Nationwide Destination 2025 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 87.5%
Shares Value ($)
Alternative Assets 4.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 906,190 9,406,257
Total Alternative Assets
(cost $9,040,610) 9,406,257
Equity Funds 42.9%
Nationwide International Index
Fund, Class R6(a) 2,647,527 23,086,433
Nationwide Mid Cap Market
Index Fund, Class R6(a) 295,924 5,175,708
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,324,253 55,177,468
Nationwide Small Cap Index
Fund, Class R6(a) 193,213 2,235,470
Total Equity Funds
(cost $65,439,378) 85,675,079
Fixed Income Funds 39.9%
Nationwide Bond Portfolio, Class
R6(a) 7,334,497 71,584,695
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 751,726 8,058,501
Total Fixed Income Funds
(cost $81,503,161) 79,643,196
Total Investment Companies
(cost $155,983,149) 174,724,532
Exchange Traded Funds 5.7%
Shares Value ($)
Equity Fund 3.8%
iShares Core MSCI Emerging
Markets ETF 124,808 7,436,061
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 26,868 3,825,734
Total Exchange Traded Funds
(cost $9,929,782) 11,261,795
Investment Contract 6.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 13,778,950 13,778,950
Total Investment Contract
(cost $13,778,950) 13,778,950
Total Investments
(cost $179,691,881) — 100.1% 199,765,277
Liabilities in excess of other assets — (0.1)% (103,842)
NET ASSETS — 100.0% $ 199,661,435
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2025 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,261,795 $ – $ – $ 11,261,795
Investment Companies 174,724,532 – – 174,724,532
Investment Contract – – 13,778,950 13,778,950
Total $ 185,986,327 $ – $ 13,778,950 $ 199,765,277
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2025 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 14,176,467 $ 14,176,467
Purchases
*
486,806 486,806
Sales (884,323) (884,323)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 13,778,950 $ 13,778,950
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2030 Fund
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 3.4%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 735,413 7,633,586
Total Alternative Assets
(cost $7,429,572) 7,633,586
Equity Funds 55.5%
Nationwide International Index
Fund, Class R6(a) 4,125,311 35,972,710
Nationwide Mid Cap Market
Index Fund, Class R6(a) 491,609 8,598,246
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,891,739 75,178,585
Nationwide Small Cap Index
Fund, Class R6(a) 378,316 4,377,120
Total Equity Funds
(cost $96,941,528) 124,126,661
Fixed Income Funds 31.8%
Nationwide Bond Portfolio, Class
R6(a) 6,897,408 67,318,703
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 366,703 3,931,053
Total Fixed Income Funds
(cost $73,184,846) 71,249,756
Total Investment Companies
(cost $177,555,946) 203,010,003
Exchange Traded Funds 6.5%
Shares Value ($)
Equity Fund 5.1%
iShares Core MSCI Emerging
Markets ETF 193,005 11,499,238
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 21,807 3,105,099
Total Exchange Traded Funds
(cost $12,945,636) 14,604,337
Investment Contract 2.9%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 6,460,568 6,460,568
Total Investment Contract
(cost $6,460,568) 6,460,568
Total Investments
(cost $196,962,150) — 100.1% 224,074,908
Liabilities in excess of other assets — (0.1)% (130,519)
NET ASSETS — 100.0% $ 223,944,389
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2030 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,604,337 $ – $ – $ 14,604,337
Investment Companies 203,010,003 – – 203,010,003
Investment Contract – – 6,460,568 6,460,568
Total $ 217,614,340 $ – $ 6,460,568 $ 224,074,908
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2030 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 6,253,955 $ 6,253,955
Purchases
*
612,520 612,520
Sales (405,907) (405,907)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 6,460,568 $ 6,460,568
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2035 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 7
Investment Companies 90.9%
Shares Value ($)
Alternative Assets 2.8%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 537,292 5,577,089
Total Alternative Assets
(cost $5,506,819) 5,577,089
Equity Funds 66.1%
Nationwide International Index
Fund, Class R6(a) 4,417,061 38,516,774
Nationwide Mid Cap Market
Index Fund, Class R6(a) 572,256 10,008,753
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,274,564 80,063,440
Nationwide Small Cap Index
Fund, Class R6(a) 426,281 4,932,073
Total Equity Funds
(cost $106,608,765) 133,521,040
Fixed Income Funds 22.0%
Nationwide Bond Portfolio, Class
R6(a) 4,431,735 43,253,736
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 97,596 1,046,228
Total Fixed Income Funds
(cost $45,749,559) 44,299,964
Total Investment Companies
(cost $157,865,143) 183,398,093
Exchange Traded Funds 8.0%
Shares Value ($)
Equity Fund 6.8%
iShares Core MSCI Emerging
Markets ETF 229,129 13,651,506
Fixed Income Fund 1.2%
iShares 20+ Year Treasury Bond
ETF 17,816 2,536,820
Total Exchange Traded Funds
(cost $14,327,381) 16,188,326
Investment Contract 1.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 2,436,311 2,436,311
Total Investment Contract
(cost $2,436,311) 2,436,311
Total Investments
(cost $174,628,835) — 100.1% 202,022,730
Liabilities in excess of other assets — (0.1)% (125,416)
NET ASSETS — 100.0% $ 201,897,314
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2035 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,188,326 $ – $ – $ 16,188,326
Investment Companies 183,398,093 – – 183,398,093
Investment Contract – – 2,436,311 2,436,311
Total $ 199,586,419 $ – $ 2,436,311 $ 202,022,730
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2035 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 9
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 2,306,581 $ 2,306,581
Purchases
*
202,708 202,708
Sales (72,978) (72,978)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 2,436,311 $ 2,436,311
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2040 Fund
Investment Companies 90.3%
Shares Value ($)
Alternative Assets 1.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 215,938 2,241,438
Total Alternative Assets
(cost $2,165,440) 2,241,438
Equity Funds 73.9%
Nationwide International Index
Fund, Class R6(a) 4,090,528 35,669,403
Nationwide Mid Cap Market
Index Fund, Class R6(a) 617,872 10,806,579
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,161,975 78,626,803
Nationwide Small Cap Index
Fund, Class R6(a) 398,370 4,609,146
Total Equity Funds
(cost $103,770,230) 129,711,931
Fixed Income Funds 15.1%
Nationwide Bond Portfolio, Class
R6(a) 2,701,755 26,369,126
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 9,980 106,990
Total Fixed Income Funds
(cost $27,364,901) 26,476,116
Total Investment Companies
(cost $133,300,571) 158,429,485
Exchange Traded Funds 9.1%
Shares Value ($)
Equity Fund 7.8%
iShares Core MSCI Emerging
Markets ETF 228,616 13,620,942
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF 15,818 2,252,325
Total Exchange Traded Funds
(cost $14,050,523) 15,873,267
Investment Contract 0.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 1,229,914 1,229,914
Total Investment Contract
(cost $1,229,914) 1,229,914
Total Investments
(cost $148,581,008) — 100.1% 175,532,666
Liabilities in excess of other assets — (0.1)% (133,023)
NET ASSETS — 100.0% $ 175,399,643
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination 2040 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,873,267 $ – $ – $ 15,873,267
Investment Companies 158,429,485 – – 158,429,485
Investment Contract – – 1,229,914 1,229,914
Total $ 174,302,752 $ – $ 1,229,914 $ 175,532,666
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2040 Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 1,213,610 $ 1,213,610
Purchases
*
69,591 69,591
Sales (53,287) (53,287)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 1,229,914 $ 1,229,914
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Destination 2045 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 13
Investment Companies 90.6%
Shares Value ($)
Alternative Assets 0.3%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 38,133 395,819
Total Alternative Assets
(cost $401,473) 395,819
Equity Funds 78.8%
Nationwide International Index
Fund, Class R6(a) 3,718,897 32,428,782
Nationwide Mid Cap Market
Index Fund, Class R6(a) 585,594 10,242,042
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,796,144 73,958,793
Nationwide Small Cap Index
Fund, Class R6(a) 370,687 4,288,845
Total Equity Funds
(cost $96,830,891) 120,918,462
Fixed Income Fund 11.5%
Nationwide Bond Portfolio, Class
R6(a) 1,803,724 17,604,348
Total Fixed Income Funds
(cost $18,193,965) 17,604,348
Total Investment Companies
(cost $115,426,329) 138,918,629
Exchange Traded Funds 9.3%
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 205,917 12,268,535
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF(b) 14,268 2,031,621
Total Exchange Traded Funds
(cost $12,686,038) 14,300,156
Investment Contract 0.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 364,365 364,365
Total Investment Contract
(cost $364,365) 364,365
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 43,800 43,800
Total Short-Term Investment
(cost $43,800)
43,800
Total Investments
(cost $128,520,532) — 100.1% 153,626,950
Liabilities in excess of other assets — (0.1)% (180,487)
NET ASSETS — 100.0% $ 153,446,463
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $42,717, which was collateralized by
cash used to purchase a money market fund with a value of
$43,800.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of January 31, 2022.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $43,800.
ETF Exchange Traded Fund

14 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2045 Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,300,156 $ – $ – $ 14,300,156
Investment Companies 138,918,629 – – 138,918,629
Investment Contract – – 364,365 364,365
Short-Term Investment 43,800 – – 43,800
Total $ 153,262,585 $ – $ 364,365 $ 153,626,950
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Destination 2045 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 322,649 $ 322,649
Purchases
*
56,372 56,372
Sales (14,656) (14,656)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 364,365 $ 364,365
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2050 Fund
Investment Companies 90.5%
Shares Value ($)
Alternative Assets 0.0%
†
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,797 29,032
Total Alternative Assets
(cost $29,414) 29,032
Equity Funds 81.5%
Nationwide International Index
Fund, Class R6(a) 3,478,362 30,331,319
Nationwide Mid Cap Market
Index Fund, Class R6(a) 582,646 10,190,478
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,483,132 69,964,764
Nationwide Small Cap Index
Fund, Class R6(a) 351,848 4,070,876
Total Equity Funds
(cost $93,129,749) 114,557,437
Fixed Income Fund 9.0%
Nationwide Bond Portfolio, Class
R6(a) 1,297,910 12,667,599
Total Fixed Income Funds
(cost $13,089,857) 12,667,599
Total Investment Companies
(cost $106,249,020) 127,254,068
Exchange Traded Funds 9.6%
Shares Value ($)
Equity Fund 8.2%
iShares Core MSCI Emerging
Markets ETF 193,553 11,531,888
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 13,167 1,874,849
Total Exchange Traded Funds
(cost $11,896,867) 13,406,737
Total Investments
(cost $118,145,887) — 100.1% 140,660,805
Liabilities in excess of other assets — (0.1)% (72,808)
NET ASSETS — 100.0% $ 140,587,997
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2050 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,406,737 $ – $ – $ 13,406,737
Investment Companies 127,254,068 – – 127,254,068
Total $ 140,660,805 $ – $ – $ 140,660,805
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2055 Fund
Investment Companies 90.7%
Shares Value ($)
Equity Funds 82.9%
Nationwide International Index
Fund, Class R6(a) 2,132,509 18,595,483
Nationwide Mid Cap Market
Index Fund, Class R6(a) 380,077 6,647,543
Nationwide Multi-Cap Portfolio,
Class R6(a) 3,391,247 43,272,311
Nationwide Small Cap Index
Fund, Class R6(a) 225,547 2,609,584
Total Equity Funds
(cost $58,337,111) 71,124,921
Fixed Income Fund 7.8%
Nationwide Bond Portfolio, Class
R6(a) 682,810 6,664,225
Total Fixed Income Funds
(cost $6,881,234) 6,664,225
Total Investment Companies
(cost $65,218,345) 77,789,146
Exchange Traded Funds 9.4%
Equity Fund 8.4%
iShares Core MSCI Emerging
Markets ETF 121,196 7,220,857
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.0%
iShares 20+ Year Treasury Bond
ETF(b) 5,707 812,620
Total Exchange Traded Funds
(cost $7,117,610) 8,033,477
Short-Term Investment 0.5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 467,200 467,200
Total Short-Term Investment
(cost $467,200)
467,200
Total Investments
(cost $72,803,155) — 100.6% 86,289,823
Liabilities in excess of other assets — (0.6)% (549,520)
NET ASSETS — 100.0% $ 85,740,303
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $455,648, which was collateralized by
cash used to purchase a money market fund with a value of
$467,200.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $467,200.
ETF Exchange Traded Fund

Nationwide Destination 2055 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 8,033,477 $ – $ – $ 8,033,477
Investment Companies 77,789,146 – – 77,789,146
Short-Term Investment 467,200 – – 467,200
Total $ 86,289,823 $ – $ – $ 86,289,823
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2060 Fund
000
Investment Companies 90.6%
Shares Value ($)
Equity Funds 83.7%
Nationwide International Index
Fund, Class R6(a) 878,141 7,657,389
Nationwide Mid Cap Market
Index Fund, Class R6(a) 160,284 2,803,372
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,409,924 17,990,628
Nationwide Small Cap Index
Fund, Class R6(a) 95,532 1,105,303
Total Equity Funds
(cost $24,492,440) 29,556,692
Fixed Income Fund 6.9%
Nationwide Bond Portfolio, Class
R6(a) 250,441 2,444,306
Total Fixed Income Funds
(cost $2,523,581) 2,444,306
Total Investment Companies
(cost $27,016,021) 32,000,998
Exchange Traded Funds 9.4%
Equity Fund 8.7%
iShares Core MSCI Emerging
Markets ETF 51,718 3,081,358
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF(b) 1,714 244,057
Total Exchange Traded Funds
(cost $2,928,436) 3,325,415
Short-Term Investment 0.7%
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(c)(d) 233,600 233,600
Total Short-Term Investment
(cost $233,600)
233,600
Total Investments
(cost $30,178,057) — 100.7% 35,560,013
Liabilities in excess of other assets — (0.7)% (259,610)
NET ASSETS — 100.0% $ 35,300,403
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $227,824, which was collateralized by
cash used to purchase a money market fund with a value of
$233,600.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $233,600.
ETF Exchange Traded Fund

Nationwide Destination 2060 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 3,325,415 $ – $ – $ 3,325,415
Investment Companies 32,000,998 – – 32,000,998
Short-Term Investment 233,600 – – 233,600
Total $ 35,560,013 $ – $ – $ 35,560,013
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination 2065 Fund
Investment Companies 91.5%
Shares Value ($)
Equity Funds 85.4%
Nationwide International Index
Fund, Class R6(a) 67,956 592,573
Nationwide Mid Cap Market
Index Fund, Class R6(a) 12,462 217,961
Nationwide Multi-Cap Portfolio,
Class R6(a) 109,741 1,400,296
Nationwide Small Cap Index
Fund, Class R6(a) 7,474 86,479
Total Equity Funds
(cost $2,081,703) 2,297,309
Fixed Income Fund 6.1%
Nationwide Bond Portfolio, Class
R6(a) 16,760 163,579
Total Fixed Income Funds
(cost $168,505) 163,579
Total Investment Companies
(cost $2,250,208) 2,460,888
Exchange Traded Funds 8.5%
Shares Value ($)
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 3,622 215,799
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 100 14,239
Total Exchange Traded Funds
(cost $211,814) 230,038
Total Investments
(cost $2,462,022) — 100.0% 2,690,926
Liabilities in excess of other assets — 0.0%
†
(1,051)
NET ASSETS — 100.0% $ 2,689,875
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund

Nationwide Destination 2065 Fund - January 31, 2022 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 230,038 $ – $ – $ 230,038
Investment Companies 2,460,888 – – 2,460,888
Total $ 2,690,926 $ – $ – $ 2,690,926
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination Retirement Fund
Investment Companies 85.1%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 810,715 8,415,224
Total Alternative Assets
(cost $7,745,167) 8,415,224
Equity Funds 32.0%
Nationwide International Index
Fund, Class R6(a) 1,146,603 9,998,382
Nationwide Mid Cap Market
Index Fund, Class R6(a) 141,122 2,468,231
Nationwide Multi-Cap Portfolio,
Class R6(a) 2,609,000 33,290,843
Total Equity Funds
(cost $34,007,826) 45,757,456
Fixed Income Funds 47.2%
Nationwide Bond Portfolio, Class
R6(a) 5,911,199 57,693,300
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 908,054 9,734,341
Total Fixed Income Funds
(cost $68,330,288) 67,427,641
Total Investment Companies
(cost $110,083,281) 121,600,321
Exchange Traded Funds 4.8%
Equity Fund 2.7%
iShares Core MSCI Emerging
Markets ETF 64,320 3,832,185
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF 20,399 2,904,614
Total Exchange Traded Funds
(cost $6,228,730) 6,736,799
Investment Contract 10.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(b) 14,642,756 14,642,756
Total Investment Contract
(cost $14,642,756) 14,642,756
Total Investments
(cost $130,954,767) — 100.1% 142,979,876
Liabilities in excess of other assets — (0.1)% (78,927)
NET ASSETS — 100.0% $ 142,900,949
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
ETF Exchange Traded Fund

Nationwide Destination Retirement Fund - January 31, 2022 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 6,736,799 $ – $ – $ 6,736,799
Investment Companies 121,600,321 – – 121,600,321
Investment Contract – – 14,642,756 14,642,756
Total $ 128,337,120 $ – $ 14,642,756 $ 142,979,876
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

26 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Destination Retirement Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 16,883,076 $ 16,883,076
Purchases
*
200,467 200,467
Sales (2,440,787) (2,440,787)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 14,642,756 $ 14,642,756
Amounts designated as "−" are zero or have been rounded to zero.
*
Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Aggressive Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Investment Companies 88.4%
Shares Value ($)
Alternative Assets 1.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,020,291 9,621,343
Nationwide Emerging Markets
Debt Fund, Class R6(a) 1,013,859 9,256,531
Total Alternative Assets
(cost $19,514,058) 18,877,874
Equity Funds 84.2%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,935,177 22,873,794
Nationwide International Index
Fund, Class R6(a) 23,251,747 202,755,230
Nationwide International Small
Cap Fund, Class R6(a) 3,588,291 37,892,354
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,223,076 19,899,452
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,798,796 118,910,940
Nationwide Multi-Cap Portfolio,
Class R6(a) 36,267,578 462,774,292
Total Equity Funds
(cost $714,298,599) 865,106,062
Investment Companies
Shares Value ($)
Fixed Income Funds 2.3%
Nationwide Bond Index Fund,
Class R6(a) 478,459 5,234,342
Nationwide Bond Portfolio, Class
R6(a) 897,386 8,758,485
Nationwide Core Plus Bond
Fund, Class R6(a) 814 8,319
Nationwide Loomis Core Bond
Fund, Class R6(a) 869,286 9,414,370
Total Fixed Income Funds
(cost $23,801,478) 23,415,516
Total Investment Companies
(cost $757,614,135) 907,399,452
Exchange Traded Funds 11.7%
Equity Funds 11.7%
iShares Core MSCI Emerging
Markets ETF 1,229,506 73,253,967
iShares Core S&P Small-Cap
ETF 195,146 20,734,262
Nationwide Risk-Based
International Equity ETF(a) 474,590 12,500,701
Nationwide Risk-Based US
Equity ETF(a) 357,330 13,880,091
Total Exchange Traded Funds
(cost $113,932,620) 120,369,021
Total Investments
(cost $871,546,755) — 100.1% 1,027,768,473
Liabilities in excess of other assets — (0.1)% (638,782)
NET ASSETS — 100.0% $ 1,027,129,691
(a) Investment in affiliate.
ETF Exchange Traded Fund

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 120,369,021 $ – $ – $ 120,369,021
Investment Companies 907,399,452 – – 907,399,452
Total $ 1,027,768,473 $ – $ – $ 1,027,768,473
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Conservative Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
Investment Companies 73.7%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,217,293 11,479,076
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,661,285 17,244,142
Nationwide Emerging Markets
Debt Fund, Class R6(a) 604,975 5,523,426
Total Alternative Assets
(cost $34,295,658) 34,246,644
Equity Funds 20.6%
Nationwide International Index
Fund, Class R6(a) 2,664,749 23,236,608
Nationwide International Small
Cap Fund, Class R6(a) 241,113 2,546,156
Nationwide Mid Cap Market
Index Fund, Class R6(a) 633,751 11,084,304
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,467,492 82,525,192
Total Equity Funds
(cost $89,546,997) 119,392,260
Fixed Income Funds 47.2%
Nationwide Bond Index Fund,
Class R6(a) 4,809,437 52,615,246
Nationwide Bond Portfolio, Class
R6(a) 7,150,955 69,793,326
Nationwide Core Plus Bond
Fund, Class R6(a) 3,837,459 39,218,830
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,732,094 29,288,052
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,036,846 11,229,047
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 7,137,208 72,442,662
Total Fixed Income Funds
(cost $271,722,904) 274,587,163
Total Investment Companies
(cost $395,565,559) 428,226,067
Exchange Traded Funds 10.7%
Equity Funds 3.1%
iShares Core MSCI Emerging
Markets ETF 159,423 9,498,422
iShares Core S&P Small-Cap
ETF 13,642 1,449,462
Nationwide Risk-Based
International Equity ETF(a) 129,525 3,411,689
Nationwide Risk-Based US
Equity ETF(a) 97,511 3,787,708
Total Equity Funds
(cost $16,941,974) 18,147,281
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 7.6%
iShares 20+ Year Treasury Bond
ETF(b) 179,286 25,528,533
iShares 7-10 Year Treasury Bond
ETF(b) 164,333 18,498,966
Total Fixed Income Funds
(cost $44,022,715) 44,027,499
Total Exchange Traded Funds
(cost $60,964,689) 62,174,780
Investment Contract 15.7%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 91,480,400 91,480,400
Total Investment Contract
(cost $91,480,400) 91,480,400
Short-Term Investment 4.7%
Shares
Money Market Fund 4.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 27,561,040 27,561,040
Total Short-Term Investment
(cost $27,561,040)
27,561,040
Total Investments
(cost $575,571,688) — 104.8% 609,442,287
Liabilities in excess of other assets — (4.8)% (27,992,443)
NET ASSETS — 100.0% $ 581,449,844
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $39,061,437, which was collateralized
by cash used to purchase a money market fund with a total
value of $27,561,040 and by $12,796,358 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
2/10/2022 – 2/15/2051; a total value of $40,357,398.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of January 31, 2022.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $27,561,040.
ETF Exchange Traded Fund

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Investor Destinations Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 62,174,780 $ – $ – $ 62,174,780
Investment Companies 428,226,067 – – 428,226,067
Investment Contract – – 91,480,400 91,480,400
Short-Term Investment 27,561,040 – – 27,561,040
Total $ 517,961,887 $ – $ 91,480,400 $ 609,442,287
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Investor Destinations Conservative Fund - January 31, 2022 (Unaudited) - Statement of Investments - 5
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 93,407,331 $ 93,407,331
Purchases
*
2,285,896 2,285,896
Sales (4,212,827) (4,212,827)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 91,480,400 $ 91,480,400
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderate Fund
Investment Companies 82.9%
Shares Value ($)
Alternative Assets 6.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,502,631 33,029,814
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,593,226 16,537,690
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,320,130 21,182,783
Total Alternative Assets
(cost $72,534,807) 70,750,287
Equity Funds 56.3%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 1,055,132 12,471,655
Nationwide International Index
Fund, Class R6(a) 13,871,620 120,960,522
Nationwide International Small
Cap Fund, Class R6(a) 1,902,846 20,094,054
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 647,774 10,539,290
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,126,621 54,684,608
Nationwide Multi-Cap Portfolio,
Class R6(a) 33,813,273 431,457,365
Total Equity Funds
(cost $518,408,997) 650,207,494
Fixed Income Funds 20.5%
Nationwide Bond Index Fund,
Class R6(a) 3,532,897 38,649,890
Nationwide Bond Portfolio, Class
R6(a) 5,879,781 57,386,658
Nationwide Core Plus Bond
Fund, Class R6(a) 3,156,566 32,260,105
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,048,693 11,241,985
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,972,005 53,846,817
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,211,246 42,744,144
Total Fixed Income Funds
(cost $236,419,924) 236,129,599
Total Investment Companies
(cost $827,363,728) 957,087,380
Exchange Traded Funds 10.5%
Equity Funds 8.0%
iShares Core MSCI Emerging
Markets ETF 757,434 45,127,918
iShares Core S&P Small-Cap
ETF(b) 273,938 29,105,912
Nationwide Risk-Based
International Equity ETF(a) 322,989 8,507,530
Exchange Traded Funds
Shares Value ($)
Nationwide Risk-Based US
Equity ETF(a) 243,147 9,444,778
Total Equity Funds
(cost $88,999,115) 92,186,138
Fixed Income Funds 2.5%
iShares 20+ Year Treasury Bond
ETF(b) 126,869 18,064,877
iShares 7-10 Year Treasury Bond
ETF(b) 103,623 11,664,841
Total Fixed Income Funds
(cost $29,545,788) 29,729,718
Total Exchange Traded Funds
(cost $118,544,903) 121,915,856
Investment Contract 6.6%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 76,762,812 76,762,812
Total Investment Contract
(cost $76,762,812) 76,762,812
Short-Term Investment 2.8%
Shares
Money Market Fund 2.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 32,163,797 32,163,797
Total Short-Term Investment
(cost $32,163,797)
32,163,797
Total Investments
(cost $1,054,835,240) — 102.8% 1,187,929,845
Liabilities in excess of other assets — (2.8)% (32,867,605)
NET ASSETS — 100.0% $ 1,155,062,240
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $31,687,858, which was collateralized
by cash used to purchase a money market fund with a value
of $32,163,797.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of January 31, 2022.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $32,163,797.
ETF Exchange Traded Fund

Nationwide Investor Destinations Moderate Fund - January 31, 2022 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 121,915,856 $ – $ – $ 121,915,856
Investment Companies 957,087,380 – – 957,087,380
Investment Contract – – 76,762,812 76,762,812
Short-Term Investment 32,163,797 – – 32,163,797
Total $ 1,111,167,033 $ – $ 76,762,812 $ 1,187,929,845
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderate Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 79,270,126 $ 79,270,126
Purchases
*
601,551 601,551
Sales (3,108,865) (3,108,865)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 76,762,812 $ 76,762,812
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Aggressive Fund - January 31, 2022 (Unaudited) - Statement of Investments - 9
Investment Companies 89.3%
Shares Value ($)
Alternative Assets 6.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,536,068 42,775,119
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,063,690 21,421,107
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,004,652 27,432,473
Total Alternative Assets
(cost $93,477,014) 91,628,699
Equity Funds 71.7%
Nationwide GQG U.S. Quality
Equity Fund, Class R6(a) 2,151,995 25,436,580
Nationwide International Index
Fund, Class R6(a) 24,561,214 214,173,786
Nationwide International Small
Cap Fund, Class R6(a) 4,519,776 47,728,836
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,348,153 21,934,447
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,631,597 115,986,635
Nationwide Multi-Cap Portfolio,
Class R6(a) 51,451,733 656,524,112
Total Equity Funds
(cost $884,122,952) 1,081,784,396
Investment Companies
Shares Value ($)
Fixed Income Funds 11.5%
Nationwide Bond Index Fund,
Class R6(a) 3,272,795 35,804,375
Nationwide Bond Portfolio, Class
R6(a) 5,538,630 54,057,027
Nationwide Core Plus Bond
Fund, Class R6(a) 4,086,333 41,762,321
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,358,512 14,563,249
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,576,444 27,902,893
Total Fixed Income Funds
(cost $174,474,438) 174,089,865
Total Investment Companies
(cost $1,152,074,404) 1,347,502,960
Exchange Traded Funds 10.8%
Equity Funds 10.8%
iShares Core MSCI Emerging
Markets ETF 1,695,867 101,039,756
iShares Core S&P Small-Cap
ETF 287,193 30,514,256
Nationwide Risk-Based
International Equity ETF(a) 559,014 14,724,429
Nationwide Risk-Based US
Equity ETF(a) 420,877 16,348,504
Total Exchange Traded Funds
(cost $152,859,431) 162,626,945
Total Investments
(cost $1,304,933,835) — 100.1% 1,510,129,905
Liabilities in excess of other assets — (0.1)% (943,289)
NET ASSETS — 100.0% $ 1,509,186,616
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 162,626,945 $ – $ – $ 162,626,945
Investment Companies 1,347,502,960 – – 1,347,502,960
Total $ 1,510,129,905 $ – $ – $ 1,510,129,905
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2022 (Unaudited) - Statement of Investments - 11
Investment Companies 79.1%
Shares Value ($)
Alternative Assets 5.3%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,260,688 11,888,286
Nationwide Amundi Strategic
Income Fund, Class R6(a) 573,664 5,954,634
Nationwide Emerging Markets
Debt Fund, Class R6(a) 417,492 3,811,699
Total Alternative Assets
(cost $22,035,709) 21,654,619
Equity Funds 38.6%
Nationwide International Index
Fund, Class R6(a) 3,445,580 30,045,455
Nationwide International Small
Cap Fund, Class R6(a) 332,102 3,506,992
Nationwide Mid Cap Market
Index Fund, Class R6(a) 955,792 16,716,800
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,376,077 106,878,747
Total Equity Funds
(cost $121,394,003) 157,147,994
Fixed Income Funds 35.2%
Nationwide Bond Index Fund,
Class R6(a) 2,644,032 28,925,713
Nationwide Bond Portfolio, Class
R6(a) 3,926,155 38,319,269
Nationwide Core Plus Bond
Fund, Class R6(a) 1,893,114 19,347,628
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,132,132 12,136,450
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,432,059 15,509,201
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,844,109 28,867,708
Total Fixed Income Funds
(cost $142,315,279) 143,105,969
Total Investment Companies
(cost $285,744,991) 321,908,582
Exchange Traded Funds 9.8%
Equity Funds 5.7%
iShares Core MSCI Emerging
Markets ETF 194,019 11,559,652
iShares Core S&P Small-Cap
ETF 47,821 5,080,981
Nationwide Risk-Based
International Equity ETF(a) 113,408 2,987,167
Nationwide Risk-Based US
Equity ETF(a) 85,259 3,311,792
Total Equity Funds
(cost $21,595,620) 22,939,592
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF(b) 60,115 8,559,775
Exchange Traded Funds
Shares Value ($)
iShares 7-10 Year Treasury Bond
ETF(b) 73,541 8,278,511
Total Fixed Income Funds
(cost $16,979,157) 16,838,286
Total Exchange Traded Funds
(cost $38,574,777) 39,777,878
Investment Contract 11.2%
Principal
Amount ($)
Nationwide Contract, 2.15%
^∞(a)(c) 45,421,888 45,421,888
Total Investment Contract
(cost $45,421,888) 45,421,888
Short-Term Investment 3.0%
Shares
Money Market Fund 3.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class, 0.01%
(d)(e) 12,210,975 12,210,975
Total Short-Term Investment
(cost $12,210,975)
12,210,975
Total Investments
(cost $381,952,631) — 103.1% 419,319,323
Liabilities in excess of other assets — (3.1)% (12,629,916)
NET ASSETS — 100.0% $ 406,689,407
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $11,939,953, which was collateralized
by cash used to purchase a money market fund with a value
of $12,210,975.
(c) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited.
(d) Represents 7-day effective yield as of January 31, 2022.
(e) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $12,210,975.
ETF Exchange Traded Fund

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 39,777,878 $ – $ – $ 39,777,878
Investment Companies 321,908,582 – – 321,908,582
Investment Contract – – 45,421,888 45,421,888
Short-Term Investment 12,210,975 – – 12,210,975
Total $ 373,897,435 $ – $ 45,421,888 $ 419,319,323
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Investor Destinations Moderately Conservative Fund - January 31, 2022 (Unaudited) - Statement of Investments - 13
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following table represents the Fund’s Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
Investment
Contract Total
Balance as of October 31, 2021 $ 46,744,045 $ 46,744,045
Purchases
*
620,110 620,110
Sales (1,942,267) (1,942,267)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of January 31, 2022 $ 45,421,888 $ 45,421,888
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.15% (2.15%)
Daily Transactions $1.00 ($1.00)
*
NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate its investment in the Nationwide Contract at its discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 21.7%
Principal
Amount ($) Value ($)
Airlines 3.2%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,189,141 2,195,358
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 1,050,000 1,026,355
British Airways Pass-Through
Trust
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 2,365,000 2,322,222
Series 2021-1, Class A,
2.90%, 3/15/2035(a) 714,931 708,232
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 20,106 20,149
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 634,854 639,153
Series 2016-1, Class B,
3.65%, 1/7/2026 1,980,111 1,946,140
Series 2020-1, Class A,
5.88%, 10/15/2027 1,487,620 1,600,137
Series 2019-2, Class B,
3.50%, 5/1/2028 50,135 48,624
10,506,370
Home Equity 0.6%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.84%,
8/25/2035(b) 761,569 767,697
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.35%, 1/25/2036(b) 511,617 512,083
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.44%, 12/25/2036(b) 715,669 714,209
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 48 48
1,994,037
Other 17.9%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 1,976,690 2,026,669
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,671,805 2,782,287
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.31%, 4/20/2031(a)(b) 1,000,000 1,000,152
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Apidos CLO XXXIV
Series 2020-34A, Class
A1R, 1.37%, 1/20/2035(a)
(b) 1,050,000 1,051,619
Series 2020-34A, Class
B1R, 1.87%, 1/20/2035(a)
(b) 500,000 500,677
Series 2020-34A, Class CR,
2.27%, 1/20/2035(a)(b) 550,000 550,314
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
1.42%, 10/25/2034(a)(b) 500,000 500,430
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,368,077
Broad River Bsl Funding CLO
Ltd.
Series 2020-1A, Class AR,
1.42%, 7/20/2034(a)(b) 2,300,000 2,301,003
Series 2020-1A, Class BR,
1.95%, 7/20/2034(a)(b) 1,200,000 1,198,309
CARLYLE US CLO Ltd.,
Series 2019-4A, Class BR,
0.00%, 4/15/2035(a)(b) 350,000 350,000
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR,
1.60%, 4/20/2034(a)(b) 3,000,000 3,001,086
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 250,560 253,617
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,359,060 1,579,938
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR,
1.28%, 5/20/2034(a)(b) 2,300,000 2,302,905
Series 2020-77A, Class BR,
1.81%, 5/20/2034(a)(b) 1,200,000 1,200,929
Dryden 86 CLO Ltd.
Series 2020-86A, Class
A1R, 1.34%, 7/17/2034(a)
(b) 1,650,000 1,649,092
Series 2020-86A, Class BR,
1.94%, 7/17/2034(a)(b) 850,000 851,350
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 602,437 597,260
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,069,986 1,069,925
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 1,219,240 1,207,824
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 117,725 120,246

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 142,809 147,886
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 596,786 616,577
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 567,969 592,413
Invesco CLO Ltd.
Series 2021-2A, Class A,
1.36%, 7/15/2034(a)(b) 2,600,000 2,594,257
Series 2021-2A, Class B,
1.84%, 7/15/2034(a)(b) 900,000 896,821
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.11%, 7/17/2037(a)(b) 450,794 450,560
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
1.36%, 1/20/2035(a)(b) 2,000,000 2,005,760
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 1,459,843 1,484,425
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
1.24%, 1/20/2032(a)(b) 500,000 500,378
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
1.39%, 10/20/2035(a)(b) 1,750,000 1,750,893
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 720,000 719,462
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 120,000 119,818
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,689,330
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 198,404
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,111,576 1,140,454
RR 1 LLC
Series 2017-1A, Class
A1AB, 1.39%, 7/15/2035(a)
(b) 2,500,000 2,501,447
Series 2017-1A, Class A2B,
1.84%, 7/15/2035(a)(b) 1,000,000 1,000,866
Towd Point Mortgage Trust
Series 2019-1, Class A1,
3.67%, 3/25/2058(a)(b) 1,395,699 1,435,909
Series 2018-6, Class A1,
3.75%, 3/25/2058(a)(b) 1,187,209 1,217,365
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 606,573
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,411,495 3,431,479
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,770,301 2,786,374
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.
Series 2021-1A, Class A,
1.34%, 7/15/2034(a)(b) 2,600,000 2,600,751
Series 2021-1A, Class B,
1.84%, 7/15/2034(a)(b) 900,000 900,780
58,852,691
Total Asset-Backed Securities
(cost $71,650,095)
71,353,098
Collateralized Mortgage Obligations 5.1%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 196,227 139,000
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 6,690 6,891
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 626,164 625,078
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,460,063 3,476,001
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 40,947 28,791
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 276,113 280,917
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 48,290 49,061
Series 2009-42, Class AP,
4.50%, 3/25/2039 19,753 20,126
JP Morgan Mortgage Trust
Series 2021-13, Class A15,
2.50%, 4/25/2052(a)(b) 1,342,001 1,299,854
Series 2021-15, Class A15,
2.50%, 6/25/2052(a)(b) 1,871,820 1,810,694
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 149,899 131,898
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 902,524 912,570
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 808,438 842,080
Series 2019-1A, Class A1,
3.98%, 9/25/2057(a)(b) 871,010 892,002
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 251,254 259,783

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 1,368,246 1,411,757
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 788,266 815,915
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,451,237 1,529,906
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 688,000 684,763
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 688,000 684,873
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 465,000 462,901
Sequoia Mortgage Trust,
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 79,147 79,376
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 388,670 388,475
Total Collateralized Mortgage Obligations
(cost $16,899,116)
16,832,712
Commercial Mortgage-Backed Securities 3.3%
AREIT Trust, Series 2022-
CRE6, Class A, 1.35%,
11/17/2024(a)(b) 600,000 600,000
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 758,748
BBCMS Mortgage Trust,
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,979,670
Benchmark Mortgage Trust
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 783,601
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 756,067
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 1,300,000 1,346,214
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 425,218
Total Commercial Mortgage-Backed
Securities
(cost $11,037,409) 10,649,518
Corporate Bonds 38.7%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.95%, 2/1/2030 1,225,000 1,199,027
3.25%, 2/1/2035 500,000 477,887
Huntington Ingalls Industries,
Inc. ,
4.20%, 5/1/2030 1,230,000 1,338,015
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Moog, Inc. ,
4.25%, 12/15/2027(a) 215,000 215,763
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,073,499
5,304,191
Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 175,000 170,693
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 75,000 74,210
244,903
Auto Components 0.0%
†
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 110,000 111,650
Automobiles 0.8%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 1,110,000 1,084,555
1.80%, 1/10/2028(a) 140,000 132,275
6.38%, 4/8/2030(a) 460,000 560,669
Nissan Motor Co. Ltd. ,
4.81%, 9/17/2030(a) 700,000 757,857
2,535,356
Banks 4.0%
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 1,990,000 2,130,246
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 1,000,000 979,996
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 110,000 100,486
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 1,250,000 1,230,593
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,175,076
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032 1,350,000 1,286,066
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 790,926
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,067,044
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.77%,
4/30/2022(d)(e) 488,000 490,417
(SOFR + 1.51%), 2.53%,
11/19/2041(d) 650,000 579,783
4.95%, 6/1/2045 950,000 1,152,781
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 1,250,000 1,195,092
13,178,506

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.9%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 600,000 635,245
4.90%, 2/1/2046 1,000,000 1,183,100
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 105,000 121,106
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 810,000 994,800
2,934,251
Biotechnology 0.2%
AbbVie, Inc. ,
3.20%, 11/21/2029 195,000 200,823
4.25%, 11/21/2049 400,000 445,240
646,063
Building Products 0.6%
Carrier Global Corp. ,
2.72%, 2/15/2030 1,075,000 1,061,870
2.70%, 2/15/2031 425,000 417,586
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 294,000 342,618
1,822,074
Capital Markets 2.0%
Credit Suisse Group AG ,
(SOFR + 3.73%), 4.19%,
4/1/2031(a)(d) 250,000 265,815
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 975,000 946,921
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,088,277
Moody's Corp. ,
3.25%, 5/20/2050 710,000 691,722
MSCI, Inc. ,
3.88%, 2/15/2031(a) 220,000 219,752
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,405,894
6,618,381
Chemicals 0.4%
CF Industries, Inc. ,
5.15%, 3/15/2034 215,000 247,777
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 628,487
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 440,548
1,316,812
Commercial Services & Supplies 0.1%
Clean Harbors, Inc. ,
5.13%, 7/15/2029(a) 215,000 224,180
Stericycle, Inc. ,
3.88%, 1/15/2029(a) 220,000 209,000
433,180
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.50%, 9/1/2044 610,000 744,986
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Viasat , Inc. ,
5.63%, 4/15/2027(a) 220,000 223,872
968,858
Consumer Finance 0.1%
Ford Motor Credit Co. LLC ,
4.00%, 11/13/2030 215,000 216,122
Containers & Packaging 0.9%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 716,625
5.63%, 7/15/2027(a) 215,000 221,332
Crown Americas LLC ,
4.25%, 9/30/2026 110,000 113,438
Graphic Packaging
International LLC ,
3.75%, 2/1/2030(a) 175,000 168,000
Sealed Air Corp. ,
4.00%, 12/1/2027(a) 215,000 215,537
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 1,250,000 1,193,750
4.13%, 2/1/2028 220,000 220,594
2,849,276
Diversified Consumer Services 0.1%
Service Corp. International ,
3.38%, 8/15/2030 290,000 270,731
Diversified Telecommunication Services 1.5%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 163,549
3.65%, 6/1/2051 1,795,000 1,754,682
CCO Holdings LLC ,
4.50%, 5/1/2032 290,000 279,488
Level 3 Financing, Inc. ,
4.63%, 9/15/2027(a) 145,000 144,290
Verizon Communications, Inc. ,
2.55%, 3/21/2031 2,500,000 2,441,230
4,783,239
Electric Utilities 4.8%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,170,407
Appalachian Power Co. ,
Series Z, 3.70%, 5/1/2050 190,000 195,167
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 2,871,260
Evergy , Inc. ,
2.90%, 9/15/2029 1,020,000 1,020,138
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,345,276
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 534,220
2.75%, 3/1/2032(a) 170,000 167,531
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,100,096
NextEra Energy Operating
Partners LP ,
4.50%, 9/15/2027(a) 215,000 217,688

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 215,000 199,413
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,079,363
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 1,500,000 1,521,445
5.63%, 2/15/2027(a) 230,000 234,607
4.30%, 7/15/2029(a) 1,000,000 1,034,589
15,691,200
Electrical Equipment 0.1%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 200,000 197,636
Electronic Equipment, Instruments & Components 0.4%
CDW LLC ,
3.57%, 12/1/2031 1,250,000 1,244,313
Sensata Technologies, Inc. ,
3.75%, 2/15/2031(a) 215,000 202,031
1,446,344
Entertainment 0.2%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 800,000 796,156
Equity Real Estate Investment Trusts (REITs) 4.4%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 995,978
2.75%, 4/15/2031 1,250,000 1,202,234
Crown Castle International
Corp. ,
4.15%, 7/1/2050 430,000 454,341
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 1,475,000 1,382,183
Kite Realty Group Trust ,
4.75%, 9/15/2030 439,000 476,831
LXP Industrial Trust ,
2.70%, 9/15/2030 1,300,000 1,256,879
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,526,651
4.45%, 3/15/2024 2,300,000 2,396,703
2.75%, 4/1/2032 191,000 182,492
Sabra Health Care LP ,
3.20%, 12/1/2031 1,325,000 1,257,485
Spirit Realty LP ,
2.10%, 3/15/2028 1,000,000 957,629
Sun Communities Operating
LP ,
2.30%, 11/1/2028 1,131,000 1,098,524
WP Carey, Inc. ,
2.45%, 2/1/2032 1,250,000 1,191,047
14,378,977
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 636,273 770,596
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 1.1%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 1,868,138
Grupo Bimbo SAB de CV ,
4.00%, 9/6/2049(a) 150,000 154,962
Ingredion, Inc. ,
3.90%, 6/1/2050 735,000 778,602
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049 650,000 738,056
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 220,000 228,800
3,768,558
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 826,646
Health Care Providers & Services 0.2%
CVS Health Corp. ,
4.25%, 4/1/2050 300,000 334,526
HCA, Inc. ,
3.50%, 9/1/2030 215,000 214,009
548,535
Health Care Technology 0.1%
IQVIA, Inc. ,
5.00%, 5/15/2027(a) 220,000 224,994
Hotels, Restaurants & Leisure 0.2%
International Game
Technology plc ,
5.25%, 1/15/2029(a) 215,000 219,588
KFC Holding Co. ,
4.75%, 6/1/2027(a) 215,000 219,255
MGM Resorts International ,
5.50%, 4/15/2027 220,000 227,169
666,012
Household Durables 0.1%
Newell Brands, Inc. ,
5.87%, 4/1/2036(c) 215,000 252,784
6.00%, 4/1/2046(c) 130,000 153,400
406,184
Independent Power and Renewable Electricity Producers
0.1%
Calpine Corp. ,
4.50%, 2/15/2028(a) 215,000 210,141
Industrial Conglomerates 0.2%
GE Capital Funding LLC ,
4.55%, 5/15/2032 600,000 678,803
Insurance 0.6%
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 500,000 461,323
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 1,375,000 1,453,742
1,915,065

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services 0.2%
Global Payments, Inc. ,
4.15%, 8/15/2049 730,000 767,591
Life Sciences Tools & Services 0.1%
Charles River Laboratories
International, Inc. ,
4.00%, 3/15/2031(a) 215,000 206,937
Machinery 0.4%
Amsted Industries, Inc. ,
4.63%, 5/15/2030(a) 220,000 218,900
Daimler Trucks Finance North
America LLC ,
2.50%, 12/14/2031(a) 1,250,000 1,192,672
1,411,572
Media 0.9%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 600,000 689,185
3.70%, 4/1/2051 250,000 221,153
Comcast Corp. ,
2.94%, 11/1/2056(a) 1,358,000 1,200,624
CSC Holdings LLC ,
3.38%, 2/15/2031(a) 215,000 187,587
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 585,492
Sirius XM Radio, Inc. ,
5.00%, 8/1/2027(a) 215,000 219,536
3,103,577
Multi-Utilities 1.5%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,837,488
3.05%, 10/15/2029 675,000 684,154
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,179,428
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,160,448
4,861,518
Oil, Gas & Consumable Fuels 3.2%
Aker BP ASA ,
3.75%, 1/15/2030(a) 550,000 565,295
Apache Corp. ,
4.38%, 10/15/2028 220,000 227,625
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 500,000 446,622
Cheniere Energy Partners LP ,
3.25%, 1/31/2032(a) 9,000 8,465
Continental Resources, Inc. ,
4.38%, 1/15/2028 215,000 226,756
5.75%, 1/15/2031(a) 350,000 398,968
2.88%, 4/1/2032(a) 836,000 786,969
DCP Midstream Operating LP ,
5.38%, 7/15/2025 110,000 115,803
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 585,177
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
5.50%, 6/1/2027 1,000,000 1,119,880
6.50%, 2/1/2042 400,000 488,773
Exxon Mobil Corp. ,
3.45%, 4/15/2051 725,000 750,482
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 500,000 562,870
3.25%, 8/1/2050 115,000 102,868
Marathon Oil Corp. ,
6.80%, 3/15/2032 450,000 565,503
6.60%, 10/1/2037 300,000 387,581
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 1,350,000 1,336,551
ONEOK, Inc. ,
7.15%, 1/15/2051 500,000 689,570
Targa Resources Partners LP ,
5.38%, 2/1/2027 215,000 220,384
Valero Energy Corp. ,
4.00%, 4/1/2029 190,000 200,852
4.90%, 3/15/2045 150,000 167,815
Valero Energy Partners LP ,
4.50%, 3/15/2028 80,000 86,238
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 375,000 463,078
10,504,125
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 519,232
Catalent Pharma Solutions,
Inc. ,
3.13%, 2/15/2029(a) 145,000 135,575
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,217,994
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 520,000 479,115
Teva Pharmaceutical Finance
Netherlands III BV ,
3.15%, 10/1/2026 250,000 229,465
2,581,381
Road & Rail 1.5%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 2,000,000 2,070,881
4.25%, 11/1/2029(a) 1,061,000 1,114,926
2.45%, 8/12/2031(a) 205,000 193,985
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 311,099
4.15%, 4/1/2045 1,000,000 1,130,287
4,821,178
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc. ,
2.60%, 2/15/2033(a) 500,000 461,556
Software 0.6%
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 215,000 210,036

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
2.88%, 3/25/2031 500,000 482,574
3.60%, 4/1/2050 665,000 589,113
PTC, Inc. ,
4.00%, 2/15/2028(a) 215,000 213,094
VMware, Inc. ,
1.80%, 8/15/2028 675,000 639,427
2,134,244
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 1,750,000 1,604,127
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 862,904
Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc. ,
4.63%, 5/15/2024(a) 215,000 219,026
Thrifts & Mortgage Finance 0.9%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,594,827
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d) 1,500,000 1,446,876
3,041,703
Tobacco 0.3%
BAT Capital Corp. ,
3.46%, 9/6/2029 1,010,000 1,019,851
Trading Companies & Distributors 0.3%
GATX Corp. ,
1.90%, 6/1/2031 1,000,000 916,706
United Rentals North America,
Inc. ,
3.88%, 2/15/2031 215,000 209,356
1,126,062
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. ,
2.88%, 2/15/2031 300,000 282,000
3.50%, 4/15/2031 285,000 278,026
3.30%, 2/15/2051 1,060,000 956,415
1,516,441
Total Corporate Bonds
(cost $127,171,613)
127,003,233
Mortgage-Backed Securities 14.7%
FHLMC UMBS Pool#
SB8088 ,
1.50%, 2/1/2036 4,152,972
4,091,511
FNMA Pool# AM9070 ,
3.77%, 8/1/2045 2,995,000
3,240,714
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 1,633,431 1,672,942
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1776
3.00%, 10/1/2034 526,532 547,482
Pool# BC0180
4.00%, 1/1/2046 856,261 920,282
Pool# BC9003
3.00%, 11/1/2046 124,928 129,927
Pool# AS8483
3.00%, 12/1/2046 95,059 98,792
Pool# MA2863
3.00%, 1/1/2047 1,013,155 1,046,387
Pool# BM2003
4.00%, 10/1/2047 566,229 602,477
Pool# CA2208
4.50%, 8/1/2048 2,100,914 2,247,544
Pool# CA2469
4.00%, 10/1/2048 862,600 912,276
Pool# BN0906
4.00%, 11/1/2048 1,202,098 1,282,123
Pool# CA3866
3.50%, 7/1/2049 2,642,297 2,759,127
Pool# BP5783
3.00%, 5/1/2050 6,473,736 6,635,820
Pool# MA4210
2.50%, 12/1/2050 1,120,031 1,119,351
Pool# MA4491
1.50%, 12/1/2051 1,496,319 1,416,942
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 2/25/2052 11,000,000 10,723,282
2.50%, 2/25/2052 9,000,000 8,984,531
Total Mortgage-Backed Securities
(cost $48,646,387)
48,431,510
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 726,554
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 1,000,046
Total Municipal Bonds
(cost $1,321,327)
1,726,600
Purchased Options 0.1%
Number of
Contracts
Call Options 0.1%
Future Interest Rate Options 0.1%
3 Month Eurodollar
12/19/2022 at USD 99.38,
American Style, Notional
Amount: USD 60,000,000
Exchange Traded 240 25,500

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
Future Interest Rate Options
U.S. Treasury 30 Year Bond
2/18/2022 at USD 157.00,
American Style, Notional
Amount: USD 18,000,000
Exchange Traded 180 137,813
163,313
Total Purchased Options
(cost $248,999) 163,313
U.S. Treasury Obligations 14.4%
Principal
Amount ($)
U.S. Treasury Notes
0.25%, 3/15/2024 1,000,000 979,570
0.38%, 4/15/2024 4,000,000 3,926,250
2.25%, 10/31/2024 3,000,000 3,073,477
2.75%, 2/28/2025 3,500,000 3,641,777
2.63%, 1/31/2026 (f) 4,000,000 4,167,500
1.25%, 3/31/2028 19,000,000 18,475,274
1.50%, 2/15/2030 13,300,000 13,055,820
Total U.S. Treasury Obligations
(cost $48,642,183)
47,319,668
Total Investments
(cost $325,617,129) — 98.5%
323,479,652
Other assets in excess of
liabilities — 1.5% 5,076,682
NET ASSETS — 100.0%
$ 328,556,334
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $128,785,565 which represents 39.20% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2022. The maturity date reflects the next call date.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 9
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
37-V1 1.00 Quarterly 12/20/2026 0.60
USD
10,000,000 (228,455) 30,345 (198,110)
(228,455) 30,345 (198,110)
As of January 31, 2022, the Fund had $119,234 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 363 3/2022 USD 56,491,875 (1,075,426)
U.S. Treasury Ultra Bond 68 3/2022 USD 12,847,750 (289,409)
(1,364,835)
Short Contracts
U.S. Treasury 5 Year Note (40) 3/2022 USD (4,768,125) 69,551
U.S. Treasury 10 Year Note (278) 3/2022 USD (35,575,313) 257,037
U.S. Treasury 10 Year Ultra Note (179) 3/2022 USD (25,566,234) 217,727
544,315
(820,520)
Currency:
USD United States Dollar
Written Call Options Contracts as of January 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 99.63 12/19/2022 (12,000)
U.S. Treasury 30 Year Bond Exchange Traded 180 USD 18,000,000 USD 159.00 2/18/2022 (53,438)
(65,438)
Written Put Options Contracts as of January 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
3 Month Eurodollar Exchange Traded 240 USD 60,000,000 USD 98.88 12/19/2022 (291,000)
–
Total Written Options Contracts (Premiums Received ($179,065)) (356,438)
Currency:
USD United States dollar

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of January 31,
2022. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 71,353,098 $ – $ 71,353,098
Collateralized Mortgage Obligations – 16,832,712 – 16,832,712
Commercial Mortgage-Backed Securities – 10,649,518 – 10,649,518
Corporate Bonds – 127,003,233 – 127,003,233
Credit Default Swaps* – 30,345 – 30,345
Futures Contracts 544,315 – – 544,315
Mortgage-Backed Securities – 48,431,510 – 48,431,510
Municipal Bonds – 1,726,600 – 1,726,600
Purchased Option 163,313 – – 163,313
U.S. Treasury Obligations – 47,319,668 – 47,319,668
Total Assets $ 707,628 $ 323,346,684 $ – $ 324,054,312
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,364,835) $ – $ – $ (1,364,835)
Written Options (356,438) – – (356,438)
Total Liabilities $ (1,721,273) $ – $ – $ (1,721,273)
Total $ (1,013,645) $ 323,346,684 $ – $ 322,333,039
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 13
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a
counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

14 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Fund
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2022 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Nationwide Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 15
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 163,313
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts 30,345
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 544,315
Total $ 737,973
Liabilities:
Written Options
Interest rate risk Written options, at value $ (356,438)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,364,835)
Total $ (1,721,273)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Na-
tionwide Core Plus Bond Fund)
Asset-Backed Securities 1.6%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 657,407 646,129
Other 1.5%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.25%, 1/20/2031(a)(b) 8,250,000 8,255,049
SBA Tower Trust, 3.87%,
10/8/2024(b) 4,385,000 4,494,743
12,749,792
Total Asset-Backed Securities
(cost $13,184,035)
13,395,921
Collateralized Mortgage Obligations 0.1%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 31,858 31,914
Series 4026, Class WJ,
2.75%, 8/15/2041 580,941 588,051
JP Morgan Mortgage Trust,
Series 2019-3, Class A3,
3.90%, 9/25/2049(a)(b) 306,623 308,451
Total Collateralized Mortgage Obligations
(cost $912,041)
928,416
Commercial Mortgage-Backed Securities 2.7%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 2,759,859 2,769,519
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 10,947,250 10,779,903
Series 2019-131, Class AD,
2.50%, 8/16/2060 5,244,186 5,243,326
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,369,507 4,061,433
Total Commercial Mortgage-Backed
Securities
(cost $23,870,904) 22,854,181
Corporate Bonds 65.9%
Aerospace & Defense 1.1%
Raytheon Technologies Corp. ,
4.70%, 12/15/2041 2,500,000 2,890,350
TransDigm , Inc. ,
5.50%, 11/15/2027 6,410,000 6,442,050
9,332,400
Airlines 0.6%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 4,989,000 4,925,141
Corporate Bonds
Principal
Amount ($) Value ($)
Auto Components 0.4%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(b) 1,656,000 1,667,592
Tenneco, Inc. ,
5.38%, 12/15/2024 2,000,000 1,960,000
3,627,592
Automobiles 0.2%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,801,046
Banks 5.2%
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.26%,
5/17/2024(c) 3,850,000 3,892,331
3.20%, 10/21/2026 4,161,000 4,312,717
KeyBank NA ,
(SOFR + 0.34%), 0.39%,
1/3/2024(c) 11,500,000 11,497,821
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.61%), 0.80%, 9/8/2024(c) 11,000,000 11,027,971
Royal Bank of Canada ,
(SOFRINDX + 0.45%),
0.49%, 10/26/2023(c) 13,260,000 13,317,946
44,048,786
Biotechnology 1.5%
AbbVie, Inc. ,
4.05%, 11/21/2039 1,965,000 2,116,922
Amgen, Inc. ,
5.15%, 11/15/2041 3,875,000 4,674,916
5.38%, 5/15/2043 1,320,000 1,596,116
Baxalta , Inc. ,
4.00%, 6/23/2025 4,009,000 4,242,169
12,630,123
Building Products 0.1%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 997,500
Capital Markets 7.4%
Apollo Investment Corp. ,
5.25%, 3/3/2025 3,400,000 3,526,162
Ares Capital Corp. ,
2.88%, 6/15/2028 8,500,000 8,172,460
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 6,500,000 6,208,852
BlackRock, Inc. ,
3.25%, 4/30/2029 4,695,000 4,969,645
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027(b) 6,000,000 5,858,250
Charles Schwab Corp. (The) ,
1.95%, 12/1/2031 5,830,000 5,522,156
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 1.78%,
11/29/2023(c) 4,631,000 4,732,492

Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nationwide Core Plus Bond Fund) - January 31, 2022 (Unaudited) -
Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 5,860,000 5,645,732
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.40%), 1.66%,
10/24/2023(c) 1,500,000 1,512,314
7.25%, 4/1/2032 5,600,000 7,745,375
Owl Rock Capital Corp. ,
2.88%, 6/11/2028 8,525,000 8,095,417
61,988,855
Chemicals 3.9%
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,206,605
3.40%, 12/1/2026(b) 6,865,000 7,224,851
DuPont de Nemours, Inc. ,
(ICE LIBOR USD 3
Month + 1.11%), 1.27%,
11/15/2023(c) 4,110,000 4,165,063
4.49%, 11/15/2025 5,900,000 6,379,921
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 1,437,000 1,453,095
Methanex Corp. ,
5.13%, 10/15/2027 2,145,000 2,167,008
5.25%, 12/15/2029 3,250,000 3,288,236
32,884,779
Commercial Services & Supplies 1.1%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 5,884,899
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
3.37%, 12/21/2065(b)(c) 3,800,000 3,163,500
9,048,399
Communications Equipment 0.4%
Plantronics, Inc. ,
4.75%, 3/1/2029(b)(d) 3,500,000 3,176,250
Construction Materials 0.4%
Martin Marietta Materials, Inc. ,
4.25%, 7/2/2024 3,500,000 3,692,807
Consumer Finance 1.9%
AerCap Ireland Capital DAC ,
1.15%, 10/29/2023 7,000,000 6,909,284
Capital One Financial Corp. ,
(SOFR + 0.69%), 0.74%,
12/6/2024(c) 4,295,000 4,291,313
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 1,000,000 964,287
World Acceptance Corp. ,
7.00%, 11/1/2026(b) 3,725,000 3,576,745
15,741,629
Diversified Financial Services 0.7%
Burford Capital Global
Finance LLC ,
6.25%, 4/15/2028(b) 1,000,000 1,048,210
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,136,780
6,184,990
Diversified Telecommunication Services 1.8%
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,445,625
Verizon Communications, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.26%,
5/15/2025(c) 10,000,000 10,205,960
2.85%, 9/3/2041 4,000,000 3,733,906
15,385,491
Electric Utilities 1.5%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,234,090
Drax Finco plc ,
6.63%, 11/1/2025(b) 2,100,000 2,149,875
Duke Energy Florida LLC ,
3.80%, 7/15/2028 3,825,000 4,106,236
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 3,750,000 3,957,409
12,447,610
Electrical Equipment 1.1%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 8,864,392
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,483,059
5.75%, 8/15/2040 3,000,000 3,894,699
11,377,758
Entertainment 0.1%
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(b) 1,270,000 1,251,274
Equity Real Estate Investment Trusts (REITs) 1.5%
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 178,000 184,754
1.35%, 2/1/2027 3,975,000 3,799,634
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,049,896
STORE Capital Corp. ,
2.75%, 11/18/2030 1,850,000 1,777,737
2.70%, 12/1/2031 1,675,000 1,572,469
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,475,496
12,859,986
Food & Staples Retailing 0.8%
United Natural Foods, Inc. ,
6.75%, 10/15/2028(b) 1,050,000 1,114,312
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 4,250,000 4,201,715

18 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nation-
wide Core Plus Bond Fund)
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Staples Retailing
Walmart, Inc. ,
1.80%, 9/22/2031 1,500,000 1,430,676
6,746,703
Food Products 0.3%
Chobani LLC ,
4.63%, 11/15/2028(b) 2,000,000 1,999,720
TreeHouse Foods, Inc. ,
4.00%, 9/1/2028 907,000 848,045
2,847,765
Health Care Equipment & Supplies 1.0%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,294,298
Zimmer Biomet Holdings, Inc. ,
1.45%, 11/22/2024 5,000,000 4,925,834
8,220,132
Health Care Providers & Services 3.1%
AdaptHealth LLC ,
5.13%, 3/1/2030(b) 6,400,000 6,264,384
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 4,926,892
CVS Health Corp. ,
6.25%, 6/1/2027 4,000,000 4,734,833
4.30%, 3/25/2028 1,553,000 1,692,884
2.13%, 9/15/2031 4,000,000 3,769,333
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,451,999
25,840,325
Hotels, Restaurants & Leisure 2.6%
Carnival Corp. ,
7.63%, 3/1/2026(b) 2,614,000 2,666,280
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 2,325,000 2,307,563
Royal Caribbean Cruises Ltd. ,
7.50%, 10/15/2027 1,973,000 2,180,165
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 2,000,000 2,087,500
Travel + Leisure Co. ,
6.60%, 10/1/2025(e) 7,272,000 7,926,480
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 4,800,000 4,658,208
21,826,196
Household Durables 0.2%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,016,698
Industrial Conglomerates 1.0%
General Electric Co. ,
Series D, (ICE LIBOR USD
3 Month + 3.33%), 3.53%,
3/15/2022(c)(f) 6,000,000 5,865,000
7.50%, 8/21/2035 1,680,000 2,382,524
8,247,524
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 4.5%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,497,477
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 11,115,000 12,150,696
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,204,951
Kuvare US Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 6.54%),
7.00%, 2/17/2051(b)(c) 2,500,000 2,650,000
Prudential Financial, Inc. ,
5.70%, 12/14/2036 3,416,000 4,391,947
SBL Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.62%),
6.50%, 11/13/2026(b)(c)(f) 7,500,000 7,125,000
5.00%, 2/18/2031(b) 3,000,000 3,079,768
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,145,481
38,245,320
Leisure Products 0.2%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,328,125
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 2,750,000 2,749,011
Thermo Fisher Scientific, Inc. ,
2.00%, 10/15/2031 5,750,000 5,465,869
8,214,880
Machinery 0.4%
GrafTech Finance, Inc. ,
4.63%, 12/15/2028(b) 3,250,000 3,138,948
Media 1.2%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,319,487
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,200,273
Comcast Corp. ,
3.95%, 10/15/2025 3,985,000 4,263,037
9,782,797
Metals & Mining 0.4%
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 2,161,900
Cleveland-Cliffs, Inc. ,
5.88%, 6/1/2027 1,000,000 1,034,930
3,196,830
Multiline Retail 0.9%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 5,352,540

Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nationwide Core Plus Bond Fund) - January 31, 2022 (Unaudited) -
Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Nordstrom, Inc. ,
4.38%, 4/1/2030(d) 2,750,000 2,576,447
7,928,987
Oil, Gas & Consumable Fuels 5.0%
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,582,825
Genesis Energy LP ,
8.00%, 1/15/2027 1,150,000 1,157,337
HollyFrontier Corp. ,
5.88%, 4/1/2026 3,600,000 3,953,529
Lundin Energy Finance BV ,
2.00%, 7/15/2026(b) 4,500,000 4,409,031
Northern Oil and Gas, Inc. ,
8.13%, 3/1/2028(b) 2,500,000 2,606,250
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,670,850
ONEOK Partners LP ,
6.85%, 10/15/2037 7,593,000 9,671,240
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,090,480
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,255,000 1,627,139
Valero Energy Corp. ,
8.75%, 6/15/2030 2,500,000 3,471,303
7.50%, 4/15/2032 2,641,000 3,480,270
6.63%, 6/15/2037 3,500,000 4,517,718
42,237,972
Pharmaceuticals 1.8%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,263,750
Bayer US Finance II LLC ,
(ICE LIBOR USD 3
Month + 1.01%), 1.21%,
12/15/2023(b)(c) 10,137,000 10,218,694
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,323,722
14,806,166
Professional Services 0.4%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 3,000,000 2,997,000
Real Estate Management & Development 0.5%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,518,750
Realogy Group LLC ,
5.75%, 1/15/2029(b) 2,000,000 1,964,600
4,483,350
Semiconductors & Semiconductor Equipment 1.6%
Broadcom, Inc. ,
5.00%, 4/15/2030 3,520,000 3,936,481
Microchip Technology, Inc. ,
0.97%, 2/15/2024 10,000,000 9,790,987
13,727,468
Corporate Bonds
Principal
Amount ($) Value ($)
Software 1.3%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 2,000,000 2,050,546
Infor , Inc. ,
1.75%, 7/15/2025(b) 2,000,000 1,950,457
Oracle Corp. ,
2.88%, 3/25/2031 4,085,000 3,942,631
salesforce.com, Inc. ,
2.70%, 7/15/2041 3,565,000 3,358,829
11,302,463
Specialty Retail 4.5%
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,170,015
Carvana Co. ,
5.63%, 10/1/2025(b) 5,000,000 4,743,650
Gap, Inc. (The) ,
3.63%, 10/1/2029(b) 4,000,000 3,720,800
Lowe's Cos., Inc. ,
2.80%, 9/15/2041 1,800,000 1,642,992
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(b) 4,000,000 3,851,720
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,294,032
Rent-A-Center, Inc. ,
6.38%, 2/15/2029(b) 875,000 899,063
Ross Stores, Inc. ,
4.70%, 4/15/2027 14,217,000 15,749,718
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(b) 3,569,000 3,484,236
37,556,226
Technology Hardware, Storage & Peripherals 0.1%
Dell International LLC ,
5.45%, 6/15/2023 473,000 494,450
Trading Companies & Distributors 0.7%
Alta Equipment Group, Inc. ,
5.63%, 4/15/2026(b) 3,800,000 3,857,000
Fortress Transportation and
Infrastructure Investors LLC ,
9.75%, 8/1/2027(b) 2,000,000 2,190,000
6,047,000
Water Utilities 0.2%
American Water Capital Corp. ,
2.95%, 9/1/2027 1,833,000 1,888,465
Total Corporate Bonds
(cost $551,998,949)
555,388,598
Mortgage-Backed Securities 14.4%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 11 12
Pool# C91768
3.50%, 7/1/2034 2,546,279 2,685,429
Pool# G30692
3.50%, 8/1/2034 3,401,468 3,587,312

20 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nation-
wide Core Plus Bond Fund)
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G30782
3.50%, 2/1/2035 885,488 933,586
Pool# C91859
3.50%, 12/1/2035 857,387 904,152
Pool# C91868
3.50%, 4/1/2036 2,100,235 2,214,804
Pool# Q10392
3.50%, 8/1/2042 1,284,274 1,366,413
Pool# G08541
3.50%, 8/1/2043 1,835,199 1,952,517
Pool# G08554
3.50%, 10/1/2043 1,068,681 1,136,803
Pool# G08588
4.00%, 5/1/2044 752,810 814,445
Pool# G08721
3.00%, 9/1/2046 2,606,075 2,701,486
Pool# G08726
3.00%, 10/1/2046 3,820,924 3,968,742
FHLMC UMBS Pool
Pool# SB0548
2.00%, 7/1/2036 6,132,180 6,184,103
Pool# RB5076
2.00%, 8/1/2040 8,520,216 8,442,967
Pool# SD0040
3.00%, 7/1/2049 2,089,297 2,138,854
Pool# SD8036
3.00%, 1/1/2050 1,513,518 1,547,603
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 501,015 520,702
Pool# AL6591
3.00%, 9/1/2033 2,558,465 2,667,376
Pool# MA1608
3.50%, 10/1/2033 3,299,393 3,479,352
Pool# MA1982
3.50%, 8/1/2034 3,421,489 3,599,797
Pool# MA2610
3.00%, 5/1/2036 2,964,568 3,068,948
Pool# MA3697
3.00%, 7/1/2039 2,039,412 2,093,823
Pool# AE0311
3.50%, 8/1/2040 2,247,466 2,386,595
Pool# AB1845
4.00%, 11/1/2040 2,206,541 2,391,224
Pool# AJ9278
3.50%, 12/1/2041 2,331,820 2,474,891
Pool# AW8165
4.00%, 1/1/2042 1,819,166 1,971,313
Pool# AJ8414
4.00%, 2/1/2042 1,434,628 1,554,475
Pool# AU2592
3.50%, 8/1/2043 1,514,564 1,610,517
Pool# AX4312
3.50%, 2/1/2045 945,205 997,785
Pool# AZ7353
3.50%, 11/1/2045 1,447,418 1,525,806
Pool# AS6408
3.50%, 1/1/2046 2,293,345 2,425,092
Pool# AS8583
3.50%, 1/1/2047 3,866,836 4,075,362
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3088
4.00%, 8/1/2047 927,171 986,384
Pool# CA1191
3.50%, 11/1/2047 2,253,126 2,353,368
Pool# MA3744
3.00%, 8/1/2049 1,963,514 2,007,733
Pool# BP8608
2.50%, 6/1/2050 11,233,715 11,231,579
Pool# CA7972
3.00%, 9/1/2050 8,745,109 8,969,865
Pool# MA4439
3.00%, 10/1/2051 8,674,897 8,872,438
GNMA Pool# MA7392 ,
2.50%, 6/20/2036 9,315,123
9,521,407
Total Mortgage-Backed Securities
(cost $121,424,263)
121,365,060
Municipal Bonds 1.3%
California 0.6%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,130,570
Virginia 0.7%
City of Richmond VA Public
Utility Revenue, 2.50%,
1/15/2029 2,450,000 2,511,720
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 3,465,000 3,283,100
5,794,820
Total Municipal Bonds
(cost $11,095,070)
10,925,390
U.S. Treasury Obligations 12.0%
U.S. Treasury Bonds
1.88%, 2/15/2041 2,500,000 2,383,106
2.00%, 8/15/2051 3,770,000 3,677,517
U.S. Treasury Notes
1.75%, 5/15/2023 7,500,000 7,577,344
0.13%, 7/31/2023 10,000,000 9,864,844
2.75%, 2/15/2024 10,000,000 10,314,063
0.63%, 7/31/2026 9,750,000 9,342,100
1.13%, 10/31/2026 10,000,000 9,776,953
2.25%, 8/15/2027 2,405,000 2,479,874
1.00%, 7/31/2028 16,150,000 15,417,572
1.13%, 8/31/2028 10,575,000 10,168,110
1.63%, 8/15/2029 9,940,000 9,864,673
1.38%, 11/15/2031 10,400,000 10,021,375
Total U.S. Treasury Obligations
(cost $103,349,695)
100,887,531

Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nationwide Core Plus Bond Fund) - January 31, 2022 (Unaudited) -
Statement of Investments - 21
Preferred Stocks 1.0%
Shares Value ($)
Consumer Finance 0.4%
Capital One Financial Corp.,
4.80%, 6/1/2025(g) 128,250 3,143,407
Insurance 0.4%
Enstar Group Ltd., 7.00%,
3/1/2024(d)(g) 140,000 3,708,600
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(g) 50,000 1,236,000
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022*(c)(g) 35,000 83,650
Total Preferred Stocks
(cost $8,903,070)
8,171,657
Short-Term Investment 0.7%
Shares
Money Market Fund 0.7%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(h)( i ) 5,914,375 5,914,375
Total Short-Term Investment
(cost $5,914,375)
5,914,375
Total Investments
(cost $840,652,402) — 99.7%
839,831,129
Other assets in excess of
liabilities — 0.3% 2,328,158
NET ASSETS — 100.0%
$ 842,159,287
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $157,759,845 which represents 18.73% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(d) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $5,609,466, which was collateralized
by cash used to purchase a money market fund with a value
of $5,914,375.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2022. The maturity date reflects the next call date.
(g) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of January 31, 2022.
(h) Represents 7-day effective yield as of January 31, 2022.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $5,914,375.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

22 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nation-
wide Core Plus Bond Fund)
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide BNY Mellon Core Plus Bond ESG Fund (formerly, Nationwide Core Plus Bond Fund) - January 31, 2022 (Unaudited) -
Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,395,921 $ – $ 13,395,921
Collateralized Mortgage Obligations – 928,416 – 928,416
Commercial Mortgage-Backed Securities – 22,854,181 – 22,854,181
Corporate Bonds – 555,388,598 – 555,388,598
Mortgage-Backed Securities – 121,365,060 – 121,365,060
Municipal Bonds – 10,925,390 – 10,925,390
Preferred Stocks 8,171,657 – – 8,171,657
Short-Term Investment 5,914,375 – – 5,914,375
U.S. Treasury Obligations – 100,887,531 – 100,887,531
Total $ 14,086,032 $ 825,745,097 $ – $ 839,831,129
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 4.1%
Principal
Amount ($) Value ($)
Other 4.1%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 555,796 558,002
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,888,012
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 247,836
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 247,881
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 240,000 239,821
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,263,782
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,895,490
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 2,932,789
Total Asset-Backed Securities
(cost $10,429,983)
10,273,613
Collateralized Mortgage Obligations 0.5%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 36,552 38,363
Series 2296, Class H,
6.50%, 3/15/2031 13 13
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 1,180 1,203
Series 1993-226, Class PK,
6.00%, 12/25/2023 16,896 17,398
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,121,486 1,134,756
Total Collateralized Mortgage Obligations
(cost $1,190,373)
1,191,733
Commercial Mortgage-Backed Security 0.0%
†
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 72,599 72,566
Total Commercial Mortgage-Backed Security
(cost $72,874) 72,566
Mortgage-Backed Securities 0.8%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,368,113 1,421,343
Pool# 773298
2.40%, 4/1/2035(b) 329,594 331,238
Pool# 745769
1.86%, 7/1/2036(b) 96,340 96,669
Pool# 813605
2.30%, 7/1/2036(b) 60,190 60,427
Total Mortgage-Backed Securities
(cost $1,884,507)
1,909,677
U.S. Government Agency Securities 3.2%
FFCB, 2.43%, 9/13/2027 3,000,000 3,101,019
FHLB
5.37%, 9/9/2024 2,615,000 2,881,293
3.00%, 3/12/2027 2,000,000 2,127,089
Total U.S. Government Agency Securities
(cost $7,829,030)
8,109,401
U.S. Treasury Obligations 90.6%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 1,300,000 2,154,994
1.75%, 1/15/2028 (c) 4,800,000 7,459,430
3.63%, 4/15/2028 (c) 5,000,000 11,151,557
2.50%, 1/15/2029 (c) 4,750,000 7,669,734
3.88%, 4/15/2029 (c) 3,300,000 7,572,539
2.13%, 2/15/2041 (c) 6,675,000 12,390,584
0.75%, 2/15/2042 (c) 10,000,000 14,611,406
0.63%, 2/15/2043 (c) 15,350,000 21,613,614
0.75%, 2/15/2045 (c) 3,000,000 4,247,656
1.00%, 2/15/2046 (c) 5,875,000 8,754,124
0.88%, 2/15/2047 (c) 5,000,000 7,215,841
U.S. Treasury Inflation Linked
Notes
0.50%, 4/15/2024 (c) 19,500,000 22,665,833
0.13%, 4/15/2025 (c) 9,000,000 10,223,810
0.38%, 7/15/2025 (c) 12,000,000 15,052,950
0.63%, 1/15/2026 (c) 17,500,000 22,102,866
0.13%, 7/15/2026 (c) 3,000,000 3,708,667
0.38%, 7/15/2027 (c) 2,750,000 3,394,009
0.50%, 1/15/2028 (c) 5,000,000 6,155,804
0.75%, 7/15/2028 (c) 4,000,000 4,948,721
0.88%, 1/15/2029 (c) 2,500,000 3,107,131
0.25%, 7/15/2029 (c) 4,000,000 4,744,298
0.13%, 1/15/2030 (c) 1,000,000 1,166,732
0.13%, 1/15/2031 (c) 2,000,000 2,316,974
U.S. Treasury Notes
1.50%, 9/30/2024 5,000,000 5,023,047
1.13%, 1/15/2025 6,000,000 5,955,938

Nationwide Inflation-Protected Securities Fund - January 31, 2022 (Unaudited) - Statement of Investments - 25
g
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 9/30/2028 12,000,000 11,622,656
Total U.S. Treasury Obligations
(cost $210,411,842)
227,030,915
Total Investments
(cost $231,818,609) — 99.2%
248,587,905
Other assets in excess of
liabilities — 0.8% 2,103,116
NET ASSETS — 100.0%
$ 250,691,021
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $10,273,613 which represents 4.10% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(c) Principal amounts are not adjusted for inflation.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (30) 3/2022 USD (3,839,063) 8,834
U.S. Treasury Long Bond (119) 3/2022 USD (18,519,375) 362,283
371,117
As of January 31, 2022, the Fund had $507,650 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

26 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Inflation-Protected Securities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,273,613 $ – $ 10,273,613
Collateralized Mortgage Obligations – 1,191,733 – 1,191,733
Commercial Mortgage-Backed Security – 72,566 – 72,566
Futures Contracts 371,117 – – 371,117
Mortgage-Backed Securities – 1,909,677 – 1,909,677
U.S. Government Agency Securities – 8,109,401 – 8,109,401
U.S. Treasury Obligations – 227,030,915 – 227,030,915
Total $ 371,117 $ 248,587,905 $ – $ 248,959,022
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Inflation-Protected Securities Fund - January 31, 2022 (Unaudited) - Statement of Investments - 27
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 371,117
Total $ 371,117
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 8.0%
Principal
Amount ($) Value ($)
Automobiles 7.0%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 160,991 161,403
Series 2021-1, Class B,
0.61%, 3/13/2025(a) 65,000 64,935
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 358,949 360,702
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 645,000 639,049
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 862,561
Americredit Automobile
Receivables Trust, Series
2019-2, Class B, 2.54%,
7/18/2024 2,180,000 2,197,062
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 160,000 159,746
Series 2021-2, Class B,
0.69%, 1/19/2027 655,000 642,070
Series 2021-3, Class C,
1.41%, 8/18/2027 830,000 814,256
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,017,995
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 1,690,000 1,674,682
Series 2021-N2, Class B,
0.75%, 3/10/2028 370,000 366,506
Series 2021-N4, Class C,
1.72%, 9/11/2028 480,000 476,612
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 255,471 257,096
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 679,905
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 656,873
Series 2021-2A, Class A,
0.96%, 2/15/2030(a) 565,000 557,218
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 625,000 616,567
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 530,000 522,480
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 1,301,168 1,292,354
Drive Auto Receivables Trust
Series 2021-1, Class B,
0.65%, 7/15/2025 690,000 688,891
Series 2021-2, Class B,
0.58%, 12/15/2025 840,000 831,733
Series 2021-3, Class B,
1.11%, 5/15/2026 735,000 728,658
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 17,329 17,348
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 105,662 106,193
Series 2021-1A, Class B,
0.62%, 9/15/2025(a) 160,000 158,962
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 306,012
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 510,000 506,490
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 690,000 680,748
Exeter Automobile
Receivables Trust
Series 2021-1A, Class B,
0.50%, 2/18/2025 625,000 624,351
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 411,008
Series 2021-2A, Class B,
0.57%, 9/15/2025 560,000 557,143
Series 2021-4A, Class B,
1.05%, 5/15/2026 1,140,000 1,129,623
Flagship Credit Auto Trust
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 231,203
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 66,367
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 119,258
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 500,000 490,620
Series 2021-3, Class B,
0.95%, 7/15/2027(a) 375,000 366,143
Ford Credit Auto Owner Trust
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 1,977,822
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 960,551
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 635,000 633,717
GLS Auto Receivables Issuer
Trust
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 397,583 400,243
Series 2021-1A, Class B,
0.82%, 4/15/2025(a) 765,000 763,040
Series 2021-3A, Class B,
0.78%, 11/17/2025(a) 545,000 536,839
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 430,000 427,993
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 1,570,000 1,557,415
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 214,915 215,777

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 29
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 307,081
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 100,000 100,334
Prestige Auto Receivables
Trust, Series 2021-
1A, Class C, 1.53%,
2/15/2028(a) 680,000 669,526
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 395,210
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 421,896 423,434
Series 2020-2, Class B,
0.96%, 11/15/2024 228,571 228,698
Series 2020-4, Class C,
1.01%, 1/15/2026 680,000 679,506
Series 2021-4, Class B,
0.88%, 6/15/2026 1,300,000 1,282,052
Series 2021-2, Class C,
0.90%, 6/15/2026 790,000 782,445
Series 2021-3, Class C,
0.95%, 9/15/2027 1,245,000 1,229,147
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 399,844
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 372,783
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 304,072
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 1,625,000 1,614,594
Series 2021-2A, Class B,
0.62%, 7/15/2026(a) 620,000 612,333
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 1,675,000 1,657,361
World Omni Select Auto Trust
Series 2020-A, Class A3,
0.55%, 7/15/2025 545,000 544,224
Series 2021-A, Class B,
0.85%, 8/16/2027 595,000 579,928
41,696,792
Other 0.8%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 665,000 654,490
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 832,766 817,926
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,320,260
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 791,334 791,554
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 899,775 913,839
4,498,069
Student Loan 0.2%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 345,566 360,103
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 332,640 330,039
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 374,906 377,797
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 138,412 136,989
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 287,582 290,710
1,495,638
Total Asset-Backed Securities
(cost $47,832,229)
47,690,499
Collateralized Mortgage Obligations 7.8%
FHLMC REMICS
Series 5065, Class HI, IO,
5.00%, 4/15/2042(b) 2,354,724 439,849
Series 5115, Class FD,
0.30%, 8/15/2043(b) 2,563,281 2,562,287
Series 5065, Class EI, IO,
5.44%, 11/25/2044(b) 514,081 110,769
Series 5094, Class , IO,
1.63%, 12/15/2048(b) 933,701 70,836
FNMA REMICS
Series 2017-82, Class FG,
0.36%, 11/25/2032(b) 10,451,565 10,468,634
Series 2004-29, Class PS,
IO, 7.49%, 5/25/2034(b) 1,352,002 268,523
Series 2016-32, Class SA,
IO, 5.99%, 10/25/2034(b) 6,496,982 959,414
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 3,070,000 473,664
Series 2010-57, Class SA,
IO, 6.34%, 6/25/2040(b) 1,898,559 319,103
Series 2010-63, Class SA,
IO, 6.39%, 6/25/2040(b) 1,628,502 271,725

30 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-118, Class SN,
IO, 6.49%, 10/25/2040(b) 8,375,975 1,641,551
Series 2013-18, Class FB,
0.46%, 10/25/2041(b) 259,307 259,907
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 356,425 51,937
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 282,515 27,798
Series 2018-4, Class FM,
0.41%, 2/25/2048(b) 383,382 385,320
Series 2019-31, Class FA,
0.51%, 7/25/2049(b) 1,677,596 1,691,911
Series 2019-81, Class FJ,
0.61%, 1/25/2050(b) 1,055,707 1,067,919
Series 2021-24, Class , IO,
1.21%, 3/25/2059(b) 3,886,576 305,839
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,459,790 4,151,684
Series 2019-21, Class , IO,
4.50%, 2/20/2049 5,154,153 724,139
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 716,498 48,300
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 232,001 13,938
Series 2012-H20, Class PT,
0.97%, 7/20/2062(b) 636,650 635,321
Series 2018-H02, Class ZJ,
4.56%, 10/20/2064(b) 535,810 568,320
Series 2017-H12, Class EZ,
4.69%, 6/20/2066(b) 629,577 664,107
Series 2017-H13, Class JZ,
4.99%, 5/20/2067(b) 145,480 157,106
Series 2017-H22, Class FD,
0.30%, 11/20/2067(b) 70,462 70,221
Series 2017-H25, Class FD,
0.25%, 12/20/2067(b) 88,183 87,807
Series 2021-H08, Class IA,
IO, 4.20%, 1/20/2068(b) 770,709 74,431
Series 2019-H01, Class FT,
0.50%, 10/20/2068(b) 6,726,638 6,724,745
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 4,168,749 4,751,180
Series 2019-H05, Class FT,
0.64%, 4/20/2069(b) 4,390,779 4,394,542
Series 2019-H13, Class FT,
0.66%, 8/20/2069(b) 669,357 668,872
Series 2019-H18, Class DF,
0.50%, 10/20/2069(b) 651,315 652,541
Series 2021-H03, Class ,
IO, 4.14%, 4/20/2070(b) 7,399,064 644,712
Total Collateralized Mortgage Obligations
(cost $45,836,222)
46,408,952
Commercial Mortgage-Backed Securities 9.1%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,038,962
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,031,342
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 2,555,000 2,559,665
BBCMS Mortgage Trust
Series 2020-BID, Class A,
2.25%, 10/15/2037(a)(b) 1,095,000 1,097,087
Series 2021-C12, Class A5,
2.69%, 11/15/2054 2,920,000 2,957,929
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 1,190,000 1,209,518
BPR Trust, Series 2021-
NRD, Class A, 1.58%,
12/15/2023(a)(b) 815,000 813,012
CIM Retail Portfolio Trust,
Series 2021-RETL, Class A,
1.51%, 8/15/2036(a)(b) 240,000 239,085
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 945,792
COMM Mortgage Trust,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,478,306
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 104,260
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 781,846
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 341,103
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 830,000 858,624
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 484,159 53,057
Series K157, Class X1, IO,
0.02%, 8/25/2033(b) 9,338,463 55,342
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 967,529 78,070
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 684,499 73,343
FNMA REMICS, Series 2020-
M37, Class X, IO, 1.11%,
4/25/2032(b) 1,336,158 93,373
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 1.92%, 6/25/2028(b) 852,509 71,727
Series 2020-M43, Class X1,
IO, 2.12%, 8/25/2034(b) 6,238,092 813,605
Series 2020-M36, Class X1,
IO, 1.46%, 9/25/2034(b) 978,471 94,910
GNMA REMICS
Series 2018-82, Class , IO,
0.47%, 5/16/2058(b) 12,209,587 482,871
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 834,061 59,236

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 31
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-108, Class , IO,
0.88%, 6/16/2062(b) 3,055,817 218,157
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 3,072,703 271,647
Series 2020-179, Class , IO,
1.00%, 9/16/2062(b) 2,875,942 234,719
Series 2021-33, Class , IO,
0.86%, 10/16/2062(b) 2,608,749 197,759
Series 2020-128, Class , IO,
0.96%, 10/16/2062(b) 1,515,643 119,148
Series 2021-40, Class , IO,
0.84%, 2/16/2063(b) 2,378,267 175,223
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 3,239,034 259,333
Series 2021-52, Class , IO,
0.79%, 4/16/2063(b) 3,604,319 252,499
Series 2021-144, Class , IO,
0.80%, 4/16/2063(b) 4,272,829 323,587
Series 2021-106, Class , IO,
0.88%, 4/16/2063(b) 3,227,918 244,280
Series 2021-132, Class BI,
IO, 0.91%, 4/16/2063(b) 4,217,328 341,102
Series 2021-151, Class , IO,
0.93%, 4/16/2063(b) 3,591,298 297,056
Series 2021-186, Class , IO,
0.77%, 5/16/2063(b) 4,241,994 310,382
Series 2021-10, Class , IO,
1.00%, 5/16/2063(b) 716,568 62,054
Series 2021-133, Class , IO,
0.87%, 7/16/2063(b) 3,918,287 307,234
Series 2021-163, Class , IO,
0.83%, 3/16/2064(b) 3,801,736 290,518
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 2,125,000 167,416
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,035,000 1,039,923
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 235,000 237,146
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,291,840
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 425,791
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 1,937,554
Med Trust, Series 2021-
MDLN, Class A, 1.06%,
11/15/2038(a)(b) 755,000 754,093
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,155,438
Motel Trust, Series 2021-
MTL6, Class A, 1.01%,
9/15/2038(a)(b) 830,000 830,497
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 1.58%,
11/15/2027(a)(b) 655,893 416,492
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,333,800
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,500,068
Wells Fargo Commercial
Mortgage Trust
Series 2013-LC12, Class
A4, 4.22%, 7/15/2046(b) 1,505,000 1,547,044
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 2,174,386
WFRBS Commercial
Mortgage Trust, Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,634,012
Total Commercial Mortgage-Backed
Securities
(cost $55,280,154) 54,682,263
Corporate Bonds 48.1%
Auto Components 0.3%
Aptiv plc ,
3.10%, 12/1/2051 1,020,000 897,287
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,074,788
1,972,075
Automobiles 0.6%
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,320,000
2.10%, 9/15/2028(a) 1,085,000 1,022,927
Kia Corp. ,
1.00%, 4/16/2024(a) 400,000 393,644
Nissan Motor Co. Ltd. ,
4.35%, 9/17/2027(a) 410,000 433,417
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 508,131
3,678,119
Banks 13.8%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 2,100,000 2,034,961
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,428,204
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,400,000 1,384,938
Bank of America Corp. ,
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 1,385,000 1,331,218

32 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 1,135,000 1,099,869
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 647,122
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 1,495,000 1,432,509
Bank of Montreal ,
1.50%, 1/10/2025 3,075,000 3,044,720
Bank of New Zealand ,
2.00%, 2/21/2025(a) 1,015,000 1,017,022
2.29%, 1/27/2027(a) 1,970,000 1,962,788
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,514,446
2.45%, 2/2/2032 1,930,000 1,871,872
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 790,264
2.38%, 11/21/2024(a) 985,000 994,987
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 946,094
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 565,607
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
2.89%, 11/24/2032(c) 1,060,000 1,026,557
BNP Paribas SA ,
(SOFR + 1.23%), 2.59%,
1/20/2028(a)(c) 730,000 724,789
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 1,065,000 1,014,781
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 2,560,000 2,498,937
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 395,000 386,651
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 535,000 548,635
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 2,115,000 2,136,189
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 587,993
Commonwealth Bank of
Australia ,
1.88%, 9/15/2031(a) 590,000 558,459
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 2,195,000 2,152,955
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,376,625
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,125,000 1,157,338
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Danske Bank A/S,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.55%),
0.98%, 9/10/2025(a)(c) 955,000 926,595
DNB Bank ASA ,
2.15%, 12/2/2022(a) 200,000 202,136
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,115,000 1,073,284
HSBC Holdings plc ,
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 645,000 614,207
(SOFR + 1.41%), 2.87%,
11/22/2032(c) 575,000 556,432
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 955,000 958,132
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 1,820,000 1,748,607
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 1,325,000 1,333,709
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 938,830
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 2,120,000 2,099,450
National Australia Bank Ltd. ,
1.39%, 1/12/2025(a) 3,075,000 3,044,365
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,180,000 1,202,097
1.60%, 9/29/2026(a) 1,845,000 1,776,980
Nordea Bank Abp ,
1.50%, 9/30/2026(a) 2,165,000 2,091,976
Royal Bank of Canada ,
1.15%, 6/10/2025 1,845,000 1,798,064
2.30%, 11/3/2031 635,000 612,118
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,521,331
(SOFR + 1.25%), 2.49%,
1/6/2028(c) 665,000 654,770
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 1,125,000 1,110,093
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.34%, 1/21/2033(a)(c) 2,120,000 2,066,387
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
1.82%, 11/23/2025(a)(c) 405,000 397,298

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
2.61%, 1/12/2028(a)(c) 1,885,000 1,859,527
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
2.68%, 6/29/2032(a)(c) 640,000 603,419
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 353,218
1.90%, 9/17/2028 1,560,000 1,485,505
Sumitomo Mitsui Trust Bank
Ltd. ,
0.85%, 3/25/2024(a) 1,505,000 1,477,760
Toronto-Dominion Bank (The) ,
1.25%, 9/10/2026 905,000 868,486
2.45%, 1/12/2032 2,150,000 2,105,520
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,631,831
(SOFR + 0.86%), 1.89%,
6/7/2029(c) 885,000 849,140
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,739,307
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,069,258
US Bancorp ,
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 2,115,000 2,123,641
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(c) 995,000 955,250
Westpac Banking Corp. ,
1.95%, 11/20/2028 1,535,000 1,491,432
82,576,685
Beverages 0.4%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 408,637
Coca-Cola Europacific
Partners plc ,
0.80%, 5/3/2024(a) 1,790,000 1,750,315
2,158,952
Biotechnology 0.1%
Amgen, Inc. ,
3.00%, 1/15/2052 760,000 688,996
Capital Markets 8.1%
Ares Capital Corp. ,
4.25%, 3/1/2025 45,000 46,919
2.88%, 6/15/2027 125,000 122,769
2.88%, 6/15/2028 1,060,000 1,019,154
3.20%, 11/15/2031 940,000 880,530
Ares Finance Co. IV LLC ,
3.65%, 2/1/2052(a) 905,000 861,052
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 880,000 840,583
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,124,482
2.05%, 1/26/2027 2,115,000 2,111,537
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 380,000 369,314
BlackRock, Inc. ,
2.10%, 2/25/2032 1,250,000 1,191,650
Blackstone Holdings Finance
Co. LLC ,
3.20%, 1/30/2052(a) 1,540,000 1,462,061
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(a) 3,070,000 2,912,648
3.25%, 3/15/2027(a) 30,000 29,291
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(a) 940,000 883,634
Credit Suisse AG ,
1.25%, 8/7/2026 865,000 824,129
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 335,000 329,416
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 692,244
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 2,100,000 2,057,695
FS KKR Capital Corp. ,
3.25%, 7/15/2027 385,000 378,729
3.13%, 10/12/2028 1,245,000 1,199,036
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 810,000 777,537
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 2,330,000 2,267,688
(SOFR + 1.41%), 3.10%,
2/24/2033(c) 2,115,000 2,127,101
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,685,000 1,623,389
Hercules Capital, Inc. ,
3.38%, 1/20/2027 1,510,000 1,493,507
Jefferies Group LLC ,
2.63%, 10/15/2031 1,245,000 1,187,053
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 20,800
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,886,085
Macquarie Group Ltd. ,
(SOFR + 1.44%), 2.69%,
6/23/2032(a)(c) 510,000 490,415
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,210,000 1,185,344
Morgan Stanley ,
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 1,995,000 1,991,617

34 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley Domestic
Holdings, Inc. ,
2.95%, 8/24/2022 1,075,000 1,085,004
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 2,155,000 2,116,135
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,210,196
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 266,882
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 210,000 213,605
4.25%, 1/15/2026 490,000 505,967
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 1,850,000 1,929,549
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,084,828
(SOFR + 2.60%), 2.90%,
3/30/2026(c) 495,000 509,368
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 530,000 520,958
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,509,828
1.38%, 1/13/2025(a) 2,155,000 2,127,955
48,467,684
Chemicals 0.6%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 665,773
Ecolab, Inc. ,
2.70%, 12/15/2051 1,560,000 1,410,653
RPM International, Inc. ,
2.95%, 1/15/2032 385,000 382,219
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 1,160,000 1,049,457
3,508,102
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 225,000 215,132
Consumer Finance 2.8%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 855,000 871,076
Ally Financial, Inc. ,
1.45%, 10/2/2023 1,515,000 1,509,028
American Express Co. ,
1.65%, 11/4/2026 765,000 749,107
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 595,910
2.15%, 9/10/2024 200,000 202,404
2.25%, 1/12/2029 1,815,000 1,791,272
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 87,000 87,402
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 575,000 568,614
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,377,958
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 65,000 64,495
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 415,000 380,475
(SOFR + 1.27%), 2.62%,
11/2/2032(c) 780,000 748,342
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,404,242
General Motors Financial Co.,
Inc. ,
3.10%, 1/12/2032 770,000 753,875
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 400,078
3.35%, 6/8/2025(a) 535,000 549,643
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 410,000 407,167
John Deere Capital Corp. ,
1.30%, 10/13/2026 345,000 336,031
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 792,354
PACCAR Financial Corp. ,
2.00%, 2/4/2027 1,640,000 1,637,983
Toyota Motor Credit Corp. ,
1.90%, 4/6/2028 1,640,000 1,601,092
16,828,548
Diversified Financial Services 1.4%
AIG Global Funding ,
0.65%, 6/17/2024(a) 1,060,000 1,032,004
0.90%, 9/22/2025(a) 1,010,000 968,759
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,220,000 1,208,279
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 853,907
Jackson Financial, Inc. ,
4.00%, 11/23/2051(a) 910,000 864,676
Mitsubishi HC Capital, Inc. ,
2.65%, 9/19/2022(a) 1,400,000 1,410,517
National Rural Utilities
Cooperative Finance Corp. ,
1.88%, 2/7/2025 900,000 899,973
ORIX Corp. ,
3.25%, 12/4/2024 635,000 658,726
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 344,230
8,241,071
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc. ,
2.10%, 3/22/2028 830,000 808,934
Electric Utilities 2.7%
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 290,000 260,408
Alabama Power Co. ,
3.00%, 3/15/2052 930,000 862,051
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,448,747

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 840,000 840,840
Series J, 4.30%, 12/1/2028 1,000,000 1,087,585
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(c) 765,000 750,421
Arizona Public Service Co. ,
2.20%, 12/15/2031 300,000 282,776
Duke Energy Corp. ,
0.90%, 9/15/2025 515,000 493,029
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,051,492
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 431,293
Florida Power & Light Co. ,
2.45%, 2/3/2032 1,440,000 1,425,747
Interstate Power and Light
Co. ,
3.10%, 11/30/2051 1,010,000 945,698
New England Power Co. ,
2.81%, 10/6/2050(a) 1,000,000 867,720
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 1,535,000 1,528,246
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
3.80%, 3/15/2082(c) 615,000 602,865
Oncor Electric Delivery Co.
LLC ,
2.70%, 11/15/2051(a) 595,000 541,962
Pacific Gas and Electric Co. ,
(SOFR + 1.15%), 1.20%,
11/14/2022(c) 185,000 184,941
PECO Energy Co. ,
2.85%, 9/15/2051 430,000 402,016
Southern California Edison
Co. ,
(SOFR + 0.47%), 0.52%,
12/2/2022(c) 1,310,000 1,311,092
Series J, 0.70%, 8/1/2023 850,000 840,882
16,159,811
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 231,311
CDW LLC ,
3.28%, 12/1/2028 1,425,000 1,413,532
Flex Ltd. ,
4.88%, 6/15/2029 210,000 232,460
1,877,303
Equity Real Estate Investment Trusts (REITs) 1.4%
American Campus
Communities Operating
Partnership LP ,
2.25%, 1/15/2029 250,000 239,340
CubeSmart LP ,
2.25%, 12/15/2028 770,000 747,451
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Kilroy Realty LP ,
2.65%, 11/15/2033 965,000 894,102
Life Storage LP ,
2.40%, 10/15/2031 925,000 880,834
LXP Industrial Trust ,
2.38%, 10/1/2031 485,000 450,747
Office Properties Income
Trust ,
4.50%, 2/1/2025 585,000 609,811
2.40%, 2/1/2027 300,000 283,499
3.45%, 10/15/2031 925,000 867,049
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 428,199
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 370,000 368,295
Simon Property Group LP ,
1.75%, 2/1/2028 535,000 513,063
Ventas Realty LP ,
2.50%, 9/1/2031 370,000 354,028
Welltower , Inc. ,
2.75%, 1/15/2032 1,680,000 1,642,917
8,279,335
Food & Staples Retailing 0.4%
Sysco Corp. ,
3.15%, 12/14/2051 950,000 863,570
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 1,510,000 1,492,845
2,356,415
Food Products 0.8%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,049,853
J M Smucker Co. (The) ,
2.13%, 3/15/2032 880,000 824,710
JBS USA LUX SA ,
3.00%, 5/15/2032(a) 1,480,000 1,380,115
4.38%, 2/2/2052(a) 1,510,000 1,464,247
Viterra Finance BV ,
2.00%, 4/21/2026(a) 300,000 292,875
5,011,800
Gas Utilities 0.1%
Southwest Gas Corp. ,
3.18%, 8/15/2051 780,000 712,010
Health Care Equipment & Supplies 0.6%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,557,085
Baxter International, Inc. ,
2.54%, 2/1/2032(a) 1,220,000 1,182,001
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 848,628
3,587,714
Health Care Providers & Services 0.6%
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,084,144
Centene Corp. ,
3.00%, 10/15/2030 610,000 592,005

36 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp. ,
3.75%, 7/15/2023 327,000 337,261
CVS Health Corp. ,
4.30%, 3/25/2028 148,000 161,331
McKesson Corp. ,
1.30%, 8/15/2026 1,430,000 1,367,913
3,542,654
Hotels, Restaurants & Leisure 0.2%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 319,000 355,900
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 680,887
1,036,787
Household Durables 0.4%
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 665,000 630,934
MDC Holdings, Inc. ,
3.97%, 8/6/2061 950,000 841,462
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 980,951
2,453,347
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 810,184
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,335,910
2,146,094
Insurance 4.5%
American Financial Group,
Inc. ,
3.50%, 8/15/2026 855,000 897,055
Arthur J Gallagher & Co. ,
3.05%, 3/9/2052 1,010,000 923,096
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 586,846
Athene Global Funding ,
1.72%, 1/7/2025(a) 445,000 439,512
2.50%, 3/24/2028(a) 1,495,000 1,467,501
2.65%, 10/4/2031(a) 815,000 773,686
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 1,405,000 1,388,201
1.00%, 4/12/2024(a) 395,000 387,728
1.75%, 1/13/2025(a) 955,000 944,734
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 262,000 263,808
CNO Global Funding ,
1.75%, 10/7/2026(a) 470,000 454,814
2.65%, 1/6/2029(a) 1,520,000 1,479,029
Equitable Financial Life Global
Funding ,
1.80%, 3/8/2028(a) 620,000 592,285
Everest Reinsurance
Holdings, Inc. ,
3.13%, 10/15/2052 1,535,000 1,399,887
F&G Global Funding ,
2.00%, 9/20/2028(a) 1,020,000 971,389
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 2,320,000 2,297,495
2.25%, 1/6/2027(a) 2,155,000 2,114,608
1.95%, 9/15/2028(a) 150,000 141,551
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,180,691
Hill City Funding Trust ,
4.05%, 8/15/2041(a) 1,530,000 1,402,265
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 1,470,000 1,457,318
3.88%, 6/11/2025(a) 195,000 206,367
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 1,785,000 1,769,524
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 225,000 232,502
2.75%, 5/7/2025(a) 1,270,000 1,293,951
1.51%, 9/28/2026(a) 300,000 290,245
RGA Global Funding ,
2.00%, 11/30/2026(a) 555,000 545,303
2.70%, 1/18/2029(a) 1,160,000 1,157,576
27,058,967
Internet & Direct Marketing Retail 0.3%
Prosus NV ,
4.99%, 1/19/2052(a) 1,515,000 1,479,757
IT Services 0.7%
CGI, Inc. ,
1.45%, 9/14/2026(a) 825,000 792,170
DXC Technology Co. ,
2.38%, 9/15/2028 1,545,000 1,481,860
Global Payments, Inc. ,
1.50%, 11/15/2024 860,000 847,665
Western Union Co. (The) ,
4.25%, 6/9/2023 645,000 667,245
1.35%, 3/15/2026 235,000 225,918
4,014,858
Life Sciences Tools & Services 0.1%
Danaher Corp. ,
2.80%, 12/10/2051 480,000 434,566
Machinery 0.5%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 562,474
Daimler Trucks Finance North
America LLC ,
2.38%, 12/14/2028(a) 1,210,000 1,177,329
Kennametal, Inc. ,
4.63%, 6/15/2028 380,000 412,752
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 722,796
2,875,351
Media 0.1%
ViacomCBS , Inc. ,
6.88%, 4/30/2036 440,000 604,022

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.3%
Anglo American Capital plc ,
2.25%, 3/17/2028(a) 355,000 343,086
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 302,134
3.38%, 9/23/2051(a) 805,000 721,358
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 505,000 462,180
1,828,758
Multiline Retail 0.3%
Falabella SA ,
3.38%, 1/15/2032(a) 515,000 498,263
Target Corp. ,
2.95%, 1/15/2052 1,505,000 1,471,113
1,969,376
Multi-Utilities 0.6%
Ameren Corp. ,
1.75%, 3/15/2028 770,000 728,740
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 405,000 415,073
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(e) 495,000 502,009
Series F, 1.05%, 6/1/2025 660,000 636,359
Sempra Energy ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.87%),
4.12%, 4/1/2052(c) 970,000 944,396
3,226,577
Oil, Gas & Consumable Fuels 1.2%
BP Capital Markets America,
Inc. ,
2.72%, 1/12/2032 2,120,000 2,097,550
Continental Resources, Inc. ,
2.88%, 4/1/2032(a) 425,000 400,074
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 805,000 868,941
Enbridge, Inc. ,
3.40%, 8/1/2051 765,000 726,997
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 831,772
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 648,196
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 900,000 891,233
Sempra Infrastructure
Partners LP ,
3.25%, 1/15/2032(a) 470,000 460,025
6,924,788
Pharmaceuticals 0.5%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 621,773
Merck & Co., Inc. ,
2.75%, 12/10/2051 780,000 715,509
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,070,885
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Roche Holdings, Inc. ,
2.08%, 12/13/2031(a) 780,000 750,400
3,158,567
Road & Rail 0.5%
DAE Funding LLC ,
1.55%, 8/1/2024(a) 525,000 511,335
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,360,364
4.00%, 7/15/2025(a) 400,000 422,055
Ryder System, Inc. ,
4.63%, 6/1/2025 745,000 799,905
3,093,659
Semiconductors & Semiconductor Equipment 0.4%
Marvell Technology, Inc. ,
4.20%, 6/22/2023 940,000 969,756
Microchip Technology, Inc. ,
2.67%, 9/1/2023 860,000 872,062
0.97%, 2/15/2024 240,000 234,984
Qorvo , Inc. ,
1.75%, 12/15/2024(a) 320,000 313,987
2,390,789
Software 0.1%
Infor , Inc. ,
1.45%, 7/15/2023(a) 585,000 582,828
Specialty Retail 0.6%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 829,880
4.50%, 10/1/2025 675,000 722,672
2.40%, 8/1/2031 795,000 740,035
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 710,000 671,280
Lowe's Cos., Inc. ,
1.70%, 9/15/2028 890,000 846,910
3,810,777
Technology Hardware, Storage & Peripherals 0.4%
HP, Inc. ,
1.45%, 6/17/2026 810,000 778,967
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 528,395
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 708,975
Western Digital Corp. ,
3.10%, 2/1/2032 130,000 124,094
2,140,431
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
3.05%, 3/15/2032 300,000 289,385
Thrifts & Mortgage Finance 0.2%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,358,601
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
1.88%, 8/15/2026 605,000 579,961

38 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 885,000 865,239
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 853,682
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 716,390
3,015,272
Wireless Telecommunication Services 0.1%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 575,791
Total Corporate Bonds
(cost $294,318,715)
287,140,688
Foreign Government Securities 0.4%
CHILE 0.1%
Republic of Chile,
4.00%, 1/31/2052 340,000 349,350
MEXICO 0.1%
United Mexican States,
4.40%, 2/12/2052 775,000 744,705
PANAMA 0.2%
Republic of Panama,
4.50%, 1/19/2063 1,510,000 1,527,003
Total Foreign Government Securities
(cost $2,609,285)
2,621,058
Mortgage-Backed Securities 11.4%
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 28 29
Pool# 303300
8.50%, 5/1/2025 1,083 1,145
Pool# 342718
6.50%, 5/1/2026 8,289 9,229
Pool# 250764
7.50%, 12/1/2026 14,599 15,562
Pool# 252212
6.50%, 1/1/2029 39,229 43,116
Pool# 504076
6.50%, 6/1/2029 22,109 24,500
Pool# 484939
6.50%, 6/1/2029 7,794 8,563
Pool# 252570
6.50%, 7/1/2029 17,872 19,759
Pool# 506638
6.50%, 8/1/2029 7,196 7,905
Pool# 535300
6.50%, 5/1/2030 23,506 26,172
Pool# 539932
7.00%, 5/1/2030 3,911 3,923
Pool# MA3209
3.00%, 12/1/2047 1,688,038 1,736,581
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3275
3.00%, 2/1/2048 1,524,685 1,567,364
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 2/25/2037 2,218,000 2,182,607
2.00%, 3/25/2037 7,668,000 7,687,619
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 2/25/2052 5,825,000 5,814,988
2.00%, 3/25/2052 17,136,000 16,668,030
2.50%, 3/25/2052 15,314,000 15,249,924
3.00%, 3/25/2052 3,000,000 3,057,188
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 802 810
Pool# 354696
6.50%, 12/15/2023 1,005 1,098
Pool# 369270
6.50%, 12/15/2023 825 902
Pool# 368677
7.50%, 1/15/2024 2,086 2,108
Pool# 359986
7.50%, 1/15/2024 248 249
Pool# 362734
7.50%, 1/15/2024 88 88
Pool# 371909
6.50%, 2/15/2024 1,418 1,550
Pool# 442138
8.00%, 11/15/2026 12,987 13,948
Pool# 399109
7.50%, 2/15/2027 5,375 5,636
Pool# 445661
7.50%, 7/15/2027 2,240 2,270
Pool# 443887
7.50%, 8/15/2027 3,813 3,863
Pool# 455381
7.50%, 8/15/2027 2,567 2,759
Pool# 450591
7.50%, 8/15/2027 438 446
Pool# 453295
7.50%, 8/15/2027 224 228
Pool# 446699
6.00%, 8/15/2028 6,296 6,892
Pool# 482748
6.00%, 9/15/2028 26,181 28,673
Pool# 460906
6.00%, 9/15/2028 3,206 3,502
Pool# 476969
6.50%, 1/15/2029 16,451 18,090
Pool# 781029
6.50%, 5/15/2029 51,768 57,102
GNMA TBA
2.00%, 2/15/2052 9,000,000 8,897,344
2.50%, 3/15/2052 5,000,000 5,020,900
Total Mortgage-Backed Securities
(cost $68,410,994)
68,192,662

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 39
U.S. Treasury Obligations 14.8%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 755,205
4.38%, 11/15/2039 2,400,000 3,230,813
1.13%, 5/15/2040 17,455,000 14,726,974
4.38%, 5/15/2040 8,870,000 11,985,934
1.75%, 8/15/2041 8,735,000 8,134,469
2.00%, 11/15/2041 8,745,000 8,500,413
2.25%, 8/15/2049 11,385,000 11,684,746
2.00%, 2/15/2050 8,630,000 8,411,890
1.63%, 11/15/2050 4,860,000 4,337,740
1.88%, 2/15/2051 4,625,000 4,380,381
2.38%, 5/15/2051 355,000 375,801
U.S. Treasury Notes
1.25%, 12/31/2026 9,550,000 9,387,351
1.25%, 8/15/2031 2,510,000 2,395,089
Total U.S. Treasury Obligations
(cost $91,788,545)
88,306,806
Short-Term Investments 10.2%
U.S. Treasury Obligations 10.2%
U.S. Treasury Bills
0.05%, 2/17/2022 12,000,000 11,999,839
0.06%, 3/10/2022 2,000,000 1,999,932
0.07%, 3/31/2022 24,000,000 23,995,940
0.09%, 4/7/2022 2,000,000 1,999,499
0.15%, 4/28/2022 15,000,000 14,993,281
0.39%, 7/21/2022 5,985,000 5,972,918
Total U.S. Treasury Obligations
(cost $60,964,292)
60,961,409
Total Short-Term Investments
(cost $60,964,292)
60,961,409
Total Investments
(cost $667,040,436) — 109.8%
656,004,337
Liabilities in excess of other
assets — (9.8)% (58,603,031)
NET ASSETS — 100.0%
$ 597,401,306
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $154,953,605 which represents 25.94% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 70 3/2022 USD 8,344,219 (122,085)
U.S. Treasury 10 Year Ultra Note 24 3/2022 USD 3,427,875 12,090
(109,995)
As of January 31, 2022, the Fund had $340,230 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

40 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Core Bond Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a fair
value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”)
to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no
longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation
Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-
exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets.
The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.
To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 47,690,499 $ – $ 47,690,499
Collateralized Mortgage Obligations – 46,408,952 – 46,408,952
Commercial Mortgage-Backed Securities – 54,682,263 – 54,682,263
Corporate Bonds – 287,140,688 – 287,140,688
Foreign Government Securities – 2,621,058 – 2,621,058
Futures Contracts 12,090 – – 12,090
Mortgage-Backed Securities – 68,192,662 – 68,192,662
Short-Term Investments – 60,961,409 – 60,961,409
U.S. Treasury Obligations – 88,306,806 – 88,306,806
Total Assets $ 12,090 $ 656,004,337 $ – $ 656,016,427
$ – $ – $ – $ –

Nationwide Loomis Core Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 41
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase”
of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose
fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (122,085) $ – $ – $ (122,085)
Total Liabilities $ (122,085) $ – $ – $ (122,085)
Total $ (109,995) $ 656,004,337 $ – $ 655,894,342
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 12,090
Total $ 12,090
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (122,085)
Total $ (122,085)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

42 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 19.4%
Principal
Amount ($) Value ($)
Automobiles 15.6%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 545,991 548,660
American Credit Acceptance
Receivables Trust
Series 2021-1, Class A,
0.35%, 5/13/2024(a) 81,561 81,535
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 96,595 96,842
Series 2021-2, Class A,
0.37%, 10/15/2024(a) 207,089 206,936
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 430,739 432,842
Series 2021-3, Class B,
0.66%, 2/13/2026(a) 215,000 213,016
Americredit Automobile
Receivables Trust, Series
2019-2, Class B, 2.54%,
7/18/2024 1,255,000 1,264,823
AmeriCredit Automobile
Receivables Trust
Series 2020-2, Class B,
0.97%, 2/18/2026 25,000 24,960
Series 2021-3, Class C,
1.41%, 8/18/2027 265,000 259,974
Avid Automobile Receivables
Trust, Series 2021-1, Class
A, 0.61%, 1/15/2025(a) 203,380 202,863
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 592,099
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 176,765 177,674
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 200,000 198,132
Carvana Auto Receivables
Trust
Series 2021-P4, Class A3,
1.31%, 1/11/2027 515,000 510,332
Series 2021-N2, Class B,
0.75%, 3/10/2028 130,000 128,772
Series 2021-N4, Class A1,
0.83%, 9/11/2028 746,436 743,315
Series 2021-N4, Class C,
1.72%, 9/11/2028 150,000 148,941
CIG Auto Receivables Trust,
Series 2021-1A, Class A,
0.69%, 4/14/2025(a) 302,300 301,004
Credit Acceptance Auto Loan
Trust
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 193,539 194,769
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 279,961
Series 2021-3A, Class A,
1.00%, 5/15/2030(a) 275,000 271,290
Series 2021-4, Class A,
1.26%, 10/15/2030(a) 255,000 251,382
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Donlen Fleet Lease Funding 2
LLC, Series 2021-2, Class
A2, 0.56%, 12/11/2034(a) 443,361 440,358
Drive Auto Receivables Trust
Series 2020-1, Class B,
2.08%, 7/15/2024 32,432 32,450
Series 2021-1, Class B,
0.65%, 7/15/2025 235,000 234,622
Series 2021-3, Class B,
1.11%, 5/15/2026 235,000 232,973
DT Auto Owner Trust
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 11,232 11,244
Series 2021-1A, Class A,
0.35%, 1/15/2025(a) 192,393 192,160
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 38,218 38,410
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 137,705
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 224,397
Series 2021-2A, Class B,
0.81%, 1/15/2027(a) 175,000 173,796
Series 2021-4A, Class C,
1.50%, 9/15/2027(a) 325,000 320,643
Exeter Automobile
Receivables Trust
Series 2021-1A, Class B,
0.50%, 2/18/2025 135,000 134,860
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 187,745
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 205,518
Series 2021-2A, Class B,
0.57%, 9/15/2025 195,000 194,005
Series 2021-4A, Class B,
1.05%, 5/15/2026 365,000 361,677
First Investors Auto Owner
Trust
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 17,199 17,218
Series 2021-1A, Class A,
0.45%, 3/16/2026(a) 107,360 107,049
Flagship Credit Auto Trust
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 108,403 108,780
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 708,687
Series 2021-1, Class A,
0.31%, 6/16/2025(a) 291,787 290,738
Series 2021-2, Class B,
0.93%, 6/15/2027(a) 175,000 171,717
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 54,227 54,310
Ford Credit Auto Owner Trust
Series 2019-C, Class A3,
1.87%, 3/15/2024 519,223 521,826
Series 2020-C, Class A3,
0.41%, 7/15/2025 270,000 268,127

Nationwide Loomis Short Term Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 43
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-A, Class A3,
0.30%, 8/15/2025 475,000 470,222
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 737,171
Foursight Capital Automobile
Receivables Trust, Series
2022-1, Class A3, 1.83%,
12/15/2026(a) 205,000 204,586
GLS Auto Receivables Issuer
Trust
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 387,463 388,087
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 243,228 244,854
Series 2020-4A, Class C,
1.14%, 11/17/2025(a) 120,000 119,440
Series 2021-4A, Class B,
1.53%, 4/15/2026(a) 485,000 481,112
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 94,524 94,606
GM Financial Consumer
Automobile Receivables
Trust
Series 2019-3, Class A3,
2.18%, 4/16/2024 175,038 176,024
Series 2021-1, Class A3,
0.35%, 10/16/2025 185,000 183,421
GM Financial Leasing Trust,
Series 2021-1, Class A3,
0.26%, 2/20/2024 585,000 582,145
Harley-Davidson Motorcycle
Trust
Series 2020-A, Class A3,
1.87%, 10/15/2024 154,685 155,485
Series 2021-A, Class A3,
0.37%, 4/15/2026 330,000 327,800
Honda Auto Receivables
Owner Trust
Series 2019-4, Class A3,
1.83%, 1/18/2024 673,263 677,297
Series 2021-1, Class A3,
0.27%, 4/21/2025 285,000 282,452
Hyundai Auto Lease
Securitization Trust, Series
2020-A, Class A3, 1.95%,
7/17/2023(a) 303,741 304,381
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 389,296 391,321
Mercedes-Benz Auto Lease
Trust, Series 2020-A, Class
A3, 1.84%, 12/15/2022 154,542 154,920
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 146,355 146,717
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 480,309
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 215,000 211,688
Santander Consumer Auto
Receivables Trust
Series 2020-AA, Class A,
1.37%, 10/15/2024(a) 117,928 118,165
Series 2020-AA, Class C,
3.71%, 2/17/2026(a) 175,000 179,641
Santander Drive Auto
Receivables Trust
Series 2021-1, Class A3,
0.32%, 9/16/2024 651,205 650,961
Series 2019-2, Class C,
2.90%, 10/15/2024 197,700 198,421
Series 2020-2, Class B,
0.96%, 11/15/2024 85,714 85,762
Series 2020-4, Class C,
1.01%, 1/15/2026 265,000 264,807
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 420,497
Series 2021-2, Class C,
0.90%, 6/15/2026 275,000 272,370
Series 2021-3, Class C,
0.95%, 9/15/2027 410,000 404,779
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 167,836
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 662,447 666,545
Series 2020-A, Class A3,
1.66%, 5/15/2024 1,779,617 1,788,029
Westlake Automobile
Receivables Trust
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 166,241
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 79,757
Series 2021-1A, Class B,
0.64%, 3/16/2026(a) 570,000 566,350
Series 2021-3A, Class C,
1.58%, 1/15/2027(a) 535,000 529,366
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 30,619 30,716
World Omni Auto Receivables
Trust
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,465,555 1,471,833
Series 2019-C, Class A3,
1.96%, 12/16/2024 825,058 830,266
Series 2020-B, Class A3,
0.63%, 5/15/2025 461,043 460,034

44 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
World Omni Select Auto Trust,
Series 2021-A, Class B,
0.85%, 8/16/2027 190,000 185,187
28,852,738
Credit Card 1.2%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 930,826
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,208,408
2,139,234
Other 1.6%
Affirm Asset Securitization
Trust, Series 2021-B, Class
A, 1.03%, 8/17/2026(a) 220,000 216,523
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 267,029 262,270
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 77,923 78,007
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 127,092 128,754
FREED ABS Trust, Series
2021-3FP, Class A, 0.62%,
11/20/2028(a) 106,250 106,050
GreatAmerica Leasing
Receivables Funding LLC,
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 531,561 534,152
HPEFS Equipment Trust,
Series 2021-1A, Class A2,
0.27%, 3/20/2031(a) 255,784 255,344
Marlette Funding Trust, Series
2021-3A, Class A, 0.65%,
12/15/2031(a) 273,279 271,861
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 438,463
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 433,744 433,864
SCF Equipment Leasing LLC,
Series 2021-1A, Class A2,
0.42%, 8/20/2026(a) 237,093 236,654
2,961,942
Student Loan 1.0%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 229,165 238,806
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Navient Private Education Refi
Loan Trust
Series 2020-HA, Class A,
1.31%, 1/15/2069(a) 160,955 159,696
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 146,645 144,368
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 54,925 54,361
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 423,922 414,432
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 891,317 864,167
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.46%,
2/25/2042(a)(b) 71,180 70,937
1,946,767
Total Asset-Backed Securities
(cost $35,924,519)
35,900,681
Collateralized Mortgage Obligations 1.1%
FHLMC REMICS
Series 4060, Class EA,
1.75%, 6/15/2022 5,129 5,135
Series 2611, Class HD,
5.00%, 5/15/2023 14,037 14,295
Series 3585, Class LA,
3.50%, 10/15/2024 4,836 4,945
Series 3609, Class LE,
3.00%, 12/15/2024 1 1
Series 3721, Class PE,
3.50%, 9/15/2040 58,236 60,720
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 10,975 10,983
Series 2012-100, Class WA,
1.50%, 9/25/2027 125,139 124,553
Series 2012-93, Class DP,
1.50%, 9/25/2027 110,970 110,647
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 13,814 13,956
Series 2009-88, Class QE,
3.00%, 9/16/2039 20,135 20,383
Series 2011-39, Class NE,
3.50%, 9/16/2039 54,894 56,405
Series 2010-H22, Class FE,
0.45%, 5/20/2059(b) 36,773 36,739
Series 2010-H02, Class FA,
0.78%, 2/20/2060(b) 247,438 248,305
Series 2011-H11, Class FA,
0.60%, 3/20/2061(b) 172,567 172,904
Series 2011-H23, Class HA,
3.00%, 12/20/2061 4,428 4,529
Series 2012-H18, Class NA,
0.62%, 8/20/2062(b) 68,731 68,942
Series 2016-H13, Class FT,
0.68%, 5/20/2066(b) 43,584 43,664

Nationwide Loomis Short Term Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 45
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-H25, Class FD,
0.25%, 12/20/2067(b) 67,629 67,340
Series 2019-H01, Class FJ,
0.40%, 9/20/2068(b) 138,146 137,949
Series 2019-H01, Class FT,
0.50%, 10/20/2068(b) 333,641 333,548
Series 2019-H13, Class FT,
0.66%, 8/20/2069(b) 544,373 543,979
Total Collateralized Mortgage Obligations
(cost $2,083,671)
2,079,922
Commercial Mortgage-Backed Securities 4.4%
AOA Mortgage Trust, Series
2021-1177, Class A, 0.98%,
10/15/2038(a)(b) 680,000 678,600
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
2.25%, 10/15/2037(a)(b) 425,000 425,810
Benchmark Mortgage Trust,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,147,969 1,160,024
BPR Trust, Series 2021-
NRD, Class A, 1.58%,
12/15/2023(a)(b) 350,000 349,146
Citigroup Commercial
Mortgage Trust, Series
2021-PRM2, Class A,
1.06%, 10/15/2036(a)(b) 680,000 680,307
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 408,622
DROP Mortgage Trust, Series
2021-FILE, Class A, 1.26%,
4/15/2026(a)(b) 525,000 524,684
GS Mortgage Securities
Corp. II, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 350,000 351,665
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 100,000 100,913
Med Trust, Series 2021-
MDLN, Class A, 1.06%,
11/15/2038(a)(b) 250,000 249,700
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 565,000 577,719
Motel Trust, Series 2021-
MTL6, Class A, 1.01%,
9/15/2038(a)(b) 145,000 145,087
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 465,000 461,605
OPG Trust, Series 2021-
PORT, Class A, 0.59%,
10/15/2036(a)(b) 785,000 772,726
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 1.58%,
11/15/2027(a)(b) 336,810 213,874
Wells Fargo Commercial
Mortgage Trust, Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,043,355
Total Commercial Mortgage-Backed
Securities
(cost $8,262,295) 8,143,837
Corporate Bonds 61.2%
Aerospace & Defense 0.0%
†
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 23,694
Airlines 0.2%
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 278,174
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 119,112
397,286
Auto Components 0.1%
Icahn Enterprises LP ,
5.25%, 5/15/2027 275,000 276,980
Automobiles 2.0%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,208,402
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 768,085
Hyundai Capital America ,
0.88%, 6/14/2024(a) 715,000 696,480
Kia Corp. ,
1.00%, 4/16/2024(a) 205,000 201,742
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 490,000 505,605
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 330,000 344,522
3,724,836
Banks 17.1%
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,211,626
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 600,000 593,545
Banco Santander SA ,
2.75%, 5/28/2025 600,000 608,408
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 375,748
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 295,000 282,669
Bank of Montreal ,
1.50%, 1/10/2025 930,000 920,842

46 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,201,535
1.95%, 2/2/2027 940,000 922,176
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 415,481
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 572,423
(SOFR + 1.23%), 2.59%,
1/20/2028(a)(c) 320,000 317,716
(SOFR + 1.22%), 2.16%,
9/15/2029(a)(c) 245,000 233,447
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024 815,000 795,560
Citigroup, Inc. ,
(SOFR + 0.67%), 0.98%,
5/1/2025(c) 95,000 92,992
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 460,000 464,608
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 386,837
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.73%),
1.98%, 12/15/2027(a)(c) 680,000 666,975
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 612,392
Danske Bank A/S ,
3.88%, 9/12/2023(a) 645,000 663,540
DNB Bank ASA ,
2.15%, 12/2/2022(a) 645,000 651,889
Fifth Third Bank NA ,
1.80%, 1/30/2023 1,005,000 1,012,580
HSBC Holdings plc ,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 710,000 692,954
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 285,000 279,117
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 225,000 214,258
ING Groep NV ,
4.10%, 10/2/2023 790,000 823,112
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 591,935
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 200,000 201,315
KeyBank NA ,
3.30%, 2/1/2022 500,000 500,000
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 352,710
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 544,943
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 935,000 925,708
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,157,994
National Australia Bank Ltd. ,
1.88%, 12/13/2022 1,215,000 1,225,761
1.39%, 1/12/2025(a) 940,000 930,635
NatWest Markets plc ,
1.60%, 9/29/2026(a) 455,000 438,225
Royal Bank of Canada ,
2.80%, 4/29/2022 545,000 548,230
1.60%, 1/21/2025 940,000 933,183
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 629,161
(SOFR + 1.25%), 2.49%,
1/6/2028(c) 130,000 128,000
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 350,000 345,362
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,223,856
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.30%),
2.80%, 1/19/2028(a)(c) 940,000 929,913
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
1.82%, 11/23/2025(a)(c) 365,000 358,059
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
2.61%, 1/12/2028(a)(c) 585,000 577,094
Toronto-Dominion Bank (The) ,
(SOFR + 0.24%), 0.29%,
1/6/2023(c) 1,075,000 1,075,095
1.95%, 1/12/2027 935,000 922,493
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 397,885
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 446,342
US Bancorp ,
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 930,000 928,528
Westpac Banking Corp. ,
1.95%, 11/20/2028 475,000 461,518
31,786,375

Nationwide Loomis Short Term Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0.6%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 602,773
Coca-Cola Europacific
Partners plc ,
0.50%, 5/5/2023(a) 490,000 484,182
1,086,955
Capital Markets 8.2%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 506,811
Ares Capital Corp. ,
2.88%, 6/15/2028 385,000 370,164
3.20%, 11/15/2031 290,000 271,653
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 285,000 272,234
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 935,000 933,469
Barings BDC, Inc. ,
3.30%, 11/23/2026(a) 120,000 116,625
Blackstone Holdings Finance
Co. LLC ,
1.63%, 8/5/2028(a) 350,000 330,107
Blackstone Private Credit
Fund ,
1.75%, 9/15/2024(a) 320,000 311,020
2.63%, 12/15/2026(a) 605,000 573,991
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(a) 290,000 272,610
Deutsche Bank AG ,
(SOFR + 1.13%), 1.45%,
4/1/2025(c) 455,000 447,415
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 645,000 632,007
FS KKR Capital Corp. ,
4.25%, 2/14/2025(a) 90,000 92,514
3.25%, 7/15/2027 370,000 363,974
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.54%), 0.63%,
11/17/2023(c) 655,000 650,855
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 730,000 710,477
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 930,000 931,562
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 540,000 520,255
Hercules Capital, Inc. ,
3.38%, 1/20/2027 460,000 454,976
Jefferies Group LLC ,
2.63%, 10/15/2031 390,000 371,848
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 2,600
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,220,408
Main Street Capital Corp. ,
3.00%, 7/14/2026 410,000 401,646
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(c) 1,080,000 1,070,824
(SOFR + 0.62%), 0.73%,
4/5/2024(c) 835,000 828,114
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 305,000 304,483
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 935,000 918,137
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 153,970
Owl Rock Capital Corp. ,
3.75%, 7/22/2025 310,000 315,321
Owl Rock Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 440,000 458,920
UBS AG ,
1.38%, 1/13/2025(a) 485,000 478,913
15,287,903
Chemicals 0.4%
Ashland LLC ,
3.38%, 9/1/2031(a) 350,000 330,750
Chemours Co. (The) ,
4.63%, 11/15/2029(a) 250,000 238,125
RPM International, Inc. ,
2.95%, 1/15/2032 120,000 119,133
688,008
Consumer Finance 3.9%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 280,000 285,265
Ally Financial, Inc. ,
1.45%, 10/2/2023 520,000 517,950
American Honda Finance
Corp. ,
2.25%, 1/12/2029 565,000 557,614
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 374,822
BOC Aviation USA Corp. ,
1.63%, 4/29/2024(a) 205,000 202,723
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 889,172
(SOFR + 0.69%), 1.34%,
12/6/2024(c) 25,000 24,806
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 320,000 322,926
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 465,000 456,202
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 290,000 295,461
2.35%, 2/26/2027 650,000 638,485
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 230,045
3.35%, 6/8/2025(a) 70,000 71,916
Hyundai Capital Services, Inc. ,
2.13%, 4/24/2025(a) 200,000 198,618

48 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 502,840
Navient Corp. ,
5.50%, 3/15/2029 280,000 273,224
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 968,132
1.80%, 2/6/2025 135,000 134,992
Synchrony Financial ,
2.85%, 7/25/2022 155,000 156,191
4.38%, 3/19/2024 120,000 125,459
7,226,843
Containers & Packaging 0.6%
Canpack SA ,
3.88%, 11/15/2029(a) 460,000 440,531
Sonoco Products Co. ,
1.80%, 2/1/2025 655,000 650,277
1,090,808
Diversified Financial Services 0.8%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 390,000 386,253
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 335,276
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 379,000 389,689
National Rural Utilities
Cooperative Finance Corp. ,
1.88%, 2/7/2025 395,000 394,988
1,506,206
Diversified Telecommunication Services 0.5%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 418,477
NBN Co. Ltd. ,
1.45%, 5/5/2026(a) 595,000 575,195
993,672
Electric Utilities 3.3%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 842,322
American Electric Power Co.,
Inc. ,
Series A, (ICE LIBOR USD
3 Month + 0.48%), 0.61%,
11/1/2023(c) 1,085,000 1,085,084
2.03%, 3/15/2024 255,000 255,255
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,198,942
Florida Power & Light Co. ,
2.45%, 2/3/2032 320,000 316,833
NextEra Energy Capital
Holdings, Inc. ,
0.65%, 3/1/2023 500,000 497,800
(SOFR + 0.40%), 0.45%,
11/3/2023(c) 170,000 170,034
NRG Energy, Inc. ,
3.88%, 2/15/2032(a) 345,000 324,386
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co. ,
(SOFR + 1.15%), 1.20%,
11/14/2022(c) 60,000 59,981
Southern California Edison
Co. ,
(SOFR + 0.47%), 0.52%,
12/2/2022(c) 340,000 340,284
Series J, 0.70%, 8/1/2023 360,000 356,138
Southern Co. (The) ,
Series 21-A, 0.60%,
2/26/2024 750,000 732,354
6,179,413
Equity Real Estate Investment Trusts (REITs) 1.4%
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 689,268
GLP Capital LP ,
5.25%, 6/1/2025 600,000 643,572
Iron Mountain Information
Management Services, Inc. ,
5.00%, 7/15/2032(a) 655,000 640,263
LXP Industrial Trust ,
2.38%, 10/1/2031 160,000 148,700
Office Properties Income
Trust ,
4.50%, 2/1/2025 400,000 416,965
3.45%, 10/15/2031 150,000 140,602
2,679,370
Food & Staples Retailing 0.3%
Walgreens Boots Alliance,
Inc. ,
0.95%, 11/17/2023 635,000 627,786
Food Products 0.9%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 834,633
JBS USA LUX SA ,
3.00%, 5/15/2032(a) 480,000 447,605
Lamb Weston Holdings, Inc. ,
4.13%, 1/31/2030(a) 335,000 330,948
1,613,186
Gas Utilities 0.2%
CenterPoint Energy
Resources Corp. ,
0.70%, 3/2/2023 260,000 258,124
Southern Natural Gas Co.
LLC ,
0.63%, 4/28/2023(a) 185,000 183,078
441,202
Health Care Equipment & Supplies 0.4%
Baxter International, Inc. ,
2.27%, 12/1/2028(a) 670,000 655,657
Health Care Providers & Services 0.2%
Cigna Corp. ,
3.75%, 7/15/2023 289,000 298,068

Nationwide Loomis Short Term Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 0.3%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 126,000 140,575
Hyatt Hotels Corp. ,
1.30%, 10/1/2023 405,000 401,507
5.38%, 4/23/2025(e) 65,000 70,976
613,058
Household Durables 0.3%
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 593,601
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 321,016
Insurance 8.2%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,206,835
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 316,793
Athene Global Funding ,
1.72%, 1/7/2025(a) 540,000 533,341
2.50%, 1/14/2025(a) 55,000 55,445
2.50%, 3/24/2028(a) 490,000 480,987
Brighthouse Financial Global
Funding ,
1.20%, 12/15/2023(a) 430,000 424,858
1.00%, 4/12/2024(a) 135,000 132,515
1.75%, 1/13/2025(a) 375,000 370,969
CNO Global Funding ,
2.65%, 1/6/2029(a) 475,000 462,197
F&G Global Funding ,
0.90%, 9/20/2024(a) 985,000 957,580
GA Global Funding Trust ,
1.25%, 12/8/2023(a) 715,000 708,064
2.25%, 1/6/2027(a) 935,000 917,475
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 972,389
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.65%,
1/6/2023(a)(c) 1,205,000 1,208,712
1.75%, 1/12/2025(a) 460,000 456,031
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 996,785
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 563,808
0.90%, 6/8/2023(a) 445,000 443,253
1.88%, 1/11/2027(a) 940,000 925,279
Pricoa Global Funding I ,
1.15%, 12/6/2024(a) 955,000 937,494
Protective Life Global
Funding ,
1.65%, 1/13/2025(a) 780,000 773,237
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 380,000 383,489
RGA Global Funding ,
2.00%, 11/30/2026(a) 170,000 167,030
2.70%, 1/18/2029(a) 360,000 359,247
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Security Benefit Global
Funding ,
1.25%, 5/17/2024(a) 450,000 440,903
15,194,716
Internet & Direct Marketing Retail 0.2%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 369,488
IT Services 0.7%
DXC Technology Co. ,
1.80%, 9/15/2026 455,000 440,161
Global Payments, Inc. ,
1.50%, 11/15/2024 275,000 271,055
Western Union Co. (The) ,
4.25%, 6/9/2023 570,000 589,659
1,300,875
Machinery 0.1%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 231,016
Metals & Mining 0.3%
Commercial Metals Co. ,
4.38%, 3/15/2032 320,000 318,123
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 197,950
516,073
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Starwood Property Trust, Inc. ,
5.50%, 11/1/2023(a) 290,000 299,063
3.75%, 12/31/2024(a) 355,000 354,556
653,619
Multiline Retail 0.1%
Target Corp. ,
1.95%, 1/15/2027 210,000 209,765
Multi-Utilities 1.1%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 302,337
Public Service Enterprise
Group, Inc. ,
0.84%, 11/8/2023 675,000 664,422
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,086,962
2,053,721
Oil, Gas & Consumable Fuels 2.1%
BP Capital Markets America,
Inc. ,
2.72%, 1/12/2032 470,000 465,023
Continental Resources, Inc. ,
2.88%, 4/1/2032(a) 135,000 127,082
EQT Corp. ,
6.63%, 2/1/2025(e) 240,000 258,600
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 75,631
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 771,644

50 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP ,
3.38%, 3/15/2023 780,000 795,408
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 315,000 311,931
Sempra Infrastructure
Partners LP ,
3.25%, 1/15/2032(a) 140,000 137,029
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 975,000 952,909
3,895,257
Pharmaceuticals 0.8%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 718,357
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 395,674
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 100,661
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 230,000 222,525
1,437,217
Real Estate Management & Development 0.1%
Forestar Group, Inc. ,
3.85%, 5/15/2026(a) 155,000 151,900
Road & Rail 1.3%
Canadian Pacific Railway Co. ,
1.35%, 12/2/2024 480,000 473,651
DAE Funding LLC ,
1.55%, 8/1/2024(a) 215,000 209,404
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 874,150
4.00%, 7/15/2025(a) 45,000 47,481
Ryder System, Inc. ,
4.63%, 6/1/2025 245,000 263,056
Triton Container International
Ltd. ,
0.80%, 8/1/2023(a) 495,000 489,294
2,357,036
Semiconductors & Semiconductor Equipment 0.9%
Marvell Technology, Inc. ,
4.20%, 6/22/2023 600,000 618,993
Microchip Technology, Inc. ,
2.67%, 9/1/2023 335,000 339,699
Qorvo , Inc. ,
1.75%, 12/15/2024(a) 100,000 98,121
Skyworks Solutions, Inc. ,
0.90%, 6/1/2023 525,000 519,449
1,576,262
Software 0.7%
Infor , Inc. ,
1.45%, 7/15/2023(a) 225,000 224,165
VMware, Inc. ,
0.60%, 8/15/2023 1,005,000 991,129
1,215,294
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.3%
Dick's Sporting Goods, Inc. ,
3.15%, 1/15/2032 410,000 401,030
Lithia Motors, Inc. ,
3.88%, 6/1/2029(a) 215,000 211,238
612,268
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC ,
5.85%, 7/15/2025 390,000 433,418
Western Digital Corp. ,
2.85%, 2/1/2029 85,000 82,032
515,450
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
3.05%, 3/15/2032 95,000 91,639
Thrifts & Mortgage Finance 0.6%
Nationwide Building Society ,
0.55%, 1/22/2024(a) 930,000 908,397
Rocket Mortgage LLC ,
4.00%, 10/15/2033(a) 225,000 210,533
1,118,930
Trading Companies & Distributors 0.8%
Air Lease Corp. ,
0.70%, 2/15/2024 505,000 490,931
0.80%, 8/18/2024 200,000 193,573
Aircastle Ltd. ,
2.85%, 1/26/2028(a) 330,000 322,631
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 526,523
1,533,658
Wireless Telecommunication Services 0.2%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 323,882
Total Corporate Bonds
(cost $113,997,930)
113,469,989
Foreign Government Security 0.2%
CHILE 0.2%
Republic of Chile,
2.75%, 1/31/2027 455,000 461,147
Total Foreign Government Security
(cost $454,727)
461,147
Mortgage-Backed Securities 0.6%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 44,136 45,713
Pool# G13746
4.50%, 1/1/2025 34,963 36,394
Pool# G13888
5.00%, 6/1/2025 7,117 7,323
Pool# J19197
3.00%, 5/1/2027 144,107 149,527

Nationwide Loomis Short Term Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00748
6.00%, 4/1/2029 5,444 6,077
Pool# C01418
5.50%, 10/1/2032 36,972 41,590
Pool# G01740
5.50%, 12/1/2034 20,758 23,401
Pool# G04342
6.00%, 4/1/2038 24,811 28,574
FHLMC Non Gold Pool
Pool# 972136
2.35%, 1/1/2034(b) 23,918 25,177
Pool# 848191
2.33%, 12/1/2034(b) 133,996 135,636
FNMA Pool# 815323 ,
1.76%, 1/1/2035 (b) 35,660
36,927
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 7,901 8,121
Pool# 931892
4.50%, 9/1/2024 137,369 143,739
Pool# AL0802
4.50%, 4/1/2025 27,103 28,214
Pool# AB2518
4.00%, 3/1/2026 30,557 32,038
Pool# AB4998
3.00%, 4/1/2027 239,766 249,103
Pool# 190307
8.00%, 6/1/2030 468 530
Pool# 253516
8.00%, 11/1/2030 389 438
Pool# 725773
5.50%, 9/1/2034 45,452 51,171
Pool# 811773
5.50%, 1/1/2035 45,865 51,787
GNMA Pool# 5080 ,
4.00%, 6/20/2026 37,517
39,326
Total Mortgage-Backed Securities
(cost $1,108,378)
1,140,806
U.S. Treasury Obligations 12.6%
U.S. Treasury Notes
0.13%, 7/31/2023 1,880,000 1,854,590
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.13%, 8/31/2023 9,130,000 8,996,260
0.38%, 10/31/2023 7,340,000 7,246,243
0.75%, 12/31/2023 1,870,000 1,855,391
1.50%, 1/31/2027 3,360,000 3,342,412
Total U.S. Treasury Obligations
(cost $23,507,552)
23,294,896
Total Investments
(cost $185,339,072) — 99.5%
184,491,278
Other assets in excess of
liabilities — 0.5% 946,985
NET ASSETS — 100.0%
$ 185,438,263
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $68,090,427 which represents 36.72% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

52 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 28 3/2022 USD 6,066,375 (47,964)
(47,964)
Short Contracts
U.S. Treasury 5 Year Note (31) 3/2022 USD (3,695,297) 43,566
U.S. Treasury 10 Year Ultra Note (40) 3/2022 USD (5,713,125) 68,223
111,789
63,825
As of January 31, 2022, the Fund had $327,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Loomis Short Term Bond Fund - January 31, 2022 (Unaudited) - Statement of Investments - 53
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 35,900,681 $ – $ 35,900,681
Collateralized Mortgage Obligations – 2,079,922 – 2,079,922
Commercial Mortgage-Backed Securities – 8,143,837 – 8,143,837
Corporate Bonds – 113,469,989 – 113,469,989
Foreign Government Security – 461,147 – 461,147
Futures Contracts 111,789 – – 111,789
Mortgage-Backed Securities – 1,140,806 – 1,140,806
U.S. Treasury Obligations – 23,294,896 – 23,294,896
Total Assets $ 111,789 $ 184,491,278 $ – $ 184,603,067
$ – $ – $ – $ –

54 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis Short Term Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a)
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts $ (47,964) $ – $ – $ (47,964)
Total Liabilities $ (47,964) $ – $ – $ (47,964)
Total $ 63,825 $ 184,491,278 $ – $ 184,555,103
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 111,789
Total $ 111,789
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (47,964)
Total $ (47,964)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard Cognitive Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 99.1%
Shares Value ($)
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings,
Inc.* 6,339 509,212
Auto Components 0.6%
American Axle &
Manufacturing Holdings,
Inc.* 72,500 590,150
Motorcar Parts of America,
Inc.* 4,300 71,079
661,229
Banks 16.9%
American National
Bankshares, Inc. 4,271 161,444
Ameris Bancorp 4,880 240,633
Associated Banc-Corp. 11,350 271,265
Bancorp, Inc. (The)* 35,139 1,047,845
Bank of NT Butterfield & Son
Ltd. (The) 5,800 212,570
Banner Corp. 9,700 602,467
Camden National Corp. 2,300 114,218
Capstar Financial Holdings,
Inc. 26,400 566,280
Carter Bankshares, Inc.* 24,746 380,841
Central Pacific Financial Corp. 20,600 599,460
Civista Bancshares, Inc. 29,266 705,603
CrossFirst Bankshares, Inc.* 6,600 102,036
Financial Institutions, Inc. 26,000 838,240
First Busey Corp. 11,741 327,339
First Financial Bancorp 21,700 547,057
First Hawaiian, Inc. 11,998 340,143
First Horizon Corp. 36,400 622,804
First Internet Bancorp 2,500 125,650
Great Western Bancorp, Inc. 9,955 307,410
Hancock Whitney Corp. 12,200 643,184
Hanmi Financial Corp. 35,623 957,546
Heartland Financial USA, Inc. 11,125 578,834
Heritage Financial Corp. 9,264 224,745
HomeStreet, Inc. 7,000 341,250
Independent Bank Corp. 30,487 746,322
Level One Bancorp, Inc. 8,520 337,562
Live Oak Bancshares, Inc. 3,945 232,203
Northrim Bancorp, Inc. 15,917 699,393
OceanFirst Financial Corp. 19,900 451,730
Old Second Bancorp, Inc. 27,000 362,610
Origin Bancorp, Inc. 700 29,904
Orrstown Financial Services,
Inc. 13,745 340,189
Popular, Inc. 10,600 945,202
Simmons First National Corp.,
Class A 7,055 201,773
SmartFinancial, Inc. 22,126 593,198
South State Corp. 3,680 310,629
TriCo Bancshares 1,900 82,593
Trustmark Corp. 6,100 198,738
United Community Banks, Inc. 7,275 257,462
Wintrust Financial Corp. 7,300 715,911
17,364,283
Beverages 0.4%
Primo Water Corp. 27,089 452,386
Common Stocks
Shares Value ($)
Biotechnology 3.2%
2seventy bio, Inc.* 4,233 79,030
Actinium Pharmaceuticals,
Inc.* 6,000 32,460
Agios Pharmaceuticals, Inc.* 4,900 151,361
Alkermes plc* 11,162 284,631
AnaptysBio, Inc.* 3,300 105,501
Arcturus Therapeutics
Holdings, Inc.* 4,500 117,585
Arcutis Biotherapeutics, Inc.* 6,500 98,215
Arena Pharmaceuticals, Inc.* 4,200 386,316
Atara Biotherapeutics, Inc.* 7,347 112,850
Biocept, Inc.* 9,325 26,110
Biohaven Pharmaceutical
Holding Co. Ltd.* 1,500 199,305
Bluebird Bio, Inc.* 12,900 101,781
Chinook Therapeutics, Inc.* 8,300 107,070
Cyteir Therapeutics, Inc.* 9,800 59,584
Day One Biopharmaceuticals,
Inc.* 10,253 151,232
Erasca, Inc.*(a) 9,100 107,835
Iovance Biotherapeutics, Inc.* 7,300 121,545
Kezar Life Sciences, Inc.* 8,700 114,666
Kiniksa Pharmaceuticals Ltd.,
Class A* 9,800 110,054
Kura Oncology, Inc.* 8,800 123,992
MeiraGTx Holdings plc* 6,800 101,932
Nuvalent, Inc., Class A*(a) 8,100 109,269
Prometheus Biosciences,
Inc.*(a) 3,100 111,383
Recursion Pharmaceuticals,
Inc., Class A*(a) 9,100 107,744
Savara, Inc.* 11,168 13,736
Sutro Biopharma, Inc.* 10,100 107,868
UNITY Biotechnology, Inc.* 72,900 88,209
Vaxcyte, Inc.* 5,800 110,432
3,341,696
Building Products 1.7%
JELD-WEN Holding, Inc.* 8,552 201,827
Masonite International Corp.* 6,309 626,105
Resideo Technologies, Inc.* 28,100 696,318
Zurn Water Solutions Corp. 6,356 194,113
1,718,363
Capital Markets 1.1%
Donnelley Financial Solutions,
Inc.* 10,700 398,254
Janus Henderson Group plc 5,400 199,260
Open Lending Corp., Class A* 10,700 203,193
Oppenheimer Holdings, Inc.,
Class A 6,900 292,491
Safeguard Scientifics, Inc.* 13,361 85,243
1,178,441
Chemicals 1.4%
AdvanSix, Inc. 11,600 488,244
Flexible Solutions
International, Inc.* 15,124 51,724
Koppers Holdings, Inc.* 6,600 197,208
Trinseo plc 12,200 653,188
1,390,364

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.4%
Charah Solutions, Inc.* 20,726 108,811
CompX International, Inc. 2,800 63,196
Deluxe Corp. 9,300 279,930
KAR Auction Services, Inc.* 10,200 145,044
Matthews International Corp.,
Class A 20,400 716,448
MillerKnoll, Inc. 4,300 166,066
1,479,495
Communications Equipment 0.3%
Aviat Networks, Inc.* 8,921 258,887
Harmonic, Inc.* 2,000 21,520
280,407
Construction & Engineering 0.8%
EMCOR Group, Inc. 4,500 536,445
MYR Group, Inc.* 3,400 319,702
856,147
Construction Materials 0.4%
Summit Materials, Inc., Class
A* 10,800 384,048
Consumer Finance 1.3%
OneMain Holdings, Inc. 13,900 718,074
PROG Holdings, Inc.* 6,600 262,746
Regional Management Corp. 7,361 373,644
1,354,464
Containers & Packaging 1.4%
Graphic Packaging Holding
Co. 11,000 208,010
Greif, Inc., Class A 11,200 662,592
O-I Glass, Inc.* 44,600 593,626
1,464,228
Diversified Consumer Services 0.8%
Carriage Services, Inc. 4,991 251,147
Graham Holdings Co., Class B 1,000 595,120
846,267
Diversified Financial Services 0.3%
A-Mark Precious Metals, Inc. 4,747 293,839
Diversified Telecommunication Services 0.3%
Radius Global Infrastructure,
Inc.* 20,077 276,260
Electric Utilities 1.4%
IDACORP, Inc. 2,700 297,594
OGE Energy Corp. 12,400 470,208
Pinnacle West Capital Corp. 1,500 104,415
Portland General Electric Co. 9,400 493,876
Via Renewables, Inc. 8,800 100,672
1,466,765
Electrical Equipment 2.3%
Atkore, Inc.* 8,900 959,242
AZZ, Inc. 7,473 355,565
LSI Industries, Inc. 10,000 74,400
nVent Electric plc 21,800 754,062
Preformed Line Products Co. 4,281 259,600
2,402,869
Electronic Equipment, Instruments & Components 2.1%
Autoscope Technologies Corp. 8,652 59,396
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Avnet, Inc. 10,800 435,888
Bel Fuse, Inc., Class B 20,375 253,057
CTS Corp. 4,569 153,290
Daktronics, Inc.* 53,900 264,110
Flex Ltd.* 23,300 376,994
Knowles Corp.* 17,727 375,990
Methode Electronics, Inc. 6,500 286,195
2,204,920
Energy Equipment & Services 1.0%
ChampionX Corp.* 11,800 264,320
Nabors Industries Ltd.*(a) 2,400 248,424
Natural Gas Services Group,
Inc.* 23,490 252,987
TETRA Technologies, Inc.* 75,371 220,837
986,568
Equity Real Estate Investment Trusts (REITs) 11.9%
Apple Hospitality REIT, Inc. 9,300 150,009
Brixmor Property Group, Inc. 26,800 679,648
Broadstone Net Lease, Inc. 14,300 330,473
Corporate Office Properties
Trust 8,800 222,288
DigitalBridge Group, Inc.* 116,313 849,085
Essential Properties Realty
Trust, Inc. 7,100 188,505
First Industrial Realty Trust,
Inc. 10,850 659,463
Global Medical REIT, Inc. 15,100 255,341
Healthcare Realty Trust, Inc. 8,600 266,772
Independence Realty Trust,
Inc. 40,600 933,394
Kite Realty Group Trust 4,899 102,291
LXP Industrial Trust 65,400 973,806
National Storage Affiliates
Trust 11,786 725,546
NexPoint Residential Trust,
Inc. 12,400 983,320
One Liberty Properties, Inc. 16,154 492,697
Outfront Media, Inc. 7,900 196,236
Pebblebrook Hotel Trust 9,791 211,975
Physicians Realty Trust 15,700 286,682
PotlatchDeltic Corp. 4,000 215,160
Rayonier, Inc. 16,558 605,029
Ryman Hospitality Properties,
Inc.* 3,500 309,400
Sabra Health Care REIT, Inc. 19,100 259,951
Safehold, Inc. 12,775 790,773
STAG Industrial, Inc. 14,700 628,131
Sunstone Hotel Investors, Inc.* 16,100 182,091
Tanger Factory Outlet Centers,
Inc. 8,153 138,683
Terreno Realty Corp. 4,500 336,465
UMH Properties, Inc. 8,500 200,600
Xenia Hotels & Resorts, Inc.* 5,900 102,306
12,276,120
Food & Staples Retailing 1.3%
Andersons, Inc. (The) 22,000 838,200
BJ's Wholesale Club Holdings,
Inc.* 2,400 147,528

Nationwide Bailard Cognitive Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Food & Staples Retailing
Performance Food Group Co.* 7,000 295,330
SpartanNash Co. 4,380 107,617
1,388,675
Food Products 0.3%
Seneca Foods Corp., Class A* 5,501 257,172
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A(a) 2,100 139,272
South Jersey Industries, Inc. 7,900 197,658
Southwest Gas Holdings, Inc. 4,100 279,538
UGI Corp. 6,900 312,915
929,383
Health Care Equipment & Supplies 0.4%
Orthofix Medical, Inc.* 4,800 145,920
Sensus Healthcare, Inc.* 35,501 273,713
419,633
Health Care Providers & Services 1.8%
Acadia Healthcare Co., Inc.* 4,300 226,395
Cross Country Healthcare,
Inc.* 9,924 213,465
Encompass Health Corp. 4,900 303,996
Option Care Health, Inc.* 18,900 441,693
Premier, Inc., Class A 6,400 244,608
Select Medical Holdings Corp. 18,700 434,401
1,864,558
Health Care Technology 1.2%
Allscripts Healthcare Solutions,
Inc.* 28,248 571,175
NextGen Healthcare, Inc.* 34,400 664,264
1,235,439
Hotels, Restaurants & Leisure 0.8%
Bluegreen Vacations Holding
Corp.* 9,800 293,706
Brinker International, Inc.* 7,400 245,754
Travel + Leisure Co. 5,500 312,400
851,860
Household Durables 2.5%
Beazer Homes USA, Inc.* 15,500 282,720
Century Communities, Inc. 9,777 643,815
KB Home 9,800 414,050
Lifetime Brands, Inc. 16,721 259,176
TRI Pointe Group, Inc.* 29,633 705,562
VOXX International Corp.* 20,044 221,486
2,526,809
Household Products 0.6%
Spectrum Brands Holdings,
Inc. 7,100 634,598
Independent Power and Renewable Electricity Producers
1.1%
Atlantica Sustainable
Infrastructure plc 16,300 531,869
Clearway Energy, Inc., Class A 19,650 606,202
1,138,071
Insurance 2.5%
American National Group, Inc. 1,100 207,669
Common Stocks
Shares Value ($)
Insurance
Argo Group International
Holdings Ltd. 4,600 261,188
Assured Guaranty Ltd. 14,800 788,692
CNO Financial Group, Inc. 4,500 112,230
Investors Title Co. 1,961 392,180
Stewart Information Services
Corp. 11,200 800,016
2,561,975
Interactive Media & Services 0.2%
DHI Group, Inc.* 42,300 227,574
Internet & Direct Marketing Retail 0.2%
Liquidity Services, Inc.* 10,400 197,912
IT Services 1.7%
Alliance Data Systems Corp. 6,200 428,048
Conduent, Inc.* 98,000 463,540
CSG Systems International,
Inc. 4,600 261,142
Information Services Group,
Inc. 53,888 348,116
Perficient, Inc.* 2,100 220,122
1,720,968
Leisure Products 0.2%
Brunswick Corp. 2,300 208,817
Life Sciences Tools & Services 0.1%
Harvard Bioscience, Inc.* 4,000 23,280
Seer, Inc.*(a) 6,700 105,391
128,671
Machinery 3.0%
Evoqua Water Technologies
Corp.* 5,600 226,800
Gates Industrial Corp. plc* 38,640 597,761
Hillenbrand, Inc. 14,800 687,904
Hyster-Yale Materials
Handling, Inc. 3,800 170,582
LS Starrett Co. (The), Class A* 2,200 19,932
Manitowoc Co., Inc. (The)* 14,800 270,100
Meritor, Inc.* 9,500 218,975
Miller Industries, Inc. 7,773 244,616
Terex Corp. 15,100 629,972
3,066,642
Marine 1.5%
Eagle Bulk Shipping, Inc.(a) 6,500 291,330
Genco Shipping & Trading Ltd. 23,600 367,216
Matson, Inc. 3,383 330,384
Pangaea Logistics Solutions
Ltd. 62,160 248,640
Safe Bulkers, Inc.* 74,500 260,005
1,497,575
Media 2.0%
Gray Television, Inc. 18,061 376,572
Loyalty Ventures, Inc.* 7,516 220,294
Nexstar Media Group, Inc.,
Class A 2,500 413,450
TEGNA, Inc. 39,814 770,799

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Media
Townsquare Media, Inc., Class
A* 21,900 288,642
2,069,757
Metals & Mining 1.2%
Alcoa Corp. 14,700 833,637
Gold Resource Corp. 98,900 162,196
Olympic Steel, Inc. 11,900 253,351
1,249,184
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 21,200 879,376
Multiline Retail 0.7%
Big Lots, Inc. 3,700 155,067
Franchise Group, Inc. 5,436 272,181
Macy's, Inc. 9,500 243,200
670,448
Multi-Utilities 1.1%
Avista Corp. 9,700 431,262
MDU Resources Group, Inc. 14,200 417,054
NorthWestern Corp. 4,500 261,540
1,109,856
Oil, Gas & Consumable Fuels 6.0%
Antero Resources Corp.* 37,700 736,281
California Resources Corp. 14,736 628,048
Centrus Energy Corp., Class
A* 5,058 219,770
CNX Resources Corp.* 22,376 331,836
Crescent Point Energy Corp. 28,600 184,184
Earthstone Energy, Inc., Class
A* 25,820 352,701
Enerplus Corp. 49,100 568,087
Equitrans Midstream Corp. 12,331 100,005
HollyFrontier Corp. 19,100 671,556
Ovintiv, Inc. 19,900 772,120
Range Resources Corp.* 11,100 213,675
Ranger Oil Corp.* 12,800 396,928
Ring Energy, Inc.*(a) 100,900 254,268
SilverBow Resources, Inc.* 10,115 235,578
SM Energy Co. 17,000 557,770
6,222,807
Paper & Forest Products 0.2%
Glatfelter Corp. 14,700 255,192
Personal Products 0.5%
Edgewell Personal Care Co. 4,600 210,680
Nature's Sunshine Products,
Inc. 14,300 252,252
462,932
Pharmaceuticals 1.3%
Atea Pharmaceuticals, Inc.* 15,500 110,670
Cara Therapeutics, Inc.* 9,000 104,220
Citius Pharmaceuticals, Inc.* 35,600 53,756
Endo International plc* 31,900 101,761
Harrow Health, Inc.* 13,800 103,500
NGM Biopharmaceuticals,
Inc.* 7,000 110,670
Common Stocks
Shares Value ($)
Pharmaceuticals
Opiant Pharmaceuticals, Inc.* 16,242 405,888
Perrigo Co. plc 2,700 102,789
Prestige Consumer
Healthcare, Inc.* 3,600 203,220
Recro Pharma, Inc.* 30,815 47,455
1,343,929
Professional Services 1.8%
BGSF, Inc. 7,500 102,075
CRA International, Inc. 3,975 338,114
Heidrick & Struggles
International, Inc. 6,290 275,313
ICF International, Inc. 2,100 198,219
Korn Ferry 3,900 258,882
ManpowerGroup, Inc. 2,950 309,367
Mistras Group, Inc.* 21,884 147,060
TrueBlue, Inc.* 9,600 255,360
1,884,390
Real Estate Management & Development 0.2%
Newmark Group, Inc., Class A 13,600 208,216
Road & Rail 0.7%
Avis Budget Group, Inc.* 1,100 193,798
Saia, Inc.* 700 198,996
USA Truck, Inc.* 15,200 286,824
679,618
Semiconductors & Semiconductor Equipment 1.5%
Alpha & Omega
Semiconductor Ltd.* 4,500 202,635
Amkor Technology, Inc. 23,290 512,846
Axcelis Technologies, Inc.* 10,500 657,405
Power Integrations, Inc. 2,600 209,846
1,582,732
Software 0.7%
Consensus Cloud Solutions,
Inc.* 1,800 102,060
Progress Software Corp. 3,300 150,183
Upland Software, Inc.* 13,000 254,800
Xperi Holding Corp. 13,800 232,806
739,849
Specialty Retail 2.1%
Academy Sports & Outdoors,
Inc.* 8,300 322,870
Caleres, Inc. 10,700 256,586
Genesco, Inc.* 1,700 109,361
Group 1 Automotive, Inc. 1,200 203,772
Haverty Furniture Cos., Inc. 1,900 56,088
Hibbett, Inc. 1,600 98,640
MarineMax, Inc.* 6,100 287,066
Monro, Inc. 900 44,757
OneWater Marine, Inc., Class
A 3,500 180,985
Sally Beauty Holdings, Inc.* 2,900 49,793
Signet Jewelers Ltd. 2,500 215,325
TravelCenters of America,
Inc.* 2,900 132,182
Urban Outfitters, Inc.* 5,300 152,216
2,109,641

Nationwide Bailard Cognitive Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.0%
†
Jerash Holdings US, Inc. 6,500 40,300
Thrifts & Mortgage Finance 2.5%
Essent Group Ltd. 7,827 357,225
Flagstar Bancorp, Inc. 17,001 769,295
MGIC Investment Corp. 27,500 417,450
Mr. Cooper Group, Inc.* 8,300 333,245
Radian Group, Inc. 20,800 465,712
Timberland Bancorp, Inc. 6,700 186,126
2,529,053
Trading Companies & Distributors 3.2%
Alta Equipment Group, Inc.* 18,874 257,253
MRC Global, Inc.* 28,300 209,703
Rush Enterprises, Inc., Class A 12,300 649,686
Titan Machinery, Inc.* 11,100 341,880
Triton International Ltd. 10,500 634,410
Veritiv Corp.* 3,000 279,240
WESCO International, Inc.* 7,535 918,441
3,290,613
Wireless Telecommunication Services 0.7%
United States Cellular Corp.* 22,100 676,702
Total Common Stocks
(cost $78,912,948) 102,049,298
Exchange Traded Funds 0.3%
Equity Funds  0.3%
iShares Micro-Cap ETF 1,079 135,717
Vanguard Small-Cap Value
ETF 1,178 201,391
337,108
Total Exchange Traded Funds
(cost $332,351) 337,108
Short-Term Investment 1.3%
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,296,233 1,296,233
Total Short-Term Investment
(cost $1,296,233) 1,296,233
Total Investments
(cost $80,541,532) — 100.7% 103,682,639
Liabilities in excess of other assets — (0.7)% (744,168)
NET ASSETS — 100.0%
$ 102,938,471
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $1,291,162, which was collateralized
by cash used to purchase a money market fund with a value
of $1,296,233.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $1,296,233.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard Cognitive Value Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Bailard Cognitive Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 7
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 102,049,298 $ – $ – $ 102,049,298
Exchange Traded Funds 337,108 – – 337,108
Short-Term Investment 1,296,233 – – 1,296,233
Total $ 103,682,639 $ – $ – $ 103,682,639
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard Technology & Science Fund
Common Stocks 99.5%
Shares Value ($)
Biotechnology 2.3%
Aurinia Pharmaceuticals,
Inc.*(a) 90,000 1,499,400
Blueprint Medicines Corp.* 13,400 1,033,140
Horizon Therapeutics plc* 13,510 1,260,888
3,793,428
Electronic Equipment, Instruments & Components 5.3%
Insight Enterprises, Inc.* 48,033 4,522,307
TE Connectivity Ltd. 28,265 4,042,178
8,564,485
Entertainment 2.2%
Activision Blizzard, Inc. 8,000 632,080
Netflix, Inc.* 2,680 1,144,735
Sea Ltd., ADR-TW* 12,190 1,832,279
3,609,094
Hotels, Restaurants & Leisure 0.5%
Airbnb, Inc., Class A* 4,825 742,905
Household Durables 2.7%
Sony Group Corp., ADR-JP 39,700 4,432,902
Interactive Media & Services 11.0%
Alphabet, Inc., Class A* 3,718 10,061,168
Meta Platforms, Inc., Class A* 24,560 7,693,666
17,754,834
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.* 1,837 5,495,330
IT Services 11.0%
Adyen NV, ADR-NL* 24,550 498,856
Block, Inc., Class A* 15,595 1,907,112
Fiserv, Inc.* 20,380 2,154,166
PayPal Holdings, Inc.* 22,000 3,782,680
Twilio , Inc., Class A* 14,863 3,063,562
Visa, Inc., Class A 28,265 6,392,695
17,799,071
Life Sciences Tools & Services 1.8%
Danaher Corp. 10,200 2,915,058
Pharmaceuticals 0.9%
Intra-Cellular Therapies, Inc.* 32,180 1,528,228
Professional Services 1.6%
Booz Allen Hamilton Holding
Corp. 34,450 2,643,349
Road & Rail 0.5%
Uber Technologies, Inc.* 21,850 817,190
Semiconductors & Semiconductor Equipment 23.9%
KLA Corp. 16,090 6,263,354
Lam Research Corp. 9,640 5,686,829
Micron Technology, Inc. 9,136 751,619
NVIDIA Corp. 34,165 8,365,642
NXP Semiconductors NV 28,900 5,937,216
QUALCOMM, Inc. 44,085 7,748,380
Texas Instruments, Inc. 21,660 3,887,753
38,640,793
Software 27.5%
Adobe, Inc.* 12,694 6,782,404
Cadence Design Systems,
Inc.* 16,580 2,522,481
Common Stocks
Shares Value ($)
Software
Crowdstrike Holdings, Inc.,
Class A* 6,700 1,210,288
Dropbox, Inc., Class A* 140,515 3,477,746
Elastic NV* 9,710 905,458
HubSpot , Inc.* 4,350 2,126,280
Intuit, Inc. 7,000 3,886,610
Microsoft Corp. 54,460 16,935,971
Paycom Software, Inc.* 5,160 1,730,148
RingCentral, Inc., Class A* 13,605 2,401,147
ServiceNow , Inc.* 2,950 1,728,051
Varonis Systems, Inc.* 21,140 787,676
44,494,260
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. 45,253 7,909,319
Total Common Stocks
(cost $57,428,482) 161,140,246
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,425,600 1,425,600
Total Short-Term Investment
(cost $1,425,600) 1,425,600
Total Investments
(cost $58,854,082) — 100.4% 162,565,846
Liabilities in excess of other assets — (0.4)% (683,053)
NET ASSETS — 100.0%
$ 161,882,793
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $1,484,406, which was collateralized
by cash used to purchase a money market fund with a value
of $1,425,600.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $1,425,600.
ADR American Depositary Receipt
JP Japan
NL Netherlands
TW Taiwan

Nationwide Bailard Technology & Science Fund - January 31, 2022 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard Technology & Science Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 161,140,246 $ – $ – $ 161,140,246
Short-Term Investment 1,425,600 – – 1,425,600
Total $ 162,565,846 $ – $ – $ 162,565,846
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Diamond Hill Large Cap Concentrated Fund - January 31, 2022 (Unaudited) - Statement of Investments - 11
Common Stocks 96.2%
Shares Value ($)
Automobiles 4.0%
General Motors Co.* 20,667 1,089,771
Banks 9.3%
Bank of America Corp. 27,391 1,263,821
Truist Financial Corp. 20,054 1,259,792
2,523,613
Beverages 5.4%
PepsiCo, Inc. 8,506 1,475,961
Capital Markets 5.3%
KKR & Co., Inc. 20,092 1,429,747
Diversified Financial Services 6.8%
Berkshire Hathaway, Inc.,
Class B* 5,925 1,854,644
Entertainment 4.8%
Walt Disney Co. (The)* 9,142 1,307,032
Food Products 5.6%
Mondelez International, Inc.,
Class A 22,749 1,524,865
Health Care Equipment & Supplies 5.9%
Abbott Laboratories 12,515 1,595,162
Health Care Providers & Services 3.7%
Humana, Inc. 2,565 1,006,762
Household Durables 4.7%
NVR, Inc.* 241 1,283,860
Common Stocks
Shares Value ($)
Insurance 8.1%
American International Group,
Inc. 38,314 2,212,633
Interactive Media & Services 8.1%
Alphabet, Inc., Class A* 419 1,133,843
Meta Platforms, Inc., Class A* 3,448 1,080,121
2,213,964
Machinery 3.6%
Parker-Hannifin Corp. 3,123 968,161
Metals & Mining 4.2%
Freeport-McMoRan, Inc. 30,998 1,153,746
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp. 11,694 1,535,773
Pharmaceuticals 3.8%
Pfizer, Inc. 19,848 1,045,791
Semiconductors & Semiconductor Equipment 3.7%
Texas Instruments, Inc. 5,525 991,682
Textiles, Apparel & Luxury Goods 3.6%
VF Corp. 14,875 969,999
Total Investments
(cost $19,182,497) — 96.2% 26,183,166
Other assets in excess of liabilities — 3.8% 1,044,486
NET ASSETS — 100.0%
$ 27,227,652
* Denotes a non-income producing security.

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Diamond Hill Large Cap Concentrated Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Diamond Hill Large Cap Concentrated Fund - January 31, 2022 (Unaudited) - Statement of Investments - 13
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 26,183,166 $ – $ – $ 26,183,166
Total $ 26,183,166 $ – $ – $ 26,183,166
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Fund
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.9%
Boeing Co. (The)* 17,650 3,534,236
General Dynamics Corp. 26,117 5,539,416
Lockheed Martin Corp. 17,299 6,731,560
Raytheon Technologies Corp. 91,133 8,219,285
24,024,497
Air Freight & Logistics 0.7%
FedEx Corp. 37,678 9,263,513
Airlines 0.4%
Southwest Airlines Co.* 122,019 5,461,570
Automobiles 1.2%
Tesla, Inc.* 15,884 14,878,861
Banks 0.5%
PNC Financial Services
Group, Inc. (The) 31,659 6,521,437
Beverages 1.5%
Constellation Brands, Inc.,
Class A 52,225 12,416,494
Monster Beverage Corp.* 82,646 7,167,061
19,583,555
Biotechnology 0.9%
Biogen, Inc.* 5,984 1,352,384
Exact Sciences Corp.* 29,332 2,239,792
Incyte Corp.* 7,188 534,284
Moderna , Inc.* 1,800 304,794
Regeneron Pharmaceuticals,
Inc.* 3,909 2,378,978
Seagen , Inc.* 11,927 1,604,301
Vertex Pharmaceuticals, Inc.* 13,563 3,296,487
11,711,020
Building Products 0.9%
Johnson Controls International
plc 107,714 7,827,577
Trane Technologies plc 23,573 4,080,486
11,908,063
Capital Markets 6.1%
Ares Management Corp. 142,685 11,374,848
Charles Schwab Corp. (The) 363,722 31,898,420
Morgan Stanley 260,458 26,707,363
S&P Global, Inc. 19,147 7,950,217
77,930,848
Chemicals 2.2%
Celanese Corp. 46,654 7,264,494
FMC Corp. 59,252 6,539,643
Linde plc 26,285 8,376,504
PPG Industries, Inc. 37,980 5,932,476
28,113,117
Commercial Services & Supplies 0.4%
Waste Management, Inc. 37,689 5,669,933
Consumer Finance 1.3%
American Express Co. 93,916 16,887,975
Containers & Packaging 0.5%
Ball Corp. 35,137 3,411,803
Crown Holdings, Inc. 26,985 3,087,084
6,498,887
Common Stocks
Shares Value ($)
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc.,
Class B* 22,641 7,087,086
Equitable Holdings, Inc. 309,253 10,403,271
17,490,357
Electric Utilities 3.1%
Duke Energy Corp. 110,380 11,596,523
Edison International 105,814 6,644,061
Exelon Corp. 179,611 10,408,457
FirstEnergy Corp. 257,457 10,802,896
39,451,937
Energy Equipment & Services 0.3%
Schlumberger NV 80,469 3,143,924
Entertainment 1.2%
Electronic Arts, Inc. 41,646 5,524,759
Netflix, Inc.* 4,642 1,982,784
ROBLOX Corp., Class A* 19,749 1,300,669
Roku, Inc.* 40,845 6,700,622
15,508,834
Equity Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp. 22,551 5,671,577
AvalonBay Communities, Inc. 38,793 9,474,414
Host Hotels & Resorts, Inc.* 290,216 5,032,345
Prologis, Inc. 63,366 9,937,056
Welltower , Inc. 89,100 7,718,733
37,834,125
Food & Staples Retailing 1.9%
Sysco Corp. 303,856 23,746,346
Food Products 1.5%
Hershey Co. (The) 26,827 5,286,797
Mondelez International, Inc.,
Class A 201,563 13,510,768
18,797,565
Health Care Equipment & Supplies 2.7%
Align Technology, Inc.* 6,044 2,991,539
Baxter International, Inc. 49,664 4,243,292
Boston Scientific Corp.* 171,800 7,370,220
Edwards Lifesciences Corp.* 56,006 6,115,855
Insulet Corp.* 11,547 2,863,656
Stryker Corp. 27,802 6,896,286
Teleflex, Inc. 14,696 4,558,552
35,039,400
Health Care Providers & Services 2.9%
Anthem, Inc. 14,897 6,569,428
Centene Corp.* 69,739 5,422,905
HCA Healthcare, Inc. 12,112 2,907,486
Humana, Inc. 23,326 9,155,455
Laboratory Corp. of America
Holdings* 10,771 2,922,818
McKesson Corp. 11,924 3,061,129
UnitedHealth Group, Inc. 15,825 7,478,420
37,517,641
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A* 61,280 9,435,282
Chipotle Mexican Grill, Inc.* 2,919 4,336,408
Starbucks Corp. 129,784 12,760,363
26,532,053

Nationwide Fund - January 31, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Household Durables 0.5%
DR Horton, Inc. 66,701 5,951,063
Industrial Conglomerates 0.5%
General Electric Co. 17,159 1,621,182
Honeywell International, Inc. 22,493 4,599,369
6,220,551
Insurance 2.6%
American International Group,
Inc. 149,282 8,621,035
Chubb Ltd. 44,597 8,798,096
Hartford Financial Services
Group, Inc. (The) 71,633 5,148,264
Marsh & McLennan Cos., Inc. 45,091 6,927,781
MetLife, Inc. 49,577 3,324,634
32,819,810
Interactive Media & Services 8.1%
Alphabet, Inc., Class A* 25,328 68,539,341
Match Group, Inc.* 72,266 8,144,378
Meta Platforms, Inc., Class A* 79,186 24,805,807
Snap, Inc., Class A* 46,300 1,506,602
102,996,128
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.* 18,978 56,772,117
Etsy, Inc.* 69,647 10,940,151
67,712,268
IT Services 3.7%
Cognizant Technology
Solutions Corp., Class A 35,377 3,021,903
FleetCor Technologies, Inc.* 31,967 7,616,457
Global Payments, Inc. 96,884 14,520,974
GoDaddy , Inc., Class A* 18,562 1,405,329
Nuvei Corp. Reg. S*(a) 62,278 3,798,958
PayPal Holdings, Inc.* 28,630 4,922,642
Shopify, Inc., Class A* 2,035 1,962,228
Snowflake, Inc., Class A* 2,764 762,588
Visa, Inc., Class A 43,038 9,733,905
47,744,984
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc. 35,270 4,913,816
Danaher Corp. 33,229 9,496,516
Illumina, Inc.* 12,094 4,218,629
Waters Corp.* 7,998 2,560,320
21,189,281
Machinery 3.0%
Caterpillar, Inc. 7,782 1,568,540
Fortive Corp. 97,197 6,856,276
Ingersoll Rand, Inc. 123,608 6,948,006
PACCAR, Inc. 43,073 4,005,358
Parker-Hannifin Corp. 25,493 7,903,085
Westinghouse Air Brake
Technologies Corp. 125,254 11,135,081
38,416,346
Media 2.8%
Charter Communications, Inc.,
Class A* 23,124 13,720,394
DISH Network Corp., Class A* 132,345 4,155,633
Common Stocks
Shares Value ($)
Media
Omnicom Group, Inc. 236,926 17,854,744
35,730,771
Oil, Gas & Consumable Fuels 3.7%
ConocoPhillips 117,174 10,383,960
Marathon Petroleum Corp. 61,392 4,404,876
Pioneer Natural Resources
Co. 16,532 3,618,690
Shell plc, ADR-NL*(b) 569,266 29,260,272
47,667,798
Pharmaceuticals 5.4%
AstraZeneca plc, ADR-UK 161,594 9,406,387
Bristol-Myers Squibb Co. 180,273 11,697,915
Eli Lilly & Co. 70,743 17,359,625
Pfizer, Inc. 354,969 18,703,316
Zoetis, Inc. 59,103 11,808,188
68,975,431
Professional Services 1.1%
Equifax, Inc. 12,777 3,063,414
IHS Markit Ltd. 95,100 11,106,729
14,170,143
Road & Rail 1.0%
JB Hunt Transport Services,
Inc. 28,435 5,474,875
Uber Technologies, Inc.* 195,448 7,309,755
12,784,630
Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc.* 113,204 12,933,557
KLA Corp. 18,111 7,050,069
Marvell Technology, Inc. 105,433 7,527,916
Micron Technology, Inc. 117,061 9,630,609
NVIDIA Corp. 21,192 5,189,073
Teradyne, Inc. 42,242 4,960,478
Texas Instruments, Inc. 84,374 15,144,289
62,435,991
Software 8.7%
Adobe, Inc.* 12,969 6,929,337
Avalara, Inc.* 1,116 122,336
Ceridian HCM Holding, Inc.* 29,503 2,236,918
Confluent, Inc., Class A*(b) 5,139 336,039
Gitlab , Inc., Class A*(b) 3,736 239,141
HashiCorp , Inc., Class A*(b) 7,800 517,842
Microsoft Corp. 247,086 76,838,804
Palo Alto Networks, Inc.* 2,772 1,434,233
Qualtrics International, Inc.,
Class A* 40,233 1,177,620
salesforce.com, Inc.* 48,972 11,392,356
ServiceNow , Inc.* 7,556 4,426,154
UiPath , Inc., Class A* 36,387 1,329,217
Workday, Inc., Class A* 16,840 4,260,688
111,240,685
Specialty Retail 1.9%
Ross Stores, Inc. 33,149 3,240,315
TJX Cos., Inc. (The) 196,433 14,137,283
Ulta Beauty, Inc.* 20,285 7,378,466
24,756,064

16 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. 306,024 53,486,875
Tobacco 1.0%
Philip Morris International, Inc. 121,289 12,474,574
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.* 82,914 8,968,807
Total Common Stocks
(cost $851,180,816) 1,269,257,658
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 11,356,066 11,356,066
Total Short-Term Investment
(cost $11,356,066) 11,356,066
Total Investments
(cost $862,536,882) — 100.3% 1,280,613,724
Liabilities in excess of other assets — (0.3)% (4,340,775)
NET ASSETS — 100.0%
$ 1,276,272,949
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $3,798,958 which represents 0.30% of net assets.
(b) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $11,208,619, which was collateralized
by cash used to purchase a money market fund with a value
of $11,356,066.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $11,356,066.
ADR American Depositary Receipt
NL Netherlands
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
UK United Kingdom

Nationwide Fund - January 31, 2022 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

18 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,269,257,658 $ – $ – $ 1,269,257,658
Short-Term Investment 11,356,066 – – 11,356,066
Total $ 1,280,613,724 $ – $ – $ 1,280,613,724
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks 85.8%
Shares Value ($)
Aerospace & Defense 1.2%
Boeing Co. (The)* 17,826 3,569,478
General Dynamics Corp. 7,478 1,586,084
Howmet Aerospace, Inc. 12,500 388,625
Huntington Ingalls Industries,
Inc. 1,334 249,725
L3Harris Technologies, Inc. 6,332 1,325,224
Lockheed Martin Corp. 7,920 3,081,909
Northrop Grumman Corp. 4,809 1,778,849
Raytheon Technologies Corp. 48,298 4,355,997
Textron, Inc. 7,099 483,158
TransDigm Group, Inc.* 1,705 1,050,604
17,869,653
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 4,116 430,740
Expeditors International of
Washington, Inc. 5,394 617,505
FedEx Corp. 7,886 1,938,852
United Parcel Service, Inc.,
Class B 23,529 4,757,799
7,744,896
Airlines 0.2%
Alaska Air Group, Inc.* 4,033 220,766
American Airlines Group,
Inc.*(a) 20,980 345,540
Delta Air Lines, Inc.* 20,829 826,703
Southwest Airlines Co.* 18,801 841,533
United Airlines Holdings, Inc.* 10,503 450,369
2,684,911
Auto Components 0.1%
Aptiv plc* 8,729 1,192,207
BorgWarner, Inc. 7,753 339,969
1,532,176
Automobiles 2.1%
Ford Motor Co. 126,666 2,571,320
General Motors Co.* 46,849 2,470,348
Tesla, Inc.* 26,249 24,587,963
29,629,631
Banks 3.6%
Bank of America Corp. 232,396 10,722,751
Citigroup, Inc. 64,029 4,169,569
Citizens Financial Group, Inc. 13,563 698,088
Comerica, Inc. 4,162 386,150
Fifth Third Bancorp 22,488 1,003,639
First Republic Bank 5,743 996,927
Huntington Bancshares, Inc. 46,624 702,157
JPMorgan Chase & Co. 95,361 14,170,645
KeyCorp 30,044 752,903
M&T Bank Corp. 4,080 691,070
People's United Financial, Inc. 13,780 267,056
PNC Financial Services
Group, Inc. (The) 13,638 2,809,292
Regions Financial Corp. 30,426 697,972
Signature Bank 1,989 605,909
SVB Financial Group* 1,911 1,115,833
Truist Financial Corp. 43,075 2,705,972
US Bancorp 43,541 2,533,651
Wells Fargo & Co. 128,661 6,921,962
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 4,972 337,201
52,288,747
Beverages 1.3%
Brown-Forman Corp., Class B 6,019 405,861
Coca-Cola Co. (The) 125,442 7,653,216
Constellation Brands, Inc.,
Class A 5,301 1,260,313
Molson Coors Beverage Co.,
Class B 6,157 293,443
Monster Beverage Corp.* 12,160 1,054,515
PepsiCo, Inc. 44,616 7,741,768
18,409,116
Biotechnology 1.5%
AbbVie, Inc. 57,046 7,809,027
Amgen, Inc. 18,176 4,128,497
Biogen, Inc.* 4,740 1,071,240
Gilead Sciences, Inc. 40,477 2,779,960
Incyte Corp.* 6,162 458,021
Moderna , Inc.* 11,359 1,923,420
Regeneron Pharmaceuticals,
Inc.* 3,407 2,073,466
Vertex Pharmaceuticals, Inc.* 8,204 1,993,982
22,237,613
Building Products 0.4%
A O Smith Corp. 4,406 336,707
Allegion plc 2,955 362,667
Carrier Global Corp. 27,796 1,325,313
Fortune Brands Home &
Security, Inc. 4,302 405,119
Johnson Controls International
plc 22,869 1,661,890
Masco Corp. 8,011 507,337
Trane Technologies plc 7,743 1,340,313
5,939,346
Capital Markets 2.6%
Ameriprise Financial, Inc. 3,610 1,098,559
Bank of New York Mellon
Corp. (The) 24,516 1,452,818
BlackRock, Inc. 4,608 3,792,108
Cboe Global Markets, Inc. 3,505 415,448
Charles Schwab Corp. (The) 48,512 4,254,502
CME Group, Inc. 11,597 2,661,512
FactSet Research Systems,
Inc. 1,235 521,034
Franklin Resources, Inc. 9,247 295,627
Goldman Sachs Group, Inc.
(The) 10,938 3,879,490
Intercontinental Exchange, Inc. 18,180 2,302,679
Invesco Ltd. 11,458 259,638
MarketAxess Holdings, Inc. 1,192 410,620
Moody's Corp. 5,219 1,790,117
Morgan Stanley 46,322 4,749,858
MSCI, Inc. 2,645 1,418,037
Nasdaq, Inc. 3,802 681,356
Northern Trust Corp. 6,777 790,469
Raymond James Financial,
Inc. 6,054 640,937
S&P Global, Inc. 7,777 3,229,166

20 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 11,372 1,074,654
T. Rowe Price Group, Inc. 7,252 1,119,926
36,838,555
Chemicals 1.5%
Air Products & Chemicals, Inc. 7,133 2,012,362
Albemarle Corp. 3,751 827,996
Celanese Corp. 3,447 536,732
CF Industries Holdings, Inc. 6,968 479,886
Corteva , Inc. 23,905 1,149,352
Dow, Inc. 23,838 1,423,844
DuPont de Nemours, Inc. 16,711 1,280,063
Eastman Chemical Co. 4,284 509,496
Ecolab, Inc. 8,116 1,537,576
FMC Corp. 4,005 442,032
International Flavors &
Fragrances, Inc. 8,184 1,079,633
Linde plc 16,539 5,270,649
LyondellBasell Industries NV,
Class A 8,439 816,305
Mosaic Co. (The) 11,215 448,039
PPG Industries, Inc. 7,641 1,193,524
Sherwin-Williams Co. (The) 7,784 2,230,194
21,237,683
Commercial Services & Supplies 0.3%
Cintas Corp. 2,851 1,116,252
Copart , Inc.* 6,854 885,880
Republic Services, Inc. 6,753 862,088
Rollins, Inc. 7,644 235,817
Waste Management, Inc. 12,418 1,868,164
4,968,201
Communications Equipment 0.7%
Arista Networks, Inc.* 7,388 918,402
Cisco Systems, Inc. 136,096 7,576,464
F5, Inc.* 1,954 405,690
Juniper Networks, Inc. 10,725 373,445
Motorola Solutions, Inc. 5,450 1,264,073
10,538,074
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,535 465,835
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,028 789,135
Vulcan Materials Co. 4,315 821,188
1,610,323
Consumer Finance 0.5%
American Express Co. 20,245 3,640,456
Capital One Financial Corp. 13,734 2,015,190
Discover Financial Services 9,457 1,094,647
Synchrony Financial 17,659 752,097
7,502,390
Containers & Packaging 0.3%
Amcor plc 50,413 605,460
Avery Dennison Corp. 2,691 552,785
Ball Corp. 10,452 1,014,889
International Paper Co. 12,274 592,221
Packaging Corp. of America 3,128 471,171
Sealed Air Corp. 4,558 309,579
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 8,653 399,423
3,945,528
Distributors 0.1%
Genuine Parts Co. 4,651 619,653
LKQ Corp. 8,762 480,946
Pool Corp. 1,280 609,600
1,710,199
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 59,095 18,497,917
Diversified Telecommunication Services 0.9%
AT&T, Inc. 230,428 5,875,914
Lumen Technologies, Inc. 29,735 367,525
Verizon Communications, Inc. 133,596 7,111,315
13,354,754
Electric Utilities 1.4%
Alliant Energy Corp. 8,253 494,024
American Electric Power Co.,
Inc. 16,445 1,486,628
Duke Energy Corp. 24,821 2,607,694
Edison International 12,344 775,080
Entergy Corp. 6,532 730,082
Evergy , Inc. 7,179 466,348
Eversource Energy 10,990 983,495
Exelon Corp. 31,405 1,819,920
FirstEnergy Corp. 17,683 741,979
NextEra Energy, Inc. 63,315 4,946,168
NRG Energy, Inc. 8,125 324,431
Pinnacle West Capital Corp. 3,636 253,102
PPL Corp. 24,143 716,564
Southern Co. (The) 34,153 2,373,292
Xcel Energy, Inc. 17,306 1,205,536
19,924,343
Electrical Equipment 0.5%
AMETEK, Inc. 7,586 1,037,537
Eaton Corp. plc 12,847 2,035,350
Emerson Electric Co. 19,213 1,766,635
Generac Holdings, Inc.* 2,015 568,996
Rockwell Automation, Inc. 3,740 1,081,683
6,490,201
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 19,194 1,527,651
CDW Corp. 4,344 821,233
Corning, Inc. 25,017 1,051,715
IPG Photonics Corp.* 1,086 167,754
Keysight Technologies, Inc.* 5,997 1,012,414
TE Connectivity Ltd. 10,530 1,505,895
Teledyne Technologies, Inc.* 1,537 647,738
Trimble, Inc.* 8,008 577,857
Zebra Technologies Corp.,
Class A* 1,712 871,613
8,183,870
Energy Equipment & Services 0.2%
Baker Hughes Co. 27,280 748,563
Halliburton Co. 29,430 904,679

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 45,117 1,762,721
3,415,963
Entertainment 1.3%
Activision Blizzard, Inc. 25,366 2,004,168
Electronic Arts, Inc. 9,077 1,204,155
Live Nation Entertainment,
Inc.* 4,413 483,267
Netflix, Inc.* 14,293 6,105,112
Take-Two Interactive Software,
Inc.* 3,721 607,788
Walt Disney Co. (The)* 58,636 8,383,189
18,787,679
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 4,503 877,365
American Tower Corp. 14,695 3,695,793
AvalonBay Communities, Inc. 4,480 1,094,150
Boston Properties, Inc. 4,687 525,319
Crown Castle International
Corp. 13,946 2,545,284
Digital Realty Trust, Inc. 9,112 1,359,784
Duke Realty Corp. 12,396 716,241
Equinix , Inc. 2,896 2,099,310
Equity Residential 11,092 984,193
Essex Property Trust, Inc. 2,114 702,905
Extra Space Storage, Inc. 4,351 862,325
Federal Realty Investment
Trust 2,257 287,745
Healthpeak Properties, Inc. 17,814 630,081
Host Hotels & Resorts, Inc.* 23,201 402,305
Iron Mountain, Inc. 9,490 435,781
Kimco Realty Corp. 20,119 488,087
Mid-America Apartment
Communities, Inc. 3,715 767,816
Prologis, Inc. 23,857 3,741,255
Public Storage 4,898 1,756,080
Realty Income Corp. 17,137 1,189,479
Regency Centers Corp. 5,093 365,423
SBA Communications Corp. 3,510 1,142,294
Simon Property Group, Inc. 10,604 1,560,909
UDR, Inc. 9,280 527,475
Ventas, Inc. 12,604 668,264
Vornado Realty Trust 4,796 196,684
Welltower , Inc. 13,725 1,188,997
Weyerhaeuser Co. 24,400 986,492
31,797,836
Food & Staples Retailing 1.2%
Costco Wholesale Corp. 14,257 7,201,638
Kroger Co. (The) 22,128 964,559
Sysco Corp. 16,484 1,288,225
Walgreens Boots Alliance, Inc. 23,064 1,147,665
Walmart, Inc. 45,890 6,415,881
17,017,968
Food Products 0.8%
Archer-Daniels-Midland Co. 17,964 1,347,300
Campbell Soup Co. 6,550 288,986
Conagra Brands, Inc. 15,063 523,590
General Mills, Inc. 19,753 1,356,636
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 4,665 919,332
Hormel Foods Corp. 9,293 441,139
J M Smucker Co. (The) 3,414 479,940
Kellogg Co. 8,312 523,656
Kraft Heinz Co. (The) 22,210 795,118
Lamb Weston Holdings, Inc. 4,807 308,658
McCormick & Co., Inc.
(Non-Voting) 8,098 812,310
Mondelez International, Inc.,
Class A 45,013 3,017,221
Tyson Foods, Inc., Class A 9,588 871,453
11,685,339
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,149 444,856
Health Care Equipment & Supplies 2.4%
Abbott Laboratories 57,060 7,272,868
ABIOMED, Inc.* 1,492 441,438
Align Technology, Inc.* 2,356 1,166,126
Baxter International, Inc. 16,291 1,391,903
Becton Dickinson and Co. 9,266 2,354,861
Boston Scientific Corp.* 45,837 1,966,407
Cooper Cos., Inc. (The) 1,567 624,136
Dentsply Sirona, Inc. 7,183 383,716
DexCom , Inc.* 3,154 1,357,734
Edwards Lifesciences Corp.* 20,135 2,198,742
Hologic , Inc.* 8,232 578,216
IDEXX Laboratories, Inc.* 2,733 1,386,451
Intuitive Surgical, Inc.* 11,519 3,273,469
Medtronic plc 43,427 4,494,260
ResMed , Inc. 4,685 1,070,991
STERIS plc 3,198 717,631
Stryker Corp. 10,834 2,687,374
Teleflex, Inc. 1,519 471,179
Zimmer Biomet Holdings, Inc. 6,647 817,714
34,655,216
Health Care Providers & Services 2.4%
AmerisourceBergen Corp. 4,883 665,065
Anthem, Inc. 7,832 3,453,834
Cardinal Health, Inc. 8,975 462,841
Centene Corp.* 18,829 1,464,143
Cigna Corp. 10,695 2,464,770
CVS Health Corp. 42,596 4,536,900
DaVita, Inc.* 2,051 222,267
HCA Healthcare, Inc. 7,728 1,855,106
Henry Schein, Inc.* 4,609 347,058
Humana, Inc. 4,133 1,622,202
Laboratory Corp. of America
Holdings* 3,061 830,633
McKesson Corp. 4,927 1,264,859
Quest Diagnostics, Inc. 3,911 528,063
UnitedHealth Group, Inc. 30,392 14,362,347
Universal Health Services,
Inc., Class B 2,359 306,812
34,386,900
Health Care Technology 0.1%
Cerner Corp. 9,494 865,853
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.* 1,325 3,254,372

22 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.* 7,067 538,082
Carnival Corp.*(a) 25,948 514,030
Chipotle Mexican Grill, Inc.* 916 1,360,791
Darden Restaurants, Inc. 4,236 592,489
Domino's Pizza, Inc. 1,174 533,759
Expedia Group, Inc.* 4,732 867,328
Hilton Worldwide Holdings,
Inc.* 8,989 1,304,394
Las Vegas Sands Corp.* 11,049 483,946
Marriott International, Inc.,
Class A* 8,916 1,436,546
McDonald's Corp. 24,112 6,255,859
MGM Resorts International 12,424 530,753
Norwegian Cruise Line
Holdings Ltd.*(a) 12,287 255,938
Penn National Gaming, Inc.* 5,030 229,418
Royal Caribbean Cruises Ltd.* 7,095 552,062
Starbucks Corp. 38,077 3,743,731
Wynn Resorts Ltd.* 3,397 290,274
Yum! Brands, Inc. 9,441 1,181,730
23,925,502
Household Durables 0.3%
DR Horton, Inc. 10,607 946,357
Garmin Ltd. 4,964 617,621
Lennar Corp., Class A 8,772 843,077
Mohawk Industries, Inc.* 1,807 285,271
Newell Brands, Inc. 12,208 283,348
NVR, Inc.* 106 564,685
PulteGroup, Inc. 8,139 428,844
Whirlpool Corp. 1,950 409,870
4,379,073
Household Products 1.2%
Church & Dwight Co., Inc. 7,980 819,147
Clorox Co. (The) 3,991 669,929
Colgate-Palmolive Co. 27,197 2,242,393
Kimberly-Clark Corp. 10,791 1,485,381
Procter & Gamble Co. (The) 78,088 12,529,220
17,746,070
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 21,992 487,783
Industrial Conglomerates 0.9%
3M Co. 18,595 3,087,142
General Electric Co. 35,435 3,347,899
Honeywell International, Inc. 22,214 4,542,319
Roper Technologies, Inc. 3,404 1,488,092
12,465,452
Insurance 1.7%
Aflac, Inc. 19,639 1,233,722
Allstate Corp. (The) 9,251 1,116,318
American International Group,
Inc. 26,792 1,547,238
Aon plc, Class A 7,110 1,965,488
Arthur J Gallagher & Co. 6,646 1,049,669
Assurant, Inc. 1,899 289,616
Brown & Brown, Inc. 7,493 496,636
Chubb Ltd. 13,899 2,741,995
Cincinnati Financial Corp. 4,720 556,158
Common Stocks
Shares Value ($)
Insurance
Everest Re Group Ltd. 1,227 347,732
Globe Life, Inc. 3,102 317,335
Hartford Financial Services
Group, Inc. (The) 10,916 784,533
Lincoln National Corp. 5,481 383,560
Loews Corp. 6,327 377,469
Marsh & McLennan Cos., Inc. 16,292 2,503,103
MetLife, Inc. 23,071 1,547,141
Principal Financial Group, Inc. 7,915 578,270
Progressive Corp. (The) 18,827 2,045,742
Prudential Financial, Inc. 12,197 1,360,819
Travelers Cos., Inc. (The) 7,938 1,319,137
W R Berkley Corp. 4,601 388,785
Willis Towers Watson plc 4,021 940,753
23,891,219
Interactive Media & Services 5.3%
Alphabet, Inc., Class A* 9,707 26,267,822
Alphabet, Inc., Class C* 9,023 24,488,151
Match Group, Inc.* 8,875 1,000,212
Meta Platforms, Inc., Class A* 76,356 23,919,281
Twitter, Inc.* 26,016 975,860
76,651,326
Internet & Direct Marketing Retail 3.1%
Amazon.com, Inc.* 14,074 42,101,949
eBay, Inc. 20,200 1,213,414
Etsy, Inc.* 4,054 636,802
43,952,165
IT Services 3.9%
Accenture plc, Class A 20,382 7,206,668
Akamai Technologies, Inc.* 5,286 605,511
Automatic Data Processing,
Inc. 13,597 2,803,294
Broadridge Financial
Solutions, Inc. 3,774 600,896
Cognizant Technology
Solutions Corp., Class A 17,126 1,462,903
DXC Technology Co.* 8,276 248,942
EPAM Systems, Inc.* 1,822 867,527
Fidelity National Information
Services, Inc. 19,649 2,356,308
Fiserv, Inc.* 19,174 2,026,692
FleetCor Technologies, Inc.* 2,620 624,241
Gartner, Inc.* 2,641 776,164
Global Payments, Inc. 9,363 1,403,326
International Business
Machines Corp. 28,938 3,865,249
Jack Henry & Associates, Inc. 2,441 409,624
Mastercard , Inc., Class A 27,992 10,815,549
Paychex, Inc. 10,351 1,218,934
PayPal Holdings, Inc.* 37,913 6,518,761
VeriSign, Inc.* 3,118 677,167
Visa, Inc., Class A 54,114 12,238,963
56,726,719
Leisure Products 0.0%
†
Hasbro, Inc. 4,209 389,248
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc. 9,728 1,355,305

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 697 418,012
Bio- Techne Corp. 1,281 482,181
Charles River Laboratories
International, Inc.* 1,646 542,785
Danaher Corp. 20,522 5,864,982
Illumina, Inc.* 5,044 1,759,448
IQVIA Holdings, Inc.* 6,165 1,509,809
Mettler -Toledo International,
Inc.* 736 1,083,892
PerkinElmer, Inc. 4,140 712,784
Thermo Fisher Scientific, Inc. 12,715 7,391,230
Waters Corp.* 1,951 624,554
West Pharmaceutical
Services, Inc. 2,424 953,165
22,698,147
Machinery 1.3%
Caterpillar, Inc. 17,455 3,518,230
Cummins, Inc. 4,678 1,033,276
Deere & Co. 9,105 3,427,122
Dover Corp. 4,681 795,349
Fortive Corp. 11,484 810,081
IDEX Corp. 2,466 531,275
Illinois Tool Works, Inc. 9,217 2,156,041
Ingersoll Rand, Inc. 12,932 726,908
Otis Worldwide Corp. 13,707 1,170,989
PACCAR, Inc. 11,396 1,059,714
Parker-Hannifin Corp. 4,162 1,290,261
Pentair plc 5,464 348,057
Snap-on, Inc. 1,779 370,477
Stanley Black & Decker, Inc. 5,305 926,518
Westinghouse Air Brake
Technologies Corp. 5,951 529,044
Xylem, Inc. 5,746 603,445
19,296,787
Media 0.9%
Charter Communications, Inc.,
Class A* 3,992 2,368,613
Comcast Corp., Class A 147,127 7,354,879
Discovery, Inc., Class A*(a) 5,558 155,124
Discovery, Inc., Class C*(a) 10,005 273,637
DISH Network Corp., Class A* 8,148 255,847
Fox Corp., Class A 10,037 407,603
Fox Corp., Class B 4,946 183,892
Interpublic Group of Cos., Inc.
(The) 12,825 455,801
News Corp., Class A 12,678 281,959
News Corp., Class B 4,198 93,363
Omnicom Group, Inc. 6,742 508,077
ViacomCBS , Inc. 19,861 664,350
13,003,145
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 47,385 1,763,669
Newmont Corp. 26,046 1,593,234
Nucor Corp. 9,222 935,111
4,292,014
Multiline Retail 0.4%
Dollar General Corp. 7,529 1,569,646
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 7,258 952,395
Target Corp. 15,748 3,471,331
5,993,372
Multi-Utilities 0.7%
Ameren Corp. 8,359 741,778
CenterPoint Energy, Inc. 18,826 533,905
CMS Energy Corp. 9,560 615,473
Consolidated Edison, Inc. 11,367 982,677
Dominion Energy, Inc. 26,134 2,107,969
DTE Energy Co. 6,194 745,943
NiSource, Inc. 12,280 358,330
Public Service Enterprise
Group, Inc. 16,592 1,103,866
Sempra Energy 10,286 1,421,114
WEC Energy Group, Inc. 10,358 1,005,140
9,616,195
Oil, Gas & Consumable Fuels 2.6%
APA Corp. 12,188 404,763
Chevron Corp. 62,203 8,169,120
ConocoPhillips 42,560 3,771,667
Coterra Energy, Inc. 24,064 527,002
Devon Energy Corp. 20,167 1,019,845
Diamondback Energy, Inc. 5,427 684,670
EOG Resources, Inc. 19,037 2,122,245
Exxon Mobil Corp. 136,610 10,376,896
Hess Corp. 8,962 827,103
Kinder Morgan, Inc. 64,000 1,111,040
Marathon Oil Corp. 24,570 478,378
Marathon Petroleum Corp. 19,864 1,425,242
Occidental Petroleum Corp. 28,389 1,069,414
ONEOK, Inc. 14,503 880,042
Phillips 66 14,385 1,219,704
Pioneer Natural Resources
Co. 7,394 1,618,473
Valero Energy Corp. 13,054 1,083,090
Williams Cos., Inc. (The) 38,895 1,164,516
37,953,210
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,477 2,331,254
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. 71,624 4,647,681
Catalent , Inc.* 5,638 585,957
Eli Lilly & Co. 25,620 6,286,892
Johnson & Johnson 84,949 14,635,863
Merck & Co., Inc. 81,508 6,641,272
Organon & Co. 8,550 272,831
Pfizer, Inc. 181,118 9,543,107
Viatris , Inc. 38,008 568,980
Zoetis, Inc. 15,267 3,050,194
46,232,777
Professional Services 0.4%
Equifax, Inc. 3,908 936,982
IHS Markit Ltd. 12,994 1,517,569
Jacobs Engineering Group,
Inc. 4,111 535,170
Leidos Holdings, Inc. 4,374 391,255
Nielsen Holdings plc 11,535 217,550

24 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,697 418,722
Verisk Analytics, Inc. 5,254 1,030,467
5,047,715
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 10,782 1,092,648
Road & Rail 0.8%
CSX Corp. 71,570 2,449,125
JB Hunt Transport Services,
Inc. 2,748 529,100
Norfolk Southern Corp. 7,852 2,135,665
Old Dominion Freight Line, Inc. 2,978 899,148
Union Pacific Corp. 20,745 5,073,190
11,086,228
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.* 38,967 4,451,980
Analog Devices, Inc. 17,341 2,843,404
Applied Materials, Inc. 29,136 4,026,012
Broadcom, Inc. 13,282 7,781,658
Enphase Energy, Inc.* 4,312 605,707
Intel Corp. 131,235 6,406,893
KLA Corp. 4,893 1,904,698
Lam Research Corp. 4,543 2,680,007
Microchip Technology, Inc. 17,860 1,383,793
Micron Technology, Inc. 36,096 2,969,618
Monolithic Power Systems,
Inc. 1,407 566,922
NVIDIA Corp. 80,671 19,753,101
NXP Semiconductors NV 8,645 1,776,029
Qorvo , Inc.* 3,518 482,951
QUALCOMM, Inc. 36,140 6,351,966
Skyworks Solutions, Inc. 5,422 794,431
SolarEdge Technologies, Inc.* 1,723 410,453
Teradyne, Inc. 5,199 610,519
Texas Instruments, Inc. 29,801 5,348,981
Xilinx, Inc. 7,963 1,541,239
72,690,362
Software 7.9%
Adobe, Inc.* 15,353 8,203,108
ANSYS, Inc.* 2,840 965,628
Autodesk, Inc.* 7,084 1,769,512
Cadence Design Systems,
Inc.* 8,882 1,351,307
Ceridian HCM Holding, Inc.* 4,324 327,846
Citrix Systems, Inc. 4,120 419,993
Fortinet, Inc.* 4,379 1,301,614
Intuit, Inc. 9,137 5,073,137
Microsoft Corp. 242,270 75,341,125
NortonLifeLock , Inc. 19,129 497,545
Oracle Corp. 52,045 4,223,972
Paycom Software, Inc.* 1,531 513,344
PTC, Inc.* 3,422 397,842
salesforce.com, Inc.* 31,591 7,349,014
ServiceNow , Inc.* 6,421 3,761,293
Synopsys, Inc.* 4,921 1,527,971
Tyler Technologies, Inc.* 1,347 638,209
113,662,460
Specialty Retail 2.0%
Advance Auto Parts, Inc. 2,033 470,660
Common Stocks
Shares Value ($)
Specialty Retail
AutoZone, Inc.* 677 1,344,759
Bath & Body Works, Inc. 8,348 468,072
Best Buy Co., Inc. 7,126 707,469
CarMax, Inc.* 5,296 588,756
Gap, Inc. (The) 7,109 128,460
Home Depot, Inc. (The) 34,055 12,497,504
Lowe's Cos., Inc. 22,344 5,303,348
O'Reilly Automotive, Inc.* 2,174 1,416,905
Ross Stores, Inc. 11,467 1,120,899
TJX Cos., Inc. (The) 38,804 2,792,724
Tractor Supply Co. 3,660 799,015
Ulta Beauty, Inc.* 1,791 651,458
28,290,029
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc. 502,936 87,903,154
Hewlett Packard Enterprise
Co. 42,729 697,764
HP, Inc. 37,190 1,365,989
NetApp, Inc. 7,280 629,793
Seagate Technology Holdings
plc 6,514 697,975
Western Digital Corp.* 10,146 524,954
91,819,629
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B 41,233 6,105,370
PVH Corp. 2,297 218,238
Ralph Lauren Corp. 1,666 184,659
Tapestry, Inc. 9,070 344,207
Under Armour , Inc., Class A* 5,364 101,004
Under Armour , Inc., Class C* 6,836 109,308
VF Corp. 10,551 688,031
7,750,817
Tobacco 0.6%
Altria Group, Inc. 59,276 3,015,963
Philip Morris International, Inc. 50,236 5,166,772
8,182,735
Trading Companies & Distributors 0.2%
Fastenal Co. 18,454 1,045,973
United Rentals, Inc.* 2,355 753,883
WW Grainger, Inc. 1,396 691,173
2,491,029
Water Utilities 0.1%
American Water Works Co.,
Inc. 5,818 935,534
Wireless Telecommunication Services 0.1%
T-Mobile US, Inc.* 18,922 2,046,793
Total Common Stocks
(cost $712,901,730) 1,233,789,009

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2022 (Unaudited) - Statement of Investments - 25
Purchased Options 2.6%
Number of
Contracts Value ($)
Call Options 2.6%
Future Equity Index Options: 2.6%
S&P 500 E-Mini Index
4/14/2022 at USD 3,800.00,
European Style
Notional Amount: USD
73,151,910
Exchange Traded
*
324 11,886,750
S&P 500 E-Mini Index
3/18/2022 at USD 3,900.00,
American Style
Notional Amount: USD
73,151,910
Exchange Traded
*
324 10,193,850
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
75,861,240
Exchange Traded
*
336 12,675,600
S&P 500 E-Mini Index
3/18/2022 at USD 4,550.00,
American Style
Notional Amount: USD
143,594,490
Exchange Traded
*
636 3,275,400
Total Purchased Options
(cost $46,974,233) 38,031,600
Short-Term Investment 0.1%
Shares
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,070,730 1,070,730
(cost $1,070,730)
Total Short-Term Investment
(cost $1,070,730) 1,070,730
U.S. Treasury Obligation 6.8%
Principal
Amount ($)
U.S. Treasury Bills, 0.03%,
03/17/2022 98,155,000 98,151,191
Total U.S. Treasury Obligation
(cost $98,151,069) 98,151,191
Total Investments
(cost $859,097,762) — 95.3% 1,371,042,530
Other assets in excess of liabilities — 4.7% 67,299,023
NET ASSETS — 100.0%
$ 1,438,341,553
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan
as of January 31, 2022 was $1,088,722, which was
collateralized by cash used to purchase a money market
fund with a value of $1,070,730.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2022 was
$1,070,730.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

26 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 847 3/2022 USD 190,754,988 (5,461,176)
U.S. Treasury Long Bond 755 3/2022 USD 117,496,875 (2,090,485)
(7,551,661)
Currency:
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2022 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

28 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,233,789,009 $ – $ – $ 1,233,789,009
Purchased Option 38,031,600 – – 38,031,600
Short-Term Investment 1,070,730 – – 1,070,730
U.S. Treasury Obligation – 98,151,191 – 98,151,191
Total Assets $ 1,272,891,339 $ 98,151,191 $ – $ 1,371,042,530
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (7,551,661) $ – $ – $ (7,551,661)
Total Liabilities $ (7,551,661) $ – $ – $ (7,551,661)
Total $ 1,265,339,678 $ 98,151,191 $ – $ 1,363,490,869
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide BNY Mellon Dynamic U.S. Core Fund - January 31, 2022 (Unaudited) - Statement of Investments - 29
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 38,031,600
Total $ 38,031,600
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (5,461,176)
Interest rate risk Unrealized depreciation from futures contracts (2,090,485)
Total $ (7,551,661)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

30 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 3.8%
Axon Enterprise, Inc.* 71,932 10,065,445
HEICO Corp., Class A 46,339 5,083,388
15,148,833
Banks 2.8%
Signature Bank 35,956 10,953,276
Building Products 3.8%
Advanced Drainage Systems,
Inc. 107,640 12,173,008
Fortune Brands Home &
Security, Inc. 31,882 3,002,328
15,175,336
Capital Markets 3.8%
Intercontinental Exchange, Inc. 69,682 8,825,922
Raymond James Financial,
Inc. 57,004 6,035,014
14,860,936
Commercial Services & Supplies 3.4%
Copart , Inc.* 103,410 13,365,743
Distributors 4.0%
Pool Corp. 32,748 15,596,235
Electrical Equipment 2.0%
Generac Holdings, Inc.* 27,961 7,895,627
Electronic Equipment, Instruments & Components 8.4%
Amphenol Corp., Class A 145,246 11,560,129
Cognex Corp. 45,317 3,011,768
Keysight Technologies, Inc.* 80,322 13,559,960
Trimble, Inc.* 71,471 5,157,347
33,289,204
Food Products 0.6%
Freshpet , Inc.* 24,932 2,319,424
Health Care Equipment & Supplies 11.5%
ABIOMED, Inc.* 23,097 6,833,709
Align Technology, Inc.* 11,919 5,899,428
Cooper Cos., Inc. (The) 8,948 3,563,989
IDEXX Laboratories, Inc.* 21,253 10,781,647
Masimo Corp.* 20,660 4,542,514
STERIS plc 41,596 9,334,143
Teleflex, Inc. 14,859 4,609,113
45,564,543
Health Care Providers & Services 0.3%
HealthEquity , Inc.* 21,411 1,144,204
Household Products 1.6%
Church & Dwight Co., Inc. 61,652 6,328,578
Industrial Conglomerates 1.9%
Roper Technologies, Inc. 17,383 7,599,152
Internet & Direct Marketing Retail 0.7%
Etsy, Inc.* 17,181 2,698,791
IT Services 12.3%
Broadridge Financial
Solutions, Inc. 47,044 7,490,346
EPAM Systems, Inc.* 28,520 13,579,513
Fiserv, Inc.* 77,879 8,231,810
Gartner, Inc.* 32,771 9,631,069
Global Payments, Inc. 53,740 8,054,551
Common Stocks
Shares Value ($)
IT Services
Twilio , Inc., Class A* 6,602 1,360,804
48,348,093
Life Sciences Tools & Services 2.0%
Repligen Corp.* 39,785 7,890,957
Machinery 2.3%
IDEX Corp. 42,701 9,199,503
Pharmaceuticals 2.1%
Catalent , Inc.* 79,921 8,306,190
Professional Services 4.3%
CoStar Group, Inc.* 130,471 9,153,845
Verisk Analytics, Inc. 40,707 7,983,864
17,137,709
Road & Rail 0.6%
JB Hunt Transport Services,
Inc. 11,506 2,215,365
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc. 41,942 3,249,666
Software 15.6%
ANSYS, Inc.* 30,889 10,502,569
Blackline, Inc.* 78,472 7,209,223
HubSpot , Inc.* 21,133 10,329,810
Intuit, Inc. 31,357 17,410,347
SS&C Technologies Holdings,
Inc. 56,391 4,503,949
Tyler Technologies, Inc.* 24,895 11,795,251
61,751,149
Specialty Retail 7.2%
Burlington Stores, Inc.* 40,250 9,536,433
O'Reilly Automotive, Inc.* 19,995 13,031,741
Ulta Beauty, Inc.* 15,754 5,730,360
28,298,534
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica , Inc.* 15,598 5,205,989
Trading Companies & Distributors 1.5%
Watsco , Inc. 20,656 5,836,559
Total Investments
(cost $170,210,869) — 98.6% 389,379,596
Other assets in excess of liabilities — 1.4% 5,449,150
NET ASSETS — 100.0%
$ 394,828,746
* Denotes a non-income producing security.

Nationwide Geneva Mid Cap Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

32 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Geneva Mid Cap Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 389,379,596 $ – $ – $ 389,379,596
Total $ 389,379,596 $ – $ – $ 389,379,596
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Loomis All Cap Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks 98.3%
Shares Value ($)
Aerospace & Defense 4.3%
Boeing Co. (The)* 74,171 14,852,001
Air Freight & Logistics 1.7%
Expeditors International of
Washington, Inc. 50,761 5,811,119
Beverages 4.0%
Monster Beverage Corp.* 156,152 13,541,501
Biotechnology 7.1%
Alnylam Pharmaceuticals, Inc.* 50,879 7,000,950
BioMarin Pharmaceutical, Inc.* 40,258 3,568,067
CRISPR Therapeutics AG*(a) 52,148 3,324,435
Regeneron Pharmaceuticals,
Inc.* 17,295 10,525,564
24,419,016
Capital Markets 5.0%
FactSet Research Systems,
Inc. 13,905 5,866,380
MSCI, Inc. 11,663 6,252,768
SEI Investments Co. 86,219 5,053,296
17,172,444
Communications Equipment 1.5%
Cisco Systems, Inc. 89,206 4,966,098
Energy Equipment & Services 1.7%
Schlumberger NV 147,967 5,781,071
Entertainment 4.0%
Netflix, Inc.* 5,783 2,470,151
Walt Disney Co. (The)* 78,634 11,242,303
13,712,454
Health Care Equipment & Supplies 1.0%
Intuitive Surgical, Inc.* 11,733 3,334,284
Hotels, Restaurants & Leisure 4.5%
Starbucks Corp. 74,764 7,350,796
Yum China Holdings, Inc. 86,550 4,169,114
Yum! Brands, Inc. 30,002 3,755,350
15,275,260
Household Products 0.9%
Colgate-Palmolive Co. 38,362 3,162,947
Interactive Media & Services 11.7%
Alphabet, Inc., Class A* 3,929 10,632,149
Alphabet, Inc., Class C* 3,946 10,709,326
Meta Platforms, Inc., Class A* 59,606 18,672,175
40,013,650
Internet & Direct Marketing Retail 7.6%
Alibaba Group Holding Ltd.,
ADR-CN* 42,876 5,393,372
Amazon.com, Inc.* 6,883 20,590,288
25,983,660
IT Services 5.2%
Automatic Data Processing,
Inc. 12,567 2,590,938
Visa, Inc., Class A 66,912 15,133,487
17,724,425
Life Sciences Tools & Services 2.2%
Illumina, Inc.* 21,962 7,660,785
Common Stocks
Shares Value ($)
Machinery 2.3%
Deere & Co. 21,083 7,935,641
Pharmaceuticals 5.9%
Novartis AG, ADR-CH 96,127 8,354,398
Novo Nordisk A/S, ADR-DK 36,191 3,614,395
Roche Holding AG, ADR-CH 166,738 8,101,799
20,070,592
Semiconductors & Semiconductor Equipment 9.2%
NVIDIA Corp. 90,567 22,176,236
QUALCOMM, Inc. 53,557 9,413,178
31,589,414
Software 16.9%
Autodesk, Inc.* 55,016 13,742,447
Microsoft Corp. 37,164 11,557,261
Oracle Corp. 183,930 14,927,759
salesforce.com, Inc.* 37,948 8,827,843
Workday, Inc., Class A* 35,026 8,861,928
57,917,238
Textiles, Apparel & Luxury Goods 1.6%
Under Armour , Inc., Class A* 294,243 5,540,596
Total Common Stocks
(cost $194,151,003) 336,464,196
Short-Term Investment 0.6%
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 2,165,033 2,165,033
Total Short-Term Investment
(cost $2,165,033) 2,165,033
Total Investments
(cost $196,316,036) — 98.9% 338,629,229
Other assets in excess of liabilities — 1.1% 3,842,290
NET ASSETS — 100.0%
$ 342,471,519
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $2,292,705, which was collateralized
by cash used to purchase a money market fund with a value
of $2,165,033.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $2,165,033.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark

34 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Loomis All Cap Growth Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Loomis All Cap Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 336,464,196 $ – $ – $ 336,464,196
Short-Term Investment 2,165,033 – – 2,165,033
Total $ 338,629,229 $ – $ – $ 338,629,229
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Company Growth Fund
Common Stocks 98.8%
Shares Value ($)
Biotechnology 3.2%
Ironwood Pharmaceuticals,
Inc.* 191,728 2,137,767
Vericel Corp.* 120,652 4,292,798
6,430,565
Chemicals 0.3%
Balchem Corp. 4,068 597,752
Electronic Equipment, Instruments & Components 4.4%
Cognex Corp. 131,815 8,760,425
Energy Equipment & Services 0.6%
DMC Global, Inc.* 30,641 1,236,058
Health Care Equipment & Supplies 19.9%
ABIOMED, Inc.* 28,874 8,542,950
Cardiovascular Systems, Inc.* 160,186 2,814,468
CryoPort , Inc.* 45,759 1,911,353
Glaukos Corp.* 54,684 2,911,376
Inogen , Inc.* 128,684 3,825,775
Neogen Corp.* 239,367 8,729,715
OrthoPediatrics Corp.* 59,658 2,821,227
Quidel Corp.* 47,225 4,881,176
Tandem Diabetes Care, Inc.* 30,361 3,585,938
40,023,978
Health Care Technology 7.9%
NextGen Healthcare, Inc.* 30,992 598,456
Veeva Systems, Inc., Class A* 38,238 9,044,817
Vocera Communications, Inc.* 78,039 6,165,861
15,809,134
Life Sciences Tools & Services 7.1%
10X Genomics, Inc., Class A* 27,119 2,610,746
Bio- Techne Corp. 16,899 6,360,953
Repligen Corp.* 26,155 5,187,583
14,159,282
Machinery 3.3%
Helios Technologies, Inc. 67,777 5,193,751
Proto Labs, Inc.* 29,592 1,484,927
6,678,678
Software 52.1%
Alarm.com Holdings, Inc.* 121,796 9,082,328
Alteryx , Inc., Class A*(a) 24,216 1,382,007
American Software, Inc., Class
A 21,745 499,917
Anaplan, Inc.* 131,453 6,346,551
ANSYS, Inc.* 27,333 9,293,493
Appfolio , Inc., Class A* 78,337 9,029,123
Blackbaud , Inc.* 7,772 529,584
Datadog , Inc., Class A* 60,493 8,838,632
Duck Creek Technologies,
Inc.* 83,315 2,128,698
Guidewire Software, Inc.* 68,405 6,897,960
Manhattan Associates, Inc.* 69,603 9,317,754
nCino , Inc.*(a) 33,601 1,539,934
Olo , Inc., Class A*(a) 129,894 2,279,640
Paycom Software, Inc.* 25,068 8,405,300
PROS Holdings, Inc.* 137,891 3,820,960
Q2 Holdings, Inc.* 111,633 7,284,053
Smartsheet , Inc., Class A* 135,888 8,454,951
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 19,757 9,360,867
104,491,752
Total Common Stocks
(cost $118,015,268) 198,187,624
Short-Term Investment 0.9%
Money Market Fund 0.9%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,787,745 1,787,745
Total Short-Term Investment
(cost $1,787,745) 1,787,745
Total Investments
(cost $119,803,013) — 99.7% 199,975,369
Other assets in excess of liabilities — 0.3% 554,525
NET ASSETS — 100.0%
$ 200,529,894
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $1,876,685, which was collateralized
by cash used to purchase a money market fund with a value
of $1,787,745.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $1,787,745.

Nationwide Small Company Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

38 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Company Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 198,187,624 $ – $ – $ 198,187,624
Short-Term Investment 1,787,745 – – 1,787,745
Total $ 199,975,369 $ – $ – $ 199,975,369
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide WCM Focused Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks 96.4%
Shares Value ($)
Aerospace & Defense 1.2%
Vectrus , Inc.* 53,300 2,452,333
Auto Components 2.3%
Dorman Products, Inc.* 48,500 4,541,055
Building Products 2.1%
American Woodmark Corp.* 70,400 4,219,072
Capital Markets 9.1%
Focus Financial Partners, Inc.,
Class A* 206,594 10,404,074
Virtus Investment Partners,
Inc.(a) 28,300 7,405,544
17,809,618
Chemicals 5.8%
Chase Corp. 18,800 1,783,744
Element Solutions, Inc. 427,600 9,595,344
11,379,088
Commercial Services & Supplies 7.9%
Healthcare Services Group,
Inc. 174,300 3,170,517
SP Plus Corp.* 147,900 4,167,822
UniFirst Corp. 27,500 5,227,475
US Ecology, Inc.* 106,600 3,046,628
15,612,442
Construction & Engineering 4.6%
API Group Corp.* 105,900 2,361,570
EMCOR Group, Inc. 55,300 6,592,313
8,953,883
Electrical Equipment 2.5%
EnerSys 65,900 4,937,887
Electronic Equipment, Instruments & Components 5.3%
ePlus , Inc.* 227,528 10,459,462
Food & Staples Retailing 5.3%
Grocery Outlet Holding Corp.* 408,800 10,375,344
Food Products 0.2%
Lancaster Colony Corp. 2,166 343,896
Health Care Equipment & Supplies 2.8%
ICU Medical, Inc.* 25,800 5,504,688
Health Care Providers & Services 4.8%
Addus HomeCare Corp.* 119,200 9,515,736
Hotels, Restaurants & Leisure 4.1%
Wyndham Hotels & Resorts,
Inc. 94,800 7,958,460
Insurance 4.6%
Enstar Group Ltd.* 34,100 9,039,228
IT Services 3.9%
Verra Mobility Corp.* 479,300 7,592,112
Machinery 2.9%
Crane Co. 55,048 5,698,018
Multiline Retail 1.8%
Ollie's Bargain Outlet
Holdings, Inc.* 75,600 3,624,264
Personal Products 4.9%
Inter Parfums , Inc. 97,800 9,679,266
Common Stocks
Shares Value ($)
Real Estate Management & Development 4.3%
Cushman & Wakefield plc* 406,400 8,530,336
Road & Rail 3.0%
Landstar System, Inc. 36,500 5,840,000
Semiconductors & Semiconductor Equipment 4.6%
CMC Materials, Inc. 50,100 9,062,088
Specialty Retail 4.4%
America's Car-Mart, Inc.* 57,200 5,429,424
Leslie's, Inc.* 150,500 3,134,915
8,564,339
Trading Companies & Distributors 4.0%
Beacon Roofing Supply, Inc.* 142,700 7,829,949
Total Common Stocks
(cost $160,033,077) 189,522,564
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 50,600 50,600
Total Short-Term Investment
(cost $50,600) 50,600
Total Investments
(cost $160,083,677) — 96.4% 189,573,164
Other assets in excess of liabilities — 3.6% 7,016,891
NET ASSETS — 100.0%
$ 196,590,055
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $52,336, which was collateralized by
cash used to purchase a money market fund with a value of
$50,600.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $50,600.

40 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide WCM Focused Small Cap Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide WCM Focused Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 41
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 189,522,564 $ – $ – $ 189,522,564
Short-Term Investment 50,600 – – 50,600
Total $ 189,573,164 $ – $ – $ 189,573,164
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

42 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
Common Stocks 92.0%
Shares Value ($)
Aerospace & Defense 2.8%
Cadre Holdings, Inc.(a) 80,468 1,756,617
Park Aerospace Corp. 125,976 1,704,455
3,461,072
Banks 19.5%
CVB Financial Corp. 61,941 1,364,560
Financial Institutions, Inc. 49,216 1,586,724
First Hawaiian, Inc. 28,198 799,413
FNB Corp. 83,939 1,084,492
HBT Financial, Inc. 74,158 1,380,081
Home BancShares, Inc. 99,481 2,343,772
Pacific Premier Bancorp, Inc. 54,773 2,095,067
PacWest Bancorp 59,847 2,778,696
Popular, Inc. 26,652 2,376,559
Towne Bank 31,635 992,706
Umpqua Holdings Corp. 131,268 2,662,115
United Bankshares, Inc. 73,538 2,598,098
Valley National Bancorp 92,495 1,287,531
Webster Financial Corp. 17,114 972,246
24,322,060
Building Products 3.1%
Carlisle Cos., Inc. 2,608 582,731
Fortune Brands Home &
Security, Inc. 17,340 1,632,908
Tecnoglass, Inc.(a) 79,490 1,637,494
3,853,133
Capital Markets 3.9%
Carlyle Group, Inc. (The) 30,788 1,571,727
Patria Investments Ltd., Class
A 82,536 1,403,112
Sculptor Capital Management,
Inc. 95,023 1,862,451
4,837,290
Chemicals 2.7%
Chase Corp. 6,701 635,791
RPM International, Inc. 12,920 1,144,841
Valvoline, Inc. 46,827 1,542,482
3,323,114
Commercial Services & Supplies 4.2%
Brink's Co. (The) 36,465 2,544,528
Deluxe Corp. 57,340 1,725,934
Healthcare Services Group,
Inc. 54,873 998,140
5,268,602
Containers & Packaging 2.9%
Graphic Packaging Holding
Co. 145,303 2,747,680
Sonoco Products Co. 15,393 871,859
3,619,539
Diversified Consumer Services 1.5%
H&R Block, Inc. 80,263 1,834,812
Diversified Financial Services 1.4%
Compass Diversified Holdings 71,252 1,792,700
Electronic Equipment, Instruments & Components 3.2%
Avnet, Inc. 61,987 2,501,795
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Intertechnology, Inc. 70,112 1,452,020
3,953,815
Energy Equipment & Services 1.0%
Cactus, Inc., Class A 24,458 1,185,235
Equity Real Estate Investment Trusts (REITs) 6.0%
Brandywine Realty Trust 100,591 1,293,600
CareTrust REIT, Inc. 66,752 1,415,810
Easterly Government
Properties, Inc. 33,713 706,962
Four Corners Property Trust,
Inc. 57,576 1,558,582
Healthcare Realty Trust, Inc. 11,566 358,777
Highwoods Properties, Inc. 31,315 1,350,303
LTC Properties, Inc. 10,719 386,635
Urstadt Biddle Properties, Inc.,
Class A 22,542 443,852
7,514,521
Food & Staples Retailing 0.5%
Casey's General Stores, Inc. 3,537 664,284
Food Products 0.0%
†
Sanderson Farms, Inc.*^∞ 200 0
Gas Utilities 0.9%
South Jersey Industries, Inc. 47,231 1,181,720
Health Care Providers & Services 2.0%
National HealthCare Corp. 8,346 545,828
Patterson Cos., Inc. 70,011 2,008,616
2,554,444
Household Durables 1.6%
Leggett & Platt, Inc. 49,680 1,979,748
Orleans Homebuilders, Inc.*^∞ 1,500 0
1,979,748
Household Products 2.5%
Spectrum Brands Holdings,
Inc. 34,835 3,113,552
Insurance 4.4%
AMERISAFE, Inc. 10,649 559,285
Axis Capital Holdings Ltd. 40,056 2,282,391
James River Group Holdings
Ltd. 13,466 381,357
ProAssurance Corp. 32,116 769,499
RenaissanceRe Holdings Ltd. 9,568 1,503,803
5,496,335
IT Services 2.0%
EVERTEC, Inc. 58,373 2,547,398
Machinery 6.4%
Graham Corp. 165,283 2,039,592
Hurco Cos., Inc. 14,564 469,107
IMI plc 50,940 1,141,304
Luxfer Holdings plc 111,118 1,897,895
Timken Co. (The) 35,970 2,402,796
7,950,694
Media 2.5%
Entravision Communications
Corp., Class A 342,707 2,076,804

Nationwide American Century Small Cap Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Media
John Wiley & Sons, Inc., Class
A 19,277 978,308
3,055,112
Multi-Utilities 0.9%
NorthWestern Corp. 19,950 1,159,494
Oil, Gas & Consumable Fuels 3.4%
Enviva, Inc. 35,843 2,508,293
Hess Midstream LP, Class A 56,938 1,671,700
4,179,993
Paper & Forest Products 0.8%
Neenah, Inc. 21,521 992,118
Professional Services 1.1%
Public Policy Holding Co., Inc.
Reg. S* 695,452 1,332,822
Semiconductors & Semiconductor Equipment 2.3%
Kulicke & Soffa Industries, Inc. 34,167 1,868,593
MKS Instruments, Inc. 6,750 1,048,478
2,917,071
Specialty Retail 2.2%
Penske Automotive Group,
Inc. 26,794 2,723,074
Textiles, Apparel & Luxury Goods 3.3%
Ralph Lauren Corp. 17,113 1,896,805
Tapestry, Inc. 56,973 2,162,125
4,058,930
Thrifts & Mortgage Finance 1.5%
Enact Holdings, Inc.(a) 23,755 519,759
First Place Financial Corp.*^∞ 367 0
Premier Financial Corp. 27,963 834,696
Provident Financial Services,
Inc. 21,184 512,017
1,866,472
Trading Companies & Distributors 1.5%
Applied Industrial
Technologies, Inc. 18,799 1,841,926
Total Common Stocks
(cost $99,580,047) 114,581,080
Convertible Bond 0.8%
Principal
Amount ($)
Building Products 0.8%
DIRTT Environmental
Solutions, 6.00%, 01/31/26 1,426,000 1,032,073
Total Convertible Bond
(cost  $1,142,495)
1,032,073
Convertible Preferred Stock 2.3%
Electronic Equipment, Instruments & Components 2.3%
II-VI, Inc., 6.00%, 07/01/23 11,051 2,913,044
Total Convertible Preferred Stock
(cost  $3,097,566) 2,913,044
Preferred Stocks 4.5%
Shares Value ($)
Banks 2.6%
FNB Corp.(ICE LIBOR USD 3
Month + 4.60%), (b) 33,429 907,597
People's United Financial,
Inc., Series A(ICE LIBOR
USD 3 Month + 4.02%), (b) 28,480 780,922
Valley National
Bancorp, Series A(ICE
LIBOR USD 3 Month +
3.85%), (b) 57,929 1,546,704
3,235,223
Diversified Financial Services 1.9%
Compass Diversified
Holdings, Series B(ICE
LIBOR USD 3 Month +
4.99%), (b) 86,026 2,296,894
Total Preferred Stocks
(cost $5,669,989) 5,532,117
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 5,857
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $27,323) 5,857
Short-Term Investment 2.7%
Shares
Money Market Fund 2.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(c)(d) 3,396,220 3,396,220
Total Short-Term Investment
(cost $3,396,220) 3,396,220
Total Investments
(cost $112,913,640) — 102.3% 127,460,391
Liabilities in excess of other assets — (2.3)% (2,889,961)
NET ASSETS — 100.0%
$ 124,570,430

44 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $3,416,897, which was collateralized
by cash used to purchase a money market fund with a value
of $3,396,220.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $3,396,220.
CVR Contingent Value Rights
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide American Century Small Cap Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 45
Forward Foreign Currency Contracts outstanding as of January 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
GBP 301,617 USD 406,784 JPMorgan Chase Bank 3/31/2022 (1,275)
USD 861,478 CAD 1,115,132 UBS AG 3/31/2022 (15,697)
USD 2,417,142 GBP 1,828,107 JPMorgan Chase Bank 3/31/2022 (40,659)
Net unrealized depreciation (57,631)
Currency:
CAD Canadian dollar
GBP British pound
USD United States dollar

46 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 3,461,072 $ – $ – $ 3,461,072
Banks 24,322,060 – – 24,322,060
Building Products 3,853,133 – – 3,853,133
Capital Markets 4,837,290 – – 4,837,290
Chemicals 3,323,114 – – 3,323,114
Commercial Services & Supplies 5,268,602 – – 5,268,602
Containers & Packaging 3,619,539 – – 3,619,539
Diversified Consumer Services 1,834,812 – – 1,834,812
Diversified Financial Services 1,792,700 – – 1,792,700

Nationwide American Century Small Cap Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 47
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ 3,953,815 $ – $ – $ 3,953,815
Energy Equipment & Services 1,185,235 – – 1,185,235
Equity Real Estate Investment Trusts
(REITs) 7,514,521 – – 7,514,521
Food & Staples Retailing 664,284 – – 664,284
Food Products – – – –
Gas Utilities 1,181,720 – – 1,181,720
Health Care Providers & Services 2,554,444 – – 2,554,444
Household Durables 1,979,748 – – 1,979,748
Household Products 3,113,552 – – 3,113,552
Insurance 5,496,335 – – 5,496,335
IT Services 2,547,398 – – 2,547,398
Machinery 6,809,390 1,141,304 – 7,950,694
Media 3,055,112 – – 3,055,112
Multi-Utilities 1,159,494 – – 1,159,494
Oil, Gas & Consumable Fuels 4,179,993 – – 4,179,993
Paper & Forest Products 992,118 – – 992,118
Professional Services 1,332,822 – – 1,332,822
Semiconductors & Semiconductor
Equipment 2,917,071 – – 2,917,071
Specialty Retail 2,723,074 – – 2,723,074
Textiles, Apparel & Luxury Goods 4,058,930 – – 4,058,930
Thrifts & Mortgage Finance 1,866,472 – – 1,866,472
Trading Companies & Distributors 1,841,926 – – 1,841,926
Total Common Stocks $ 113,439,776 $ 1,141,304 $ – $ 114,581,080
Convertible Bond – 1,032,073 – 1,032,073
Convertible Preferred Stock 2,913,044 – – 2,913,044
Preferred Stocks 5,532,117 – – 5,532,117
Rights   – 5,857 – 5,857
Short-Term Investment 3,396,220 – – 3,396,220
Total Assets $ 125,281,157 $ 2,179,234 $ – $ 127,460,391
Liabilities:
Forward Foreign Currency Contracts $ – $ (57,631) $ – $ (57,631)
Total Liabilities $ – $ (57,631) $ – $ (57,631)
Total $ 125,281,157 $ 2,121,603 $ – $ 127,402,760
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2022, the Fund held three common stocks and one rights investments that were categorized as
Level 3 investments which were each valued at $0.
Common
Stocks Rights Total
Balance as of 10/31/2021 $ — $ — $—
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) — (6,520) (6,520)
Purchases — — —
Sales — (862) (862)
Change in Unrealized Appreciation/Depreciation — 7,382 7,382
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 1/31/2022 $ — $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 1/31/2022 $ — $ — $—
Amounts designated as "−" are zero or have been rounded to zero.

48 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide American Century Small Cap Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Liabilities: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (57,631)
Total $ (57,631)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide GQG US Quality Equity Fund - January 31, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks 95.0%
Shares Value ($)
Aerospace & Defense 2.5%
Lockheed Martin Corp. 4,652 1,810,233
Banks 6.8%
JPMorgan Chase & Co. 17,671 2,625,910
Wells Fargo & Co. 43,286 2,328,787
4,954,697
Capital Markets 2.2%
Goldman Sachs Group, Inc.
(The) 314 111,370
KKR & Co., Inc. 19,605 1,395,092
Nasdaq, Inc. 378 67,741
1,574,203
Electric Utilities 4.9%
Exelon Corp. 39,559 2,292,444
FirstEnergy Corp. 30,106 1,263,248
3,555,692
Energy Equipment & Services 0.5%
Schlumberger NV 9,718 379,682
Food & Staples Retailing 5.4%
Walmart, Inc. 28,099 3,928,521
Food Products 2.6%
Mondelez International, Inc.,
Class A 28,517 1,911,495
Gas Utilities 3.3%
Atmos Energy Corp. 22,175 2,377,603
Health Care Providers & Services 4.9%
UnitedHealth Group, Inc. 7,588 3,585,861
Household Products 4.2%
Colgate-Palmolive Co. 432 35,618
Procter & Gamble Co. (The) 18,749 3,008,277
3,043,895
Insurance 3.3%
American International Group,
Inc. 38,836 2,242,779
Chubb Ltd. 190 37,483
Progressive Corp. (The) 931 101,163
2,381,425
Common Stocks
Shares Value ($)
Interactive Media & Services 6.0%
Alphabet, Inc., Class C* 1,600 4,342,352
IT Services 2.9%
Visa, Inc., Class A 9,406 2,127,355
Life Sciences Tools & Services 1.9%
Syneos Health, Inc.* 15,477 1,401,597
Media 2.5%
Charter Communications, Inc.,
Class A* 3,097 1,837,574
Metals & Mining 2.4%
Newmont Corp. 28,123 1,720,284
Multiline Retail 2.7%
Target Corp. 8,998 1,983,429
Oil, Gas & Consumable Fuels 15.3%
Devon Energy Corp. 65,191 3,296,709
Exxon Mobil Corp. 60,903 4,626,192
Occidental Petroleum Corp. 84,813 3,194,905
11,117,806
Pharmaceuticals 9.3%
AstraZeneca plc, ADR-UK 37,087 2,158,834
Eli Lilly & Co. 5,914 1,451,237
Johnson & Johnson 18,491 3,185,814
6,795,885
Semiconductors & Semiconductor Equipment 0.1%
Lam Research Corp. 106 62,532
Software 3.7%
Microsoft Corp. 8,615 2,679,093
Tobacco 7.6%
Altria Group, Inc. 56,440 2,871,667
Philip Morris International, Inc. 26,011 2,675,232
5,546,899
Total Investments
(cost $62,423,274) — 95.0% 69,118,113
Other assets in excess of liabilities — 5.0% 3,635,545
NET ASSETS — 100.0%
$ 72,753,658
* Denotes a non-income producing security.
ADR American Depositary Receipt
UK United Kingdom

50 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide GQG US Quality Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide GQG US Quality Equity Fund - January 31, 2022 (Unaudited) - Statement of Investments - 51
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 69,118,113 $ – $ – $ 69,118,113
Total $ 69,118,113 $ – $ – $ 69,118,113
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

52 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
Common Stocks 87.7%
Shares Value ($)
Aerospace & Defense 2.9%
Howmet Aerospace, Inc. 218,542 6,794,471
L3Harris Technologies, Inc. 30,953 6,478,153
Northrop Grumman Corp. 12,916 4,777,629
18,050,253
Automobiles 1.1%
General Motors Co.* 125,607 6,623,257
Banks 6.3%
Bank of America Corp. 194,160 8,958,542
Comerica, Inc. 93,098 8,637,632
JPMorgan Chase & Co. 82,486 12,257,420
US Bancorp 154,176 8,971,502
38,825,096
Beverages 0.7%
PepsiCo, Inc. 25,525 4,429,098
Biotechnology 3.0%
AbbVie, Inc. 133,705 18,302,877
Building Products 0.8%
Armstrong World Industries,
Inc. 49,022 4,854,158
Capital Markets 8.2%
Ameriprise Financial, Inc. 32,324 9,836,516
Charles Schwab Corp. (The) 89,748 7,870,900
CME Group, Inc. 17,357 3,983,431
LPL Financial Holdings, Inc. 27,640 4,762,925
Morgan Stanley 149,372 15,316,605
State Street Corp. 92,106 8,704,017
50,474,394
Chemicals 1.4%
CF Industries Holdings, Inc. 128,163 8,826,586
Communications Equipment 2.4%
Cisco Systems, Inc. 268,472 14,945,836
Construction & Engineering 0.8%
Quanta Services, Inc. 49,154 5,049,099
Construction Materials 0.4%
Vulcan Materials Co. 14,026 2,669,288
Diversified Financial Services 4.8%
Berkshire Hathaway, Inc.,
Class B* 55,426 17,349,446
Equitable Holdings, Inc. 106,425 3,580,137
Voya Financial, Inc. 127,051 8,634,386
29,563,969
Electric Utilities 3.3%
Exelon Corp. 351,468 20,367,571
Electrical Equipment 2.0%
Eaton Corp. plc 38,579 6,112,071
Hubbell, Inc. 31,286 5,859,555
11,971,626
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc. 122,720 5,159,149
Equity Real Estate Investment Trusts (REITs) 0.9%
Medical Properties Trust, Inc. 124,216 2,827,156
Weyerhaeuser Co. 72,750 2,941,283
5,768,439
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2.0%
Becton Dickinson and Co. 15,684 3,985,932
Medtronic plc 81,508 8,435,263
12,421,195
Health Care Providers & Services 6.6%
CVS Health Corp. 108,079 11,511,494
HCA Healthcare, Inc. 10,016 2,404,341
Laboratory Corp. of America
Holdings* 13,522 3,669,330
McKesson Corp. 36,536 9,379,522
UnitedHealth Group, Inc. 28,608 13,519,282
40,483,969
Hotels, Restaurants & Leisure 0.9%
International Game
Technology plc 210,276 5,629,089
Household Durables 0.4%
Newell Brands, Inc. 115,009 2,669,359
Independent Power and Renewable Electricity Producers
3.8%
AES Corp. (The) 286,414 6,352,662
Clearway Energy, Inc., Class C 206,290 6,947,847
NextEra Energy Partners
LP(a) 73,560 5,533,183
Vistra Corp. 218,955 4,775,409
23,609,101
Insurance 7.4%
Aon plc, Class A 27,567 7,620,622
Assurant, Inc. 75,895 11,574,746
Chubb Ltd. 35,346 6,973,059
Hartford Financial Services
Group, Inc. (The) 57,258 4,115,132
MetLife, Inc. 80,443 5,394,508
Willis Towers Watson plc 41,424 9,691,559
45,369,626
Interactive Media & Services 2.4%
Alphabet, Inc., Class A* 5,518 14,932,094
Life Sciences Tools & Services 1.2%
Danaher Corp. 25,744 7,357,378
Machinery 1.0%
Ingersoll Rand, Inc. 112,407 6,318,397
Media 1.3%
Comcast Corp., Class A 157,525 7,874,675
Metals & Mining 1.4%
Freeport-McMoRan, Inc. 225,871 8,406,919
Oil, Gas & Consumable Fuels 8.6%
ConocoPhillips 80,857 7,165,548
Devon Energy Corp. 197,816 10,003,555
EQT Corp.* 281,689 5,985,891
Exxon Mobil Corp. 123,848 9,407,494
Hess Corp. 86,972 8,026,646
Marathon Petroleum Corp. 171,923 12,335,475
52,924,609
Pharmaceuticals 3.2%
Eli Lilly & Co. 33,046 8,109,158
Merck & Co., Inc. 76,064 6,197,695

Nationwide BNY Mellon Disciplined Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Pharmaceuticals
Organon & Co. 176,511 5,632,466
19,939,319
Road & Rail 1.3%
Norfolk Southern Corp. 28,685 7,802,033
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc. 40,370 5,578,326
QUALCOMM, Inc. 53,988 9,488,931
15,067,257
Software 1.7%
Dolby Laboratories, Inc., Class
A 67,361 5,917,664
SS&C Technologies Holdings,
Inc. 58,319 4,657,938
10,575,602
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise
Co. 369,726 6,037,626
Wireless Telecommunication Services 1.2%
Vodafone Group plc, ADR-UK 421,915 7,387,732
Total Common Stocks
(cost $404,589,124) 540,686,676
Purchased Options 2.5%
Number of
Contracts
Call Options 2.5%
Future Equity Index Options: 2.5%
S&P 500 E-Mini Index
4/14/2022 at USD 3,800.00,
European Style
Notional Amount: USD
30,254,185
Exchange Traded 134 4,916,125
S&P 500 E-Mini Index
3/18/2022 at USD 3,900.00,
American Style
Notional Amount: USD
30,254,185
Exchange Traded 134 4,215,975
S&P 500 E-Mini Index
5/20/2022 at USD 3,800.00,
European Style
Notional Amount: USD
29,576,853
Exchange Traded 131 4,941,975
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
3/18/2022 at USD 4,550.00,
American Style
Notional Amount: USD
62,088,813
Exchange Traded 275 1,416,250
Total Purchased Options
(cost $19,046,356) 15,490,325
Short-Term Investment 0.7%
Shares
Money Market Fund 0.7%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 4,417,350 4,417,350
Total Short-Term Investment
(cost $4,417,350) 4,417,350
U.S. Treasury Obligation 1.6%
Principal
Amount ($)
U.S. Treasury Bills, 0.06%,
03/17/2022 10,000,000 9,999,612
Total U.S. Treasury Obligation
(cost $9,999,609) 9,999,612
Total Investments
(cost $438,052,439) — 92.5% 570,593,963
Other assets in excess of liabilities — 7.5% 46,197,858
NET ASSETS — 100.0%
$ 616,791,821
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan
as of January 31, 2022 was $4,520,722, which was
collateralized by cash used to purchase a money market
fund with a value of $4,417,350.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2022 was
$4,417,350.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
Currency:
USD United States Dollar

54 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 766 3/2022 USD 61,693,640 220,707
U.S. Treasury Long Bond 311 3/2022 USD 48,399,375 (853,039)
(632,332)
Short Contracts
S&P 500 E-Mini Index (41) 3/2022 USD (9,233,712) (418,871)
(418,871)
(1,051,203)
Currency:
USD United States Dollar

Nationwide BNY Mellon Disciplined Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 55
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

56 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide BNY Mellon Disciplined Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 540,686,676 $ – $ – $ 540,686,676
Futures Contracts 220,707 – – 220,707
Purchased Option 15,490,325 – – 15,490,325
Short-Term Investment 4,417,350 – – 4,417,350
U.S. Treasury Obligation – 9,999,612 – 9,999,612
Total Assets $ 560,815,058 $ 9,999,612 $ – $ 570,814,670
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,271,910) $ – $ – $ (1,271,910)
Total Liabilities $ (1,271,910) $ – $ – $ (1,271,910)
Total $ 559,543,148 $ 9,999,612 $ – $ 569,542,760
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide BNY Mellon Disciplined Value Fund - January 31, 2022 (Unaudited) - Statement of Investments - 57
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 15,490,325
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 220,707
Total $ 15,711,032
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (418,871)
Interest rate risk Unrealized depreciation from futures contracts (853,039)
Total $ (1,271,910)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 6.6%
Principal
Amount ($) Value ($)
Automobiles 1.0%
Avis Budget Rental Car
Funding AESOP LLC
Series 2021-1A, Class A,
1.38%, 8/20/2027(a) 2,190,000 2,122,175
Series 2021-2A, Class A,
1.66%, 2/20/2028(a) 5,000,000 4,881,586
Enterprise Fleet Financing
LLC, Series 2020-2, Class
A2, 0.61%, 7/20/2026(a) 6,742,035 6,705,543
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,272,024
Ford Credit Floorplan Master
Owner Trust A, Series
2020-2, Class A, 1.06%,
9/15/2027 2,940,000 2,857,385
GM Financial Revolving
Receivables Trust, Series
2021-1, Class A, 1.17%,
6/12/2034(a) 6,500,000 6,303,510
Hertz Vehicle Financing III LP
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 4,250,000 4,120,843
Series 2021-2A, Class B,
2.12%, 12/27/2027(a) 2,060,000 2,015,241
Honda Auto Receivables
Owner Trust, Series 2019-2,
Class A4, 2.54%, 3/21/2025 7,800,000 7,895,256
NextGear Floorplan Master
Owner Trust, Series 2020-
1A, Class A2, 1.55%,
2/15/2025(a) 4,530,000 4,545,124
Tesla Auto Lease Trust, Series
2021-A, Class A3, 0.56%,
3/20/2025(a) 5,159,000 5,101,125
Toyota Auto Loan Extended
Note Trust
Series 2020-1A, Class A,
1.35%, 5/25/2033(a) 3,150,000 3,109,895
Series 2021-1A, Class A,
1.07%, 2/27/2034(a) 3,690,000 3,581,145
54,510,852
Home Equity 0.6%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.81%,
10/25/2035(b) 2,330,000 2,298,653
Ameriquest Mortgage
Securities, Inc., Series
2004-R10, Class M6,
2.16%, 11/25/2034(b) 1,815,679 1,825,065
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2006-HE5, Class A5,
0.35%, 7/25/2036(b) 4,140,000 4,080,511
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Bayview Financial Mortgage
Pass-Through Trust, Series
2006-A, Class M3, 1.08%,
2/28/2041(b) 3,919,821 3,918,164
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.01%, 8/25/2034(b) 3,806,067 3,782,973
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2,
1.86%, 10/25/2037(a)(b) 5,000,000 4,941,688
Countrywide Asset-Backed
Certificates, Series 2004-
3, Class 1A, 0.53%,
8/25/2034(b) 1,731,575 1,690,202
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.65%,
12/25/2034(b) 835,614 819,151
First Franklin Mortgage
Loan Trust, Series 2006-
FF15, Class A2, 0.23%,
11/25/2036(b) 1,067,718 1,028,061
GSAA Home Equity Trust,
Series 2005-6, Class M4,
1.16%, 6/25/2035(b) 1,090,000 1,077,445
JP Morgan Mortgage
Acquisition Corp., Series
2005-OPT2, Class M4,
1.04%, 12/25/2035(b) 2,190,000 2,189,810
Morgan Stanley Home
Equity Loan Trust, Series
2006-2, Class A4, 0.67%,
2/25/2036(b) 1,003,118 999,107
RAAC Trust, Series 2005-
SP3, Class M2, 1.31%,
12/25/2035(b) 540,297 540,367
Saxon Asset Securities Trust,
Series 2006-3, Class A4,
0.35%, 10/25/2046(b) 1,329,000 1,227,801
Securitized Asset-Backed
Receivables LLC Trust,
Series 2005-OP1, Class
M1, 0.72%, 1/25/2035(b) 2,510,874 2,490,311
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.31%,
8/25/2034(b) 1,000,000 1,002,527
33,911,836
Other 4.2%
ABPCI Direct Lending Fund
CLO X LP, Series 2020-
10A, Class A1A, 2.20%,
1/20/2032(a)(b) 1,340,000 1,341,146
ABPCI Direct Lending Fund IX
LLC, Series 2020-9A, Class
A1R, 1.52%, 11/18/2031(a)
(b) 6,200,000 6,198,072

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.38%,
11/2/2030(a)(b) 392,000 392,005
Apidos CLO XII, Series 2013-
12A, Class AR, 1.32%,
4/15/2031(a)(b) 1,100,000 1,100,201
Arbor Realty Collateralized
Loan Obligation Ltd., Series
2022-FL1, Class A, 0.00%,
1/15/2037(a)(b) 666,000 666,002
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class A, 1.45%,
11/15/2036(a)(b) 2,060,000 2,060,020
Avery Point VII CLO Ltd.,
Series 2015-7A, Class AR2,
1.20%, 1/15/2028(a)(b) 2,617,029 2,617,616
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
1.43%, 4/18/2033(a)(b) 2,250,000 2,250,475
Balboa Bay Loan Funding
Ltd., Series 2020-1A, Class
AR, 1.37%, 1/20/2032(a)(b) 5,000,000 4,996,780
Ballyrock CLO Ltd., Series
2019-2A, Class A1BR,
1.36%, 11/20/2030(a)(b) 970,000 970,016
BCRED MML CLO LLC,
Series 2021-1A, Class A,
1.81%, 1/15/2035(a)(b) 1,650,000 1,648,307
Blackbird Capital Aircraft,
Series 2021-1A, Class A,
2.44%, 7/15/2046(a) 1,453,125 1,414,037
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A,
1.95%, 4/20/2033(a)(b) 5,000,000 5,010,960
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R,
1.44%, 10/22/2030(a)(b) 4,539,186 4,541,215
Series 2015-3A, Class A1R,
1.25%, 4/20/2031(a)(b) 1,215,000 1,213,680
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.32%, 7/15/2031(a)(b) 2,000,000 2,000,736
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class A,
1.63%, 1/15/2033(a)(b) 1,140,000 1,142,714
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-3A, Class A1R,
1.28%, 7/28/2028(a)(b) 4,503,483 4,504,780
Series 2014-1A, Class
A1R2, 1.21%, 4/17/2031(a)
(b) 1,450,590 1,448,620
Series 2014-3RA, Class
A1A, 1.32%, 7/27/2031(a)
(b) 4,711,205 4,711,540
Carlyle US CLO Ltd., Series
2017-2A, Class A1R,
1.30%, 7/20/2031(a)(b) 2,700,000 2,700,173
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.95%,
4/20/2029(a)(b) 3,050,000 3,051,925
CBAM Ltd., Series 2017-
1A, Class A1, 1.50%,
7/20/2030(a)(b) 1,050,000 1,050,825
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 1.97%, 10/15/2031(a)(b) 360,000 360,419
CIFC Funding Ltd.
Series 2021-4A, Class A,
1.29%, 7/15/2033(a)(b) 1,980,000 1,980,901
Series 2014-4RA, Class
A1AR, 1.41%, 1/17/2035(a)
(b) 2,490,000 2,490,575
CLI Funding VIII LLC, Series
2022-1A, Class A1, 2.72%,
1/18/2047(a) 4,290,000 4,313,387
CQS U.S. CLO Ltd., Series
2021-1A, Class A, 1.47%,
1/20/2035(a)(b) 7,000,000 7,009,541
Diamond Resorts Owner
Trust, Series 2019-
1A, Class A, 2.89%,
2/20/2032(a) 1,345,224 1,357,230
Eaton Vance CLO Ltd., Series
2020-2A, Class AR, 1.39%,
1/15/2035(a)(b) 5,000,000 5,006,780
Fortress Credit Bsl X Ltd.,
Series 2021-1A, Class A,
1.72%, 4/20/2033(a)(b) 6,960,000 6,987,067
Foundation Finance Trust,
Series 2021-1A, Class A,
1.27%, 5/15/2041(a) 1,593,631 1,555,896
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.36%,
11/22/2031(a)(b) 450,000 450,043
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.24%, 10/29/2029(a)(b) 725,000 725,760
Golub Capital Partners CLO
47M Ltd., Series 2020-
47A, Class A1, 1.82%,
5/5/2032(a)(b) 1,640,000 1,640,977
Golub Capital Partners CLO
54M LP, Series 2021-54A,
Class A, 1.65%, 8/5/2033(a)
(b) 1,750,000 1,750,025
Golub Capital Partners CLO
57M Ltd., Series 2021-
57A, Class A1, 1.69%,
10/25/2034(a)(b) 5,530,000 5,527,196
GoodLeap Sustainable Home
Solutions Trust, Series
2021-4GS, Class A, 1.93%,
7/20/2048(a) 1,932,998 1,858,317

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Great Lakes Kcap F3c Senior
LLC, Series 2017-1A, Class
A, 2.11%, 12/20/2029(a)(b) 2,290,000 2,290,918
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.25%, 4/15/2031(a)(b) 1,500,000 1,500,090
Greystone CRE Notes Ltd.,
Series 2021-FL3, Class A,
1.12%, 7/15/2039(a)(b) 2,070,000 2,060,672
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.42%, 1/27/2031(a)(b) 2,250,000 2,250,992
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.51%,
1/20/2030(a)(b) 1,850,000 1,853,119
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.94%,
1/17/2030(a)(b) 750,000 747,173
Hildene Community Funding
CDO Ltd., Series 2015-
1A, Class ARR, 2.60%,
11/1/2035(a) 2,260,000 2,133,087
Jamestown CLO X Ltd.,
Series 2017-10A, Class
A1R, 1.27%, 7/17/2029(a)
(b) 3,193,075 3,193,956
KKR CLO 20 Ltd., Series
20, Class A, 1.37%,
10/16/2030(a)(b) 1,100,000 1,100,327
KKR CLO Ltd., Series
21, Class A, 1.24%,
4/15/2031(a)(b) 1,160,000 1,158,419
LCM XVIII LP, Series
19A, Class AR, 1.48%,
7/15/2027(a)(b) 95,348 95,499
Legacy Mortgage Asset Trust,
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,334,752 1,336,760
Lunar Structured Aircraft
Portfolio Notes, Series
2021-1, Class A, 2.64%,
10/15/2046(a) 2,289,793 2,248,003
Madison Park Funding X Ltd.,
Series 2012-10A, Class
AR3, 1.26%, 1/20/2029(a)
(b) 1,733,728 1,734,372
Madison Park Funding
XXXV Ltd., Series 2019-
35A, Class A1R, 1.24%,
4/20/2032(a)(b) 2,140,000 2,140,856
Marathon CLO Ltd., Series
2020-15A, Class A2R,
2.02%, 11/15/2031(a)(b) 3,400,000 3,400,286
MF1 Ltd.
Series 2021-FL7, Class A,
1.19%, 10/16/2036(a)(b) 2,080,000 2,070,569
Series 2022-FL8, Class A,
1.40%, 2/19/2037(a)(b) 4,570,000 4,571,419
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MidOcean Credit CLO VIII,
Series 2018-8A, Class A1R,
1.21%, 2/20/2031(a)(b) 2,860,000 2,859,994
MKS CLO Ltd., Series
2017-2A, Class A, 1.44%,
1/20/2031(a)(b) 5,000,000 5,001,195
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,168,584
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.85%,
10/20/2030(a)(b) 510,000 510,199
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.27%, 4/19/2030(a)(b) 500,000 500,108
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.38%, 10/19/2031(a)(b) 283,333 283,473
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1R,
1.23%, 7/25/2030(a)(b) 1,050,000 1,051,026
Octagon Investment Partners
35 Ltd., Series 2018-
1A, Class A1A, 1.31%,
1/20/2031(a)(b) 7,550,000 7,551,472
Octagon Investment Partners
XXI Ltd., Series 2014-
1A, Class AAR3, 1.16%,
2/14/2031(a)(b) 720,000 720,472
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.20%, 5/23/2031(a)(b) 500,000 500,025
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 1.96%,
5/20/2031(a)(b) 1,810,000 1,810,769
OZLM VIII Ltd., Series 2014-
8A, Class A1R3, 1.22%,
10/17/2029(a)(b) 5,941,519 5,940,544
Palmer Square CLO Ltd.,
Series 2019-1A, Class A1R,
1.30%, 11/14/2034(a)(b) 5,500,000 5,506,721
Parliament Funding II Ltd.,
Series 2020-1A, Class AR,
1.49%, 10/20/2031(a)(b) 3,120,000 3,117,136
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 881,018 881,726
Rad CLO 15 Ltd., Series
2021-15A, Class A, 1.34%,
1/20/2034(a)(b) 4,590,000 4,591,740
Recette CLO Ltd., Series
2015-1A, Class ARR,
1.33%, 4/20/2034(a)(b) 340,000 338,533

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2020-2A, Class A, 1.33%,
7/20/2037(a) 829,221 819,100
Stonepeak ABS, Series 2021-
1A 2.30%, 2/28/2033(a) 2,290,575 2,244,334
Stratus CLO Ltd., Series
2021-3A, Class A, 1.17%,
12/29/2029(a)(b) 6,500,000 6,503,263
STWD Ltd.
Series 2019-FL1, Class A,
1.25%, 7/15/2038(a)(b) 1,100,000 1,099,665
Series 2022-FL3, Class E,
1.00%, 11/15/2038(a)(b) 1,880,000 1,880,025
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,168,758 2,265,107
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.20%, 4/16/2031(a)(b) 1,750,000 1,750,945
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class BR,
1.72%, 7/23/2033(a)(b) 2,320,000 2,321,227
TCI-Flatiron CLO Ltd., Series
2016-1A, Class AR3,
0.00%, 1/17/2032(a)(b) 3,560,000 3,560,000
Towd Point Mortgage Trust
Series 2019-HY1, Class B1,
2.26%, 10/25/2048(a)(b) 970,000 1,005,594
Series 2017-6, Class A1,
2.75%, 10/25/2057(a)(b) 4,017,690 4,057,845
Series 2019-HY2, Class A1,
1.11%, 5/25/2058(a)(b) 1,180,025 1,185,478
TRP LLC, Series 2021-
1, Class A, 2.07%,
6/19/2051(a) 881,494 857,222
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.13%, 4/15/2029(a)
(b) 1,253,063 1,253,730
Series 2013-1A, Class A2R,
1.74%, 4/15/2029(a)(b) 1,500,000 1,500,580
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.28%,
4/20/2031(a)(b) 1,300,000 1,300,567
Voya CLO Ltd.
Series 2018-2A, Class A1,
1.24%, 7/15/2031(a)(b) 1,586,582 1,586,579
Series 2018-3A, Class A1A,
1.39%, 10/15/2031(a)(b) 940,000 940,711
Series 2016-3A, Class A1R,
1.43%, 10/18/2031(a)(b) 6,560,000 6,567,833
Series 2018-4A, Class
A1AR, 1.28%, 1/15/2032(a)
(b) 1,930,000 1,930,075
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
1.34%, 7/15/2034(a)(b) 5,250,000 5,251,517
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Whitebox CLO II Ltd., Series
2020-2A, Class A1R,
1.48%, 10/24/2034(a)(b) 2,260,000 2,265,042
231,412,632
Student Loan 0.8%
AccessLex Institute, Series
2007-A, Class A3, 0.48%,
5/25/2036(b) 2,571,198 2,529,133
Commonbond Student
Loan Trust, Series 2021-
AGS, Class A, 1.20%,
3/25/2052(a) 1,678,984 1,653,029
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.26%,
11/25/2069(a)(b) 1,655,035 1,680,665
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.10%, 5/20/2030(b) 1,052,388 1,054,944
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,449,256
Series 2019-D, Class A2B,
1.15%, 12/15/2059(a)(b) 3,278,178 3,291,917
Series 2018-DA, Class A2A,
4.00%, 12/15/2059(a) 4,472,389 4,601,974
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 3,144,524
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 1,537,911 1,522,099
Navient Student Loan Trust,
Series 2021-1A, Class A1B,
0.71%, 12/26/2069(a)(b) 2,451,128 2,455,956
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.41%, 10/25/2029(b) 295,112 293,870
SMB Private Education Loan
Trust
Series 2017-A, Class B,
3.50%, 6/17/2041(a) 1,000,000 1,020,233
Series 2021-B, Class A,
1.31%, 7/17/2051(a) 1,415,841 1,379,254
Series 2021-C, Class A2,
0.91%, 1/15/2053(a)(b) 7,960,000 7,940,161
Series 2021-A, Class APT2,
1.07%, 1/15/2053(a) 1,702,486 1,635,486
Series 2021-A, Class A2B,
1.59%, 1/15/2053(a) 2,120,000 2,084,236
SoFi Professional Loan
Program LLC, Series 2019-
C, Class A2FX, 2.37%,
11/16/2048(a) 1,682,908 1,696,565

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 5
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 1,413,977 1,418,648
42,851,950
Total Asset-Backed Securities
(cost $363,109,533)
362,687,270
Collateralized Mortgage Obligations 2.6%
Angel Oak Mortgage Trust,
Series 2021-7, Class A3,
2.34%, 10/25/2066(a)(b) 4,343,624 4,288,103
Citigroup Mortgage Loan
Trust, Series 2018-
RP3, Class M3, 3.25%,
3/25/2061(a)(b) 4,471,000 4,475,715
Connecticut Avenue Securities
Trust
Series 2019-R07, Class
1M2, 2.21%, 10/25/2039(a)
(b) 153,146 153,530
Series 2021-R03, Class
1M2, 1.70%, 12/25/2041(a)
(b) 4,650,000 4,652,899
CSMC Trust
Series 2015-12R, Class
2A1, 0.59%, 11/30/2037(a)
(b) 720,556 719,965
Series 2021-2R, Class 1A1,
1.85%, 7/25/2047(a)(b) 1,023,007 1,027,524
Series 2021-AFC1, Class
A1, 0.83%, 3/25/2056(a)(b) 401,961 394,843
Series 2021-AFC1, Class
A3, 1.17%, 3/25/2056(a)(b) 401,961 394,687
Series 2021-RPL3, Class
A1, 2.00%, 1/25/2060(a)(b) 1,466,778 1,463,248
Series 2021-NQM6, Class
A3, 1.59%, 7/25/2066(a)(b) 1,881,150 1,843,567
Series 2021-NQM8, Class
A1, 1.84%, 10/25/2066(a)(b) 2,693,407 2,667,611
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,773,702
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.24%, 4/19/2047(b) 985,286 882,619
Ellington Financial Mortgage
Trust, Series 2021-2, Class
A1, 0.93%, 6/25/2066(a)(b) 1,752,397 1,718,474
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class
M2, 2.15%, 10/25/2033(a)
(b) 3,153,000 3,188,396
Series 2021-DNA5, Class
M2, 1.70%, 1/25/2034(a)(b) 1,670,000 1,675,237
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-DNA6, Class
M2, 1.55%, 10/25/2041(a)
(b) 2,090,000 2,076,937
Series 2022-DNA1, Class
M1A, 1.05%, 1/25/2042(a)
(b) 4,280,000 4,281,641
Series 2020-DNA4, Class
M2, 3.86%, 8/25/2050(a)(b) 213,042 214,091
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2016-DNA1, Class
M3, 5.66%, 7/25/2028(b) 557,757 583,085
Series 2017-DNA2, Class
M2, 3.56%, 10/25/2029(b) 1,985,046 2,044,678
Series 2017-DNA3, Class
M2, 2.61%, 3/25/2030(b) 3,701,821 3,757,451
Series 2018-DNA1, Class
M2, 1.91%, 7/25/2030(b) 1,086,675 1,093,425
Series 2021-DNA2, Class
M2, 2.35%, 8/25/2033(a)(b) 4,410,000 4,469,376
Series 2021-DNA7, Class
M2, 1.85%, 11/25/2041(a)
(b) 4,540,000 4,537,169
FNMA
Series 2014-C02, Class
1M2, 2.71%, 5/25/2024(b) 931,042 945,608
Series 2014-C02, Class
2M2, 2.71%, 5/25/2024(b) 438,745 444,848
Series 2014-C03, Class
1M2, 3.11%, 7/25/2024(b) 551,297 560,241
Series 2016-C02, Class
1M2, 6.11%, 9/25/2028(b) 610,700 628,372
Series 2016-C06, Class
1M2, 4.36%, 4/25/2029(b) 555,017 572,761
Series 2017-C03, Class
1M2, 3.11%, 10/25/2029(b) 3,332,796 3,413,218
Series 2017-C05, Class
1M2, 2.31%, 1/25/2030(b) 1,206,127 1,221,989
Series 2018-C01, Class
1M2, 2.36%, 7/25/2030(b) 1,516,649 1,535,664
GNMA REMICS
Series 2016-H04, Class HA,
2.25%, 7/20/2065 18,907,641 19,057,225
Series 2020-H09, Class FL,
1.25%, 5/20/2070(b) 559,799 584,039
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.25%,
9/26/2037(a)(b) 1,059,463 1,052,235
Legacy Mortgage Asset Trust
Series 2020-RPL1, Class
A1, 3.00%, 9/25/2059(a)(b) 1,719,557 1,750,539
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,324,239 1,328,765
Series 2020-GS5, Class A1,
3.25%, 6/25/2060(a)(c) 3,055,348 3,082,304
Series 2021-GS2, Class A1,
1.75%, 4/25/2061(a)(c) 504,279 496,802
Series 2021-GS5, Class A1,
2.25%, 7/25/2067(a)(c) 5,481,164 5,420,752

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Mill City Mortgage Loan Trust,
Series 2019-GS2, Class A1,
2.75%, 8/25/2059(a)(b) 3,795,907 3,837,041
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.37%,
4/25/2035(b) 1,087,464 1,088,649
New Residential Mortgage
Loan Trust
Series 2017-3A, Class A1,
4.00%, 4/25/2057(a)(b) 2,893,104 2,998,839
Series 2018-RPL1, Class
A1, 3.50%, 12/25/2057(a)(b) 3,704,155 3,754,683
Series 2019-RPL3, Class
A1, 2.75%, 7/25/2059(a)(b) 2,686,069 2,709,136
Series 2019-6A, Class A1B,
3.50%, 9/25/2059(a)(b) 1,950,180 1,995,826
Series 2019-6A, Class B1,
4.00%, 9/25/2059(a)(b) 909,599 962,439
Series 2019-6A, Class B2,
4.25%, 9/25/2059(a)(b) 882,846 933,957
OBX Trust
Series 2021-NQM2, Class
A3, 1.56%, 5/25/2061(a)(b) 1,068,765 1,049,888
Series 2021-NQM1, Class
A1, 1.07%, 2/25/2066(a)(b) 4,854,628 4,774,082
Onslow Bay Mortgage
Loan Trust, Series 2021-
NQM4, Class A1, 1.96%,
10/25/2061(a)(b) 5,414,186 5,342,320
PRKCM Trust, Series 2021-
AFC2, Class A1, 2.07%,
11/25/2056(a)(b) 4,386,402 4,314,860
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 1,443,931 1,445,158
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 2,767,846 2,783,264
Series 2019-1, Class M,
4.75%, 7/25/2058(a)(b) 1,850,000 1,871,016
Series 2019-4, Class M,
4.50%, 2/25/2059(a)(b) 2,107,000 2,119,315
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,159,084
WaMu Mortgage Pass-
Through Trust
Series 2004-AR9, Class A7,
2.72%, 8/25/2034(b) 1,687,351 1,740,357
Series 2005-AR13, Class
A1A1, 0.69%, 10/25/2045(b) 654,206 655,595
Total Collateralized Mortgage Obligations
(cost $146,169,856)
145,008,844
Commercial Mortgage-Backed Securities 2.8%
Principal
Amount ($) Value ($)
AOA Mortgage Trust, Series
2021-1177, Class A, 0.98%,
10/15/2038(a)(b) 2,580,000 2,574,688
AREIT Trust
Series 2022-CRE6, Class A,
1.35%, 11/17/2024(a)(b) 2,220,000 2,220,000
Series 2022-CRE6, Class E,
3.50%, 1/17/2025(a)(b) 2,050,000 2,050,000
Series 2021-CRE5, Class A,
1.19%, 7/17/2026(a)(b) 1,540,000 1,539,517
BAMLL Commercial Mortgage
Securities Trust, Series
2018-DSNY, Class A,
0.96%, 9/15/2034(a)(b) 2,500,000 2,493,709
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,272,505
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,494,461
Series 2022-BNK39, Class
XA, IO, 1.00%, 2/15/2055(b) 186,210,000 6,978,220
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,108,099
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 3,630,000 3,636,628
Series 2021-BN38,
Class XA, IO, 0.82%,
12/15/2064(b) 40,380,000 2,704,329
BBCMS Mortgage Trust,
Series 2017-DELC, Class A,
0.96%, 8/15/2036(a)(b) 2,610,000 2,604,995
BDS, Series 2021-FL8, Class
A, 1.02%, 1/18/2036(a)(b) 1,025,000 1,020,527
Benchmark Mortgage Trust,
Series 2021-B31, Class A5,
2.67%, 12/15/2054 4,530,000 4,604,299
BHMS, Series 2018-
ATLS, Class D, 2.36%,
7/15/2035(a)(b) 3,830,000 3,801,155
BPR Trust, Series 2021-
TY, Class B, 1.26%,
9/15/2038(a)(b) 780,000 778,750
BX Commercial Mortgage
Trust
Series 2021-ACNT, Class A,
0.96%, 11/15/2026(a)(b) 950,000 948,690
Series 2019-IMC, Class A,
1.11%, 4/15/2034(a)(b) 4,420,000 4,414,701
Series 2021-VOLT, Class A,
0.81%, 9/15/2036(a)(b) 5,570,000 5,554,410
Series 2021-XL2, Class D,
1.50%, 10/15/2038(a)(b) 2,500,000 2,481,204
Series 2021-CIP, Class A,
1.03%, 12/15/2038(a)(b) 5,460,000 5,449,594
Series 2020-VIVA, Class E,
3.55%, 3/11/2044(a)(b) 2,140,000 1,969,590
BX Trust
Series 2021-BXMF, Class A,
0.75%, 10/15/2026(a)(b) 1,310,000 1,295,352

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 7
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-MMP, Class A,
1.11%, 8/15/2036(a)(b) 2,009,942 2,006,111
Series 2021-ARIA, Class D,
2.01%, 10/15/2036(a)(b) 2,490,000 2,477,531
Series 2022-LBA6, Class A,
0.00%, 1/15/2039(a)(b) 4,190,000 4,190,000
BXHPP Trust, Series 2021-
FILM, Class A, 0.76%,
8/15/2036(a)(b) 2,250,000 2,236,017
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,548,765
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,380,428
CHT Mortgage Trust, Series
2017-CSMO, Class A,
1.04%, 11/15/2036(a)(b) 1,670,000 1,668,476
Credit Suisse Mortgage
Capital Certificates, Series
2019-ICE4, Class A, 1.09%,
5/15/2036(a)(b) 4,260,000 4,261,367
DBJPM Mortgage Trust,
Series 2016-C1, Class B,
4.20%, 5/10/2049(b) 1,530,000 1,582,652
ELP Commercial Mortgage
Trust, Series 2021-
ELP, Class A, 0.81%,
11/15/2038(a)(b) 3,660,000 3,637,255
GNMA REMICS
Series 2020-157, Class , IO,
0.95%, 6/16/2062(b) 9,774,920 744,854
Series 2020-190, Class , IO,
1.06%, 11/16/2062(b) 11,159,117 987,721
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class A,
1.06%, 10/15/2036(a)(b) 1,500,000 1,499,073
Series 2021-DM, Class A,
0.99%, 11/15/2036(a)(b) 4,660,000 4,646,104
Series 2020-DUNE, Class
A, 1.21%, 12/15/2036(a)(b) 4,500,000 4,495,632
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,108,205
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,322,433
Hawaii Hotel Trust, Series
2019-MAUI, Class F, 2.86%,
5/15/2038(a)(b) 2,040,000 2,025,875
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
GFL, 3.11%, 1/16/2037(a)
(b) 1,532,452 1,493,932
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,371,653
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,098,697
JPMDB Commercial Mortgage
Securities Trust, Series
2017-C5, Class B, 4.01%,
3/15/2050(b) 1,610,000 1,645,149
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.51%, 5/15/2036(a)(b) 1,780,000 1,757,180
Series 2018-H4, Class XA,
IO, 0.84%, 12/15/2051(b) 20,845,522 1,003,676
OPG Trust, Series 2021-
PORT, Class A, 0.59%,
10/15/2036(a)(b) 2,000,000 1,968,730
Ready Capital Mortgage
Financing LLC
Series 2021-FL6, Class A,
1.06%, 7/25/2036(a)(b) 980,000 970,205
Series 2021-FL7, Class A,
1.31%, 11/25/2036(a)(b) 2,569,795 2,555,879
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 1.26%,
5/15/2038(a)(b) 2,280,000 2,279,309
SMRT, Series 2022-
MINI, Class A, 0.00%,
1/15/2024(a)(b) 4,110,000 4,114,057
SREIT Trust
Series 2021-PALM, Class A,
0.70%, 10/15/2034(a)(b) 6,200,000 6,134,412
Series 2021-PALM, Class B,
0.92%, 10/15/2034(a)(b) 1,510,000 1,494,021
Series 2021-MFP2, Class A,
0.92%, 11/15/2036(a)(b) 5,720,000 5,684,451
Series 2021-MFP, Class A,
0.84%, 11/15/2038(a)(b) 2,650,000 2,645,214
TPGI Trust, Series 2021-
DGWD, Class A, 0.81%,
6/15/2026(a)(b) 1,370,000 1,364,791
UBS Commercial Mortgage
Trust, Series 2018-
C11, Class B, 4.71%,
6/15/2051(b) 1,490,000 1,590,552
Wells Fargo Commercial
Mortgage Trust, Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,196,588
Total Commercial Mortgage-Backed
Securities
(cost $152,098,532) 152,182,418
Common Stocks 45.5%
Shares
Aerospace & Defense 0.6%
AAR Corp. * 1,396 56,217

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Aerospace & Defense
Aerojet Rocketdyne Holdings,
Inc. 4,356 168,098
AeroVironment, Inc. * 1,297 73,825
Archer Aviation, Inc., Class A * 720 2,268
Astra Space, Inc. * 799 3,819
Astronics Corp. * 964 11,597
Axon Enterprise, Inc. * 3,493 488,776
Boeing Co. (The) * 28,150 5,636,756
BWX Technologies, Inc. 4,524 201,363
Curtiss-Wright Corp. 2,389 317,235
Ducommun, Inc. * 443 19,381
General Dynamics Corp. 12,597 2,671,824
HEICO Corp. 5,995 727,553
Hexcel Corp. * 4,408 229,965
Howmet Aerospace, Inc. 20,269 630,163
Huntington Ingalls Industries,
Inc. 3,331 623,563
Kaman Corp. 1,097 43,847
Kratos Defense & Security
Solutions, Inc. * 7,473 125,247
L3Harris Technologies, Inc. 9,746 2,039,740
Lockheed Martin Corp. 12,292 4,783,186
Maxar Technologies, Inc. (d) 4,269 111,037
Mercury Systems, Inc. * 3,135 178,444
Momentus, Inc. * 467 1,681
Moog, Inc., Class A 1,915 146,000
National Presto Industries, Inc. 208 17,108
Northrop Grumman Corp. 7,408 2,740,219
PAE, Inc. * 2,485 24,875
Park Aerospace Corp. 705 9,539
Parsons Corp. * 2,716 82,702
Raytheon Technologies Corp. 77,961 7,031,303
Rocket Lab USA, Inc. * 1,692 15,296
Spirit AeroSystems Holdings,
Inc., Class A 5,924 259,649
Textron, Inc. 12,322 838,635
TransDigm Group, Inc. * 2,679 1,650,773
Triumph Group, Inc. * 2,054 37,424
Vectrus, Inc. * 460 21,165
Virgin Galactic Holdings,
Inc. *(d) 10,426 95,919
Virgin Orbit Holdings, Inc. * 241 2,010
32,118,202
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc. * 3,457 92,821
Atlas Air Worldwide Holdings,
Inc. * 1,007 80,892
CH Robinson Worldwide, Inc. 6,676 698,643
Expeditors International of
Washington, Inc. 8,637 988,764
FedEx Corp. 12,848 3,158,809
Forward Air Corp. 1,070 113,741
GXO Logistics, Inc. * 5,239 425,459
Hub Group, Inc., Class A * 1,254 94,953
Radiant Logistics, Inc. * 1,583 9,831
Common Stocks
Shares Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
Class B 37,305 7,543,444
13,207,357
Airlines 0.1%
Alaska Air Group, Inc. * 7,089 388,052
Allegiant Travel Co. * 890 159,007
American Airlines Group,
Inc. *(d) 34,739 572,151
Blade Air Mobility, Inc. * 372 2,273
Copa Holdings SA, Class A * 1,510 126,206
Delta Air Lines, Inc. * 46,078 1,828,836
Frontier Group Holdings, Inc. * 2,119 27,717
Hawaiian Holdings, Inc. * 1,911 32,678
JetBlue Airways Corp. * 19,798 289,645
Joby Aviation, Inc. * 2,210 9,171
Mesa Air Group, Inc. * 876 4,380
SkyWest, Inc. * 2,774 105,828
Southwest Airlines Co. * 44,962 2,012,499
Spirit Airlines, Inc. * 6,364 136,635
Sun Country Airlines Holdings,
Inc. * 2,295 61,001
United Airlines Holdings, Inc. * 17,659 757,218
6,513,297
Auto Components 0.1%
Adient plc * 5,169 216,943
American Axle &
Manufacturing Holdings,
Inc. * 4,532 36,891
Aptiv plc * 12,535 1,712,030
BorgWarner, Inc. 12,371 542,468
Cooper-Standard Holdings,
Inc. * 627 12,910
Dana, Inc. 7,939 171,959
Dorman Products, Inc. * 1,404 131,457
Fox Factory Holding Corp. * 2,221 295,548
Gentex Corp. 12,446 390,804
Gentherm, Inc. * 1,789 156,341
Goodyear Tire & Rubber Co.
(The) * 15,085 312,712
Holley, Inc. * 196 2,321
LCI Industries 1,427 175,764
Lear Corp. 3,258 545,129
Luminar Technologies, Inc. * 1,335 19,544
Modine Manufacturing Co. * 2,023 18,510
Motorcar Parts of America,
Inc. * 763 12,612
Patrick Industries, Inc. 421 27,112
QuantumScape Corp. *(d) 11,235 187,512
Solid Power, Inc. * 221 1,474
Standard Motor Products, Inc. 779 37,291
Stoneridge, Inc. * 1,057 19,946
Tenneco, Inc., Class A * 2,142 22,491
Visteon Corp. * 1,735 176,120
XL Fleet Corp. * 714 1,528
XPEL, Inc. Reg. S* 562 35,046
5,262,463

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
Automobiles 0.9%
Arcimoto, Inc. * 178 1,088
Canoo, Inc. *(d) 4,235 25,918
Electric Last Mile Solutions,
Inc. * 331 1,725
Faraday Future Intelligent
Electric, Inc. * 1,887 8,076
Fisker, Inc. *(d) 9,456 111,675
Ford Motor Co. 202,126 4,103,158
General Motors Co. * 101,550 5,354,731
Harley-Davidson, Inc. 8,296 286,793
Lordstown Motors Corp. * 657 1,971
Lucid Group, Inc. * 3,224 94,753
Rivian Automotive, Inc.,
Class A *(d) 7,568 497,520
Stellantis NV 13,359 257,695
Tesla, Inc. * 41,914 39,261,682
Thor Industries, Inc. 2,820 266,744
Toyota Motor Corp. , ADR-JP 3,187 632,460
Winnebago Industries, Inc. 1,886 121,685
Workhorse Group, Inc. *(d) 3,842 12,986
51,040,660
Banks 1.9%
1st Source Corp. 624 31,125
Allegiance Bancshares, Inc. 119 5,240
Amalgamated Financial Corp. 442 7,518
Amerant Bancorp, Inc. 923 31,382
American National
Bankshares, Inc. 467 17,653
Ameris Bancorp 3,451 170,169
Arrow Financial Corp. 677 23,952
Associated Banc-Corp. 12,655 302,455
Atlantic Capital Bancshares,
Inc. * 881 26,536
Atlantic Union Bankshares
Corp. 5,483 223,268
Banc of California, Inc. 4,121 79,618
BancFirst Corp. 643 48,193
Bancorp, Inc. (The) * 825 24,602
Bank First Corp. (d) 252 17,638
Bank of America Corp. 376,300 17,362,482
Bank of Hawaii Corp. 3,178 273,530
Bank of Marin Bancorp 562 20,957
Bank of NT Butterfield & Son
Ltd. (The) 3,080 112,882
Bank OZK 7,447 348,892
BankUnited, Inc. 2,032 84,836
Banner Corp. 691 42,918
Bar Harbor Bankshares 631 19,271
Berkshire Hills Bancorp, Inc. 708 20,950
BOK Financial Corp. 2,039 209,099
Brookline Bancorp, Inc. 1,107 18,930
Business First Bancshares,
Inc. 579 15,894
Byline Bancorp, Inc. 1,022 26,572
Cadence Bank 3,940 122,810
Cambridge Bancorp 256 22,922
Camden National Corp. 591 29,349
Canadian Imperial Bank of
Commerce 5,344 670,779
Common Stocks
Shares Value ($)
Banks
Capital Bancorp, Inc. 299 7,726
Capital City Bank Group, Inc. 584 16,153
Capstar Financial Holdings,
Inc. 631 13,535
Carter Bankshares, Inc. * 984 15,144
Cathay General Bancorp 5,466 246,845
CBTX, Inc. 743 21,867
Central Pacific Financial Corp. 172 5,005
Citigroup, Inc. 103,618 6,747,604
Citizens & Northern Corp. 593 14,896
Citizens Financial Group, Inc. 23,646 1,217,060
City Holding Co. 92 7,379
Civista Bancshares, Inc. 691 16,660
CNB Financial Corp. 655 17,495
Coastal Financial Corp. * 330 15,979
Columbia Banking System,
Inc. 1,113 38,699
Comerica, Inc. 7,040 653,171
Commerce Bancshares, Inc. 6,496 447,639
Community Bank System, Inc. 335 23,926
Community Trust Bancorp,
Inc. 673 29,740
ConnectOne Bancorp, Inc. 3,425 109,634
CrossFirst Bankshares, Inc. * 2,063 31,894
Cullen/Frost Bankers, Inc. 3,787 534,005
Customers Bancorp, Inc. * 1,550 90,365
CVB Financial Corp. 3,565 78,537
Dime Community Bancshares,
Inc. 2,473 86,456
Eagle Bancorp, Inc. 720 43,178
East West Bancorp, Inc. 7,077 611,028
Eastern Bankshares, Inc. 10,098 214,986
Enterprise Bancorp, Inc. 412 17,588
Enterprise Financial Services
Corp. 3,388 167,842
Equity Bancshares, Inc.,
Class A 610 19,557
Farmers National Banc Corp. 1,095 19,108
FB Financial Corp. 1,316 58,588
Fidelity D&D Bancorp, Inc. 118 6,210
Fifth Third Bancorp 37,339 1,666,440
Financial Institutions, Inc. 533 17,184
First Bancorp, Inc. (The) 471 15,138
First Bancorp/NC 1,786 78,423
First Bancorp/PR 1,504 21,883
First Bancshares, Inc. (The) 866 31,237
First Bank 579 8,482
First Busey Corp. 2,127 59,301
First Citizens BancShares,
Inc., Class A 623 485,367
First Commonwealth Financial
Corp. 888 14,705
First Community Bankshares,
Inc. 717 22,378
First Financial Bancorp 1,053 26,546
First Financial Bankshares,
Inc. 7,781 365,629
First Financial Corp. 1,543 69,265
First Foundation, Inc. 1,622 42,415
First Hawaiian, Inc. 8,421 238,735

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
First Horizon Corp. 31,944 546,562
First Internet Bancorp 361 18,144
First Interstate BancSystem,
Inc., Class A 1,451 53,324
First Merchants Corp. 3,636 154,276
First Mid Bancshares, Inc. 628 25,842
First Midwest Bancorp, Inc. 1,730 35,932
First of Long Island Corp.
(The) 961 21,056
First Republic Bank 9,585 1,663,860
Flushing Financial Corp. 1,216 28,710
FNB Corp. 27,259 352,186
Fulton Financial Corp. 13,282 238,412
German American Bancorp,
Inc. 937 37,105
Glacier Bancorp, Inc. 6,283 326,276
Great Southern Bancorp, Inc. 497 29,492
Great Western Bancorp, Inc. 955 29,490
Guaranty Bancshares, Inc. 381 13,541
Hancock Whitney Corp. 5,781 304,774
Hanmi Financial Corp. 1,000 26,880
HarborOne Bancorp, Inc. 2,104 29,877
HBT Financial, Inc. 317 5,899
HDFC Bank Ltd. , ADR-IN 4,673 320,708
Heartland Financial USA, Inc. 2,818 146,621
Heritage Commerce Corp. 2,455 30,589
Heritage Financial Corp. 577 13,998
Hilltop Holdings, Inc. 4,445 146,818
Home BancShares, Inc. 9,854 232,160
HomeStreet, Inc. 125 6,094
HomeTrust Bancshares, Inc. 659 20,515
Hope Bancorp, Inc. 740 12,395
Horizon Bancorp, Inc. 1,718 36,645
Huntington Bancshares, Inc. 79,868 1,202,812
Independent Bank Corp. 2,326 140,639
Independent Bank Group, Inc. 2,232 169,453
International Bancshares
Corp. 3,620 152,149
Investors Bancorp, Inc. 11,871 193,735
JPMorgan Chase & Co. 152,739 22,697,015
KeyCorp 52,444 1,314,247
Lakeland Bancorp, Inc. 1,938 36,686
Lakeland Financial Corp. 991 79,211
Live Oak Bancshares, Inc. 1,787 105,183
M&T Bank Corp. 6,516 1,103,680
Macatawa Bank Corp. 1,692 15,296
Mercantile Bank Corp. 577 22,197
Meta Financial Group, Inc. 402 23,903
Metrocity Bankshares, Inc. 710 18,311
Metropolitan Bank Holding
Corp. * 325 32,500
Mid Penn Bancorp, Inc. 211 6,298
Midland States Bancorp, Inc. 941 27,167
MidWestOne Financial Group,
Inc. 570 18,200
MVB Financial Corp. 352 14,087
National Bank Holdings Corp.,
Class A 297 13,484
NBT Bancorp, Inc. 811 31,369
Nicolet Bankshares, Inc. * 382 35,560
Common Stocks
Shares Value ($)
Banks
Northrim Bancorp, Inc. 276 12,127
OceanFirst Financial Corp. 2,330 52,891
OFG Bancorp 223 6,170
Old National Bancorp 1,023 18,752
Old Second Bancorp, Inc. 1,142 15,337
Origin Bancorp, Inc. 874 37,337
Orrstown Financial Services,
Inc. 369 9,133
Pacific Premier Bancorp, Inc. 1,802 68,927
PacWest Bancorp 7,515 348,921
Park National Corp. 589 79,786
Peapack-Gladstone Financial
Corp. 828 30,504
Peoples Bancorp, Inc. 2,969 98,422
Peoples Financial Services
Corp. 297 15,067
People's United Financial, Inc. 22,563 437,271
Pinnacle Financial Partners,
Inc. 4,303 416,143
PNC Financial Services
Group, Inc. (The) 22,544 4,643,839
Popular, Inc. 3,402 303,356
Preferred Bank 86 6,713
Primis Financial Corp. 887 13,181
Prosperity Bancshares, Inc. 10,227 749,128
QCR Holdings, Inc. 649 37,019
RBB Bancorp 691 18,650
Red River Bancshares, Inc. 159 8,263
Regions Financial Corp. 52,794 1,211,094
Renasant Corp. 1,336 49,138
Republic Bancorp, Inc.,
Class A 423 20,735
Republic First Bancorp, Inc. * 1,351 5,809
S&T Bancorp, Inc. 480 14,789
Sandy Spring Bancorp, Inc. 3,525 166,768
Seacoast Banking Corp. of
Florida 2,832 103,368
ServisFirst Bancshares, Inc. 3,157 267,935
Sierra Bancorp 550 14,592
Signature Bank 3,750 1,142,363
Silvergate Capital Corp.,
Class A * 1,269 136,722
Simmons First National Corp.,
Class A 5,484 156,842
SmartFinancial, Inc. 595 15,952
South Plains Financial, Inc. 366 10,588
South State Corp. 3,910 330,043
Southern First Bancshares,
Inc. * 339 19,865
Southside Bancshares, Inc. 318 13,324
Spirit of Texas Bancshares,
Inc. 561 15,618
Sterling Bancorp 12,387 325,654
Stock Yards Bancorp, Inc. 806 48,022
Summit Financial Group, Inc. 520 14,518
SVB Financial Group * 2,997 1,749,948
Synovus Financial Corp. 8,963 445,999
Texas Capital Bancshares,
Inc. * 2,973 186,407
Tompkins Financial Corp. 604 48,054

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Banks
Toronto-Dominion Bank (The) 4,017 321,481
Towne Bank 5,239 164,400
TriCo Bancshares 1,106 48,078
TriState Capital Holdings,
Inc. * 977 30,863
Triumph Bancorp, Inc. * 1,363 119,235
Truist Financial Corp. 69,429 4,361,530
Trustmark Corp. 2,433 79,267
UMB Financial Corp. 2,693 265,126
Umpqua Holdings Corp. 18,169 368,467
United Bankshares, Inc. 8,082 285,537
United Community Banks, Inc. 1,477 52,271
Univest Financial Corp. 1,155 34,800
US Bancorp 70,643 4,110,716
Valley National Bancorp 25,011 348,153
Veritex Holdings, Inc. 342 13,731
Washington Trust Bancorp,
Inc. 679 38,757
Webster Financial Corp. 5,676 322,454
Wells Fargo & Co. 206,988 11,135,954
WesBanco, Inc. 4,423 156,972
West Bancorp, Inc. 678 20,015
Westamerica Bancorp 382 22,187
Western Alliance Bancorp 4,989 494,859
Wintrust Financial Corp. 3,630 355,994
Zions Bancorp NA 9,449 640,831
105,315,174
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A * 522 219,673
Brown-Forman Corp., Class A 12,455 833,863
Celsius Holdings, Inc. * 2,846 135,840
Coca-Cola Co. (The) 200,227 12,215,849
Coca-Cola Consolidated, Inc. 165 94,545
Constellation Brands, Inc.,
Class A 8,083 1,921,733
Duckhorn Portfolio, Inc. (The) * 224 4,471
Keurig Dr Pepper, Inc. 48,093 1,825,129
MGP Ingredients, Inc. 532 40,251
Molson Coors Beverage Co.,
Class B 9,877 470,738
Monster Beverage Corp. * 19,622 1,701,620
National Beverage Corp. 903 40,337
NewAge, Inc. * 3,377 2,531
PepsiCo, Inc. 70,811 12,287,125
Primo Water Corp. 8,129 135,754
31,929,459
Biotechnology 1.0%
2seventy bio, Inc. * 853 15,926
4D Molecular Therapeutics,
Inc. * 1,095 17,301
89bio, Inc. * 83 489
Aadi Bioscience, Inc. * 113 2,147
AbbVie, Inc. 91,128 12,474,512
ACADIA Pharmaceuticals,
Inc. * 7,861 176,794
Adagio Therapeutics, Inc. *(d) 818 5,873
Common Stocks
Shares Value ($)
Biotechnology
Adverum Biotechnologies,
Inc. * 2,428 4,006
Aeglea BioTherapeutics, Inc. * 2,033 8,742
Affimed NV * 1,865 7,609
Agenus, Inc. * 5,984 16,516
Agios Pharmaceuticals, Inc. * 4,034 124,610
Akebia Therapeutics, Inc. * 5,418 10,782
Akero Therapeutics, Inc. * 453 7,937
Alaunos Therapeutics, Inc. *(d) 8,205 8,861
Albireo Pharma, Inc. * 577 16,439
Aldeyra Therapeutics, Inc. * 358 1,314
Alector, Inc. * 1,872 29,690
Aligos Therapeutics, Inc. * 528 1,684
Alkermes plc * 9,627 245,489
Allakos, Inc. * 2,095 14,162
Allogene Therapeutics, Inc. * 5,364 61,418
Allovir, Inc. * 971 7,923
Alnylam Pharmaceuticals,
Inc. * 6,366 875,962
Altimmune, Inc. * 225 1,816
ALX Oncology Holdings, Inc. * 413 6,608
Amgen, Inc. 29,393 6,676,326
Amicus Therapeutics, Inc. * 16,528 155,528
AnaptysBio, Inc. * 889 28,421
Anavex Life Sciences Corp. * 1,804 23,596
Anika Therapeutics, Inc. * 568 18,062
Annexon, Inc. * 277 2,077
Apellis Pharmaceuticals, Inc. * 4,046 162,932
Applied Molecular Transport,
Inc. * 670 6,311
Applied Therapeutics, Inc. * 533 1,642
Arcturus Therapeutics
Holdings, Inc. * 802 20,956
Arcus Biosciences, Inc. * 1,359 41,857
Arcutis Biotherapeutics, Inc. * 499 7,540
Ardelyx, Inc. * 2,586 2,137
Arena Pharmaceuticals, Inc. * 3,274 301,143
Arrowhead Pharmaceuticals,
Inc. * 5,601 295,509
Atara Biotherapeutics, Inc. * 2,403 36,910
Athenex, Inc. * 2,401 2,449
Athersys, Inc. * 6,642 6,576
Atossa Therapeutics, Inc. * 1,437 1,969
Atreca, Inc., Class A * 782 1,658
Avalo Therapeutics, Inc. * 769 756
Avid Bioservices, Inc. * 3,894 73,480
Avidity Biosciences, Inc. * 1,144 19,013
Avita Medical, Inc. * 151 1,460
Avrobio, Inc. * 913 1,771
Beam Therapeutics, Inc. * 2,853 197,456
Beyondspring, Inc. * 830 2,681
BioAtla, Inc. * 150 1,434
BioCryst Pharmaceuticals,
Inc. *(d) 10,791 166,721
Biogen, Inc. * 7,793 1,761,218
Biohaven Pharmaceutical
Holding Co. Ltd. * 3,125 415,219
BioMarin Pharmaceutical,
Inc. * 10,254 908,812
Bioxcel Therapeutics, Inc. * 473 7,994

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Black Diamond Therapeutics,
Inc. * 446 1,860
Bluebird Bio, Inc. * 2,560 20,198
Blueprint Medicines Corp. * 3,432 264,607
Bolt Biotherapeutics, Inc. * 1,064 4,086
Bridgebio Pharma, Inc. *(d) 6,319 62,369
C4 Therapeutics, Inc. * 1,460 35,668
CareDx, Inc. * 3,124 130,583
Caribou Biosciences, Inc. * 140 1,502
Catalyst Pharmaceuticals,
Inc. * 4,020 23,155
Celldex Therapeutics, Inc. * 1,436 44,530
CEL-SCI Corp. * 1,414 8,541
Celularity, Inc., Class A * 261 1,175
Cerevel Therapeutics
Holdings, Inc. * 3,115 81,115
ChemoCentryx, Inc. * 3,506 94,276
Chimerix, Inc. * 1,764 10,072
Chinook Therapeutics, Inc. * 588 7,585
Clovis Oncology, Inc. *(d) 2,843 5,800
Cogent Biosciences, Inc. * 211 1,595
Coherus Biosciences, Inc. * 1,228 15,178
Cortexyme, Inc. * 624 3,794
Crinetics Pharmaceuticals,
Inc. * 1,083 20,458
Cue Biopharma, Inc. * 970 7,168
Cullinan Oncology, Inc. * 1,004 13,534
CureVac NV * 1,540 29,737
Curis, Inc. * 544 1,735
Cytokinetics, Inc. * 4,680 155,329
CytomX Therapeutics, Inc. * 1,893 8,708
Deciphera Pharmaceuticals,
Inc. * 1,539 12,974
Denali Therapeutics, Inc. * 5,052 172,879
DermTech, Inc. * 373 4,778
Design Therapeutics, Inc. * 131 1,656
Dynavax Technologies
Corp. *(d) 7,093 91,996
Dyne Therapeutics, Inc. * 179 1,328
Eagle Pharmaceuticals, Inc. * 407 18,698
Editas Medicine, Inc. * 4,283 81,548
Eiger BioPharmaceuticals,
Inc. * 922 3,983
Emergent BioSolutions, Inc. * 3,366 157,529
Enanta Pharmaceuticals, Inc. * 741 44,030
Epizyme, Inc. * 3,362 4,135
EQRx, Inc. * 349 1,616
Erasca, Inc. * 144 1,706
Evelo Biosciences, Inc. * 409 1,926
Exact Sciences Corp. * 9,319 711,599
Exagen, Inc. * 171 1,681
Exelixis, Inc. * 17,178 310,922
Fate Therapeutics, Inc. * 4,773 198,127
FibroGen, Inc. * 7,523 113,522
Foghorn Therapeutics, Inc. * 1,604 24,670
Forma Therapeutics Holdings,
Inc. * 902 10,680
Fortress Biotech, Inc. * 1,684 3,520
Frequency Therapeutics, Inc. * 1,005 5,397
G1 Therapeutics, Inc. * 1,342 13,527
Common Stocks
Shares Value ($)
Biotechnology
Generation Bio Co. * 1,291 8,391
Geron Corp. *(d) 8,930 10,002
Gilead Sciences, Inc. 66,517 4,568,388
Ginkgo Bioworks Holdings,
Inc. * 7,747 46,327
Global Blood Therapeutics,
Inc. * 2,379 68,634
Gossamer Bio, Inc. * 1,956 18,758
Gritstone bio, Inc. * 1,464 7,993
Halozyme Therapeutics, Inc. * 8,111 280,722
Harpoon Therapeutics, Inc. * 334 1,767
Heron Therapeutics, Inc. *(d) 3,456 30,102
Homology Medicines, Inc. * 1,059 3,939
Hookipa Pharma, Inc. * 635 953
Horizon Therapeutics plc * 12,576 1,173,718
Humacyte, Inc. * 313 1,684
Humanigen, Inc. * 2,180 5,624
iBio, Inc. * 1,285 615
Ideaya Biosciences, Inc. * 559 9,263
IGM Biosciences, Inc. * 292 5,168
Immunic, Inc. * 138 1,627
ImmunityBio, Inc. *(d) 1,198 6,972
ImmunoGen, Inc. * 6,935 39,183
Immunovant, Inc. * 1,571 10,981
Incyte Corp. * 10,310 766,342
Inhibrx, Inc. *(d) 2,017 53,572
Inovio Pharmaceuticals,
Inc. *(d) 5,800 24,012
Insmed, Inc. * 7,133 161,776
Instil Bio, Inc. * 343 3,982
Intellia Therapeutics, Inc. * 3,731 352,841
Intercept Pharmaceuticals,
Inc. *(d) 994 16,292
Invitae Corp. *(d) 11,847 133,160
Ionis Pharmaceuticals, Inc. * 9,039 287,440
Iovance Biotherapeutics, Inc. * 8,876 147,785
Ironwood Pharmaceuticals,
Inc. * 9,518 106,126
iTeos Therapeutics, Inc. * 355 13,000
IVERIC bio, Inc. * 8,521 118,783
Jounce Therapeutics, Inc. * 706 5,281
KalVista Pharmaceuticals,
Inc. * 621 7,837
Karuna Therapeutics, Inc. * 1,388 154,151
Karyopharm Therapeutics,
Inc. * 3,326 29,601
Keros Therapeutics, Inc. * 267 12,381
Kezar Life Sciences, Inc. * 1,144 15,078
Kiniksa Pharmaceuticals Ltd.,
Class A * 877 9,849
Kinnate Biopharma, Inc. * 1,122 12,320
Kodiak Sciences, Inc. * 1,973 115,815
Kronos Bio, Inc. * 1,329 12,094
Krystal Biotech, Inc. * 503 29,677
Kura Oncology, Inc. * 2,061 29,039
Kymera Therapeutics, Inc. * 1,043 43,806
Lexicon Pharmaceuticals,
Inc. * 2,159 6,844
Ligand Pharmaceuticals, Inc. * 862 107,431

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Biotechnology
Lineage Cell Therapeutics,
Inc. * 795 1,256
Lyell Immunopharma, Inc. * 148 841
MacroGenics, Inc. * 5,295 65,393
Madrigal Pharmaceuticals,
Inc. * 1,083 62,359
Magenta Therapeutics, Inc. * 1,122 3,669
MannKind Corp. * 10,165 37,915
MEI Pharma, Inc. * 4,723 9,115
MeiraGTx Holdings plc * 876 13,131
Mersana Therapeutics, Inc. * 1,770 8,443
MiMedx Group, Inc. * 4,025 19,964
Mirati Therapeutics, Inc. * 2,473 295,029
Mirum Pharmaceuticals, Inc. * 304 5,791
Moderna, Inc. * 17,781 3,010,857
Molecular Templates, Inc. * 912 2,809
Morphic Holding, Inc. * 494 20,960
Mustang Bio, Inc. * 912 1,076
Myovant Sciences Ltd. * 220 2,873
Myriad Genetics, Inc. * 2,833 74,480
Natera, Inc. * 4,736 334,598
Neoleukin Therapeutics, Inc. * 827 2,952
Neurocrine Biosciences, Inc. * 5,160 407,743
Nkarta, Inc. * 503 4,985
Novavax, Inc. *(d) 4,032 377,798
Nurix Therapeutics, Inc. * 1,036 19,290
Ocugen, Inc. *(d) 5,966 21,179
Olema Pharmaceuticals, Inc. * 927 5,961
Oncocyte Corp. * 1,983 3,371
OPKO Health, Inc. *(d) 30,522 95,534
Organogenesis Holdings,
Inc. * 1,157 8,897
ORIC Pharmaceuticals, Inc. * 497 4,915
Oyster Point Pharma, Inc. * 167 2,002
Passage Bio, Inc. * 785 3,949
PMV Pharmaceuticals, Inc. * 954 15,321
Point Biopharma Global, Inc. * 447 2,883
Praxis Precision Medicines,
Inc. * 333 4,948
Precigen, Inc. * 3,010 7,766
Precision BioSciences, Inc. * 1,547 7,379
Prelude Therapeutics, Inc. * 490 4,866
Prometheus Biosciences,
Inc. * 162 5,821
Protagonist Therapeutics,
Inc. * 1,090 31,926
Prothena Corp. plc * 1,095 37,318
PTC Therapeutics, Inc. * 5,325 214,171
Puma Biotechnology, Inc. * 916 2,253
Radius Health, Inc. * 1,805 13,682
RAPT Therapeutics, Inc. * 2,311 49,964
Recursion Pharmaceuticals,
Inc., Class A *(d) 7,177 84,976
Regeneron Pharmaceuticals,
Inc. * 5,161 3,140,933
REGENXBIO, Inc. * 1,352 35,693
Relay Therapeutics, Inc. * 5,631 124,614
Replimune Group, Inc. * 839 16,637
REVOLUTION Medicines,
Inc. * 2,487 53,520
Common Stocks
Shares Value ($)
Biotechnology
Rhythm Pharmaceuticals,
Inc. * 1,388 10,285
Rigel Pharmaceuticals, Inc. * 6,857 17,554
Rocket Pharmaceuticals, Inc. * 1,574 26,191
Rubius Therapeutics, Inc. * 1,592 10,746
Sage Therapeutics, Inc. * 3,105 122,399
Sana Biotechnology, Inc. *(d) 2,888 25,299
Sangamo Therapeutics, Inc. * 4,672 28,172
Sarepta Therapeutics, Inc. * 4,743 339,457
Scholar Rock Holding Corp. * 962 17,133
Seagen, Inc. * 7,225 971,835
Selecta Biosciences, Inc. * 2,499 6,247
Seres Therapeutics, Inc. * 1,571 13,102
Shattuck Labs, Inc. * 377 2,605
Silverback Therapeutics,
Inc. *(d) 603 2,937
Solid Biosciences, Inc. * 903 1,102
Sorrento Therapeutics,
Inc. *(d) 18,036 62,224
Spectrum Pharmaceuticals,
Inc. * 5,023 3,523
Spero Therapeutics, Inc. * 668 7,929
SpringWorks Therapeutics,
Inc. * 949 52,840
Stoke Therapeutics, Inc. * 587 11,124
Sutro Biopharma, Inc. * 724 7,732
Syndax Pharmaceuticals,
Inc. * 1,320 21,569
Syros Pharmaceuticals, Inc. * 1,525 3,020
Tango Therapeutics, Inc. * 303 2,585
Taysha Gene Therapies, Inc. * 386 3,069
TCR2 Therapeutics, Inc. * 455 1,520
TG Therapeutics, Inc. * 7,368 85,248
Travere Therapeutics, Inc. * 3,915 107,662
Turning Point Therapeutics,
Inc. * 1,577 58,712
Twist Bioscience Corp. * 2,785 165,485
Ultragenyx Pharmaceutical,
Inc. * 3,876 271,049
United Therapeutics Corp. * 2,231 450,372
UroGen Pharma Ltd. * 672 5,188
Vanda Pharmaceuticals, Inc. * 2,054 31,139
Vaxart, Inc. *(d) 1,622 8,029
Vaxcyte, Inc. * 922 17,555
VBI Vaccines, Inc. * 4,464 7,589
Veracyte, Inc. * 4,176 126,992
Verastem, Inc. * 5,575 8,530
Vericel Corp. * 1,690 60,130
Vertex Pharmaceuticals, Inc. * 13,092 3,182,011
Verve Therapeutics, Inc. * 643 18,531
Viking Therapeutics, Inc. * 2,682 9,950
Vir Biotechnology, Inc. * 3,675 126,163
VistaGen Therapeutics, Inc. * 1,216 1,982
Vor BioPharma, Inc. * 960 7,920
XBiotech, Inc. 515 5,547
Xencor, Inc. * 4,256 146,279
Xilio Therapeutics, Inc. * 345 4,695
XOMA Corp. * 198 4,103
Y-mAbs Therapeutics, Inc. * 1,185 11,720

14 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Zentalis Pharmaceuticals,
Inc. * 2,282 130,257
53,230,978
Building Products 0.4%
A O Smith Corp. 7,220 551,752
AAON, Inc. 2,219 142,571
Advanced Drainage Systems,
Inc. 3,175 359,061
AGC, Inc. 91,400 4,188,965
Allegion plc 4,760 584,195
American Woodmark Corp. * 1,123 67,301
Apogee Enterprises, Inc. 1,052 46,972
Armstrong World Industries,
Inc. 2,817 278,939
AZEK Co., Inc. (The) * 6,429 212,350
Builders FirstSource, Inc. * 9,517 647,061
Caesarstone Ltd. 815 10,049
Carlisle Cos., Inc. 2,794 624,291
Carrier Global Corp. 57,734 2,752,757
Cornerstone Building Brands,
Inc. * 1,587 23,408
CSW Industrials, Inc. 580 64,380
Daikin Industries Ltd. 4,300 903,411
Fortune Brands Home &
Security, Inc. 7,273 684,898
Gibraltar Industries, Inc. * 1,248 68,390
Griffon Corp. 1,553 34,772
Insteel Industries, Inc. 783 29,621
Janus International Group,
Inc. * 352 3,731
JELD-WEN Holding, Inc. * 5,300 125,080
Johnson Controls International
plc 41,163 2,991,315
Lennox International, Inc. 1,661 471,093
Masco Corp. 17,408 1,102,449
Masonite International Corp. * 1,294 128,417
Owens Corning 5,620 498,494
PGT Innovations, Inc. * 747 14,186
Quanex Building Products
Corp. 1,331 29,002
Resideo Technologies, Inc. * 7,662 189,864
Simpson Manufacturing Co.,
Inc. 2,402 270,922
Trane Technologies plc 12,448 2,154,749
Trex Co., Inc. * 6,028 551,381
UFP Industries, Inc. 2,962 236,545
View, Inc. * 4,522 11,893
Zurn Water Solutions Corp. 6,739 205,809
21,260,074
Capital Markets 1.3%
Accelerate Acquisition Corp.,
Class A * 253 2,452
Advanced Merger Partners,
Inc., Class A * 181 1,758
Affiliated Managers Group,
Inc. 1,816 265,517
African Gold Acquisition Corp.,
Class A * 262 2,533
Common Stocks
Shares Value ($)
Capital Markets
Agile Growth Corp., Class A * 195 1,886
AltC Acquisition Corp.,
Class A * 309 2,988
Altimeter Growth Corp. 2,
Class A * 274 2,672
Altitude Acquisition Corp.,
Class A * 189 1,869
Ameriprise Financial, Inc. 4,913 1,495,075
Anzu Special Acquisition Corp.
I, Class A * 269 2,607
Apollo Strategic Growth
Capital, Class A * 517 5,113
Apollo Strategic Growth
Capital II, Class A * 437 4,235
ArcLight Clean Transition
Corp. II, Class A * 196 1,931
Arctos NorthStar Acquisition
Corp., Class A * 199 1,932
Ares Acquisition Corp.,
Class A * 632 6,143
Ares Management Corp. 8,047 641,507
Artisan Partners Asset
Management, Inc., Class A 8,053 347,970
Assetmark Financial Holdings,
Inc. * 3,875 92,961
Associated Capital Group,
Inc., Class A 184 8,262
Atlantic Coastal Acquisition
Corp., Class A * 217 2,142
Atlas Crest Investment Corp.
II, Class A * 213 2,075
Austerlitz Acquisition Corp. I,
Class A * 437 4,239
Austerlitz Acquisition Corp. II,
Class A * 871 8,440
B. Riley Financial, Inc. 3,104 191,113
Bakkt Holdings, Inc. * 1,624 6,999
Bank of New York Mellon
Corp. (The) 47,175 2,795,591
BGC Partners, Inc., Class A 12,570 53,045
BlackRock, Inc. 889 731,594
Blackstone, Inc. 36,779 4,853,725
Blucora, Inc. * 5,665 91,886
Blue Owl Capital, Inc. 1,811 22,511
BlueRiver Acquisition Corp.,
Class A * 177 1,722
Bluescape Opportunities
Acquisition Corp., Class A * 385 3,769
Bridge Investment Group
Holdings, Inc., Class A 152 3,268
Brightsphere Investment
Group, Inc. 2,835 61,179
Broadscale Acquisition Corp.,
Class A * 217 2,137
Burgundy Technology
Acquisition Corp., Class A * 224 2,242
BYTE Acquisition Corp.,
Class A * 210 2,031
Carlyle Group, Inc. (The) 22,853 1,166,646

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Capital Markets
Carney Technology Acquisition
Corp. II, Class A * 260 2,540
Cartesian Growth Corp.,
Class A * 217 2,148
Catalyst Partners Acquisition
Corp., Class A * 217 2,098
Cboe Global Markets, Inc. 6,028 714,499
CC Neuberger Principal
Holdings II, Class A * 511 5,054
CC Neuberger Principal
Holdings III, Class A * 252 2,457
CF Acquisition Corp. IV,
Class A * 323 3,159
CF Acquisition Corp. VI,
Class A * 185 2,155
Charles Schwab Corp. (The) 77,831 6,825,779
CHP Merger Corp., Class A * 189 1,918
Churchill Capital Corp. V,
Class A * 317 3,094
Churchill Capital Corp. VI,
Class A * 350 3,423
Churchill Capital Corp. VII,
Class A * 872 8,485
CION Investment Corp. 360 4,500
Clarim Acquisition Corp.,
Class A * 181 1,754
CME Group, Inc. 18,951 4,349,254
Cohen & Steers, Inc. 2,103 175,664
Cohn Robbins Holdings Corp.,
Class A * 524 5,172
Coinbase Global, Inc.,
Class A * 814 154,782
Colicity, Inc., Class A * 217 2,107
Colonnade Acquisition Corp.
II, Class A * 208 2,018
Compute Health Acquisition
Corp., Class A * 546 5,302
Concord Acquisition Corp.,
Class A * 175 1,741
Constellation Acquisition Corp.
I, Class A * 195 1,893
Conx Corp., Class A * 475 4,655
Corner Growth Acquisition
Corp., Class A * 253 2,467
COVA Acquisition Corp.,
Class A * 189 1,839
Cowen, Inc., Class A 1,090 34,531
D & Z Media Acquisition Corp.,
Class A * 181 1,756
Decarbonization Plus
Acquisition Corp. IV,
Class A * 199 1,970
DHC Acquisition Corp.,
Class A * 195 1,889
Diamond Hill Investment
Group, Inc. 405 75,634
DiamondHead Holdings Corp.,
Class A * 217 2,108
Common Stocks
Shares Value ($)
Capital Markets
Digital Transformation
Opportunities Corp.,
Class A * 210 2,037
Donnelley Financial Solutions,
Inc. * 1,232 45,855
DPCM Capital, Inc., Class A * 189 1,852
Dragoneer Growth
Opportunities Corp. III,
Class A * 272 2,644
E.Merge Technology
Acquisition Corp., Class A * 388 3,822
East Resources Acquisition
Co., Class A * 217 2,144
ECP Environmental Growth
Opportunities Corp.,
Class A * 217 1,526
Elliott Opportunity II Corp.,
Class A * 386 3,760
Epiphany Technology
Acquisition Corp., Class A * 260 2,532
Equity Distribution Acquisition
Corp., Class A * 196 1,925
Evercore, Inc., Class A 2,454 306,308
Executive Network Partnering
Corp., Class A * 249 2,448
FactSet Research Systems,
Inc. 2,140 902,845
Far Peak Acquisition Corp.,
Class A * 329 3,257
Federated Hermes, Inc.,
Class B 6,755 223,658
Figure Acquisition Corp. I,
Class A * 181 1,772
FirstMark Horizon Acquisition
Corp., Class A * 262 2,586
Focus Financial Partners, Inc.,
Class A * 3,607 181,649
Forest Road Acquisition Corp.
II, Class A * 221 2,146
Fortress Capital Acquisition
Corp., Class A * 253 2,469
Fortress Value Acquisition
Corp. IV, Class A * 412 3,996
Forum Merger IV Corp.,
Class A * 218 2,119
Franklin Resources, Inc. 34,952 1,117,415
Freedom Acquisition I Corp.,
Class A * 217 2,112
FTAC Hera Acquisition Corp.,
Class A * 416 4,044
Fusion Acquisition Corp. II,
Class A * 317 3,075
G Squared Ascend I, Inc.,
Class A * 217 2,148
GAMCO Investors, Inc.,
Class A 215 4,840
GCM Grosvenor, Inc.,
Class A (d) 3,560 32,360

16 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Global Partner Acquisition
Corp. II, Class A * 189 1,843
GO Acquisition Corp.,
Class A * 364 3,585
Golden Arrow Merger Corp.,
Class A * 181 1,754
Golden Falcon Acquisition
Corp., Class A * 217 2,120
Goldman Sachs Group, Inc.
(The) 17,429 6,181,718
Gores Guggenheim, Inc.,
Class A * 506 5,257
Gores Holdings VII, Inc.,
Class A * 349 3,396
Gores Holdings VIII, Inc.,
Class A * 217 2,168
Gores Technology Partners II,
Inc., Class A * 292 2,856
Greenhill & Co., Inc. 736 12,276
GX Acquisition Corp. II,
Class A * 189 1,847
Hamilton Lane, Inc., Class A 3,675 332,440
Haymaker Acquisition Corp.
III, Class A * 200 1,968
Health Assurance Acquisition
Corp., Class A * 333 3,253
Healthcare Capital Corp.,
Class A * 173 1,727
Healthcare Services
Acquisition Corp., Class A * 209 2,036
Hennessy Capital Investment
Corp. V, Class A * 217 2,105
HIG Acquisition Corp.,
Class A * 229 2,246
Highland Transcend Partners I
Corp., Class A * 189 1,873
Houlihan Lokey, Inc. 2,732 290,357
Hudson Executive Investment
Corp. III, Class A * 380 3,690
HumanCo Acquisition Corp.,
Class A * 197 1,927
IG Acquisition Corp., Class A * 189 1,852
Independence Holdings Corp.,
Class A * 315 3,056
Interactive Brokers Group,
Inc., Class A 4,907 334,608
Intercontinental Exchange,
Inc. 32,180 4,075,919
InterPrivate IV InfraTech
Partners, Inc., Class A * 181 1,759
Invesco Ltd. 20,105 455,579
Jack Creek Investment Corp.,
Class A * 217 2,109
Janus Henderson Group plc 8,419 310,661
Jaws Hurricane Acquisition
Corp., Class A * 199 1,970
Jaws Mustang Acquisition
Corp., Class A * 652 6,337
Jefferies Financial Group, Inc. 13,077 479,141
Common Stocks
Shares Value ($)
Capital Markets
JOFF Fintech Acquisition
Corp., Class A * 262 2,544
Kernel Group Holdings, Inc.,
Class A * 192 1,859
Khosla Ventures Acquisition
Co. * 224 2,180
Khosla Ventures Acquisition
Co. III, Class A * 357 3,459
KINS Technology Group, Inc.,
Class A * 174 1,738
KKR & Co., Inc. 27,509 1,957,540
KKR Acquisition Holdings I
Corp., Class A * 872 8,467
KL Acquisition Corp., Class A * 181 1,774
Landcadia Holdings IV, Inc.,
Class A * 317 3,075
Lazard Growth Acquisition
Corp. I * 364 3,527
Lazard Ltd., Class A 2,681 116,999
Lead Edge Growth
Opportunities Ltd., Class A * 217 2,101
Leo Holdings Corp. II,
Class A * 236 2,292
Liberty Media Acquisition
Corp., Class A * 362 3,638
Longview Acquisition Corp. II,
Class A * 437 4,239
LPL Financial Holdings, Inc. 4,559 785,607
M3-Brigade Acquisition II
Corp., Class A * 253 2,522
MarketAxess Holdings, Inc. 2,083 717,552
Marlin Technology Corp.,
Class A * 262 2,547
Mason Industrial Technology,
Inc., Class A * 317 3,081
MDH Acquisition Corp.,
Class A * 174 1,688
MELI Kaszek Pioneer Corp.,
Class A * 162 1,661
Mission Advancement Corp.,
Class A * 217 2,101
Moelis & Co., Class A 4,420 249,597
Moody's Corp. 8,754 3,002,622
Morgan Stanley 71,406 7,321,971
Morningstar, Inc. 1,429 410,709
Motive Capital Corp., Class A * 262 2,591
MSCI, Inc. 4,260 2,283,871
MSD Acquisition Corp.,
Class A * 364 3,556
Mudrick Capital Acquisition
Corp. II, Class A * 181 1,805
Nasdaq, Inc. 6,857 1,228,843
NightDragon Acquisition
Corp., Class A * 217 2,107
North Atlantic Acquisition
Corp., Class A * 239 2,349
Northern Star Investment
Corp. II, Class A * 251 2,437

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Capital Markets
Northern Star Investment
Corp. III, Class A * 253 2,457
Northern Star Investment
Corp. IV, Class A * 253 2,457
Northern Trust Corp. 11,567 1,349,175
Novus Capital Corp. II,
Class A * 181 1,805
One Equity Partners Open
Water I Corp., Class A * 217 2,118
Open Lending Corp., Class A * 5,555 105,489
Oppenheimer Holdings, Inc.,
Class A 603 25,561
Pathfinder Acquisition Corp.,
Class A * 205 1,986
Perella Weinberg Partners 235 2,552
Peridot Acquisition Corp. II,
Class A * 258 2,505
Periphas Capital Partnering
Corp., Class A * 92 2,245
Pershing Square Tontine
Holdings Ltd., Class A * 1,262 25,051
Pine Technology Acquisition
Corp., Class A * 217 2,148
Pioneer Merger Corp.,
Class A * 255 2,486
Piper Sandler Cos. 2,145 330,802
PJT Partners, Inc., Class A 4,047 280,538
Plum Acquisition Corp. I,
Class A * 199 1,927
Poema Global Holdings Corp.,
Class A * 217 2,148
Pontem Corp., Class A * 437 4,265
Prime Impact Acquisition I,
Class A * 204 2,011
Priveterra Acquisition Corp.,
Class A * 195 1,891
Property Solutions Acquisition
Corp. II, Class A * 207 2,008
Prospector Capital Corp.,
Class A * 205 1,993
Pzena Investment
Management, Inc., Class A 647 6,561
Queen's Gambit Growth
Capital, Class A * 217 2,137
Raymond James Financial,
Inc. 10,810 1,144,455
RedBall Acquisition Corp.,
Class A * 285 2,824
Revolution Healthcare
Acquisition Corp., Class A * 349 3,378
Ribbit LEAP Ltd., Class A * 261 2,563
Rice Acquisition Corp. II,
Class A * 217 2,127
RMG Acquisition Corp. III,
Class A * 306 2,974
Robinhood Markets, Inc.,
Class A * 471 6,665
Ross Acquisition Corp. II,
Class A * 217 2,103
Common Stocks
Shares Value ($)
Capital Markets
RXR Acquisition Corp.,
Class A * 217 2,105
S&P Global, Inc. 12,858 5,338,899
Science Strategic Acquisition
Corp. Alpha, Class A * 196 1,907
Sculptor Capital Management,
Inc. 784 15,366
SEI Investments Co. 9,397 550,758
Senior Connect Acquisition
Corp. I, Class A * 262 2,555
Silver Spike Acquisition Corp.
II, Class A * 181 1,767
SilverBox Engaged Merger
Corp. I, Class A * 217 2,157
Simon Property Group
Acquisition Holdings, Inc.,
Class A * 217 2,105
Slam Corp., Class A * 364 3,527
Social Capital Hedosophia
Holdings Corp. IV, Class A * 292 2,870
Social Capital Hedosophia
Holdings Corp. VI, Class A * 727 7,175
Social Leverage Acquisition
Corp. I, Class A * 217 2,105
Spartan Acquisition Corp. III,
Class A * 350 3,458
State Street Corp. 20,101 1,899,545
StepStone Group, Inc.,
Class A 2,593 90,781
Stifel Financial Corp. 6,941 519,881
StoneX Group, Inc. * 1,584 103,926
Supernova Partners
Acquisition Co. II Ltd.,
Class A * 217 2,159
Sustainable Development
Acquisition I Corp., Class A * 199 1,930
SVF Investment Corp.,
Class A * 382 3,724
SVF Investment Corp. 3,
Class A * 208 2,043
T. Rowe Price Group, Inc. 12,352 1,907,519
Tailwind Acquisition Corp.,
Class A * 211 2,076
Tailwind International
Acquisition Corp., Class A * 217 2,109
Tailwind Two Acquisition
Corp., Class A * 217 2,146
TCV Acquisition Corp.,
Class A * 260 2,519
TCW Special Purpose
Acquisition Corp., Class A * 294 2,852
Tech and Energy Transition
Corp., Class A * 244 2,364
Thunder Bridge Capital
Partners III, Inc., Class A * 195 1,891
TLG Acquisition One Corp.,
Class A * 247 2,398
TortoiseEcofin Acquisition
Corp. III, Class A * 217 2,101

18 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
TPG Pace Beneficial Finance
Corp., Class A * 220 2,160
TPG Pace Beneficial II Corp.,
Class A * 247 2,408
TPG, Inc. * 117 3,928
Tradeweb Markets, Inc.,
Class A 6,311 534,983
Trebia Acquisition Corp. * 259 2,497
Twelve Seas Investment Co.
II, Class A * 225 2,185
UBS Group AG (Registered)
REG 34,190 638,327
USHG Acquisition Corp.,
Class A * 181 1,875
Value Line, Inc. 36 2,123
VectoIQ Acquisition Corp. II,
Class A * 217 2,107
Vector Acquisition Corp. II,
Class A * 278 2,702
Victory Capital Holdings, Inc.,
Class A 96 3,136
Virgin Group Acquisition Corp.
II, Class A * 255 2,522
Virtu Financial, Inc., Class A 10,589 327,518
Virtus Investment Partners,
Inc. 871 227,923
Warburg Pincus Capital Corp.
I-B, Class B * 348 3,383
WisdomTree Investments, Inc. 1,488 8,348
Zimmer Energy Transition
Acquisition Corp., Class A * 217 2,103
74,443,387
Chemicals 0.8%
AdvanSix, Inc. 1,118 47,057
Air Products & Chemicals, Inc. 11,566 3,263,000
Albemarle Corp. 6,144 1,356,227
American Vanguard Corp. 1,208 18,325
Amyris, Inc. *(d) 5,591 25,495
Ashland Global Holdings, Inc. 3,103 298,012
Avient Corp. 5,071 252,384
Axalta Coating Systems Ltd. * 30,222 894,873
Balchem Corp. 1,720 252,737
Cabot Corp. 3,386 186,196
Celanese Corp. 5,362 834,917
CF Industries Holdings, Inc. 11,216 772,446
Chase Corp. 301 28,559
Chemours Co. (The) 7,178 234,792
Corteva, Inc. 46,106 2,216,776
Danimer Scientific, Inc. *(d) 2,412 12,084
Diversey Holdings Ltd. * 467 5,137
Dow, Inc. 39,493 2,358,917
DuPont de Nemours, Inc. 27,523 2,108,262
Eastman Chemical Co. 6,732 800,637
Ecolab, Inc. 12,988 2,460,577
Ecovyst, Inc. 1,696 17,350
Element Solutions, Inc. 12,648 283,821
Ferro Corp. * 3,272 71,330
FMC Corp. 6,315 696,987
FutureFuel Corp. 939 7,324
Common Stocks
Shares Value ($)
Chemicals
GCP Applied Technologies,
Inc. * 1,996 63,672
Hawkins, Inc. 782 29,184
HB Fuller Co. 3,202 229,808
Huntsman Corp. 9,435 338,056
Ingevity Corp. * 2,241 147,704
Innospec, Inc. 1,667 154,964
International Flavors &
Fragrances, Inc. 13,137 1,733,033
Intrepid Potash, Inc. * 394 15,279
JSR Corp. 71,800 2,392,757
Koppers Holdings, Inc. * 825 24,651
Kraton Corp. * 1,997 92,621
Kronos Worldwide, Inc. 946 13,575
Livent Corp. * 9,059 208,448
LyondellBasell Industries NV,
Class A 12,739 1,232,243
Marrone Bio Innovations, Inc. * 1,782 1,317
Minerals Technologies, Inc. 2,015 140,990
Mosaic Co. (The) 17,743 708,833
NewMarket Corp. 401 135,566
Olin Corp. 8,004 405,563
Origin Materials, Inc. * 809 4,239
Orion Engineered Carbons SA 452 7,729
PPG Industries, Inc. 12,367 1,931,725
PureCycle Technologies, Inc. * 1,801 10,716
Quaker Chemical Corp. 720 150,602
Rayonier Advanced Materials,
Inc. * 2,419 15,070
RPM International, Inc. 6,824 604,675
Scotts Miracle-Gro Co. (The) 2,192 331,430
Sensient Technologies Corp. 2,567 217,528
Sherwin-Williams Co. (The) 12,358 3,540,691
Shin-Etsu Chemical Co. Ltd. 49,800 8,339,888
Stepan Co. 1,342 147,835
Tredegar Corp. 1,082 12,713
Trinseo plc 2,493 133,475
Tronox Holdings plc, Class A 6,381 144,849
Valvoline, Inc. 7,777 256,174
Westlake Chemical Corp. 1,225 120,846
Zymergen, Inc. * 1,081 5,621
43,548,292
Commercial Services & Supplies 0.2%
ABM Industries, Inc. 3,902 162,674
ACCO Brands Corp. 3,370 27,432
ACV Auctions, Inc., Class A * 280 3,713
ADT, Inc. 3,494 26,520
Aurora Innovation, Inc. * 618 3,047
Brady Corp., Class A 2,954 153,372
BrightView Holdings, Inc. * 1,359 18,034
Brink's Co. (The) 2,139 149,259
Casella Waste Systems, Inc.,
Class A * 2,633 200,055
CECO Environmental Corp. * 1,380 8,708
Cimpress plc * 944 63,456
Cintas Corp. 4,546 1,779,895
Clean Harbors, Inc. * 2,912 269,506
CompX International, Inc. 68 1,535
Copart, Inc. * 10,976 1,418,648

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Commercial Services & Supplies
CoreCivic, Inc. * 3,804 38,458
Deluxe Corp. 2,713 81,661
Driven Brands Holdings, Inc. * 3,485 98,451
Ennis, Inc. 1,012 19,157
Harsco Corp. * 2,982 46,817
Healthcare Services Group,
Inc. 5,258 95,643
Heritage-Crystal Clean, Inc. * 659 18,854
HNI Corp. 1,290 54,103
IAA, Inc. * 7,212 331,247
Interface, Inc. 2,294 30,418
KAR Auction Services, Inc. * 8,309 118,154
Kimball International, Inc.,
Class B 1,449 14,229
Matthews International Corp.,
Class A 1,216 42,706
MillerKnoll, Inc. 4,273 165,023
Montrose Environmental
Group, Inc. * 786 35,975
MSA Safety, Inc. 1,973 271,090
NL Industries, Inc. 307 1,996
Pitney Bowes, Inc. 2,149 13,238
Republic Services, Inc. 10,404 1,328,175
Rollins, Inc. 12,146 374,704
RR Donnelley & Sons Co. * 430 4,739
Shapeways Holdings, Inc. * 248 794
SP Plus Corp. * 927 26,123
Steelcase, Inc., Class A 3,415 42,141
Stericycle, Inc. * 4,762 279,720
Team, Inc. * 1,012 722
Tetra Tech, Inc. 2,928 407,548
UniFirst Corp. 789 149,981
US Ecology, Inc. * 1,147 32,781
Viad Corp. * 826 31,115
VSE Corp. 65 3,353
Waste Management, Inc. 21,348 3,211,593
11,656,563
Communications Equipment 0.4%
ADTRAN, Inc. 1,881 36,134
Arista Networks, Inc. * 12,684 1,576,748
Aviat Networks, Inc. * 63 1,828
CalAmp Corp. * 1,320 7,841
Calix, Inc. * 3,026 152,147
Cambium Networks Corp. * 219 5,295
Casa Systems, Inc. * 982 4,350
Ciena Corp. * 8,570 568,277
Cisco Systems, Inc. 224,437 12,494,408
Clearfield, Inc. * 371 23,918
CommScope Holding Co.,
Inc. * 12,622 118,521
Comtech Telecommunications
Corp. 1,026 20,859
Digi International, Inc. * 1,210 27,031
DZS, Inc. * 348 5,095
Extreme Networks, Inc. * 4,957 62,904
F5, Inc. * 3,261 677,049
Harmonic, Inc. * 3,606 38,801
Infinera Corp. * 6,346 53,433
Inseego Corp. * 2,734 12,467
Common Stocks
Shares Value ($)
Communications Equipment
Juniper Networks, Inc. 18,251 635,500
KVH Industries, Inc. * 490 4,410
Lumentum Holdings, Inc. * 4,288 435,146
Motorola Solutions, Inc. 8,694 2,016,486
NETGEAR, Inc. * 1,195 33,066
NetScout Systems, Inc. * 4,152 130,996
Plantronics, Inc. * 588 15,670
Ribbon Communications, Inc. * 2,929 13,181
Ubiquiti, Inc. 206 59,748
ViaSat, Inc. * 3,809 167,672
Viavi Solutions, Inc. * 14,967 246,357
19,645,338
Construction & Engineering 0.1%
AECOM 7,526 520,272
Ameresco, Inc., Class A * 1,719 86,999
API Group Corp. * 9,977 222,487
Arcosa, Inc. 2,817 131,441
Argan, Inc. 605 22,476
Comfort Systems USA, Inc. 1,982 177,944
Concrete Pumping Holdings,
Inc. * 859 7,052
Construction Partners, Inc.,
Class A * 911 23,905
Dycom Industries, Inc. * 1,722 145,147
EMCOR Group, Inc. 3,020 360,014
Fluor Corp. * 8,196 172,444
Granite Construction, Inc. 3,301 118,770
Great Lakes Dredge & Dock
Corp. * 2,557 35,005
IES Holdings, Inc. * 273 13,459
INNOVATE Corp. *(d) 2,166 8,512
MasTec, Inc. * 3,034 261,318
Matrix Service Co. * 900 6,534
MYR Group, Inc. * 568 53,409
Northwest Pipe Co. * 285 8,086
NV5 Global, Inc. * 1,034 108,146
Primoris Services Corp. 1,836 47,222
Quanta Services, Inc. 7,232 742,871
Sterling Construction Co.,
Inc. * 1,153 29,298
Tutor Perini Corp. * 1,614 19,207
Valmont Industries, Inc. 1,186 257,635
WillScot Mobile Mini Holdings
Corp. * 11,116 411,737
3,991,390
Construction Materials 0.1%
Eagle Materials, Inc. 2,208 322,037
Forterra, Inc. * 707 16,594
Martin Marietta Materials, Inc. 3,960 1,540,915
Summit Materials, Inc.,
Class A * 6,613 235,158
United States Lime &
Minerals, Inc. 69 8,728
Vulcan Materials Co. 6,949 1,322,464
3,445,896
Consumer Finance 0.3%
Ally Financial, Inc. 18,799 897,088

20 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
American Express Co. 33,080 5,948,446
Atlanticus Holdings Corp. * 196 12,605
Capital One Financial Corp. 22,328 3,276,187
Credit Acceptance Corp. *(d) 456 246,039
Curo Group Holdings Corp. 752 10,776
Discover Financial Services 15,757 1,823,873
Encore Capital Group, Inc. *(d) 1,995 128,678
Enova International, Inc. * 2,820 113,590
EZCORP, Inc., Class A * 2,373 14,167
FirstCash Holdings, Inc. 2,069 144,209
Green Dot Corp., Class A * 545 17,282
LendingClub Corp. * 5,528 103,705
LendingTree, Inc. * 787 95,888
Moneylion, Inc. * 749 1,925
Navient Corp. 9,237 161,001
Nelnet, Inc., Class A 843 74,631
OneMain Holdings, Inc. 6,408 331,037
Oportun Financial Corp. * 800 14,408
PRA Group, Inc. * 3,288 152,892
PROG Holdings, Inc. * 3,589 142,878
Regional Management Corp. 395 20,050
SLM Corp. 17,090 313,431
SoFi Technologies, Inc. * 3,376 42,133
Synchrony Financial 30,038 1,279,318
Upstart Holdings, Inc. * 2,446 266,638
World Acceptance Corp. * 209 39,497
15,672,372
Containers & Packaging 0.2%
Amcor plc 66,901 803,481
AptarGroup, Inc. 3,397 398,468
Ardagh Group SA ^∞ 742 15,252
Ardagh Metal Packaging SA * 609 5,865
Avery Dennison Corp. 4,431 910,216
Ball Corp. 16,888 1,639,825
Berry Global Group, Inc. * 6,310 425,420
Crown Holdings, Inc. 6,004 686,858
Graphic Packaging Holding
Co. 16,254 307,363
Greif, Inc., Class A 2,061 121,989
International Paper Co. 20,418 985,168
Myers Industries, Inc. 1,487 26,870
O-I Glass, Inc. * 4,634 61,679
Packaging Corp. of America 5,029 757,518
Pactiv Evergreen, Inc. 2,167 23,729
Ranpak Holdings Corp. * 2,386 64,088
Sealed Air Corp. 7,031 477,545
Silgan Holdings, Inc. 4,436 198,644
Sonoco Products Co. 6,219 352,244
TriMas Corp. 1,675 58,223
UFP Technologies, Inc. * 299 21,217
Westrock Co. 14,247 657,642
8,999,304
Distributors 0.0%
†
Funko, Inc., Class A * 1,014 17,522
Genuine Parts Co. 7,598 1,012,282
Greenlane Holdings, Inc.,
Class A * 288 219
LKQ Corp. 14,471 794,313
Common Stocks
Shares Value ($)
Distributors
Pool Corp. 2,051 976,789
2,801,125
Diversified Consumer Services 0.0%
†
2U, Inc. * 4,253 68,643
Adtalem Global Education,
Inc. * 1,762 51,838
American Public Education,
Inc. * 602 12,877
Beachbody Co., Inc. (The) * 626 1,139
Bright Horizons Family
Solutions, Inc. * 3,171 407,188
Carriage Services, Inc. 719 36,180
Chegg, Inc. * 7,592 200,960
Coursera, Inc. * 4,231 85,932
Duolingo, Inc. * 42 4,200
European Wax Center, Inc.,
Class A * 75 1,833
Frontdoor, Inc. * 4,427 160,700
Graham Holdings Co., Class B 221 131,522
Grand Canyon Education,
Inc. * 2,364 197,820
H&R Block, Inc. 9,378 214,381
Houghton Mifflin Harcourt
Co. * 4,160 74,922
Laureate Education, Inc.,
Class A 2,294 29,019
Mister Car Wash, Inc. * 1,008 17,338
Nerdy, Inc. * 461 2,056
OneSpaWorld Holdings Ltd. * 1,489 15,366
Perdoceo Education Corp. * 2,687 29,611
PowerSchool Holdings, Inc.,
Class A * 1,400 22,932
Regis Corp. * 875 1,304
Rover Group, Inc. * 598 3,905
Service Corp. International 8,526 526,225
Strategic Education, Inc. 856 51,069
Stride, Inc. * 2,450 85,921
Terminix Global Holdings,
Inc. * 6,675 287,959
Udemy, Inc. * 1,645 26,649
Vivint Smart Home, Inc. * 2,613 18,814
WW International, Inc. * 1,642 20,689
2,788,992
Diversified Financial Services 0.7%
Alerus Financial Corp. 492 13,941
A-Mark Precious Metals, Inc. 53 3,281
Apollo Global Management,
Inc. 19,455 1,361,850
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,043 17,189
Berkshire Hathaway, Inc.,
Class B * 90,838 28,434,111
Cannae Holdings, Inc. * 5,277 157,624
Compass Diversified Holdings 347 8,730
Core Scientific, Inc. * 217 1,883
Equitable Holdings, Inc. 23,152 778,833

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Diversified Financial Services
Jackson Financial, Inc.,
Class A 589 22,600
ORIX Corp. 260,400 5,374,644
Voya Financial, Inc. 7,784 529,001
36,703,687
Diversified Telecommunication Services 0.4%
Anterix, Inc. * 516 26,450
AST SpaceMobile, Inc. * 246 1,415
AT&T, Inc. 370,100 9,437,550
ATN International, Inc. 443 17,578
Bandwidth, Inc., Class A * 778 48,711
BCE, Inc. 6,112 319,413
Cogent Communications
Holdings, Inc. 2,438 155,081
Consolidated Communications
Holdings, Inc. * 2,934 21,096
EchoStar Corp., Class A * 1,171 27,741
Frontier Communications
Parent, Inc. * 1,534 40,896
Globalstar, Inc. *(d) 24,963 26,710
IDT Corp., Class B * 1,589 59,635
Iridium Communications, Inc. * 6,776 243,123
Liberty Latin America Ltd.,
Class A * 8,815 96,128
Lumen Technologies, Inc. 57,917 715,854
Ooma, Inc. * 767 13,837
Radius Global Infrastructure,
Inc. * 2,372 32,639
Telesat Corp. * 445 10,079
Verizon Communications, Inc. 220,529 11,738,759
23,032,695
Electric Utilities 0.7%
ALLETE, Inc. 3,349 213,767
Alliant Energy Corp. 13,001 778,240
American Electric Power Co.,
Inc. 25,198 2,277,899
Avangrid, Inc. 3,298 154,083
Duke Energy Corp. 42,486 4,463,579
Edison International 19,847 1,246,193
Entergy Corp. 13,249 1,480,841
Evergy, Inc. 10,990 713,910
Eversource Energy 17,556 1,571,086
Exelon Corp. 55,305 3,204,925
FirstEnergy Corp. 36,147 1,516,728
Hawaiian Electric Industries,
Inc. 5,831 247,817
IDACORP, Inc. 2,932 323,165
MGE Energy, Inc. 2,222 172,049
NextEra Energy, Inc. 106,477 8,317,983
NRG Energy, Inc. 11,228 448,334
OGE Energy Corp. 11,181 423,984
Otter Tail Corp. 1,607 101,884
PG&E Corp. * 79,321 1,014,516
Pinnacle West Capital Corp. 6,069 422,463
PNM Resources, Inc. 4,637 207,784
Portland General Electric Co. 5,189 272,630
PPL Corp. 50,488 1,498,484
Southern Co. (The) 54,057 3,756,421
Common Stocks
Shares Value ($)
Electric Utilities
Via Renewables, Inc. 425 4,862
Xcel Energy, Inc. 36,182 2,520,438
37,354,065
Electrical Equipment 0.5%
Acuity Brands, Inc. 1,879 359,885
Allied Motion Technologies,
Inc. 494 17,710
American Superconductor
Corp. * 711 5,830
AMETEK, Inc. 11,914 1,629,478
Array Technologies, Inc. * 7,053 74,339
Atkore, Inc. * 2,431 262,013
AZZ, Inc. 1,025 48,770
Babcock & Wilcox Enterprises,
Inc. * 319 2,265
Blink Charging Co. *(d) 1,353 28,291
Bloom Energy Corp., Class A * 7,637 115,166
ChargePoint Holdings,
Inc. *(d) 13,523 187,294
Eaton Corp. plc 20,594 3,262,707
Emerson Electric Co. 30,629 2,816,337
Encore Wire Corp. 1,089 122,719
EnerSys 2,599 194,743
Enovix Corp. * 141 2,272
Eos Energy Enterprises, Inc. * 247 1,023
ESS Tech, Inc. * 461 2,512
FuelCell Energy, Inc. *(d) 18,867 79,996
Fuji Electric Co. Ltd. 112,100 6,032,745
Generac Holdings, Inc. * 3,208 905,875
GrafTech International Ltd. 11,744 123,077
Hubbell, Inc. 2,836 531,154
Nidec Corp. 73,100 6,478,030
nVent Electric plc 9,216 318,781
Plug Power, Inc. * 27,527 602,016
Powell Industries, Inc. 325 9,705
Preformed Line Products Co. 99 6,003
Regal Rexnord Corp. 3,667 581,146
Rockwell Automation, Inc. 5,932 1,715,653
Romeo Power, Inc. *(d) 15,136 35,721
Sensata Technologies Holding
plc * 8,098 464,501
Shoals Technologies Group,
Inc., Class A * 5,465 92,140
Stem, Inc. *(d) 8,364 102,710
Sunrun, Inc. * 10,610 275,117
Thermon Group Holdings,
Inc. * 1,354 23,221
TPI Composites, Inc. * 1,240 14,967
Tritium DCFC Ltd. * 255 1,999
Vertiv Holdings Co. 15,830 330,214
Vicor Corp. * 1,209 114,045
27,972,170
Electronic Equipment, Instruments & Components 0.5%
908 Devices, Inc. * 79 1,250
Advanced Energy Industries,
Inc. 2,127 183,305
Aeva Technologies, Inc. * 4,361 22,808
AEye, Inc. * 602 1,740

22 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Akoustis Technologies, Inc. * 1,079 6,528
Alpine 4 Holdings, Inc. * 867 1,387
Amphenol Corp., Class A 30,181 2,402,106
Arlo Technologies, Inc. * 3,031 26,339
Arrow Electronics, Inc. * 3,487 432,388
Avnet, Inc. 6,009 242,523
Badger Meter, Inc. 1,708 172,798
Belden, Inc. 2,510 140,435
Benchmark Electronics, Inc. 317 7,652
CDW Corp. 6,719 1,270,227
Cognex Corp. 9,166 609,172
Coherent, Inc. * 1,363 352,308
Corning, Inc. 56,501 2,375,302
CTS Corp. 2,999 100,616
Daktronics, Inc. * 1,212 5,939
ePlus, Inc. * 292 13,423
Evolv Technologies Holdings,
Inc. * 402 1,286
Fabrinet * 1,880 212,741
FARO Technologies, Inc. * 708 38,451
Hamamatsu Photonics KK 35,100 1,797,531
Ibiden Co. Ltd. 54,300 3,031,239
Identiv, Inc. * 133 2,570
II-VI, Inc. * 5,713 362,204
Insight Enterprises, Inc. * 1,903 179,167
IPG Photonics Corp. * 2,093 323,306
Iteris, Inc. * 1,259 5,011
Itron, Inc. * 2,654 164,548
Jabil, Inc. 6,597 405,650
Keyence Corp. 7,200 3,702,685
Keysight Technologies, Inc. * 9,753 1,646,501
Kimball Electronics, Inc. * 986 19,513
Knowles Corp. * 3,145 66,705
Lightwave Logic, Inc. * 651 4,694
Littelfuse, Inc. 1,229 331,793
Luna Innovations, Inc. * 799 5,825
Methode Electronics, Inc. 1,483 65,297
MicroVision, Inc. *(d) 5,494 18,735
Mirion Technologies, Inc. * 344 2,893
Napco Security Technologies,
Inc. * 1,008 20,956
National Instruments Corp. 7,953 327,823
nLight, Inc. * 1,411 29,194
Novanta, Inc. * 1,704 235,322
OSI Systems, Inc. * 393 32,595
Ouster, Inc. * 701 2,468
PAR Technology Corp. * 699 26,213
PC Connection, Inc. 460 19,941
Plexus Corp. * 1,396 108,218
Rogers Corp. * 1,039 283,595
Sanmina Corp. * 3,296 124,655
ScanSource, Inc. * 158 4,926
SmartRent, Inc. * 581 4,462
Taiyo Yuden Co. Ltd. 28,200 1,367,746
TD SYNNEX Corp. 2,257 236,014
TE Connectivity Ltd. 2,066 295,459
Teledyne Technologies, Inc. * 2,398 1,010,589
Trimble, Inc. * 13,301 959,800
TTM Technologies, Inc. * 2,040 27,458
Velodyne Lidar, Inc. * 3,547 13,869
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Vishay Intertechnology, Inc. 8,152 168,828
Vishay Precision Group, Inc. * 478 15,310
Vontier Corp. 8,734 245,513
Zebra Technologies Corp.,
Class A * 2,799 1,425,027
27,742,572
Energy Equipment & Services 0.1%
Archrock, Inc. 4,867 41,078
Aspen Aerogels, Inc. * 759 22,542
Baker Hughes Co. 39,228 1,076,416
Bristow Group, Inc. * 360 11,826
Cactus, Inc., Class A 2,301 111,507
ChampionX Corp. * 11,081 248,214
Core Laboratories NV 293 7,814
DMC Global, Inc. * 614 24,769
Dril-Quip, Inc. * 419 10,597
Expro Group Holdings NV * 1,284 20,107
Halliburton Co. 44,448 1,366,332
Helix Energy Solutions Group,
Inc. * 5,849 20,647
Helmerich & Payne, Inc. 6,657 191,056
Liberty Oilfield Services, Inc.,
Class A * 2,823 34,158
Nabors Industries Ltd. * 97 10,041
National Energy Services
Reunited Corp. * 904 8,977
Newpark Resources, Inc. * 3,379 11,995
NexTier Oilfield Solutions,
Inc. * 6,659 40,087
Noble Corp. * 216 5,333
NOV, Inc. 22,423 368,186
Oceaneering International,
Inc. * 2,060 26,842
Oil States International, Inc. * 2,274 14,258
Patterson-UTI Energy, Inc. 11,812 117,648
ProPetro Holding Corp. * 3,213 33,769
RPC, Inc. * 2,529 14,946
Schlumberger NV 73,862 2,885,788
Select Energy Services, Inc.,
Class A * 2,588 17,262
Solaris Oilfield Infrastructure,
Inc., Class A 996 7,679
TETRA Technologies, Inc. * 718 2,104
Tidewater, Inc. * 618 8,769
Transocean Ltd. * 3,583 11,286
US Silica Holdings, Inc. * 2,891 27,609
Valaris Ltd. * 413 17,135
Weatherford International plc * 410 12,300
6,829,077
Entertainment 0.7%
Activision Blizzard, Inc. 39,499 3,120,816
AMC Entertainment Holdings,
Inc., Class A *(d) 26,781 430,103
Cinedigm Corp., Class A * 897 762
Cinemark Holdings, Inc. * 6,619 99,947
CuriosityStream, Inc. * 171 757
Electronic Arts, Inc. 14,651 1,943,602

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Entertainment
Endeavor Group Holdings,
Inc., Class A * 185 5,803
Eros STX Global Corp. * 3,061 652
IMAX Corp. * 1,679 28,963
Liberty Media Corp.-Liberty
Braves, Class C * 1,189 32,103
Liberty Media Corp.-Liberty
Formula One, Class A * 161 8,823
Liberty Media Corp-Liberty
Braves, Class A * 313 8,780
Liberty Media Corp-Liberty
Formula One, Class C * 9,944 598,927
Lions Gate Entertainment
Corp., Class A *(d) 8,189 121,497
Live Nation Entertainment,
Inc. * 7,576 829,648
LiveOne, Inc. * 899 844
Madison Square Garden
Entertainment Corp. * 1,844 130,610
Madison Square Garden
Sports Corp., Class A * 1,304 216,555
Marcus Corp. (The) * 869 14,643
Netflix, Inc. * 22,629 9,665,751
Playstudios, Inc. * 497 2,306
Playtika Holding Corp. * 4,768 81,199
ROBLOX Corp., Class A * 1,697 111,764
Roku, Inc. * 6,144 1,007,923
Sciplay Corp., Class A * 149 1,862
Skillz, Inc. *(d) 15,974 76,835
Spotify Technology SA * 6,285 1,233,494
Take-Two Interactive
Software, Inc. * 6,071 991,637
Walt Disney Co. (The) * 114,277 16,338,183
Warner Music Group Corp.,
Class A 628 26,690
World Wrestling
Entertainment, Inc.,
Class A (d) 41,889 2,091,937
Zynga, Inc., Class A * 53,018 480,873
39,704,289
Equity Real Estate Investment Trusts (REITs) 1.5%
Acadia Realty Trust 1,656 32,772
Agree Realty Corp. 3,947 258,055
Alexander & Baldwin, Inc. 5,460 125,307
Alexander's, Inc. 82 21,588
Alexandria Real Estate
Equities, Inc. 8,059 1,570,216
American Assets Trust, Inc. 3,678 132,298
American Campus
Communities, Inc. 8,075 422,000
American Finance Trust, Inc. 4,341 35,857
American Homes 4 Rent,
Class A 14,787 578,615
American Tower Corp. 23,414 5,888,621
Americold Realty Trust 14,052 399,779
Apartment Income REIT Corp. 8,466 447,174
Apartment Investment and
Management Co., Class A * 4,759 33,456
Apple Hospitality REIT, Inc. 13,424 216,529
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Armada Hoffler Properties,
Inc. 379 5,317
Ashford Hospitality Trust, Inc. * 187 1,457
AvalonBay Communities, Inc. 8,417 2,055,684
Bluerock Residential Growth
REIT, Inc. 166 4,407
Boston Properties, Inc. 7,623 854,386
Brandywine Realty Trust 9,926 127,648
Brixmor Property Group, Inc. 16,315 413,748
Broadstone Net Lease, Inc. 7,728 178,594
BRT Apartments Corp. 281 6,235
Camden Property Trust 5,177 828,786
CareTrust REIT, Inc. 5,010 106,262
CatchMark Timber Trust, Inc.,
Class A 1,928 15,810
Centerspace 470 44,829
Chatham Lodging Trust * 1,925 25,545
City Office REIT, Inc. 1,492 26,602
Clipper Realty, Inc. 525 4,814
Community Healthcare Trust,
Inc. 863 39,128
CorePoint Lodging, Inc. * 1,580 24,822
Corporate Office Properties
Trust 5,927 149,716
Cousins Properties, Inc. 8,563 330,189
Crown Castle International
Corp. 24,036 4,386,810
CTO Realty Growth, Inc. 257 15,058
CubeSmart 11,991 608,423
CyrusOne, Inc. 6,614 594,268
DiamondRock Hospitality Co. * 4,301 40,214
Digital Realty Trust, Inc. 14,675 2,189,950
DigitalBridge Group, Inc. * 27,075 197,648
Diversified Healthcare Trust 9,083 27,703
Douglas Emmett, Inc. 9,243 288,566
Duke Realty Corp. 19,589 1,131,852
Easterly Government
Properties, Inc. 6,204 130,098
EastGroup Properties, Inc. 2,168 433,405
Empire State Realty Trust,
Inc., Class A 5,312 47,383
EPR Properties 4,234 186,169
Equinix, Inc. 4,651 3,371,510
Equity Commonwealth * 8,172 212,799
Equity LifeStyle Properties,
Inc. 8,927 698,895
Equity Residential 22,464 1,993,231
Essential Properties Realty
Trust, Inc. 6,932 184,045
Essex Property Trust, Inc. 3,344 1,111,880
Extra Space Storage, Inc. 6,761 1,339,963
Farmland Partners, Inc. 1,042 11,868
Federal Realty Investment
Trust 4,149 528,956
First Industrial Realty Trust,
Inc. 7,485 454,938
Four Corners Property Trust,
Inc. 4,993 135,161
Franklin Street Properties
Corp. 4,205 23,338

24 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Gaming and Leisure
Properties, Inc. 11,303 510,670
GEO Group, Inc. (The) * 4,289 28,865
Getty Realty Corp. 375 11,126
Gladstone Commercial Corp. 1,294 30,008
Gladstone Land Corp. 707 21,549
Global Medical REIT, Inc. 1,637 27,682
Global Net Lease, Inc. 8,206 117,674
Healthcare Realty Trust, Inc. 7,404 229,672
Healthcare Trust of America,
Inc., Class A 11,717 381,388
Healthpeak Properties, Inc. 36,799 1,301,581
Hersha Hospitality Trust * 1,337 12,060
Highwoods Properties, Inc. 6,401 276,011
Host Hotels & Resorts, Inc. * 39,219 680,057
Hudson Pacific Properties,
Inc. 9,133 215,813
Independence Realty Trust,
Inc. 7,077 162,700
Indus Realty Trust, Inc. 88 6,912
Industrial Logistics Properties
Trust 2,519 57,761
Innovative Industrial
Properties, Inc. 1,339 265,376
InvenTrust Properties Corp. 439 11,827
Invitation Homes, Inc. 32,341 1,357,675
Iron Mountain, Inc. 14,803 679,754
iStar, Inc. 1,166 25,034
JBG SMITH Properties 8,015 219,611
Kilroy Realty Corp. 6,107 390,848
Kimco Realty Corp. 28,300 686,558
Kite Realty Group Trust 12,255 255,884
Lamar Advertising Co.,
Class A 4,478 495,983
Life Storage, Inc. 3,977 536,696
LTC Properties, Inc. 1,518 54,754
LXP Industrial Trust 14,476 215,548
Macerich Co. (The) 11,050 182,767
Medical Properties Trust, Inc. 30,058 684,120
MGM Growth Properties LLC,
Class A 982 38,180
Mid-America Apartment
Communities, Inc. 5,895 1,218,379
Monmouth Real Estate
Investment Corp. 6,988 146,678
National Health Investors, Inc. 2,656 153,597
National Retail Properties, Inc. 9,960 442,025
National Storage Affiliates
Trust 3,227 198,654
NETSTREIT Corp. 3,236 73,134
NexPoint Residential Trust,
Inc. 1,236 98,015
Office Properties Income Trust 1,766 44,998
Omega Healthcare Investors,
Inc. 12,884 405,588
One Liberty Properties, Inc. 696 21,228
Orion Office REIT, Inc. * 1,732 28,821
Outfront Media, Inc. 8,659 215,090
Paramount Group, Inc. 6,533 56,772
Park Hotels & Resorts, Inc. * 14,242 259,204
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Pebblebrook Hotel Trust 8,059 174,477
Phillips Edison & Co., Inc. 125 3,940
Physicians Realty Trust 12,009 219,284
Piedmont Office Realty Trust,
Inc., Class A 7,535 133,822
Plymouth Industrial REIT, Inc. 704 20,240
PotlatchDeltic Corp. 3,606 193,967
Preferred Apartment
Communities, Inc., Class A 1,947 32,476
Prologis, Inc. 38,515 6,039,922
PS Business Parks, Inc. 1,189 198,515
Public Storage 7,655 2,744,547
Rayonier, Inc. 7,465 272,771
Realty Income Corp. 35,484 2,462,944
Regency Centers Corp. 9,015 646,826
Retail Opportunity
Investments Corp. 4,563 84,552
Retail Value, Inc. 743 2,340
Rexford Industrial Realty, Inc. 8,070 590,482
RLJ Lodging Trust 10,808 149,691
RPT Realty 3,017 38,075
Ryman Hospitality Properties,
Inc. * 3,016 266,614
Sabra Health Care REIT, Inc. 12,374 168,410
Safehold, Inc. 661 40,916
Saul Centers, Inc. 484 23,900
SBA Communications Corp. 5,557 1,808,470
Seritage Growth Properties,
Class A * 1,327 13,748
Service Properties Trust 5,051 43,186
Simon Property Group, Inc. 17,219 2,534,637
SITE Centers Corp. 6,024 89,215
SL Green Realty Corp. 3,804 275,837
Spirit Realty Capital, Inc. 6,516 309,249
STAG Industrial, Inc. 23,159 989,584
STORE Capital Corp. 22,498 713,412
Summit Hotel Properties, Inc. * 3,365 31,698
Sun Communities, Inc. 6,407 1,210,667
Sunstone Hotel Investors,
Inc. * 14,935 168,915
Tanger Factory Outlet
Centers, Inc. 3,650 62,087
Terreno Realty Corp. 4,211 314,856
UDR, Inc. 15,349 872,437
UMH Properties, Inc. 1,273 30,043
Uniti Group, Inc. 12,142 146,433
Universal Health Realty
Income Trust 502 29,267
Urban Edge Properties 6,966 127,060
Urstadt Biddle Properties, Inc.,
Class A 1,256 24,731
Ventas, Inc. 20,558 1,089,985
Veris Residential, Inc. * 6,422 105,963
VICI Properties, Inc. 30,954 885,903
Vornado Realty Trust 10,267 421,050
Washington REIT 6,380 157,076
Welltower, Inc. 22,036 1,908,979
Weyerhaeuser Co. 38,734 1,566,016
Whitestone REIT 1,597 16,305
WP Carey, Inc. 9,507 737,743

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Xenia Hotels & Resorts, Inc. * 7,259 125,871
80,603,838
Food & Staples Retailing 0.5%
Albertsons Cos., Inc., Class A 7,515 211,547
Andersons, Inc. (The) 1,244 47,396
BJ's Wholesale Club Holdings,
Inc. * 7,297 448,547
Casey's General Stores, Inc. 1,986 372,991
Chefs' Warehouse, Inc. (The) * 1,030 30,735
Costco Wholesale Corp. 23,105 11,671,029
Grocery Outlet Holding Corp. * 5,051 128,194
HF Foods Group, Inc. * 1,277 8,862
Ingles Markets, Inc., Class A 574 44,158
Kroger Co. (The) 38,423 1,674,859
Natural Grocers by Vitamin
Cottage, Inc. 296 4,322
Performance Food Group
Co. * 8,514 359,206
PriceSmart, Inc. 601 42,917
Rite Aid Corp. *(d) 2,154 22,854
SpartanNash Co. 1,368 33,612
Sprouts Farmers Market, Inc. * 6,049 164,170
Sysco Corp. 26,589 2,077,930
United Natural Foods, Inc. * 3,184 123,476
US Foods Holding Corp. * 12,398 437,153
Village Super Market, Inc.,
Class A 257 5,872
Walgreens Boots Alliance, Inc. 37,845 1,883,167
Walmart, Inc. 75,365 10,536,781
Weis Markets, Inc. 430 25,903
30,355,681
Food Products 0.6%
Ajinomoto Co., Inc. 219,300 6,126,116
AppHarvest, Inc. *(d) 2,430 7,266
Archer-Daniels-Midland Co. 32,804 2,460,300
B&G Foods, Inc. 2,329 72,432
Benson Hill, Inc. * 821 2,775
Beyond Meat, Inc. *(d) 3,155 205,485
Bunge Ltd. 6,731 665,427
Calavo Growers, Inc. 661 27,372
Cal-Maine Foods, Inc. 3,100 120,900
Campbell Soup Co. 10,204 450,200
Conagra Brands, Inc. 33,995 1,181,666
Darling Ingredients, Inc. * 8,667 552,695
Dole plc 516 6,981
Flowers Foods, Inc. 10,446 293,846
Fresh Del Monte Produce, Inc. 1,220 33,953
Freshpet, Inc. * 2,261 210,341
General Mills, Inc. 36,130 2,481,408
Hain Celestial Group, Inc.
(The) * 5,095 186,120
Hershey Co. (The) 7,220 1,422,845
Hormel Foods Corp. 15,100 716,797
Hostess Brands, Inc. * 8,352 171,383
Ingredion, Inc. 3,882 367,625
J & J Snack Foods Corp. 580 87,980
J M Smucker Co. (The) 5,530 777,407
John B Sanfilippo & Son, Inc. 353 27,922
Common Stocks
Shares Value ($)
Food Products
Kellogg Co. 17,971 1,132,173
Kraft Heinz Co. (The) 35,017 1,253,609
Lamb Weston Holdings, Inc. 8,118 521,257
Lancaster Colony Corp. 1,090 173,059
Landec Corp. * 801 8,611
Limoneira Co. 694 10,313
McCormick & Co., Inc.
(Non-Voting) 16,528 1,657,924
Mission Produce, Inc. * 1,801 25,700
Mondelez International, Inc.,
Class A 77,256 5,178,470
Pilgrim's Pride Corp. * 3,028 84,693
Post Holdings, Inc. * 3,361 355,661
Sanderson Farms, Inc. 1,185 218,040
Seaboard Corp. 4 15,280
Seneca Foods Corp., Class A * 244 11,407
Simply Good Foods Co.
(The) * 4,886 172,134
Sovos Brands, Inc. * 169 2,479
Tattooed Chef, Inc. *(d) 1,935 24,575
Tootsie Roll Industries, Inc. 643 21,830
TreeHouse Foods, Inc. * 3,216 124,556
Tyson Foods, Inc., Class A 18,799 1,708,641
Utz Brands, Inc. 2,145 34,556
Vital Farms, Inc. * 115 1,901
Whole Earth Brands, Inc. * 233 2,209
31,396,320
Gas Utilities 0.0%
†
Atmos Energy Corp. 5,930 635,815
Brookfield Infrastructure Corp.,
Class A (d) 3,039 201,546
Chesapeake Utilities Corp. 678 92,350
National Fuel Gas Co. 4,832 293,447
New Jersey Resources Corp. 5,316 213,756
Northwest Natural Holding Co. 1,178 55,767
ONE Gas, Inc. 2,202 171,514
South Jersey Industries, Inc. 6,497 162,555
Southwest Gas Holdings, Inc. 3,408 232,357
Spire, Inc. 2,828 186,422
Star Group LP 218 2,276
UGI Corp. 9,320 422,662
2,670,467
Health Care Equipment & Supplies 1.4%
Abbott Laboratories 89,963 11,466,684
ABIOMED, Inc. * 2,335 690,856
Accelerate Diagnostics, Inc. * 977 3,253
Accuray, Inc. * 3,951 14,421
Acutus Medical, Inc. * 1,138 2,583
Align Technology, Inc. * 4,102 2,030,326
Alphatec Holdings, Inc. * 1,647 17,030
AngioDynamics, Inc. * 1,475 31,904
Apyx Medical Corp. * 1,122 12,903
Artivion, Inc. * 1,436 25,561
Asensus Surgical, Inc. * 1,683 1,492
Aspira Women's Health, Inc. * 1,468 1,776
AtriCure, Inc. * 2,676 175,653
Atrion Corp. 28 16,951
Avanos Medical, Inc. * 3,520 106,515

26 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Axogen, Inc. * 1,341 11,680
Axonics, Inc. * 2,754 130,622
Baxter International, Inc. 25,614 2,188,460
Becton Dickinson and Co. 14,561 3,700,532
BioLife Solutions, Inc. * 1,139 33,988
Bioventus, Inc., Class A * 794 10,346
Boston Scientific Corp. * 71,147 3,052,206
Butterfly Network, Inc. *(d) 13,202 76,572
Cardiovascular Systems, Inc. * 1,418 24,914
Cerus Corp. * 15,238 81,676
ClearPoint Neuro, Inc. * 129 1,139
CONMED Corp. 1,691 232,648
Cooper Cos., Inc. (The) 2,355 937,996
CryoPort, Inc. * 2,327 97,199
Cutera, Inc. * 665 24,213
CytoSorbents Corp. * 1,233 4,587
Dentsply Sirona, Inc. 11,848 632,920
DexCom, Inc. * 5,062 2,179,090
Eargo, Inc. * 128 616
Edwards Lifesciences Corp. * 32,371 3,534,913
Envista Holdings Corp. * 9,113 394,046
Figs, Inc., Class A *(d) 6,118 137,533
Glaukos Corp. * 2,895 154,130
Globus Medical, Inc., Class A * 4,388 292,811
Haemonetics Corp. * 2,898 140,118
Heska Corp. * 665 91,491
Hologic, Inc. * 13,044 916,211
Hoya Corp. 57,700 7,471,773
ICU Medical, Inc. * 1,117 238,323
IDEXX Laboratories, Inc. * 4,284 2,173,273
Inari Medical, Inc. * 2,110 155,212
Inogen, Inc. * 741 22,030
Insulet Corp. * 3,507 869,736
Integer Holdings Corp. * 1,827 143,255
Integra LifeSciences Holdings
Corp. * 3,993 258,507
Intersect ENT, Inc. * 1,231 33,729
Intuitive Surgical, Inc. * 18,533 5,266,708
Invacare Corp. * 1,405 3,161
iRadimed Corp. * 168 6,690
iRhythm Technologies, Inc. * 1,704 212,710
Lantheus Holdings, Inc. * 4,874 123,848
LeMaitre Vascular, Inc. 696 29,448
LivaNova plc * 3,060 229,837
Masimo Corp. * 2,634 579,138
Medtronic plc 69,112 7,152,401
Meridian Bioscience, Inc. * 1,676 34,945
Merit Medical Systems, Inc. * 2,977 165,075
Mesa Laboratories, Inc. 76 21,609
Natus Medical, Inc. * 1,273 29,330
Neogen Corp. * 6,240 227,573
Nevro Corp. * 2,036 133,765
Novocure Ltd. * 4,800 329,520
NuVasive, Inc. * 3,031 157,642
Olympus Corp. 279,900 6,275,903
OraSure Technologies, Inc. * 2,541 22,488
Ortho Clinical Diagnostics
Holdings plc * 6,222 108,014
Orthofix Medical, Inc. * 725 22,040
OrthoPediatrics Corp. * 489 23,125
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Outset Medical, Inc. * 2,980 110,826
PAVmed, Inc. * 1,755 3,019
Penumbra, Inc. * 1,835 414,728
Pulmonx Corp. * 1,037 25,251
Pulse Biosciences, Inc. * 460 5,594
Quidel Corp. * 1,935 200,002
Quotient Ltd. * 2,268 3,674
ResMed, Inc. 7,529 1,721,129
Retractable Technologies,
Inc. *(d) 422 2,304
SeaSpine Holdings Corp. * 932 11,165
Semler Scientific, Inc. * 28 2,119
Senseonics Holdings, Inc. *(d) 13,209 35,400
Shockwave Medical, Inc. * 1,883 272,978
SI-BONE, Inc. * 1,073 21,138
Sientra, Inc. * 1,550 4,355
Silk Road Medical, Inc. * 926 30,382
SmileDirectClub, Inc. * 724 1,853
STAAR Surgical Co. * 2,596 188,781
Stereotaxis, Inc. * 1,733 9,549
STERIS plc 3,977 892,439
Stryker Corp. 17,544 4,351,789
Surmodics, Inc. * 537 24,530
Tactile Systems Technology,
Inc. * 706 11,134
Tandem Diabetes Care, Inc. * 3,009 355,393
Teleflex, Inc. 2,482 769,892
TransMedics Group, Inc. * 860 13,648
Treace Medical Concepts,
Inc. * 114 2,068
Utah Medical Products, Inc. 152 14,299
Vapotherm, Inc. * 675 10,915
Varex Imaging Corp. * 1,516 39,568
Vicarious Surgical, Inc. * 288 1,852
ViewRay, Inc. * 4,578 19,914
Zimmer Biomet Holdings, Inc. 10,954 1,347,561
Zynex, Inc. (d) 673 5,330
77,125,952
Health Care Providers & Services 1.1%
1Life Healthcare, Inc. * 7,891 88,063
Acadia Healthcare Co., Inc. * 5,014 263,987
Accolade, Inc. * 1,788 34,151
AdaptHealth Corp. * 2,282 43,130
Addus HomeCare Corp. * 1,187 94,758
Agiliti, Inc. * 191 3,654
agilon health, Inc. * 8,621 142,936
Alignment Healthcare, Inc. * 7,307 55,533
Amedisys, Inc. * 1,796 242,640
AmerisourceBergen Corp. 6,840 931,608
AMN Healthcare Services,
Inc. * 2,499 253,249
Anthem, Inc. 12,607 5,559,561
Apollo Medical Holdings,
Inc. *(d) 2,010 103,475
Apria, Inc. * 96 3,591
Aveanna Healthcare Holdings,
Inc. * 267 1,466
Brookdale Senior Living, Inc. * 7,624 40,331
Cano Health, Inc. * 745 4,306

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cardinal Health, Inc. 15,583 803,615
CareMax, Inc. * 358 2,220
Castle Biosciences, Inc. * 872 37,714
Centene Corp. * 29,259 2,275,180
Chemed Corp. 873 409,358
Cigna Corp. 16,529 3,809,273
Clover Health Investments
Corp. * 1,370 3,535
Community Health Systems,
Inc. * 7,488 95,023
CorVel Corp. * 183 32,230
Covetrus, Inc. * 3,754 67,835
Cross Country Healthcare,
Inc. * 1,541 33,147
CVS Health Corp. 67,034 7,139,791
DaVita, Inc. * 3,633 393,708
Encompass Health Corp. 5,221 323,911
Ensign Group, Inc. (The) 3,120 235,342
Five Star Senior Living, Inc. * 837 2,461
Fulgent Genetics, Inc. * 773 49,371
Guardant Health, Inc. * 5,214 362,634
Hanger, Inc. * 1,542 27,956
HCA Healthcare, Inc. 12,634 3,032,792
HealthEquity, Inc. * 4,332 231,502
Henry Schein, Inc. * 6,694 504,058
Hims & Hers Health, Inc. * 793 3,870
Humana, Inc. 6,742 2,646,235
InfuSystem Holdings, Inc. * 493 7,444
Joint Corp. (The) * 510 27,560
Laboratory Corp. of America
Holdings * 5,065 1,374,438
LHC Group, Inc. * 1,809 224,497
LifeStance Health Group,
Inc. * 287 2,190
McKesson Corp. 8,256 2,119,480
MEDNAX, Inc. * 2,478 60,587
ModivCare, Inc. * 841 97,497
Molina Healthcare, Inc. * 3,016 876,088
National HealthCare Corp. 489 31,981
National Research Corp. 565 23,504
Oak Street Health, Inc. *(d) 5,922 102,924
Ontrak, Inc. * 230 796
Option Care Health, Inc. * 8,587 200,678
Owens & Minor, Inc. 4,098 172,485
Patterson Cos., Inc. 4,841 138,888
Pennant Group, Inc. (The) * 1,032 17,152
PetIQ, Inc. * 781 15,964
Premier, Inc., Class A 6,717 256,724
Privia Health Group, Inc. * 1,067 22,706
Progyny, Inc. * 3,625 146,812
Quest Diagnostics, Inc. 6,407 865,073
R1 RCM, Inc. * 6,759 160,729
RadNet, Inc. * 1,724 44,393
Select Medical Holdings Corp. 6,087 141,401
Sharps Compliance Corp. * 517 3,490
Signify Health, Inc., Class A * 2,243 29,899
Surgery Partners, Inc. * 2,082 88,839
Talkspace, Inc. * 571 845
Tenet Healthcare Corp. * 5,700 422,484
Tivity Health, Inc. * 1,641 41,747
Common Stocks
Shares Value ($)
Health Care Providers & Services
Triple-S Management Corp.,
Class B * 780 28,072
UnitedHealth Group, Inc. 48,645 22,988,168
Universal Health Services,
Inc., Class B 4,006 521,020
US Physical Therapy, Inc. (d) 219 21,193
Viemed Healthcare, Inc. * 936 4,334
61,671,282
Health Care Technology 0.1%
Allscripts Healthcare
Solutions, Inc. * 4,110 83,104
American Well Corp., Class A * 6,115 28,924
Babylon Holdings Ltd.,
Class A * 217 1,254
Cerner Corp. 14,792 1,349,030
Certara, Inc. * 4,771 127,529
Change Healthcare, Inc. * 13,885 273,257
Computer Programs &
Systems, Inc. * 534 15,123
Definitive Healthcare Corp. * 109 2,385
Doximity, Inc., Class A * 305 13,899
Evolent Health, Inc., Class A * 4,709 111,650
GoodRx Holdings, Inc.,
Class A * 417 10,012
Health Catalyst, Inc. * 3,513 104,863
HealthStream, Inc. * 1,025 24,959
iCAD, Inc. * 647 3,617
Inspire Medical Systems, Inc. * 1,474 326,182
Multiplan Corp. *(d) 6,272 25,276
NantHealth, Inc. * 841 671
NextGen Healthcare, Inc. * 2,151 41,536
Omnicell, Inc. * 2,457 368,894
OptimizeRx Corp. * 461 20,713
Pear Therapeutics, Inc. * 174 706
Phreesia, Inc. * 3,000 93,570
Schrodinger, Inc. * 3,161 89,614
Sema4 Holdings Corp. * 584 1,997
Sharecare, Inc. * 1,700 5,797
Simulations Plus, Inc. 537 22,833
Tabula Rasa HealthCare, Inc. * 398 4,294
Teladoc Health, Inc. *(d) 8,076 619,510
Veeva Systems, Inc., Class A * 7,292 1,724,850
Vocera Communications, Inc. * 2,292 181,091
5,677,140
Hotels, Restaurants & Leisure 1.0%
Accel Entertainment, Inc. * 1,476 18,612
Airbnb, Inc., Class A * 2,013 309,942
Aramark 12,889 441,964
Bally's Corp. * 863 30,844
Biglari Holdings, Inc.,
Class B * 38 4,503
BJ's Restaurants, Inc. * 707 21,274
Bloomin' Brands, Inc. * 3,350 68,105
Bluegreen Vacations Holding
Corp. * 198 5,934
Booking Holdings, Inc. * 2,128 5,226,645
Boyd Gaming Corp. * 4,540 269,948
Brinker International, Inc. * 2,766 91,859

28 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc. * 19,135 1,456,939
Carnival Corp. * 104,713 2,074,365
Carrols Restaurant Group, Inc. 1,522 3,759
Century Casinos, Inc. * 1,476 14,686
Cheesecake Factory, Inc.
(The) * 3,314 118,244
Chipotle Mexican Grill, Inc. * 1,457 2,164,490
Choice Hotels International,
Inc. 1,361 195,167
Churchill Downs, Inc. 1,916 402,935
Chuy's Holdings, Inc. * 735 18,529
Cracker Barrel Old Country
Store, Inc. 1,468 174,898
Darden Restaurants, Inc. 6,883 962,725
Dave & Buster's
Entertainment, Inc. * 2,710 96,991
Del Taco Restaurants, Inc. 1,065 13,281
Denny's Corp. * 2,200 34,100
Dine Brands Global, Inc. 617 41,863
Domino's Pizza, Inc. 1,754 797,456
DraftKings, Inc., Class A *(d) 16,243 358,808
Dutch Bros, Inc., Class A * 152 7,927
El Pollo Loco Holdings, Inc. * 675 9,004
Esports Technologies, Inc. * 80 962
Everi Holdings, Inc. * 3,068 60,654
Expedia Group, Inc. * 7,401 1,356,529
Fiesta Restaurant Group,
Inc. * 845 8,002
Full House Resorts, Inc. * 203 1,792
GAN Ltd. * 238 1,640
Golden Entertainment, Inc. * 632 28,427
Golden Nugget Online
Gaming, Inc. * 1,871 15,043
Hilton Grand Vacations, Inc. * 3,180 155,375
Hilton Worldwide Holdings,
Inc. * 13,407 1,945,490
Hyatt Hotels Corp., Class A * 3,091 283,167
International Game
Technology plc 5,508 147,449
Jack in the Box, Inc. 1,202 109,442
Krispy Kreme, Inc. 168 2,518
Kura Sushi USA, Inc.,
Class A * 134 6,184
Las Vegas Sands Corp. * 18,410 806,358
Life Time Group Holdings,
Inc. * 170 2,553
Lindblad Expeditions
Holdings, Inc. * 1,013 17,089
Marriott International, Inc.,
Class A * 13,726 2,211,533
Marriott Vacations Worldwide
Corp. 1,945 315,829
McDonald's Corp. 38,461 9,978,706
MGM Resorts International 87,439 3,735,394
Monarch Casino & Resort,
Inc. * 498 30,826
Nathan's Famous, Inc. 88 4,741
Noodles & Co. * 1,283 10,790
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd. *(d) 124,477 2,592,856
ONE Group Hospitality, Inc.
(The) * 154 1,940
Papa John's International, Inc. 1,687 208,260
Penn National Gaming, Inc. * 8,726 397,993
Planet Fitness, Inc., Class A * 4,557 403,932
Playa Hotels & Resorts NV * 777 5,929
PlayAGS, Inc. * 1,088 8,476
RCI Hospitality Holdings, Inc. 414 28,926
Red Robin Gourmet Burgers,
Inc. * 521 7,685
Red Rock Resorts, Inc.,
Class A 3,302 147,005
Royal Caribbean Cruises Ltd. * 11,867 923,371
Rush Street Interactive, Inc. * 4,062 41,189
Ruth's Hospitality Group, Inc. * 1,162 23,275
Scientific Games Corp. * 5,065 292,251
SeaWorld Entertainment, Inc. * 2,020 120,352
Shake Shack, Inc., Class A * 2,194 144,958
Six Flags Entertainment
Corp. * 4,762 188,051
Sonder Holdings, Inc. * 285 2,713
Starbucks Corp. 61,065 6,003,911
Super Group SGHC Ltd. * 284 2,474
Sweetgreen, Inc., Class A *(d) 256 7,744
Target Hospitality Corp. * 1,611 5,332
Texas Roadhouse, Inc. 3,802 324,653
Travel + Leisure Co. 3,619 205,559
Vail Resorts, Inc. 2,086 578,031
Wendy's Co. (The) 9,619 221,526
Wingstop, Inc. 1,540 236,005
Wyndham Hotels & Resorts,
Inc. 4,306 361,489
Wynn Resorts Ltd. * 5,917 505,608
Yum China Holdings, Inc. 19,544 941,434
Yum! Brands, Inc. 14,630 1,831,237
53,436,455
Household Durables 0.4%
Aterian, Inc. * 198 642
Beazer Homes USA, Inc. * 1,002 18,276
Cavco Industries, Inc. * 573 154,389
Century Communities, Inc. 1,715 112,933
DR Horton, Inc. 16,803 1,499,164
Dream Finders Homes, Inc.,
Class A * 121 2,255
Ethan Allen Interiors, Inc. 946 23,849
Garmin Ltd. 7,924 985,904
GoPro, Inc., Class A * 5,143 45,567
Green Brick Partners, Inc. * 846 20,033
Hamilton Beach Brands
Holding Co., Class A 183 2,536
Helen of Troy Ltd. * 1,282 268,361
Hooker Furnishings Corp. 387 8,529
Hovnanian Enterprises, Inc.,
Class A * 2,951 285,893
Installed Building Products,
Inc. 1,394 154,441
iRobot Corp. *(d) 1,615 105,815

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Household Durables
KB Home 4,922 207,955
La-Z-Boy, Inc. 3,576 131,275
Legacy Housing Corp. * 282 6,982
Leggett & Platt, Inc. 5,975 238,104
Lennar Corp., Class A 14,383 1,375,460
LGI Homes, Inc. * 1,157 144,058
Lifetime Brands, Inc. 325 5,038
Lovesac Co. (The) * 319 17,178
M/I Homes, Inc. * 1,119 59,296
MDC Holdings, Inc. 2,243 113,698
Meritage Homes Corp. * 1,983 202,325
Mohawk Industries, Inc. * 3,034 478,978
Newell Brands, Inc. 20,780 482,304
NVR, Inc. * 170 905,627
PulteGroup, Inc. 13,795 726,859
Purple Innovation, Inc. * 1,998 16,623
Skyline Champion Corp. * 3,010 202,693
Sonos, Inc. * 6,829 172,227
Sony Group Corp. 80,300 8,970,976
Taylor Morrison Home Corp. * 6,741 206,881
Tempur Sealy International,
Inc. 8,397 334,285
Toll Brothers, Inc. 6,136 361,840
TopBuild Corp. * 1,792 416,909
Traeger, Inc. * 148 1,508
TRI Pointe Group, Inc. * 6,345 151,074
Tupperware Brands Corp. * 566 8,728
Universal Electronics, Inc. * 519 18,419
VOXX International Corp. * 531 5,868
Vuzix Corp. *(d) 2,304 15,045
Whirlpool Corp. 2,630 552,800
20,219,600
Household Products 0.6%
Central Garden & Pet Co. * 1,233 54,212
Church & Dwight Co., Inc. 12,772 1,311,046
Clorox Co. (The) 6,440 1,081,018
Colgate-Palmolive Co. 43,242 3,565,303
Energizer Holdings, Inc. 4,190 157,586
Kimberly-Clark Corp. 17,342 2,387,126
Oil-Dri Corp. of America 175 5,954
Procter & Gamble Co. (The) 125,995 20,215,898
Reynolds Consumer Products,
Inc. 3,011 91,143
Spectrum Brands Holdings,
Inc. 2,351 210,132
Unicharm Corp. 78,000 3,018,607
WD-40 Co. 745 165,584
32,263,609
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 48,157 1,068,122
Altus Power, Inc. * 255 1,839
Brookfield Renewable Corp. 7,077 242,175
Clearway Energy, Inc., Class A 6,166 204,371
Montauk Renewables, Inc. * 366 3,949
NextEra Energy Partners LP 483 36,331
Ormat Technologies, Inc. (d) 2,525 172,104
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Sunnova Energy International,
Inc. * 4,854 95,430
Vistra Corp. 55,017 1,199,921
3,024,242
Industrial Conglomerates 0.4%
3M Co. 33,406 5,546,064
General Electric Co. 57,121 5,396,792
Honeywell International, Inc. 39,433 8,063,260
Roper Technologies, Inc. 5,372 2,348,424
21,354,540
Insurance 1.0%
Aflac, Inc. 38,767 2,435,343
Alleghany Corp. * 762 505,968
Allstate Corp. (The) 14,666 1,769,746
Ambac Financial Group, Inc. * 1,835 26,002
American Equity Investment
Life Holding Co. 4,291 176,532
American Financial Group,
Inc. 3,874 504,705
American International Group,
Inc. 43,819 2,530,547
American National Group, Inc. 225 42,478
AMERISAFE, Inc. 636 33,403
Aon plc, Class A 11,332 3,132,618
Arch Capital Group Ltd. * 18,757 868,824
Argo Group International
Holdings Ltd. 2,065 117,251
Arthur J Gallagher & Co. 10,658 1,683,324
Assurant, Inc. 3,063 467,138
Assured Guaranty Ltd. 4,047 215,665
Axis Capital Holdings Ltd. 4,246 241,937
Bright Health Group, Inc. * 391 1,087
Brighthouse Financial, Inc. * 4,945 269,255
Brown & Brown, Inc. 12,561 832,543
BRP Group, Inc., Class A * 2,676 81,671
Chubb Ltd. 21,999 4,339,963
Cincinnati Financial Corp. 7,472 880,426
Citizens, Inc. * 1,976 9,386
CNA Financial Corp. 2,559 117,484
CNO Financial Group, Inc. 8,257 205,930
Crawford & Co., Class A 552 4,201
Donegal Group, Inc., Class A 359 5,152
eHealth, Inc. * 438 9,570
Employers Holdings, Inc. 172 6,725
Enstar Group Ltd. * 605 160,373
Erie Indemnity Co., Class A 1,338 246,326
Everest Re Group Ltd. 1,777 503,602
Fidelity National Financial, Inc. 13,474 678,416
First American Financial Corp. 4,854 361,671
Genworth Financial, Inc.,
Class A * 10,371 40,447
Globe Life, Inc. 4,717 482,549
GoHealth, Inc., Class A * 411 1,134
Goosehead Insurance, Inc.,
Class A 977 96,313
Greenlight Capital Re Ltd.,
Class A * 1,339 9,694

30 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group,
Inc. (The) 2,046 282,266
Hartford Financial Services
Group, Inc. (The) 18,272 1,313,209
HCI Group, Inc. 280 19,004
Heritage Insurance Holdings,
Inc. 1,064 6,629
Hippo Holdings, Inc. * 3,064 6,434
Horace Mann Educators Corp. 792 30,104
Independence Holding Co. 140 7,973
Investors Title Co. 65 12,999
James River Group Holdings
Ltd. 263 7,448
Kemper Corp. 3,205 192,236
Kinsale Capital Group, Inc. 1,167 233,773
Lemonade, Inc. *(d) 2,343 74,812
Lincoln National Corp. 10,164 711,277
Loews Corp. 13,136 783,694
Markel Corp. * 701 864,151
Marsh & McLennan Cos., Inc. 26,092 4,008,775
MBIA, Inc. * 2,790 38,139
Mercury General Corp. 759 41,487
MetLife, Inc. 35,095 2,353,471
National Western Life Group,
Inc., Class A 100 21,387
NI Holdings, Inc. * 268 5,172
Old Republic International
Corp. 16,812 430,892
Oscar Health, Inc., Class A * 737 4,938
Palomar Holdings, Inc. * 901 47,528
Primerica, Inc. 2,176 335,844
Principal Financial Group, Inc. 17,693 1,292,651
ProAssurance Corp. 612 14,663
Progressive Corp. (The) 29,204 3,173,307
Prudential Financial, Inc. 20,057 2,237,759
Reinsurance Group of
America, Inc. 3,161 362,978
RenaissanceRe Holdings Ltd. 1,990 312,768
RLI Corp. 2,311 242,147
Root, Inc., Class A * 591 1,188
Ryan Specialty Group
Holdings, Inc., Class A * 412 15,413
Safety Insurance Group, Inc. 117 9,633
Selective Insurance Group,
Inc. 2,940 231,966
Selectquote, Inc. * 10,334 76,368
SiriusPoint Ltd. * 3,135 26,553
State Auto Financial Corp. 673 34,794
Stewart Information Services
Corp. 322 23,000
Tiptree, Inc. 965 11,956
Tokio Marine Holdings, Inc. 83,900 5,013,023
Travelers Cos., Inc. (The) 12,490 2,075,588
Trean Insurance Group, Inc. * 152 1,227
Trupanion, Inc. * 1,972 187,833
United Fire Group, Inc. 897 22,371
United Insurance Holdings
Corp. 903 3,648
Universal Insurance Holdings,
Inc. 960 16,550
Common Stocks
Shares Value ($)
Insurance
Unum Group 11,956 303,443
W R Berkley Corp. 6,999 591,415
White Mountains Insurance
Group Ltd. 152 158,226
Willis Towers Watson plc 6,433 1,505,065
53,874,574
Interactive Media & Services 2.3%
Alphabet, Inc., Class A * 30,138 81,670,980
Angi, Inc. * 443 3,801
Bumble, Inc., Class A * 538 15,876
Cargurus, Inc. * 5,041 160,808
Cars.com, Inc. * 2,790 43,468
Eventbrite, Inc., Class A * 2,457 35,209
EverQuote, Inc., Class A * 468 7,703
fuboTV, Inc. * 7,359 79,036
IAC/InterActiveCorp * 4,066 555,172
Liberty TripAdvisor Holdings,
Inc., Class A * 2,596 5,841
Match Group, Inc. * 15,018 1,692,529
MediaAlpha, Inc., Class A * 446 6,623
Meta Platforms, Inc., Class A * 129,871 40,683,389
NerdWallet, Inc., Class A *(d) 2,839 42,954
Nextdoor Holdings, Inc. * 263 1,489
Pinterest, Inc., Class A * 29,253 864,719
QuinStreet, Inc. * 1,872 30,120
Snap, Inc., Class A * 7,524 244,831
TripAdvisor, Inc. * 5,944 161,380
TrueCar, Inc. * 3,926 13,505
Twitter, Inc. * 40,917 1,534,797
Vimeo, Inc. * 8,179 119,822
Yelp, Inc. * 4,091 141,303
Ziff Davis, Inc. * 2,352 247,101
ZipRecruiter, Inc., Class A * 334 7,244
ZoomInfo Technologies, Inc.,
Class A * 1,453 76,806
128,446,506
Internet & Direct Marketing Retail 1.3%
1-800-Flowers.com, Inc.,
Class A * 1,267 21,577
1847 Goedeker, Inc. * 635 1,435
Amazon.com, Inc. * 22,679 67,843,548
BARK, Inc. * 595 2,243
CarParts.com, Inc. * 935 8,602
Chewy, Inc., Class A * 527 25,090
ContextLogic, Inc., Class A * 2,824 7,484
DoorDash, Inc., Class A * 7,911 897,819
Duluth Holdings, Inc.,
Class B * 409 6,168
eBay, Inc. 33,502 2,012,465
Etsy, Inc. * 6,667 1,047,252
Grab Holdings Ltd., Class A * 316 1,789
Groupon, Inc. * 1,027 31,365
Lands' End, Inc. * 452 8,285
Liquidity Services, Inc. * 955 18,174
Overstock.com, Inc. *(d) 2,330 111,700
PetMed Express, Inc. 952 24,590
Porch Group, Inc. * 2,510 26,481
Poshmark, Inc., Class A * 183 2,893

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Internet & Direct Marketing Retail
Quotient Technology, Inc. * 3,341 23,755
Qurate Retail, Inc. Series A, 20,268 142,484
RealReal, Inc. (The) * 2,721 25,713
Revolve Group, Inc. * 2,132 105,150
RumbleON, Inc., Class B * 57 2,026
Shutterstock, Inc. 1,294 125,479
Signa Sports United NV * 217 1,628
Stitch Fix, Inc., Class A * 2,246 36,902
Vivid Seats, Inc., Class A 157 1,397
Wayfair, Inc., Class A *(d) 3,964 618,067
Xometry, Inc., Class A * 58 2,993
73,184,554
IT Services 2.2%
Accenture plc, Class A 32,778 11,589,645
Affirm Holdings, Inc. * 1,053 67,466
Akamai Technologies, Inc. * 8,462 969,322
Alliance Data Systems Corp. 2,592 178,952
Amdocs Ltd. 6,598 500,722
Automatic Data Processing,
Inc. 21,709 4,475,745
BigCommerce Holdings,
Inc. Series 1,* 2,830 92,513
Block, Inc., Class A * 24,517 2,998,184
Brightcove, Inc. * 1,597 15,060
Broadridge Financial
Solutions, Inc. 6,443 1,025,854
Cantaloupe, Inc. * 3,068 25,771
Cass Information Systems,
Inc. 574 23,350
Cloudflare, Inc., Class A * 13,411 1,292,820
Cognizant Technology
Solutions Corp., Class A 31,053 2,652,547
Concentrix Corp. 2,259 454,036
Conduent, Inc. * 6,621 31,317
CSG Systems International,
Inc. 450 25,546
Cyxtera Technologies, Inc. * 209 2,502
DigitalOcean Holdings, Inc. * 2,736 156,882
DXC Technology Co. * 13,547 407,494
EPAM Systems, Inc. * 2,843 1,353,666
Euronet Worldwide, Inc. * 2,439 326,558
EVERTEC, Inc. 2,744 119,748
Evo Payments, Inc., Class A * 1,604 38,688
ExlService Holdings, Inc. * 1,735 209,102
Fastly, Inc., Class A *(d) 5,773 165,454
Fidelity National Information
Services, Inc. 31,306 3,754,215
Fiserv, Inc. * 30,677 3,242,559
FleetCor Technologies, Inc. * 3,931 936,600
Flywire Corp. *(d) 4,486 126,460
Gartner, Inc. * 4,277 1,256,968
Genpact Ltd. 10,010 497,997
Global Payments, Inc. 14,492 2,172,061
Globant SA * 1,875 478,462
GoDaddy, Inc., Class A * 9,001 681,466
GreenSky, Inc., Class A * 1,688 17,808
Grid Dynamics Holdings, Inc. * 952 25,371
Hackett Group, Inc. (The) 998 19,102
I3 Verticals, Inc., Class A * 585 13,537
Common Stocks
Shares Value ($)
IT Services
International Business
Machines Corp. 45,572 6,087,052
International Money Express,
Inc. * 602 9,638
Jack Henry & Associates, Inc. 3,634 609,822
Kyndryl Holdings, Inc. * 9,605 162,132
Limelight Networks, Inc. * 4,203 17,947
LiveRamp Holdings, Inc. * 4,026 179,761
Marqeta, Inc., Class A * 397 4,685
Mastercard, Inc., Class A 45,011 17,391,350
MAXIMUS, Inc. 3,202 247,579
MoneyGram International,
Inc. * 3,748 32,870
MongoDB, Inc. * 3,283 1,329,976
Nomura Research Institute
Ltd. 65,400 2,301,060
NTT Data Corp. 301,000 5,783,919
Obic Co. Ltd. 11,600 1,913,170
Okta, Inc. * 6,805 1,346,641
Otsuka Corp. 49,200 1,995,335
Paya Holdings, Inc. * 3,609 23,639
Paychex, Inc. 16,407 1,932,088
Paymentus Holdings, Inc.,
Class A * 71 1,866
Payoneer Global, Inc. * 1,879 9,808
PayPal Holdings, Inc. * 61,005 10,489,200
Paysafe Ltd. * 29,363 106,588
Perficient, Inc. * 1,823 191,087
Priority Technology Holdings,
Inc. * 431 2,612
Rackspace Technology, Inc. * 2,304 28,823
Remitly Global, Inc. * 84 1,022
Repay Holdings Corp. * 3,275 58,590
Sabre Corp. * 18,557 169,797
SHIFT, Inc. * 8,100 1,358,786
Shift4 Payments, Inc.,
Class A * 2,708 142,766
Snowflake, Inc., Class A * 10,804 2,980,824
SolarWinds Corp. 1,008 13,709
Squarespace, Inc., Class A * 158 5,236
StarTek, Inc. * 617 3,141
StoneCo Ltd., Class A * 10,910 169,978
Switch, Inc., Class A 6,624 169,773
Thoughtworks Holding, Inc. * 268 5,741
Toast, Inc., Class A * 158 3,615
TTEC Holdings, Inc. 698 55,903
Tucows, Inc., Class A * 271 21,409
Twilio, Inc., Class A * 8,751 1,803,756
Unisys Corp. * 2,536 46,282
VeriSign, Inc. * 4,915 1,067,440
Verra Mobility Corp. * 7,061 111,846
Visa, Inc., Class A 87,192 19,720,215
Western Union Co. (The) 15,768 298,173
WEX, Inc. * 2,328 374,761
Wix.com Ltd. * 2,481 325,929
123,528,890
Leisure Products 0.0%
†
Acushnet Holdings Corp. 1,366 63,792

32 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Leisure Products
American Outdoor Brands,
Inc. * 536 8,887
AMMO, Inc. * 519 2,408
Brunswick Corp. 3,579 324,937
Callaway Golf Co. * 6,778 161,723
Clarus Corp. 749 16,875
Escalade, Inc. 258 3,689
Genius Brands International,
Inc. * 1,797 1,581
Hasbro, Inc. 6,310 583,549
Hayward Holdings, Inc. * 1,920 37,805
Johnson Outdoors, Inc.,
Class A 213 19,217
Latham Group, Inc. * 189 3,153
Malibu Boats, Inc., Class A * 799 52,462
Marine Products Corp. 219 2,685
MasterCraft Boat Holdings,
Inc. * 785 19,963
Mattel, Inc. * 16,590 347,063
Nautilus, Inc. * 945 4,819
Peloton Interactive, Inc.,
Class A * 14,054 384,096
Polaris, Inc. 2,544 286,429
Smith & Wesson Brands, Inc. 982 16,773
Solo Brands, Inc., Class A * 586 6,540
Sturm Ruger & Co., Inc. 622 41,817
Vinco Ventures, Inc. * 1,339 4,405
Vista Outdoor, Inc. * 3,237 124,883
YETI Holdings, Inc. * 4,910 321,998
2,841,549
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A * 4,628 445,538
23andMe Holding Co. * 530 2,475
Adaptive Biotechnologies
Corp. * 7,455 130,015
Agilent Technologies, Inc. 16,508 2,299,895
Avantor, Inc. * 33,023 1,232,749
Berkeley Lights, Inc. * 1,574 15,284
Bionano Genomics, Inc. *(d) 8,969 19,911
Bio-Rad Laboratories, Inc.,
Class A * 937 561,947
Bio-Techne Corp. 2,121 798,366
Bruker Corp. 5,509 366,899
Charles River Laboratories
International, Inc. * 2,735 901,894
ChromaDex Corp. * 1,404 3,945
Codexis, Inc. * 4,016 82,328
Cytek Biosciences, Inc. * 91 1,325
Danaher Corp. 32,813 9,377,627
Fluidigm Corp. *(d) 2,763 9,035
Harvard Bioscience, Inc. * 1,343 7,816
Illumina, Inc. * 7,609 2,654,171
Inotiv, Inc. * 1,262 40,371
IQVIA Holdings, Inc. * 10,114 2,476,919
Maravai LifeSciences
Holdings, Inc., Class A * 5,746 166,174
Medpace Holdings, Inc. * 1,705 302,569
Mettler-Toledo International,
Inc. * 1,170 1,723,036
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
NanoString Technologies,
Inc. * 1,521 52,809
NeoGenomics, Inc. * 6,536 147,321
Pacific Biosciences of
California, Inc. * 10,915 122,030
PerkinElmer, Inc. 6,205 1,068,315
Personalis, Inc. * 755 8,600
QIAGEN NV * 12,868 636,837
Quanterix Corp. * 797 24,261
Quantum-Si, Inc. * 457 2,189
Repligen Corp. * 2,935 582,128
Science 37 Holdings, Inc. * 352 2,837
Seer, Inc. *(d) 3,036 47,756
SomaLogic, Inc. * 893 7,662
Sotera Health Co. * 3,320 71,413
Syneos Health, Inc. * 5,814 526,516
Thermo Fisher Scientific, Inc. 20,777 12,077,670
Waters Corp. * 3,019 966,442
West Pharmaceutical
Services, Inc. 3,849 1,513,504
41,478,579
Machinery 0.9%
AGCO Corp. 3,312 388,166
Agrify Corp. * 106 656
Alamo Group, Inc. 218 30,705
Albany International Corp.,
Class A 1,737 145,404
Allison Transmission Holdings,
Inc. 5,070 192,609
Altra Industrial Motion Corp. 3,387 163,524
Astec Industries, Inc. 1,850 117,087
Barnes Group, Inc. 1,259 56,869
Blue Bird Corp. * 673 10,438
Caterpillar, Inc. 27,808 5,604,980
Chart Industries, Inc. * 1,894 230,822
CIRCOR International, Inc. * 790 21,938
Colfax Corp. * 6,918 284,468
Columbus McKinnon Corp. 936 40,510
Commercial Vehicle Group,
Inc. * 195 1,509
Crane Co. 2,985 308,977
Cummins, Inc. 7,402 1,634,954
Deere & Co. 14,304 5,384,026
Desktop Metal, Inc.,
Class A *(d) 12,242 50,070
Donaldson Co., Inc. 6,969 387,895
Douglas Dynamics, Inc. 2,357 86,101
Dover Corp. 7,505 1,275,175
Energy Recovery, Inc. * 1,647 32,248
Enerpac Tool Group Corp. 2,101 37,503
EnPro Industries, Inc. 826 86,747
ESCO Technologies, Inc. 1,783 142,248
Evoqua Water Technologies
Corp. * 6,409 259,565
Fathom Digital Manufacturing
C * 217 1,933
Federal Signal Corp. 3,191 124,513
Flowserve Corp. 7,547 246,183
Fortive Corp. 17,472 1,232,475

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Machinery
Franklin Electric Co., Inc. 2,541 220,559
Gates Industrial Corp. plc * 6,000 92,820
Gorman-Rupp Co. (The) 733 29,401
Graco, Inc. 9,020 654,491
Greenbrier Cos., Inc. (The) 1,189 47,988
Helios Technologies, Inc. 1,633 125,137
Hillenbrand, Inc. 4,281 198,981
Hillman Solutions Corp. * 670 6,010
Hydrofarm Holdings Group,
Inc. * 1,195 23,434
Hyliion Holdings Corp. *(d) 3,762 16,741
Hyster-Yale Materials
Handling, Inc. 398 17,866
Hyzon Motors, Inc. * 473 2,403
Ideanomics, Inc. *(d) 13,700 14,659
IDEX Corp. 4,007 863,268
Illinois Tool Works, Inc. 15,547 3,636,754
Ingersoll Rand, Inc. 21,914 1,231,786
ITT, Inc. 5,102 468,976
John Bean Technologies Corp. 1,675 226,125
Kadant, Inc. 587 122,671
Kennametal, Inc. 5,035 174,060
Kurita Water Industries Ltd. 34,500 1,414,347
Lincoln Electric Holdings, Inc. 3,010 384,798
Lindsay Corp. 832 105,040
Luxfer Holdings plc 987 16,858
Manitowoc Co., Inc. (The) * 1,404 25,623
Markforged Holding Corp. * 589 2,786
Mayville Engineering Co.,
Inc. * 266 3,051
Meritor, Inc. * 3,922 90,402
Microvast Holdings, Inc. * 938 5,197
Middleby Corp. (The) * 2,557 473,556
Miller Industries, Inc. 459 14,445
Mueller Industries, Inc. 3,184 164,485
Mueller Water Products, Inc.,
Class A 10,755 138,202
Nikola Corp. *(d) 12,924 103,780
NN, Inc. * 1,485 5,658
Nordson Corp. 2,844 661,344
Omega Flex, Inc. 100 14,196
Oshkosh Corp. 3,455 393,214
Otis Worldwide Corp. 22,298 1,904,918
PACCAR, Inc. 17,524 1,629,557
Parker-Hannifin Corp. 6,734 2,087,607
Park-Ohio Holdings Corp. 303 6,133
Pentair plc 8,627 549,540
Proterra, Inc. * 1,209 9,563
Proto Labs, Inc. * 1,910 95,844
RBC Bearings, Inc. * 1,528 275,758
REV Group, Inc. 1,112 14,934
Sarcos Technology and
Robotics Corp. * 429 2,488
Shyft Group, Inc. (The) 1,418 59,471
SMC Corp. 10,700 5,985,235
Snap-on, Inc. 2,809 584,974
SPX Corp. * 2,443 127,476
SPX FLOW, Inc. 2,397 206,621
Standex International Corp. 471 46,794
Stanley Black & Decker, Inc. 10,076 1,759,773
Common Stocks
Shares Value ($)
Machinery
Tennant Co. 692 53,402
Terex Corp. 4,010 167,297
Timken Co. (The) 3,787 252,972
Titan International, Inc. * 320 3,120
Toro Co. (The) 5,740 554,369
Trinity Industries, Inc. 4,383 125,924
Velo3D, Inc. * 498 3,212
Wabash National Corp. 2,113 41,457
Watts Water Technologies,
Inc., Class A 1,516 232,266
Welbilt, Inc. * 7,406 175,893
Westinghouse Air Brake
Technologies Corp. 9,836 874,420
Woodward, Inc. 3,103 342,168
Xylem, Inc. 9,408 988,028
49,932,624
Marine 0.0%
†
Costamare, Inc. 1,370 18,002
Eagle Bulk Shipping, Inc. 244 10,936
Genco Shipping & Trading Ltd. 861 13,397
Kirby Corp. * 3,652 238,037
Matson, Inc. 2,278 222,470
Safe Bulkers, Inc. * 1,586 5,535
508,377
Media 0.5%
AdTheorent Holding Co., Inc. * 199 989
Advantage Solutions, Inc. * 3,458 25,174
Altice USA, Inc., Class A * 12,134 174,972
AMC Networks, Inc., Class A * 573 24,427
Audacy, Inc. * 4,868 11,781
Boston Omaha Corp.,
Class A * 425 11,216
BuzzFeed, Inc. * 186 742
Cable One, Inc. 297 458,785
Cardlytics, Inc. * 1,859 124,739
Charter Communications, Inc.,
Class A * 6,656 3,949,271
Clear Channel Outdoor
Holdings, Inc. * 14,419 44,122
Comcast Corp., Class A 237,611 11,878,174
comScore, Inc. * 2,543 7,705
Daily Journal Corp. * 44 14,256
Discovery, Inc., Class A *(d) 23,215 635,504
DISH Network Corp., Class A * 13,164 413,350
Emerald Holding, Inc. * 1,035 3,374
Entravision Communications
Corp., Class A 2,450 14,847
EW Scripps Co. (The),
Class A * 2,284 46,822
Fluent, Inc. * 1,132 1,811
Fox Corp., Class A 23,544 932,513
Gannett Co., Inc. * 5,529 26,871
Gray Television, Inc. 5,532 115,342
Hemisphere Media Group,
Inc. * 541 3,511
iHeartMedia, Inc., Class A * 3,581 72,157
Integral Ad Science Holding
Corp. * 126 2,109

34 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 29,484 1,047,861
John Wiley & Sons, Inc.,
Class A 2,627 133,320
Liberty Broadband Corp.,
Class A * 9,055 1,341,634
Liberty Media Corp-Liberty
SiriusXM, Class A * 13,295 617,207
Loyalty Ventures, Inc. * 601 17,615
Magnite, Inc. * 7,257 98,478
National CineMedia, Inc. 2,533 6,687
New York Times Co. (The),
Class A 8,745 350,062
News Corp., Class A 26,845 597,033
Nexstar Media Group, Inc.,
Class A 2,137 353,417
Omnicom Group, Inc. 15,671 1,180,967
PubMatic, Inc., Class A * 117 2,872
Scholastic Corp. 927 38,026
Sinclair Broadcast Group, Inc.,
Class A 883 24,265
Sirius XM Holdings, Inc. (d) 44,383 282,276
Stagwell, Inc. * 1,413 10,555
TechTarget, Inc. * 1,551 128,640
TEGNA, Inc. 11,654 225,622
Thryv Holdings, Inc. * 127 4,119
ViacomCBS, Inc. 30,850 1,032,696
WideOpenWest, Inc. * 1,787 33,256
26,521,172
Metals & Mining 0.2%
Alcoa Corp. 9,027 511,921
Allegheny Technologies, Inc. * 7,835 143,302
Alpha Metallurgical
Resources, Inc. * 100 6,323
Arconic Corp. * 5,923 183,198
Carpenter Technology Corp. 1,789 51,380
Century Aluminum Co. * 2,186 33,533
Cleveland-Cliffs, Inc. * 24,163 414,154
Coeur Mining, Inc. * 16,363 76,743
Commercial Metals Co. 6,374 213,147
Compass Minerals
International, Inc. 2,302 122,927
Constellium SE * 6,100 106,689
Ferroglobe plc * 606 3,079
Fortitude Gold Corp. 604 3,866
Freeport-McMoRan, Inc. 75,867 2,823,770
Gatos Silver, Inc. * 1,097 3,412
Haynes International, Inc. 520 19,562
Hecla Mining Co. 29,820 147,907
Kaiser Aluminum Corp. 542 51,897
Materion Corp. 782 64,789
MP Materials Corp. *(d) 4,245 169,545
Newmont Corp. 40,126 2,454,507
Novagold Resources, Inc. * 4,170 27,522
Nucor Corp. 14,929 1,513,801
Olympic Steel, Inc. 280 5,961
Piedmont Lithium, Inc. * 93 4,499
Reliance Steel & Aluminum
Co. 3,383 517,193
Common Stocks
Shares Value ($)
Metals & Mining
Royal Gold, Inc. 3,728 378,578
Ryerson Holding Corp. 644 13,202
Schnitzer Steel Industries,
Inc., Class A 1,041 40,745
Southern Copper Corp. 2,893 184,834
Steel Dynamics, Inc. 10,114 561,529
SunCoke Energy, Inc. 3,372 23,098
TimkenSteel Corp. * 1,945 27,288
United States Steel Corp. 14,196 294,141
Warrior Met Coal, Inc. 2,048 53,658
Worthington Industries, Inc. 941 50,983
11,302,683
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 25,864 385,115
Annaly Capital Management,
Inc. 66,616 526,266
Apollo Commercial Real
Estate Finance, Inc. 3,915 53,440
Arbor Realty Trust, Inc. 7,972 139,590
Ares Commercial Real Estate
Corp. 1,394 20,478
ARMOUR Residential REIT,
Inc. 6,810 63,878
Blackstone Mortgage Trust,
Inc., Class A 4,307 135,326
BrightSpire Capital, Inc. 3,079 28,912
Broadmark Realty Capital, Inc. 5,599 52,518
Chimera Investment Corp. 12,162 176,349
Dynex Capital, Inc. 786 12,639
Ellington Financial, Inc. 4,023 71,489
Granite Point Mortgage Trust,
Inc. 341 4,126
Great Ajax Corp. 786 10,249
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 4,076 169,072
Invesco Mortgage Capital, Inc. 7,892 21,150
KKR Real Estate Finance
Trust, Inc. 1,157 24,690
Ladder Capital Corp. 4,197 49,902
MFA Financial, Inc. 25,476 117,954
New Residential Investment
Corp. 23,001 244,961
New York Mortgage Trust, Inc. 7,225 27,094
Orchid Island Capital, Inc. 3,621 14,593
PennyMac Mortgage
Investment Trust 2,134 38,028
Ready Capital Corp. 1,616 23,012
Redwood Trust, Inc. 3,611 44,524
Starwood Property Trust, Inc. 27,341 676,690
TPG RE Finance Trust, Inc. 2,370 29,909
Two Harbors Investment Corp. 17,451 100,343
3,262,297
Multiline Retail 0.2%
Big Lots, Inc. 1,230 51,549
Dillard's, Inc., Class A (d) 345 87,534
Dollar General Corp. 12,307 2,565,763
Dollar Tree, Inc. * 11,553 1,515,985

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Multiline Retail
Franchise Group, Inc. 919 46,014
Kohl's Corp. 8,441 504,012
Macy's, Inc. 7,824 200,295
Nordstrom, Inc. * 6,288 141,480
Ollie's Bargain Outlet
Holdings, Inc. * 3,698 177,282
Target Corp. 25,219 5,559,024
10,848,938
Multi-Utilities 0.3%
Ameren Corp. 12,734 1,130,015
Avista Corp. 4,088 181,752
Black Hills Corp. 3,720 251,993
CenterPoint Energy, Inc. 43,096 1,222,203
CMS Energy Corp. 15,166 976,387
Consolidated Edison, Inc. 24,541 2,121,569
Dominion Energy, Inc. 45,498 3,669,869
DTE Energy Co. 9,887 1,190,691
MDU Resources Group, Inc. 10,908 320,368
National Grid plc , ADR-UK 4,405 322,402
NiSource, Inc. 30,755 897,431
NorthWestern Corp. 3,018 175,406
Public Service Enterprise
Group, Inc. 26,506 1,763,444
Sempra Energy 18,447 2,548,638
Unitil Corp. 536 25,160
WEC Energy Group, Inc. 19,589 1,900,917
18,698,245
Oil, Gas & Consumable Fuels 1.3%
Aemetis, Inc. * 169 1,550
Alto Ingredients, Inc. * 439 2,274
Altus Midstream Co. 23 1,450
Antero Midstream Corp. 17,877 177,876
Antero Resources Corp. * 15,090 294,708
APA Corp. 20,097 667,421
Arch Resources, Inc. 281 26,594
Archaea Energy, Inc. * 334 5,775
Berry Corp. 2,699 23,454
Brigham Minerals, Inc.,
Class A 4,011 86,798
California Resources Corp. 4,310 183,692
Callon Petroleum Co. *(d) 2,339 115,640
Camber Energy, Inc. * 1,577 917
Centennial Resource
Development, Inc., Class A * 5,976 46,673
Centrus Energy Corp.,
Class A * 67 2,911
Cheniere Energy, Inc. 12,717 1,423,032
Chesapeake Energy Corp. 5,695 388,228
Chevron Corp. 100,755 13,232,154
Civitas Resources, Inc. 2,930 159,685
Clean Energy Fuels Corp. * 3,369 20,450
CNX Resources Corp. * 11,557 171,390
Comstock Resources, Inc. * 1,210 9,414
ConocoPhillips 69,809 6,186,474
CONSOL Energy, Inc. * 1,091 23,718
Continental Resources,
Inc. (d) 3,542 183,971
Coterra Energy, Inc. 41,305 904,580
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Crescent Energy, Inc.,
Class A (d) 663 8,798
CVR Energy, Inc. 1,181 23,065
Delek US Holdings, Inc. * 2,633 40,864
Denbury, Inc. * 2,768 207,988
Devon Energy Corp. 35,880 1,814,452
DHT Holdings, Inc. 4,544 22,175
Diamondback Energy, Inc. 9,581 1,208,739
Dorian LPG Ltd. 722 8,585
DT Midstream, Inc. 5,623 290,709
Earthstone Energy, Inc.,
Class A * 870 11,884
Energy Fuels, Inc. *(d) 4,234 26,124
EOG Resources, Inc. 30,582 3,409,281
EQT Corp. * 16,653 353,876
Equitrans Midstream Corp. 21,672 175,760
Exxon Mobil Corp. 218,970 16,632,961
Falcon Minerals Corp. 1,848 9,554
Frontline Ltd. * 8,173 53,697
Gevo, Inc. *(d) 15,811 54,074
Golar LNG Ltd. * 6,545 93,921
Green Plains, Inc. * 532 16,247
Gulfport Energy Corp. * 72 4,712
Hess Corp. 14,692 1,355,925
Hess Midstream LP, Class A 150 4,404
HollyFrontier Corp. 8,663 304,591
International Seaways, Inc. 1,812 26,437
Kinder Morgan, Inc. 102,201 1,774,209
Kosmos Energy Ltd. * 12,623 54,658
Laredo Petroleum, Inc. * 516 34,655
Magnolia Oil & Gas Corp.,
Class A 8,275 178,988
Marathon Oil Corp. 42,477 827,027
Marathon Petroleum Corp. 32,095 2,302,816
Matador Resources Co. 5,823 260,696
Murphy Oil Corp. 8,255 260,858
New Fortress Energy, Inc. 1,394 30,612
Nordic American Tankers Ltd. 4,474 6,935
Northern Oil and Gas, Inc. 2,047 48,145
Oasis Petroleum, Inc. 616 83,425
Occidental Petroleum Corp. 45,068 1,697,712
ONEOK, Inc. 33,738 2,047,222
Ovintiv, Inc. 13,910 539,708
Par Pacific Holdings, Inc. * 1,644 23,180
PBF Energy, Inc., Class A * 3,406 53,951
PDC Energy, Inc. 5,420 321,243
Peabody Energy Corp. * 2,695 29,106
Phillips 66 22,703 1,924,987
Pioneer Natural Resources
Co. 11,312 2,476,084
Plains GP Holdings LP,
Class A * 1,160 13,375
Range Resources Corp. * 12,701 244,494
Ranger Oil Corp. * 756 23,444
Renewable Energy Group,
Inc. * 1,538 61,920
REX American Resources
Corp. * 225 21,697
SandRidge Energy, Inc. * 195 2,242
Scorpio Tankers, Inc. 1,559 21,218

36 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SFL Corp. Ltd. 3,132 25,682
SM Energy Co. 6,455 211,789
Southwestern Energy Co. * 53,407 234,991
Talos Energy, Inc. * 777 8,267
Targa Resources Corp. 12,146 717,586
TC Energy Corp. 6,682 345,125
Tellurian, Inc. *(d) 23,502 58,990
Texas Pacific Land Corp. 308 331,100
TotalEnergies SE , ADR-FR 12,226 694,437
Uranium Energy Corp. * 16,483 43,021
Valero Energy Corp. 21,751 1,804,680
Viper Energy Partners LP 496 13,412
W&T Offshore, Inc. * 4,019 17,201
Whiting Petroleum Corp. * 2,178 161,716
Williams Cos., Inc. (The) 64,776 1,939,393
World Fuel Services Corp. 2,537 71,569
72,543,218
Paper & Forest Products 0.0%
†
Clearwater Paper Corp. * 670 21,185
Glatfelter Corp. 1,775 30,814
Louisiana-Pacific Corp. 3,926 260,844
Neenah, Inc. 678 31,256
Schweitzer-Mauduit
International, Inc. 1,217 36,839
Sylvamo Corp. * 1,123 33,454
Verso Corp., Class A 1,314 35,320
449,712
Personal Products 0.1%
Beauty Health Co. (The) * 4,970 70,574
BellRing Brands, Inc.,
Class A * 1,505 36,662
Coty, Inc., Class A * 18,909 160,348
Edgewell Personal Care Co. 3,111 142,484
elf Beauty, Inc. * 3,300 97,548
Estee Lauder Cos., Inc. (The),
Class A 11,930 3,719,655
Herbalife Nutrition Ltd. * 5,789 246,090
Inter Parfums, Inc. 1,378 136,381
Medifast, Inc. 635 126,181
Nature's Sunshine Products,
Inc. 337 5,945
Nu Skin Enterprises, Inc.,
Class A 3,021 145,582
Olaplex Holdings, Inc. * 3,898 85,132
Revlon, Inc., Class A * 200 1,980
USANA Health Sciences, Inc. * 422 40,335
Veru, Inc. * 1,877 9,760
5,024,657
Pharmaceuticals 1.6%
9 Meters Biopharma, Inc. * 1,542 1,177
Aclaris Therapeutics, Inc. * 372 4,062
Aerie Pharmaceuticals, Inc. * 1,508 11,099
Amneal Pharmaceuticals,
Inc. * 3,876 17,171
Amphastar Pharmaceuticals,
Inc. * 1,419 32,765
Ampio Pharmaceuticals, Inc. * 1,166 604
Common Stocks
Shares Value ($)
Pharmaceuticals
ANI Pharmaceuticals, Inc. * 403 16,289
Antares Pharma, Inc. * 5,747 19,367
Arvinas, Inc. * 2,556 182,728
Atea Pharmaceuticals, Inc. * 2,179 15,558
Athira Pharma, Inc. * 1,420 14,626
Axsome Therapeutics, Inc. *(d) 981 26,919
BioDelivery Sciences
International, Inc. * 3,652 13,366
Bristol-Myers Squibb Co. 121,878 7,908,663
Cara Therapeutics, Inc. * 1,597 18,493
Cassava Sciences, Inc. *(d) 1,217 53,852
Catalent, Inc. * 8,666 900,657
Collegium Pharmaceutical,
Inc. * 1,385 24,722
Corcept Therapeutics, Inc. * 5,489 103,029
CorMedix, Inc. * 668 2,826
Cymabay Therapeutics, Inc. * 2,877 8,573
Daiichi Sankyo Co. Ltd. 122,400 2,740,453
DICE Therapeutics, Inc. * 70 1,192
Durect Corp. * 5,623 4,256
Edgewise Therapeutics, Inc. * 162 2,203
Elanco Animal Health, Inc. * 23,823 620,351
Eli Lilly & Co. 44,071 10,814,583
Endo International plc * 8,842 28,206
Esperion Therapeutics, Inc. * 860 3,689
Evolus, Inc. * 968 7,183
Fulcrum Therapeutics, Inc. * 578 7,028
Gelesis Holdings, Inc. * 174 887
Harmony Biosciences
Holdings, Inc. * 1,853 66,449
Ikena Oncology, Inc. * 149 1,450
Innoviva, Inc. * 4,258 68,256
Intra-Cellular Therapies, Inc. * 4,226 200,693
Jazz Pharmaceuticals plc * 3,151 437,705
Johnson & Johnson 139,060 23,958,647
Kala Pharmaceuticals, Inc. * 1,059 937
Kaleido Biosciences, Inc. * 268 472
KemPharm, Inc. * 189 1,363
Kyowa Kirin Co. Ltd. 100,500 2,520,641
Marinus Pharmaceuticals,
Inc. * 864 8,813
Merck & Co., Inc. 131,380 10,704,842
Mind Medicine MindMed,
Inc. *(d) 11,581 12,971
Nektar Therapeutics * 11,723 130,360
NGM Biopharmaceuticals,
Inc. * 1,048 16,569
Novartis AG , ADR-CH 3,593 312,268
Nuvation Bio, Inc. *(d) 10,117 61,714
Ocular Therapeutix, Inc. * 2,438 13,799
Omeros Corp. * 2,146 12,876
Oramed Pharmaceuticals,
Inc. * 2,302 20,626
Organon & Co. 13,825 441,156
Pacira BioSciences, Inc. * 2,782 174,626
Paratek Pharmaceuticals,
Inc. * 1,197 4,848
Perrigo Co. plc 7,537 286,934
Pfizer, Inc. 290,631 15,313,347

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
Pharmaceuticals
Phathom Pharmaceuticals,
Inc. * 499 8,383
Phibro Animal Health Corp.,
Class A 834 16,096
Pliant Therapeutics, Inc. * 1,345 15,777
PLx Pharma, Inc. * 160 1,056
Prestige Consumer
Healthcare, Inc. * 2,936 165,737
Provention Bio, Inc. * 1,479 7,927
Reata Pharmaceuticals, Inc.,
Class A * 1,670 46,960
Relmada Therapeutics, Inc. * 492 9,048
Revance Therapeutics, Inc. * 2,171 28,939
Roivant Sciences Ltd. * 2,353 16,353
Royalty Pharma plc, Class A 17,260 690,573
Sanofi , ADR-FR 6,343 329,836
SIGA Technologies, Inc. * 2,238 14,569
Supernus Pharmaceuticals,
Inc. * 1,968 60,713
Tarsus Pharmaceuticals, Inc. * 108 2,168
TherapeuticsMD, Inc. * 10,255 3,112
Theravance Biopharma, Inc. * 1,872 17,054
Verrica Pharmaceuticals, Inc. * 408 3,342
Viatris, Inc. 64,106 959,667
WaVe Life Sciences Ltd. * 742 1,625
Zoetis, Inc. 27,766 5,547,369
Zogenix, Inc. * 4,059 105,575
86,430,818
Professional Services 0.4%
Alight, Inc., Class A * 2,113 20,412
ASGN, Inc. * 4,912 564,241
Barrett Business Services, Inc. 300 19,200
BlackSky Technology, Inc. * 553 1,565
Booz Allen Hamilton Holding
Corp. 6,153 472,120
CACI International, Inc.,
Class A * 994 245,975
CBIZ, Inc. * 3,634 140,381
Clarivate plc * 20,791 342,220
CoStar Group, Inc. * 21,951 1,540,082
CRA International, Inc. 248 21,095
Dun & Bradstreet Holdings,
Inc. * 11,767 236,046
Equifax, Inc. 6,478 1,553,165
Exponent, Inc. 2,819 267,749
First Advantage Corp. * 827 13,993
Forrester Research, Inc. * 450 24,759
Franklin Covey Co. * 508 23,780
FTI Consulting, Inc. * 1,481 215,945
Heidrick & Struggles
International, Inc. 769 33,659
Huron Consulting Group, Inc. * 879 38,781
ICF International, Inc. 733 69,188
IHS Markit Ltd. 19,428 2,268,996
Insperity, Inc. 2,051 220,544
Jacobs Engineering Group,
Inc. 6,811 886,656
KBR, Inc. 6,470 280,798
Kelly Services, Inc., Class A 1,376 23,502
Common Stocks
Shares Value ($)
Professional Services
Kforce, Inc. 820 56,309
Korn Ferry 3,282 217,859
Legalzoom.com, Inc. * 138 2,191
Leidos Holdings, Inc. 7,206 644,577
ManpowerGroup, Inc. 2,456 257,561
ManTech International Corp.,
Class A 1,551 112,044
Mistras Group, Inc. * 536 3,602
Nielsen Holdings plc 19,494 367,657
Planet Labs PBC * 217 1,324
Recruit Holdings Co. Ltd. 99,300 4,896,425
Resources Connection, Inc. 1,269 22,119
Robert Half International, Inc. 5,417 613,529
Science Applications
International Corp. 2,355 193,181
Skillsoft Corp. * 367 2,723
Spire Global, Inc. * 631 1,571
Sterling Check Corp. * 102 2,041
TransUnion 10,003 1,031,509
TriNet Group, Inc. * 2,315 197,238
TrueBlue, Inc. * 1,398 37,187
Upwork, Inc. * 6,286 170,979
Verisk Analytics, Inc. 8,257 1,619,445
Willdan Group, Inc. * 436 13,717
19,989,640
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A * 17,527 1,776,186
Compass, Inc., Class A * 1,364 11,703
Cushman & Wakefield plc * 8,434 177,030
Doma Holdings, Inc. * 1,019 4,076
Douglas Elliman, Inc. * 2,331 18,089
eXp World Holdings, Inc. (d) 3,535 95,940
Five Point Holdings LLC,
Class A * 354 2,050
Forestar Group, Inc. * 548 10,933
FRP Holdings, Inc. * 287 16,210
Howard Hughes Corp. (The) * 2,469 237,789
Jones Lang LaSalle, Inc. * 2,634 660,581
Kennedy-Wilson Holdings, Inc. 9,244 207,620
Marcus & Millichap, Inc. * 963 45,078
Newmark Group, Inc., Class A 8,623 132,018
Offerpad Solutions, Inc. * 470 1,711
Opendoor Technologies, Inc. * 23,914 237,466
Rafael Holdings, Inc.,
Class B * 466 1,929
RE/MAX Holdings, Inc.,
Class A 113 3,363
Realogy Holdings Corp. * 6,254 103,191
Redfin Corp. * 5,650 167,070
RMR Group, Inc. (The),
Class A 587 18,790
St Joe Co. (The) 1,215 58,940
Tejon Ranch Co. * 886 15,425
WeWork, Inc. * 243 1,805
Zillow Group, Inc., Class A * 11,766 592,316
4,597,309
Road & Rail 0.4%
AMERCO 456 277,681

38 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Road & Rail
ArcBest Corp. 1,390 122,932
Avis Budget Group, Inc. * 2,296 404,509
Bird Global, Inc., Class A * 199 702
Covenant Logistics Group,
Inc. * 443 9,622
CSX Corp. 114,234 3,909,088
Daseke, Inc. * 1,570 17,553
Heartland Express, Inc. 1,776 26,569
JB Hunt Transport Services,
Inc. 4,058 781,327
Knight-Swift Transportation
Holdings, Inc. 8,556 484,098
Landstar System, Inc. 1,931 308,960
Lyft, Inc., Class A * 15,442 594,826
Marten Transport Ltd. 2,237 37,336
Norfolk Southern Corp. 12,803 3,482,288
Old Dominion Freight Line,
Inc. 5,294 1,598,417
Ryder System, Inc. 2,799 204,859
Saia, Inc. * 1,400 397,992
Schneider National, Inc.,
Class B 3,174 81,254
TuSimple Holdings, Inc.,
Class A * 7,276 136,498
Uber Technologies, Inc. * 84,005 3,141,787
Union Pacific Corp. 33,432 8,175,796
Universal Logistics Holdings,
Inc. 236 4,019
US Xpress Enterprises, Inc.,
Class A * 663 2,990
Werner Enterprises, Inc. 3,025 134,885
XPO Logistics, Inc. * 5,283 349,576
Yellow Corp. * 305 3,184
24,688,748
Semiconductors & Semiconductor Equipment 2.4%
ACM Research, Inc., Class A * 81 6,452
Advanced Micro Devices,
Inc. * 58,927 6,732,410
Advantest Corp. 44,600 3,802,013
Aehr Test Systems * 151 1,925
Allegro MicroSystems, Inc. * 1,347 38,228
Alpha & Omega
Semiconductor Ltd. * 676 30,440
Ambarella, Inc. * 1,911 267,827
Amkor Technology, Inc. 5,738 126,351
Analog Devices, Inc. 27,520 4,512,454
Applied Materials, Inc. 46,452 6,418,737
Atomera, Inc. *(d) 523 7,390
Axcelis Technologies, Inc. * 1,324 82,896
AXT, Inc. * 1,313 9,834
Azenta, Inc. 3,998 337,191
Broadcom, Inc. 20,692 12,123,029
CEVA, Inc. * 1,033 38,913
Cirrus Logic, Inc. * 3,107 277,890
CMC Materials, Inc. 1,352 244,550
Cohu, Inc. * 3,570 117,739
Diodes, Inc. * 2,422 224,737
Enphase Energy, Inc. * 6,860 963,624
Entegris, Inc. 7,060 846,070
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc. * 5,507 431,639
FormFactor, Inc. * 4,427 189,210
GLOBALFOUNDRIES,
Inc. *(d) 2,691 132,774
Ichor Holdings Ltd. * 2,288 97,057
Impinj, Inc. * 680 53,985
Intel Corp. 208,762 10,191,761
KLA Corp. 7,675 2,987,647
Kopin Corp. *(d) 4,345 12,774
Kulicke & Soffa Industries, Inc. 3,064 167,570
Lam Research Corp. 7,204 4,249,784
Lattice Semiconductor Corp. * 7,305 403,382
MACOM Technology Solutions
Holdings, Inc. * 2,864 175,305
Marvell Technology, Inc. 42,198 3,012,937
MaxLinear, Inc. * 3,905 234,378
Meta Materials, Inc. * 6,614 11,045
Microchip Technology, Inc. 28,021 2,171,067
Micron Technology, Inc. 57,194 4,705,350
MKS Instruments, Inc. 2,665 413,954
Monolithic Power Systems,
Inc. 2,369 954,541
Navitas Semiconductor Corp. * 159 1,585
NeoPhotonics Corp. * 2,073 31,841
NVE Corp. 195 12,065
NVIDIA Corp. 126,310 30,928,267
NXP Semiconductors NV 12,159 2,497,945
ON Semiconductor Corp. * 24,228 1,429,452
Onto Innovation, Inc. * 2,189 200,381
PDF Solutions, Inc. * 1,172 34,844
Photronics, Inc. * 2,555 45,683
Power Integrations, Inc. 3,188 257,304
Qorvo, Inc. * 5,806 797,048
QUALCOMM, Inc. 58,338 10,253,487
Rambus, Inc. * 6,441 162,635
Rockley Photonics Holdings
Ltd. * 585 1,913
Semtech Corp. * 3,520 250,272
Silicon Laboratories, Inc. * 2,067 341,448
SiTime Corp. * 794 185,074
Skyworks Solutions, Inc. 8,528 1,249,523
SMART Global Holdings, Inc. * 536 30,745
SunPower Corp. *(d) 4,477 75,124
Synaptics, Inc. * 1,895 398,613
Teradyne, Inc. 8,809 1,034,441
Texas Instruments, Inc. 47,765 8,573,340
Ultra Clean Holdings, Inc. * 1,680 84,706
Universal Display Corp. 2,458 377,328
Veeco Instruments, Inc. * 1,994 54,815
Wolfspeed, Inc. * 6,143 578,916
Xilinx, Inc. 12,920 2,500,666
130,196,321
Software 4.1%
8x8, Inc. * 6,877 105,562
A10 Networks, Inc. 2,515 37,222
ACI Worldwide, Inc. * 6,822 234,472
Adobe, Inc. * 24,682 13,187,593
Agilysys, Inc. * 733 27,898
Alarm.com Holdings, Inc. * 2,564 191,197

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
Software
Alkami Technology, Inc. * 212 3,252
Altair Engineering, Inc.,
Class A * 2,894 182,090
Alteryx, Inc., Class A * 3,504 199,973
American Software, Inc.,
Class A 1,188 27,312
Amplitude, Inc., Class A * 238 9,356
Anaplan, Inc. * 7,930 382,860
ANSYS, Inc. * 4,587 1,559,626
Appfolio, Inc., Class A * 625 72,038
Appian Corp. *(d) 2,211 124,634
AppLovin Corp., Class A * 986 63,518
Asana, Inc., Class A * 3,985 209,133
Aspen Technology, Inc. * 3,535 530,816
Atlassian Corp. plc, Class A * 6,443 2,089,723
Autodesk, Inc. * 11,542 2,883,076
Avalara, Inc. * 4,596 503,814
Avaya Holdings Corp. * 2,195 39,993
AvePoint, Inc. * 779 4,588
Benefitfocus, Inc. * 1,169 13,023
Bentley Systems, Inc., Class B 7,775 312,322
BigBear.ai Holdings, Inc. * 235 1,201
Bill.com Holdings, Inc. * 4,797 902,843
Black Knight, Inc. * 7,911 590,161
Blackbaud, Inc. * 2,525 172,054
Blackline, Inc. * 3,010 276,529
Blend Labs, Inc., Class A * 191 1,520
Bottomline Technologies DE,
Inc. * 3,117 175,768
Box, Inc., Class A * 8,354 218,290
BTRS Holdings, Inc., Class A * 3,087 19,757
C3.ai, Inc., Class A * 2,537 66,825
Cadence Design Systems,
Inc. * 14,451 2,198,575
CCC Intelligent Solutions
Holdings, Inc. * 912 9,722
CDK Global, Inc. 4,655 200,025
Cerence, Inc. * 2,078 131,932
Ceridian HCM Holding, Inc. * 6,980 529,224
ChannelAdvisor Corp. * 932 19,702
Cipher Mining, Inc. * 251 763
Citrix Systems, Inc. 5,851 596,451
Cleanspark, Inc. * 213 1,431
Clear Secure, Inc., Class A * 79 1,951
Clearwater Analytics Holdings,
Inc., Class A * 217 3,700
CommVault Systems, Inc. * 2,746 185,245
Confluent, Inc., Class A * 120 7,847
Consensus Cloud Solutions,
Inc. * 482 27,329
CoreCard Corp. * 244 9,052
Couchbase, Inc. * 63 1,476
Coupa Software, Inc. * 3,908 524,727
Crowdstrike Holdings, Inc.,
Class A * 10,426 1,883,353
CS Disco, Inc. * 93 3,192
Cvent Holding Corp. * 179 1,208
Datadog, Inc., Class A * 13,055 1,907,466
Datto Holding Corp. * 984 24,511
Digimarc Corp. * 490 15,533
Common Stocks
Shares Value ($)
Software
Digital Turbine, Inc. * 4,829 213,200
DocuSign, Inc. * 10,045 1,263,360
Dolby Laboratories, Inc.,
Class A 3,045 267,503
Domo, Inc., Class B * 958 44,988
DoubleVerify Holdings, Inc. * 4,114 113,793
Dropbox, Inc., Class A * 13,968 345,708
Duck Creek Technologies,
Inc. * 2,347 59,966
Dynatrace, Inc. * 10,765 590,568
E2open Parent Holdings,
Inc. *(d) 11,211 104,262
Ebix, Inc. 1,005 30,542
eGain Corp. * 674 6,962
Elastic NV * 3,906 364,235
Embark Technology, Inc. * 270 1,056
Enfusion, Inc., Class A * 110 1,519
EngageSmart, Inc. * 105 2,295
Envestnet, Inc. * 1,153 85,253
Everbridge, Inc. * 2,114 108,068
EverCommerce, Inc. * 138 1,659
Expensify, Inc., Class A * 630 18,428
Fair Isaac Corp. * 1,288 637,547
Five9, Inc. * 3,671 461,445
ForgeRock, Inc., Class A * 78 1,111
Fortinet, Inc. * 6,852 2,036,688
Freshworks, Inc., Class A * 198 4,307
GTY Technology Holdings,
Inc. * 1,940 9,797
Guidewire Software, Inc. * 4,686 472,536
HubSpot, Inc. * 2,353 1,150,146
Instructure Holdings, Inc. * 77 1,779
InterDigital, Inc. 2,089 144,204
Intuit, Inc. 13,699 7,606,096
IronNet, Inc. * 231 788
Jamf Holding Corp. * 3,432 113,462
JFrog Ltd. * 3,604 96,299
KnowBe4, Inc., Class A * 143 3,421
Latch, Inc. * 618 3,961
LivePerson, Inc. * 3,580 106,935
Mandiant Corp. * 13,044 196,834
Manhattan Associates, Inc. * 3,404 455,693
Marathon Digital Holdings,
Inc. *(d) 4,945 116,405
Matterport, Inc. * 1,170 11,384
McAfee Corp., Class A 4,767 122,274
MeridianLink, Inc. * 88 1,706
Microsoft Corp. 392,219 121,972,265
MicroStrategy, Inc.,
Class A *(d) 414 152,356
Mimecast Ltd. * 2,330 185,724
Mitek Systems, Inc. * 4,501 73,681
Model N, Inc. * 1,326 36,677
Momentive Global, Inc. * 7,216 123,610
N-Able, Inc. * 1,164 12,990
nCino, Inc. *(d) 3,441 157,701
NCR Corp. * 7,197 273,918
New Relic, Inc. * 2,839 298,492
NortonLifeLock, Inc. 28,809 749,322

40 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Nuance Communications,
Inc. * 15,814 873,724
Nutanix, Inc., Class A * 10,968 299,865
Olo, Inc., Class A * 165 2,896
ON24, Inc. * 919 15,127
OneSpan, Inc. * 1,313 21,087
Oracle Corp. 88,977 7,221,373
PagerDuty, Inc. * 5,105 168,567
Palantir Technologies, Inc.,
Class A * 85,313 1,169,641
Palo Alto Networks, Inc. * 4,879 2,524,395
Paycom Software, Inc. * 2,685 900,281
Paycor HCM, Inc. * 205 5,318
Paylocity Holding Corp. * 2,005 408,980
Pegasystems, Inc. 2,232 221,459
Ping Identity Holding Corp. * 2,025 40,075
Procore Technologies, Inc. * 3,063 191,621
Progress Software Corp. 1,647 74,955
PROS Holdings, Inc. * 2,664 73,819
PTC, Inc. * 5,664 658,497
Q2 Holdings, Inc. * 3,206 209,192
Qualtrics International, Inc.,
Class A * 290 8,488
Qualys, Inc. * 1,873 240,006
Rapid7, Inc. * 3,057 294,481
Rekor Systems, Inc. * 230 1,070
Rimini Street, Inc. * 926 4,769
RingCentral, Inc., Class A * 4,260 751,847
Riot Blockchain, Inc. *(d) 4,427 70,566
SailPoint Technologies
Holdings, Inc. * 5,117 197,977
salesforce.com, Inc. * 49,018 11,403,057
Samsara, Inc., Class A *(d) 5,052 91,441
Sapiens International Corp.
NV 895 28,497
SecureWorks Corp., Class A * 263 3,879
SentinelOne, Inc., Class A * 156 6,981
ServiceNow, Inc. * 10,383 6,082,154
ShotSpotter, Inc. * 322 8,491
Smartsheet, Inc., Class A * 6,859 426,767
Smith Micro Software, Inc. * 1,069 4,468
Splunk, Inc. * 8,157 1,010,815
Sprinklr, Inc., Class A * 176 1,980
Sprout Social, Inc., Class A * 2,400 165,240
SPS Commerce, Inc. * 1,863 230,733
SS&C Technologies Holdings,
Inc. 10,235 817,469
Sumo Logic, Inc. * 2,791 33,241
Synopsys, Inc. * 7,817 2,427,178
Telos Corp. * 1,399 16,354
Tenable Holdings, Inc. * 5,143 264,350
Teradata Corp. * 5,889 237,562
Trade Desk, Inc. (The),
Class A * 22,524 1,566,319
Tyler Technologies, Inc. * 1,981 938,598
UiPath, Inc., Class A * 1,587 57,973
Unity Software, Inc. * 7,938 834,681
Upland Software, Inc. * 1,039 20,364
UserTesting, Inc. * 1,371 8,007
Varonis Systems, Inc. * 5,851 218,008
Common Stocks
Shares Value ($)
Software
Verint Systems, Inc. * 3,842 197,210
Veritone, Inc. *(d) 1,056 16,653
Vertex, Inc., Class A * 170 2,467
Viant Technology, Inc.,
Class A * 763 6,096
VirnetX Holding Corp. *(d) 2,116 4,782
VMware, Inc., Class A 11,744 1,508,869
Vonage Holdings Corp. * 13,745 286,446
WM Technology, Inc. * 271 1,374
Workday, Inc., Class A * 9,941 2,515,172
Workiva, Inc. * 2,385 282,098
Xperi Holding Corp. 3,291 55,519
Yext, Inc. * 3,861 31,274
Zendesk, Inc. * 6,426 633,025
Zoom Video Communications,
Inc., Class A * 11,549 1,781,780
Zscaler, Inc. * 4,167 1,071,377
Zuora, Inc., Class A * 7,269 120,883
227,189,081
Specialty Retail 1.2%
Aaron's Co., Inc. (The) 1,286 27,225
Abercrombie & Fitch Co.,
Class A * 3,678 143,442
Academy Sports & Outdoors,
Inc. * 4,430 172,327
Advance Auto Parts, Inc. 3,438 795,931
American Eagle Outfitters, Inc. 8,664 197,799
America's Car-Mart, Inc. * 244 23,160
Arhaus, Inc. * 5,520 49,018
Arko Corp. * 3,909 32,132
Asbury Automotive Group,
Inc. * 1,149 184,954
AutoNation, Inc. * 2,472 269,448
AutoZone, Inc. * 1,073 2,131,354
Barnes & Noble Education,
Inc. * 233 1,403
Bath & Body Works, Inc. 12,947 725,938
Bed Bath & Beyond, Inc. * 6,253 101,549
Best Buy Co., Inc. 12,957 1,286,371
Big 5 Sporting Goods Corp. 1,625 31,996
Boot Barn Holdings, Inc. * 1,632 150,095
Buckle, Inc. (The) 1,858 69,935
Burlington Stores, Inc. * 3,560 843,471
Caleres, Inc. 1,521 36,474
Camping World Holdings, Inc.,
Class A (d) 2,980 98,936
CarMax, Inc. * 11,135 1,237,878
Carvana Co. * 4,139 670,766
Cato Corp. (The), Class A 938 15,496
Chico's FAS, Inc. * 4,822 22,712
Children's Place, Inc. (The) * 306 21,649
Citi Trends, Inc. * 350 17,052
Conn's, Inc. * 713 17,304
Container Store Group, Inc.
(The) * 854 8,711
Designer Brands, Inc.,
Class A * 675 8,890
Destination XL Group, Inc. * 338 1,501
Dick's Sporting Goods, Inc. (d) 2,799 323,005

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Specialty Retail
EVgo, Inc. * 431 3,556
Fast Retailing Co. Ltd. 3,000 1,762,864
Five Below, Inc. * 2,947 483,308
Floor & Decor Holdings, Inc.,
Class A * 5,403 587,414
Foot Locker, Inc. 5,307 237,117
GameStop Corp., Class A *(d) 3,435 374,175
Gap, Inc. (The) 12,079 218,267
Genesco, Inc. * 499 32,101
Group 1 Automotive, Inc. 934 158,602
GrowGeneration Corp. * 1,908 16,103
Guess?, Inc. 1,780 40,976
Haverty Furniture Cos., Inc. 724 21,372
Hibbett, Inc. 935 57,643
Hikari Tsushin, Inc. 14,300 1,715,966
Home Depot, Inc. (The) 55,133 20,232,708
Kirkland's, Inc. * 75 1,270
Leslie's, Inc. * 7,564 157,558
Lithia Motors, Inc., Class A 1,344 392,623
LL Flooring Holdings, Inc. * 1,172 16,924
Lowe's Cos., Inc. 35,831 8,504,488
MarineMax, Inc. * 831 39,107
Monro, Inc. 1,000 49,730
Murphy USA, Inc. 925 181,910
National Vision Holdings, Inc. * 4,321 176,642
Nitori Holdings Co. Ltd. 30,500 4,370,600
ODP Corp. (The) * 2,851 126,100
OneWater Marine, Inc.,
Class A 219 11,324
O'Reilly Automotive, Inc. * 3,374 2,199,004
Party City Holdco, Inc. * 4,101 19,398
Penske Automotive Group,
Inc. 1,728 175,617
Petco Health & Wellness Co.,
Inc. * 4,669 87,544
Rent-A-Center, Inc. 3,584 151,066
Restoration Hardware
Holdings, Inc. * 921 370,997
Ross Stores, Inc. 18,553 1,813,556
Sally Beauty Holdings, Inc. * 6,187 106,231
Shift Technologies, Inc. * 322 737
Shoe Carnival, Inc. 853 29,138
Signet Jewelers Ltd. 2,800 241,164
Sleep Number Corp. * 718 51,337
Sonic Automotive, Inc.,
Class A 1,641 83,707
Sportsman's Warehouse
Holdings, Inc. * 1,681 18,424
Tilly's, Inc., Class A 872 11,493
TJX Cos., Inc. (The) 70,859 5,099,722
Tractor Supply Co. 5,675 1,238,909
TravelCenters of America,
Inc. * 77 3,510
Ulta Beauty, Inc. * 2,805 1,020,291
Urban Outfitters, Inc. * 4,163 119,561
Victoria's Secret & Co. * 4,402 245,764
Volta, Inc. * 722 3,552
Vroom, Inc. *(d) 7,254 58,177
Warby Parker, Inc., Class A * 485 18,027
Williams-Sonoma, Inc. 3,920 629,317
Common Stocks
Shares Value ($)
Specialty Retail
Winmark Corp. 114 24,558
Zumiez, Inc. * 1,515 68,099
63,577,270
Technology Hardware, Storage & Peripherals 2.7%
3D Systems Corp. * 6,946 124,333
Apple, Inc. 821,722 143,620,571
Avid Technology, Inc. * 1,313 41,176
Corsair Gaming, Inc. *(d) 1,328 25,949
Dell Technologies, Inc.,
Class C * 19,867 1,128,644
Diebold Nixdorf, Inc. * 2,388 22,304
Eastman Kodak Co. * 816 3,207
Hewlett Packard Enterprise
Co. 67,003 1,094,159
HP, Inc. 59,609 2,189,438
IonQ, Inc. * 491 5,617
NetApp, Inc. 11,822 1,022,721
Pure Storage, Inc., Class A * 14,789 391,761
Quantum Corp. * 1,278 6,441
Seagate Technology Holdings
plc 1,312 140,581
Super Micro Computer, Inc. * 2,342 94,898
Turtle Beach Corp. * 475 9,652
Western Digital Corp. * 16,170 836,636
Xerox Holdings Corp. 8,088 170,738
150,928,826
Textiles, Apparel & Luxury Goods 0.4%
Allbirds, Inc., Class A * 447 5,525
Asics Corp. 126,000 2,461,154
Capri Holdings Ltd. * 7,913 475,334
Carter's, Inc. 2,364 220,136
Columbia Sportswear Co. 2,058 191,126
Crocs, Inc. * 3,264 334,952
Deckers Outdoor Corp. * 1,465 469,137
Fossil Group, Inc. * 1,946 21,581
G-III Apparel Group Ltd. * 1,775 48,227
Hanesbrands, Inc. 18,445 296,964
Kontoor Brands, Inc. 2,862 141,068
Levi Strauss & Co., Class A 573 12,566
Lululemon Athletica, Inc. * 5,225 1,743,896
Movado Group, Inc. 682 25,282
NIKE, Inc., Class B 64,497 9,550,071
Oxford Industries, Inc. 1,295 106,695
PLBY Group, Inc. * 147 2,336
PVH Corp. 3,880 368,639
Ralph Lauren Corp. 2,587 286,743
Rocky Brands, Inc. 248 10,609
Skechers USA, Inc., Class A * 7,359 309,078
Steven Madden Ltd. 4,602 189,326
Superior Group of Cos., Inc. 402 8,213
Tapestry, Inc. 14,890 565,076
Under Armour, Inc., Class A * 19,331 342,265
Unifi, Inc. * 606 11,520
Vera Bradley, Inc. * 1,033 8,460
VF Corp. 16,955 1,105,636
Wolverine World Wide, Inc. 4,535 120,132
19,431,747

42 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 2,939 151,358
Blue Foundry Bancorp * 178 2,613
Bridgewater Bancshares, Inc. * 1,005 17,879
Capitol Federal Financial, Inc. 4,013 44,665
Columbia Financial, Inc. * 2,042 43,229
Enact Holdings, Inc. 96 2,100
Essent Group Ltd. 6,380 291,183
Federal Agricultural Mortgage
Corp., Class C 937 114,127
Finance of America Cos., Inc.,
Class A * 4,182 15,599
Flagstar Bancorp, Inc. 1,504 68,056
FS Bancorp, Inc. 272 9,036
Hingham Institution for
Savings 65 25,209
Home Bancorp, Inc. 328 12,743
Kearny Financial Corp. 3,070 39,726
Luther Burbank Corp. 1,038 13,317
Merchants Bancorp 589 17,169
MGIC Investment Corp. 20,515 311,418
Mr. Cooper Group, Inc. * 2,863 114,949
New York Community
Bancorp, Inc. 25,212 293,972
NMI Holdings, Inc., Class A * 3,189 78,896
Northfield Bancorp, Inc. 281 4,429
Northwest Bancshares, Inc. 2,156 30,421
PCSB Financial Corp. 675 12,609
PennyMac Financial Services,
Inc. 2,068 129,664
Pioneer Bancorp, Inc. * 330 3,815
Premier Financial Corp. 1,343 40,089
Provident Bancorp, Inc. 253 4,574
Provident Financial Services,
Inc. 1,342 32,436
Radian Group, Inc. 11,340 253,903
Rocket Cos., Inc., Class A (d) 7,953 100,526
Southern Missouri Bancorp,
Inc. 351 19,410
TFS Financial Corp. 5,299 92,097
TrustCo Bank Corp. 117 3,966
UWM Holdings Corp. 5,368 27,753
Walker & Dunlop, Inc. 1,662 220,065
Washington Federal, Inc. 6,350 222,377
Waterstone Financial, Inc. 3,946 80,577
WSFS Financial Corp. 2,537 132,888
3,078,843
Tobacco 0.2%
22nd Century Group, Inc. *(d) 8,474 18,388
Altria Group, Inc. 101,735 5,176,277
Philip Morris International, Inc. 79,802 8,207,636
Turning Point Brands, Inc. 397 13,986
Universal Corp. 958 52,144
Vector Group Ltd. 4,663 51,806
13,520,237
Trading Companies & Distributors 0.1%
Air Lease Corp. 5,807 231,177
Alta Equipment Group, Inc. * 570 7,769
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Applied Industrial
Technologies, Inc. 2,102 205,954
Beacon Roofing Supply, Inc. * 3,309 181,565
BlueLinx Holdings, Inc. * 962 68,918
Boise Cascade Co. 2,202 154,624
Core & Main, Inc., Class A * 259 6,229
Custom Truck One Source,
Inc. * 850 6,987
DXP Enterprises, Inc. * 653 18,643
EVI Industries, Inc. * 171 3,781
Fastenal Co. 29,608 1,678,182
GATX Corp. 1,876 195,948
Global Industrial Co. 570 19,927
GMS, Inc. * 2,748 140,643
H&E Equipment Services, Inc. 1,242 51,705
Herc Holdings, Inc. 1,348 216,287
Lawson Products, Inc. * 152 7,396
McGrath RentCorp 1,676 127,728
MRC Global, Inc. * 3,184 23,593
MSC Industrial Direct Co.,
Inc., Class A 2,597 212,019
NOW, Inc. * 4,412 39,223
Rush Enterprises, Inc.,
Class A 1,849 97,194
SiteOne Landscape Supply,
Inc. * 2,443 440,033
Textainer Group Holdings Ltd. 2,376 87,389
Titan Machinery, Inc. * 770 23,716
Transcat, Inc. * 255 24,202
Triton International Ltd. 3,263 197,151
United Rentals, Inc. * 3,808 1,219,017
Univar Solutions, Inc. * 9,406 249,259
Veritiv Corp. * 580 53,986
Watsco, Inc. 1,661 469,332
WESCO International, Inc. * 2,426 295,705
Willis Lease Finance Corp. * 86 3,076
WW Grainger, Inc. 2,411 1,193,710
7,952,068
Water Utilities 0.0%
†
American States Water Co. 2,297 211,852
American Water Works Co.,
Inc. 9,457 1,520,686
Artesian Resources Corp.,
Class A 301 14,508
Cadiz, Inc. * 669 1,880
California Water Service
Group 3,309 205,456
Essential Utilities, Inc. 11,747 572,549
Global Water Resources, Inc. 376 5,775
Middlesex Water Co. 662 67,021
Pure Cycle Corp. * 760 9,743
SJW Group 1,014 69,824
York Water Co. (The) 495 22,483
2,701,777
Wireless Telecommunication Services 0.1%
Gogo, Inc. * 1,972 24,552
Shenandoah
Telecommunications Co. 1,238 28,189

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
SoftBank Group Corp. 60,100 2,658,435
Telephone & Data Systems,
Inc. 3,679 72,844
T-Mobile US, Inc. * 30,898 3,342,237
United States Cellular Corp. * 602 18,433
6,144,690
Total Common Stocks
(cost $2,145,043,871)
2,508,881,954
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 483,360
Total Convertible Bond
(cost $481,422)
483,360
Corporate Bonds 17.6%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
1.43%, 2/4/2024 4,120,000 4,077,132
4.88%, 5/1/2025 5,710,000 6,145,195
2.75%, 2/1/2026 1,980,000 2,005,338
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,038,972
3.50%, 5/15/2025 5,320,000 5,580,396
1.15%, 6/1/2026 2,400,000 2,320,939
Northrop Grumman Corp. ,
2.93%, 1/15/2025 8,570,000 8,820,330
Raytheon Technologies Corp. ,
3.15%, 12/15/2024 150,000 153,776
31,142,078
Automobiles 0.3%
Ford Motor Co. ,
3.25%, 2/12/2032 3,800,000 3,615,092
General Motors Co. ,
5.40%, 10/2/2023 1,810,000 1,917,373
6.13%, 10/1/2025 2,770,000 3,122,922
Nissan Motor Acceptance Co.
LLC ,
1.05%, 3/8/2024(a) 470,000 459,024
2.00%, 3/9/2026(a) 530,000 512,310
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 4,960,000 5,040,530
14,667,251
Banks 3.7%
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,461,660
Bank of America Corp. ,
(ICE LIBOR USD 3 Month +
0.79%), 0.97%, 3/5/2024(e) 2,000,000 2,010,040
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 2,570,000 2,654,913
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 6,070,000 5,890,439
(SOFR + 0.96%), 1.73%,
7/22/2027(e) 6,000,000 5,819,377
Bank of Montreal ,
2.50%, 6/28/2024 2,920,000 2,979,188
1.85%, 5/1/2025 8,420,000 8,408,866
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 4,970,000 4,854,287
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 5,550,000 5,620,263
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 6,170,000 6,114,700
Citigroup, Inc. ,
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 1,500,000 1,504,608
(SOFR + 2.84%), 3.11%,
4/8/2026(e) 6,910,000 7,086,114
(SOFR + 0.77%), 1.12%,
1/28/2027(e) 2,940,000 2,804,899
(SOFR + 0.77%), 1.46%,
6/9/2027(e) 5,300,000 5,085,893
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
1.34%, 6/24/2026(a)(e) 4,150,000 4,034,532
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 9,290,000 9,167,634
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.72%),
1.54%, 5/25/2027(a)(e) 6,250,000 6,043,459
HSBC Holdings plc ,
3.60%, 5/25/2023 5,380,000 5,537,431
(ICE LIBOR USD 3
Month + 1.00%), 1.16%,
5/18/2024(e) 6,160,000 6,217,596
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,400,000 2,343,295
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,362,622
3.38%, 1/12/2023(a) 4,290,000 4,362,605
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 5,520,000 5,522,423
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 1,440,000 1,500,362
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 14,710,000 14,629,665

44 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 0.89%), 1.58%,
4/22/2027(e) 2,270,000 2,196,075
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 4,930,000 4,930,413
3.90%, 3/12/2024 600,000 625,569
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 2,490,000 2,595,862
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 530,238
Nordea Bank Abp ,
0.63%, 5/24/2024(a) 5,150,000 5,032,735
Royal Bank of Canada ,
1.15%, 6/10/2025 2,100,000 2,046,577
1.15%, 7/14/2026 4,560,000 4,382,145
Santander UK Group Holdings
plc ,
(SOFR + 0.99%), 1.67%,
6/14/2027(e) 1,960,000 1,882,435
Standard Chartered plc ,
3.95%, 1/11/2023(a) 8,580,000 8,743,475
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 1.04%,
10/16/2023(e) 5,360,000 5,407,756
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 4,060,000 4,031,781
1.15%, 6/12/2025 1,460,000 1,422,836
1.20%, 6/3/2026 5,060,000 4,866,239
Truist Financial Corp. ,
(SOFR + 0.86%), 1.89%,
6/7/2029(e) 2,620,000 2,513,838
US Bancorp ,
1.45%, 5/12/2025 5,690,000 5,623,715
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.53%,
10/31/2023(e) 7,910,000 7,973,461
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,532,638
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 7,490,000 7,476,940
Westpac Banking Corp. ,
1.15%, 6/3/2026 2,680,000 2,590,371
206,421,970
Beverages 0.1%
Coca-Cola Co. (The) ,
1.45%, 6/1/2027 250,000 243,083
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 737,315
2.25%, 3/19/2025 1,040,000 1,054,869
2.63%, 3/19/2027 10,000 10,261
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
3.00%, 10/15/2027 1,060,000 1,108,821
3,154,349
Biotechnology 0.3%
AbbVie, Inc. ,
2.60%, 11/21/2024 1,030,000 1,048,211
3.80%, 3/15/2025 3,690,000 3,875,521
2.95%, 11/21/2026 10,180,000 10,468,886
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 2,150,000 2,235,014
17,627,632
Building Products 0.1%
Carrier Global Corp. ,
2.24%, 2/15/2025 4,190,000 4,225,795
Capital Markets 1.3%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,140,000 5,092,367
Charles Schwab Corp. (The) ,
1.15%, 5/13/2026 3,870,000 3,749,241
Credit Suisse AG ,
3.63%, 9/9/2024 6,080,000 6,341,542
2.95%, 4/9/2025 5,350,000 5,496,340
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 3,120,000 3,239,379
3.75%, 5/22/2025 18,210,000 19,055,327
Morgan Stanley ,
(SOFR + 0.46%), 0.53%,
1/25/2024(e) 5,540,000 5,492,932
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,450,000 4,440,357
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 4,550,000 4,365,812
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,006,723
(ICE LIBOR USD 3
Month + 0.95%), 1.11%,
8/15/2023(a)(e) 5,730,000 5,750,948
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 4,310,000 4,346,687
USAA Capital Corp. ,
0.50%, 5/1/2024(a) 5,190,000 5,080,259
73,457,914
Chemicals 0.3%
Equate Petrochemical BV ,
2.63%, 4/28/2028(a) 2,750,000 2,688,125
OCP SA ,
Reg. S, 4.50%, 10/22/2025 4,700,000 4,881,166
Orbia Advance Corp. SAB de
CV ,
1.88%, 5/11/2026(a) 2,590,000 2,491,580
4.00%, 10/4/2027(a) 2,910,000 3,037,458

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Orbia Advance Corp. SAB de
CV,
2.88%, 5/11/2031(a) 750,000 715,313
13,813,642
Consumer Finance 0.3%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 4,020,000 3,952,149
Caterpillar Financial Services
Corp. ,
0.45%, 5/17/2024 7,210,000 7,036,279
1.45%, 5/15/2025 2,410,000 2,385,794
Ford Motor Credit Co. LLC ,
(ICE LIBOR USD 3 Month +
1.08%), 1.22%, 8/3/2022(e) 1,620,000 1,619,972
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,517,572
PACCAR Financial Corp. ,
1.10%, 5/11/2026 1,790,000 1,735,812
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 13,000 13,234
18,260,812
Diversified Financial Services 0.3%
NTT Finance Corp. ,
1.16%, 4/3/2026(a) 6,430,000 6,187,235
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.56%,
11/13/2023(e) 6,060,000 6,092,906
2.88%, 5/10/2026 1,880,000 1,953,535
SLM Student Loan Trust
2003-10 ,
5.15%, 12/15/2039(a) 1,410,000 1,416,106
15,649,782
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
3.40%, 5/15/2025 6,287,000 6,555,711
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,505,750
4.25%, 2/1/2031(a) 3,200,000 3,052,736
Verizon Communications, Inc. ,
0.75%, 3/22/2024 3,400,000 3,346,232
2.63%, 8/15/2026 2,760,000 2,807,627
2.10%, 3/22/2028 8,220,000 8,011,369
2.36%, 3/15/2032(a) 9,601,000 9,117,328
35,396,753
Electric Utilities 0.4%
Comision Federal de
Electricidad ,
4.75%, 2/23/2027(a) 4,850,000 5,238,000
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 2,150,000 2,182,715
Duke Energy Corp. ,
2.40%, 8/15/2022 1,820,000 1,832,706
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
FirstEnergy Corp. ,
Series A, 3.35%,
7/15/2022(c) 2,855,000 2,851,660
Series A, 1.60%, 1/15/2026 940,000 891,204
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,789,384
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 3,920,000 4,343,046
19,128,715
Food & Staples Retailing 0.0%
†
Walmart, Inc. ,
1.05%, 9/17/2026 1,170,000 1,132,586
Food Products 0.1%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,556,195
1.38%, 7/23/2023(a) 330,000 330,444
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 389,903
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 211,738
Mondelez International, Inc. ,
1.50%, 5/4/2025 2,290,000 2,252,027
4,740,307
Health Care Equipment & Supplies 0.0%
†
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,524,000 1,574,354
3.73%, 12/15/2024 566,000 592,559
2,166,913
Health Care Providers & Services 0.9%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 938,962
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.13%,
7/15/2023(e) 10,410,000 10,510,362
3.75%, 7/15/2023 12,000 12,377
3.25%, 4/15/2025 1,010,000 1,048,591
4.13%, 11/15/2025 10,740,000 11,470,219
CVS Health Corp. ,
3.88%, 7/20/2025 13,960,000 14,768,720
Humana, Inc. ,
3.15%, 12/1/2022 1,500,000 1,520,014
4.50%, 4/1/2025 260,000 278,281
UnitedHealth Group, Inc. ,
2.38%, 10/15/2022 50,000 50,569
3.50%, 6/15/2023 120,000 123,659
3.75%, 7/15/2025 3,540,000 3,765,717
1.25%, 1/15/2026 240,000 234,289
1.15%, 5/15/2026 2,480,000 2,402,286
47,124,046
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
2.90%, 6/25/2025 3,230,000 3,217,906

46 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.,
3.50%, 8/18/2026 2,255,000 2,268,286
McDonald's Corp. ,
3.30%, 7/1/2025 4,210,000 4,395,956
1.45%, 9/1/2025 240,000 236,305
3.70%, 1/30/2026 5,300,000 5,617,478
15,735,931
Household Products 0.1%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,254,696
2.80%, 3/25/2027 1,350,000 1,401,087
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.78%,
6/24/2022(a)(e) 2,100,000 2,103,254
4,759,037
Industrial Conglomerates 0.2%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.46%,
2/14/2024(e) 7,060,000 7,067,485
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,380,248
1.10%, 3/1/2027 2,290,000 2,182,673
11,630,406
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 203,181
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 146,591
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 4,980,000 4,954,770
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 291,304
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 830,000 809,404
6,405,250
Interactive Media & Services 0.1%
Alphabet, Inc. ,
0.45%, 8/15/2025 2,000,000 1,916,275
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,004,572
3.68%, 4/22/2041(a) 610,000 598,979
3.84%, 4/22/2051(a) 1,320,000 1,311,465
5,831,291
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
1.00%, 5/12/2026 3,140,000 3,046,686
1.20%, 6/3/2027 6,760,000 6,492,586
eBay, Inc. ,
1.40%, 5/10/2026 4,230,000 4,085,050
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
Prosus NV ,
3.06%, 7/13/2031(a) 4,300,000 3,951,565
17,575,887
IT Services 0.3%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028 2,450,000 2,384,910
PayPal Holdings, Inc. ,
1.65%, 6/1/2025 10,710,000 10,634,954
Visa, Inc. ,
3.15%, 12/14/2025 5,040,000 5,285,748
18,305,612
Media 0.8%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.78%, 2/1/2024(e) 13,130,000 13,450,047
4.91%, 7/23/2025 3,780,000 4,078,875
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.87%,
4/15/2024(e) 9,200,000 9,290,237
3.95%, 10/15/2025 4,010,000 4,289,781
4.15%, 10/15/2028 2,410,000 2,653,033
DISH DBS Corp. ,
5.25%, 12/1/2026(a) 150,000 145,500
5.75%, 12/1/2028(a) 2,130,000 2,038,239
Fox Corp. ,
3.05%, 4/7/2025 7,080,000 7,278,524
3.50%, 4/8/2030 430,000 445,840
43,670,076
Metals & Mining 0.2%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 420,000 429,752
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,255,374
4.13%, 5/30/2023(a) 440,000 453,147
4.13%, 3/12/2024(a) 4,140,000 4,313,220
Southern Copper Corp. ,
3.88%, 4/23/2025 3,990,000 4,191,495
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 662,376
11,305,364
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 40,734
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,784,026
2,824,760
Multi-Utilities 0.1%
Abu Dhabi National Energy
Co. PJSC ,
2.00%, 4/29/2028(a) 5,320,000 5,139,758

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 2.9%
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.86%,
9/19/2022(e) 1,000,000 1,002,324
3.19%, 4/6/2025 2,090,000 2,170,669
Chevron Corp. ,
1.55%, 5/11/2025 10,290,000 10,221,014
Continental Resources, Inc. ,
4.50%, 4/15/2023 8,550,000 8,757,680
3.80%, 6/1/2024 3,860,000 3,958,970
2.27%, 11/15/2026(a) 1,310,000 1,266,069
Coterra Energy, Inc. ,
4.38%, 6/1/2024(a) 8,700,000 9,114,908
3.90%, 5/15/2027(a) 1,640,000 1,732,457
Devon Energy Corp. ,
5.25%, 9/15/2024 1,680,000 1,799,293
5.85%, 12/15/2025 4,760,000 5,364,916
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 3,200,000 3,263,491
Ecopetrol SA ,
5.88%, 9/18/2023 2,250,000 2,368,957
5.38%, 6/26/2026 2,140,000 2,212,760
Energy Transfer LP ,
4.50%, 11/1/2023 1,160,000 1,202,109
4.50%, 4/15/2024 3,090,000 3,237,483
2.90%, 5/15/2025 6,120,000 6,203,084
Enterprise Products Operating
LLC ,
3.90%, 2/15/2024 1,570,000 1,636,633
3.75%, 2/15/2025 1,930,000 2,021,025
4.15%, 10/16/2028 3,980,000 4,358,249
EQM Midstream Partners LP ,
6.50%, 7/1/2027(a) 3,000,000 3,135,000
EQT Corp. ,
3.13%, 5/15/2026(a) 1,120,000 1,094,800
3.90%, 10/1/2027 840,000 845,695
5.00%, 1/15/2029 70,000 73,675
Exxon Mobil Corp. ,
2.99%, 3/19/2025 10,310,000 10,640,686
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 1,070,000 1,130,455
Kinder Morgan Energy
Partners LP ,
4.30%, 5/1/2024 5,320,000 5,572,109
Kinder Morgan, Inc. ,
(ICE LIBOR USD 3
Month + 1.28%), 1.52%,
1/15/2023(e) 500,000 504,002
4.30%, 6/1/2025 4,060,000 4,323,865
Lukoil Capital DAC ,
2.80%, 4/26/2027(a) 2,600,000 2,407,704
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 1,884,306
MPLX LP ,
4.00%, 2/15/2025 250,000 262,826
4.88%, 6/1/2025 2,890,000 3,104,016
1.75%, 3/1/2026 4,000,000 3,899,528
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. ,
3.20%, 8/15/2026 2,763,000 2,714,647
3.00%, 2/15/2027 264,000 255,452
Petrobras Global Finance BV ,
5.30%, 1/27/2025 550,000 585,756
5.75%, 2/1/2029 800,000 844,192
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 4,270,000 4,189,980
Pioneer Natural Resources
Co. ,
0.55%, 5/15/2023 2,440,000 2,416,232
0.75%, 1/15/2024 1,210,000 1,185,974
1.13%, 1/15/2026 10,630,000 10,170,404
4.45%, 1/15/2026 200,000 215,265
Qatar Energy ,
1.38%, 9/12/2026(a) 5,510,000 5,309,271
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 4,120,000 4,347,934
Transcontinental Gas Pipe
Line Co. LLC ,
7.85%, 2/1/2026 4,710,000 5,641,858
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 1.85%), 1.84%,
1/13/2023(e) 1,620,000 1,611,900
3.95%, 6/1/2025 1,980,000 2,026,431
Williams Cos., Inc. (The) ,
4.30%, 3/4/2024 4,020,000 4,209,326
4.55%, 6/24/2024 2,110,000 2,226,850
158,722,230
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 4,310,000 4,821,856
Pharmaceuticals 0.5%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026 3,730,000 3,615,888
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 0.82%,
8/17/2023(e) 4,696,000 4,724,631
Bristol-Myers Squibb Co. ,
2.60%, 5/16/2022 1,830,000 1,841,088
2.90%, 7/26/2024 96,000 99,039
3.88%, 8/15/2025 2,112,000 2,243,375
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 401,735
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 422,727
1.45%, 6/24/2030 260,000 240,937
Pfizer, Inc. ,
0.80%, 5/28/2025 5,300,000 5,154,042
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,586,400
4.75%, 5/9/2027 2,500,000 2,418,750

48 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands III BV,
5.13%, 5/9/2029 2,300,000 2,231,000
27,979,612
Road & Rail 0.1%
Canadian Pacific Railway Co. ,
1.75%, 12/2/2026 7,840,000 7,692,778
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
3.15%, 11/15/2025 4,340,000 4,463,979
3.14%, 11/15/2035(a) 4,390,000 4,161,214
Intel Corp. ,
1.60%, 8/12/2028 5,500,000 5,277,696
Microchip Technology, Inc. ,
0.98%, 9/1/2024(a) 2,600,000 2,528,141
NXP BV ,
2.70%, 5/1/2025(a) 8,700,000 8,847,023
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 1.03%,
1/30/2023(e) 5,300,000 5,334,943
Texas Instruments, Inc. ,
1.75%, 5/4/2030 1,280,000 1,220,476
TSMC Arizona Corp. ,
1.75%, 10/25/2026 3,170,000 3,117,260
34,950,732
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 4,480,000 4,514,297
Specialty Retail 0.2%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.48%, 3/1/2022(e) 1,000,000 1,000,204
3.25%, 3/1/2022 1,000,000 1,002,500
2.50%, 4/15/2027 20,000 20,411
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,007,137
2.50%, 4/15/2026 2,190,000 2,236,265
1.70%, 9/15/2028 2,820,000 2,683,467
9,949,984
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
1.13%, 5/11/2025 6,260,000 6,141,773
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.40%, 3/27/2025 2,340,000 2,388,189
Thrifts & Mortgage Finance 0.2%
BPCE SA ,
3.00%, 5/22/2022(a) 6,100,000 6,147,014
Nationwide Building Society ,
0.55%, 1/22/2024(a) 6,220,000 6,075,516
12,222,530
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0.4%
Altria Group, Inc. ,
2.35%, 5/6/2025 4,490,000 4,521,131
4.40%, 2/14/2026 436,000 469,313
2.63%, 9/16/2026 5,340,000 5,429,131
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.04%,
8/15/2022(e) 40,000 40,069
BAT International Finance plc ,
1.67%, 3/25/2026 5,600,000 5,393,870
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,418,316
1.50%, 5/1/2025 260,000 256,452
0.88%, 5/1/2026 4,200,000 3,985,013
22,513,295
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
0.70%, 2/15/2024 5,290,000 5,142,621
3.38%, 7/1/2025 260,000 265,503
1.88%, 8/15/2026 1,480,000 1,418,748
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,667,538
9,494,410
Transportation Infrastructure 0.1%
DP World Crescent Ltd. ,
4.85%, 9/26/2028(a) 4,810,000 5,268,874
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 7,890,000 8,187,561
3.50%, 4/15/2031(a) 2,570,000 2,507,112
10,694,673
Total Corporate Bonds
(cost $984,422,872)
968,649,150
Exchange Traded Funds 1.8%
Shares
Capital Markets 0.0%
†
iShares MSCI Hong Kong ETF 39,403 934,245
Debt Funds 0.0%
†
iShares iBoxx High Yield
Corporate Bond ETF 24,572 2,081,248
Equity Funds 1.8%
Consumer Discretionary
Select Sector SPDR Fund 9,933 1,837,108
Energy Select Sector SPDR
Fund 71,524 4,714,862
Financial Select Sector SPDR
Fund 53,152 2,076,117
Industrial Select Sector SPDR
Fund 39,443 3,973,488
Invesco QQQ Trust 5,897 2,140,906
iShares China Large-Cap ETF 31,901 1,210,324

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 49
Exchange Traded Funds
Shares Value ($)
Equity Funds
iShares Russell 1000 ETF 97,463 24,320,917
Materials Select Sector SPDR
Fund 145,574 12,293,724
SPDR S&P Homebuilders
ETF 11,684 869,757
SPDR S&P MidCap 400 ETF
Trust 2,305 1,106,492
Vanguard FTSE Pacific ETF 32,414 2,405,119
Vanguard Health Care ETF 8,437 2,069,934
Vanguard High Dividend Yield
ETF 50,149 5,592,616
Vanguard Industrials ETF 7,653 1,455,830
Vanguard Mid-Cap ETF 6,307 1,480,190
Vanguard Russell 1000 117,864 24,314,165
Vanguard Small-Cap ETF 4,084 850,330
WisdomTree Japan Hedged
Equity Fund 33,173 2,067,673
Xtrackers Harvest CSI 300
China A-Shares ETF 40,068 1,460,078
96,239,630
Total Exchange Traded Funds
(cost $102,153,719)
99,255,123
Foreign Government Securities 1.3%
Principal
Amount ($)
ARGENTINA 0.0%
†
Argentine Republic,
1.00%, 7/9/2029 103,130 36,364
0.50%, 7/9/2030(c) 2,968,200 1,001,797
Provincia de Buenos Aires,
3.90%, 9/1/2037(a)(c) 1,301,247 553,043
1,591,204
COLOMBIA 0.0%
†
Republic of Colombia,
3.25%, 4/22/2032 2,340,000 1,989,000
EGYPT 0.1%
Arab Republic of Egypt,
Reg. S, 6.59%, 2/21/2028 2,610,000 2,454,768
INDONESIA 0.2%
Republic of Indonesia,
3.75%, 4/25/2022(a) 1,200,000 1,206,852
2.95%, 1/11/2023 7,490,000 7,611,489
8,818,341
KUWAIT 0.1%
State of Kuwait,
2.75%, 3/20/2022(a) 900,000 902,363
3.50%, 3/20/2027(a) 3,760,000 4,008,318
4,910,681
MEXICO 0.3%
Mex Bonos Desarr Fix Rt,
5.75%, 3/5/2026 MXN 70,000,000 3,177,453
8.00%, 11/7/2047 53,130,000 2,573,771
Foreign Government Securities
Principal
Amount ($) Value ($)
United Mexican States,
4.00%, 10/2/2023 1,592,000 1,658,450
3.50%, 2/12/2034 9,340,000 9,008,523
16,418,197
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 5,060,000 5,320,590
PERU 0.1%
Republic of Peru,
2.39%, 1/23/2026 4,500,000 4,499,865
QATAR 0.0%
†
State of Qatar,
3.38%, 3/14/2024(a) 1,630,000 1,688,344
RUSSIA 0.1%
Russian Federation,
6.90%, 5/23/2029 RUB 540,665,000 6,117,283
7.65%, 4/10/2030 144,850,000 1,698,480
7.25%, 5/10/2034 2,250,000 24,947
7,840,710
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia,
4.50%, 4/17/2030(a) 3,110,000 3,525,266
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.25%, 7/30/2024 1,100,000 1,166,682
6.25%, 5/23/2033(a) 1,260,000 1,267,560
2,434,242
UNITED ARAB EMIRATES 0.1%
United Arab Emirates
Government Bond,
2.50%, 10/11/2022(a) 1,400,000 1,414,840
0.75%, 9/2/2023(a) 630,000 624,015
4.13%, 10/11/2047(a) 1,970,000 2,252,065
4,290,920
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 1/23/2031 6,430,000 7,213,174
Total Foreign Government Securities
(cost $76,023,578)
72,995,302
Master Limited Partnership 0.0%
†
Shares
Oil, Gas & Consumable Fuels 0.0%
†
Magellan Midstream Partners
LP 6,645 324,741
Total Master Limited
Partnership
(cost $315,463) 324,741

50 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities 1.6%
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool Pool#
841075 ,
3.29%, 1/1/2049 (b) 12,750,836
13,027,849
FHLMC UMBS Pool
Pool# ZT1970
3.50%, 4/1/2033 300,109 316,774
Pool# ZS9826
3.00%, 10/1/2046 118,445 122,739
Pool# ZS4751
3.50%, 1/1/2048 195,422 205,075
Pool# ZA5297
4.00%, 3/1/2048 454,124 484,897
Pool# RA3882
2.00%, 11/1/2050 358,468 351,037
Pool# SD0633
3.50%, 2/1/2051 366,109 382,667
Pool# QB9290
2.00%, 3/1/2051 379,445 371,030
Pool# QB9482
2.00%, 3/1/2051 179,120 174,801
Pool# QB9901
2.50%, 3/1/2051 391,620 392,727
Pool# SD0573
2.00%, 4/1/2051 177,729 174,784
Pool# QC0297
2.00%, 4/1/2051 97,830 95,608
Pool# QC0885
2.00%, 4/1/2051 94,648 93,080
Pool# QC1164
2.00%, 4/1/2051 89,753 87,960
Pool# QC2044
2.50%, 5/1/2051 93,489 94,460
Pool# RA5373
2.00%, 6/1/2051 1,111 1,085
Pool# RA5576
2.50%, 7/1/2051 1,727,028 1,732,410
Pool# SD0653
2.50%, 7/1/2051 385,405 386,239
Pool# QC3690
2.50%, 7/1/2051 194,858 196,205
Pool# QC5830
2.50%, 8/1/2051 584,090 588,126
Pool# QC4690
2.50%, 8/1/2051 192,760 193,193
Pool# QC4818
2.50%, 8/1/2051 96,272 96,438
Pool# QC4824
2.50%, 8/1/2051 95,287 95,574
Pool# QD1526
2.00%, 11/1/2051 292,996 285,961
Pool# QD0254
2.00%, 11/1/2051 199,193 194,457
Pool# SD7548
2.50%, 11/1/2051 700,000 704,640
Pool# RA6507
2.00%, 12/1/2051 298,084 290,957
Pool# SD0849
2.50%, 1/1/2052 200,000 200,689
Pool# QD4146
2.50%, 1/1/2052 99,895 100,019
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD0809
3.00%, 1/1/2052 397,471 407,237
Pool# QD4867
3.00%, 1/1/2052 100,000 103,013
Pool# QD6079
2.50%, 2/1/2052 300,000 302,333
Pool# QD6142
2.50%, 2/1/2052 100,000 100,344
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 308,204
Pool# BM6224
2.79%, 1/1/2035(b) 733,092 768,545
Pool# BL5767
2.68%, 2/1/2035 200,000 205,483
Pool# BF0301
4.50%, 8/1/2058 388,888 432,057
FNMA UMBS Pool
Pool# MA2110
3.50%, 12/1/2034 72,190 76,102
Pool# MA2138
3.50%, 1/1/2035 37,272 39,293
Pool# MA2320
3.00%, 7/1/2035 238,575 248,495
Pool# BR2935
1.50%, 3/1/2036 89,308 87,986
Pool# MA2672
3.00%, 7/1/2036 736,388 762,027
Pool# MA2773
3.00%, 10/1/2036 574,208 596,598
Pool# MA2832
3.00%, 12/1/2036 509,586 528,594
Pool# AS8740
3.50%, 2/1/2037 105,886 111,598
Pool# FM5754
3.50%, 3/1/2037 65,407 68,717
Pool# FM5783
3.00%, 6/1/2038 384,725 398,643
Pool# FM6015
3.50%, 8/1/2039 129,875 136,712
Pool# CA4998
3.00%, 1/1/2040 23,687,542 24,575,688
Pool# FM0068
3.50%, 2/1/2040 183,329 196,247
Pool# FM0071
3.50%, 2/1/2040 53,363 56,584
Pool# FM4650
2.50%, 10/1/2040 756,859 769,740
Pool# AW9453
3.50%, 8/1/2044 567,074 601,731
Pool# AL9546
3.50%, 11/1/2046 267,592 281,900
Pool# BC9077
3.50%, 12/1/2046 198,320 209,354
Pool# FM7796
4.00%, 6/1/2048 474,293 506,769
Pool# 890877
3.50%, 7/1/2048 635,969 667,273
Pool# CA2047
4.50%, 7/1/2048 258,592 281,332

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM3469
3.50%, 8/1/2048 615,652 650,005
Pool# CA2199
4.50%, 8/1/2048 383,621 414,411
Pool# FM3445
4.00%, 9/1/2048 466,457 495,619
Pool# FM7960
4.00%, 10/1/2048 1,189,630 1,268,054
Pool# CA2482
4.50%, 10/1/2048 310,952 336,065
Pool# FM3141
3.50%, 11/1/2048 724,061 761,779
Pool# FM8576
3.00%, 2/1/2050 234,150 242,276
Pool# CA5379
4.50%, 3/1/2050 228,072 249,074
Pool# BQ0254
2.00%, 8/1/2050 79,752 77,829
Pool# BP8713
3.00%, 8/1/2050 341,054 349,742
Pool# FM7195
2.50%, 9/1/2050 187,566 188,757
Pool# FM5309
2.50%, 11/1/2050 187,668 188,935
Pool# BQ5876
2.50%, 11/1/2050 89,907 89,928
Pool# FM4925
3.00%, 11/1/2050 353 362
Pool# BR0001
2.50%, 12/1/2050 88,048 88,181
Pool# BQ9224
2.00%, 1/1/2051 185,023 180,810
Pool# BR2664
2.00%, 2/1/2051 171,167 167,544
Pool# BR3257
2.00%, 2/1/2051 87,899 86,443
Pool# BR2643
2.00%, 2/1/2051 84,793 82,924
Pool# FM5940
2.00%, 2/1/2051 1,473 1,439
Pool# CA8962
2.50%, 2/1/2051 91,381 92,035
Pool# FM6184
2.00%, 3/1/2051 1,240,287 1,211,238
Pool# BQ9453
2.00%, 3/1/2051 369,966 361,189
Pool# BR4080
2.00%, 3/1/2051 179,666 175,556
Pool# FM6418
2.00%, 3/1/2051 91,899 89,892
Pool# BR4753
2.00%, 3/1/2051 90,713 88,901
Pool# BR3286
2.00%, 3/1/2051 90,163 88,361
Pool# FM6555
2.00%, 4/1/2051 655,783 640,696
Pool# BR7745
2.00%, 4/1/2051 181,569 177,941
Pool# BR8518
2.00%, 4/1/2051 91,357 89,532
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BR8478
2.00%, 4/1/2051 90,294 88,546
Pool# BR7744
2.00%, 4/1/2051 89,207 87,480
Pool# FM7741
2.50%, 5/1/2051 2,888 2,888
Pool# FM7630
2.50%, 6/1/2051 373,927 376,361
Pool# FM7727
2.50%, 6/1/2051 92,755 93,718
Pool# FM9579
2.00%, 7/1/2051 2,667,686 2,612,666
Pool# BT3244
2.50%, 7/1/2051 288,256 288,753
Pool# FM7910
2.50%, 7/1/2051 287,795 290,504
Pool# BT0846
2.50%, 7/1/2051 195,673 196,521
Pool# FM7900
2.50%, 7/1/2051 191,622 191,883
Pool# BT3270
2.50%, 8/1/2051 195,660 196,114
Pool# BT3303
2.50%, 8/1/2051 98,791 99,089
Pool# BT3290
2.50%, 8/1/2051 96,805 96,972
Pool# BU0051
2.50%, 9/1/2051 197,402 197,830
Pool# BQ7435
2.50%, 9/1/2051 99,302 100,012
Pool# FM8977
2.50%, 9/1/2051 97,718 98,183
Pool# FM9174
2.00%, 10/1/2051 99,234 97,067
Pool# FM8864
2.50%, 10/1/2051 488,472 489,942
Pool# FM9335
2.50%, 10/1/2051 196,733 196,741
Pool# BU1030
2.00%, 11/1/2051 896,496 875,503
Pool# FM9387
2.00%, 11/1/2051 298,569 291,385
Pool# CB2787
3.50%, 12/1/2051 500,000 524,626
Pool# FS0424
2.50%, 1/1/2052 500,000 503,096
Pool# BU2599
2.50%, 1/1/2052 199,470 200,157
Pool# FS0191
2.50%, 1/1/2052 99,608 100,383
Pool# FS0331
3.00%, 1/1/2052 300,000 308,047
Pool# FS0523
2.50%, 2/1/2052 500,000 502,457
Pool# FS0520
3.00%, 2/1/2052 200,000 206,187
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 2/25/2052 100,000 97,484
2.50%, 2/25/2052 7,300,000 7,287,453

52 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 2/25/2052 1,500,000 1,532,344
GNMA I Pool Pool# 783669 ,
3.00%, 9/15/2042 63,695
67,193
GNMA II Pool
Pool# 784106
3.50%, 1/20/2046 103,847 109,537
Pool# MA4511
4.00%, 6/20/2047 213,231 225,837
Pool# MA4654
4.50%, 8/20/2047 190,212 204,008
Pool# MA5193
4.50%, 5/20/2048 284,964 302,653
Pool# 784985
3.50%, 9/20/2048 66,711 69,777
Pool# MA6342
5.00%, 12/20/2049 460,435 493,133
Pool# BS1728
4.00%, 1/20/2050 58,566 63,005
Pool# MA6413
5.00%, 1/20/2050 294,324 314,114
Pool# BM7534
3.50%, 2/20/2050 80,701 84,089
Pool# BS1742
4.00%, 2/20/2050 51,557 55,192
Pool# BS1757
4.00%, 3/20/2050 50,533 54,551
Pool# BS8420
4.00%, 4/20/2050 212,087 226,912
Pool# MA6603
5.00%, 4/20/2050 259,684 278,959
Pool# 785221
2.00%, 12/20/2050 271,917 269,120
Pool# 785218
2.00%, 12/20/2050 271,776 268,899
Pool# 785219
2.00%, 12/20/2050 268,847 265,241
Pool# 785220
2.00%, 12/20/2050 186,626 184,930
Pool# BT1888
2.50%, 12/20/2050 267,351 269,351
Pool# BS8546
2.50%, 12/20/2050 179,284 179,683
Pool# MA7056
4.50%, 12/20/2050 194,609 205,925
Pool# CD8312
2.50%, 5/20/2051 195,137 197,216
Pool# MA7590
3.00%, 9/20/2051 1,253,728 1,284,863
Pool# BZ4383
3.00%, 1/20/2052 140,785 147,457
GNMA TBA
2.00%, 2/15/2052 500,000 494,297
2.50%, 2/15/2052 100,000 100,625
Total Mortgage-Backed Securities
(cost $90,377,820)
88,852,557
Purchased Options 0.0%
†
Number of
Contracts Value ($)
Put Option 0.0%
†
Exchange Traded Funds 0.0%
†
iShares TIPS Bond ETF
3/18/2022 at USD 121.00,
Euro, Notional Amount:
USD 66,913,000 Exchange
Traded 66,913,000 197,403
0
Call Options 0.0%
†
Future Interest Rate Options 0.0%
†
3 Month Eurodollar 3/13/2023
at USD 97.75, American
Style, Notional Amount:
USD 50,000,000 Exchange
Traded 200 390,000
3 Month Eurodollar
12/19/2022 at USD 99.00,
American Style, Notional
Amount: USD 85,500,000
Exchange Traded 342 96,188
3 Month Eurodollar
12/19/2022 at USD 98.75,
American Style, Notional
Amount: USD 18,500,000
Exchange Traded 74 36,075
3 Month Eurodollar
12/19/2022 at USD 98.00,
American Style, Notional
Amount: USD 6,750,000
Exchange Traded 27 43,369
3 Month Eurodollar 6/13/2022
at USD 99.00, American
Style, Notional Amount:
USD 13,500,000 Exchange
Traded 54 24,975
3 Month Eurodollar 9/19/2022
at USD 98.25, American
Style, Notional Amount:
USD 7,000,000 Exchange
Traded 28 41,650
3 Month Eurodollar 9/19/2022
at USD 99.00, American
Style, Notional Amount:
USD 86,000,000 Exchange
Traded 344 107,500
U.S. Treasury 5 Year Note
2/18/2022 at USD 119.25,
American Style, Notional
Amount: USD 11,925,000
Exchange Traded 263 92,461
U.S. Treasury 5 Year Note
2/18/2022 at USD 119.00,
American Style, Notional
Amount: USD 11,900,000
Exchange Traded 442 217,547
1,049,765
Total Purchased Options
(cost $2,077,718) 1,247,168

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 53
Rights 0.0%
†
Number of
Rights Value ($)
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 2,662
Alder Biopharmaceuticals,
Inc., CVR*^∞(d) 3,287 0
CONTRA ADURO BIOTECH I,
CVR*^∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 32
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
2,694
IT Services 0.0%
†
Flexion, Inc., CVR*∞(d) 1,208 0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
Total Rights
(cost $13,612) 2,694
U.S. Government Agency Security 0.0%
†
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,602,759
Total U.S. Government Agency Security
(cost $2,700,916)
2,602,759
U.S. Treasury Obligations 3.8%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,550,000 4,665,035
1.38%, 11/15/2040 4,960,000 4,348,719
1.88%, 2/15/2041 3,300,000 3,145,699
2.25%, 5/15/2041 980,000 991,025
1.75%, 8/15/2041 12,740,000 11,864,125
2.00%, 11/15/2041 25,880,000 25,156,169
0.00%, 5/15/2049 4,350,000 2,449,033
2.00%, 2/15/2050 5,500,000 5,360,996
1.25%, 5/15/2050 15,630,000 12,712,196
1.38%, 8/15/2050 15,260,000 12,806,478
1.63%, 11/15/2050 7,830,000 6,988,581
1.88%, 2/15/2051 22,180,000 21,006,886
1.88%, 11/15/2051 100,150,000 94,954,719
U.S. Treasury Notes
0.25%, 7/31/2025 210,000 201,297
1.25%, 3/31/2028 130,000 126,410
1.00%, 7/31/2028 230,000 219,569
1.50%, 11/30/2028 290,000 285,378
Total U.S. Treasury Obligations
(cost $218,325,739)
207,282,315
Short-Term Investments 4.0%
Principal
Amount ($) Value ($)
Commercial Paper 3.9%
At&t Inc. Corporate
Commercial Paper Discount
Dtd, 0.35%, 4/12/2022(a) 15,150,000 15,139,572
Aviation Capital Group LLC
0.38%, 2/8/2022(a) 13,150,000 13,149,415
0.48%, 2/28/2022(a) 10,350,000 10,347,698
Centennial Energy Holdings,
Inc., 0.40%, 3/4/2022 3,950,000 3,949,105
Cigna Corp., 0.38%,
4/20/2022 10,650,000 10,641,329
CNPC Finance HK Ltd.
0.36%, 2/9/2022(a) 12,500,000 12,499,516
0.38%, 3/14/2022(a) 20,000,000 19,997,293
Crown Castle Corporate
Commercial Paper
Discount, 0.35%,
2/2/2022(a) 10,000,000 9,999,827
General Motors Financial Co.,
Inc.
0.40%, 2/16/2022 10,100,000 10,098,384
0.40%, 3/14/2022 1,000,000 999,473
0.45%, 3/22/2022 20,000,000 19,986,861
0.48%, 3/28/2022 7,500,000 7,494,295
Harley-Davidson Financial
Services, Inc.
0.43%, 3/2/2022(a) 5,000,000 4,998,333
0.43%, 3/3/2022(a) 9,950,000 9,946,539
0.43%, 3/7/2022(a) 12,150,000 12,145,062
Humana, Inc.
0.40%, 3/18/2022 15,000,000 14,994,001
0.40%, 3/21/2022 8,150,000 8,146,439
Viatris, Inc.
0.50%, 2/7/2022 12,750,000 12,749,157
0.50%, 2/11/2022 1,800,000 1,799,794
White Plains Capital Co. LLC,
0.40%, 2/8/2022(a) 15,000,000 14,999,067
214,081,160
Shares
Money Market Fund 0.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.01%(f)(g) 7,718,160 7,718,160
Total Short-Term Investments
(cost $221,788,814)
221,799,320
Total Investments
(cost $4,505,103,465) — 87.6%
4,832,254,975
Other assets in excess of
liabilities — 12.4% 686,531,537
NET ASSETS — 100.0%
$ 5,518,786,512

54 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
V1
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $897,806,856 which represents 16.27% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
(d) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $8,068,380, which was collateralized
by cash used to purchase a money market fund with a value
of $7,718,160.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(f) Represents 7-day effective yield as of January 31, 2022.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $7,718,160.
ADR American Depositary Receipt
CDO Collateralized Debt Obligations
CH Switzerland
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FR France
FTSE Financial Times Stock Exchange
GNMA Government National Mortgage Association
GO General Obligation
GP General Partnership
ICE Intercontinental Exchange
IN India
IO Interest only
JP Japan
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
CHF Switzerland Franc
EUR Euro
JPY Japanese Yen
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 3.40 USD 23,515,000 2,078,961 (346,868) 1,732,093
2,078,961 (346,868) 1,732,093

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 55
1
The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.13% annually Rec 8/15/2028 USD 16,123,000 61,082 315,478 376,560
1 Day SOFR annually 1.20% annually Rec 11/1/2028 USD 6,202,000 (349) 112,292 111,943
1 Day SOFR annually 1.22% annually Rec 8/15/2028 USD 11,888,000 (4,490) 213,882 209,392
1 Day SOFR annually 1.52% annually Rec 2/15/2047 USD 75,273,000 325,189 1,850,143 2,175,332
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 18,803,000 (73,352) 1,258,871 1,185,519
3 Month LIBOR
quarterly
1.25%
semi-annually Rec 2/15/2028 USD 13,082,000 11,711 286,082 297,793
3 Month LIBOR
quarterly
1.35%
semi-annually Rec 2/15/2028 USD 68,014,000 2,272 1,121,929 1,124,201
322,063 5,158,677 5,480,740
1 Day SOFR annually 1.73% annually Rec 2/15/2047 USD 10,437,000 – (197,890) (197,890)
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (12) (11,338) (11,350)
3 Month LIBOR
quarterly
0.82%
semi-annually Pay 6/4/2024 USD 100,448,000 – (1,033,365) (1,033,365)
(12) (1,242,593) (1,242,605)
322,051 3,916,084 4,238,135
– – –
Abbreviation :
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of January 31, 2022 :
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Advanced Micro
Devices, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/21/2022 USD 466,241 — 62,452 62,452

56 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Citizens Financial
Group, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2022 USD 654,512 — 44,753 44,753
Citizens Financial
Group, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2022 USD 654,512 — 44,753 44,753
Citizens Financial
Group, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2022 USD 644,714 — 44,084 44,084
Coherent, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 1,157,538 — 12,737 12,737
Coherent, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,315,268 — 14,470 14,470
CyrusOne, Inc. 1 Day USD
SOFR +
0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 2,117,872 — 13,781 13,781
Ferro Corp. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 364,745 — 3,673 3,673
Ferro Corp. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 320,981 — 3,238 3,238
II-VI, Inc. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/21/2022 USD 281,932 — 20,706 20,706

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 57
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
II-VI, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 320,389 — 23,531 23,531
Intersect ENT, Inc. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 652,839 — 3,995 3,995
Intersect ENT, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 574,499 — 3,526 3,526
NeoPhotonics Corp. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/20/2022 USD 568,529 — 11,652 11,652
NeoPhotonics Corp. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 500,307 — 10,252 10,252
PAE, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 583,026 — 1,107 1,107
PAE, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 513,066 — 973 973
Quidel Corp. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.25% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/21/2022 USD 1,286,900 — 157,287 157,287
Russell 1000 Index Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.47% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 11,737,924 — 706,664 706,664

58 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 3000 Index 1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/25/2022 USD 81,694,728 — 1,793,804 1,793,804
Russell 3000 Index 1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/25/2022 USD 30,713,760 — 674,394 674,394
S&P Global, Inc. Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 1,692,359 — 35,810 35,810
S&P Global, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.30% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,923,096 — 40,373 40,373
State Auto Financial
Corp.
1 month
USD LIBOR
+ 0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 229,474 — 191 191
State Auto Financial
Corp.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 201,939 — 135 135
Vonage Holdings
Corp.
1 Day USD
SOFR +
0.29%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 1,693,143 — 2,267 2,267
Xilinx, Inc. 1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/20/2022 USD 162,259 — 4,954 4,954
Xilinx, Inc. 1 Day USD
SOFR +
0.28%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 588,801 — 65,205 65,205

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 59
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Xilinx, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 385,178 — 11,753 11,753
Xilinx, Inc. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 275,503 — 8,406 8,406
— 3,820,926 3,820,926
Advanced Micro
Devices, Inc.
Decreases in
total return
of reference
entity
1 Day USD
SOFR +
0.20% and
increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/21/2022 USD 600,790 — (64,488) (64,488)
Arena
Pharmaceuticals, Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 859,645 — (91) (91)
Cerner Corp. 1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/20/2022 USD 1,754,000 — (15,978) (15,978)
Comtech
Telecommunications
Corp.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2022 USD 394,241 — (23,559) (23,559)
Comtech
Telecommunications
Corp.
1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/21/2022 USD 47,391 — (2,832) (2,832)
Comtech
Telecommunications
Corp.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 388,641 — (23,230) (23,230)
IHS Markit Ltd. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/21/2022 USD 1,680,191 — (35,606) (35,606)

60 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
IHS Markit Ltd. 1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,909,292 — (40,466) (40,466)
Investors Bancorp,
Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 677,316 — (31,345) (31,345)
Investors Bancorp,
Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 677,299 — (31,357) (31,357)
Investors Bancorp,
Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 667,187 — (30,876) (30,876)
Nuance
Communications, Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 1,154,350 — (1,791) (1,791)
Nuance
Communications, Inc.
1 month
USD LIBOR
+ 0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2022 USD 1,311,764 — (2,038) (2,038)
Ortho Clinical
Diagnostics Holdings
plc
1 Day USD
SOFR +
0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
4/20/2022 USD 1,925,589 — (127,639) (127,639)
Rogers Corp. 1 Day USD
SOFR +
0.25%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
4/19/2022 USD 479,388 — (130) (130)
Rogers Corp. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 421,785 — (122) (122)

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 61
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Russell 1000 Index 1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 7,640,865 — (460,007) (460,007)
Russell 1000 Index 1 month
USD LIBOR
+ 0.47%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
7/5/2022 USD 478,205,883 — (28,789,678) (28,789,678)
Russell 3000 Index 1 month
USD LIBOR
+ 0.35%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
6/10/2022 USD 494,423,488 — (18,008,844) (18,008,844)
Russell 3000 Index 1 Day USD
SOFR +
0.33%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Societe
Generale SA
7/21/2022 USD 450,411,026 — (1,954,619) (1,954,619)
Russell 3000 Index 1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 17,434,150 — (635,471) (635,471)
Russell 3000 Index 1 Day USD
SOFR +
0.46%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Bank of
America NA
11/10/2022 USD 1,168,689,254 — (42,598,446) (42,598,446)
Russell 3000 Index 1 Day USD
SOFR +
0.49%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Citigroup
Global
Markets Ltd.
12/12/2022 USD 533,695,414 — (19,462,932) (19,462,932)
S&P Global, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.47% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/25/2022 USD 31,337,901 — (753,509) (753,509)
S&P Global, Inc. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.47% and
increases in
total return
of reference
entity
Monthly JPMorgan
Chase Bank
NA
2/25/2022 USD 83,387,976 — (2,005,036) (2,005,036)

62 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Sanderson Farms,
Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 490,696 — (11,942) (11,942)
Sanderson Farms,
Inc.
1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 490,696 — (11,942) (11,942)
Sanderson Farms,
Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 556,853 — (13,561) (13,561)
Sanderson Farms,
Inc.
1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 557,609 — (13,580) (13,580)
Welbilt, Inc. 1 Day USD
SOFR +
0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 306,043 — (32) (32)
Welbilt, Inc. 1 month
USD LIBOR
+ 0.30%
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/21/2022 USD 347,771 — (43) (43)
— (115,151,190) (115,151,190)
— (111,330,264) (111,330,264)
* There are no upfront payments (receipts) on the swap contracts listed above.
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 151,411,885 JPY 17,097,000,000 Morgan Stanley Co., Inc. 3/16/2022 2,787,596
BRL 16,870,000 USD 2,900,499 Citibank NA
**
4/19/2022 213,434
JPY 1,042,809,809 USD 9,012,862 Citibank NA 4/19/2022 57,010
CAD 6,019,293 USD 4,744,327 Citibank NA 4/19/2022 (9,778)
RUB 99,781,617 USD 1,294,587 Goldman Sachs Bank USA
**
4/19/2022 (29,235)
Net unrealized appreciation 3,019,027
** Non-deliverable forward.

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 63
Currency:
BRL Brazilian real
CAD Canadian dollar
JPY Japanese yen
RUB Russian ruble
USD United States dollar
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
CBOE Volatility Index 45 2/2022 USD 1,118,354 (195,771)
3 Month Eurodollar 16 3/2022 USD 3,979,600 (10,634)
MSCI Emerging Markets E-Mini Index 21 3/2022 USD 1,286,040 14,024
NASDAQ 100 E-Mini Index 57 3/2022 USD 16,991,700 541,959
NASDAQ 100 E-Mini Index 244 3/2022 USD 7,273,640 (572,070)
Russell 2000 E-Mini Index 18 3/2022 USD 1,821,960 (1,015)
Russell 2000 E-Mini Index 19 3/2022 USD 1,923,180 (144,764)
Russell 2000 E-Mini Index 365 3/2022 USD 36,945,300 (3,529,066)
S&P 500 E-Mini Index 148 3/2022 USD 33,331,450 (1,146,879)
S&P 500 E-Mini Index 438 3/2022 USD 9,864,308 226,037
TOPIX Index 83 3/2022 JPY 13,692,692 (758,261)
U.S. Treasury 10 Year Note 44 3/2022 USD 5,630,625 (54,017)
U.S. Treasury 10 Year Note 133 3/2022 USD 17,019,844 (42,714)
U.S. Treasury Ultra Bond 55 3/2022 USD 10,391,563 (277,644)
3 Month Eurodollar 2,701 12/2022 USD 665,357,588 (2,858,922)
3 Month Eurodollar 418 6/2023 USD 102,666,025 (743,601)
3 Month Eurodollar 2,817 12/2023 USD 690,622,763 (2,895,734)
(12,449,072)
Short Contracts
EURO STOXX 50 Index (25) 3/2022 EUR (1,163,613) (3,607)
Russell 2000 Micro E-Mini Index (228) 3/2022 USD (2,307,816) (81,216)
S&P 500 E-Mini Index (216) 3/2022 USD (4,864,590) (111,130)
TOPIX Index (783) 3/2022 JPY (129,173,227) 3,121,605
U.S. Treasury 2 Year Note (1,800) 3/2022 USD (389,981,250) 3,118,763
U.S. Treasury 5 Year Note (4,379) 3/2022 USD (521,990,484) 7,282,918
U.S. Treasury 5 Year Note (167) 3/2022 USD (19,906,922) 211,192
U.S. Treasury 10 Year Ultra Note (398) 3/2022 USD (56,845,594) 599,650
U.S. Treasury Long Bond (1,017) 3/2022 USD (158,270,625) 4,380,230
U.S. Treasury Ultra Bond (237) 3/2022 USD (44,778,187) 2,523,919
21,042,324
8,593,252
As of January 31, 2022, the Fund had $12,301,703 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
JPY Japanese Yen
USD United States Dollar
Written Call Options Contracts as of January 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
iShares TIPS Bond ETF
Goldman Sachs &
Co. 71,890 USD 71,890,000 USD 130.00 3/18/2022 (88,986)
U.S. Treasury 10 Year Note Exchange Traded 261 USD 26,100,000 USD 128.50 2/18/2022 (89,719)
U.S. Treasury 10 Year Note Exchange Traded 263 USD 26,300,000 USD 128.50 3/25/2022 (180,813)
U.S. Treasury 10 Year Note Exchange Traded 303 USD 30,300,000 USD 129.00 2/18/2022 (61,547)
U.S. Treasury 10 Year Note Exchange Traded 144 USD 14,400,000 USD 129.50 2/18/2022 (15,750)
U.S. Treasury 10 Year Note Exchange Traded 439 USD 43,900,000 USD 130.00 2/18/2022 (27,437)
U.S. Treasury 30 Year Bond Exchange Traded 56 USD 5,600,000 USD 156.50 2/18/2022 (53,375)
U.S. Treasury 30 Year Bond Exchange Traded 82 USD 8,200,000 USD 157.00 2/18/2022 (62,781)

64 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 82 USD 8,200,000 USD 158.00 2/18/2022 (39,719)
U.S. Treasury 5 Year Note Exchange Traded 186 USD 18,600,000 USD 119.50 2/18/2022 (43,594)
U.S. Treasury 5 Year Note Exchange Traded 863 USD 86,300,000 USD 120.00 2/18/2022 (80,906)
U.S. Treasury 5 Year Note Exchange Traded 707 USD 70,700,000 USD 120.75 2/18/2022 (11,047)
(755,674)
Written Put Options Contracts as of January 31, 2022 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
iShares TIPS Bond ETF
Goldman Sachs &
Co. 65,807 USD 65,807,000 USD 119.00 3/18/2022 (111,401)
U.S. Treasury 5 Year Note Exchange Traded 404 USD 40,400,000 USD 118.50 2/18/2022 (53,656)
(165,057)
–
Total Written Options Contracts (Premiums Received ($1,589,956)) (920,731)
Currency:
USD United States dollar

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

66 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 362,687,270 $ – $ 362,687,270
Collateralized Mortgage Obligations – 145,008,844 – 145,008,844
Commercial Mortgage-Backed Securities – 152,182,418 – 152,182,418
  Common Stocks
Aerospace & Defense 32,118,202 – – 32,118,202
Air Freight & Logistics 13,207,357 – – 13,207,357
Airlines 6,513,297 – – 6,513,297
Auto Components 5,262,463 – – 5,262,463
Automobiles 51,040,660 – – 51,040,660
Banks 105,315,174 – – 105,315,174
Beverages 31,929,459 – – 31,929,459
Biotechnology 53,230,978 – – 53,230,978
Building Products 16,167,698 5,092,376 – 21,260,074
Capital Markets 74,443,387 – – 74,443,387
Chemicals 32,815,647 10,732,645 – 43,548,292
Commercial Services & Supplies 11,656,563 – – 11,656,563
Communications Equipment 19,645,338 – – 19,645,338
Construction & Engineering 3,991,390 – – 3,991,390
Construction Materials 3,445,896 – – 3,445,896
Consumer Finance 15,672,372 – – 15,672,372
Containers & Packaging 8,984,052 – 15,252 8,999,304
Distributors 2,801,125 – – 2,801,125
Diversified Consumer Services 2,788,992 – – 2,788,992
Diversified Financial Services 31,329,043 5,374,644 – 36,703,687
Diversified Telecommunication Services 23,032,695 – – 23,032,695
Electric Utilities 37,354,065 – – 37,354,065
Electrical Equipment 15,461,395 12,510,775 – 27,972,170
Electronic Equipment, Instruments &
Components 17,843,371 9,899,201 – 27,742,572
Energy Equipment & Services 6,829,077 – – 6,829,077
Entertainment 39,704,289 – – 39,704,289
Equity Real Estate Investment Trusts
(REITs) 80,603,838 – – 80,603,838
Food & Staples Retailing 30,355,681 – – 30,355,681
Food Products 25,270,204 6,126,116 – 31,396,320
Gas Utilities 2,670,467 – – 2,670,467
Health Care Equipment & Supplies 63,378,276 13,747,676 – 77,125,952
Health Care Providers & Services 61,671,282 – – 61,671,282
Health Care Technology 5,677,140 – – 5,677,140
Hotels, Restaurants & Leisure 53,436,455 – – 53,436,455
Household Durables 11,248,624 8,970,976 – 20,219,600
Household Products 29,245,002 3,018,607 – 32,263,609
Independent Power and Renewable
Electricity Producers 3,024,242 – – 3,024,242
Industrial Conglomerates 21,354,540 – – 21,354,540
Insurance 48,861,551 5,013,023 – 53,874,574
Interactive Media & Services 128,446,506 – – 128,446,506
Internet & Direct Marketing Retail 73,184,554 – – 73,184,554
IT Services 110,176,620 13,352,270 – 123,528,890
Leisure Products 2,841,549 – – 2,841,549
Life Sciences Tools & Services 41,478,579 – – 41,478,579
Machinery 42,533,042 7,399,582 – 49,932,624
Marine 508,377 – – 508,377
Media 26,521,172 – – 26,521,172
Metals & Mining 11,302,683 – – 11,302,683
Mortgage Real Estate Investment Trusts
(REITs) 3,262,297 – – 3,262,297
Multiline Retail 10,848,938 – – 10,848,938
Multi-Utilities 18,698,245 – – 18,698,245

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 67
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative
instruments categorized by risk exposure as of January 31,
2022. Please see below for information on the Fund’s policy
regarding the objectives and strategies for using options, swap contracts, forward foreign currency contracts, and financial futures contracts.
Level 1 Level 2 Level 3 Total
Assets:
Oil, Gas & Consumable Fuels $ 72,543,218 $ – $ – $ 72,543,218
Paper & Forest Products 449,712 – – 449,712
Personal Products 5,024,657 – – 5,024,657
Pharmaceuticals 81,169,724 5,261,094 – 86,430,818
Professional Services 15,093,215 4,896,425 – 19,989,640
Real Estate Management & Development 4,597,309 – – 4,597,309
Road & Rail 24,688,748 – – 24,688,748
Semiconductors & Semiconductor
Equipment 126,394,308 3,802,013 – 130,196,321
Software 227,189,081 – – 227,189,081
Specialty Retail 55,727,840 7,849,430 – 63,577,270
Technology Hardware, Storage &
Peripherals 150,928,826 – – 150,928,826
Textiles, Apparel & Luxury Goods 16,970,593 2,461,154 – 19,431,747
Thrifts & Mortgage Finance 3,078,843 – – 3,078,843
Tobacco 13,520,237 – – 13,520,237
Trading Companies & Distributors 7,952,068 – – 7,952,068
Water Utilities 2,701,777 – – 2,701,777
Wireless Telecommunication Services 3,486,255 2,658,435 – 6,144,690
Total Common Stocks $ 2,380,700,260 $ 128,166,442 $ 15,252 $ 2,508,881,954
Convertible Bond – 483,360 – 483,360
Corporate Bonds – 968,649,150 – 968,649,150
Exchange Traded Funds 99,255,123 – – 99,255,123
Foreign Government Securities – 72,995,302 – 72,995,302
Forward Foreign Currency Contracts – 3,058,040 – 3,058,040
Futures Contracts 22,020,297 – – 22,020,297
Interest Rate Swaps* – 5,158,677 – 5,158,677
Master Limited Partnership 324,741 – – 324,741
Mortgage-Backed Securities – 88,852,557 – 88,852,557
Purchased Options   1,049,765 197,403 – 1,247,168
Rights   – 2,694 – 2,694
Short-Term Investments   7,718,160 214,081,160 – 221,799,320
Total Return Swaps* – 3,820,926 – 3,820,926
U.S. Government Agency Security – 2,602,759 – 2,602,759
U.S. Treasury Obligations – 207,282,315 – 207,282,315
Total Assets $ 2,511,068,346 $ 2,355,229,317 $ 15,252 $ 4,866,312,915
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (346,868) $ – $ (346,868)
Forward Foreign Currency Contracts – (39,013) – (39,013)
Futures Contracts (13,427,045) – – (13,427,045)
Interest Rate Swaps* – (1,242,593) – (1,242,593)
Total Return Swaps* – (115,151,190) – (115,151,190)
Written Options (720,344) (200,387) – (920,731)
Total Liabilities $ (14,147,389) $ (116,980,051) $ – $ (131,127,440)
Total $ 2,496,920,957 $ 2,238,249,266 $ 15,252 $ 4,735,185,475
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the period ended January 31, 2022, the Fund held five rights investments that were categorized as Level 3 investments which were each valued at $0.

68 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge
against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet the Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 69
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a
counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2022 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

70 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
(c) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.

Nationwide Multi-Cap Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 71
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

72 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Multi-Cap Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 197,403
Interest rate risk Investment securities, at value 1,049,765
Swap Contracts(a)
Equity risk Unrealized appreciation on centrally cleared swap contracts 3,820,926
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 5,158,677
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 3,058,040
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 3,903,625
Interest rate risk Unrealized appreciation from futures contracts 18,116,672
Total $ 35,305,108
Liabilities:
Written Options
Equity risk Written options, at value $ (200,387)
Interest rate risk Written options, at value (720,344)
Swap Contracts(a)
Credit risk Unrealized depreciation on centrally cleared swap contracts (346,868)
Equity risk Unrealized depreciation on centrally cleared swap contracts (115,151,190)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (1,242,593)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (39,013)
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (6,543,779)
Interest rate risk Unrealized depreciation from futures contracts (6,883,266)
Total $ (131,127,440)
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 73
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
UNITED STATES 0.2%
Automobiles 0.2%
Santander Drive Auto
Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026 500,000 495,286
Series 2020-3, Class D,
1.64%, 11/16/2026 710,000 711,084
Total Asset-Backed Securities
(cost  $1,215,399) 1,206,370
Commercial Mortgage-Backed Securities 1.8%
UNITED STATES 1.8%
Banc of America
Commercial Mortgage
Trust , Series 2016-
UB10, Class A4, 3.17%,
7/15/2049 735,000 758,337
BANK , Series 2020-
BN27, Class A5, 2.14%,
4/15/2063 796,000 773,833
Benchmark Mortgage
Trust
Series 2018-B5, Class
A4, 4.21%, 7/15/2051 400,000 440,694
Series 2018-B8, Class
AS, 4.53%, 1/15/2052(a) 500,000 555,931
Series 2020-B16, Class
A5, 2.73%, 2/15/2053 750,000 759,346
Series 2020-B21, Class
A4, 1.70%, 12/17/2053 300,000 279,369
Citigroup Commercial
Mortgage Trust
Series 2013-GC11,
Class A4, 3.09%,
4/10/2046 414,000 420,330
Series 2019-GC41,
Class A4, 2.62%,
8/10/2056 500,000 505,572
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 1,118,277
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 996,521
JPMBB Commercial
Mortgage Securities
Trust
Series 2014-C21, Class
A5, 3.77%, 8/15/2047 752,000 782,271
Series 2015-C30, Class
AS, 4.23%, 7/15/2048(a) 500,000 529,033
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 527,301
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2015-
C25, Class A4, 3.37%,
10/15/2048 535,000 554,526
Wells Fargo Commercial
Mortgage Trust , Series
2019-C52, Class A5,
2.89%, 8/15/2052 530,000 541,734
Total Commercial Mortgage-Backed Securities
(cost $9,780,002) 9,543,075
Corporate Bonds 40.7%
BURKINA FASO 0.1%
Metals & Mining 0.1%
IAMGOLD Corp., 5.75%,
10/15/2028(b) 500,000 469,300
CANADA 1.0%
Banks 0.2%
Royal Bank of Canada,
2.05%, 1/21/2027 500,000 494,842
Toronto-Dominion Bank
(The), 1.45%, 1/10/2025 525,000 519,483
1,014,325
Capital Markets 0.2%
Brookfield Finance I UK
plc, 2.34%, 1/30/2032 590,000 559,281
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 336,483
895,764
Commercial Services & Supplies 0.1%
GFL Environmental, Inc.,
4.38%, 8/15/2029(b) 500,000 477,145
Distributors 0.1%
Ritchie Bros Holdings, Inc.,
4.75%, 12/15/2031(b) 600,000 604,320
Diversified Telecommunication Services 0.0%
†
Telesat Canada, 6.50%,
10/15/2027(b) 250,000 153,805
Hotels, Restaurants & Leisure 0.0%
†
1011778 BC ULC, 4.00%,
10/15/2030(b) 250,000 231,417
Household Durables 0.1%
Brookfield Residential
Properties, Inc.
5.00%, 6/15/2029(b) 250,000 246,800
4.88%, 2/15/2030(b) 200,000 194,304
441,104

74 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels 0.3%
Canadian Natural
Resources Ltd., 3.85%,
6/1/2027 750,000 792,862
Cenovus Energy, Inc.,
4.25%, 4/15/2027 300,000 320,998
Enbridge, Inc., 4.25%,
12/1/2026 500,000 538,593
1,652,453
Professional Services 0.0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 104,217
5,574,550
CHINA 0.1%
Interactive Media & Services 0.0%
†
Weibo Corp., 3.38%,
7/8/2030 200,000 191,454
Semiconductors & Semiconductor Equipment 0.1%
NXP BV, 3.15%,
5/1/2027(b) 400,000 410,190
601,644
FRANCE 0.2%
Energy Equipment & Services 0.2%
CGG SA, 8.75%,
4/1/2027(b) 800,000 800,000
GERMANY 0.1%
Capital Markets 0.0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(c) 150,000 145,707
Diversified Telecommunication Services 0.1%
Deutsche Telekom
International Finance
BV, 8.75%, 6/15/2030(d) 235,000 331,524
477,231
ITALY 0.0%
†
Banks 0.0%
†
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 4.91%), 7.30%,
4/2/2034(b)(c) 200,000 229,595
JAPAN 0.6%
Banks 0.5%
Mitsubishi UFJ Financial
Group, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.55%), 0.95%,
7/19/2025(c) 380,000 370,415
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.67%), 1.64%,
10/13/2027(c) 850,000 819,743
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.95%), 2.31%,
7/20/2032(c) 200,000 190,658
Mizuho Financial Group,
Inc., (SOFR + 1.24%),
2.84%, 7/16/2025(c) 400,000 407,873
Sumitomo Mitsui Financial
Group, Inc.
0.95%, 1/12/2026 250,000 238,790
1.40%, 9/17/2026 260,000 249,093
2,276,572
Capital Markets 0.1%
Nomura Holdings, Inc.,
2.65%, 1/16/2025 300,000 303,847
2,580,419
MEXICO 0.2%
Beverages 0.2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,200,000 1,192,164
NETHERLANDS 0.1%
Banks 0.1%
Cooperatieve Rabobank
UA, 4.38%, 8/4/2025 250,000 266,124
ING Groep NV, 3.95%,
3/29/2027 200,000 213,865
479,989
PERU 0.1%
Metals & Mining 0.1%
Southern Copper Corp.,
3.88%, 4/23/2025 300,000 315,150
PUERTO RICO 0.1%
Banks 0.1%
Popular, Inc., 6.13%,
9/14/2023 400,000 417,952
SPAIN 0.1%
Banks 0.1%
Banco Santander SA
2.75%, 5/28/2025 400,000 405,605
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 0.90%), 1.72%,
9/14/2027(c) 400,000 383,487
789,092

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 75
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM 0.9%
Aerospace & Defense 0.1%
Rolls-Royce plc, 5.75%,
10/15/2027(b) 300,000 314,772
Automobiles 0.1%
Jaguar Land Rover
Automotive plc, 5.50%,
7/15/2029(b) 600,000 579,084
Banks 0.4%
Barclays plc, (US Treasury
Yield Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 2.28%,
11/24/2027(c) 740,000 724,712
HSBC Holdings plc,
(SOFR + 1.10%),
2.25%, 11/22/2027(c) 1,000,000 979,356
Lloyds Banking Group plc
4.45%, 5/8/2025 200,000 213,715
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 235,000 245,885
2,163,668
Beverages 0.1%
Diageo Capital plc, 2.00%,
4/29/2030 200,000 191,640
Commercial Services & Supplies 0.0%
†
RELX Capital, Inc., 3.00%,
5/22/2030 250,000 255,465
Food Products 0.1%
Unilever Capital Corp.,
2.90%, 5/5/2027 450,000 465,052
Tobacco 0.1%
BAT Capital Corp., 3.56%,
8/15/2027 300,000 306,854
4,276,535
UNITED STATES 37.1%
Aerospace & Defense 0.2%
Boeing Co. (The)
4.88%, 5/1/2025 300,000 322,865
5.04%, 5/1/2027 200,000 220,741
3.25%, 3/1/2028 250,000 253,403
2.95%, 2/1/2030 250,000 244,699
Spirit AeroSystems , Inc.,
5.50%, 1/15/2025(b) 200,000 205,000
1,246,708
Air Freight & Logistics 0.1%
Cargo Aircraft
Management, Inc.,
4.75%, 2/1/2028(b) 200,000 201,328
FedEx Corp., 3.40%,
2/15/2028 500,000 527,476
728,804
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Airlines 0.2%
American Airlines, Inc.,
5.75%, 4/20/2029(b) 200,000 204,750
Hawaiian Brand
Intellectual Property
Ltd., 5.75%,
1/20/2026(b) 400,000 409,072
Spirit Loyalty Cayman Ltd.,
8.00%, 9/20/2025(b) 239,357 259,331
873,153
Auto Components 0.1%
Aptiv plc, 4.35%,
3/15/2029 200,000 221,270
Icahn Enterprises LP,
4.38%, 2/1/2029 600,000 570,327
791,597
Automobiles 0.4%
Ford Motor Co.
6.63%, 10/1/2028 200,000 231,689
5.29%, 12/8/2046 300,000 329,250
General Motors Co.
4.20%, 10/1/2027 800,000 854,286
5.00%, 10/1/2028 400,000 446,157
1,861,382
Banks 3.3%
Bank of America Corp.,
Series L, 3.95%,
4/21/2025 1,000,000 1,051,672
Bank of America Corp.
(SOFR + 1.15%),
1.32%, 6/19/2026(c) 550,000 533,730
(SOFR + 0.96%),
1.73%, 7/22/2027(c) 2,000,000 1,939,792
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(c) 500,000 529,726
(SOFR + 1.06%),
2.09%, 6/14/2029(c) 1,300,000 1,249,519
(ICE LIBOR USD 3
Month + 1.19%), 2.88%,
10/22/2030(c) 800,000 799,876
(SOFR + 1.37%),
1.92%, 10/24/2031(c) 500,000 463,243
(SOFR + 1.21%),
2.57%, 10/20/2032(c) 85,000 82,369
Bank of America Corp.,
Series N, (SOFR
+ 0.91%), 1.66%,
3/11/2027(c) 200,000 194,172
Citigroup, Inc.
4.40%, 6/10/2025 200,000 213,014
(SOFR + 0.77%),
1.46%, 6/9/2027(c) 1,900,000 1,823,245
4.45%, 9/29/2027 400,000 435,015

76 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(c) 500,000 522,647
(SOFR + 3.91%),
4.41%, 3/31/2031(c) 500,000 550,186
Fifth Third Bancorp,
(SOFR + 0.69%),
1.71%, 11/1/2027(c) 150,000 145,750
JPMorgan Chase & Co.
3.90%, 7/15/2025 1,000,000 1,061,217
(SOFR + 0.89%),
1.58%, 4/22/2027(c) 218,000 210,901
(SOFR + 1.89%),
2.18%, 6/1/2028(c) 1,850,000 1,817,059
(ICE LIBOR USD 3
Month + 1.16%), 3.70%,
5/6/2030(c) 1,800,000 1,902,746
(SOFR + 2.52%),
2.96%, 5/13/2031(c) 250,000 248,376
Santander Holdings USA,
Inc.
3.45%, 6/2/2025 100,000 103,141
(SOFR + 1.25%),
2.49%, 1/6/2028(c) 35,000 34,462
SVB Financial Group
1.80%, 10/28/2026 250,000 245,102
2.10%, 5/15/2028 400,000 390,737
Wells Fargo & Co.
3.00%, 2/19/2025 500,000 513,348
(SOFR + 2.10%),
2.39%, 6/2/2028(c) 500,000 495,864
17,556,909
Beverages 0.2%
Constellation Brands, Inc.,
4.75%, 12/1/2025 500,000 546,970
Keurig Dr Pepper, Inc.,
3.40%, 11/15/2025 500,000 517,878
1,064,848
Biotechnology 0.1%
Horizon Therapeutics
USA, Inc., 5.50%,
8/1/2027(b) 400,000 414,500
Building Products 0.7%
Builders FirstSource , Inc.,
5.00%, 3/1/2030(b) 250,000 256,660
Carrier Global Corp.
2.49%, 2/15/2027 1,700,000 1,710,651
2.72%, 2/15/2030 300,000 296,336
2.70%, 2/15/2031 730,000 717,265
James Hardie International
Finance DAC, 5.00%,
1/15/2028(b) 500,000 512,350
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products
Masonite International
Corp., 5.38%,
2/1/2028(b) 400,000 410,852
3,904,114
Capital Markets 3.7%
Affiliated Managers Group,
Inc., 3.30%, 6/15/2030 114,000 117,001
Ares Capital Corp.
4.25%, 3/1/2025 500,000 521,319
3.88%, 1/15/2026 500,000 515,273
2.15%, 7/15/2026 1,700,000 1,639,126
Barings BDC, Inc., 3.30%,
11/23/2026(b) 200,000 194,376
Blackstone Private
Credit Fund, 2.70%,
1/15/2025(b) 230,000 227,611
Compass Group
Diversified Holdings
LLC, 5.25%,
4/15/2029(b) 300,000 296,112
FS KKR Capital Corp.
4.13%, 2/1/2025 500,000 512,127
3.40%, 1/15/2026 200,000 199,303
2.63%, 1/15/2027 500,000 483,209
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025 500,000 514,892
2.88%, 1/15/2026 500,000 504,830
Goldman Sachs Group,
Inc. (The)
3.75%, 2/25/2026 300,000 316,845
(SOFR + 0.82%),
1.54%, 9/10/2027(c) 700,000 668,753
(SOFR + 0.91%),
1.95%, 10/21/2027(c) 1,000,000 973,257
(ICE LIBOR USD 3
Month + 1.51%), 3.69%,
6/5/2028(c) 200,000 210,202
(ICE LIBOR USD 3
Month + 1.30%), 4.22%,
5/1/2029(c) 1,800,000 1,939,463
3.80%, 3/15/2030 350,000 372,329
(SOFR + 1.26%),
2.65%, 10/21/2032(c) 850,000 827,857
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 220,000 211,956
LPL Holdings, Inc., 4.00%,
3/15/2029(b) 500,000 485,270
Morgan Stanley
4.00%, 7/23/2025 200,000 212,492
5.00%, 11/24/2025 300,000 328,792
(SOFR + 0.72%),
0.98%, 12/10/2026(c) 750,000 712,240
3.63%, 1/20/2027 1,000,000 1,055,594
(SOFR + 0.88%),
1.59%, 5/4/2027(c) 2,450,000 2,365,492

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 77
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Capital Markets
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(c) 1,700,000 1,877,577
(SOFR + 1.14%),
2.70%, 1/22/2031(c) 500,000 495,813
(SOFR + 3.12%),
3.62%, 4/1/2031(c) 300,000 317,132
Nasdaq, Inc.
3.85%, 6/30/2026 200,000 213,303
1.65%, 1/15/2031 200,000 180,529
Prospect Capital Corp.,
3.71%, 1/22/2026 400,000 399,243
19,889,318
Chemicals 0.8%
Celanese US Holdings
LLC, 1.40%, 8/5/2026 230,000 220,955
Chemours Co. (The),
5.75%, 11/15/2028(b) 250,000 253,845
CVR Partners LP, 6.13%,
6/15/2028(b) 500,000 508,105
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 162,201
Ecolab, Inc., 0.90%,
12/15/2023 25,000 24,793
Element Solutions, Inc.,
3.88%, 9/1/2028(b) 250,000 240,000
Huntsman International
LLC, 4.50%, 5/1/2029 20,000 21,581
Minerals Technologies,
Inc., 5.00%, 7/1/2028(b) 400,000 404,724
PPG Industries, Inc.,
2.55%, 6/15/2030 450,000 446,567
Scotts Miracle- Gro
Co. (The), 4.50%,
10/15/2029 200,000 203,378
Sherwin-Williams Co.
(The)
3.45%, 6/1/2027 1,000,000 1,052,353
2.95%, 8/15/2029 700,000 714,309
Tronox , Inc., 4.63%,
3/15/2029(b) 250,000 240,367
4,493,178
Commercial Services & Supplies 0.3%
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 4,284
CoreCivic , Inc., 8.25%,
4/15/2026 600,000 627,000
Republic Services, Inc.,
1.45%, 2/15/2031 940,000 850,882
1,482,166
Communications Equipment 0.4%
Avaya, Inc., 6.13%,
9/15/2028(b) 400,000 409,000
Motorola Solutions, Inc.
4.60%, 2/23/2028 500,000 551,602
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Communications Equipment
2.30%, 11/15/2030 1,150,000 1,074,842
2.75%, 5/24/2031 400,000 387,829
2,423,273
Construction & Engineering 0.3%
AECOM, 5.13%,
3/15/2027 400,000 416,500
Brundage -Bone Concrete
Pumping Holdings, Inc.,
6.00%, 2/1/2026(b) 300,000 303,651
MasTec , Inc., 4.50%,
8/15/2028(b) 500,000 506,310
Quanta Services, Inc.
2.90%, 10/1/2030 500,000 491,717
2.35%, 1/15/2032 5,000 4,639
1,722,817
Construction Materials 0.5%
Eagle Materials, Inc.,
2.50%, 7/1/2031 610,000 583,248
Martin Marietta Materials,
Inc.
3.50%, 12/15/2027 1,400,000 1,484,235
2.40%, 7/15/2031 500,000 485,155
2,552,638
Consumer Finance 0.7%
Curo Group Holdings
Corp., 7.50%,
8/1/2028(b) 250,000 235,798
Enova International, Inc.,
8.50%, 9/15/2025(b) 250,000 257,205
Ford Motor Credit Co. LLC
2.30%, 2/10/2025 500,000 490,540
2.90%, 2/10/2029 500,000 473,850
General Motors Financial
Co., Inc.
4.35%, 1/17/2027 600,000 641,628
3.60%, 6/21/2030 200,000 205,046
John Deere Capital Corp.,
1.45%, 1/15/2031 250,000 230,823
OneMain Finance Corp.,
7.13%, 3/15/2026 350,000 384,767
PROG Holdings, Inc.,
6.00%, 11/15/2029(b) 600,000 588,042
Toyota Motor Credit Corp.,
1.45%, 1/13/2025 270,000 267,967
3,775,666
Containers & Packaging 0.3%
Crown Cork & Seal Co.,
Inc., 7.38%, 12/15/2026 350,000 406,000
Greif, Inc., 6.50%,
3/1/2027(b) 400,000 414,040
Sealed Air Corp., 6.88%,
7/15/2033(b) 500,000 597,500
1,417,540

78 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Distributors 0.2%
Genuine Parts Co.
1.75%, 2/1/2025 745,000 740,350
2.75%, 2/1/2032 220,000 213,895
954,245
Diversified Consumer Services 0.1%
Service Corp.
International, 4.00%,
5/15/2031 600,000 581,022
Diversified Financial Services 0.1%
Block Financial LLC,
2.50%, 7/15/2028 481,000 468,325
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 95,855
1.35%, 3/15/2031 100,000 89,542
653,722
Diversified Telecommunication Services 0.8%
AT&T, Inc.
4.13%, 2/17/2026 300,000 321,387
2.30%, 6/1/2027 1,000,000 991,483
4.30%, 2/15/2030 300,000 329,984
CCO Holdings LLC,
5.38%, 6/1/2029(b) 200,000 206,094
Embarq Corp., 8.00%,
6/1/2036 100,000 102,938
Lumen Technologies, Inc.,
5.13%, 12/15/2026(b) 400,000 402,684
Verizon Communications,
Inc.
0.85%, 11/20/2025 500,000 479,152
2.10%, 3/22/2028 1,000,000 974,619
1.75%, 1/20/2031 700,000 638,296
4,446,637
Electric Utilities 0.9%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 96,103
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 197,943
Commonwealth Edison
Co., 2.20%, 3/1/2030 699,000 678,979
Duke Energy Corp.
3.15%, 8/15/2027 600,000 622,931
2.45%, 6/1/2030 300,000 291,081
Duke Energy Florida
Project Finance LLC,
Series 2026, 2.54%,
9/1/2029 200,000 202,725
Entergy Corp., 0.90%,
9/15/2025 100,000 95,590
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 107,799
Indiana Michigan Power
Co., 3.85%, 5/15/2028 200,000 215,244
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 108,499
Nevada Power Co., Series
DD, 2.40%, 5/1/2030 500,000 490,869
NextEra Energy Capital
Holdings, Inc., 1.90%,
6/15/2028 95,000 92,070
NSTAR Electric Co.,
3.20%, 5/15/2027 100,000 105,070
Pacific Gas and Electric
Co.
2.10%, 8/1/2027 300,000 282,760
3.00%, 6/15/2028 110,000 107,069
2.50%, 2/1/2031 100,000 91,416
PacifiCorp, 2.70%,
9/15/2030 100,000 100,593
PPL Capital Funding, Inc.,
3.10%, 5/15/2026 50,000 51,509
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026 250,000 243,940
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 91,608
Union Electric Co., 2.95%,
3/15/2030 100,000 102,068
Vistra Operations Co. LLC,
5.00%, 7/31/2027(b) 500,000 503,950
Wisconsin Power and
Light Co., 1.95%,
9/16/2031 35,000 33,068
4,912,884
Electrical Equipment 0.2%
Emerson Electric Co.,
2.00%, 12/21/2028 960,000 936,056
Rockwell Automation, Inc.,
1.75%, 8/15/2031 80,000 75,250
Vertiv Group Corp., 4.13%,
11/15/2028(b) 200,000 194,902
1,206,208
Electronic Equipment, Instruments & Components 0.7%
Allegion US Holding Co.,
Inc., 3.55%, 10/1/2027 400,000 417,222
Arrow Electronics, Inc.,
2.95%, 2/15/2032 240,000 235,002
CDW LLC
3.28%, 12/1/2028 200,000 198,390
3.25%, 2/15/2029 300,000 284,559
3.57%, 12/1/2031 430,000 428,044
Keysight Technologies,
Inc., 3.00%, 10/30/2029 250,000 254,389
Teledyne Technologies,
Inc., 2.25%, 4/1/2028 700,000 686,233
Trimble, Inc., 4.90%,
6/15/2028 1,200,000 1,325,480
3,829,319

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 79
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services 0.0%
†
Schlumberger Investment
SA, 2.65%, 6/26/2030 250,000 247,918
USA Compression
Partners LP, 6.88%,
4/1/2026 250,000 253,845
501,763
Entertainment 0.1%
Activision Blizzard, Inc.,
3.40%, 9/15/2026 410,000 432,083
Equity Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.
2.40%, 3/15/2025 300,000 301,580
1.45%, 9/15/2026 210,000 201,842
2.75%, 1/15/2027 300,000 302,820
1.50%, 1/31/2028 1,150,000 1,069,667
Camden Property Trust,
3.15%, 7/1/2029 100,000 103,533
Crown Castle International
Corp.
4.45%, 2/15/2026 200,000 215,102
3.80%, 2/15/2028 500,000 526,836
Digital Realty Trust LP,
3.70%, 8/15/2027 200,000 212,474
ERP Operating LP, 2.85%,
11/1/2026 100,000 103,030
Essex Portfolio LP, 1.70%,
3/1/2028 500,000 474,039
GLP Capital LP
5.75%, 6/1/2028 1,150,000 1,290,268
5.30%, 1/15/2029 250,000 275,002
4.00%, 1/15/2030 650,000 669,773
4.00%, 1/15/2031 500,000 514,100
Iron Mountain Information
Management
Services, Inc., 5.00%,
7/15/2032(b) 200,000 195,500
Iron Mountain, Inc.
5.00%, 7/15/2028(b) 400,000 399,400
5.63%, 7/15/2032(b) 300,000 303,277
Life Storage LP, 3.88%,
12/15/2027 300,000 322,257
LifeStorage LP, 3.50%,
7/1/2026 300,000 315,809
MGM Growth Properties
Operating Partnership
LP, 4.50%, 1/15/2028 250,000 263,750
Office Properties
Income Trust, 3.45%,
10/15/2031 199,000 186,533
Park Intermediate
Holdings LLC, 5.88%,
10/1/2028(b) 350,000 358,193
Public Storage
3.09%, 9/15/2027 150,000 157,613
1.85%, 5/1/2028 1,000,000 968,516
1.95%, 11/9/2028 600,000 581,562
3.39%, 5/1/2029 550,000 583,059
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
RHP Hotel Properties LP,
4.50%, 2/15/2029(b) 300,000 290,274
Simon Property Group LP,
1.38%, 1/15/2027 370,000 355,096
Weyerhaeuser Co., 4.00%,
4/15/2030 100,000 108,032
XHR LP, 6.38%,
8/15/2025(b) 500,000 516,875
12,165,812
Food & Staples Retailing 0.1%
Walmart, Inc., 1.50%,
9/22/2028 310,000 299,032
Food Products 0.2%
Bunge Ltd. Finance Corp.,
1.63%, 8/17/2025 250,000 245,226
McCormick & Co., Inc.,
0.90%, 2/15/2026 250,000 237,802
Pilgrim's Pride Corp.,
5.88%, 9/30/2027(b) 400,000 417,641
900,669
Gas Utilities 0.1%
Atmos Energy Corp.
3.00%, 6/15/2027 50,000 52,058
1.50%, 1/15/2031 100,000 90,447
National Fuel Gas Co.,
2.95%, 3/1/2031 200,000 194,687
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 104,507
441,699
Health Care Equipment & Supplies 0.3%
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 570,000 570,833
Edwards Lifesciences
Corp., 4.30%, 6/15/2028 250,000 274,525
Hologic , Inc., 4.63%,
2/1/2028(b) 300,000 311,250
Varex Imaging Corp.,
7.88%, 10/15/2027(b) 500,000 547,445
1,704,053
Health Care Providers & Services 1.3%
Acadia Healthcare
Co., Inc., 5.00%,
4/15/2029(b) 500,000 492,500
AmerisourceBergen Corp.,
2.80%, 5/15/2030 100,000 100,200
Cardinal Health, Inc.,
3.75%, 9/15/2025 500,000 526,555
Centene Corp., 4.63%,
12/15/2029 500,000 519,910
CVS Health Corp., 3.88%,
7/20/2025 500,000 528,966
HCA, Inc.
5.88%, 2/15/2026 200,000 217,702
5.25%, 6/15/2026 500,000 547,022

80 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
4.13%, 6/15/2029 1,150,000 1,225,028
2.38%, 7/15/2031 350,000 326,579
Laboratory Corp. of
America Holdings,
2.70%, 6/1/2031 850,000 837,401
Molina Healthcare, Inc.,
3.88%, 5/15/2032(b) 600,000 579,000
UnitedHealth Group, Inc.,
2.30%, 5/15/2031 1,120,000 1,087,430
6,988,293
Health Care Technology 0.1%
IQVIA, Inc., 5.00%,
5/15/2027(b) 300,000 306,810
Hotels, Restaurants & Leisure 0.6%
Choice Hotels
International, Inc.
3.70%, 12/1/2029 465,000 484,270
3.70%, 1/15/2031 150,000 154,383
Dave & Buster's, Inc.,
7.63%, 11/1/2025(b) 200,000 211,500
Expedia Group, Inc.,
5.00%, 2/15/2026 200,000 219,275
Full House Resorts, Inc.,
8.25%, 2/15/2028(b) 500,000 512,500
McDonald's Corp., 3.50%,
7/1/2027 350,000 370,464
Starbucks Corp., 2.55%,
11/15/2030 400,000 394,335
Yum! Brands, Inc.
4.63%, 1/31/2032 600,000 597,132
6.88%, 11/15/2037 100,000 117,000
5.35%, 11/1/2043 100,000 105,250
3,166,109
Household Durables 0.4%
Installed Building
Products, Inc., 5.75%,
2/1/2028(b) 400,000 410,280
LGI Homes, Inc., 4.00%,
7/15/2029(b) 600,000 567,024
NVR, Inc., 3.00%,
5/15/2030 700,000 704,403
TopBuild Corp., 4.13%,
2/15/2032(b) 266,000 257,711
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 350,000 353,063
2,292,481
Household Products 0.2%
Procter & Gamble Co.
(The), 3.00%, 3/25/2030 185,000 195,083
Spectrum Brands, Inc.
5.00%, 10/1/2029(b) 501,000 517,282
5.50%, 7/15/2030(b) 300,000 312,750
1,025,115
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers
0.1%
Clearway Energy
Operating LLC
4.75%, 3/15/2028(b) 300,000 308,799
3.75%, 2/15/2031(b) 200,000 188,294
Southern Power Co.,
4.15%, 12/1/2025 150,000 159,560
656,653
Insurance 1.1%
Aflac, Inc., 3.60%,
4/1/2030 167,000 178,997
Aon Corp., 2.80%,
5/15/2030 200,000 199,729
Athene Holding Ltd.
4.13%, 1/12/2028 1,000,000 1,067,382
6.15%, 4/3/2030 200,000 238,642
Enstar Group Ltd., 3.10%,
9/1/2031 445,000 421,215
First American Financial
Corp., 2.40%, 8/15/2031 620,000 589,450
Marsh & McLennan Cos.,
Inc.
4.38%, 3/15/2029 1,000,000 1,114,549
2.25%, 11/15/2030 1,400,000 1,350,353
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 269,445
Willis North America, Inc.,
4.50%, 9/15/2028 250,000 270,871
5,700,633
Interactive Media & Services 0.1%
Ziff Davis, Inc., 4.63%,
10/15/2030(b) 348,000 340,779
Internet & Direct Marketing Retail 0.2%
Match Group Holdings II
LLC
5.00%, 12/15/2027(b) 437,000 449,564
5.63%, 2/15/2029(b) 500,000 520,000
3.63%, 10/1/2031(b) 115,000 105,378
1,074,942
IT Services 0.3%
Amdocs Ltd., 2.54%,
6/15/2030 529,000 506,659
Gartner, Inc., 4.50%,
7/1/2028(b) 500,000 509,610
Kyndryl Holdings, Inc.
2.05%, 10/15/2026(b) 40,000 38,245
2.70%, 10/15/2028(b) 40,000 37,582
PayPal Holdings, Inc.,
2.30%, 6/1/2030 250,000 245,714
Unisys Corp., 6.88%,
11/1/2027(b) 300,000 319,500
1,657,310

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 81
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Leisure Products 0.1%
Vista Outdoor, Inc., 4.50%,
3/15/2029(b) 300,000 291,150
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.
2.10%, 6/4/2030 650,000 609,760
2.30%, 3/12/2031 250,000 237,750
PerkinElmer, Inc.
1.90%, 9/15/2028 580,000 553,231
2.25%, 9/15/2031 65,000 60,557
Thermo Fisher Scientific,
Inc.
2.60%, 10/1/2029 200,000 200,770
2.00%, 10/15/2031 480,000 456,281
2,118,349
Machinery 0.6%
GrafTech Finance, Inc.,
4.63%, 12/15/2028(b) 400,000 386,332
IDEX Corp.
3.00%, 5/1/2030 700,000 711,373
2.63%, 6/15/2031 1,000,000 983,722
Roller Bearing Co. of
America, Inc., 4.38%,
10/15/2029(b) 600,000 593,928
Titan International, Inc.,
7.00%, 4/30/2028 250,000 263,050
Westinghouse Air Brake
Technologies Corp.,
4.95%, 9/15/2028(d) 300,000 333,884
3,272,289
Media 1.0%
Charter Communications
Operating LLC
4.91%, 7/23/2025 500,000 539,534
3.75%, 2/15/2028 300,000 312,201
4.20%, 3/15/2028 950,000 1,007,434
2.25%, 1/15/2029 305,000 287,202
5.05%, 3/30/2029 1,000,000 1,102,742
Comcast Corp., 4.25%,
10/15/2030 200,000 223,423
DIRECTV Holdings LLC,
5.88%, 8/15/2027(b) 400,000 401,480
GCI LLC, 4.75%,
10/15/2028(b) 350,000 345,957
Interpublic Group of Cos.,
Inc. (The), 2.40%,
3/1/2031 500,000 483,977
Nexstar Media, Inc.,
4.75%, 11/1/2028(b) 200,000 197,644
TEGNA, Inc., 5.00%,
9/15/2029 250,000 246,040
5,147,634
Metals & Mining 0.7%
Alcoa Nederland Holding
BV, 4.13%, 3/31/2029(b) 300,000 301,344
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Arconic Corp., 6.13%,
2/15/2028(b) 710,000 736,589
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 750,000 808,125
Newmont Corp., 2.25%,
10/1/2030 150,000 141,378
Reliance Steel &
Aluminum Co., 1.30%,
8/15/2025 2,100,000 2,040,890
4,028,326
Mortgage Real Estate Investment Trusts (REITs) 0.1%
New Residential
Investment Corp.,
6.25%, 10/15/2025(b) 200,000 197,888
Starwood Property Trust,
Inc., 4.75%, 3/15/2025 400,000 409,000
606,888
Multi-Utilities 0.2%
Ameren Corp., 3.50%,
1/15/2031 200,000 209,590
Berkshire Hathaway
Energy Co., 3.25%,
4/15/2028 50,000 52,585
CenterPoint Energy, Inc.,
2.95%, 3/1/2030 100,000 100,570
Consumers Energy Co.,
3.80%, 11/15/2028 100,000 108,678
Dominion Energy, Inc.,
3.90%, 10/1/2025 100,000 105,923
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 103,666
Sempra Energy, 3.25%,
6/15/2027 100,000 103,437
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031 100,000 90,413
874,862
Oil, Gas & Consumable Fuels 4.1%
Antero Midstream Partners
LP, 5.38%, 6/15/2029(b) 600,000 603,954
Berry Petroleum Co. LLC,
7.00%, 2/15/2026(b) 200,000 200,496
California Resources
Corp., 7.13%,
2/1/2026(b) 400,000 415,776
Calumet Specialty
Products Partners LP,
11.00%, 4/15/2025(b) 200,000 215,500
Cheniere Corpus Christi
Holdings LLC
5.13%, 6/30/2027 1,800,000 1,988,919
3.70%, 11/15/2029 950,000 987,128
Cheniere Energy, Inc.,
4.63%, 10/15/2028 400,000 406,000

82 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
CNX Resources Corp.,
7.25%, 3/14/2027(b) 200,000 209,922
Conoco Funding Co.,
7.25%, 10/15/2031 134,000 183,381
ConocoPhillips, 4.30%,
8/15/2028(b) 250,000 274,592
ConocoPhillips Co.,
6.95%, 4/15/2029 171,000 219,089
Crestwood Midstream
Partners LP, 6.00%,
2/1/2029(b) 400,000 403,000
DCP Midstream Operating
LP
5.63%, 7/15/2027 200,000 215,666
5.60%, 4/1/2044 100,000 116,000
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 400,000 405,800
Devon Energy Corp.
5.88%, 6/15/2028 1,450,000 1,563,134
4.50%, 1/15/2030 140,000 148,540
Energy Transfer LP,
4.05%, 3/15/2025 500,000 523,076
Global Partners LP, 6.88%,
1/15/2029 500,000 516,515
Hess Midstream
Operations LP
5.63%, 2/15/2026(b) 200,000 204,000
4.25%, 2/15/2030(b) 300,000 289,500
Holly Energy Partners LP,
5.00%, 2/1/2028(b) 200,000 194,642
Magnolia Oil & Gas
Operating LLC, 6.00%,
8/1/2026(b) 400,000 409,000
MPLX LP
4.25%, 12/1/2027 1,000,000 1,075,798
2.65%, 8/15/2030 1,550,000 1,496,069
Northern Oil and Gas, Inc.,
8.13%, 3/1/2028(b) 600,000 625,500
NuStar Logistics LP,
5.63%, 4/28/2027 200,000 204,750
Oasis Midstream Partners
LP, 8.00%, 4/1/2029(b) 400,000 426,904
Occidental Petroleum
Corp.
6.13%, 1/1/2031 200,000 230,850
6.45%, 9/15/2036 100,000 121,470
4.40%, 4/15/2046 100,000 95,632
4.20%, 3/15/2048 250,000 232,500
ONEOK Partners LP,
4.90%, 3/15/2025 300,000 322,128
ONEOK, Inc.
4.55%, 7/15/2028 550,000 588,396
6.35%, 1/15/2031 225,000 273,694
Ovintiv Exploration, Inc.,
5.38%, 1/1/2026 500,000 546,120
PDC Energy, Inc., 5.75%,
5/15/2026 600,000 610,860
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Penn Virginia Holdings
LLC, 9.25%,
8/15/2026(b) 200,000 205,100
Pioneer Natural Resources
Co., 1.90%, 8/15/2030 40,000 36,864
Southwestern Energy Co.,
5.95%, 1/23/2025(d) 51,000 53,932
Sunoco LP
4.50%, 5/15/2029 200,000 195,794
4.50%, 4/30/2030(b) 400,000 392,792
Targa Resources Partners
LP
6.88%, 1/15/2029 500,000 546,875
4.00%, 1/15/2032(b) 300,000 298,620
Transcontinental Gas Pipe
Line Co. LLC, 4.00%,
3/15/2028 1,100,000 1,179,563
Viper Energy Partners LP,
5.38%, 11/1/2027(b) 350,000 361,375
Western Midstream
Operating LP
5.30%, 2/1/2030(d) 200,000 208,500
6.50%, 2/1/2050(d) 250,000 274,274
Williams Cos., Inc. (The),
2.60%, 3/15/2031 715,000 688,021
21,986,011
Paper & Forest Products 0.1%
Louisiana-Pacific Corp.,
3.63%, 3/15/2029(b) 300,000 294,000
Resolute Forest Products,
Inc., 4.88%, 3/1/2026(b) 250,000 247,275
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 200,000 199,000
740,275
Pharmaceuticals 0.6%
Bausch Health Cos., Inc.,
7.25%, 5/30/2029(b) 350,000 315,000
Merck & Co., Inc., 1.90%,
12/10/2028 1,500,000 1,467,716
Utah Acquisition Sub, Inc.,
3.95%, 6/15/2026 200,000 211,171
Zoetis, Inc.
3.00%, 9/12/2027 450,000 463,760
2.00%, 5/15/2030 530,000 503,963
2,961,610
Professional Services 0.4%
AMN Healthcare, Inc.
4.63%, 10/1/2027(b) 250,000 252,440
4.00%, 4/15/2029(b) 500,000 496,100
ASGN, Inc., 4.63%,
5/15/2028(b) 500,000 499,500
Equifax, Inc., 2.35%,
9/15/2031 140,000 131,724

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 83
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Professional Services
TriNet Group, Inc., 3.50%,
3/1/2029(b) 500,000 474,810
1,854,574
Real Estate Management & Development 0.2%
Howard Hughes
Corp. (The), 4.38%,
2/1/2031(b) 250,000 237,812
Kennedy-Wilson, Inc.
4.75%, 3/1/2029 555,000 551,204
5.00%, 3/1/2031 300,000 295,965
1,084,981
Road & Rail 0.0%
†
Uber Technologies, Inc.,
7.50%, 9/15/2027(b) 250,000 266,200
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.
1.70%, 10/1/2028 130,000 125,711
2.10%, 10/1/2031 105,000 101,589
Broadcom Corp., 3.88%,
1/15/2027 1,000,000 1,054,433
Broadcom, Inc.
3.15%, 11/15/2025 1,000,000 1,028,567
1.95%, 2/15/2028(b) 1,000,000 954,029
4.75%, 4/15/2029 1,000,000 1,100,817
4.15%, 11/15/2030 300,000 319,216
Micron Technology, Inc.,
5.33%, 2/6/2029 250,000 284,855
Xilinx, Inc., 2.38%,
6/1/2030 550,000 535,557
5,504,774
Software 1.8%
Adobe, Inc., 2.30%,
2/1/2030 650,000 641,857
Elastic NV, 4.13%,
7/15/2029(b) 30,000 28,050
Fortinet, Inc.
1.00%, 3/15/2026 1,000,000 950,389
2.20%, 3/15/2031 930,000 877,906
Intuit, Inc., 1.65%,
7/15/2030 1,250,000 1,164,366
Oracle Corp.
1.65%, 3/25/2026 1,250,000 1,208,733
2.30%, 3/25/2028 1,200,000 1,159,508
3.25%, 5/15/2030 300,000 300,540
ServiceNow , Inc., 1.40%,
9/1/2030 3,400,000 3,035,905
VMware, Inc., 4.70%,
5/15/2030 35,000 39,220
ZoomInfo Technologies
LLC, 3.88%, 2/1/2029(b) 300,000 282,375
9,688,849
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail 0.2%
Abercrombie & Fitch
Management Co.,
8.75%, 7/15/2025(b) 500,000 531,875
AutoNation, Inc., 1.95%,
8/1/2028 220,000 209,646
Bath & Body Works, Inc.,
6.63%, 10/1/2030(b) 350,000 375,617
1,117,138
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc., 1.40%,
8/5/2028 160,000 152,108
Dell International LLC
5.85%, 7/15/2025 500,000 555,664
6.10%, 7/15/2027 2,000,000 2,345,113
5.30%, 10/1/2029 1,000,000 1,146,509
6.20%, 7/15/2030 750,000 910,860
HP, Inc.
3.00%, 6/17/2027 1,000,000 1,024,341
3.40%, 6/17/2030 700,000 716,282
2.65%, 6/17/2031 500,000 477,354
NetApp, Inc., 1.88%,
6/22/2025 500,000 493,827
7,822,058
Textiles, Apparel & Luxury Goods 0.0%
†
Michael Kors USA, Inc.,
4.50%, 11/1/2024(b)(d) 100,000 102,625
Thrifts & Mortgage Finance 0.4%
Ladder Capital Finance
Holdings LLLP, 4.75%,
6/15/2029(b) 600,000 587,196
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(b) 250,000 259,345
5.75%, 11/15/2031(b) 600,000 580,194
PennyMac Financial
Services, Inc., 5.75%,
9/15/2031(b) 800,000 764,864
2,191,599
Tobacco 0.4%
Altria Group, Inc.
2.35%, 5/6/2025 300,000 302,080
3.40%, 5/6/2030 300,000 301,346
2.45%, 2/4/2032 450,000 409,190
Philip Morris International,
Inc.
0.88%, 5/1/2026 450,000 426,966
2.10%, 5/1/2030 200,000 191,319
1.75%, 11/1/2030 530,000 489,398
Vector Group Ltd., 5.75%,
2/1/2029(b) 250,000 231,045
2,351,344
Trading Companies & Distributors 0.4%
Air Lease Corp., 2.20%,
1/15/2027 165,000 160,260

84 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Trading Companies & Distributors
Aircastle Ltd., 4.25%,
6/15/2026 100,000 104,978
Beacon Roofing
Supply, Inc., 4.50%,
11/15/2026(b) 500,000 508,740
Boise Cascade Co.,
4.88%, 7/1/2030(b) 300,000 312,000
Fortress Transportation
and Infrastructure
Investors LLC, 6.50%,
10/1/2025(b) 250,000 256,808
Herc Holdings, Inc.,
5.50%, 7/15/2027(b) 500,000 514,485
WESCO Distribution, Inc.,
7.25%, 6/15/2028(b) 200,000 214,500
2,071,771
Water Utilities 0.0%
†
American Water Capital
Corp., 2.95%, 9/1/2027 100,000 103,026
Essential Utilities, Inc.,
2.70%, 4/15/2030 50,000 49,614
152,640
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.
3.50%, 4/15/2025 250,000 259,428
3.88%, 4/15/2030 200,000 209,624
469,052
199,141,883
Total Corporate Bonds
(cost $223,470,013) 217,345,504
Municipal Bonds 0.2%
CALIFORNIA 0.1%
Los Angeles Community
College District,
GO, 1.81%, 8/1/2030 200,000 192,390
State of California,
GO, 1.75%, 11/1/2030 300,000 285,198
University of California,
RB, 1.61%, 5/15/2030 200,000 188,622
666,210
FLORIDA 0.0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 73,067
MASSACHUSETTS 0.0%
†
Commonwealth of
Massachusetts,
GO, 4.91%, 5/1/2029 100,000 117,208
Municipal Bonds
Principal
Amount ($) Value ($)
TEXAS 0.1%
Texas Transportation
Commission, RB,
Series B,5.18%,
4/1/2030 350,000 409,356
Total Municipal Bonds
(cost $1,304,325) 1,265,841
Mortgage-Backed Securities 29.5%
FHLMC UMBS Pool
Pool# RA3986
2.50%, 11/1/2050 1,709,627 1,708,266
Pool# SD7536
2.50%, 2/1/2051 1,763,145 1,770,785
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 1,425,569 1,480,457
Pool# CA9152
2.50%, 2/1/2036 2,800,982 2,870,273
Pool# FS0146
3.50%, 9/1/2043 1,960,998 2,083,861
Pool# BE3774
4.00%, 7/1/2047 1,185,024 1,264,381
Pool# CA2471
4.00%, 10/1/2048 1,121,392 1,188,246
Pool# MA3692
3.50%, 7/1/2049 4,039,223 4,218,212
Pool# FM2363
3.00%, 1/1/2050 1,036,207 1,071,489
Pool# CA6020
3.00%, 6/1/2050 2,167,656 2,218,198
Pool# CA7404
4.00%, 10/1/2050 5,395,124 5,725,445
Pool# CA9190
2.00%, 2/1/2051 3,273,399 3,198,275
Pool# FM6554
2.00%, 3/1/2051 1,407,833 1,375,433
Pool# FM6834
2.00%, 4/1/2051 641,028 626,281
Pool# BR7647
2.00%, 4/1/2051 87,308 85,259
Pool# FM8057
3.00%, 7/1/2051 4,758,088 4,926,415
Pool# MA4398
2.00%, 8/1/2051 7,703,300 7,520,416
Pool# MA4400
3.00%, 8/1/2051 4,613,763 4,720,209
Pool# MA4437
2.00%, 10/1/2051 1,130,481 1,103,222
Pool# FM8997
2.50%, 10/1/2051 9,758,243 9,758,649
Pool# FM9450
2.00%, 11/1/2051 177,473 173,596
Pool# FM9578
2.00%, 12/1/2051 33,843 33,032
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA
1.50%, 2/25/2037 5,100,000 5,018,619
2.00%, 2/25/2037 8,800,000 8,841,078

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 85
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA (continued)
2.50%, 2/25/2037 1,700,000 1,737,155
3.00%, 2/25/2037 2,900,000 3,002,883
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
1.50%, 2/25/2052 2,900,000 2,743,219
2.00%, 2/25/2052 10,227,143 9,969,867
2.50%, 2/25/2052 10,525,000 10,506,910
3.50%, 2/25/2052 2,725,000 2,839,109
4.00%, 2/25/2052 950,000 1,003,660
1.50%, 3/25/2052 525,000 495,774
2.00%, 3/25/2052 800,000 778,153
3.50%, 3/25/2052 1,375,000 1,428,711
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 535,957 556,432
Pool# AC0071
3.50%, 10/20/2042 782,644 821,330
Pool# MA2600
3.00%, 2/20/2045 602,875 625,772
Pool# MA2825
3.00%, 5/20/2045 442,597 459,463
Pool# MA4509
3.00%, 6/20/2047 572,290 592,213
Pool# MA4718
3.00%, 9/20/2047 533,964 551,361
Pool# MA4719
3.50%, 9/20/2047 2,164,513 2,271,624
Pool# MA6409
3.00%, 1/20/2050 228,547 234,252
Pool# MA6710
3.00%, 6/20/2050 1,239,570 1,271,937
Pool# MA7766
2.00%, 12/20/2051 23,008,356 22,774,793
Pool# MA7767
2.50%, 12/20/2051 3,064,458 3,087,661
GNMA TBA
1.50%, 2/15/2052 1,000,000 951,562
2.50%, 2/15/2052 3,175,000 3,194,844
3.00%, 2/15/2052 4,550,000 4,657,351
3.50%, 2/15/2052 1,000,000 1,035,625
4.00%, 2/15/2052 6,825,000 7,134,791
Total Mortgage-Backed Securities
(cost $159,715,696) 157,706,549
Foreign Government Securities 0.6%
CANADA 0.1%
Province of Alberta,
1.30%, 7/22/2030 60,000 55,998
Province of British
Columbia, 1.30%,
1/29/2031 25,000 23,552
Province of Ontario
0.63%, 1/21/2026 50,000 47,889
2.30%, 6/15/2026 45,000 45,931
1.05%, 5/21/2027 25,000 23,946
2.00%, 10/2/2029 25,000 24,888
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Ontario
1.13%, 10/7/2030 40,000 36,918
Province of Quebec
0.60%, 7/23/2025 50,000 48,217
2.50%, 4/20/2026 50,000 51,551
2.75%, 4/12/2027 25,000 26,124
385,014
CHILE 0.0%
†
Republic of Chile, 3.24%,
2/6/2028 250,000 257,952
INDONESIA 0.1%
Republic of Indonesia,
4.10%, 4/24/2028 300,000 325,580
ISRAEL 0.0%
†
State of Israel Government
Bond, 2.75%, 7/3/2030 300,000 309,375
ITALY 0.0%
†
Italian Republic
Government Bond,
2.88%, 10/17/2029 300,000 299,664
MEXICO 0.1%
United Mexican States,
3.75%, 1/11/2028 300,000 315,555
PANAMA 0.1%
Republic of Panama,
8.88%, 9/30/2027 300,000 395,154
PERU 0.0%
†
Republic of Peru, 2.78%,
1/23/2031 200,000 193,272
PHILIPPINES 0.1%
Republic of Philippines,
5.50%, 3/30/2026 350,000 397,945
URUGUAY 0.1%
Oriental Republic of
Uruguay
4.38%, 10/27/2027 250,000 274,740
4.38%, 1/23/2031 250,000 280,450
555,190
Total Foreign Government Securities
(cost $3,504,537) 3,434,701
Supranational 0.4%
Asian Development Bank,
0.63%, 4/29/2025 1,000,000 972,755
European Investment
Bank, 1.63%, 3/14/2025 1,000,000 1,002,399
Total Supranational
(cost $2,028,466) 1,975,154
U.S. Treasury Obligations 29.4%
U.S. Treasury Bonds
5.00%, 5/15/2037 1,000,000 1,409,922
1.88%, 2/15/2041 24,900,000 23,735,731

86 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
(continued)
2.75%, 11/15/2042 6,500,000 7,122,578
3.00%, 5/15/2045 11,000,000 12,631,094
3.00%, 2/15/2047 5,434,700 6,313,168
1.63%, 11/15/2050 7,000,000 6,247,773
57,460,266
U.S. Treasury Notes
1.63%, 5/15/2031 31,000,000 30,627,031
1.25%, 8/15/2031 72,000,000 68,703,750
Total U.S. Treasury Obligations
(cost $160,470,406) 156,791,047
  TBA Sale Commitments   (2.0)%
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA 3.00%, 2/25/2052 (2,425,000) (2,477,289)
GNMA TBA 2.00%,
2/15/2052 (8,200,000) (8,106,469)
Total Mortgage-Backed Securities
(cost $(10,603,527)) (10,583,758)
Total Investments
(cost $550,885,317) — 100.8% 538,684,483
Liabilities in excess of other assets — (0.8)% (4,537,513)
NET ASSETS — 100.0%
$ 534,146,970
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $45,914,982 which represents 8.60% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 87
Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2022 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 1.13% annually Rec 3/16/2027 USD 590,000 – 10,452 10,452
1 Day SOFR annually 1.27% annually Rec 3/16/2027 USD 690,000 – 7,474 7,474
1 Day SOFR annually 1.41% annually Rec 3/16/2027 USD 300,000 – 1,309 1,309
1 Day SOFR annually 1.44% annually Rec 3/16/2027 USD 230,000 – 668 668
1 Day SONIA annually 1% annually Rec 3/16/2027 GBP 530,000 – 11,899 11,899
1 Day SONIA annually 1.01% annually Rec 3/16/2027 GBP 390,000 – 8,562 8,562
1 Day SONIA annually 1.03% annually Rec 3/16/2027 GBP 480,000 (452) 10,217 9,765
1 Day SONIA annually 1.04% annually Rec 3/16/2027 GBP 160,000 – 3,211 3,211
1 Day SONIA annually 1.08% annually Rec 3/16/2027 GBP 310,000 – 5,400 5,400
1 Day SONIA annually 1.21% annually Rec 3/16/2027 GBP 270,000 – 2,367 2,367
1 Month TIIE monthly 7.15% monthly Rec 3/10/2027 MXN 5,720,000 – 4,145 4,145
1 Month TIIE monthly 7.31% monthly Rec 3/10/2027 MXN 5,790,000 – 2,293 2,293
1 Month TIIE monthly 7.37% monthly Rec 3/10/2027 MXN 5,540,000 – 1,549 1,549
1 Month TIIE monthly 7.37% monthly Rec 3/10/2027 MXN 6,130,000 – 1,621 1,621
1 Month TIIE monthly 7.39% monthly Rec 3/10/2027 MXN 5,260,000 – 1,205 1,205
3 Month BA
semi-annually
1.42%
semi-annually Rec 3/16/2027 CAD 740,000 – 20,425 20,425
3 Month BA
semi-annually
1.43%
semi-annually Rec 3/16/2027 CAD 820,000 – 22,156 22,156
3 Month BA
semi-annually
1.43%
semi-annually Rec 3/16/2027 CAD 1,090,000 – 29,452 29,452
3 Month BA
semi-annually
1.44%
semi-annually Rec 3/16/2027 CAD 1,280,000 – 34,321 34,321
3 Month BA
semi-annually
1.45%
semi-annually Rec 3/16/2027 CAD 500,000 – 13,304 13,304
3 Month BA
semi-annually
1.7%
semi-annually Rec 3/16/2027 CAD 750,000 – 12,782 12,782
3 Month BA
semi-annually
1.81%
semi-annually Rec 3/16/2027 CAD 3,710,000 – 47,367 47,367
3 Month BA
semi-annually
1.88%
semi-annually Rec 3/16/2027 CAD 340,000 – 3,550 3,550
3 Month BA
semi-annually
1.97%
semi-annually Rec 3/16/2027 CAD 350,000 – 2,362 2,362
3 Month BA
semi-annually
1.97%
semi-annually Rec 3/16/2027 CAD 690,000 – 4,902 4,902
3 Month BA
semi-annually
1.99%
semi-annually Rec 3/16/2027 CAD 570,000 – 3,429 3,429
3 Month BA
semi-annually
2.03%
semi-annually Rec 3/16/2027 CAD 630,000 – 3,010 3,010
6 Month WIBOR
semi-annually
2.69% annually
Rec 3/16/2027 PLN 1,600,000 – 27,121 27,121
6 Month WIBOR
semi-annually
2.74% annually
Rec 3/16/2027 PLN 1,580,000 – 25,926 25,926
6 Month WIBOR
semi-annually
2.81% annually
Rec 3/16/2027 PLN 1,490,000 – 23,319 23,319
6 Month WIBOR
semi-annually
2.98% annually
Rec 3/16/2027 PLN 860,000 – 11,865 11,865
6 Month WIBOR
semi-annually
3.12% annually
Rec 3/16/2027 PLN 1,050,000 – 12,893 12,893
6 Month WIBOR
semi-annually
3.14% annually
Rec 3/16/2027 PLN 837,500 – 10,148 10,148
6 Month WIBOR
semi-annually
3.18% annually
Rec 3/16/2027 PLN 412,500 – 4,797 4,797
6 Month WIBOR
semi-annually
3.22% annually
Rec 3/16/2027 PLN 1,420,000 – 15,944 15,944

88 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month WIBOR
semi-annually
3.22% annually
Rec 3/16/2027 PLN 1,780,000 – 19,870 19,870
6 Month WIBOR
semi-annually
3.33% annually
Rec 3/16/2027 PLN 1,220,000 – 12,204 12,204
6 Month WIBOR
semi-annually
3.36% annually
Rec 3/16/2027 PLN 1,080,000 – 10,452 10,452
6 Month WIBOR
semi-annually
3.67% annually
Rec 3/16/2027 PLN 6,240,000 – 39,424 39,424
6 Month WIBOR
semi-annually
4.11% annually
Rec 3/16/2027 PLN 1,400,000 – 2,244 2,244
6 Month WIBOR
semi-annually
4.12% annually
Rec 3/16/2027 PLN 580,000 – 810 810
(452) 486,449 485,997
1 Day SORA
semi-annually
0.84%
semi-annually Pay 3/16/2027 SGD 160,554 – (3,818) (3,818)
1 Day SORA
semi-annually
1.19%
semi-annually Pay 3/16/2027 SGD 440,000 – (4,943) (4,943)
1 Day SORA
semi-annually
1.21%
semi-annually Pay 3/16/2027 SGD 4,440,000 – (47,104) (47,104)
1 Day SORA
semi-annually
1.21%
semi-annually Pay 3/16/2027 SGD 183,195 – (1,953) (1,953)
1 Day SORA
semi-annually
1.22%
semi-annually Pay 3/16/2027 SGD 223,905 – (2,276) (2,276)
1 Day SORA
semi-annually
1.23%
semi-annually Pay 3/16/2027 SGD 182,900 – (1,774) (1,774)
1 Day SORA
semi-annually
1.31%
semi-annually Pay 3/16/2027 SGD 790,000 – (5,491) (5,491)
1 Day SORA
semi-annually
1.31%
semi-annually Pay 3/16/2027 SGD 650,000 – (4,634) (4,634)
1 Day SORA
semi-annually
1.31%
semi-annually Pay 3/16/2027 SGD 360,000 – (2,451) (2,451)
1 Day SORA
semi-annually
1.32%
semi-annually Pay 3/16/2027 SGD 273,600 – (1,843) (1,843)
1 Day SORA
semi-annually
1.32%
semi-annually Pay 3/16/2027 SGD 486,400 – (3,259) (3,259)
1 Day SORA
semi-annually
1.34%
semi-annually Pay 3/16/2027 SGD 200,000 – (1,205) (1,205)
1 Day SORA
semi-annually
1.35%
semi-annually Pay 3/16/2027 SGD 210,000 – (1,175) (1,175)
1 Day SORA
semi-annually
1.36%
semi-annually Pay 3/16/2027 SGD 290,000 – (1,529) (1,529)
1 Day SORA
semi-annually
1.36%
semi-annually Pay 3/16/2027 SGD 630,000 – (3,232) (3,232)
1 Day SORA
semi-annually
1.37%
semi-annually Pay 3/16/2027 SGD 490,000 – (2,444) (2,444)
1 Day SORA
semi-annually
1.37%
semi-annually Pay 3/16/2027 SGD 490,000 – (2,339) (2,339)
1 Day SORA
semi-annually
1.42%
semi-annually Pay 3/16/2027 SGD 470,000 – (1,472) (1,472)
1 Day SORA
semi-annually
1.46%
semi-annually Pay 3/16/2027 SGD 541,200 – (845) (845)
1 Day SORA
semi-annually
1.48%
semi-annually Pay 3/16/2027 SGD 97,800 – (104) (104)
1 Day SORA
semi-annually
1.49%
semi-annually Pay 3/16/2027 SGD 118,800 – (71) (71)
1 Day SORA
semi-annually
1.49%
semi-annually Pay 3/16/2027 SGD 202,200 – (85) (85)
1 Month TIIE monthly 7.51% monthly Rec 3/10/2027 MXN 6,270,000 – (86) (86)
1 Month TIIE monthly 7.56% monthly Rec 3/10/2027 MXN 4,930,000 – (516) (516)

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 89
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month TIIE monthly 7.61% monthly Rec 3/10/2027 MXN 5,660,000 – (1,165) (1,165)
1 Month TIIE monthly 7.79% monthly Rec 3/10/2027 MXN 5,730,000 – (3,324) (3,324)
3 Month HIBOR
quarterly
1.28% quarterly
Pay 3/16/2027 HKD 9,800,000 – (28,325) (28,325)
3 Month HIBOR
quarterly
1.31% quarterly
Pay 3/16/2027 HKD 9,790,000 – (26,624) (26,624)
3 Month HIBOR
quarterly
1.44% quarterly
Pay 3/16/2027 HKD 1,808,800 – (3,403) (3,403)
3 Month HIBOR
quarterly
1.44% quarterly
Pay 3/16/2027 HKD 851,200 – (1,604) (1,604)
3 Month HIBOR
quarterly
1.46% quarterly
Pay 3/16/2027 HKD 3,840,000 – (6,746) (6,746)
3 Month HIBOR
quarterly
1.48% quarterly
Pay 3/16/2027 HKD 2,600,000 – (4,245) (4,245)
3 Month HIBOR
quarterly
1.48% quarterly
Pay 3/16/2027 HKD 3,140,000 – (5,175) (5,175)
3 Month HIBOR
quarterly
1.49% quarterly
Pay 3/16/2027 HKD 2,160,000 – (3,459) (3,459)
3 Month HIBOR
quarterly
1.51% quarterly
Pay 3/16/2027 HKD 2,400,000 – (3,583) (3,583)
3 Month HIBOR
quarterly
1.53% quarterly
Pay 3/16/2027 HKD 2,690,000 – (3,682) (3,682)
3 Month HIBOR
quarterly
1.61% quarterly
Pay 3/16/2027 HKD 2,210,000 – (1,817) (1,817)
3 Month HIBOR
quarterly
1.73% quarterly
Pay 3/16/2027 HKD 1,890,000 – (181) (181)
3 Month HIBOR
quarterly
1.73% quarterly
Pay 3/16/2027 HKD 1,110,000 – (141) (141)
3 Month JIBAR
quarterly
6.75% quarterly
Pay 3/16/2027 ZAR 4,390,000 – (907) (907)
3 Month STIBOR
quarterly
0.59% annually
Pay 3/16/2027 SEK 4,410,000 – (8,429) (8,429)
3 Month STIBOR
quarterly
0.59% annually
Pay 3/16/2027 SEK 3,930,000 – (7,657) (7,657)
3 Month STIBOR
quarterly
0.6% annually
Pay 3/16/2027 SEK 4,380,000 – (8,117) (8,117)
3 Month STIBOR
quarterly
0.61% annually
Pay 3/16/2027 SEK 5,500,000 – (10,047) (10,047)
3 Month STIBOR
quarterly
0.62% annually
Pay 3/16/2027 SEK 2,270,000 – (4,051) (4,051)
3 Month STIBOR
quarterly
0.62% annually
Pay 3/16/2027 SEK 3,100,000 – (5,466) (5,466)
3 Month STIBOR
quarterly
0.62% annually
Pay 3/16/2027 SEK 5,650,000 703 (10,715) (10,012)
3 Month STIBOR
quarterly
0.63% annually
Pay 3/16/2027 SEK 23,090,000 – (39,126) (39,126)
3 Month STIBOR
quarterly
0.63% annually
Pay 3/16/2027 SEK 2,370,000 160 (4,163) (4,003)
3 Month STIBOR
quarterly
0.68% annually
Pay 3/16/2027 SEK 3,190,000 – (4,545) (4,545)
3 Month STIBOR
quarterly
0.68% annually
Pay 3/16/2027 SEK 4,670,000 135 (6,839) (6,704)
3 Month STIBOR
quarterly
0.7% annually
Pay 3/16/2027 SEK 3,820,000 – (5,120) (5,120)
3 Month STIBOR
quarterly
0.71% annually
Pay 3/16/2027 SEK 2,520,000 – (3,258) (3,258)
3 Month STIBOR
quarterly
0.72% annually
Pay 3/16/2027 SEK 1,760,000 62 (2,247) (2,185)
3 Month STIBOR
quarterly
0.75% annually
Pay 3/16/2027 SEK 2,790,000 – (3,039) (3,039)

90 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month STIBOR
quarterly
0.78% annually
Pay 3/16/2027 SEK 3,040,000 – (2,740) (2,740)
3 Month STIBOR
quarterly
0.81% annually
Pay 3/16/2027 SEK 4,900,000 – (3,692) (3,692)
3 Month STIBOR
quarterly
0.85% annually
Pay 3/16/2027 SEK 3,860,000 – (2,153) (2,153)
3 Month STIBOR
quarterly
0.88% annually
Pay 3/16/2027 SEK 4,700,000 – (1,926) (1,926)
3 Month STIBOR
quarterly
0.89% annually
Pay 3/16/2027 SEK 2,410,000 (797) – (797)
3 Month STIBOR
quarterly
0.91% annually
Pay 3/16/2027 SEK 3,040,000 – (715) (715)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 200,000 – (4,231) (4,231)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 200,000 – (4,234) (4,234)
6 Month BBR
semi-annually
1.36%
semi-annually Pay 3/16/2027 AUD 120,000 – (2,543) (2,543)
6 Month BBR
semi-annually
1.39%
semi-annually Pay 3/16/2027 AUD 170,000 – (3,457) (3,457)
6 Month BBR
semi-annually
1.46%
semi-annually Pay 3/16/2027 AUD 860,000 – (15,260) (15,260)
6 Month BBR
semi-annually
1.53%
semi-annually Pay 3/16/2027 AUD 630,000 – (9,679) (9,679)
6 Month BBR
semi-annually
1.54%
semi-annually Pay 3/16/2027 AUD 570,000 – (8,645) (8,645)
6 Month BBR
semi-annually
1.71%
semi-annually Pay 3/16/2027 AUD 470,000 – (4,299) (4,299)
6 Month BBR
semi-annually
1.75%
semi-annually Pay 3/16/2027 AUD 340,000 – (2,751) (2,751)
6 Month BBR
semi-annually
1.76%
semi-annually Pay 3/16/2027 AUD 330,000 – (2,530) (2,530)
6 Month BBR
semi-annually
1.87%
semi-annually Pay 3/16/2027 AUD 420,000 – (1,577) (1,577)
6 Month BBR
semi-annually
1.87%
semi-annually Pay 3/16/2027 AUD 340,000 – (1,363) (1,363)
6 Month EURIBOR
semi-annually
0.06% annually
Pay 3/16/2027 EUR 1,680,000 – (18,761) (18,761)
6 Month EURIBOR
semi-annually
-0.09% annually
Pay 3/16/2027 EUR 290,000 – (5,654) (5,654)
6 Month EURIBOR
semi-annually
-0.06% annually
Pay 3/16/2027 EUR 550,000 – (9,809) (9,809)
6 Month EURIBOR
semi-annually
0.07% annually
Pay 3/16/2027 EUR 1,740,000 – (18,892) (18,892)
6 Month EURIBOR
semi-annually
-0.09% annually
Pay 3/16/2027 EUR 2,520,000 (986) (48,305) (49,291)
6 Month EURIBOR
semi-annually
-0.09% annually
Pay 3/16/2027 EUR 310,000 – (6,157) (6,157)
6 Month EURIBOR
semi-annually
-0.09% annually
Pay 3/16/2027 EUR 270,000 – (5,317) (5,317)
6 Month EURIBOR
semi-annually
0.1% annually
Pay 3/16/2027 EUR 630,000 – (5,741) (5,741)
6 Month EURIBOR
semi-annually
-0.1% annually
Pay 3/16/2027 EUR 740,000 – (14,822) (14,822)
6 Month EURIBOR
semi-annually
-0.1% annually
Pay 3/16/2027 EUR 550,000 – (11,109) (11,109)

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 91
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
-0.1% annually
Pay 3/16/2027 EUR 290,000 – (5,931) (5,931)
(723) (534,142) (534,865)
(1,175) (47,693) (48,868)
– – –
Abbreviation :
BA Banker Acceptance Rate
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Agreed Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
TIIE Interbank Equilibrium Interest Rate
WIBOR Warsaw Interbank Offered Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
HKD Hong Kong dollar
MXN Mexican peso
PLN Polish zloty
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
ZAR South African rand
OTC Interest rate swap contracts outstanding as of January 31, 2022 :
Floating Rate Index1 Fixed Rate
Pay/
Receive
Floating
Rate Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month CD_KSDA
quarterly
1.79%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
523,900,000 – 9,695 9,695
3 Month CD_KSDA
quarterly
1.82%
quarterly
Rec Morgan
Stanley Co.,
Inc. 3/16/2027
KRW
3,829,370,000 – 66,587 66,587
3 Month CD_KSDA
quarterly
1.85%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
640,350,000 – 10,266 10,266
3 Month CD_KSDA
quarterly
1.86%
quarterly
Rec Citigroup
Global
Markets 3/16/2027
KRW
298,180,000 – 4,709 4,709
3 Month CD_KSDA
quarterly
1.87%
quarterly
Rec Citigroup
Global
Markets 3/16/2027
KRW
683,440,000 – 10,657 10,657
3 Month CD_KSDA
quarterly
1.89%
quarterly
Rec Citigroup
Global
Markets 3/16/2027
KRW
334,960,000 – 4,922 4,922
3 Month CD_KSDA
quarterly
2.05%
quarterly
Rec BNP Paribas
3/16/2027
KRW
480,017,340 – 3,941 3,941
3 Month CD_KSDA
quarterly
2.05%
quarterly
Rec JPM Chase
3/16/2027
KRW
300,498,660 – 2,527 2,527
3 Month CD_KSDA
quarterly
2.07%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
804,389,400 – 6,123 6,123
3 Month CD_KSDA
quarterly
2.11%
quarterly
Rec Bank of
America NA 3/16/2027
KRW
685,220,600 – 4,012 4,012
3 Month CD_KSDA
quarterly
2.12%
quarterly
Rec BNP Paribas
3/16/2027
KRW
395,860,000 – 2,105 2,105
– 125,544 125,544
– 125,544 125,544
As of January 31, 2022, the Fund had $575,231 segregated as collateral for interest rate swap contracts.
Abbreviation :
KSDA Certificate of Deposit 91-day Korean Bond Rate
Currency:
KRW South Korean won

92 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
Forward Foreign Currency Contracts outstanding as of January 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 530,567 GBP 400,000 JPMorgan Chase Bank 3/16/2022 (7,258)
Net unrealized depreciation (7,258)
Currency:
GBP British pound
USD United States dollar
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 10 Year Bond 110 3/2022 AUD 10,656,507 (155,776)
Euro-Bund 97 3/2022 EUR 18,428,703 (495,595)
U.S. Treasury 10 Year Note 128 3/2022 USD 16,380,000 (2,339)
U.S. Treasury Ultra Bond 70 3/2022 USD 13,225,625 3,724
(649,986)
Short Contracts
Canada 10 Year Bond (224) 3/2022 CAD (24,511,977) 65,630
Long Gilt (224) 3/2022 GBP (36,741,377) 939,066
U.S. Treasury 2 Year Note (6) 3/2022 USD (1,299,938) 10,366
U.S. Treasury 5 Year Note (159) 3/2022 USD (18,953,297) (9,902)
U.S. Treasury 10 Year Ultra Note (3) 3/2022 USD (428,484) (988)
U.S. Treasury Long Bond (35) 3/2022 USD (5,446,875) 25,270
1,029,442
379,456
As of January 31, 2022, the Fund had $2,021,000 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 93
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

94 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,206,370 $ – $ 1,206,370
Commercial Mortgage-Backed Securities – 9,543,075 – 9,543,075
Corporate Bonds – 217,345,504 – 217,345,504
Foreign Government Securities – 3,434,701 – 3,434,701
Futures Contracts 1,044,056 – – 1,044,056
Interest Rate Swaps* – 611,993 – 611,993
Mortgage-Backed Securities – 157,706,549 – 157,706,549
Municipal Bonds – 1,265,841 – 1,265,841
Supranational – 1,975,154 – 1,975,154
U.S. Treasury Obligations – 156,791,047 – 156,791,047
Total Assets $ 1,044,056 $ 549,880,234 $ – $ 550,924,290
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contract $ – $ (7,258) $ – $ (7,258)
Futures Contracts (664,600) – – (664,600)
Interest Rate Swaps* – (534,142) – (534,142)
Mortgage-Backed Securities $ – $ (10,583,758) $ – $ (10,583,758)
Total Liabilities $ (664,600) $ (11,125,158) $ – $ (11,789,758)
Total $ 379,456 $ 538,755,076 $ – $ 539,134,532
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

Nationwide Bond Portfolio - January 31, 2022 (Unaudited) - Statement of Investments - 95
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.

96 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Swap Contracts(a)
Interest rate risk Unrealized appreciation on centrally clear swap contracts $ 125,544
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 486,449
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,044,056
Total $ 1,656,049
Liabilities:
Swap Contracts(a)
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts (534,142)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (7,258)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (664,600)
Total $ (1,206,000)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Geneva Small Cap Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 98.1%
Shares Value ($)
Airlines 1.6%
Allegiant Travel Co.* 131,327 23,462,882
Auto Components 4.8%
Dorman Products, Inc.* 184,921 17,314,153
Fox Factory Holding Corp.* 403,526 53,697,205
71,011,358
Banks 1.1%
Pacific Premier Bancorp, Inc. 417,163 15,956,485
Building Products 4.3%
AAON, Inc. 391,253 25,138,005
Trex Co., Inc.* 415,254 37,983,284
63,121,289
Chemicals 2.4%
Balchem Corp. 237,425 34,887,229
Construction & Engineering 1.6%
Construction Partners, Inc.,
Class A* 876,193 22,991,304
Diversified Consumer Services 1.8%
Bright Horizons Family
Solutions, Inc.* 210,423 27,020,417
Electronic Equipment, Instruments & Components 5.1%
ePlus , Inc.* 430,937 19,810,174
Novanta , Inc.* 196,104 27,081,962
Rogers Corp.* 104,052 28,400,994
75,293,130
Food Products 1.6%
J & J Snack Foods Corp. 153,283 23,251,498
Health Care Equipment & Supplies 9.7%
BioLife Solutions, Inc.* 555,854 16,586,683
Globus Medical, Inc., Class A* 451,802 30,148,747
LeMaitre Vascular, Inc. 321,021 13,582,399
Masimo Corp.* 128,463 28,245,160
Neogen Corp.* 584,765 21,326,380
STAAR Surgical Co.* 337,113 24,514,857
Tactile Systems Technology,
Inc.* 516,170 8,140,001
142,544,227
Health Care Providers & Services 3.5%
HealthEquity , Inc.* 290,610 15,530,198
LHC Group, Inc.* 214,787 26,655,067
PetIQ , Inc.*(a) 467,621 9,558,173
51,743,438
Health Care Technology 6.3%
Omnicell , Inc.* 311,202 46,723,868
Vocera Communications, Inc.* 580,077 45,831,884
92,555,752
Hotels, Restaurants & Leisure 1.7%
Texas Roadhouse, Inc. 289,928 24,756,952
Household Products 1.0%
WD-40 Co. 64,368 14,306,432
Insurance 3.8%
Kinsale Capital Group, Inc. 242,061 48,489,660
Palomar Holdings, Inc.* 124,099 6,546,222
55,035,882
Common Stocks
Shares Value ($)
IT Services 6.3%
Evo Payments, Inc., Class A* 696,727 16,805,055
ExlService Holdings, Inc.* 275,882 33,249,299
I3 Verticals, Inc., Class A* 663,179 15,345,962
Perficient , Inc.* 259,380 27,188,212
92,588,528
Life Sciences Tools & Services 2.3%
Bio- Techne Corp. 90,551 34,084,302
Machinery 6.9%
Barnes Group, Inc. 235,652 10,644,401
Donaldson Co., Inc. 258,153 14,368,796
ESCO Technologies, Inc. 310,929 24,805,916
Evoqua Water Technologies
Corp.* 403,799 16,353,859
RBC Bearings, Inc.* 195,149 35,218,540
101,391,512
Media 0.5%
TechTarget , Inc.* 93,142 7,725,197
Multiline Retail 1.1%
Ollie's Bargain Outlet
Holdings, Inc.* 331,385 15,886,597
Professional Services 2.9%
Exponent, Inc. 451,666 42,899,237
Road & Rail 1.3%
Marten Transport Ltd. 1,183,850 19,758,457
Semiconductors & Semiconductor Equipment 5.4%
Azenta , Inc. 270,563 22,819,283
Onto Innovation, Inc.* 442,256 40,484,114
Semtech Corp.* 226,515 16,105,217
79,408,614
Software 17.7%
Alarm.com Holdings, Inc.* 458,893 34,219,651
Blackbaud , Inc.* 256,380 17,469,733
Blackline, Inc.* 303,429 27,876,022
Bottomline Technologies DE,
Inc.* 367,660 20,732,347
Cerence , Inc.* 250,380 15,896,626
Descartes Systems Group,
Inc. (The)* 471,712 34,326,482
Envestnet , Inc.* 386,207 28,556,146
Fair Isaac Corp.* 94,097 46,577,074
Q2 Holdings, Inc.* 277,654 18,116,924
Tyler Technologies, Inc.* 34,502 16,347,048
260,118,053
Thrifts & Mortgage Finance 1.2%
Axos Financial, Inc.* 342,977 17,663,315
Trading Companies & Distributors 2.2%
SiteOne Landscape Supply,
Inc.* 181,785 32,743,114
Total Common Stocks
(cost $878,744,413) 1,442,205,201

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 3,308,000 3,308,000
Total Short-Term Investment
(cost $3,308,000) 3,308,000
Total Investments
(cost $882,052,413) — 98.3% 1,445,513,201
Other assets in excess of liabilities — 1.7% 24,284,934
NET ASSETS — 100.0%
$ 1,469,798,135
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $3,380,776, which was collateralized
by cash used to purchase a money market fund with a value
of $3,308,000.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $3,308,000.

Nationwide Geneva Small Cap Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,442,205,201 $ – $ – $ 1,442,205,201
Short-Term Investment 3,308,000 – – 3,308,000
Total $ 1,445,513,201 $ – $ – $ 1,445,513,201
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide AllianzGI International Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Common Stocks 97.5%
Shares Value ($)
ARGENTINA 4.1%
Internet & Direct Marketing Retail 4.1%
MercadoLibre, Inc. * 8,755 9,911,185
AUSTRALIA 3.9%
Biotechnology 0.7%
CSL Ltd. 9,647 1,791,576
Hotels, Restaurants & Leisure 3.2%
Domino's Pizza Enterprises
Ltd. 103,397 7,645,953
9,437,529
CANADA 7.3%
Food & Staples Retailing 2.2%
Alimentation Couche-Tard,
Inc. 130,462 5,261,996
IT Services 2.0%
Shopify, Inc., Class A * 5,032 4,852,056
Software 3.1%
Constellation Software, Inc. 4,356 7,502,505
17,616,557
CHINA 9.9%
Interactive Media & Services 4.8%
Tencent Holdings Ltd. 187,467 11,442,482
Internet & Direct Marketing Retail 5.1%
Alibaba Group Holding Ltd.,
ADR * 58,427 7,349,532
JD.com, Inc., Class A * 8,927 332,889
Prosus NV * 52,613 4,382,461
12,064,882
23,507,364
DENMARK 12.7%
Air Freight & Logistics 3.9%
DSV A/S 46,058 9,365,880
Health Care Equipment & Supplies 4.0%
Ambu A/S, Class B (a) 442,259 9,373,928
Pharmaceuticals 1.6%
Novo Nordisk A/S, Class B 39,202 3,924,453
Software 3.2%
Netcompany Group A/S Reg.
S (b) 105,739 7,751,705
30,415,966
GERMANY 9.6%
Diversified Financial Services 0.4%
GRENKE AG 31,745 996,747
Internet & Direct Marketing Retail 1.4%
Zalando SE Reg. S *(b) 42,474 3,337,244
IT Services 1.9%
Bechtle AG 76,297 4,537,242
Semiconductors & Semiconductor Equipment 4.3%
Infineon Technologies AG 256,880 10,493,304
Software 0.7%
SAP SE 13,700 1,696,202
Common Stocks
Shares Value ($)
GERMANY
Textiles, Apparel & Luxury Goods 0.9%
adidas AG 7,538 2,052,967
23,113,706
HONG KONG 2.5%
Insurance 2.5%
AIA Group Ltd. 590,231 6,130,885
INDIA 4.6%
Banks 4.6%
HDFC Bank Ltd., ADR 162,702 11,166,238
IRELAND 1.8%
Building Products 1.8%
Kingspan Group plc 45,927 4,438,742
ISRAEL 4.1%
IT Services 4.1%
Wix.com Ltd. * 75,021 9,855,509
JAPAN 1.7%
Electronic Equipment, Instruments & Components 0.7%
Keyence Corp. 3,105 1,596,783
IT Services 0.4%
BASE, Inc. *(a) 253,055 1,017,923
Trading Companies & Distributors 0.6%
MonotaRO Co. Ltd. 93,802 1,528,781
4,143,487
NETHERLANDS 10.6%
IT Services 3.3%
Adyen NV Reg. S *(b) 3,955 8,065,004
Semiconductors & Semiconductor Equipment 6.8%
ASML Holding NV 23,535 16,097,968
Software 0.5%
Topicus.com, Inc. * 14,656 1,189,290
25,352,262
NEW ZEALAND 2.4%
Air Freight & Logistics 2.4%
Mainfreight Ltd. 105,683 5,818,996
SOUTH AFRICA 1.2%
Banks 1.2%
Capitec Bank Holdings Ltd. 22,790 2,999,525
SWEDEN 9.2%
Building Products 0.6%
Assa Abloy AB, Class B 52,421 1,436,149
Chemicals 2.5%
Hexpol AB 513,445 6,131,179
Electronic Equipment, Instruments & Components 1.4%
Hexagon AB, Class B 257,569 3,480,067
Machinery 2.7%
Atlas Copco AB, Class A 65,449 3,846,655
Epiroc AB, Class A 121,307 2,578,460
6,425,115
Trading Companies & Distributors 2.0%
AddTech AB, Class B 256,895 4,772,738
22,245,248

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide AllianzGI International Growth Fund
Common Stocks
Shares Value ($)
SWITZERLAND 4.5%
Capital Markets 1.4%
Partners Group Holding AG 2,421 3,368,373
Chemicals 2.0%
Sika AG (Registered) 13,348 4,671,765
Machinery 1.1%
VAT Group AG Reg. S (b) 6,604 2,686,913
10,727,051
TAIWAN 6.0%
Entertainment 3.9%
Sea Ltd., ADR * 63,384 9,527,249
Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 40,472 4,963,081
14,490,330
UNITED KINGDOM 1.4%
Industrial Conglomerates 1.4%
DCC plc 39,374 3,305,020
Total Common Stocks
(cost $171,932,292) 234,675,600
Short-Term Investment 0.4%
Money Market Fund 0.4%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 1,039,675 1,039,675
Total Short-Term Investment
(cost $1,039,675) 1,039,675
Total Investments
(cost $172,971,967)   — 97.9% 235,715,275
Other assets in excess of liabilities — 2.1% 5,126,640
NET ASSETS — 100.0%
$ 240,841,915
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $4,930,383, which was collateralized
by cash used to purchase a money market fund with a total
value of $1,039,675 and by $4,690,549 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
2/10/2022 – 2/15/2051; a total value of $5,730,224.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $21,840,866 which represents 9.07% of net assets.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $1,039,675.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

Nationwide AllianzGI International Growth Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide AllianzGI International Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 15,184,876 $ – $ 15,184,876
Banks 11,166,238 2,999,525 – 14,165,763
Biotechnology – 1,791,576 – 1,791,576
Building Products – 5,874,891 – 5,874,891
Capital Markets – 3,368,373 – 3,368,373
Chemicals – 10,802,944 – 10,802,944
Diversified Financial Services – 996,747 – 996,747
Electronic Equipment, Instruments &
Components – 5,076,850 – 5,076,850
Entertainment 9,527,249 – – 9,527,249
Food & Staples Retailing 5,261,996 – – 5,261,996
Health Care Equipment & Supplies – 9,373,928 – 9,373,928
Hotels, Restaurants & Leisure – 7,645,953 – 7,645,953
Industrial Conglomerates – 3,305,020 – 3,305,020
Insurance – 6,130,885 – 6,130,885
Interactive Media & Services – 11,442,482 – 11,442,482
Internet & Direct Marketing Retail 17,260,717 8,052,594 – 25,313,311
IT Services 14,707,565 13,620,169 – 28,327,734
Machinery – 9,112,028 – 9,112,028
Pharmaceuticals – 3,924,453 – 3,924,453
Semiconductors & Semiconductor
Equipment 4,963,081 26,591,272 – 31,554,353
Software 8,691,795 9,447,907 – 18,139,702
Textiles, Apparel & Luxury Goods – 2,052,967 – 2,052,967
Trading Companies & Distributors – 6,301,519 – 6,301,519
Total Common Stocks $ 71,578,641 $ 163,096,959 $ – $ 234,675,600
Short-Term Investment 1,039,675 – – 1,039,675
Total $ 72,618,316 $ 163,096,959 $ – $ 235,715,275
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 5
6
Asset-Backed Security 0.1%
Principal
Amount ($) Value ($)
UNITED STATES 0.1%
Airlines 0.1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 115,000 112,410
Total Asset-Backed Securities
(cost  $115,000) 112,410
Corporate Bonds 90.2%
ARGENTINA 0.7%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,375,311 398,854
Electric Utilities 0.4%
Pampa Energia SA,
7.50%, 1/24/2027(b) 580,000 493,870
892,724
BRAZIL 4.8%
Airlines 1.3%
Gol Finance SA
7.00%, 1/31/2025(b) 700,000 604,401
8.00%, 6/30/2026(b) 940,000 865,985
1,470,386
Capital Markets 0.7%
B3 SA - Brasil Bolsa
Balcao, 4.13%,
9/20/2031(b) 910,000 839,484
Commercial Services & Supplies 0.8%
Atento Luxco 1 SA, 8.00%,
2/10/2026(b) 811,000 854,777
Food Products 0.4%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 510,000 473,662
Marine 0.6%
Acu Petroleo Luxembourg
Sarl, 7.50%,
1/13/2032(b) 500,000 485,750
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(b) 245,000 224,787
710,537
Oil, Gas & Consumable Fuels 0.6%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 650,000 623,350
Road & Rail 0.4%
Simpar Europe SA, 5.20%,
1/26/2031(b) 570,000 505,168
5,477,364
Corporate Bonds
Principal
Amount ($) Value ($)
BURKINA FASO 0.2%
Metals & Mining 0.2%
Endeavour Mining plc,
5.00%, 10/14/2026(b) 200,000 194,000
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(b) 400,000 389,500
CANADA 5.9%
Aerospace & Defense 0.8%
Bombardier, Inc.
7.13%, 6/15/2026(b) 285,000 289,631
7.88%, 4/15/2027(b) 635,000 643,560
933,191
Commercial Services & Supplies 1.1%
Garda World Security
Corp.
4.63%, 2/15/2027(b) 50,000 48,780
9.50%, 11/1/2027(b) 216,000 227,016
6.00%, 6/1/2029(b) 580,000 544,510
GFL Environmental, Inc.,
4.38%, 8/15/2029(b) 465,000 443,745
1,264,051
Containers & Packaging 0.3%
Intertape Polymer
Group, Inc., 4.38%,
6/15/2029(b) 335,000 330,812
Energy Equipment & Services 0.4%
Precision Drilling Corp.,
6.88%, 1/15/2029(b) 166,000 166,282
Tervita Corp., 11.00%,
12/1/2025(b) 246,000 285,052
451,334
Metals & Mining 0.2%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 223,000 231,920
Oil, Gas & Consumable Fuels 3.1%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 1,085,000 1,160,950
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(b) 467,000 465,833
MEG Energy Corp.
7.13%, 2/1/2027(b) 250,000 260,362
5.88%, 2/1/2029(b) 356,000 361,785
Parkland Corp., 4.63%,
5/1/2030(b) 455,000 436,800
Strathcona Resources
Ltd., 6.88%, 8/1/2026(b) 810,000 803,731
3,489,461
6,700,769

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0.5%
Consumer Finance 0.5%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b) 585,228 549,119
COLOMBIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
SierraCol Energy
Andina LLC, 6.00%,
6/15/2028(b) 485,000 451,050
CYPRUS 0.8%
Consumer Finance 0.8%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 851,400
EGYPT 0.8%
Oil, Gas & Consumable Fuels 0.8%
Energean plc, 6.50%,
4/30/2027(b) 925,000 893,781
FRANCE 1.9%
Chemicals 0.2%
Lune Holdings Sarl,
5.63%, 11/15/2028(b) EUR 250,000 268,162
Diversified Telecommunication Services 0.7%
Altice France SA
2.13%, 2/15/2025(b) EUR 235,000 251,433
5.13%, 1/15/2029(b) 200,000 186,000
5.13%, 7/15/2029(b) 375,000 348,203
785,636
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 308,710
Health Care Providers & Services 0.7%
CAB SELAS, 3.38%,
2/1/2028(b) EUR 290,000 316,643
Chrome Bidco SASU
3.50%, 5/31/2028(b) EUR 455,000 499,075
815,718
2,178,226
GERMANY 1.2%
Pharmaceuticals 0.5%
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 327,473
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 249,000 273,445
600,918
Real Estate Management & Development 0.7%
ADLER Real Estate
AG, Reg. S, 3.00%,
4/27/2026 EUR 800,000 799,346
1,400,264
Corporate Bonds
Principal
Amount ($) Value ($)
GHANA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 250,000 243,750
Tullow Oil plc, 10.25%,
5/15/2026(b) 620,000 626,200
869,950
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(b) 421,000 458,890
GUATEMALA 0.5%
Beverages 0.5%
Central American
Bottling Corp., 5.25%,
4/27/2029(b) 525,000 532,287
HONG KONG 0.5%
Marine 0.5%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(b) 300,000 318,870
5.50%, 8/1/2029(b) 220,000 217,576
536,446
ISRAEL 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical
Finance Netherlands II
BV
3.75%, 5/9/2027 EUR 180,000 195,600
4.38%, 5/9/2030 EUR 300,000 321,134
Teva Pharmaceutical
Finance Netherlands
III BV
4.75%, 5/9/2027 260,000 251,550
5.13%, 5/9/2029 200,000 194,000
962,284
ITALY 1.4%
Containers & Packaging 0.5%
Guala Closures SpA,
3.25%, 6/15/2028(b) EUR 515,000 551,818
Hotels, Restaurants & Leisure 0.4%
Gamma Bidco SpA,
5.13%, 7/15/2025(b) EUR 400,000 449,380
Specialty Retail 0.5%
Shiba Bidco SpA, 4.50%,
10/31/2028(b) EUR 500,000 555,406
1,556,604
LUXEMBOURG 2.0%
Biotechnology 0.7%
Cidron Aida Finco Sarl
5.00%, 4/1/2028(b) EUR 529,000 573,730
6.25%, 4/1/2028(b) GBP 110,000 142,174
715,904

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG
Diversified Financial Services 0.5%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 183,725
7.75%, 11/1/2025(b) GBP 270,000 371,409
555,134
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 365,060
Food Products 0.5%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 520,200
2,156,298
MEXICO 3.1%
Airlines 0.7%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 816,000 773,168
Banks 0.4%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(c)(d) 475,000 520,723
Chemicals 0.2%
Braskem Idesa SAPI,
6.99%, 2/20/2032(b) 265,000 263,012
Consumer Finance 0.5%
Credito Real SAB de CV
SOFOM ER, 8.00%,
1/21/2028(b) 350,000 103,254
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 830,000 492,190
595,444
Diversified Telecommunication Services 0.8%
Total Play
Telecomunicaciones SA
de CV
7.50%, 11/12/2025(b) 520,000 522,397
6.38%, 9/20/2028(b) 375,000 349,688
872,085
Hotels, Restaurants & Leisure 0.2%
Grupo Posadas SAB
de CV, 4.00%,
12/30/2027(b)(e)(f) 249,744 205,373
Oil, Gas & Consumable Fuels 0.3%
Petroleos Mexicanos,
6.70%, 2/16/2032(b) 315,000 311,819
3,541,624
Corporate Bonds
Principal
Amount ($) Value ($)
MOLDOVA, REPUBLIC OF 0.3%
Food Products 0.3%
Aragvi Finance
International DAC,
8.45%, 4/29/2026(b) 360,000 361,175
NETHERLANDS 1.0%
IT Services 0.4%
United Group BV, 5.25%,
2/1/2030(b) EUR 370,000 403,206
Media 0.6%
VZ Secured Financing BV,
5.00%, 1/15/2032(b) 215,000 207,342
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 471,793
679,135
1,082,341
NIGERIA 0.7%
Banks 0.3%
Access Bank plc, 6.13%,
9/21/2026(b) 325,000 320,937
Diversified Telecommunication Services 0.4%
IHS Holding Ltd.
5.63%, 11/29/2026(b) 200,000 201,456
6.25%, 11/29/2028(b) 200,000 201,500
402,956
723,893
PARAGUAY 0.7%
Food Products 0.7%
Frigorifico Concepcion SA,
7.70%, 7/21/2028(b) 745,000 731,970
PERU 0.7%
Health Care Providers & Services 0.4%
Auna SAA, 6.50%,
11/20/2025(b) 455,000 457,139
Metals & Mining 0.3%
Minsur SA, 4.50%,
10/28/2031(b) 345,000 345,863
803,002
PORTUGAL 1.4%
Airlines 1.4%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(b) EUR 1,500,000 1,592,033
RUSSIA 0.7%
Banks 0.7%
Sovcombank, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(c)(d) 325,000 303,485

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
RUSSIA
Banks
Sovcombank Via
SovCom Capital DAC,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.36%), 7.60%,
2/17/2027(b)(c)(d) 530,000 476,417
779,902
SINGAPORE 1.0%
Consumer Finance 1.0%
Avation Capital SA, 8.25%,
10/31/2026(b)(e) 1,417,310 1,182,889
SOUTH AFRICA 0.4%
Chemicals 0.4%
Sasol Financing USA LLC,
5.50%, 3/18/2031 445,000 434,987
SPAIN 1.7%
Biotechnology 0.3%
Grifols Escrow Issuer SA,
3.88%, 10/15/2028(b) EUR 335,000 363,946
Electric Utilities 0.4%
ContourGlobal Power
Holdings SA
2.75%, 1/1/2026(b) EUR 290,000 308,051
3.13%, 1/1/2028(b) EUR 150,000 158,882
466,933
Hotels, Restaurants & Leisure 0.9%
eDreams ODIGEO SA,
5.50%, 7/15/2027(b) EUR 415,000 460,987
Food Service Project SA,
5.50%, 1/21/2027(b) EUR 330,000 368,347
NH Hotel Group SA,
4.00%, 7/2/2026(b) EUR 220,000 246,022
1,075,356
Household Durables 0.1%
Neinor Homes SA, 4.50%,
10/15/2026(b) EUR 140,000 158,573
2,064,808
SWEDEN 0.3%
Commercial Services & Supplies 0.3%
Verisure Holding AB,
3.25%, 2/15/2027(b) EUR 310,000 337,386
SWITZERLAND 0.9%
Consumer Finance 0.9%
VistaJet Malta Finance plc,
6.38%, 2/1/2030(b) 1,005,000 998,719
TURKEY 2.5%
Airlines 1.0%
Pegasus Hava
Tasimaciligi A/S, 9.25%,
4/30/2026(b) 1,030,000 1,038,631
Corporate Bonds
Principal
Amount ($) Value ($)
TURKEY
Banks 0.6%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 649,564
Metals & Mining 0.9%
Eldorado Gold Corp.,
6.25%, 9/1/2029(b) 1,010,000 1,009,929
2,698,124
UKRAINE 0.6%
Metals & Mining 0.6%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 741,175
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(b) 310,000 316,975
8.25%, 2/15/2025(b) 371,000 288,471
605,446
UNITED KINGDOM 4.0%
Capital Markets 0.9%
Sherwood Financing plc
4.50%, 11/15/2026(b) EUR 290,000 319,236
6.00%, 11/15/2026(b) GBP 495,000 650,747
969,983
Diversified Consumer Services 0.2%
PeopleCert Wisdom Issuer
plc, 5.75%, 9/15/2026(b) EUR 220,000 252,642
Food & Staples Retailing 0.8%
Bellis Acquisition Co. plc,
4.50%, 2/16/2026(b) GBP 680,000 887,096
Hotels, Restaurants & Leisure 0.4%
Deuce Finco plc, 5.50%,
6/15/2027(b) GBP 275,000 364,596
Pinnacle Bidco plc, 5.50%,
2/15/2025(b) EUR 130,000 148,070
512,666
Insurance 0.2%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 125,000 171,811
Oil, Gas & Consumable Fuels 1.0%
Harbour Energy plc,
5.50%, 10/15/2026(b) 620,000 615,350
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 505,000 511,312
1,126,662
Specialty Retail 0.5%
Constellation Automotive
Financing plc, 4.88%,
7/15/2027(b) GBP 450,000 564,354
4,485,214

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 45.2%
Air Freight & Logistics 0.8%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 820,000 907,084
Auto Components 0.8%
Dealer Tire LLC, 8.00%,
2/1/2028(b) 388,000 396,730
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 480,000 499,114
895,844
Building Products 0.7%
Builders FirstSource, Inc.,
4.25%, 2/1/2032(b) 705,000 690,195
MIWD Holdco II LLC,
5.50%, 2/1/2030(b) 50,000 49,547
739,742
Chemicals 2.3%
Hexion, Inc., 7.88%,
7/15/2027(b) 281,000 297,860
Koppers, Inc., 6.00%,
2/15/2025(b) 599,000 600,498
Olympus Water US
Holding Corp., 6.25%,
10/1/2029(b) 200,000 190,456
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 331,000 336,180
SCIL IV LLC
4.38%, 11/1/2026(b) EUR 230,000 257,102
5.38%, 11/1/2026(b) 265,000 265,662
Tronox, Inc., 4.63%,
3/15/2029(b) 595,000 572,073
2,519,831
Commercial Services & Supplies 2.8%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 266,985
9.75%, 7/15/2027(b) 585,000 617,175
3.63%, 6/1/2028(b) EUR 175,000 184,807
6.00%, 6/1/2029(b) 200,000 189,581
APX Group, Inc.
6.75%, 2/15/2027(b) 295,000 302,944
5.75%, 7/15/2029(b) 700,000 658,413
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 866,577
3,086,482
Communications Equipment 1.1%
CommScope, Inc.
6.00%, 3/1/2026(b) 363,000 367,625
4.75%, 9/1/2029(b) 480,000 459,806
Plantronics, Inc., 4.75%,
3/1/2029(b)(g) 400,000 363,000
1,190,431
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Construction & Engineering 0.9%
Artera Services LLC,
9.03%, 12/4/2025(b) 960,000 981,600
Consumer Finance 2.0%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026 255,000 265,200
2.70%, 8/10/2026 200,000 193,750
4.13%, 8/17/2027 920,000 941,850
3.82%, 11/2/2027 575,000 573,994
3.63%, 6/17/2031 275,000 270,875
2,245,669
Containers & Packaging 0.3%
OI European Group BV,
4.75%, 2/15/2030(b) 400,000 388,522
Diversified Consumer Services 0.4%
Sotheby's, 7.38%,
10/15/2027(b)(g) 375,000 389,599
Diversified Financial Services 0.3%
Jefferies Finance LLC,
5.00%, 8/15/2028(b) 330,000 326,179
Diversified Telecommunication Services 1.8%
CCO Holdings LLC,
4.75%, 2/1/2032(b) 1,155,000 1,136,173
Lumen Technologies, Inc.,
4.50%, 1/15/2029(b) 420,000 384,880
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 504,225
2,025,278
Electric Utilities 1.3%
Leeward Renewable
Energy Operations LLC,
4.25%, 7/1/2029(b) 170,000 166,175
NRG Energy, Inc., 3.88%,
2/15/2032(b) 495,000 465,424
Vistra Operations Co. LLC
5.63%, 2/15/2027(b) 565,000 576,317
4.38%, 5/1/2029(b) 180,000 173,700
1,381,616
Electrical Equipment 0.3%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(b) EUR 340,000 356,091
Electronic Equipment, Instruments & Components 0.5%
Belden, Inc., 3.38%,
7/15/2031(b) EUR 500,000 545,873
Energy Equipment & Services 1.3%
Archrock Partners LP,
6.88%, 4/1/2027(b) 265,000 271,797
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 731,168
Nabors Industries Ltd.,
7.50%, 1/15/2028(b) 320,000 300,000
Nabors Industries, Inc.,
7.38%, 5/15/2027(b) 85,000 87,222

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Energy Equipment & Services
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 59,987 57,888
1,448,075
Entertainment 0.2%
AMC Entertainment
Holdings, Inc., 10.50%,
4/24/2026(b) 261,000 276,008
Equity Real Estate Investment Trusts (REITs) 0.9%
Uniti Group LP
6.50%, 2/15/2029(b) 405,000 383,126
6.00%, 1/15/2030(b) 735,000 672,525
1,055,651
Food & Staples Retailing 0.4%
US Foods, Inc.
4.75%, 2/15/2029(b) 345,000 338,600
4.63%, 6/1/2030(b) 160,000 155,600
494,200
Food Products 0.3%
Simmons Foods, Inc.,
4.63%, 3/1/2029(b) 364,000 348,985
Health Care Providers & Services 1.0%
LifePoint Health, Inc.,
5.38%, 1/15/2029(b) 100,000 95,125
Surgery Center Holdings,
Inc., 10.00%,
4/15/2027(b) 273,000 286,991
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(b) 265,000 266,325
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 456,000 465,120
1,113,561
Hotels, Restaurants & Leisure 2.9%
Carnival Corp., 10.50%,
2/1/2026(b) 95,000 106,685
Carnival plc, 1.00%,
10/28/2029 EUR 303,000 252,751
Hilton Grand Vacations
Borrower Escrow LLC,
5.00%, 6/1/2029(b) 330,000 328,350
Mohegan Gaming &
Entertainment, 8.00%,
2/1/2026(b) 580,000 589,454
NCL Corp. Ltd., 5.88%,
3/15/2026(b) 395,000 376,237
NCL Finance Ltd., 6.13%,
3/15/2028(b) 110,000 104,027
Scientific Games
International, Inc.,
3.38%, 2/15/2026(b) EUR 474,000 535,178
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 454,425
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(b) 80,000 78,200
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 285,000 276,581
3,101,888
Household Durables 0.8%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 475,000 507,062
M/I Homes, Inc., 3.95%,
2/15/2030 345,000 327,750
834,812
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy
Operating LLC, 3.75%,
2/15/2031(b) 310,000 291,856
Media 2.9%
Clear Channel Outdoor
Holdings, Inc.
7.75%, 4/15/2028(b) 275,000 285,313
7.50%, 6/1/2029(b) 440,000 455,950
CSC Holdings LLC
4.63%, 12/1/2030(b) 600,000 534,000
5.00%, 11/15/2031(b) 245,000 220,762
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 325,000 85,109
McGraw-Hill Education,
Inc., 8.00%, 8/1/2029(b) 1,040,000 972,400
Midas OpCo Holdings
LLC, 5.63%,
8/15/2029(b) 718,000 705,794
3,259,328
Metals & Mining 2.0%
Coeur Mining, Inc., 5.13%,
2/15/2029(b)(g) 380,000 362,425
Commercial Metals Co.,
4.38%, 3/15/2032 230,000 228,651
Constellium SE, 3.13%,
7/15/2029(b) EUR 503,000 533,767
Novelis Corp.
4.75%, 1/30/2030(b) 445,000 442,775
3.88%, 8/15/2031(b) 100,000 94,177
TMS International Corp.,
6.25%, 4/15/2029(b) 560,000 540,400
2,202,195
Oil, Gas & Consumable Fuels 5.4%
Aethon United BR LP,
8.25%, 2/15/2026(b) 275,000 289,611
Ascent Resources Utica
Holdings LLC, 5.88%,
6/30/2029(b) 325,000 313,625
CQP Holdco LP, 5.50%,
6/15/2031(b) 565,000 563,096
Delek Logistics Partners
LP, 7.13%, 6/1/2028(b) 525,000 532,612

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(c)(d) 600,000 610,125
EnLink Midstream
Partners LP, 5.45%,
6/1/2047 377,000 335,530
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 531,000 553,021
Occidental Petroleum
Corp., 4.40%, 4/15/2046 615,000 588,137
Range Resources Corp.,
4.75%, 2/15/2030(b) 320,000 319,613
Renewable Energy Group,
Inc., 5.88%, 6/1/2028(b) 470,000 471,762
Southwestern Energy Co.
5.38%, 3/15/2030 555,000 568,658
4.75%, 2/1/2032 245,000 244,586
Tap Rock Resources LLC,
7.00%, 10/1/2026(b) 615,000 630,375
6,020,751
Paper & Forest Products 1.4%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 241,000 240,397
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 851,000 846,745
Sylvamo Corp., 7.00%,
9/1/2029(b) 505,000 517,484
1,604,626
Pharmaceuticals 0.8%
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 305,550
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 585,000 588,656
894,206
Professional Services 0.6%
CoreLogic, Inc., 4.50%,
5/1/2028(b) 720,000 689,400
Real Estate Management & Development 0.5%
Realogy Group LLC,
5.25%, 4/15/2030(b) 585,000 560,138
Road & Rail 1.2%
Carriage Purchaser, Inc.,
7.88%, 10/15/2029(b) 765,000 746,858
PECF USS Intermediate
Holding III Corp., 8.00%,
11/15/2029(b) 505,000 510,050
1,256,908
Software 1.6%
LogMeIn, Inc., 5.50%,
9/1/2027(b) 570,000 554,325
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
Minerva Merger Sub, Inc.,
6.50%, 2/15/2030(b) 795,000 793,013
NCR Corp., 5.00%,
10/1/2028(b) 490,000 486,844
1,834,182
Specialty Retail 1.5%
LCM Investments
Holdings II LLC, 4.88%,
5/1/2029(b) 285,000 274,492
Party City Holdings, Inc.,
8.75%, 2/15/2026(b) 547,000 550,222
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 242,617
White Cap Buyer LLC,
6.88%, 10/15/2028(b) 550,000 564,311
1,631,642
Technology Hardware, Storage & Peripherals 0.5%
Diebold Nixdorf, Inc.
8.50%, 4/15/2024(g) 555,000 550,837
9.38%, 7/15/2025(b) 55,000 57,771
608,608
Thrifts & Mortgage Finance 1.9%
Freedom Mortgage Corp.
8.13%, 11/15/2024(b) 454,000 454,567
6.63%, 1/15/2027(b) 265,000 246,132
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 565,000 576,300
United Wholesale
Mortgage LLC
5.75%, 6/15/2027(b) 530,000 500,574
5.50%, 4/15/2029(b) 375,000 343,463
2,121,036
Trading Companies & Distributors 0.5%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(b) 345,000 329,371
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 246,375
575,746
50,203,643
ZAMBIA 0.5%
Metals & Mining 0.5%
First Quantum Minerals
Ltd.
7.50%, 4/1/2025(b) 200,000 204,196
6.88%, 10/15/2027(b) 300,000 318,750
522,946
Total Corporate Bonds
(cost $105,069,023) 100,942,233

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Loan Participations 3.0%
Principal
Amount ($) Value ($)
UNITED STATES 3.0%
Airlines 0.5%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 8.00%), 9.00%,
3/31/2022 ^∞(d) 375,000 378,281
Grupo Aeromexico SAB
de CV, Term Loan, (ICE
LIBOR USD 1 Month
+ 14.50%), 0.01%,
3/31/2022 ∞(d) 171,158 168,454
546,735
Auto Components 0.7%
First Brands Group, LLC,
1st Lien Term Loan B,
(ICE LIBOR USD 3
Month + 5.00%), 6.00%,
3/30/2027 (d) 872,005 872,825
Hotels Restaurants & Leisure 0.7%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (d) 798,875 798,875
Metal Fabrication/Hardware 0.3%
Grinding Media Inc.
(Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.75%, 10/12/2028 (d) 329,175 328,971
Optical Materials and Semiconductors 0.8%
II-VI (Project Watson
$990 MM Senior Bridge
Facility), Term Loan,
(ICE LIBOR USD 3
Month + 5.00%), 5.31%,
1/1/2038 (d) 844,800 844,800
Total Loan Participations
(cost $3,372,619)
3,392,206
Convertible Bonds 2.8%
Airlines 1.1%
Air Canada, 4.00%,
7/1/2025 266,000 372,001
GOL Equity Finance SA,
3.75%, 7/15/2024 (b) 428,000 371,290
Spirit Airlines, Inc., 1.00%,
5/15/2026 546,000 479,419
1,222,710
Beverages 0.2%
MGP Ingredients, Inc.,
1.88%, 11/15/2041 (b) 200,000 216,006
Biotechnology 0.1%
Insmed, Inc., 0.75%,
6/1/2028 135,000 130,748
Convertible Bonds
Principal
Amount ($) Value ($)
Entertainment 0.2%
IMAX Corp., 0.50%,
4/1/2026 (b) 259,000 244,625
Equity Real Estate Investment Trusts (REITs) 0.2%
Summit Hotel Properties,
Inc., 1.50%, 2/15/2026 178,000 181,275
Hotels, Restaurants & Leisure 0.2%
DraftKings, Inc., 0.00%,
3/15/2028 (b)(h) 315,000 239,709
IT Services 0.0%
†
Perficient, Inc., 0.13%,
11/15/2026 (b) 40,000 35,173
Semiconductors & Semiconductor Equipment 0.4%
Enphase Energy, Inc.,
0.00%, 3/1/2028 (b)(h) 415,000 378,736
Software 0.4%
Bentley Systems, Inc.,
0.38%, 7/1/2027 (b) 141,000 120,907
Jamf Holding Corp.,
0.13%, 9/1/2026 (b) 101,000 98,209
Verint Systems, Inc.,
0.25%, 4/15/2026 (b) 243,000 252,205
471,321
Total Convertible Bond
(cost  $3,232,146) 3,120,303
Short-Term Investment 1.0%
Shares
Money Market Fund 1.0%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
(i)(j) 1,089,263 1,089,263
Total Short-Term Investment
(cost $1,089,263)
1,089,263
Total Investments
(cost $112,878,051) — 97.1% 108,656,415
Other assets in excess of liabilities — 2.9% 3,188,947
NET ASSETS — 100.0%
$ 111,845,362

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 13
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Security in default.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $93,511,552 which represents 83.61% of net assets.
(c) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2022. The maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
(g) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $1,035,831, which was collateralized
by cash used to purchase a money market fund with a value
of $1,089,263.
(h) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(i) Represents 7-day effective yield as of January 31, 2022.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $1,089,263.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

14 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 3.40
USD
17,960,000 (1,494,035) 171,118 (1,322,917)
(1,494,035) 171,118 (1,322,917)
As of January 31, 2022, the Fund had $863,110 segregated as collateral for credit default swap contracts.
1
The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3
The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4
Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 15,598,190 EUR 13,720,776 Brown Bros Harriman & Co. 2/22/2022 177,783
USD 374,354 EUR 330,020 JPMorgan Chase Bank 2/22/2022 3,454
USD 3,254,299 GBP 2,394,755 Brown Bros Harriman & Co. 2/22/2022 33,988
Net unrealized appreciation 215,225
Currency:
EUR Euro
GBP British pound
USD United States dollar

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Security $ – $ 112,410 $ – $ 112,410
Convertible Bonds – 3,120,303 – 3,120,303
Corporate Bonds – 100,942,233 – 100,942,233
Credit Default Swaps* – 171,118 – 171,118
Forward Foreign Currency Contracts – 215,225 – 215,225
Loan Participations   – 3,013,925 378,281 3,392,206
Short-Term Investment 1,089,263 – – 1,089,263
Total Assets $ 1,089,263 $ 107,575,214 $ 378,281 $ 109,042,758
Total $ 1,089,263 $ 107,575,214 $ 378,281 $ 109,042,758
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

16 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Global High Yield Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a
counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2022 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the
Loan
Participation Total
Balance as of 10/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 378,281 378,281
Transfers out of Level 3 — —
Balance as of 1/31/2022 $ 378,281 $378,281
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 1/31/2022 $– $—
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Amundi Global High Yield Fund - January 31, 2022 (Unaudited) - Statement of Investments - 17
size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ 171,118
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 215,225
Total $ 386,343
(a)
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 6.9%
Principal
Amount ($) Value ($)
CANADA 0.4%
Airlines 0.4%
Air Canada Pass-Through
Trust, Series 2020-
2, Class A, 5.25%,
4/1/2029(a) 616,379 665,763
CAYMAN ISLANDS 1.8%
Other 1.8%
Arbor Realty Commercial
Real Estate Notes Ltd.,
Series 2021-FL4, Class
E, 3.50%, 11/15/2036(a)
(b) 775,000 773,560
Generate CLO 4 Ltd.,
Series 4A, Class CR,
2.40%, 4/20/2032(a)(b) 600,000 600,102
MF1 Ltd., Series 2021-
FL7, Class D, 2.66%,
10/16/2036(a)(b) 800,000 793,998
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.21%,
2/20/2030(a)(b) 350,000 350,049
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 2.39%, 4/18/2033(a)
(b) 250,000 250,174
2,767,883
UNITED KINGDOM 0.1%
Airlines 0.1%
British Airways Pass-
Through Trust, Series
2020-1, Class B, 8.38%,
11/15/2028(a) 102,565 116,709
UNITED STATES 4.6%
Airlines 0.2%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 150,000 146,622
United Airlines Pass-
Through Trust, Series
2020-1, Class B, 4.88%,
1/15/2026 171,936 177,834
324,456
Automobiles 1.2%
Foursight Capital
Automobile Receivables
Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 290,000 282,833
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 240,000 234,187
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 770,000 761,334
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 550,000 535,842
1,814,196
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 742,714
Other 2.7%
Blackbird Capital Aircraft,
Series 2021-1A, Class
B, 3.45%, 7/15/2046(a) 1,168,750 1,138,938
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(a) 1,020,000 996,494
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(a) 840,000 805,606
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(a) 390,000 370,434
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 578,404
Tricon American Homes
Trust, Series 2017-
SFR2, Class F, 5.10%,
1/17/2036(a) 140,000 141,586
4,031,462
6,912,828
Total Asset-Backed Securities
(cost  $10,518,730) 10,463,183
Collateralized Mortgage Obligations 15.9%
BERMUDA 4.9%
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 3.90%,
9/25/2031(a)(b) 1,030,000 1,009,548
Eagle RE Ltd.
Series 2020-2,
Class B1, 7.11%,
10/25/2030(a)(b) 760,000 778,635
Series 2021-2, Class
M2, 4.30%, 4/25/2034(a)
(b) 1,370,000 1,400,529
Home RE Ltd., Series
2020-1, Class B1,
7.11%, 10/25/2030(a)(b) 160,000 163,976
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.46%, 7/25/2029(a)(b) 1,520,000 1,531,093

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 19
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Eagle RE Ltd.
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 4.45%,
4/25/2034(a)(b) 700,000 698,272
Radnor RE Ltd., Series
2021-1, Class M2,
3.20%, 12/27/2033(a)(b) 1,230,000 1,222,507
Traingle Re Ltd., Series
2020-1, Class B1,
7.86%, 10/25/2030(a)(b) 150,000 154,064
Triangle Re Ltd., Series
2021-3, Class B1,
5.00%, 2/25/2034(a)(b) 440,000 437,837
7,396,461
0
UNITED STATES 11.0%
Connecticut Avenue
Securities Trust
Series 2021-R01,
Class 1B2, 6.05%,
10/25/2041(a)(b) 890,000 871,073
Series 2022-R01,
Class 1B2, 6.05%,
12/25/2041(a)(b) 880,000 863,194
FARM Mortgage Trust,
Series 2021-1, Class B,
3.25%, 7/25/2051(a)(b) 345,675 303,499
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 51,260 2,085
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 103,435 2,865
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 266,381 14,501
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 700,376 39,894
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 97,363 4,045
FHLMC STACR REMIC
Trust
Series 2021-HQA1,
Class B2, 5.05%,
8/25/2033(a)(b) 955,000 911,323
Series 2021-HQA3,
Class B2, 6.30%,
9/25/2041(a)(b) 830,000 778,646
Series 2021-HQA4,
Class B2, 7.05%,
12/25/2041(a)(b) 300,000 292,192
Series 2022-DNA1,
Class B2, 7.15%,
1/25/2042(a)(b) 950,000 909,625
Series 2020-DNA5,
Class B2, 11.55%,
10/25/2050(a)(b) 145,000 187,344
Series 2020-DNA6,
Class B2, 5.70%,
12/25/2050(a)(b) 790,000 796,506
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.11%,
10/25/2048(a)(b) 1,090,000 1,256,706
Series 2019-HRP1,
Class B1, 4.16%,
2/25/2049(a)(b) 1,100,000 1,133,015
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.86%, 3/25/2025(b) 235,058 239,394
Series 2021-DNA7,
Class B2, 7.85%,
11/25/2041(a)(b) 1,230,000 1,226,924
Series 2020-HQA5,
Class B2, 7.45%,
11/25/2050(a)(b) 630,000 724,471
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.22%,
6/1/2051(a)(b) 47,421,642 406,531
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 327,523 18,096
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 325,887 18,151
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 341,145 17,640
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 75,534 6,007
FNMA, Series 2021-R02,
Class 2B2, 6.25%,
11/25/2041(a)(b) 300,000 296,866
GNMA REMICS
Series 2013-84,
Class SC, IO, 6.49%,
3/16/2040(b) 69,629 8,211
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 91,147 10,788
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 123,265 17,723
Series 2016-5, Class
CS, IO, 6.05%,
1/20/2046(b) 131,740 19,454
Series 2016-20,
Class SB, IO, 6.00%,
2/20/2046(b) 132,769 18,973
Series 2016-17,
Class JS, IO, 6.00%,
2/20/2046(b) 106,249 14,763
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 79,343 12,564
Series 2016-88,
Class SM, IO, 6.00%,
7/20/2046(b) 140,379 24,031

20 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 110,196 24,219
Series 2016-118,
Class DS, IO, 6.00%,
9/20/2046(b) 163,271 35,378
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 83,030 13,048
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 1,441,759 217,169
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 524,284 73,168
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.20%,
7/25/2051(a)(b) 18,373,752 147,594
JP Morgan Mortgage Trust
Series 2021-10, Class
AX1, IO, 0.14%,
12/25/2051(a)(b) 33,244,770 173,431
Series 2021-8, Class
AX1, IO, 0.14%,
12/25/2051(a)(b) 29,948,164 149,250
STACR Trust
Series 2018-HRP2,
Class B1, 4.31%,
2/25/2047(a)(b) 1,310,000 1,391,695
Series 2018-HRP2,
Class B2, 10.61%,
2/25/2047(a)(b) 1,380,000 1,557,572
Verus Securitization Trust
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 102,429
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 101,429
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 202,955
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 587,247
ZH Trust, Series 2021-
2, Class B, 3.51%,
10/17/2027(a) 575,000 545,248
16,768,932
0
Total Collateralized Mortgage Obligations
(cost $23,591,580) 24,165,393
Commercial Mortgage-Backed Securities 8.1%
Principal
Amount ($) Value ($)
UNITED STATES 8.1%
BAMLL Commercial
Mortgage Securities
Trust , Series 2021-
JACX, Class E, 3.86%,
9/15/2038(a)(b) 470,000 469,022
BX Commercial Mortgage
Trust , Series 2021-
VOLT, Class F, 2.51%,
9/15/2036(a)(b) 500,000 494,990
BX Trust , Series 2021-
ARIA, Class D, 2.01%,
10/15/2036(a)(b) 1,500,000 1,492,489
COMM Mortgage Trust
, Series 2015-CR26,
Class D, 3.48%,
10/10/2048(b) 1,350,000 1,288,001
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(b) 250,000 244,517
FHLMC Multifamily
Structured Credit Risk
REMICS, Series 2021-
MN1, Class M2, 3.80%,
1/25/2051(a)(b) 700,000 697,379
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS, Series 2021-
MN3, Class M2, 4.05%,
11/25/2051(a)(b) 815,000 788,554
GS Mortgage Securities
Corp. Trust
Series 2021-IP, Class D,
2.21%, 10/15/2036(a)(b) 350,000 349,432
Series 2021-IP, Class E,
3.66%, 10/15/2036(a)(b) 150,000 149,716
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,146,082
Med Trust , Series 2021-
MDLN, Class F, 4.11%,
11/15/2038(a)(b) 1,150,000 1,137,091
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 820,000 761,757
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.36%,
10/15/2049(a)(b) 500,000 487,413
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(a) 1,975,000 1,832,510

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 21
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.43%, 10/15/2050(b) 810,000 819,523
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
4.98%, 1/15/2059(b) 125,000 128,114
Total Commercial Mortgage-Backed Securities
(cost $12,146,704) 12,286,590
Corporate Bonds 50.4%
ARGENTINA 0.3%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(c) 1,381,510 400,652
AUSTRALIA 0.3%
Metals & Mining 0.3%
FMG Resources August
2006 Pty. Ltd., 4.38%,
4/1/2031(a) 403,000 405,519
BRAZIL 3.7%
Airlines 1.1%
Gol Finance SA, 8.00%,
6/30/2026(a) 1,825,000 1,681,300
Auto Components 0.5%
Iochpe-Maxion Austria
GmbH, 5.00%,
5/7/2028(a) 735,000 696,413
Electric Utilities 0.7%
Light Servicos de
Eletricidade SA, 4.38%,
6/18/2026(a) 995,000 983,060
Food Products 0.7%
Minerva Luxembourg SA,
4.38%, 3/18/2031(a) 1,210,000 1,123,787
Oil, Gas & Consumable Fuels 0.7%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(a) 1,080,000 1,035,720
5,520,280
CAMEROON 0.3%
Oil, Gas & Consumable Fuels 0.3%
Golar LNG Ltd., 7.00%,
10/20/2025(a) 515,000 501,481
CANADA 3.2%
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 641,179
Commercial Services & Supplies 0.4%
GFL Environmental, Inc.,
4.38%, 8/15/2029(a) 570,000 543,945
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Energy Equipment & Services 0.1%
Precision Drilling Corp.,
6.88%, 1/15/2029(a) 144,000 144,245
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.50%), 4.75%,
1/18/2082(d) 705,000 696,558
Oil, Gas & Consumable Fuels 1.9%
Baytex Energy Corp.,
8.75%, 4/1/2027(a) 950,000 1,016,500
International Petroleum
Corp., Reg. S, 7.25%,
2/1/2027(a) 616,000 614,460
MEG Energy Corp.,
7.13%, 2/1/2027(a) 575,000 598,834
Strathcona Resources
Ltd., 6.88%, 8/1/2026(a) 650,000 644,969
2,874,763
4,900,690
CYPRUS 0.4%
Consumer Finance 0.4%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 645,000 638,550
FINLAND 0.3%
Banks 0.3%
Nordea Bank Abp ,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(a)(d)(e) 455,000 412,912
FRANCE 1.0%
Banks 0.4%
Societe Generale SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.90%), 4.03%,
1/21/2043(a)(d) 670,000 644,511
Diversified Telecommunication Services 0.6%
Altice France SA, 5.13%,
7/15/2029(a) 930,000 863,542
1,508,053
GERMANY 0.9%
Pharmaceuticals 0.9%
Gruenenthal GmbH
4.13%, 5/15/2028(a) EUR 1,190,000 1,333,563

22 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GHANA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(a) 320,000 312,000
Tullow Oil plc, 10.25%,
5/15/2026(a) 855,000 863,550
1,175,550
GREECE 0.4%
Marine 0.4%
Danaos Corp., 8.50%,
3/1/2028(a) 532,000 579,880
HONG KONG 0.7%
Marine 0.7%
Seaspan Corp.
Reg. S, 6.50%,
4/29/2026(a) 900,000 956,610
5.50%, 8/1/2029(a) 185,000 182,961
1,139,571
INDIA 0.1%
IT Services 0.1%
CA Magnum Holdings,
5.38%, 10/31/2026(a) 200,000 203,690
IRELAND 0.3%
Consumer Finance 0.3%
AerCap Ireland Capital
DAC, 3.30%, 1/30/2032 545,000 532,052
ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical
Finance Netherlands II
BV
6.00%, 1/31/2025 EUR 300,000 355,050
3.75%, 5/9/2027 EUR 120,000 130,400
Teva Pharmaceutical
Finance Netherlands
III BV
3.15%, 10/1/2026 810,000 743,466
4.75%, 5/9/2027 200,000 193,500
5.13%, 5/9/2029 200,000 194,000
1,616,416
ITALY 2.0%
Banks 0.9%
UniCredit SpA , (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(d) 1,260,000 1,343,593
Household Durables 0.5%
International Design
Group SpA , 6.50%,
11/15/2025(a) EUR 585,000 676,113
Specialty Retail 0.6%
Shiba Bidco SpA , 4.50%,
10/31/2028(a) EUR 855,000 949,744
2,969,450
Corporate Bonds
Principal
Amount ($) Value ($)
LUXEMBOURG 0.7%
Biotechnology 0.7%
Cidron Aida Finco Sarl ,
5.00%, 4/1/2028(a) EUR 1,027,000 1,113,839
MEXICO 1.8%
Airlines 0.2%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(c) 350,000 331,628
Chemicals 0.2%
Braskem Idesa SAPI,
6.99%, 2/20/2032(a) 340,000 337,450
Diversified Telecommunication Services 0.4%
Total Play
Telecomunicaciones
SA de CV, 6.38%,
9/20/2028(a) 665,000 620,113
Hotels, Restaurants & Leisure 0.3%
Grupo Posadas SAB
de CV, 4.00%,
12/30/2027(a)(f)(g) 440,606 362,325
Oil, Gas & Consumable Fuels 0.7%
Petroleos Mexicanos ,
6.70%, 2/16/2032(a) 1,076,000 1,065,133
2,716,649
NETHERLANDS 0.9%
Banks 0.9%
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(e) 1,510,000 1,370,325
SINGAPORE 0.7%
Consumer Finance 0.7%
Avation Capital SA, 8.25%,
10/31/2026(a) 1,224,298 1,021,779
SPAIN 0.2%
Biotechnology 0.2%
Grifols Escrow Issuer SA,
4.75%, 10/15/2028(a) 290,000 288,243
SWITZERLAND 1.4%
Capital Markets 0.5%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(d)(e) 675,000 702,432
Consumer Finance 0.9%
VistaJet Malta Finance plc,
6.38%, 2/1/2030(a) 1,320,000 1,311,750
2,014,182
UNITED ARAB EMIRATES 0.5%
Energy Equipment & Services 0.5%
Shelf Drilling Holdings Ltd.
8.88%, 11/15/2024(a) 380,000 388,550

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
Energy Equipment & Services
8.25%, 2/15/2025(a) 490,000 381,000
769,550
UNITED KINGDOM 2.1%
Banks 0.6%
NatWest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(d) 1,030,000 979,616
Hotels, Restaurants & Leisure 0.3%
Deuce Finco plc, 5.50%,
6/15/2027(a) GBP 370,000 490,547
Oil, Gas & Consumable Fuels 1.2%
Harbour Energy plc,
5.50%, 10/15/2026(a) 1,000,000 992,500
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 901,125
1,893,625
3,363,788
UNITED STATES 26.4%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 741,816
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 973,456
Airlines 0.9%
American Airlines, Inc.
5.50%, 4/20/2026(a) 225,000 230,344
5.75%, 4/20/2029(a) 190,000 194,512
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 855,313
1,280,169
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 757,000 774,032
Building Products 0.7%
MIWD Holdco II LLC,
5.50%, 2/1/2030(a) 65,000 64,410
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 1,035,000 988,425
1,052,835
Chemicals 0.4%
Trinseo Materials
Operating SCA, 5.13%,
4/1/2029(a) 505,000 509,696
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies 0.9%
Allied Universal Holdco
LLC
3.63%, 6/1/2028(a) EUR 480,000 506,901
4.63%, 6/1/2028(a) 225,000 212,677
6.00%, 6/1/2029(a) 310,000 293,850
Nielsen Finance LLC
4.50%, 7/15/2029(a) 205,000 191,163
4.75%, 7/15/2031(a) 205,000 190,660
1,395,251
Communications Equipment 1.1%
Ciena Corp., 4.00%,
1/31/2030(a) 1,040,000 1,029,600
CommScope , Inc., 4.75%,
9/1/2029(a) 650,000 622,655
1,652,255
Construction & Engineering 0.8%
Artera Services LLC,
9.03%, 12/4/2025(a) 585,000 598,162
Dycom Industries, Inc.,
4.50%, 4/15/2029(a) 633,000 619,916
1,218,078
Consumer Finance 1.8%
Ford Motor Credit Co. LLC
2.33%, 11/25/2025 EUR 1,110,000 1,278,454
3.63%, 6/17/2031 1,500,000 1,477,500
2,755,954
Diversified Telecommunication Services 0.4%
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 655,492
Electric Utilities 0.8%
NRG Energy, Inc., 3.88%,
2/15/2032(a) 815,000 766,304
Vistra Operations Co. LLC,
4.38%, 5/1/2029(a) 490,000 472,850
1,239,154
Electrical Equipment 0.4%
Energizer Gamma
Acquisition BV, 3.50%,
6/30/2029(a) EUR 610,000 638,868
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc., 3.38%,
7/15/2031(a) EUR 950,000 1,037,159
Energy Equipment & Services 0.7%
Nabors Industries Ltd.,
7.50%, 1/15/2028(a) 405,000 379,687
Nabors Industries, Inc.,
7.38%, 5/15/2027(a) 115,000 118,006
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 654,030 631,139
1,128,832

24 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs) 2.2%
HAT Holdings I LLC,
3.38%, 6/15/2026(a) 680,000 654,500
iStar , Inc., 4.25%, 8/1/2025 1,225,000 1,216,652
Uniti Group LP, 6.00%,
1/15/2030(a) 1,550,000 1,418,250
3,289,402
Food Products 0.8%
Lamb Weston Holdings,
Inc.
4.13%, 1/31/2030(a) 615,000 607,562
4.38%, 1/31/2032(a) 615,000 606,546
1,214,108
Health Care Providers & Services 0.3%
US Acute Care Solutions
LLC, 6.38%, 3/1/2026(a) 485,000 487,425
Hotels, Restaurants & Leisure 0.6%
Genting New York LLC,
3.30%, 2/15/2026(a) 340,000 331,122
Scientific Games
International, Inc.,
3.38%, 2/15/2026(a) EUR 135,000 152,424
Viking Ocean Cruises
Ship VII Ltd., 5.63%,
2/15/2029(a) 505,000 493,638
977,184
Household Durables 0.2%
TopBuild Corp., 4.13%,
2/15/2032(a) 340,000 329,406
Insurance 1.2%
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(d) 1,070,000 1,253,008
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 639,682
1,892,690
Machinery 0.2%
Hillenbrand, Inc., 3.75%,
3/1/2031 375,000 359,062
Media 1.6%
Clear Channel Outdoor
Holdings, Inc., 7.50%,
6/1/2029(a) 795,000 823,819
CSC Holdings LLC,
4.63%, 12/1/2030(a) 800,000 712,000
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 322,000 84,323
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Media
Midas OpCo Holdings
LLC, 5.63%,
8/15/2029(a) 897,000 881,751
2,501,893
Metals & Mining 0.9%
Coeur Mining, Inc., 5.13%,
2/15/2029(a)(h) 460,000 438,725
Novelis Corp., 3.88%,
8/15/2031(a) 205,000 193,063
TMS International Corp.,
6.25%, 4/15/2029(a) 820,000 791,300
1,423,088
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Starwood Property
Trust, Inc., 3.75%,
12/31/2024(a) 140,000 139,825
Oil, Gas & Consumable Fuels 3.4%
Delek Logistics Partners
LP, 7.13%, 6/1/2028(a) 725,000 735,513
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 1,925,000 1,957,484
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 879,013
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 621,307
Southwestern Energy Co.
5.38%, 2/1/2029 680,000 691,478
4.75%, 2/1/2032 190,000 189,679
5,074,474
Pharmaceuticals 0.7%
Jazz Securities DAC,
4.38%, 1/15/2029(a) 400,000 394,940
Organon & Co.
2.88%, 4/30/2028(a) EUR 315,000 343,529
4.13%, 4/30/2028(a) 225,000 221,405
959,874
Professional Services 0.6%
CoreLogic , Inc., 4.50%,
5/1/2028(a) 945,000 904,838
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc.,
4.75%, 2/1/2030 565,000 555,113
Specialty Retail 0.8%
Asbury Automotive
Group, Inc., 4.63%,
11/15/2029(a) 335,000 329,647

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail
Penske Automotive Group,
Inc., 3.75%, 6/15/2029 930,000 875,390
1,205,037
Thrifts & Mortgage Finance 0.9%
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(a) 405,000 420,139
5.50%, 8/15/2028(a) 500,000 488,730
United Wholesale
Mortgage LLC, 5.50%,
4/15/2029(a) 485,000 444,211
1,353,080
Trading Companies & Distributors 0.3%
Beacon Roofing
Supply, Inc., 4.13%,
5/15/2029(a) 455,000 434,388
40,153,934
Total Corporate Bonds
(cost $78,852,582) 76,650,598
Foreign Government Securities 3.3%
EGYPT 0.8%
Arab Republic of Egypt,
7.30%, 9/30/2033 (a) 1,320,000 1,151,700
MEXICO 0.9%
United Mexican States
3.50%, 2/12/2034 560,000 540,126
4.28%, 8/14/2041 910,000 891,154
1,431,280
NIGERIA 0.3%
Federal Republic of
Nigeria, 7.38%,
9/28/2033 (a) 520,000 483,912
QATAR 0.9%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,418,750
SERBIA 0.4%
Republic of Serbia, 2.05%,
9/23/2036 (a) EUR 600,000 592,943
Total Foreign Government Securities
(cost $5,125,379) 5,078,585
Loan Participations 4.2%
CANADA 0.4%
Wireless Telecommunication Services 0.4%
Xplornet Communications
Inc., 2nd Lien Term
Loan, (ICE LIBOR USD
1 Month + 7.00%),
7.50%, 10/1/2029 (d) 545,000 546,363
Loan Participations
Principal
Amount ($) Value ($)
UNITED STATES 3.8%
Airlines 0.6%
Grupo Aeromexico SAB
de CV, Term Loan,
(ICE LIBOR USD 1
Month + 8.00%), 9.00%,
3/31/2022 ^∞(d) 955,000 963,356
Auto Components 0.2%
Autokiniton US Holdings,
Inc., 1st Lien Team Loan
B, (ICE LIBOR USD 3
Month + 4.50%), 5.00%,
4/6/2028 (d) 236,810 236,810
Commercial Services & Supplies 0.5%
MIP V Waste Holdings,
LLC, (ICE LIBOR USD 1
Month + 0.00%), 3.75%,
12/8/2028 (d) 768,750 770,672
Diversified Telecommunication Services 0.2%
Cincinnati Bell, Inc.,
Term Loan B2, (SOFR
+ 3.25%), 3.47%,
11/22/2028 (d) 275,000 274,863
Hotels Restaurants & Leisure 0.6%
Enterprise Development
Authority, Term Loan,
(ICE LIBOR USD 1
Month + 4.25%), 5.00%,
2/28/2028 (d) 972,125 972,125
Industrial Services 0.2%
ASP LS Acquisition Corp.
1st lian Team Loan, (ICE
LIBOR USD 3 Month +
4.50%), 5.25%, 5/7/2028
(d) 339,150 339,574
Media 0.5%
Radiate Holdco, LLC,
1st lien Term Loan B,
(ICE LIBOR USD 1
Month + 3.25%), 4.00%,
9/25/2026 (d) 835,000 832,996
Metal Fabrication/Hardware 0.5%
Grinding Media Inc.
( Molycop Ltd.), 1st Lien
Term Loan, (ICE LIBOR
USD 3 Month + 4.00%),
4.75%, 10/12/2028 (d) 688,275 687,848
Professional Services 0.2%
PECF USS Intermediate
Holding III Corp., Term
Loan, (ICE LIBOR USD
1 Month + 4.25%),
4.75%, 12/15/2028 (d) 278,000 278,100

26 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Loan Participations
Principal
Amount ($) Value ($)
Speciality Retail 0.3%
Petco Health & Wellness
Co., Inc., (ICE LIBOR
USD 3 Month + 3.25%),
4.00%, 3/3/2028 (d) 456,550 455,874
Total Loan Participations
(cost $6,328,086)
6,358,581
Convertible Bonds 1.9%
Airlines 1.2%
Air Canada, 4.00%,
7/1/2025 803,000 1,122,996
Spirit Airlines, Inc., 1.00%,
5/15/2026 733,000 643,615
1,766,611
Hotels, Restaurants & Leisure 0.5%
DraftKings , Inc., 0.00%,
3/15/2028 (a)( i ) 1,019,000 775,438
Pharmaceuticals 0.2%
Tricida , Inc., 3.50%,
5/15/2027 715,000 380,531
Total Convertible Bond
(cost  $3,303,370) 2,922,580
Convertible Preferred Stock 1.0%
Banks 1.0%
Wells Fargo & Co., 7.50%, 1,068 1,520,950
Total Convertible Preferred Stock
(cost  $1,533,999) 1,520,950
Short-Term Investment 0.3%
Shares
Money Market Fund 0.3%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.01%
(j)(k) 453,863 453,863
Total Short-Term Investment
(cost $453,863)
453,863
Total Investments
(cost $141,854,293) — 92.0% 139,900,323
Other assets in excess of liabilities — 8.0% 12,103,473
NET ASSETS — 100.0%
$ 152,003,796
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2022 was $108,915,121 which
represents 71.65% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  The interest rate shown was the current rate as of
January 31, 2022.
(c) Security in default.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2022.
(e) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2022. The maturity date reflects the next call date.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of January 31, 2022.
(h) The security or a portion of this security is on loan as of January 31, 2022. The total value of securities on
loan as of January 31, 2022 was $433,956, which was
collateralized by cash used to purchase a money market
fund with a value of $453,863.
( i ) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(j) Represents 7-day effective yield as of January 31, 2022.
(k) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $453,863.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 27
Currency:
EUR Euro
GBP British Pound
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection as of January 31, 2022
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
36-V1 5.00 Quarterly 6/20/2026 3.25 USD 40,000,000 (3,280,928) 301,466 (2,979,462)
Markit CDX North
American High
Yield Index Series
37-V1 5.00 Quarterly 12/20/2026 3.41 USD 15,000,000 (1,259,010) 154,124 (1,104,886)
Markit CDX
North American
Investment Grade
Index Series
36-V1 1.00 Quarterly 6/20/2026 0.54 USD 30,000,000 (619,253) 4,767 (614,486)
(5,159,191) 460,357 (4,698,834)
As of January 31, 2022, the Fund had $2,793,105 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of January 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 9,544,341 EUR 8,395,574 Brown Brothers Harriman & Co. 2/22/2022 108,784
USD 489,207 GBP 359,995 Brown Brothers Harriman & Co. 2/22/2022 5,109
Net unrealized appreciation 113,893
Currency:
EUR Euro
GBP British pound
USD United States dollar

28 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 21 3/2022 USD 3,268,125 (43,026)
(43,026)
Short Contracts
Euro- Bobl (10) 3/2022 EUR (1,485,650) 20,341
Euro-Bund (23) 3/2022 EUR (4,369,692) 121,279
U.S. Treasury 2 Year Note (19) 3/2022 USD (4,116,469) 32,319
U.S. Treasury 5 Year Note (145) 3/2022 USD (17,284,453) 176,596
U.S. Treasury 10 Year Note (44) 3/2022 USD (5,630,625) 37,227
U.S. Treasury 10 Year Ultra Note (109) 3/2022 USD (15,568,266) 98,045
U.S. Treasury Ultra Bond (39) 3/2022 USD (7,368,563) 118,699
USD 10 Year Interest Rate Swap (27) 3/2022 USD (2,662,875) 73,971
678,477
635,451
As of January 31, 2022, the Fund had $807,554 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward
foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a
counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses upon maturity or
termination of the credit default swap contract.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,463,183 $ – $ 10,463,183
Collateralized Mortgage Obligations – 24,165,393 – 24,165,393
Commercial Mortgage-Backed Securities – 12,286,590 – 12,286,590
Convertible Bonds – 2,922,580 – 2,922,580
Convertible Preferred Stock 1,520,950 – – 1,520,950
Corporate Bonds – 76,650,598 – 76,650,598
Credit Default Swaps* – 460,357 – 460,357
Foreign Government Securities – 5,078,585 – 5,078,585
Forward Foreign Currency Contracts – 113,893 – 113,893
Futures Contracts 678,477 – – 678,477
Loan Participations   – 5,395,225 963,356 6,358,581
Short-Term Investment 453,863 – – 453,863
Total Assets $ 2,653,290 $ 137,536,404 $ 963,356 $ 141,153,050
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (43,026) $ – $ – $ (43,026)
Total Liabilities $ (43,026) $ – $ – $ (43,026)
Total $ 2,610,264 $ 137,536,404 $ 963,356 $ 141,110,024
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
*
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Loan
Participation Total
Balance as of 10/31/2021 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 963,356 963,356
Transfers out of Level 3 — —
Balance as of 1/31/2022 $ 963,356 $963,356
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 1/31/2022 $– $—
Amounts designated as "−" are zero or have been rounded to zero.

Nationwide Amundi Strategic Income Fund - January 31, 2022 (Unaudited) - Statement of Investments - 31
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2022 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The
Fund is required to interface with the CCP through a broker.
Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily
change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts.
Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

32 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Amundi Strategic Income Fund
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ 460,357
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 113,893
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 678,477
Total $ 1,252,727
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (43,026)
Total $ (43,026)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bailard International Equities Fund - January 31, 2022 (Unaudited) - Statement of Investments - 33
Common Stocks 98.3%
Shares Value ($)
ARGENTINA 0.3%
Internet & Direct Marketing Retail 0.3%
MercadoLibre , Inc. * 500 566,030
AUSTRALIA 4.3%
Banks 0.4%
National Australia Bank Ltd. 40,000 771,340
Biotechnology 0.4%
CSL Ltd. 4,000 742,853
Food & Staples Retailing 0.4%
Woolworths Group Ltd. 33,000 806,138
Metals & Mining 2.5%
BHP Group Ltd. (a) 65,000 2,086,111
BHP Group plc 50,000 1,578,240
Rio Tinto plc 20,000 1,408,984
5,073,335
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 1,130,140
8,523,806
CANADA 3.6%
Auto Components 0.6%
Magna International, Inc. 15,000 1,208,473
Banks 1.0%
Canadian Imperial Bank of
Commerce 15,000 1,883,570
Chemicals 0.7%
Nutrien Ltd. 20,000 1,396,845
Diversified Telecommunication Services 0.6%
BCE, Inc. 22,000 1,149,196
Insurance 0.7%
Sun Life Financial, Inc. 25,000 1,415,844
7,053,928
CHINA 2.3%
Automobiles 0.3%
BYD Co. Ltd., Class H 23,000 662,043
Banks 0.4%
China Construction Bank
Corp., Class H 1,100,000 842,225
Gas Utilities 0.3%
ENN Energy Holdings Ltd. 40,000 635,780
Interactive Media & Services 0.6%
Tencent Holdings Ltd. 17,500 1,068,153
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd.,
ADR * 5,000 628,950
JD.com, Inc., Class A * 833 31,063
660,013
Semiconductors & Semiconductor Equipment 0.4%
NXP Semiconductors NV 3,500 719,040
4,587,254
DENMARK 2.8%
Air Freight & Logistics 0.5%
DSV A/S 5,000 1,016,748
Common Stocks
Shares Value ($)
DENMARK
Electric Utilities 0.3%
Orsted A/S Reg. S (b) 6,000 639,305
Marine 1.1%
AP Moller - Maersk A/S,
Class B 600 2,153,104
Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B 17,000 1,701,844
5,511,001
FINLAND 0.3%
Multiline Retail 0.3%
Tokmanni Group Corp. 25,000 521,838
FRANCE 13.1%
Auto Components 0.9%
Cie Generale des
Etablissements Michelin
SCA 11,000 1,841,074
Banks 1.5%
BNP Paribas SA 15,000 1,071,939
Credit Agricole SA 120,000 1,801,276
2,873,215
Chemicals 1.3%
Air Liquide SA 15,000 2,572,457
Construction & Engineering 0.6%
Bouygues SA 35,000 1,231,641
Food & Staples Retailing 0.4%
Carrefour SA 38,000 723,459
Insurance 0.6%
AXA SA 40,000 1,266,028
IT Services 0.9%
Capgemini SE 8,000 1,793,615
Oil, Gas & Consumable Fuels 1.2%
TotalEnergies SE 40,000 2,265,678
Personal Products 1.3%
L'Oreal SA 6,000 2,568,437
Pharmaceuticals 0.5%
Sanofi 10,000 1,039,513
Professional Services 0.5%
Teleperformance 2,500 941,966
Textiles, Apparel & Luxury Goods 3.4%
Hermes International 900 1,348,410
Kering SA 2,000 1,493,267
LVMH Moet Hennessy Louis
Vuitton SE 4,500 3,700,054
6,541,731
25,658,814
GERMANY 6.5%
Air Freight & Logistics 1.0%
Deutsche Post AG
(Registered) 33,000 1,966,525
Automobiles 0.5%
Daimler AG 12,000 944,608

34 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
GERMANY
Chemicals 0.9%
BASF SE 23,000 1,746,736
Construction Materials 0.5%
HeidelbergCement AG 15,000 1,032,728
Diversified Telecommunication Services 0.8%
Deutsche Telekom AG
(Registered) 80,000 1,499,262
Industrial Conglomerates 0.5%
Siemens AG (Registered) 6,500 1,022,005
Insurance 0.4%
Allianz SE (Registered) 3,000 768,355
Multi-Utilities 0.7%
E.ON SE 100,000 1,373,301
Pharmaceuticals 0.7%
Merck KGaA 6,000 1,307,950
Software 0.5%
SAP SE 8,000 990,483
12,651,953
HONG KONG 2.1%
Capital Markets 0.5%
Hong Kong Exchanges &
Clearing Ltd. 18,000 1,015,877
Industrial Conglomerates 0.5%
Jardine Matheson Holdings
Ltd. 15,000 886,483
Insurance 0.5%
AIA Group Ltd. 110,000 1,142,599
Real Estate Management & Development 0.6%
CK Asset Holdings Ltd. 170,000 1,132,185
4,177,144
HUNGARY 0.9%
Banks 0.6%
OTP Bank Nyrt . * 20,000 1,161,043
Pharmaceuticals 0.3%
Richter Gedeon Nyrt . 26,000 685,679
1,846,722
INDIA 1.1%
IT Services 1.1%
Infosys Ltd., ADR 60,000 1,414,200
Wipro Ltd., ADR 100,000 769,000
2,183,200
IRELAND 0.8%
Construction Materials 0.8%
CRH plc 30,000 1,508,152
ITALY 1.3%
Electric Utilities 0.8%
Enel SpA 200,000 1,533,342
Electrical Equipment 0.5%
Prysmian SpA 28,000 942,140
2,475,482
Common Stocks
Shares Value ($)
JAPAN 20.4%
Auto Components 0.5%
Bridgestone Corp. 20,900 917,517
Automobiles 2.1%
Honda Motor Co. Ltd. 30,000 880,721
Suzuki Motor Corp. 25,000 1,067,401
Toyota Motor Corp. 60,000 1,187,230
Yamaha Motor Co. Ltd. 45,000 1,074,036
4,209,388
Banks 1.2%
Mitsubishi UFJ Financial
Group, Inc. 200,000 1,208,982
Sumitomo Mitsui Financial
Group, Inc. 30,000 1,077,445
2,286,427
Beverages 0.5%
Kirin Holdings Co. Ltd. 65,000 1,041,575
Building Products 0.5%
Daikin Industries Ltd. 5,000 1,050,478
Chemicals 0.9%
Mitsui Chemicals, Inc. 35,000 934,471
Shin-Etsu Chemical Co. Ltd. 5,000 837,338
1,771,809
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 40,000 1,139,931
Electrical Equipment 0.8%
Mitsubishi Electric Corp. 130,000 1,630,684
Electronic Equipment, Instruments & Components 1.1%
Keyence Corp. 1,200 617,114
Murata Manufacturing Co.
Ltd. 20,000 1,499,856
2,116,970
Entertainment 0.5%
Nintendo Co. Ltd. 2,000 980,989
Health Care Equipment & Supplies 1.2%
Hoya Corp. 9,000 1,165,441
Olympus Corp. 55,000 1,233,207
2,398,648
Health Care Technology 0.2%
M3, Inc. 8,000 306,624
Household Durables 1.7%
Panasonic Corp. 100,000 1,098,545
Sekisui Chemical Co. Ltd. 40,000 700,430
Sony Group Corp. 13,000 1,452,338
3,251,313
Industrial Conglomerates 0.7%
Hitachi Ltd. 25,000 1,303,120
IT Services 0.8%
Fujitsu Ltd. 7,000 923,259
NEC Corp. 15,000 583,875
1,507,134
Machinery 0.6%
Komatsu Ltd. 50,000 1,230,914
Personal Products 0.5%
Kao Corp. 20,000 1,000,747

Nationwide Bailard International Equities Fund - January 31, 2022 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 90,000 1,447,996
Takeda Pharmaceutical Co.
Ltd. 33,000 955,886
2,403,882
Professional Services 0.9%
Recruit Holdings Co. Ltd. 35,000 1,725,829
Semiconductors & Semiconductor Equipment 1.1%
Advantest Corp. 11,000 937,716
Tokyo Electron Ltd. 2,500 1,215,195
2,152,911
Specialty Retail 0.5%
Fast Retailing Co. Ltd. 1,700 998,956
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc. 40,000 944,618
Tobacco 0.3%
Japan Tobacco, Inc. 25,000 501,029
Trading Companies & Distributors 0.7%
ITOCHU Corp. 40,000 1,284,888
Wireless Telecommunication Services 0.8%
KDDI Corp. 27,000 857,921
SoftBank Corp. 63,000 788,808
1,646,729
39,803,110
NETHERLANDS 7.8%
Banks 1.1%
ING Groep NV 140,000 2,066,757
Chemicals 0.5%
Akzo Nobel NV 10,000 1,035,619
Diversified Financial Services 0.9%
EXOR NV 20,000 1,677,635
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 55,000 1,783,061
IT Services 0.3%
Adyen NV Reg. S *(b) 300 611,758
Oil, Gas & Consumable Fuels 0.5%
Shell plc 40,000 1,014,915
Professional Services 1.5%
Randstad NV 22,000 1,436,023
Wolters Kluwer NV 15,000 1,528,202
2,964,225
Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV
(Registered), NYRS 6,000 4,063,200
15,217,170
NORWAY 1.6%
Banks 0.8%
DNB Bank ASA 70,000 1,665,008
Metals & Mining 0.8%
Norsk Hydro ASA 200,000 1,535,775
3,200,783
Common Stocks
Shares Value ($)
RUSSIA 1.1%
Banks 0.3%
Sberbank of Russia PJSC,
ADR 40,000 562,178
Metals & Mining 0.3%
Severstal PAO, GDR Reg. S 30,000 591,443
Oil, Gas & Consumable Fuels 0.5%
LUKOIL PJSC, ADR 11,000 986,558
2,140,179
SINGAPORE 2.5%
Banks 1.8%
DBS Group Holdings Ltd. 65,000 1,702,767
Oversea-Chinese Banking
Corp. Ltd. 200,000 1,852,217
3,554,984
Semiconductors & Semiconductor Equipment 0.7%
STMicroelectronics NV 30,000 1,409,833
4,964,817
SOUTH AFRICA 1.0%
Metals & Mining 1.0%
Anglo American plc 45,000 1,973,349
SOUTH KOREA 1.7%
Banks 0.5%
KB Financial Group, Inc. 20,000 1,008,213
Interactive Media & Services 0.4%
NAVER Corp. 3,000 794,801
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. 25,000 1,548,513
3,351,527
SPAIN 1.7%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 200,000 1,272,978
Diversified Telecommunication Services 0.5%
Telefonica SA (a) 200,000 934,303
Electric Utilities 0.5%
Iberdrola SA 91,500 1,056,990
3,264,271
SWEDEN 1.5%
Machinery 1.5%
Atlas Copco AB, Class B 20,000 1,018,816
Husqvarna AB, Class B 60,000 837,890
Volvo AB, Class B 50,000 1,127,468
2,984,174
SWITZERLAND 4.3%
Capital Markets 0.8%
UBS Group AG (Registered) 80,000 1,483,273
Food Products 0.8%
Nestle SA (Registered) 12,000 1,545,983
Insurance 0.8%
Swiss Life Holding AG
(Registered) 2,500 1,606,434

36 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 1.3%
Roche Holding AG 7,000 2,706,661
Technology Hardware, Storage & Peripherals 0.6%
Logitech International SA
(Registered) 14,000 1,176,292
8,518,643
TAIWAN 1.6%
Entertainment 0.3%
Sea Ltd., ADR * 3,500 526,085
Semiconductors & Semiconductor Equipment 1.3%
MediaTek , Inc. 18,000 701,832
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 15,000 1,839,450
2,541,282
3,067,367
UNITED KINGDOM 10.5%
Aerospace & Defense 0.8%
BAE Systems plc 200,000 1,560,488
Banks 1.1%
Barclays plc 570,000 1,532,140
HSBC Holdings plc 100,000 716,744
2,248,884
Beverages 1.4%
Diageo plc 55,000 2,772,381
Capital Markets 0.4%
3i Group plc 40,000 745,249
Household Durables 0.3%
Persimmon plc 20,000 649,508
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd. 160,000 1,134,447
Insurance 0.3%
Phoenix Group Holdings plc 70,000 627,406
Oil, Gas & Consumable Fuels 1.3%
BP plc 500,000 2,579,145
Personal Products 0.8%
Unilever plc 30,000 1,525,221
Pharmaceuticals 1.2%
AstraZeneca plc, ADR 20,000 1,164,200
GlaxoSmithKline plc 55,000 1,217,153
2,381,353
Professional Services 1.1%
RELX plc 68,000 2,084,287
Textiles, Apparel & Luxury Goods 0.8%
Burberry Group plc 60,000 1,514,447
Trading Companies & Distributors 0.4%
Bunzl plc 20,000 747,537
20,570,353
UNITED STATES 3.2%
Automobiles 0.9%
Stellantis NV 104,519 2,025,797
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 1.0%
Schneider Electric SE 11,000 1,869,923
IT Services 0.3%
Globant SA * 2,000 510,360
Trading Companies & Distributors 1.0%
Ferguson plc 12,000 1,888,970
6,295,050
Total Common Stocks
(cost $151,845,081) 192,616,117
Exchange Traded Fund 0.4%
UNITED STATES 0.4%
VanEck Vietnam ETF (a) 35,000 691,775
Total Exchange Traded Fund
(cost $622,056) 691,775
Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 265,805 265,805
Total Short-Term Investment
(cost $265,805) 265,805
Total Investments
(cost $152,732,942)   — 98.8% 193,573,697
Other assets in excess of liabilities — 1.2% 2,389,832
NET ASSETS — 100.0%
$ 195,963,529
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $639,689, which was collateralized
by cash used to purchase a money market fund with a total
value of $265,805 and by $399,940 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
2/10/2022 – 2/15/2051; a total value of $665,745.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $1,251,063 which represents 0.64% of net assets.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $265,805.

Nationwide Bailard International Equities Fund - January 31, 2022 (Unaudited) - Statement of Investments - 37
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

38 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bailard International Equities Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,560,488 $ – $ 1,560,488
Air Freight & Logistics – 2,983,273 – 2,983,273
Auto Components 1,208,473 2,758,591 – 3,967,064

Nationwide Bailard International Equities Fund - January 31, 2022 (Unaudited) - Statement of Investments - 39
Level 1 Level 2 Level 3 Total
Assets:
Automobiles $ – $ 7,841,836 $ – $ 7,841,836
Banks 1,883,570 20,313,252 – 22,196,822
Beverages – 3,813,956 – 3,813,956
Biotechnology – 742,853 – 742,853
Building Products – 1,050,478 – 1,050,478
Capital Markets – 3,244,399 – 3,244,399
Chemicals 1,396,845 7,126,621 – 8,523,466
Construction & Engineering – 1,231,641 – 1,231,641
Construction Materials – 2,540,880 – 2,540,880
Diversified Financial Services – 1,677,635 – 1,677,635
Diversified Telecommunication Services 1,149,196 3,573,496 – 4,722,692
Electric Utilities – 3,229,637 – 3,229,637
Electrical Equipment – 4,442,747 – 4,442,747
Electronic Equipment, Instruments &
Components – 2,116,970 – 2,116,970
Entertainment 526,085 980,989 – 1,507,074
Food & Staples Retailing – 3,312,658 – 3,312,658
Food Products – 1,545,983 – 1,545,983
Gas Utilities – 635,780 – 635,780
Health Care Equipment & Supplies – 2,398,648 – 2,398,648
Health Care Technology – 306,624 – 306,624
Household Durables – 3,900,821 – 3,900,821
Industrial Conglomerates – 4,346,055 – 4,346,055
Insurance 1,415,844 5,410,822 – 6,826,666
Interactive Media & Services – 1,862,954 – 1,862,954
Internet & Direct Marketing Retail 1,194,980 31,063 – 1,226,043
IT Services 2,693,560 3,912,507 – 6,606,067
Machinery – 4,215,088 – 4,215,088
Marine – 2,153,104 – 2,153,104
Metals & Mining – 9,173,902 – 9,173,902
Multiline Retail – 1,651,978 – 1,651,978
Multi-Utilities – 1,373,301 – 1,373,301
Oil, Gas & Consumable Fuels 1,014,915 5,831,381 – 6,846,296
Personal Products – 5,094,405 – 5,094,405
Pharmaceuticals 1,164,200 11,062,682 – 12,226,882
Professional Services – 7,716,307 – 7,716,307
Real Estate Management & Development – 1,132,185 – 1,132,185
Semiconductors & Semiconductor
Equipment 6,621,690 4,264,576 – 10,886,266
Software – 990,483 – 990,483
Specialty Retail – 998,956 – 998,956
Technology Hardware, Storage &
Peripherals – 3,669,423 – 3,669,423
Textiles, Apparel & Luxury Goods – 8,056,178 – 8,056,178
Tobacco – 501,029 – 501,029
Trading Companies & Distributors – 3,921,395 – 3,921,395
Wireless Telecommunication Services – 1,646,729 – 1,646,729
Total Common Stocks $ 20,269,358 $ 172,346,759 $ – $ 192,616,117
Exchange Traded Fund 691,775 – – 691,775
Short-Term Investment 265,805 – – 265,805
Total $ 21,226,938 $ 172,346,759 $ – $ 193,573,697
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds 32.3%
Principal
Amount ($) Value ($)
BRAZIL 2.8%
Chemicals 0.6%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 420,000 426,665
Energy Equipment & Services 0.3%
Guara Norte Sarl , 5.20%,
6/15/2034(a) 239,885 223,995
Internet & Direct Marketing Retail 0.3%
B2W Digital Lux Sarl ,
4.38%, 12/20/2030(a) 200,000 176,500
Marine 0.5%
Hidrovias International
Finance SARL, 4.95%,
2/8/2031(a) 200,000 183,500
MV24 Capital BV, Reg. S,
6.75%, 6/1/2034 180,614 180,164
363,664
Oil, Gas & Consumable Fuels 0.5%
Petrobras Global Finance
BV, 5.60%, 1/3/2031 340,000 350,540
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 407,746
1,949,110
CHILE 0.3%
Construction & Engineering 0.3%
ATP Tower Holdings LLC,
4.05%, 4/27/2026(a) 210,000 205,800
CHINA 1.3%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 707,483
Real Estate Management & Development 0.3%
Times China Holdings Ltd.,
Reg. S, 6.75%, 7/8/2025 200,000 93,000
Zhenro Properties Group
Ltd., Reg. S, 7.10%,
9/10/2024 254,000 110,490
203,490
910,973
COLOMBIA 1.3%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 416,206
Oil, Gas & Consumable Fuels 0.7%
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 432,504
848,710
Corporate Bonds
Principal
Amount ($) Value ($)
DOMINICAN REPUBLIC 0.3%
Electric Utilities 0.3%
AES Andres BV, 5.70%,
5/4/2028(a) 211,000 211,000
ECUADOR 0.6%
Construction & Engineering 0.6%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 352,861 379,325
GEORGIA 1.8%
Banks 0.6%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 351,000 365,791
Capital Markets 0.4%
Georgia Capital JSC,
6.13%, 3/9/2024(a) 243,000 243,547
Electric Utilities 0.5%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 359,071
Wireless Telecommunication Services 0.3%
Silknet JSC, 8.38%,
1/31/2027(a) 200,000 197,440
1,165,849
GUATEMALA 0.2%
Banks 0.2%
Banco Industrial SA,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.44%), 4.88%,
1/29/2031(a)(b) 164,000 161,658
INDIA 1.4%
Diversified Financial Services 0.4%
REC Ltd., Reg. S, 4.63%,
3/22/2028 293,000 310,015
Electric Utilities 1.0%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 273,142
Greenko Power II Ltd.,
4.30%, 12/13/2028(a) 200,000 195,700
India Green Power
Holdings, 4.00%,
2/22/2027(a) 220,000 212,586
681,428
991,443
INDONESIA 2.2%
Banks 0.5%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 346,391

Nationwide Emerging Markets Debt Fund - January 31, 2022 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
INDONESIA
Diversified Telecommunication Services 0.5%
Tower Bersama
Infrastructure Tbk .
PT, Reg. S, 2.75%,
1/20/2026 354,000 343,554
Electric Utilities 0.5%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 310,453
Oil, Gas & Consumable Fuels 0.7%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 465,610
1,466,008
ISRAEL 1.4%
Oil, Gas & Consumable Fuels 0.4%
Energean Israel Finance
Ltd., Reg. S, 4.88%,
3/30/2026(a) 297,000 291,431
Pharmaceuticals 1.0%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 668,290
959,721
KAZAKHSTAN 1.3%
Banks 0.8%
Development Bank of
Kazakhstan JSC,
10.95%, 5/6/2026(a) KZT 223,000,000 506,143
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 350,481
856,624
KUWAIT 0.4%
Chemicals 0.4%
MEGlobal Canada
ULC, Reg. S, 5.00%,
5/18/2025 220,000 235,950
MEXICO 6.5%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.12%,
1/18/2033(b) 420,000 422,138
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Construction Materials 0.3%
Cemex SAB de CV,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.53%), 5.12%,
6/08/2026(a)(b)(c) 200,000 200,683
Consumer Finance 0.2%
Unifin Financiera SAB de
CV, 9.88%, 1/28/2029(a) 227,000 135,065
Equity Real Estate Investment Trusts (REITs) 0.7%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 444,911
Hotels, Restaurants & Leisure 0.3%
Alsea SAB de CV, 7.75%,
12/14/2026(a) 200,000 207,102
Oil, Gas & Consumable Fuels 3.9%
Petroleos Mexicanos
Reg. S, 7.19%,
9/12/2024 MXN 11,891,200 548,294
6.75%, 9/21/2047 965,000 827,970
6.35%, 2/12/2048 1,012,000 835,446
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 417,080
2,628,790
Wireless Telecommunication Services 0.5%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 362,863
4,401,552
MOROCCO 0.3%
Specialty Retail 0.3%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 176,000 180,752
NIGERIA 1.5%
Banks 0.6%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 418,280
Diversified Telecommunication Services 0.9%
IHS Holding Ltd., 5.63%,
11/29/2026(a) 600,000 604,368
1,022,648
PANAMA 0.7%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 287,953
Oil, Gas & Consumable Fuels 0.3%
UEP Penonome II SA,
6.50%, 10/1/2038(a) 192,383 201,283
489,236

42 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
PERU 0.8%
Oil, Gas & Consumable Fuels 0.3%
Petroleos del Peru SA,
5.63%, 6/19/2047(a) 200,000 184,302
Specialty Retail 0.5%
InRetail Consumer, 3.25%,
3/22/2028(a) 360,000 349,204
533,506
RUSSIA 0.6%
Banks 0.3%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 200,000 186,760
Consumer Finance 0.3%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 200,000 194,000
380,760
SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 299,802
SINGAPORE 0.6%
Oil, Gas & Consumable Fuels 0.6%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 402,586
SOUTH AFRICA 1.2%
Diversified Telecommunication Services 0.9%
Liquid Telecommunications
Financing plc, 5.50%,
9/4/2026(a) 565,000 569,520
Electric Utilities 0.3%
Eskom Holdings SOC
Ltd., Reg. S, 7.13%,
2/11/2025 200,000 202,696
772,216
TANZANIA, UNITED REPUBLIC OF 0.4%
Construction & Engineering 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 284,046
TUNISIA 1.5%
Diversified Financial Services 1.5%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 686,257
Reg. S, 5.63%,
2/17/2024 EUR 329,000 299,943
986,200
Corporate Bonds
Principal
Amount ($) Value ($)
UKRAINE 1.0%
Electric Utilities 0.6%
NPC Ukrenergo , 6.88%,
11/9/2026(a) 466,000 362,967
Metals & Mining 0.4%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 299,130
662,097
UNITED ARAB EMIRATES 1.1%
Diversified Financial Services 0.6%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 396,270
Oil, Gas & Consumable Fuels 0.5%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.16%, 3/31/2034 368,000 352,782
749,052
UNITED KINGDOM 0.4%
Wireless Telecommunication Services 0.4%
CT Trust, 5.13%,
2/3/2032(a) 249,000 252,737
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 20,328
Total Corporate Bonds
(cost $22,271,213) 21,779,689
Foreign Government Securities 63.4%
ANGOLA 1.4%
Republic of Angola
Reg. S, 8.25%, 5/9/2028 301,000 303,228
Reg. S, 9.38%, 5/8/2048 638,000 621,986
925,214
ARGENTINA 2.7%
Argentine Republic
1.00%, 7/9/2029 154,204 54,372
0.50%, 7/9/2030 (e) 1,739,191 586,994
1.13%, 7/9/2035 (e) 1,390,528 428,992
2.00%, 1/9/2038 (e) 192,079 72,606
1.13%, 7/9/2046 (e) 2,045,730 646,533
1,789,497
ARMENIA 0.7%
Republic of Armenia,
3.95%, 9/26/2029 (a) 470,000 442,411
BAHAMAS 1.7%
Commonwealth of the
Bahamas
6.00%, 11/21/2028 (a) 1,000,000 813,760
8.95%, 10/15/2032 (a) 350,000 304,937
1,118,697

Nationwide Emerging Markets Debt Fund - January 31, 2022 (Unaudited) - Statement of Investments - 43
Foreign Government Securities
Principal
Amount ($) Value ($)
BAHRAIN 0.5%
Kingdom of Bahrain, Reg.
S, 7.00%, 1/26/2026 330,000 356,119
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 75,100 74,725
BELARUS 0.8%
Republic of Belarus,
5.88%, 2/24/2026 (a) 650,000 545,285
BENIN 1.2%
Benin Government Bond
4.88%, 1/19/2032 (a) EUR 634,000 685,415
6.88%, 1/19/2052 (a) 100,000 109,016
794,431
BRAZIL 5.3%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,467,144
10.00%, 1/1/2031 6,431,000 1,125,029
3,592,173
CAMEROON 1.0%
Republic of Cameroon,
5.95%, 7/7/2032 (a) EUR 621,000 640,733
CHILE 2.9%
Bonos de la Tesoreria de
la Republica en pesos
Reg. S, 4.70%, 9/1/2030
(a) CLP 1,075,000,000 1,258,088
Reg. S, 2.80%,
10/1/2033 (a) 355,000,000 333,560
5.00%, 3/1/2035 285,000,000 331,877
1,923,525
COLOMBIA 1.5%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 175,227
7.00%, 3/26/2031 3,876,500,000 864,316
1,039,543
CZECH REPUBLIC 0.3%
Czech Republic, 1.50%,
4/24/2040 CZK 5,090,000 175,239
DOMINICAN REPUBLIC 1.2%
Dominican Republic
Government Bond
Reg. S, 5.95%,
1/25/2027 544,000 595,685
5.30%, 1/21/2041 (a) 211,000 200,450
796,135
ECUADOR 0.3%
Republic of Ecuador, Reg.
S, 5.00%, 7/31/2030 (e) 232,600 201,781
EGYPT 3.4%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 613,608
Reg. S, 7.50%,
1/31/2027 426,000 430,260
Foreign Government Securities
Principal
Amount ($) Value ($)
EGYPT
Arab Republic of Egypt
7.60%, 3/1/2029 (a) 489,000 470,614
5.63%, 4/16/2030 (a) EUR 513,000 499,755
Reg. S, 8.88%,
5/29/2050 350,000 298,913
2,313,150
EL SALVADOR 0.3%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 309,000 183,858
GHANA 0.6%
Republic of Ghana
7.75%, 4/7/2029 (a) 291,000 227,926
8.63%, 6/16/2049 (a) 267,000 199,249
427,175
HUNGARY 1.5%
Hungary Government
Bond
1.50%, 4/22/2026 HUF 91,110,000 253,503
1.50%, 8/26/2026 273,330,000 752,761
1,006,264
INDONESIA 3.2%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 425,770
7.00%, 9/15/2030 12,516,000,000 894,622
6.50%, 2/15/2031 12,205,000,000 849,055
2,169,447
IRAQ 1.0%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 260,000 261,950
Reg. S, 5.80%,
1/15/2028 405,750 388,506
650,456
IVORY COAST 1.0%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a) EUR 120,000 126,369
Reg. S, 6.88%,
10/17/2040 250,000 282,632
Reg. S, 6.63%,
3/22/2048 270,000 288,669
697,670
JORDAN 0.4%
Hashemite Kingdom of
Jordan, Reg. S, 7.38%,
10/10/2047 283,000 277,801
MALAYSIA 1.1%
Malaysia Government
Bond
3.91%, 7/15/2026 MYR 2,314,000 567,981
3.76%, 5/22/2040 717,000 160,217
728,198
MEXICO 0.2%
Mex Bonos Desarr Fix Rt ,
5.75%, 3/5/2026 MXN 2,472,200 112,219

44 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
MOROCCO 0.5%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 341,000 342,851
NIGERIA 1.0%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 403,762
7.14%, 2/23/2030 (a) 297,000 288,892
692,654
PAKISTAN 1.4%
Islamic Republic of
Pakistan
Reg. S, 6.88%,
12/5/2027 348,000 338,430
7.38%, 4/8/2031 (a) 246,000 230,937
Reg. S, 7.38%, 4/8/2031 200,000 187,754
8.88%, 4/8/2051 (a) 200,000 186,100
943,221
PERU 1.0%
Republic of Peru, Reg. S,
6.90%, 8/12/2037 PEN 2,542,000 665,121
QATAR 4.9%
State of Qatar
Reg. S, 4.00%,
3/14/2029 950,000 1,046,571
Reg. S, 4.82%,
3/14/2049 1,230,000 1,537,500
Reg. S, 4.40%,
4/16/2050 592,000 702,260
3,286,331
ROMANIA 0.8%
Romania Government
Bond
Reg. S, 2.63%,
12/2/2040 EUR 268,000 249,906
Reg. S, 2.75%,
4/14/2041 320,000 300,403
550,309
RUSSIA 2.2%
Russian Federation
7.75%, 9/16/2026 RUB 65,161,000 790,914
6.90%, 5/23/2029 60,921,000 689,283
1,480,197
RWANDA 0.6%
Republic of Rwanda,
5.50%, 8/9/2031 (a) 427,000 419,041
SAUDI ARABIA 1.3%
Kingdom of Saudi Arabia
Reg. S, 4.63%,
10/4/2047 270,000 307,913
Reg. S, 3.75%,
1/21/2055 557,000 564,748
872,661
Foreign Government Securities
Principal
Amount ($) Value ($)
SERBIA 1.0%
Republic of Serbia
1.50%, 6/26/2029 (a) EUR 358,000 380,797
1.65%, 3/3/2033 (a) 300,000 302,031
682,828
SOUTH AFRICA 5.5%
Republic of South Africa
8.25%, 3/31/2032 ZAR 27,346,000 1,603,397
9.00%, 1/31/2040 34,053,000 1,932,181
6.50%, 2/28/2041 4,332,500 188,240
3,723,818
THAILAND 2.5%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (f) THB 42,676,704 1,282,568
3.30%, 6/17/2038 5,590,000 179,667
2.00%, 6/17/2042 8,161,000 212,626
1,674,861
TURKEY 0.5%
Republic of Turkey, 6.13%,
10/24/2028 330,000 304,458
UKRAINE 0.5%
Ukraine Government
Bond, Reg. S, 7.75%,
9/1/2023 347,000 319,268
UNITED ARAB EMIRATES 0.5%
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 368,462
URUGUAY 2.7%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 14,175,000 317,447
4.38%, 12/15/2028 (f) 54,703,115 1,479,409
1,796,856
UZBEKISTAN 1.7%
Republic of Uzbekistan
Reg. S, 4.75%,
2/20/2024 287,000 296,621
3.70%, 11/25/2030 (a) 325,000 302,835
Reg. S, 3.70%,
11/25/2030 200,000 186,360
3.90%, 10/19/2031 (a) 400,000 372,588
1,158,404
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 24,475

Nationwide Emerging Markets Debt Fund - January 31, 2022 (Unaudited) - Statement of Investments - 45
Foreign Government Securities
Principal
Amount ($) Value ($)
ZAMBIA 0.5%
Republic of Zambia, Reg.
S, 8.97%, 7/30/2027 (d) 499,000 370,038
Total Foreign Government Securities
(cost $45,942,372) 42,657,600
Total Investments
(cost $68,213,585) — 95.7% 64,437,289
Other assets in excess of liabilities — 4.3% 2,864,032
NET ASSETS — 100.0%
$ 67,301,321
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2022 was $22,061,474 which
represents 32.78% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of January 31, 2022.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on January
31, 2022. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of January 31, 2022.
(f) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Republic Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

46 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of January 31, 2022:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CZK 4,500,000 USD 199,168 CREDIT AGRICOLE
SECURITIES USA INC 3/8/2022 7,860
HUF 297,000,000 USD 906,675 CREDIT LYONNAIS LONDON 3/11/2022 28,505
CNY 11,441,000 USD 1,783,182 Deutsche Bank Securities, Inc.
**
3/15/2022 9,588
CZK 2,191,000 USD 100,078 Barclays Bank plc 3/15/2022 638
CZK 60,518,057 USD 2,668,642 CREDIT LYONNAIS LONDON 3/15/2022 113,247
IDR 1,657,915,000 USD 114,105 BARCLAYS BANK PLC
**
3/15/2022 848
INR 110,740,000 USD 1,452,537 BARCLAYS BANK PLC
**
3/15/2022 24,735
MXN 56,215,000 USD 2,598,360 JPMorgan Chase Bank 3/15/2022 108,404
THB 4,915,000 USD 145,874 CREDIT LYONNAIS LONDON 3/15/2022 1,725
USD 323,330 CLP 259,007,000 JPMORGAN BANK
**
3/15/2022 1,594
USD 5,409,848 EUR 4,783,711 CREDIT LYONNAIS LONDON 3/15/2022 30,876
USD 582,824 PEN 2,230,000 Deutsche Bank Securities, Inc.
**
3/15/2022 5,262
USD 480,658 RUB 36,500,000 CREDIT AGRICOLE
SECURITIES USA INC
**
3/15/2022 13,205
USD 789,676 RUB 60,331,000 Deutsche Bank Securities, Inc.
**
3/15/2022 17,020
Total unrealized appreciation 363,507
HUF 205,924,000 USD 661,280 Barclays Bank plc 3/11/2022 (12,876)
USD 250,044 HUF 80,600,000 Barclays Bank plc 3/11/2022 (3,746)
USD 498,617 HUF 163,800,000 CREDIT LYONNAIS LONDON 3/11/2022 (17,149)
CLP 457,980,000 USD 570,912 JPMorgan Chase Bank
**
3/15/2022 (2,013)
RUB 67,000,000 USD 864,487 BARCLAYS BANK PLC
**
3/15/2022 (6,421)
RUB 14,783,000 USD 197,298 DEUTSCHE BANK
SECURITIES
**
3/15/2022 (7,973)
RUB 65,055,000 USD 845,749 JPMORGAN BANK
**
3/15/2022 (12,592)
USD 952,955 BRL 5,532,000 JPMorgan Chase Bank
**
3/15/2022 (78,196)
USD 726,696 CLP 616,827,000 BARCLAYS CAPITAL INC
**
3/15/2022 (39,521)
USD 295,730 CLP 238,580,000 JPMorgan Chase Bank
**
3/15/2022 (632)
USD 169,057 COP 671,855,000 Deutsche Bank Securities, Inc.
**
3/15/2022 (305)
USD 913,745 PEN 3,748,000 Deutsche Bank Securities, Inc.
**
3/15/2022 (56,972)
USD 1,618,903 PLN 6,630,000 CREDIT LYONNAIS LONDON 3/15/2022 (1,176)
USD 216,745 PLN 893,000 Deutsche Bank Securities, Inc. 3/15/2022 (1,465)
USD 688,815 RON 3,053,000 Barclays Bank plc 3/15/2022 (2,760)
USD 630,533 RUB 50,478,000 CREDIT AGRICOLE
SECURITIES (USA) INC
**
3/15/2022 (15,937)
USD 2,362,535 ZAR 38,298,000 CREDIT LYONNAIS LONDON 3/15/2022 (115,203)
USD 350,289 HUF 115,000,000 Barclays Bank plc 3/16/2022 (11,623)
Total unrealized depreciation (386,560)
Net unrealized depreciation (23,053)
** Non-deliverable forward.
Currency:
BRL Brazilian real
CLP Chilean peso
CNY Chinese yuan
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
RON Romanian Leu
RUB Russian ruble
THB Thai baht
USD United States dollar
ZAR South African rand

Nationwide Emerging Markets Debt Fund - January 31, 2022 (Unaudited) - Statement of Investments - 47
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 21,779,689 $ – $ 21,779,689
Foreign Government Securities – 42,657,600 – 42,657,600
Forward Foreign Currency Contracts – 363,507 – 363,507
Total Assets $ – $ 64,800,796 $ – $ 64,800,796
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (386,560) $ – $ (386,560)
Total Liabilities $ – $ (386,560) $ – $ (386,560)
Total $ – $ 64,414,236 $ – $ 64,414,236
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

48 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Emerging Markets Debt Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 363,507
Total $ 363,507
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (386,560)
Total $ (386,560)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Global Sustainable Equity Fund - January 31, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks 98.0%
Shares Value ($)
AUSTRIA 1.2%
Banks 1.2%
Erste Group Bank AG 15,453 719,018
BELGIUM 1.1%
Banks 1.1%
KBC Group NV 7,793 676,466
CANADA 1.2%
Road & Rail 1.2%
Canadian Pacific Railway Ltd. 10,467 747,344
CHINA 4.0%
Automobiles 0.7%
Li Auto, Inc., ADR * 15,450 403,091
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 0.7%
Ping An Insurance Group Co.
of China Ltd., Class H 54,000 423,207
Interactive Media & Services 1.2%
Tencent Holdings Ltd. 11,900 726,344
Internet & Direct Marketing Retail 0.0%
†
JD.com, Inc., Class A * 566 21,106
Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV 4,108 843,947
2,417,695
DENMARK 1.0%
Biotechnology 1.0%
Genmab A/S * 1,720 584,330
FINLAND 1.0%
Machinery 1.0%
Metso Outotec OYJ 58,579 625,964
FRANCE 6.8%
Auto Components 1.4%
Cie Generale des
Etablissements Michelin
SCA 5,167 864,803
Banks 1.8%
Societe Generale SA 28,800 1,068,474
Entertainment 0.5%
Ubisoft Entertainment SA * 5,742 328,420
Food Products 0.9%
Danone SA 8,168 508,861
Insurance 2.2%
AXA SA 40,913 1,294,925
4,065,483
GERMANY 1.4%
Machinery 1.4%
Knorr- Bremse AG 8,493 856,783
INDIA 1.8%
Banks 1.8%
Axis Bank Ltd., GDR Reg. S * 19,996 1,055,531
Common Stocks
Shares Value ($)
INDONESIA 1.4%
Banks 1.4%
Bank Mandiri Persero Tbk . PT 1,627,600 848,085
ITALY 1.0%
Electrical Equipment 1.0%
Prysmian SpA 17,068 574,302
JAPAN 6.3%
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 13,100 373,327
Entertainment 0.7%
Nintendo Co. Ltd. 900 441,445
Household Durables 2.5%
Sony Group Corp. 12,600 1,407,651
Pharmaceuticals 0.6%
Takeda Pharmaceutical Co.
Ltd. 12,959 375,373
Professional Services 0.8%
TechnoPro Holdings, Inc. 18,714 475,411
Wireless Telecommunication Services 1.1%
SoftBank Group Corp. 15,500 685,620
3,758,827
NETHERLANDS 0.8%
Health Care Equipment & Supplies 0.8%
Koninklijke Philips NV 13,878 460,425
NORWAY 2.1%
Oil, Gas & Consumable Fuels 2.1%
Equinor ASA 46,110 1,270,262
SWITZERLAND 0.9%
Health Care Equipment & Supplies 0.9%
Alcon, Inc. 6,716 517,931
UNITED KINGDOM 11.2%
Capital Markets 1.8%
London Stock Exchange
Group plc 11,002 1,074,665
Chemicals 2.2%
Linde plc 4,315 1,375,104
Electronic Equipment, Instruments & Components 1.3%
Spectris plc 16,921 771,197
Personal Products 1.4%
Unilever plc 16,228 823,999
Pharmaceuticals 1.8%
AstraZeneca plc 9,359 1,085,999
Software 1.4%
Sage Group plc (The) 86,700 844,947
Trading Companies & Distributors 1.3%
Ashtead Group plc 10,472 748,070
6,723,981
UNITED STATES 54.8%
Auto Components 1.9%
Aptiv plc * 8,184 1,117,771

50 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Automobiles 0.5%
Rivian Automotive, Inc., Class
A *(a) 5,000 328,700
Banks 1.9%
Wells Fargo & Co. 20,865 1,122,537
Biotechnology 3.7%
AbbVie, Inc. 6,868 940,161
Mirati Therapeutics, Inc. * 2,086 248,860
Vertex Pharmaceuticals, Inc. * 4,062 987,268
2,176,289
Capital Markets 2.0%
Ameriprise Financial, Inc. 3,908 1,189,243
Chemicals 1.5%
Ecolab, Inc. 4,836 916,180
Commercial Services & Supplies 2.0%
Montrose Environmental
Group, Inc. * 14,650 670,530
MSA Safety, Inc. 3,754 515,800
1,186,330
Communications Equipment 0.8%
Ciena Corp. * 7,544 500,243
Electrical Equipment 0.5%
Shoals Technologies Group,
Inc., Class A * 17,146 289,082
Electronic Equipment, Instruments & Components 0.5%
Keysight Technologies, Inc. * 1,881 317,550
Entertainment 1.2%
Electronic Arts, Inc. 5,436 721,140
Food & Staples Retailing 1.3%
Costco Wholesale Corp. 1,542 778,910
Health Care Equipment & Supplies 0.7%
Medtronic plc 4,200 434,658
Health Care Providers & Services 3.1%
Laboratory Corp. of America
Holdings * 1,848 501,473
UnitedHealth Group, Inc. 2,911 1,375,652
1,877,125
Hotels, Restaurants & Leisure 0.9%
Sweetgreen , Inc., Class A *(a) 18,128 548,372
Household Products 1.0%
Procter & Gamble Co. (The) 3,844 616,770
Insurance 1.4%
Marsh & McLennan Cos., Inc. 5,294 813,370
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc. * 475 1,420,948
IT Services 6.2%
Akamai Technologies, Inc. * 14,437 1,653,758
Okta , Inc. * 1,982 392,218
Snowflake, Inc., Class A * 2,908 802,317
Visa, Inc., Class A 3,592 812,403
3,660,696
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc.,
Class A * 1,363 817,432
Common Stocks
Shares Value ($)
UNITED STATES
Machinery 1.8%
Ingersoll Rand, Inc. 19,134 1,075,522
Oil, Gas & Consumable Fuels 1.5%
Hess Corp. 9,867 910,625
Pharmaceuticals 1.0%
Eli Lilly & Co. 2,546 624,763
Semiconductors & Semiconductor Equipment 3.9%
Micron Technology, Inc. 10,927 898,965
Universal Display Corp. 4,443 682,045
Xilinx, Inc. 3,677 711,683
2,292,693
Software 9.0%
Cadence Design Systems,
Inc. * 6,202 943,572
Microsoft Corp. 8,119 2,524,848
salesforce.com, Inc. * 2,883 670,672
VMware, Inc., Class A 9,228 1,185,613
5,324,705
Specialty Retail 1.9%
TJX Cos., Inc. (The) 15,865 1,141,804
Technology Hardware, Storage & Peripherals 0.8%
Western Digital Corp. * 9,778 505,914
32,709,372
Total Common Stocks
(cost $42,032,268) 58,611,799
Short-Term Investment 1.3%
Money Market Fund 1.3%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (b)(c) 769,910 769,910
Total Short-Term Investment
(cost $769,910) 769,910
Total Investments
(cost $42,802,178)   — 99.3% 59,381,709
Other assets in excess of liabilities — 0.7% 444,092
NET ASSETS — 100.0%
$ 59,825,801
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $805,222, which was collateralized by
cash used to purchase a money market fund with a value of
$769,910.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $769,910.

Nationwide Global Sustainable Equity Fund - January 31, 2022 (Unaudited) - Statement of Investments - 51
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

52 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Global Sustainable Equity Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Auto Components $ 1,117,771 $ 864,803 $ – $ 1,982,574
Automobiles 731,791 – – 731,791
Banks 1,122,537 4,367,574 – 5,490,111

Nationwide Global Sustainable Equity Fund - January 31, 2022 (Unaudited) - Statement of Investments - 53
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Biotechnology $ 2,176,289 $ 584,330 $ – $ 2,760,619
Capital Markets 1,189,243 1,074,665 – 2,263,908
Chemicals 2,291,284 – – 2,291,284
Commercial Services & Supplies 1,186,330 – – 1,186,330
Communications Equipment 500,243 – – 500,243
Diversified Telecommunication Services – 373,327 – 373,327
Electrical Equipment 289,082 574,302 – 863,384
Electronic Equipment, Instruments &
Components 317,550 771,197 – 1,088,747
Entertainment 721,140 769,865 – 1,491,005
Food & Staples Retailing 778,910 – – 778,910
Food Products – 508,861 – 508,861
Health Care Equipment & Supplies 434,658 978,356 – 1,413,014
Health Care Providers & Services 1,877,125 – – 1,877,125
Hotels, Restaurants & Leisure 548,372 – – 548,372
Household Durables – 1,407,651 – 1,407,651
Household Products 616,770 – – 616,770
Insurance 813,370 1,718,132 – 2,531,502
Interactive Media & Services – 726,344 – 726,344
Internet & Direct Marketing Retail 1,420,948 21,106 – 1,442,054
IT Services 3,660,696 – – 3,660,696
Life Sciences Tools & Services 817,432 – – 817,432
Machinery 1,075,522 1,482,747 – 2,558,269
Oil, Gas & Consumable Fuels 910,625 1,270,262 – 2,180,887
Personal Products – 823,999 – 823,999
Pharmaceuticals 624,763 1,461,372 – 2,086,135
Professional Services – 475,411 – 475,411
Road & Rail 747,344 – – 747,344
Semiconductors & Semiconductor
Equipment 3,136,640 – – 3,136,640
Software 5,324,705 844,947 – 6,169,652
Specialty Retail 1,141,804 – – 1,141,804
Technology Hardware, Storage &
Peripherals 505,914 – – 505,914
Trading Companies & Distributors – 748,070 – 748,070
Wireless Telecommunication Services – 685,620 – 685,620
Total Common Stocks $ 36,078,858 $ 22,532,941 $ – $ 58,611,799
Short-Term Investment 769,910 – – 769,910
Total $ 36,848,768 $ 22,532,941 $ – $ 59,381,709
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2022, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

54 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks 96.8%
Shares Value ($)
AUSTRALIA 5.1%
Capital Markets 0.5%
Pendal Group Ltd. 934,031 3,201,203
Chemicals 0.2%
Nufarm Ltd. 371,070 1,175,640
Containers & Packaging 0.4%
Orora Ltd. 1,178,335 2,891,177
Energy Equipment & Services 0.1%
Worley Ltd. 56,479 461,647
Equity Real Estate Investment Trusts (REITs) 0.9%
Charter Hall Group 492,215 5,896,473
Hotels, Restaurants & Leisure 0.1%
Domino's Pizza Enterprises
Ltd. 13,247 979,583
IT Services 0.4%
Tyro Payments Ltd. *(a) 1,773,590 2,853,149
Metals & Mining 1.4%
Alumina Ltd. 561,729 755,448
Bellevue Gold Ltd. * 955,423 522,004
IGO Ltd. 144,839 1,218,131
Lynas Rare Earths Ltd. * 175,355 1,131,647
Mineral Resources Ltd. 58,135 2,302,131
Northern Star Resources Ltd. 189,778 1,126,614
OZ Minerals Ltd. 64,728 1,115,571
Pilbara Minerals Ltd. * 865,784 2,004,039
10,175,585
Oil, Gas & Consumable Fuels 0.2%
Beach Energy Ltd. 374,212 395,891
Whitehaven Coal Ltd. * 366,094 694,565
1,090,456
Real Estate Management & Development 0.4%
Lifestyle Communities Ltd. 226,130 2,711,474
Software 0.2%
SiteMinder Ltd. * 304,442 1,275,989
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.
(a) 124,129 1,919,951
34,632,327
AUSTRIA 2.4%
Banks 1.2%
Addiko Bank AG 171,044 2,360,188
BAWAG Group AG Reg. S (b) 95,218 5,718,146
8,078,334
Construction Materials 0.2%
Wienerberger AG 36,115 1,305,103
Electronic Equipment, Instruments & Components 0.4%
AT&S Austria Technologie &
Systemtechnik AG 61,415 2,868,878
Machinery 0.6%
ANDRITZ AG 74,380 3,959,720
16,212,035
BELGIUM 1.0%
Air Freight & Logistics 0.3%
bpost SA * 284,319 2,095,317
Common Stocks
Shares Value ($)
BELGIUM
Banks 0.7%
KBC Ancora 93,950 4,524,029
6,619,346
BRAZIL 1.8%
IT Services 0.4%
Locaweb Servicos de Internet
SA Reg. S *(b) 1,617,800 2,955,248
Software 0.8%
TOTVS SA 878,200 4,807,683
Water Utilities 0.2%
Cia de Saneamento Basico
do Estado de Sao Paulo * 231,100 1,625,938
Wireless Telecommunication Services 0.4%
TIM SA * 1,038,400 2,594,973
11,983,842
CANADA 3.1%
Chemicals 0.3%
EcoSynthetix , Inc. * 561,534 2,226,434
Entertainment 0.4%
Boat Rocker Media, Inc. * 530,876 2,789,798
IT Services 1.0%
Nuvei Corp. Reg. S *(b) 112,387 6,855,607
Oil, Gas & Consumable Fuels 0.1%
Parex Resources, Inc. 45,121 959,817
Software 1.3%
Lightspeed Commerce, Inc.
*(a) 245,410 7,964,484
20,796,140
CHINA 2.3%
Auto Components 0.3%
Minth Group Ltd. 491,677 2,279,002
Automobiles 0.2%
Niu Technologies, ADR *(a) 74,856 1,051,727
Biotechnology 0.0%
†
Gracell Biotechnologies, Inc.,
ADR *(a) 68,825 244,329
Gas Utilities 0.5%
Beijing Enterprises Holdings
Ltd. 799,500 2,723,498
Hotels, Restaurants & Leisure 0.0%
†
Tongcheng Travel Holdings
Ltd. Reg. S * 105,600 217,819
Independent Power and Renewable Electricity Producers
0.2%
China Datang Corp.
Renewable Power Co. Ltd.,
Class H 3,759,000 1,536,412
Machinery 0.6%
Airtac International Group 58,832 2,079,086
Estun Automation Co. Ltd.,
Class A 170,800 634,956

Nationwide International Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
CHINA
Machinery
Precision Tsugami China
Corp. Ltd. Reg. S 656,738 839,982
3,554,024
Pharmaceuticals 0.1%
Hutchmed China Ltd., ADR * 37,359 1,017,659
Real Estate Management & Development 0.3%
CIFI Holdings Group Co. Ltd. 3,214,000 2,098,697
Software 0.1%
Venustech Group, Inc., Class
A 147,800 572,583
15,295,750
COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canacol Energy Ltd. 367,125 967,524
DENMARK 1.6%
Beverages 0.3%
Royal Unibrew A/S 19,092 2,191,492
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 30,948 3,764,515
Zealand Pharma A/S *(a) 51,987 1,011,764
4,776,279
Marine 0.1%
Dfds A/S * 17,919 874,397
Software 0.5%
Netcompany Group A/S Reg.
S (b) 45,396 3,327,972
11,170,140
EGYPT 0.1%
Metals & Mining 0.1%
Centamin plc 829,054 994,361
FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F 17,848 1,232,470
FINLAND 1.0%
Chemicals 0.3%
Kemira OYJ 156,398 2,303,596
Machinery 0.7%
Cargotec OYJ, Class B 65,538 3,282,187
Wartsila OYJ Abp 111,580 1,382,390
4,664,577
6,968,173
FRANCE 5.4%
Auto Components 0.2%
Valeo SA 48,326 1,350,414
Capital Markets 0.5%
Rothschild & Co. 72,339 3,145,863
Construction Materials 0.3%
Imerys SA 15,472 709,177
Vicat SA 27,831 1,153,267
1,862,444
Gas Utilities 0.4%
Rubis SCA 85,068 2,744,814
Common Stocks
Shares Value ($)
FRANCE
Hotels, Restaurants & Leisure 0.6%
Elior Group SA Reg. S *(b) 666,684 4,018,536
Household Durables 0.4%
Kaufman & Broad SA 66,141 2,623,983
Media 1.0%
JCDecaux SA * 275,769 7,520,400
Real Estate Management & Development 0.6%
Nexity SA 93,865 3,920,479
Road & Rail 0.3%
ALD SA Reg. S (b) 144,908 2,164,333
Semiconductors & Semiconductor Equipment 0.3%
SOITEC * 12,461 2,267,980
Specialty Retail 0.8%
Maisons du Monde SA Reg.
S (b) 223,884 5,106,005
36,725,251
GERMANY 2.4%
Chemicals 0.2%
Wacker Chemie AG 11,740 1,689,401
Industrial Conglomerates 0.3%
Rheinmetall AG 22,596 2,342,847
Life Sciences Tools & Services 0.8%
Evotec SE * 36,289 1,453,892
Gerresheimer AG 36,742 3,277,673
4,731,565
Metals & Mining 0.5%
Aurubis AG 21,293 2,199,297
thyssenkrupp AG * 64,575 652,479
2,851,776
Professional Services 0.4%
Bertrandt AG 46,549 2,706,010
Thrifts & Mortgage Finance 0.2%
Deutsche Pfandbriefbank AG
Reg. S (b) 122,653 1,502,686
Transportation Infrastructure 0.0%
†
Hamburger Hafen und
Logistik AG 6,564 140,899
15,965,184
GREECE 0.8%
Diversified Telecommunication Services 0.8%
Hellenic Telecommunications
Organization SA 284,222 5,535,410
HONG KONG 1.6%
Banks 0.8%
Dah Sing Financial Holdings
Ltd. 1,574,000 5,109,946
Diversified Telecommunication Services 0.1%
HKBN Ltd. 770,500 968,980
Hotels, Restaurants & Leisure 0.7%
Mandarin Oriental
International Ltd. * 1,120,600 2,421,157

56 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
HONG KONG
Hotels, Restaurants & Leisure
Melco Resorts &
Entertainment Ltd., ADR * 215,895 2,279,851
4,701,008
10,779,934
IRELAND 1.6%
Banks 0.7%
AIB Group plc * 1,738,451 4,590,811
Trading Companies & Distributors 0.9%
AerCap Holdings NV * 94,945 5,981,535
10,572,346
ISRAEL 0.7%
Real Estate Management & Development 0.7%
Melisron Ltd. * 56,636 4,973,166
ITALY 3.5%
Aerospace & Defense 0.1%
Leonardo SpA *(a) 104,786 754,553
Capital Markets 0.3%
Banca Generali SpA 47,967 1,932,146
Construction Materials 0.3%
Buzzi Unicem SpA 83,196 1,731,922
Energy Equipment & Services 0.1%
Saipem SpA * 258,645 393,648
Gas Utilities 0.5%
Italgas SpA (a) 557,013 3,689,196
Life Sciences Tools & Services 0.3%
Stevanato Group SpA * 131,600 2,285,892
Machinery 0.2%
Interpump Group SpA 23,970 1,475,270
Textiles, Apparel & Luxury Goods 1.5%
Brunello Cucinelli SpA *(a) 25,267 1,462,619
OVS SpA Reg. S *(b) 2,097,250 5,823,565
Salvatore Ferragamo SpA * 141,588 3,028,854
10,315,038
Transportation Infrastructure 0.2%
Enav SpA Reg. S *(b) 267,311 1,228,123
23,805,788
JAPAN 22.0%
Air Freight & Logistics 0.4%
Kintetsu World Express, Inc. 98,900 2,467,908
Auto Components 0.4%
Ichikoh Industries Ltd. 36,100 158,997
Musashi Seimitsu Industry
Co. Ltd. 152,300 2,291,864
Nifco, Inc. 18,900 551,444
3,002,305
Automobiles 0.3%
Yamaha Motor Co. Ltd. 72,830 1,738,268
Banks 1.4%
Bank of Kyoto Ltd. (The) (a) 100,416 4,684,290
Fukuoka Financial Group, Inc. 239,700 4,711,467
9,395,757
Common Stocks
Shares Value ($)
JAPAN
Beverages 0.2%
Ito En Ltd. 29,900 1,615,888
Building Products 0.2%
Sekisui Jushi Corp. 38,400 678,428
Sinko Industries Ltd. 32,900 524,418
1,202,846
Chemicals 1.4%
Air Water, Inc. 90,900 1,384,763
JSR Corp. 32,882 1,095,803
Lintec Corp. 29,500 684,850
MEC Co. Ltd. 40,000 1,134,430
Nippon Shokubai Co. Ltd. 13,200 620,812
NOF Corp. 28,200 1,290,724
Shin-Etsu Polymer Co. Ltd. 80,400 771,949
Showa Denko KK (a) 56,600 1,176,931
Tokyo Ohka Kogyo Co. Ltd. 22,100 1,305,868
9,466,130
Construction & Engineering 1.2%
COMSYS Holdings Corp. 55,200 1,314,830
EXEO Group, Inc. 58,700 1,195,006
Hibiya Engineering Ltd. 20,000 329,578
JTOWER, Inc. *(a) 31,800 1,467,411
Kumagai Gumi Co. Ltd. 28,300 722,067
Kyudenko Corp. 31,800 813,478
Mirait Holdings Corp. 55,800 927,234
Nichireki Co. Ltd. 28,900 320,264
Totetsu Kogyo Co. Ltd. 15,700 334,346
Toyo Construction Co. Ltd. 69,200 344,337
Yokogawa Bridge Holdings
Corp. 32,000 597,921
8,366,472
Containers & Packaging 0.3%
FP Corp. 69,800 2,244,178
Diversified Financial Services 0.4%
Zenkoku Hosho Co. Ltd. 59,600 2,666,502
Electrical Equipment 0.3%
Ushio, Inc. 126,400 1,972,432
Electronic Equipment, Instruments & Components 0.6%
Ibiden Co. Ltd. 31,800 1,775,201
Taiyo Yuden Co. Ltd. 45,880 2,225,254
4,000,455
Entertainment 0.1%
Square Enix Holdings Co.
Ltd. 18,700 915,415
Equity Real Estate Investment Trusts (REITs) 0.8%
Comforia Residential REIT,
Inc. 1,207 3,241,055
Frontier Real Estate
Investment Corp. 519 2,187,221
5,428,276
Food & Staples Retailing 0.9%
Kobe Bussan Co. Ltd. 50,800 1,581,901
MatsukiyoCocokara & Co. 67,500 2,315,434
Sundrug Co. Ltd. 91,500 2,305,433
6,202,768
Food Products 0.7%
Itoham Yonekyu Holdings,
Inc. 254,400 1,492,888

Nationwide International Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
JAPAN
Food Products
Kagome Co. Ltd. 15,100 393,022
NH Foods Ltd. 19,700 757,262
Nichirei Corp. 92,300 2,123,862
4,767,034
Health Care Equipment & Supplies 0.9%
Asahi Intecc Co. Ltd. 165,800 2,826,367
Jeol Ltd. 23,400 1,280,606
Mani, Inc. 143,100 2,072,804
6,179,777
Household Durables 0.6%
Open House Group Co. Ltd.
(a) 83,300 4,295,005
Industrial Conglomerates 0.0%
†
TOKAI Holdings Corp. 43,000 329,314
Insurance 0.3%
Lifenet Insurance Co. * 309,800 1,750,390
Interactive Media & Services 0.7%
Dip Corp. 158,500 5,013,053
IT Services 0.4%
Comture Corp. 31,512 771,321
GMO internet, Inc. 40,900 876,267
NET One Systems Co. Ltd. 39,010 926,770
2,574,358
Machinery 2.7%
Amada Co. Ltd. 218,100 2,114,107
Ebara Corp. 34,900 1,711,755
Fuji Corp. 68,000 1,572,506
Giken Ltd. 16,200 554,039
Hino Motors Ltd. 380,000 3,299,129
IHI Corp. 53,100 1,067,472
Kawasaki Heavy Industries
Ltd. 68,500 1,324,786
Max Co. Ltd. 43,600 695,991
Nabtesco Corp. 57,500 1,794,611
Nippon Thompson Co. Ltd. 188,200 1,005,657
NSK Ltd. 104,400 711,031
Shibaura Machine Co. Ltd. 19,000 546,200
Sumitomo Heavy Industries
Ltd. 54,300 1,426,016
THK Co. Ltd. 54,600 1,359,118
19,182,418
Media 1.0%
Hakuhodo DY Holdings, Inc. 369,054 5,657,725
Kadokawa Corp. 59,700 1,237,955
6,895,680
Metals & Mining 0.5%
Maruichi Steel Tube Ltd. 28,200 625,136
Mitsubishi Materials Corp. 63,800 1,136,178
Tokyo Steel Manufacturing
Co. Ltd. 68,900 660,409
Yodogawa Steel Works Ltd.
(a) 34,700 737,144
3,158,867
Oil, Gas & Consumable Fuels 0.2%
Iwatani Corp. 13,500 636,015
Common Stocks
Shares Value ($)
JAPAN
Oil, Gas & Consumable Fuels
Japan Petroleum Exploration
Co. Ltd. 29,900 710,831
1,346,846
Personal Products 0.3%
Fancl Corp. 63,200 1,614,675
Mandom Corp. 25,600 307,236
1,921,911
Professional Services 0.1%
BayCurrent Consulting, Inc. 1,350 511,231
Real Estate Management & Development 1.5%
Heiwa Real Estate Co. Ltd. 129,800 4,430,417
SRE Holdings Corp. * 64,300 2,512,121
Tokyo Tatemono Co. Ltd. 227,100 3,391,525
10,334,063
Road & Rail 0.4%
Fukuyama Transporting Co.
Ltd. 28,200 889,633
Nikkon Holdings Co. Ltd. 39,800 751,579
Seino Holdings Co. Ltd. 79,000 784,480
2,425,692
Semiconductors & Semiconductor Equipment 0.4%
Shinko Electric Industries Co.
Ltd. 64,840 2,986,380
Software 0.7%
Chatwork Co. Ltd. *(a) 70,800 425,512
Freee KK *(a) 50,500 2,010,952
Money Forward, Inc. *(a) 28,689 1,323,208
Sansan , Inc. * 89,108 994,295
4,753,967
Textiles, Apparel & Luxury Goods 0.7%
Asics Corp. 228,500 4,463,284
Trading Companies & Distributors 0.5%
Inaba Denki Sangyo Co. Ltd. 45,800 1,062,541
Sojitz Corp. 98,980 1,546,395
Yamazen Corp. 70,000 609,629
3,218,565
Transportation Infrastructure 0.5%
Japan Airport Terminal Co.
Ltd. * 41,600 1,802,709
Sumitomo Warehouse Co.
Ltd. (The) 83,800 1,508,073
3,310,782
150,104,217
LUXEMBOURG 0.3%
Automobiles 0.2%
Arrival SA *(a) 263,520 1,030,363
Personal Products 0.1%
L'Occitane International SA 234,000 918,819
1,949,182
MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd. 1,314,700 1,046,070

58 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
MEXICO 0.3%
Real Estate Management & Development 0.3%
Corp. Inmobiliaria Vesta SAB
de CV 1,138,500 2,156,350
NETHERLANDS 2.3%
Biotechnology 0.5%
Merus NV * 154,138 3,793,336
Chemicals 0.3%
Corbion NV 45,183 1,893,612
Construction & Engineering 0.3%
Boskalis Westminster 62,877 1,786,105
Energy Equipment & Services 0.1%
SBM Offshore NV 32,186 509,556
Hotels, Restaurants & Leisure 0.3%
DP Eurasia NV Reg. S *(b) 2,157,390 2,202,002
Semiconductors & Semiconductor Equipment 0.4%
BE Semiconductor Industries
NV 32,931 2,788,526
Trading Companies & Distributors 0.4%
IMCD NV 16,866 2,909,295
15,882,432
NEW ZEALAND 0.2%
Building Products 0.2%
Fletcher Building Ltd. 325,637 1,379,078
NORWAY 1.0%
Aerospace & Defense 0.2%
Kongsberg Gruppen ASA 46,819 1,419,959
Banks 0.3%
Sparebanken More 31,328 1,702,280
Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S * 591,664 1,538,698
Food Products 0.3%
Salmar ASA 32,757 2,232,417
6,893,354
PHILIPPINES 0.4%
Hotels, Restaurants & Leisure 0.4%
Bloomberry Resorts Corp. * 22,031,700 2,722,180
SOUTH KOREA 0.4%
Auto Components 0.2%
SNT Motiv Co. Ltd. 28,173 1,036,786
Semiconductors & Semiconductor Equipment 0.1%
Eugene Technology Co. Ltd. 31,670 1,290,452
Software 0.1%
Douzone Bizon Co. Ltd. * 13,350 591,689
2,918,927
SPAIN 2.8%
Banks 0.5%
Bankinter SA 583,882 3,420,683
Electric Utilities 1.0%
Acciona SA (a) 36,930 6,461,181
Common Stocks
Shares Value ($)
SPAIN
Equity Real Estate Investment Trusts (REITs) 0.1%
Arima Real Estate SOCIMI
SA * 71,868 729,190
Food Products 0.6%
Ebro Foods SA (a) 101,163 1,876,801
Viscofan SA 38,179 2,315,126
4,191,927
Hotels, Restaurants & Leisure 0.3%
Melia Hotels International
SA * 276,609 2,099,655
Pharmaceuticals 0.3%
Almirall SA 146,979 1,893,599
18,796,235
SWEDEN 6.9%
Aerospace & Defense 0.2%
Saab AB, Class B 48,882 1,157,242
Capital Markets 0.2%
Nordnet AB publ 105,639 1,658,622
Construction & Engineering 0.3%
Peab AB, Class B 70,363 792,238
Sweco AB, Class B 67,543 948,487
1,740,725
Containers & Packaging 0.5%
BillerudKorsnas AB 209,570 3,340,048
Health Care Equipment & Supplies 0.6%
Cellavision AB 55,005 1,791,162
Surgical Science Sweden
AB * 114,203 2,437,117
4,228,279
Industrial Conglomerates 0.1%
Nolato AB, Class B 81,340 835,901
Leisure Products 0.5%
Thule Group AB Reg. S (b) 63,901 3,071,500
Machinery 1.8%
Indutrade AB 75,940 1,881,851
Trelleborg AB, Class B 415,108 10,455,283
12,337,134
Metals & Mining 0.2%
SSAB AB, Class A * 284,583 1,686,179
Real Estate Management & Development 2.1%
Castellum AB 133,383 3,127,831
Catena AB 98,844 5,600,180
Cibus Nordic Real Estate AB 62,343 1,724,818
Nyfosa AB 235,451 3,652,477
14,105,306
Trading Companies & Distributors 0.4%
AddTech AB, Class B 81,492 1,514,004
Beijer Ref AB 66,596 1,160,289
2,674,293
46,835,229
SWITZERLAND 2.2%
Construction & Engineering 0.1%
Implenia AG (Registered) *(a) 19,046 465,154

Nationwide International Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services 1.5%
Siegfried Holding AG
(Registered) * 6,274 5,070,770
Tecan Group AG (Registered) 11,048 5,369,633
10,440,403
Machinery 0.1%
Interroll Holding AG
(Registered) 164 694,436
Specialty Retail 0.5%
Dufry AG (Registered) *(a) 68,334 3,524,031
15,124,024
TAIWAN 1.5%
Electronic Equipment, Instruments & Components 0.2%
Chroma ATE, Inc. 180,209 1,392,751
Semiconductors & Semiconductor Equipment 1.3%
Advanced Wireless
Semiconductor Co. 198,543 857,381
ASMedia Technology, Inc. 16,000 914,217
ASPEED Technology, Inc. 18,000 1,997,748
Chang Wah Technology Co.
Ltd. 457,000 1,622,633
Realtek Semiconductor Corp. 176,229 3,421,689
8,813,668
10,206,419
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 143,453 476,708
UNITED ARAB EMIRATES 1.0%
IT Services 1.0%
Network International
Holdings plc Reg. S *(b) 1,823,903 6,527,884
UNITED KINGDOM 19.7%
Aerospace & Defense 0.6%
Meggitt plc * 195,321 1,962,278
QinetiQ Group plc 222,551 804,884
Ultra Electronics Holdings plc 27,882 1,090,308
3,857,470
Airlines 0.4%
easyJet plc * 332,903 2,808,276
Beverages 0.1%
Britvic plc 56,196 690,958
Biotechnology 0.9%
Abcam plc * 297,685 5,382,259
Immunocore Holdings plc,
ADR *(a) 26,856 606,140
5,988,399
Building Products 0.1%
Genuit Group plc 67,658 524,313
Capital Markets 1.5%
Allfunds Group plc * 171,199 2,427,311
Impax Asset Management
Group plc 67,746 1,005,360
Intermediate Capital Group
plc 123,989 3,196,432
Ninety One plc 934,264 3,276,793
9,905,896
Common Stocks
Shares Value ($)
UNITED KINGDOM
Chemicals 0.3%
Synthomer plc 399,103 1,969,394
Commercial Services & Supplies 0.4%
Smart Metering Systems plc 265,380 2,651,287
Construction & Engineering 0.2%
Balfour Beatty plc 309,389 1,056,285
Construction Materials 0.1%
Marshalls plc 73,645 701,165
Electronic Equipment, Instruments & Components 1.1%
Spectris plc 160,400 7,310,439
Energy Equipment & Services 0.1%
Subsea 7 SA 88,508 662,985
Equity Real Estate Investment Trusts (REITs) 2.6%
Safestore Holdings plc 297,506 5,074,772
UNITE Group plc (The) 357,986 5,001,676
Workspace Group plc 751,776 8,582,542
18,658,990
Food Products 0.8%
Cranswick plc 56,527 2,794,402
Tate & Lyle plc 274,619 2,625,743
5,420,145
Health Care Equipment & Supplies 0.5%
ConvaTec Group plc Reg. S
(b) 1,464,496 3,469,743
Hotels, Restaurants & Leisure 2.2%
Domino's Pizza Group plc (a) 127,692 668,281
Greggs plc 53,800 1,955,926
Restaurant Group plc (The) * 3,605,713 4,684,238
SSP Group plc * 1,402,253 5,169,680
Trainline plc Reg. S *(b) 743,353 2,265,228
14,743,353
Insurance 1.3%
Beazley plc * 872,251 5,798,304
Lancashire Holdings Ltd. 387,779 2,869,750
8,668,054
IT Services 0.9%
Softcat plc 280,247 6,224,006
Machinery 2.3%
IMI plc 317,693 7,117,872
Rotork plc 1,851,272 8,485,274
15,603,146
Media 0.4%
Hyve Group plc * 2,213,051 3,027,564
Multiline Retail 0.5%
B&M European Value Retail
SA 451,547 3,454,746
Oil, Gas & Consumable Fuels 0.1%
Capricorn Energy plc * 162,509 450,783
Real Estate Management & Development 1.1%
Savills plc 410,189 7,457,965
Road & Rail 0.5%
National Express Group plc * 911,348 3,099,301
Trading Companies & Distributors 0.3%
Grafton Group plc 48,257 754,278

60 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors
Travis Perkins plc 69,903 1,413,713
2,167,991
Water Utilities 0.4%
Pennon Group plc 194,032 2,830,921
133,403,575
UNITED STATES 0.8%
Building Products 0.4%
Caesarstone Ltd. 122,536 1,510,869
Reliance Worldwide Corp.
Ltd. 435,838 1,615,166
3,126,035
Semiconductors & Semiconductor Equipment 0.4%
Parade Technologies Ltd. 34,000 2,518,538
5,644,573
Total Common Stocks
(cost $604,960,429) 657,295,624
Exchange Traded Fund 2.3%
UNITED STATES 2.3%
iShares MSCI EAFE Small-
Cap ETF 227,244 15,598,028
Total Exchange Traded Fund
(cost $16,259,395) 15,598,028
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $–) 0
Short-Term Investment 4.1%
Shares
Money Market Fund 4.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01%, (c)(d) 27,870,088 27,870,088
Total Short-Term Investment
(cost $27,870,088) 27,870,088
Total Investments
(cost $649,089,912)   — 103.2% 700,763,740
Liabilities in excess of other assets
— (3.2)% (21,896,929)
NET ASSETS — 100.0%
$ 678,866,811
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan
as of January 31, 2022 was $38,164,541, which was
collateralized by cash used to purchase a money market
fund with a total value of $27,870,088 and by $12,278,227
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% - 3.38%, and
maturity dates ranging from 2/10/2022 – 2/15/2051; a total
value of $40,148,315.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of January 31, 2022 was $56,236,578 which
represents 8.28% of net assets.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of January 31, 2022 was
$27,870,088.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide International Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 61
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

62 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Small Cap Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 7,189,224 $ – $ 7,189,224
Air Freight & Logistics – 4,563,225 – 4,563,225
Airlines – 2,808,276 – 2,808,276
Auto Components – 7,668,507 – 7,668,507
Automobiles 2,082,090 1,738,268 – 3,820,358
Banks – 36,821,840 – 36,821,840
Beverages – 4,498,338 – 4,498,338
Biotechnology 8,408,320 6,394,023 – 14,802,343
Building Products 1,510,869 4,721,403 – 6,232,272
Capital Markets – 19,843,730 – 19,843,730
Chemicals 2,226,434 18,497,773 – 20,724,207
Commercial Services & Supplies – 2,651,287 – 2,651,287
Construction & Engineering – 13,414,741 – 13,414,741
Construction Materials – 5,600,634 – 5,600,634
Containers & Packaging – 8,475,403 – 8,475,403
Diversified Financial Services – 2,666,502 – 2,666,502
Diversified Telecommunication Services – 6,504,390 – 6,504,390
Electric Utilities – 6,461,181 – 6,461,181
Electrical Equipment – 1,972,432 – 1,972,432
Electronic Equipment, Instruments &
Components – 16,618,593 – 16,618,593
Energy Equipment & Services – 3,566,534 – 3,566,534
Entertainment 2,789,798 915,415 – 3,705,213
Equity Real Estate Investment Trusts
(REITs) – 30,712,929 – 30,712,929
Food & Staples Retailing – 6,202,768 – 6,202,768
Food Products – 17,843,993 – 17,843,993
Gas Utilities – 9,157,508 – 9,157,508
Health Care Equipment & Supplies – 13,877,799 – 13,877,799
Hotels, Restaurants & Leisure 2,279,851 29,404,285 – 31,684,136
Household Durables – 6,918,988 – 6,918,988
Independent Power and Renewable
Electricity Producers – 1,536,412 – 1,536,412
Industrial Conglomerates – 3,508,062 – 3,508,062
Insurance – 10,418,444 – 10,418,444
Interactive Media & Services – 5,013,053 – 5,013,053
IT Services 9,810,855 18,179,397 – 27,990,252
Leisure Products – 3,071,500 – 3,071,500
Life Sciences Tools & Services 2,285,892 15,171,968 – 17,457,860
Machinery – 61,470,725 – 61,470,725
Marine – 874,397 – 874,397
Media – 17,443,644 – 17,443,644
Metals & Mining – 19,343,476 – 19,343,476
Multiline Retail – 3,454,746 – 3,454,746
Oil, Gas & Consumable Fuels 1,927,341 2,888,085 – 4,815,426
Personal Products – 2,840,730 – 2,840,730
Pharmaceuticals 1,017,659 1,893,599 – 2,911,258
Professional Services – 3,217,241 – 3,217,241
Real Estate Management & Development 2,156,350 45,601,150 – 47,757,500
Road & Rail – 7,689,326 – 7,689,326
Semiconductors & Semiconductor
Equipment – 20,665,544 – 20,665,544
Software 12,772,167 10,522,200 – 23,294,367
Specialty Retail – 8,630,036 – 8,630,036
Textiles, Apparel & Luxury Goods – 14,778,322 – 14,778,322
Thrifts & Mortgage Finance – 1,502,686 – 1,502,686
Trading Companies & Distributors 5,981,535 12,890,095 – 18,871,630
Transportation Infrastructure – 4,679,804 – 4,679,804

Nationwide International Small Cap Fund - January 31, 2022 (Unaudited) - Statement of Investments - 63
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ 1,625,938 $ 2,830,921 $ – $ 4,456,859
Wireless Telecommunication Services 2,594,973 – – 2,594,973
Total Common Stocks $ 59,470,072 $ 597,825,552 $ – $ 657,295,624
Exchange Traded Fund 15,598,028 – – 15,598,028
Rights – – – –
Short-Term Investment 27,870,088 – – 27,870,088
Total $ 102,938,188 $ 597,825,552 $ – $ 700,763,740
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2022, the Fund held one right investment that was categorized as Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0.5%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 163,240 168,675
Automobiles 0.4%
Carmax Auto Owner Trust,
Series 2021-1, Class A3,
0.34%, 12/15/2025 900,000 891,595
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 760,000 758,918
1,650,513
Credit Card 0.1%
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 50,000 48,941
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 630,892
679,833
Total Asset-Backed Securities
(cost $2,489,307)
2,499,021
Commercial Mortgage-Backed Securities 2.0%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 478,260
Series 2020-C7, Class A5,
2.04%, 4/15/2053 670,000 646,651
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 674,789
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 520,118
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 102,390
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 102,382
Series K037, Class A2,
3.49%, 1/25/2024 200,000 207,214
Series K066, Class A2,
3.12%, 6/25/2027 750,000 797,149
Series K739, Class A2,
1.34%, 9/25/2027 620,000 604,226
Series K115, Class A2,
1.38%, 6/25/2030 960,000 914,380
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 225,157
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,200,000 1,209,276
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 779,597
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 786,916
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2013-C10, Class A5,
4.07%, 7/15/2046(a) 250,000 257,821
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 450,000 473,729
Series 2017-H1, Class A5,
3.53%, 6/15/2050 400,000 423,162
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 158,069
Total Commercial Mortgage-Backed
Securities
(cost $9,404,126) 9,361,286
Corporate Bonds 25.4%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 206,719
1.43%, 2/4/2024 250,000 247,399
3.10%, 5/1/2026 200,000 203,166
3.20%, 3/1/2029 150,000 150,658
5.15%, 5/1/2030 50,000 56,273
5.71%, 5/1/2040 200,000 240,679
3.75%, 2/1/2050 250,000 242,156
General Dynamics Corp. ,
4.25%, 4/1/2040 100,000 115,209
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 263,284
4.85%, 4/27/2035 55,000 64,180
Leidos , Inc. ,
2.30%, 2/15/2031 50,000 46,006
Lockheed Martin Corp. ,
2.90%, 3/1/2025 300,000 309,124
4.09%, 9/15/2052 100,000 116,014
Northrop Grumman Corp. ,
4.75%, 6/1/2043 100,000 119,185
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 200,000 218,263
4.50%, 6/1/2042 300,000 347,020
Textron, Inc. ,
4.30%, 3/1/2024 250,000 261,727
3,207,062
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.25%, 5/15/2030 100,000 110,267
4.55%, 4/1/2046 150,000 167,170
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 254,467

2 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
5.30%, 4/1/2050 100,000 139,083
670,987
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 100,000 96,902
Auto Components 0.1%
Aptiv plc ,
5.40%, 3/15/2049 50,000 62,364
BorgWarner, Inc. ,
3.38%, 3/15/2025 70,000 72,692
2.65%, 7/1/2027 25,000 25,276
Lear Corp. ,
3.80%, 9/15/2027 123,000 129,831
290,163
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 50,000 72,627
General Motors Co. ,
4.88%, 10/2/2023 200,000 210,222
6.25%, 10/2/2043 150,000 191,577
474,426
Banks 4.7%
Banco Santander SA ,
2.71%, 6/27/2024 200,000 203,663
4.25%, 4/11/2027 200,000 215,024
Bank of America Corp. ,
4.10%, 7/24/2023 250,000 260,425
4.25%, 10/22/2026 145,000 156,739
3.25%, 10/21/2027 250,000 259,248
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(b) 281,000 291,832
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(b) 250,000 266,776
(SOFR + 2.15%), 2.59%,
4/29/2031(b) 100,000 97,963
(SOFR + 1.32%), 2.69%,
4/22/2032(b) 200,000 195,999
(SOFR + 1.93%), 2.68%,
6/19/2041(b) 50,000 45,595
5.88%, 2/7/2042 25,000 33,673
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(b) 250,000 291,446
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(b) 300,000 344,400
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(b) 100,000 112,384
Bank of Nova Scotia (The) ,
2.70%, 8/3/2026 250,000 255,834
Barclays plc ,
4.34%, 1/10/2028 250,000 267,674
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
4.84%, 5/9/2028 200,000 215,308
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(b) 250,000 277,457
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 264,932
Citigroup, Inc. ,
3.75%, 6/16/2024 300,000 313,786
3.70%, 1/12/2026 250,000 264,847
3.40%, 5/1/2026 200,000 210,058
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(b) 200,000 212,050
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(b) 100,000 104,529
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(b) 150,000 160,465
(SOFR + 2.11%), 2.57%,
6/3/2031(b) 200,000 194,890
6.63%, 6/15/2032 182,000 233,939
4.65%, 7/23/2048 200,000 240,890
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 255,637
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 108,850
Cooperatieve Rabobank UA ,
3.38%, 5/21/2025 250,000 262,241
5.25%, 5/24/2041 125,000 164,882
Discover Bank ,
4.20%, 8/8/2023 250,000 260,062
Fifth Third Bancorp ,
3.95%, 3/14/2028 150,000 161,371
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(b) 200,000 218,009
4.95%, 3/31/2030 200,000 227,761
5.25%, 3/14/2044 200,000 243,976
ING Groep NV ,
3.55%, 4/9/2024 400,000 414,453
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(b) 250,000 256,500
3.63%, 5/13/2024 350,000 365,795
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(b) 200,000 208,384
3.13%, 1/23/2025 250,000 258,831
(SOFR + 0.49%), 0.77%,
8/9/2025(b) 100,000 97,083
(SOFR + 1.16%), 2.30%,
10/15/2025(b) 250,000 251,497
3.30%, 4/1/2026 250,000 261,109
4.13%, 12/15/2026 250,000 269,482
8.00%, 4/29/2027 202,000 255,518

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(ICE LIBOR USD 3
Month + 1.33%), 4.45%,
12/5/2029(b) 25,000 27,523
(SOFR + 1.51%), 2.74%,
10/15/2030(b) 100,000 99,459
(SOFR + 3.79%), 4.49%,
3/24/2031(b) 200,000 223,561
(SOFR + 2.04%), 2.52%,
4/22/2031(b) 125,000 121,817
(SOFR + 1.26%), 2.96%,
1/25/2033(b) 35,000 35,230
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(b) 250,000 287,079
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(b) 150,000 163,846
(SOFR + 2.44%), 3.11%,
4/22/2051(b) 200,000 192,643
Kreditanstalt fuer
Wiederaufbau ,
1.63%, 2/15/2023 500,000 503,722
0.25%, 10/19/2023 500,000 492,512
0.63%, 1/22/2026 100,000 96,064
2.88%, 4/3/2028 200,000 212,700
1.75%, 9/14/2029 100,000 99,380
Landwirtschaftliche
Rentenbank ,
3.13%, 11/14/2023 500,000 517,054
Lloyds Banking Group plc ,
4.05%, 8/16/2023 500,000 518,691
4.50%, 11/4/2024 250,000 264,237
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(b) 200,000 209,263
Mitsubishi UFJ Financial
Group, Inc. ,
3.76%, 7/26/2023 200,000 206,701
3.75%, 7/18/2039 200,000 215,025
Mizuho Financial Group, Inc. ,
3.17%, 9/11/2027 250,000 258,212
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 264,027
NatWest Group plc ,
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(b) 250,000 280,589
PNC Bank NA ,
3.88%, 4/10/2025 250,000 263,790
PNC Financial Services
Group, Inc. (The) ,
2.55%, 1/22/2030 200,000 199,620
Royal Bank of Canada ,
0.65%, 7/29/2024 200,000 194,918
2.25%, 11/1/2024 250,000 252,616
2.05%, 1/21/2027 100,000 98,968
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 106,612
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(b) 250,000 241,537
Sumitomo Mitsui Financial
Group, Inc. ,
2.45%, 9/27/2024 250,000 253,987
3.78%, 3/9/2026 250,000 265,617
3.20%, 9/17/2029 250,000 254,176
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 500,000 496,525
0.55%, 3/4/2024 250,000 244,668
2.65%, 6/12/2024 200,000 204,495
1.25%, 12/13/2024 100,000 98,555
Truist Bank ,
2.25%, 3/11/2030 250,000 241,117
US Bancorp ,
3.38%, 2/5/2024 250,000 258,894
2.40%, 7/30/2024 250,000 254,675
Series X, 3.15%, 4/27/2027 250,000 263,217
Wells Fargo & Co. ,
3.75%, 1/24/2024 750,000 779,666
(SOFR + 1.26%), 2.57%,
2/11/2031(b) 250,000 245,892
5.61%, 1/15/2044 283,000 361,792
(SOFR + 4.50%), 5.01%,
4/4/2051(b) 200,000 256,186
Westpac Banking Corp. ,
3.30%, 2/26/2024 150,000 155,731
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(b) 85,000 81,266
3.13%, 11/18/2041 65,000 61,370
21,958,492
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 285,000 337,184
Anheuser-Busch InBev
Worldwide, Inc. ,
4.60%, 4/15/2048 150,000 171,642
4.50%, 6/1/2050 200,000 230,678
4.75%, 4/15/2058 100,000 115,416
Coca-Cola Co. (The) ,
1.75%, 9/6/2024 250,000 251,975
2.90%, 5/25/2027 100,000 104,660
2.50%, 6/1/2040 200,000 186,629
2.60%, 6/1/2050 100,000 90,944
Constellation Brands, Inc. ,
5.25%, 11/15/2048 50,000 61,367
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 197,831
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 221,250
Molson Coors Beverage Co. ,
4.20%, 7/15/2046 100,000 104,317

4 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc. ,
2.25%, 3/19/2025 100,000 101,430
2.75%, 3/19/2030 100,000 102,798
3.45%, 10/6/2046 75,000 79,535
2.75%, 10/21/2051 100,000 94,820
2,452,476
Biotechnology 0.5%
AbbVie, Inc. ,
2.60%, 11/21/2024 300,000 305,304
4.50%, 5/14/2035 135,000 152,681
4.30%, 5/14/2036 100,000 112,023
4.70%, 5/14/2045 50,000 57,763
4.25%, 11/21/2049 275,000 306,103
Amgen, Inc. ,
4.66%, 6/15/2051 279,000 329,754
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 100,540
2.25%, 5/1/2030 200,000 188,479
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 415,817
4.75%, 3/1/2046 200,000 239,708
2,208,172
Building Products 0.2%
Allegion plc ,
3.50%, 10/1/2029 100,000 103,414
Carrier Global Corp. ,
2.49%, 2/15/2027 100,000 100,627
2.72%, 2/15/2030 200,000 197,557
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 50,000 51,231
Johnson Controls International
plc ,
4.50%, 2/15/2047 75,000 85,803
Masco Corp. ,
3.50%, 11/15/2027 100,000 105,301
3.13%, 2/15/2051 30,000 28,022
Owens Corning ,
4.30%, 7/15/2047 50,000 54,429
726,384
Capital Markets 1.3%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 260,766
Ares Capital Corp. ,
3.88%, 1/15/2026 200,000 206,109
Bank of New York Mellon
Corp. (The) ,
2.05%, 1/26/2027 100,000 99,836
Series J, 1.90%, 1/25/2029 100,000 97,192
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029(c) 50,000 49,273
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 200,000 189,587
Brookfield Finance, Inc. ,
4.85%, 3/29/2029 60,000 67,297
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 100,000 96,105
1.95%, 12/1/2031 50,000 47,360
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 65,926
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 268,320
Goldman Sachs Group, Inc.
(The) ,
3.85%, 7/8/2024 300,000 312,694
(SOFR + 0.73%), 1.76%,
1/24/2025(b) 50,000 49,806
3.50%, 4/1/2025 300,000 311,479
(SOFR + 1.11%), 2.64%,
2/24/2028(b) 25,000 25,042
(SOFR + 1.25%), 2.38%,
7/21/2032(b) 200,000 189,394
6.75%, 10/1/2037 100,000 135,582
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(b) 250,000 281,030
6.25%, 2/1/2041 250,000 344,273
Intercontinental Exchange,
Inc. ,
3.75%, 9/21/2028 200,000 215,174
3.00%, 9/15/2060 100,000 90,257
Jefferies Group LLC ,
4.15%, 1/23/2030 100,000 107,828
Moody's Corp. ,
2.55%, 8/18/2060 50,000 40,505
Morgan Stanley ,
4.35%, 9/8/2026 250,000 270,083
3.63%, 1/20/2027 250,000 263,899
3.95%, 4/23/2027 250,000 266,366
(SOFR + 1.00%), 2.48%,
1/21/2028(b) 130,000 129,780
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(b) 200,000 220,891
(SOFR + 1.03%), 1.79%,
2/13/2032(b) 250,000 228,541
(SOFR + 1.29%), 2.94%,
1/21/2033(b) 50,000 50,062
4.38%, 1/22/2047 250,000 291,058
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 199,924
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 54,296
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 225,178
State Street Corp. ,
3.30%, 12/16/2024 155,000 162,513
5,913,426
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 194,615

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Cabot Corp. ,
4.00%, 7/1/2029 100,000 106,524
CF Industries, Inc. ,
5.15%, 3/15/2034 100,000 115,245
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 94,777
3.60%, 11/15/2050 100,000 100,452
DuPont de Nemours, Inc. ,
5.42%, 11/15/2048 100,000 132,233
Eastman Chemical Co. ,
4.65%, 10/15/2044 50,000 56,538
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 96,054
2.70%, 12/15/2051 40,000 36,170
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 50,000 60,593
Linde, Inc. ,
3.20%, 1/30/2026 250,000 261,500
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 18,140
LyondellBasell Industries NV ,
4.63%, 2/26/2055 100,000 111,836
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 59,999
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 102,120
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 100,000 115,540
Westlake Chemical Corp. ,
4.38%, 11/15/2047 40,000 44,249
1,706,585
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
3.20%, 3/15/2025 100,000 103,266
1.45%, 2/15/2031 55,000 49,786
3.05%, 3/1/2050 50,000 48,507
Waste Management, Inc. ,
4.15%, 7/15/2049 50,000 58,523
260,082
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 154,761
Juniper Networks, Inc. ,
3.75%, 8/15/2029 100,000 105,340
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 157,398
2.30%, 11/15/2030 100,000 93,464
510,963
Construction & Engineering 0.0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 50,000 49,172
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 54,902
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 106,373
161,275
Consumer Finance 0.8%
AerCap Ireland Capital DAC ,
4.50%, 9/15/2023 200,000 207,725
2.45%, 10/29/2026 250,000 245,780
3.00%, 10/29/2028 200,000 195,932
Ally Financial, Inc. ,
8.00%, 11/1/2031 100,000 135,521
American Express Co. ,
3.63%, 12/5/2024 150,000 157,179
3.13%, 5/20/2026 300,000 312,150
American Honda Finance
Corp. ,
0.88%, 7/7/2023 300,000 298,069
3.45%, 7/14/2023 100,000 102,767
1.50%, 1/13/2025 50,000 49,589
2.25%, 1/12/2029 50,000 49,347
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 359,504
3.75%, 4/24/2024 100,000 104,132
3.75%, 3/9/2027 250,000 264,540
Discover Financial Services ,
4.50%, 1/30/2026 100,000 107,754
General Motors Financial Co.,
Inc. ,
4.00%, 10/6/2026 250,000 263,737
2.35%, 2/26/2027 50,000 49,114
John Deere Capital Corp. ,
0.70%, 1/15/2026 100,000 95,929
PACCAR Financial Corp. ,
1.80%, 2/6/2025 200,000 199,988
Synchrony Financial ,
4.50%, 7/23/2025 190,000 202,009
Toyota Motor Credit Corp. ,
0.50%, 8/14/2023 200,000 197,703
3.65%, 1/8/2029 100,000 108,725
3,707,194
Containers & Packaging 0.1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 28,520
Sonoco Products Co. ,
1.80%, 2/1/2025 50,000 49,639
2.25%, 2/1/2027 45,000 44,692
2.85%, 2/1/2032 50,000 49,310
WRKCo , Inc. ,
4.20%, 6/1/2032 100,000 109,176
281,337
Diversified Consumer Services 0.1%
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 89,078
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 14,136

6 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 52,679
3.30%, 7/15/2056 100,000 106,095
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 32,852
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 24,291
319,131
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 203,223
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 113,955
5.00%, 4/20/2048 50,000 58,847
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 52,524
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 208,685
3.25%, 4/6/2050 200,000 199,205
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 106,045
942,484
Diversified Telecommunication Services 0.8%
AT&T, Inc. ,
4.05%, 12/15/2023(d) 100,000 104,736
4.30%, 2/15/2030 300,000 329,984
2.75%, 6/1/2031 200,000 197,297
2.55%, 12/1/2033 207,000 194,567
4.65%, 6/1/2044 150,000 166,683
3.30%, 2/1/2052 200,000 183,183
3.55%, 9/15/2055 100,000 94,421
3.65%, 9/15/2059 518,000 490,142
Bell Telephone Co. of Canada ,
4.30%, 7/29/2049 50,000 57,264
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(d) 106,000 149,538
Orange SA ,
5.50%, 2/6/2044 50,000 64,728
Telefonica Emisiones SA ,
5.52%, 3/1/2049 150,000 182,512
Verizon Communications, Inc. ,
4.33%, 9/21/2028 254,000 279,724
4.02%, 12/3/2029 300,000 325,778
2.55%, 3/21/2031 250,000 244,123
3.85%, 11/1/2042 175,000 183,050
4.86%, 8/21/2046 200,000 244,598
2.99%, 10/30/2056 353,000 309,134
3,801,462
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 1.4%
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 80,000 80,080
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 170,746
Arizona Public Service Co. ,
2.20%, 12/15/2031 100,000 94,259
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 100,000 110,688
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 219,245
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 259,308
3.70%, 3/15/2045 80,000 84,806
Duke Energy Corp. ,
3.95%, 10/15/2023 100,000 103,552
3.75%, 4/15/2024 150,000 155,685
4.20%, 6/15/2049 150,000 163,278
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 265,755
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 100,000 104,497
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 260,977
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 105,635
4.20%, 4/1/2049 150,000 169,397
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 100,000 112,837
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 129,271
3.45%, 1/15/2050 100,000 100,643
Exelon Corp. ,
4.05%, 4/15/2030 200,000 216,190
5.63%, 6/15/2035 250,000 303,833
Florida Power & Light Co. ,
4.13%, 6/1/2048 150,000 173,776
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 102,618
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 91,838
Kentucky Utilities Co. ,
5.13%, 11/1/2040 100,000 122,596
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 45,000 44,097
2.75%, 11/1/2029 100,000 100,446
2.44%, 1/15/2032 25,000 24,108
3.00%, 1/15/2052 30,000 27,282
Ohio Power Co. ,
4.15%, 4/1/2048 50,000 56,008
Oncor Electric Delivery Co.
LLC ,
5.30%, 6/1/2042 150,000 193,035
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 100,000 104,061
2.50%, 2/1/2031 250,000 228,540

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
4.50%, 7/1/2040 200,000 195,700
Public Service Co. of
Colorado ,
Series 34, 3.20%, 3/1/2050 100,000 98,836
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 108,719
Southern California Edison
Co. ,
4.00%, 4/1/2047 100,000 104,112
Series B, 4.88%, 3/1/2049 100,000 113,224
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 219,003
4.40%, 7/1/2046 250,000 276,257
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 42,282
Union Electric Co. ,
2.63%, 3/15/2051 100,000 91,147
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 48,778
4.45%, 2/15/2044 150,000 172,595
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 255,227
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 166,474
6,371,441
Electrical Equipment 0.0%
†
Eaton Corp. ,
4.00%, 11/2/2032 100,000 111,340
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 30,000 27,180
138,520
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 100,767
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 102,315
Corning, Inc. ,
5.35%, 11/15/2048 100,000 129,506
Flex Ltd. ,
3.75%, 2/1/2026 200,000 209,807
542,395
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 34,588
4.08%, 12/15/2047 50,000 52,917
Halliburton Co. ,
5.00%, 11/15/2045 90,000 103,463
NOV, Inc. ,
3.95%, 12/1/2042 50,000 47,180
238,148
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 50,000 43,106
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 60,000 56,832
Walt Disney Co. (The) ,
2.00%, 9/1/2029 100,000 96,496
2.75%, 9/1/2049 100,000 89,793
3.80%, 5/13/2060 200,000 213,738
499,965
Equity Real Estate Investment Trusts (REITs) 1.1%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 50,000 54,840
American Tower Corp. ,
3.38%, 5/15/2024 500,000 516,156
3.70%, 10/15/2049 100,000 99,009
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 104,627
2.30%, 3/1/2030 200,000 195,951
Boston Properties LP ,
2.75%, 10/1/2026 150,000 152,694
2.90%, 3/15/2030 100,000 99,631
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 107,763
Camden Property Trust ,
3.35%, 11/1/2049 50,000 50,788
Crown Castle International
Corp. ,
2.25%, 1/15/2031 100,000 93,666
4.00%, 11/15/2049 60,000 62,117
CubeSmart LP ,
2.25%, 12/15/2028 40,000 38,828
2.50%, 2/15/2032 45,000 43,040
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 109,917
Duke Realty LP ,
2.88%, 11/15/2029 40,000 40,798
Equinix , Inc. ,
2.63%, 11/18/2024 30,000 30,439
3.20%, 11/18/2029 35,000 35,391
2.15%, 7/15/2030 100,000 93,639
ERP Operating LP ,
2.85%, 11/1/2026 250,000 257,574
3.00%, 7/1/2029 100,000 102,719
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 152,320
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 103,075
GLP Capital LP ,
5.38%, 4/15/2026 200,000 216,044
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 101,651
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 19,000 19,721
2.88%, 1/15/2031 50,000 50,204

8 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 49,677
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 99,786
Kimco Realty Corp. ,
4.45%, 9/1/2047 50,000 56,194
National Retail Properties,
Inc. ,
4.80%, 10/15/2048 50,000 59,720
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 108,139
Prologis LP ,
1.25%, 10/15/2030 100,000 90,199
Public Storage ,
1.50%, 11/9/2026 55,000 53,906
1.95%, 11/9/2028 55,000 53,310
2.25%, 11/9/2031 50,000 48,749
Realty Income Corp. ,
0.75%, 3/15/2026 100,000 95,067
3.25%, 6/15/2029 150,000 157,476
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 251,485
2.45%, 9/13/2029 100,000 98,642
4.75%, 3/15/2042 100,000 117,918
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 91,074
STORE Capital Corp. ,
2.70%, 12/1/2031 50,000 46,939
UDR, Inc. ,
3.20%, 1/15/2030 50,000 51,156
Ventas Realty LP ,
4.88%, 4/15/2049 50,000 59,612
Welltower , Inc. ,
4.13%, 3/15/2029 250,000 271,890
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 135,408
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 53,878
4,982,827
Food & Staples Retailing 0.2%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 205,305
Kroger Co. (The) ,
7.50%, 4/1/2031 178,000 242,296
Sysco Corp. ,
6.60%, 4/1/2050 50,000 72,920
Walgreens Boots Alliance,
Inc. ,
3.20%, 4/15/2030 150,000 154,152
Walmart, Inc. ,
2.65%, 9/22/2051 200,000 189,330
864,003
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 100,000 102,227
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Campbell Soup Co. ,
4.15%, 3/15/2028 50,000 54,166
4.80%, 3/15/2048 50,000 59,403
Conagra Brands, Inc. ,
5.40%, 11/1/2048 50,000 62,688
General Mills, Inc. ,
2.88%, 4/15/2030 100,000 101,373
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 151,768
3.13%, 11/15/2049 50,000 51,025
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 111,762
Kellogg Co. ,
3.25%, 4/1/2026 40,000 41,621
4.30%, 5/15/2028 250,000 276,025
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 118,451
Mondelez International, Inc. ,
2.63%, 9/4/2050 100,000 87,586
Tyson Foods, Inc. ,
5.10%, 9/28/2048 100,000 126,566
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 249,609
2.13%, 9/6/2029 100,000 97,624
5.90%, 11/15/2032 50,000 64,095
1,755,989
Gas Utilities 0.1%
Atmos Energy Corp. ,
4.13%, 10/15/2044 100,000 110,393
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 254,367
ONE Gas, Inc. ,
2.00%, 5/15/2030 200,000 188,778
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 50,000 52,253
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 22,821
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 10,462
639,074
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 48,077
3.75%, 11/30/2026 226,000 244,532
4.90%, 11/30/2046 100,000 127,240
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 101,626
1.92%, 2/1/2027(c) 70,000 68,653
2.27%, 12/1/2028(c) 50,000 48,930
Becton Dickinson and Co. ,
4.69%, 12/15/2044 100,000 117,149
Boston Scientific Corp. ,
4.70%, 3/1/2049 50,000 59,046
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 45,066
3.25%, 11/15/2039 50,000 50,375

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 60,507
Medtronic, Inc. ,
4.63%, 3/15/2045 100,000 122,279
Stryker Corp. ,
2.90%, 6/15/2050 100,000 92,583
1,186,063
Health Care Providers & Services 0.9%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 24,943
Aetna, Inc. ,
3.88%, 8/15/2047 100,000 105,529
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 50,000 53,944
Anthem, Inc. ,
4.65%, 8/15/2044 250,000 292,099
Cardinal Health, Inc. ,
4.37%, 6/15/2047 50,000 53,108
Cigna Corp. ,
4.13%, 11/15/2025 200,000 213,598
4.90%, 12/15/2048 100,000 118,246
3.40%, 3/15/2050 125,000 118,428
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 61,941
4.35%, 11/1/2042 50,000 55,503
4.19%, 10/1/2049 25,000 27,367
CVS Health Corp. ,
4.30%, 3/25/2028 59,000 64,314
3.75%, 4/1/2030 100,000 106,329
2.13%, 9/15/2031 90,000 84,810
5.05%, 3/25/2048 300,000 367,396
HCA, Inc. ,
5.00%, 3/15/2024 200,000 211,864
4.50%, 2/15/2027 250,000 269,166
5.25%, 6/15/2049 100,000 117,812
Humana, Inc. ,
3.95%, 8/15/2049 100,000 106,645
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 175,700
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 200,000 201,798
McKesson Corp. ,
1.30%, 8/15/2026 100,000 95,658
3.95%, 2/16/2028 100,000 107,334
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 28,010
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 100,000 87,584
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 22,807
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 16,828
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 54,740
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 13,479
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 40,799
UnitedHealth Group, Inc. ,
3.38%, 4/15/2027 250,000 265,690
3.88%, 12/15/2028 200,000 218,625
3.25%, 5/15/2051 100,000 99,625
3.88%, 8/15/2059 150,000 164,538
3.13%, 5/15/2060 50,000 47,242
4,093,499
Hotels, Restaurants & Leisure 0.3%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 50,000 57,161
Expedia Group, Inc. ,
3.80%, 2/15/2028 50,000 51,898
3.25%, 2/15/2030 65,000 64,851
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 101,176
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 56,000 62,019
Series R, 3.13%, 6/15/2026 200,000 205,307
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 105,847
4.88%, 12/9/2045 150,000 179,433
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 206,318
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 106,074
3.50%, 11/15/2050 100,000 98,930
1,239,014
Household Durables 0.2%
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 86,146
Lennar Corp. ,
5.88%, 11/15/2024 300,000 325,992
MDC Holdings, Inc. ,
2.50%, 1/15/2031 50,000 46,812
PulteGroup, Inc. ,
5.00%, 1/15/2027 200,000 221,942
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 105,044
785,936
Household Products 0.1%
Colgate-Palmolive Co. ,
3.70%, 8/1/2047 100,000 116,032
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 50,000 48,321
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 210,900
3.50%, 10/25/2047 50,000 56,170
431,423

10 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0.0%
†
Exelon Generation Co. LLC ,
5.60%, 6/15/2042 50,000 57,264
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 30,202
87,466
Industrial Conglomerates 0.1%
3M Co. ,
3.25%, 8/26/2049 125,000 128,675
General Electric Co. ,
6.75%, 3/15/2032 108,000 141,798
Honeywell International, Inc. ,
3.81%, 11/21/2047 100,000 113,003
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 57,600
1.75%, 2/15/2031 100,000 90,540
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 66,251
597,867
Insurance 0.8%
Aflac, Inc. ,
3.60%, 4/1/2030 110,000 117,902
Allstate Corp. (The) ,
4.20%, 12/15/2046 100,000 114,585
American International Group,
Inc. ,
4.75%, 4/1/2048 150,000 180,972
Aon Corp. ,
2.60%, 12/2/2031 25,000 24,385
Aon plc ,
4.75%, 5/15/2045 100,000 117,782
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 269,429
Athene Holding Ltd. ,
4.13%, 1/12/2028 200,000 213,477
Berkshire Hathaway Finance
Corp. ,
1.45%, 10/15/2030 200,000 185,481
4.40%, 5/15/2042 150,000 173,337
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 254,506
3.35%, 5/3/2026 45,000 47,440
4.35%, 11/3/2045 100,000 118,139
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 54,189
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 37,862
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 49,256
Globe Life, Inc. ,
2.15%, 8/15/2030 100,000 94,851
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 50,000 67,181
Lincoln National Corp. ,
4.35%, 3/1/2048 50,000 56,603
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 107,372
Markel Corp. ,
5.00%, 5/20/2049 50,000 60,971
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 100,000 124,443
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 110,465
4.13%, 8/13/2042 100,000 111,983
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 53,976
Progressive Corp. (The) ,
6.25%, 12/1/2032 113,000 151,047
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 144,176
3.70%, 3/13/2051 100,000 106,546
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 100,000 112,837
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 80,000 108,241
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 29,793
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 160,750
3,559,977
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.05%, 8/15/2050 200,000 164,627
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 210,042
374,669
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
4.20%, 12/6/2047 250,000 259,031
Amazon.com, Inc. ,
3.15%, 8/22/2027 350,000 368,274
2.50%, 6/3/2050 100,000 88,522
4.25%, 8/22/2057 200,000 240,945
eBay, Inc. ,
4.00%, 7/15/2042 50,000 52,705
1,009,477
IT Services 0.4%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 91,350
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 83,760
Fidelity National Information
Services, Inc. ,
2.25%, 3/1/2031 200,000 188,736
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 203,961
3.50%, 7/1/2029 200,000 207,544
Global Payments, Inc. ,
4.15%, 8/15/2049 50,000 52,575

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp. ,
5.88%, 11/29/2032 250,000 317,974
4.25%, 5/15/2049 100,000 113,224
Mastercard , Inc. ,
2.00%, 11/18/2031 50,000 48,111
3.95%, 2/26/2048 50,000 57,018
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 35,658
2.30%, 6/1/2030 250,000 245,714
Visa, Inc. ,
4.15%, 12/14/2035 150,000 171,299
4.30%, 12/14/2045 100,000 117,611
1,934,535
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 104,685
3.90%, 11/19/2029 50,000 53,225
157,910
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 99,964
Danaher Corp. ,
2.60%, 10/1/2050 75,000 66,138
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 51,543
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 38,473
2.60%, 10/1/2029 65,000 65,250
321,368
Machinery 0.2%
Caterpillar, Inc. ,
2.60%, 9/19/2029 200,000 204,819
3.25%, 9/19/2049 100,000 102,946
Deere & Co. ,
3.90%, 6/9/2042 100,000 112,631
Dover Corp. ,
5.38%, 3/1/2041 50,000 62,056
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 63,011
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 48,540
Parker-Hannifin Corp. ,
3.25%, 6/14/2029 200,000 206,717
Snap-on, Inc. ,
3.10%, 5/1/2050 50,000 48,963
Stanley Black & Decker, Inc. ,
2.30%, 3/15/2030 100,000 98,683
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(b) 50,000 50,760
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(d) 100,000 111,295
1,110,421
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0.7%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 100,000 104,951
3.75%, 2/15/2028 250,000 260,168
2.25%, 1/15/2029 25,000 23,541
2.80%, 4/1/2031 200,000 189,356
3.50%, 3/1/2042 50,000 44,830
4.80%, 3/1/2050 150,000 153,196
3.70%, 4/1/2051 200,000 176,922
3.95%, 6/30/2062 50,000 44,091
Comcast Corp. ,
3.70%, 4/15/2024 100,000 104,271
3.40%, 4/1/2030 100,000 105,746
3.97%, 11/1/2047 146,000 157,953
4.70%, 10/15/2048 225,000 268,753
2.89%, 11/1/2051(c) 100,000 90,575
2.94%, 11/1/2056(c) 305,000 269,654
4.95%, 10/15/2058 12,000 15,356
2.99%, 11/1/2063(c) 19,000 16,725
Discovery Communications
LLC ,
5.30%, 5/15/2049 125,000 146,373
Fox Corp. ,
5.48%, 1/25/2039 100,000 120,965
Omnicom Group, Inc. ,
3.60%, 4/15/2026 250,000 262,990
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 63,810
5.50%, 9/1/2041 100,000 112,915
ViacomCBS , Inc. ,
5.50%, 5/15/2033 82,000 98,452
4.38%, 3/15/2043 100,000 105,997
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 261,266
3,198,856
Metals & Mining 0.2%
ArcelorMittal SA ,
4.25%, 7/16/2029 100,000 105,281
BHP Billiton Finance USA Ltd. ,
5.00%, 9/30/2043 50,000 61,971
Newmont Corp. ,
2.60%, 7/15/2032 60,000 57,855
5.88%, 4/1/2035 64,000 79,274
Nucor Corp. ,
4.00%, 8/1/2023 250,000 257,384
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 185,890
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 134,601
Teck Resources Ltd. ,
5.20%, 3/1/2042 50,000 55,702
Vale Overseas Ltd. ,
6.88%, 11/10/2039 100,000 128,950
1,066,908
Multiline Retail 0.1%
Dollar General Corp. ,
4.13%, 4/3/2050 50,000 54,186

12 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 24,133
3.38%, 12/1/2051 25,000 23,543
Target Corp. ,
2.50%, 4/15/2026 250,000 257,338
3.90%, 11/15/2047 50,000 57,049
416,249
Multi-Utilities 0.5%
Ameren Corp. ,
1.95%, 3/15/2027 80,000 78,648
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 261,464
4.45%, 1/15/2049 50,000 57,215
4.25%, 10/15/2050 100,000 113,870
2.85%, 5/15/2051 200,000 178,792
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 126,695
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 103,059
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 191,805
3.70%, 11/15/2059 100,000 100,118
Consumers Energy Co. ,
3.75%, 2/15/2050 100,000 109,712
Dominion Energy, Inc. ,
Series B, 5.95%, 6/15/2035 174,000 220,000
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 100,625
NiSource, Inc. ,
1.70%, 2/15/2031 25,000 22,815
4.38%, 5/15/2047 100,000 112,662
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 98,764
Sempra Energy ,
4.00%, 2/1/2048 150,000 158,430
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 50,000 45,207
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 200,000 184,426
2,264,307
Oil, Gas & Consumable Fuels 1.9%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 261,973
4.23%, 11/6/2028 150,000 164,872
1.75%, 8/10/2030 200,000 185,587
2.72%, 1/12/2032 100,000 98,941
BP Capital Markets plc ,
3.51%, 3/17/2025 250,000 262,009
3.72%, 11/28/2028 300,000 321,225
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 85,000 107,232
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc. ,
4.25%, 4/15/2027 300,000 320,998
4.40%, 4/15/2029 200,000 216,345
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 110,496
3.70%, 11/15/2029 65,000 67,540
2.74%, 12/31/2039(c) 25,000 23,267
Chevron Corp. ,
2.95%, 5/16/2026 250,000 259,709
Chevron USA, Inc. ,
3.90%, 11/15/2024 250,000 264,420
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 210,361
CNOOC Petroleum North
America ULC ,
6.40%, 5/15/2037 100,000 127,625
ConocoPhillips ,
6.50%, 2/1/2039 200,000 280,163
Devon Energy Corp. ,
5.00%, 6/15/2045 50,000 57,732
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 146,294
Energy Transfer LP ,
4.75%, 1/15/2026 100,000 107,399
5.25%, 4/15/2029 100,000 111,160
3.75%, 5/15/2030 200,000 205,264
6.50%, 2/1/2042 100,000 122,193
5.00%, 5/15/2044(d) 50,000 52,168
5.00%, 5/15/2050 100,000 108,226
Enterprise Products Operating
LLC ,
4.80%, 2/1/2049 75,000 86,141
4.95%, 10/15/2054 200,000 233,955
Equinor ASA ,
3.70%, 4/6/2050 100,000 107,199
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 100,489
2.71%, 3/6/2025 250,000 256,730
2.99%, 3/19/2025 200,000 206,415
4.23%, 3/19/2040 200,000 226,429
4.11%, 3/1/2046 100,000 112,221
Hess Corp. ,
4.30%, 4/1/2027 100,000 106,733
7.30%, 8/15/2031 127,000 166,381
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 171,949
Kinder Morgan, Inc. ,
5.05%, 2/15/2046 150,000 168,861
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 105,239
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 103,047
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 100,000 130,471
MPLX LP ,
4.50%, 7/15/2023 150,000 154,832
4.70%, 4/15/2048 150,000 163,589

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. ,
4.95%, 7/13/2047 150,000 164,290
Phillips 66 ,
5.88%, 5/1/2042 100,000 131,694
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 50,000 49,557
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 275,753
Suncor Energy, Inc. ,
5.95%, 5/15/2035 89,000 110,167
4.00%, 11/15/2047 40,000 42,006
TotalEnergies Capital
International SA ,
3.70%, 1/15/2024 500,000 521,469
3.46%, 2/19/2029 100,000 105,610
3.46%, 7/12/2049 100,000 101,180
TransCanada PipeLines Ltd. ,
4.10%, 4/15/2030 150,000 161,613
5.10%, 3/15/2049 90,000 110,306
Valero Energy Corp. ,
6.63%, 6/15/2037 100,000 129,078
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031 25,000 24,057
5.40%, 3/4/2044 100,000 118,813
8,839,473
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 74,755
Personal Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 252,492
3.13%, 12/1/2049 100,000 102,110
354,602
Pharmaceuticals 0.9%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 263,045
4.38%, 8/17/2048 100,000 119,866
Bristol-Myers Squibb Co. ,
2.90%, 7/26/2024 319,000 329,098
3.20%, 6/15/2026 200,000 209,103
5.00%, 8/15/2045 140,000 175,633
4.25%, 10/26/2049 100,000 115,385
Eli Lilly & Co. ,
2.25%, 5/15/2050 100,000 86,148
GlaxoSmithKline Capital plc ,
3.38%, 6/1/2029 100,000 105,799
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 176,691
Johnson & Johnson ,
4.95%, 5/15/2033 287,000 357,379
3.63%, 3/3/2037 250,000 274,933
Merck & Co., Inc. ,
3.40%, 3/7/2029 100,000 106,261
4.15%, 5/18/2043 100,000 114,028
4.00%, 3/7/2049 100,000 113,630
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 97,974
2.75%, 8/14/2050 50,000 47,065
Pfizer, Inc. ,
3.00%, 12/15/2026 250,000 263,125
1.75%, 8/18/2031 100,000 93,882
4.13%, 12/15/2046 200,000 232,610
Pharmacia LLC ,
6.60%, 12/1/2028(d) 123,000 155,389
Royalty Pharma plc ,
3.55%, 9/2/2050 75,000 67,988
Sanofi ,
3.63%, 6/19/2028 250,000 271,902
Takeda Pharmaceutical Co.
Ltd. ,
3.18%, 7/9/2050 200,000 184,275
Viatris , Inc. ,
3.85%, 6/22/2040 200,000 199,629
Zoetis, Inc. ,
4.50%, 11/13/2025 115,000 124,305
4.70%, 2/1/2043 50,000 59,704
4,344,847
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 145,904
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 300,000 373,114
2.88%, 6/15/2052 25,000 23,495
Canadian National Railway
Co. ,
6.90%, 7/15/2028 118,000 149,635
6.20%, 6/1/2036 64,000 86,351
Canadian Pacific Railway Co. ,
4.80%, 8/1/2045 150,000 182,841
CSX Corp. ,
5.50%, 4/15/2041 100,000 128,076
3.95%, 5/1/2050 100,000 109,172
Kansas City Southern ,
4.20%, 11/15/2069 50,000 55,778
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 93,343
2.55%, 11/1/2029 50,000 50,096
4.45%, 6/15/2045 50,000 57,411
4.05%, 8/15/2052 132,000 147,383
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 45,723
2.90%, 12/1/2026 90,000 92,418
Union Pacific Corp. ,
3.60%, 9/15/2037 100,000 106,167
3.25%, 2/5/2050 80,000 79,848
3.95%, 8/15/2059 100,000 109,417
3.84%, 3/20/2060 25,000 26,854
1,917,122

14 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 69,011
Broadcom, Inc. ,
4.15%, 11/15/2030 300,000 319,216
3.47%, 4/15/2034(c) 350,000 346,682
Intel Corp. ,
3.70%, 7/29/2025 150,000 158,631
3.75%, 3/25/2027 100,000 107,637
2.45%, 11/15/2029 100,000 99,715
4.75%, 3/25/2050 150,000 184,991
3.05%, 8/12/2051 100,000 94,259
KLA Corp. ,
4.65%, 11/1/2024 215,000 229,594
3.30%, 3/1/2050 50,000 49,718
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 153,262
1.90%, 6/15/2030 60,000 57,246
2.88%, 6/15/2050 55,000 51,424
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 266,405
NVIDIA Corp. ,
3.50%, 4/1/2050 100,000 106,369
NXP BV ,
4.30%, 6/18/2029(c) 150,000 162,975
QUALCOMM, Inc. ,
1.65%, 5/20/2032 100,000 91,377
4.65%, 5/20/2035 100,000 118,849
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 117,466
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 102,220
2,887,047
Software 0.6%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 72,938
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 253,124
2.40%, 8/8/2026 465,000 475,916
3.50%, 2/12/2035 65,000 70,714
2.92%, 3/17/2052 330,000 322,637
2.68%, 6/1/2060 191,000 172,744
Oracle Corp. ,
2.40%, 9/15/2023 350,000 353,918
2.65%, 7/15/2026 145,000 145,918
2.88%, 3/25/2031 200,000 193,029
4.30%, 7/8/2034 150,000 157,393
3.60%, 4/1/2040 100,000 92,511
3.60%, 4/1/2050 275,000 243,618
3.85%, 4/1/2060 150,000 133,109
salesforce.com, Inc. ,
2.90%, 7/15/2051 150,000 142,425
ServiceNow , Inc. ,
1.40%, 9/1/2030 75,000 66,969
VMware, Inc. ,
2.20%, 8/15/2031 100,000 93,378
2,990,341
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.2%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 23,272
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 258,183
Home Depot, Inc. (The) ,
5.88%, 12/16/2036 25,000 33,737
4.40%, 3/15/2045 100,000 117,214
4.50%, 12/6/2048 100,000 121,352
3.13%, 12/15/2049 100,000 97,671
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 100,000 106,452
2.63%, 4/1/2031 100,000 98,494
3.00%, 10/15/2050 150,000 137,091
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 100,000 109,965
1,103,431
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
3.45%, 5/6/2024 300,000 313,130
2.50%, 2/9/2025 170,000 173,877
2.45%, 8/4/2026 190,000 194,117
3.00%, 11/13/2027 100,000 104,334
1.65%, 5/11/2030 25,000 23,583
1.65%, 2/8/2031 200,000 187,727
3.85%, 5/4/2043 250,000 276,246
4.38%, 5/13/2045 145,000 173,187
4.65%, 2/23/2046 230,000 282,787
Dell International LLC ,
3.38%, 12/15/2041(c) 25,000 22,613
8.35%, 7/15/2046 30,000 47,337
Hewlett Packard Enterprise
Co. ,
6.35%, 10/15/2045(d) 50,000 62,987
HP, Inc. ,
6.00%, 9/15/2041 50,000 62,625
1,924,550
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 51,497
3.38%, 11/1/2046 100,000 104,473
155,970
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
4.00%, 4/15/2024 250,000 262,102
Tobacco 0.2%
Altria Group, Inc. ,
4.25%, 8/9/2042 100,000 94,548
3.88%, 9/16/2046 200,000 178,861
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 153,718
3.56%, 8/15/2027 200,000 204,569
4.39%, 8/15/2037 100,000 101,054
3.98%, 9/25/2050 100,000 90,067
Philip Morris International,
Inc. ,
4.13%, 3/4/2043 100,000 103,535

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Reynolds American, Inc. ,
4.45%, 6/12/2025 100,000 106,045
5.70%, 8/15/2035 75,000 85,512
1,117,909
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.63%, 12/1/2027 250,000 256,984
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 51,871
4.13%, 5/1/2024 100,000 103,345
GATX Corp. ,
4.00%, 6/30/2030 200,000 215,326
627,526
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 150,000 168,549
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
2.88%, 5/7/2030 200,000 200,747
6.38%, 3/1/2035 123,000 160,113
Rogers Communications, Inc. ,
5.00%, 3/15/2044 100,000 115,128
T-Mobile USA, Inc. ,
3.88%, 4/15/2030 200,000 209,624
2.55%, 2/15/2031 200,000 190,461
4.38%, 4/15/2040 100,000 107,292
4.50%, 4/15/2050 100,000 109,559
3.40%, 10/15/2052(c) 25,000 23,003
Vodafone Group plc ,
4.88%, 6/19/2049 100,000 116,292
4.25%, 9/17/2050 90,000 96,421
1,328,640
Total Corporate Bonds
(cost $114,748,764)
117,849,250
Foreign Government Securities 1.7%
CANADA 0.3%
Province of Alberta,
2.95%, 1/23/2024 250,000 257,925
3.30%, 3/15/2028 100,000 107,179
Province of New Brunswick,
3.63%, 2/24/2028 100,000 109,819
Province of Ontario,
1.13%, 10/7/2030 500,000 461,485
Province of Quebec,
7.50%, 9/15/2029 200,000 273,878
1,210,286
CHILE 0.0%
†
Republic of Chile,
3.10%, 1/22/2061 200,000 172,500
Foreign Government Securities
Principal
Amount ($) Value ($)
GERMANY 0.1%
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 411,787
HUNGARY 0.1%
Hungary Government Bond,
5.38%, 3/25/2024 500,000 537,451
INDONESIA 0.1%
Republic of Indonesia,
4.35%, 1/11/2048 250,000 265,529
ISRAEL 0.0%
†
State of Israel Government
Bond,
4.13%, 1/17/2048 200,000 232,250
ITALY 0.2%
Italian Republic Government
Bond,
6.88%, 9/27/2023 200,000 217,192
2.38%, 10/17/2024 200,000 202,610
1.25%, 2/17/2026 200,000 191,697
2.88%, 10/17/2029 200,000 199,776
811,275
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.00%, 10/17/2029 500,000 499,402
MEXICO 0.1%
United Mexican States,
5.55%, 1/21/2045 200,000 226,774
5.00%, 4/27/2051 300,000 317,919
5.75%, 10/12/2110 80,000 86,506
631,199
PANAMA 0.1%
Republic of Panama,
7.13%, 1/29/2026 100,000 117,299
2.25%, 9/29/2032 200,000 183,224
6.70%, 1/26/2036 250,000 318,752
619,275
PERU 0.1%
Republic of Peru,
3.30%, 3/11/2041 120,000 112,464
2.78%, 12/1/2060 200,000 159,924
272,388
PHILIPPINES 0.2%
Republic of Philippines,
7.75%, 1/14/2031 350,000 488,267
6.38%, 10/23/2034 250,000 333,810
822,077
POLAND 0.1%
Republic of Poland,
4.00%, 1/22/2024 250,000 262,476

16 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH KOREA 0.2%
Export-Import Bank of Korea,
2.88%, 1/21/2025 350,000 361,286
Republic of Korea,
5.63%, 11/3/2025 200,000 227,791
2.50%, 6/19/2029 200,000 206,235
795,312
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
5.10%, 6/18/2050 150,000 186,549
Total Foreign Government Securities
(cost $7,588,282)
7,729,756
Mortgage-Backed Securities 27.4%
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 73 76
Pool# D60780
8.00%, 6/1/2025 287 294
Pool# G30267
5.00%, 8/1/2025 39,436 42,856
Pool# J18127
3.00%, 3/1/2027 68,683 71,407
Pool# J18702
3.00%, 3/1/2027 63,447 65,962
Pool# J19106
3.00%, 5/1/2027 28,493 29,652
Pool# D82854
7.00%, 10/1/2027 57 57
Pool# C00566
7.50%, 12/1/2027 292 321
Pool# G15100
2.50%, 7/1/2028 60,652 62,325
Pool# C18271
7.00%, 11/1/2028 1,177 1,270
Pool# C00678
7.00%, 11/1/2028 365 403
Pool# C00836
7.00%, 7/1/2029 260 292
Pool# C31285
7.00%, 9/1/2029 434 468
Pool# C31282
7.00%, 9/1/2029 38 39
Pool# C37436
8.00%, 1/1/2030 712 809
Pool# C36429
7.00%, 2/1/2030 375 385
Pool# C36306
7.00%, 2/1/2030 368 381
Pool# C00921
7.50%, 2/1/2030 496 559
Pool# G01108
7.00%, 4/1/2030 176 195
Pool# C37703
7.50%, 4/1/2030 404 421
Pool# J32257
3.00%, 7/1/2030 20,529 21,415
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J32255
3.00%, 7/1/2030 19,688 20,523
Pool# C41561
8.00%, 8/1/2030 1,179 1,223
Pool# C01051
8.00%, 9/1/2030 642 734
Pool# C43550
7.00%, 10/1/2030 868 892
Pool# C44017
7.50%, 10/1/2030 275 279
Pool# C43967
8.00%, 10/1/2030 1,632 1,639
Pool# C44957
8.00%, 11/1/2030 536 546
Pool# C01106
7.00%, 12/1/2030 3,470 3,862
Pool# C01103
7.50%, 12/1/2030 386 446
Pool# C46932
7.50%, 1/1/2031 402 415
Pool# C01116
7.50%, 1/1/2031 313 355
Pool# G01217
7.00%, 3/1/2031 3,935 4,414
Pool# C48206
7.50%, 3/1/2031 1,065 1,069
Pool# C91366
4.50%, 4/1/2031 50,689 54,600
Pool# G18601
3.00%, 5/1/2031 16,362 17,054
Pool# G18605
3.00%, 6/1/2031 8,740 9,110
Pool# C91377
4.50%, 6/1/2031 27,412 29,535
Pool# C53324
7.00%, 6/1/2031 979 1,031
Pool# C01209
8.00%, 6/1/2031 207 210
Pool# C54792
7.00%, 7/1/2031 1,033 1,060
Pool# J35107
2.50%, 8/1/2031 25,942 26,660
Pool# G01309
7.00%, 8/1/2031 428 474
Pool# G01311
7.00%, 9/1/2031 3,774 4,196
Pool# C01222
7.00%, 9/1/2031 486 558
Pool# G01315
7.00%, 9/1/2031 132 148
Pool# J35522
2.50%, 10/1/2031 105,698 108,624
Pool# C58694
7.00%, 10/1/2031 2,711 2,915
Pool# C60012
7.00%, 11/1/2031 431 442
Pool# C61298
8.00%, 11/1/2031 1,554 1,589
Pool# J35957
2.50%, 12/1/2031 193,038 198,381

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 17
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C61105
7.00%, 12/1/2031 3,334 3,549
Pool# C01305
7.50%, 12/1/2031 95 95
Pool# C63171
7.00%, 1/1/2032 2,842 3,148
Pool# V61548
2.50%, 2/1/2032 214,771 220,730
Pool# G01391
7.00%, 4/1/2032 6,624 7,412
Pool# C01345
7.00%, 4/1/2032 2,118 2,432
Pool# C01370
8.00%, 4/1/2032 618 689
Pool# G16285
3.50%, 5/1/2032 16,039 16,931
Pool# C01381
8.00%, 5/1/2032 7,365 8,375
Pool# C68290
7.00%, 6/1/2032 1,480 1,588
Pool# C68300
7.00%, 6/1/2032 606 608
Pool# G01449
7.00%, 7/1/2032 4,179 4,689
Pool# C69908
7.00%, 8/1/2032 15,297 16,857
Pool# C91558
3.50%, 9/1/2032 58,796 62,035
Pool# G16407
2.50%, 1/1/2033 81,108 83,524
Pool# G16408
2.50%, 1/1/2033 44,516 45,822
Pool# G01536
7.00%, 3/1/2033 6,009 6,801
Pool# G30646
3.00%, 5/1/2033 94,086 98,162
Pool# G30642
3.00%, 5/1/2033 50,126 52,300
Pool# K90535
3.00%, 5/1/2033 21,056 21,970
Pool# A16419
6.50%, 11/1/2033 9,769 10,738
Pool# A16522
6.50%, 12/1/2033 8,880 10,067
Pool# C01806
7.00%, 1/1/2034 7,847 8,256
Pool# A21356
6.50%, 4/1/2034 30,978 34,597
Pool# C01851
6.50%, 4/1/2034 13,459 15,010
Pool# A24301
6.50%, 5/1/2034 18,135 19,932
Pool# A22067
6.50%, 5/1/2034 12,938 14,676
Pool# A24988
6.50%, 7/1/2034 7,228 7,945
Pool# G01741
6.50%, 10/1/2034 4,697 5,227
Pool# G08023
6.50%, 11/1/2034 9,453 10,852
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A33137
6.50%, 1/1/2035 2,484 2,484
Pool# G08064
6.50%, 4/1/2035 5,427 6,231
Pool# G01947
7.00%, 5/1/2035 4,864 5,446
Pool# A39759
5.50%, 11/1/2035 3,492 3,926
Pool# A40376
5.50%, 12/1/2035 2,277 2,552
Pool# A42305
5.50%, 1/1/2036 5,622 6,234
Pool# A41548
7.00%, 1/1/2036 7,716 8,024
Pool# G08111
5.50%, 2/1/2036 11,660 13,203
Pool# A43861
5.50%, 3/1/2036 32,026 35,111
Pool# G08116
5.50%, 3/1/2036 13,341 15,110
Pool# A43534
6.50%, 3/1/2036 1,391 1,551
Pool# A48735
5.50%, 5/1/2036 4,702 5,140
Pool# G08136
6.50%, 6/1/2036 5,817 6,848
Pool# A53039
6.50%, 10/1/2036 30,289 33,293
Pool# C91982
3.50%, 3/1/2038 48,753 51,193
Pool# G04251
6.50%, 4/1/2038 2,963 3,404
Pool# G04569
6.50%, 8/1/2038 3,521 3,894
Pool# C92013
3.50%, 9/1/2038 83,355 87,499
Pool# A84252
6.50%, 1/1/2039 14,369 16,020
Pool# A84287
6.50%, 1/1/2039 7,554 8,534
Pool# G05535
4.50%, 7/1/2039 344,989 378,593
Pool# G60342
4.50%, 5/1/2042 73,033 80,046
Pool# G07158
3.50%, 10/1/2042 81,141 85,876
Pool# G07163
3.50%, 10/1/2042 69,591 74,022
Pool# Q12051
3.50%, 10/1/2042 68,508 72,890
Pool# Q11532
3.50%, 10/1/2042 55,151 58,657
Pool# Q12052
3.50%, 10/1/2042 30,420 32,302
Pool# C09020
3.50%, 11/1/2042 267,372 284,472
Pool# G07264
3.50%, 12/1/2042 109,495 116,468
Pool# Q14292
3.50%, 1/1/2043 31,002 32,977

18 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q14881
3.50%, 1/1/2043 25,004 26,470
Pool# V80002
2.50%, 4/1/2043 177,679 179,376
Pool# Q16915
3.00%, 4/1/2043 330,641 344,731
Pool# Q17675
3.50%, 4/1/2043 150,569 160,147
Pool# G07410
3.50%, 7/1/2043 61,681 65,625
Pool# Q20332
3.50%, 7/1/2043 11,307 12,006
Pool# G07946
4.00%, 7/1/2044 61,336 66,519
Pool# Q28607
3.50%, 9/1/2044 56,263 59,535
Pool# G61231
3.50%, 9/1/2044 9,586 10,143
Pool# G08609
3.50%, 10/1/2044 23,019 24,366
Pool# Q30833
4.00%, 1/1/2045 5,769 6,251
Pool# G60400
4.50%, 1/1/2045 52,071 56,987
Pool# V81873
4.00%, 8/1/2045 11,890 12,836
Pool# G08669
4.00%, 9/1/2045 61,417 66,172
Pool# Q38357
4.00%, 1/1/2046 4,343 4,660
Pool# G61365
4.50%, 1/1/2046 54,703 59,837
Pool# G08697
3.00%, 3/1/2046 88,827 92,129
Pool# Q39440
4.00%, 3/1/2046 4,079 4,384
Pool# G08704
4.50%, 4/1/2046 9,782 10,632
Pool# Q40097
4.50%, 4/1/2046 1,295 1,388
Pool# G60582
3.50%, 5/1/2046 66,573 70,437
Pool# Q40718
3.50%, 5/1/2046 16,594 17,518
Pool# G08707
4.00%, 5/1/2046 78,910 84,867
Pool# G08708
4.50%, 5/1/2046 7,197 7,822
Pool# Q40728
4.50%, 5/1/2046 1,176 1,260
Pool# Q41548
3.00%, 7/1/2046 17,567 18,219
Pool# Q41903
3.50%, 7/1/2046 96,610 101,987
Pool# Q41935
3.50%, 7/1/2046 8,265 8,769
Pool# Q41491
3.50%, 7/1/2046 7,775 8,180
Pool# G61791
4.00%, 7/1/2046 11,237 12,170
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41947
4.50%, 7/1/2046 3,580 3,892
Pool# G08715
3.00%, 8/1/2046 122,786 127,305
Pool# Q42596
3.50%, 8/1/2046 81,904 86,678
Pool# Q42393
3.50%, 8/1/2046 16,300 17,099
Pool# Q42203
3.50%, 8/1/2046 13,899 14,747
Pool# G61323
3.00%, 9/1/2046 154,296 160,664
Pool# G08721
3.00%, 9/1/2046 91,668 95,024
Pool# V82617
3.50%, 9/1/2046 63,112 66,629
Pool# G08722
3.50%, 9/1/2046 13,470 14,254
Pool# G60733
4.50%, 9/1/2046 24,456 26,806
Pool# G60722
3.00%, 10/1/2046 244,030 253,014
Pool# Q44035
3.00%, 10/1/2046 116,390 120,428
Pool# G61815
4.00%, 10/1/2046 6,971 7,509
Pool# G61257
3.00%, 11/1/2046 229,379 236,544
Pool# Q44452
3.00%, 11/1/2046 50,913 52,662
Pool# G08732
3.00%, 11/1/2046 14,760 15,328
Pool# Q44473
3.50%, 11/1/2046 13,532 14,189
Pool# Q44223
3.50%, 11/1/2046 8,522 8,982
Pool# G08734
4.00%, 11/1/2046 131,011 140,496
Pool# G08737
3.00%, 12/1/2046 636,388 657,913
Pool# G60989
3.00%, 12/1/2046 94,157 97,620
Pool# Q45878
3.00%, 12/1/2046 16,821 17,341
Pool# Q45024
3.50%, 12/1/2046 44,213 46,729
Pool# G61862
3.50%, 12/1/2046 15,090 15,926
Pool# G08741
3.00%, 1/1/2047 130,875 135,370
Pool# G08747
3.00%, 2/1/2047 222,472 229,625
Pool# G08748
3.50%, 2/1/2047 21,634 22,818
Pool# G08751
3.50%, 3/1/2047 92,991 98,039
Pool# Q47592
3.50%, 4/1/2047 33,020 34,719
Pool# Q47484
3.50%, 4/1/2047 23,623 25,020

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G60988
3.00%, 5/1/2047 531,666 551,471
Pool# Q48098
3.50%, 5/1/2047 81,639 86,049
Pool# G61390
3.00%, 6/1/2047 191,093 197,802
Pool# G08770
3.50%, 7/1/2047 26,573 28,026
Pool# G61339
3.00%, 8/1/2047 48,505 50,215
Pool# G08774
3.50%, 8/1/2047 42,416 44,582
Pool# Q53085
3.00%, 9/1/2047 37,142 38,599
Pool# G61295
3.50%, 9/1/2047 98,295 104,264
Pool# G08779
3.50%, 9/1/2047 73,040 76,666
Pool# G61622
3.00%, 10/1/2047 119,529 123,828
Pool# G08785
4.00%, 10/1/2047 5,289 5,611
Pool# Q52075
4.00%, 11/1/2047 87,080 92,632
Pool# V83598
3.50%, 12/1/2047 23,514 24,639
Pool# G67707
3.50%, 1/1/2048 121,339 129,084
Pool# T65458
3.50%, 2/1/2048 91,806 94,402
Pool# G08800
3.50%, 2/1/2048 11,815 12,372
Pool# G08801
4.00%, 2/1/2048 36,063 38,246
Pool# G61929
3.50%, 3/1/2048 33,843 35,521
Pool# Q54727
3.50%, 3/1/2048 30,502 32,003
Pool# Q55401
5.00%, 4/1/2048 8,417 9,221
Pool# G08817
4.00%, 6/1/2048 7,663 8,101
Pool# G08827
4.50%, 7/1/2048 63,432 67,861
Pool# Q57401
4.50%, 7/1/2048 19,484 21,053
Pool# Q57402
4.50%, 7/1/2048 8,823 9,628
Pool# G08831
4.00%, 8/1/2048 63,182 66,869
Pool# G67716
4.50%, 10/1/2048 69,223 75,843
Pool# G61846
4.00%, 1/1/2049 118 125
Pool# V85279
3.50%, 4/1/2049 25,519 26,855
FHLMC Non Gold Pool
Pool# 1B8478
2.14%, 7/1/2041(a) 28,443 29,716
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 2B0108
2.15%, 1/1/2042(a) 1,495 1,501
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 451,394 464,638
Pool# SB0218
3.00%, 10/1/2033 47,469 49,399
Pool# SB0095
3.50%, 7/1/2034 69,420 72,878
Pool# SB8500
2.50%, 7/1/2035 297,018 304,734
Pool# SB0479
2.50%, 10/1/2035 62,055 63,750
Pool# RC1826
2.00%, 2/1/2036 282,921 284,529
Pool# RC1887
2.00%, 3/1/2036 440,338 443,258
Pool# RC2049
2.00%, 6/1/2036 695,778 699,861
Pool# RC2045
2.00%, 6/1/2036 23,435 23,568
Pool# SB8119
2.00%, 9/1/2036 143,021 143,835
Pool# RC2370
2.00%, 11/1/2036 99,600 100,201
Pool# QN8913
2.00%, 12/1/2036 74,577 75,073
Pool# RC2404
2.00%, 1/1/2037 148,723 149,712
Pool# RC2403
2.00%, 1/1/2037 100,000 100,727
Pool# RC2402
2.00%, 1/1/2037 99,460 100,095
Pool# RC2399
2.00%, 1/1/2037 75,000 75,519
Pool# QA2226
3.00%, 7/1/2046 273,821 283,517
Pool# ZS4688
3.00%, 11/1/2046 108,595 112,716
Pool# ZS4693
3.00%, 12/1/2046 416,228 430,074
Pool# ZM2339
3.50%, 1/1/2047 70,106 73,814
Pool# ZS4746
3.00%, 12/1/2047 316,212 324,929
Pool# QA8965
3.00%, 4/1/2050 251,475 257,918
Pool# RA2579
3.00%, 5/1/2050 94,321 96,738
Pool# RA3022
2.50%, 6/1/2050 227,613 227,587
Pool# SD7521
2.50%, 7/1/2050 645,852 650,308
Pool# SD7523
2.50%, 8/1/2050 302,598 303,907
Pool# RA3382
3.00%, 8/1/2050 231,796 237,758
Pool# SD0514
2.00%, 10/1/2050 242,052 236,629

20 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3723
2.00%, 10/1/2050 129,815 126,904
Pool# RA3935
2.50%, 11/1/2050 460,229 460,189
Pool# RA3932
2.50%, 11/1/2050 266,924 268,383
Pool# RA3987
2.50%, 11/1/2050 154,700 154,577
Pool# RA3934
2.50%, 11/1/2050 145,596 145,581
Pool# RA4411
2.50%, 1/1/2051 799,146 798,614
Pool# RA4351
2.50%, 1/1/2051 314,159 314,136
Pool# RA4410
2.50%, 1/1/2051 240,670 240,649
Pool# RA4652
2.00%, 2/1/2051 1,444,567 1,411,190
Pool# RA4493
2.00%, 2/1/2051 904,630 883,729
Pool# QB9104
2.00%, 2/1/2051 395,455 386,370
Pool# RA4737
2.00%, 3/1/2051 1,153,517 1,127,015
Pool# RA4718
2.00%, 3/1/2051 648,537 633,643
Pool# RA4727
2.00%, 3/1/2051 350,144 342,009
Pool# SD7537
2.00%, 3/1/2051 165,925 162,145
Pool# SD8140
2.00%, 4/1/2051 1,600,655 1,563,711
Pool# SD0576
2.50%, 4/1/2051 74,852 75,064
Pool# SD8146
2.00%, 5/1/2051 3,566,907 3,483,652
Pool# QC2070
2.00%, 5/1/2051 71,004 69,373
Pool# RA5436
2.00%, 6/1/2051 214,638 209,540
Pool# RA5373
2.00%, 6/1/2051 97,634 95,392
Pool# RA5398
2.00%, 7/1/2051 265,067 258,980
Pool# RA6140
2.00%, 10/1/2051 222,748 217,411
Pool# RA6085
2.00%, 10/1/2051 221,684 216,842
Pool# RA6091
2.00%, 10/1/2051 221,382 216,299
Pool# RA6236
2.00%, 11/1/2051 246,509 240,603
Pool# RA6188
2.00%, 11/1/2051 199,868 195,085
Pool# RA6234
2.00%, 11/1/2051 197,687 192,956
Pool# RA6216
2.00%, 11/1/2051 197,149 192,553
Pool# QD1140
2.50%, 11/1/2051 995,281 994,912
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8182
2.00%, 12/1/2051 974,336 951,018
FNMA Pool
Pool# AC9890
1.96%, 4/1/2040(a) 193,408 201,747
Pool# AJ1249
2.06%, 9/1/2041(a) 38,413 39,987
Pool# AL1437
2.08%, 1/1/2042(a) 10,831 11,235
Pool# AK0714
2.18%, 2/1/2042(a) 2,048 2,086
Pool# AP1961
1.95%, 8/1/2042(a) 17,946 18,617
Pool# BF0203
3.00%, 2/1/2047 222,603 229,223
Pool# BF0206
4.00%, 2/1/2047 41,573 43,999
Pool# BF0200
3.50%, 11/1/2051 229,988 243,817
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 12,134 12,684
Pool# 935348
5.50%, 6/1/2024 3,393 3,414
Pool# AC1374
4.00%, 8/1/2024 17,371 18,158
Pool# AC1529
4.50%, 9/1/2024 9,398 9,776
Pool# AD0244
4.50%, 10/1/2024 6,494 6,745
Pool# AD4089
4.50%, 5/1/2025 94,811 99,788
Pool# 890216
4.50%, 7/1/2025 11,915 12,401
Pool# AH1361
3.50%, 12/1/2025 47,794 49,939
Pool# AH1518
3.50%, 12/1/2025 21,002 21,931
Pool# AE6384
4.00%, 1/1/2026 4,203 4,405
Pool# AL0298
4.00%, 5/1/2026 75,985 79,658
Pool# AP4746
3.00%, 8/1/2027 43,953 45,795
Pool# AP4640
3.00%, 9/1/2027 38,503 40,135
Pool# AQ5096
3.00%, 11/1/2027 63,966 66,678
Pool# AQ4532
3.00%, 11/1/2027 49,505 51,605
Pool# AB6887
3.00%, 11/1/2027 48,612 50,672
Pool# AQ3758
3.00%, 11/1/2027 36,240 37,778
Pool# AQ7406
3.00%, 11/1/2027 30,540 31,826
Pool# AB6886
3.00%, 11/1/2027 25,306 26,398
Pool# AQ2884
3.00%, 12/1/2027 26,953 28,026

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 21
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0487
2.50%, 9/1/2028 130,258 133,794
Pool# 930998
4.50%, 4/1/2029 8,269 8,816
Pool# MA0243
5.00%, 11/1/2029 8,574 9,411
Pool# BM1507
2.50%, 12/1/2029 44,761 45,943
Pool# AL8077
3.50%, 12/1/2029 9,511 9,983
Pool# MA0268
5.00%, 12/1/2029 8,375 9,194
Pool# AD5655
5.00%, 5/1/2030 18,862 20,707
Pool# MA0443
5.00%, 5/1/2030 10,416 11,439
Pool# AB1038
5.00%, 5/1/2030 7,974 8,746
Pool# AS5420
3.00%, 7/1/2030 42,989 44,784
Pool# MA0559
5.00%, 9/1/2030 4,015 4,408
Pool# AZ9234
3.50%, 10/1/2030 9,941 10,413
Pool# AH1515
4.00%, 12/1/2030 165,024 175,549
Pool# AD0716
6.50%, 12/1/2030 115,225 127,241
Pool# BM5016
3.00%, 1/1/2031 131,047 136,119
Pool# MA0641
4.00%, 2/1/2031 156,256 166,230
Pool# 560868
7.50%, 2/1/2031 405 409
Pool# BC0774
3.00%, 3/1/2031 32,696 34,076
Pool# AS6919
3.50%, 3/1/2031 24,398 25,610
Pool# BC5968
2.50%, 4/1/2031 37,738 38,669
Pool# BC4430
3.00%, 4/1/2031 12,670 13,176
Pool# AL8566
3.00%, 6/1/2031 42,496 44,274
Pool# AL8565
3.00%, 6/1/2031 38,266 39,895
Pool# AL8561
3.50%, 6/1/2031 27,353 29,044
Pool# AS8028
2.50%, 9/1/2031 111,202 114,167
Pool# MA2775
2.50%, 10/1/2031 236,495 242,919
Pool# AS8038
2.50%, 10/1/2031 125,259 128,661
Pool# BC4777
2.50%, 10/1/2031 87,058 89,424
Pool# AS8612
3.00%, 10/1/2031 41,655 43,363
Pool# 607212
7.50%, 10/1/2031 2,173 2,224
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 607632
6.50%, 11/1/2031 12 13
Pool# MA2830
2.50%, 12/1/2031 92,284 94,792
Pool# BM3814
2.50%, 12/1/2031 63,427 65,216
Pool# AS8609
3.00%, 1/1/2032 54,554 56,839
Pool# AL9786
3.00%, 1/1/2032 38,061 39,748
Pool# AL9585
3.50%, 1/1/2032 14,102 14,978
Pool# BM4624
3.00%, 2/1/2032 47,252 49,250
Pool# AS8767
3.00%, 2/1/2032 39,729 41,375
Pool# AL9740
3.00%, 2/1/2032 23,920 24,960
Pool# AL9871
3.00%, 2/1/2032 19,257 20,108
Pool# BM1007
2.50%, 3/1/2032 109,615 112,551
Pool# AL9899
3.00%, 3/1/2032 73,216 76,393
Pool# BM3269
2.50%, 4/1/2032 102,373 105,108
Pool# MA1029
3.50%, 4/1/2032 134,299 142,468
Pool# AS9695
3.50%, 5/1/2032 57,345 60,644
Pool# BM4088
3.00%, 6/1/2032 40,594 42,276
Pool# 890786
3.50%, 6/1/2032 51,894 55,115
Pool# MA1107
3.50%, 7/1/2032 38,167 40,247
Pool# BH6610
3.50%, 7/1/2032 13,067 13,708
Pool# BM1669
3.00%, 8/1/2032 23,598 24,684
Pool# BH5355
3.50%, 8/1/2032 13,610 14,354
Pool# MA1166
3.50%, 9/1/2032 207,302 218,599
Pool# BM5167
3.50%, 9/1/2032 10,036 10,521
Pool# CA0586
2.50%, 10/1/2032 11,071 11,414
Pool# BH9391
3.50%, 10/1/2032 10,562 11,145
Pool# BM3389
3.00%, 11/1/2032 49,193 51,428
Pool# BM3977
3.00%, 12/1/2032 86,200 89,815
Pool# CA0951
3.00%, 12/1/2032 55,957 58,304
Pool# FM1661
2.50%, 1/1/2033 253,205 259,918
Pool# BM4338
2.50%, 1/1/2033 103,251 105,995

22 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3919
3.00%, 2/1/2033 23,085 24,143
Pool# 656559
6.50%, 2/1/2033 9,739 10,700
Pool# 694846
6.50%, 4/1/2033 4,564 5,014
Pool# AB9402
3.00%, 5/1/2033 122,598 127,871
Pool# AB9403
3.00%, 5/1/2033 48,638 50,719
Pool# AB9300
3.00%, 5/1/2033 42,247 44,065
Pool# MA3372
4.00%, 5/1/2033 16,706 17,606
Pool# 254767
5.50%, 6/1/2033 288,265 324,135
Pool# MA1527
3.00%, 8/1/2033 220,689 229,218
Pool# 750229
6.50%, 10/1/2033 12,611 13,854
Pool# 725228
6.00%, 3/1/2034 307,123 346,874
Pool# 788027
6.50%, 9/1/2034 15,159 16,654
Pool# 735141
5.50%, 1/1/2035 166,725 187,903
Pool# FM5474
2.50%, 10/1/2035 382,799 392,277
Pool# FM4900
2.00%, 12/1/2035 70,998 71,423
Pool# CA8789
2.00%, 2/1/2036 412,298 414,642
Pool# CA9141
2.00%, 2/1/2036 402,970 405,889
Pool# CA9145
2.00%, 2/1/2036 352,902 354,908
Pool# FM5571
2.00%, 2/1/2036 201,575 202,721
Pool# CA9475
2.00%, 3/1/2036 109,845 110,470
Pool# CB0262
2.00%, 4/1/2036 2,216,673 2,229,276
Pool# FM7259
2.50%, 5/1/2036 235,114 241,555
Pool# MA4360
2.00%, 6/1/2036 502,588 505,445
Pool# FM8538
2.00%, 8/1/2036 24,698 24,862
Pool# AL4260
5.50%, 9/1/2036 24,502 27,522
Pool# FM9321
2.00%, 11/1/2036 126,047 126,764
Pool# FS0180
2.00%, 12/1/2036 148,960 149,812
Pool# FM9811
2.00%, 12/1/2036 124,281 124,988
Pool# FS0155
2.00%, 12/1/2036 74,502 74,926
Pool# BU1381
2.00%, 12/1/2036 50,000 50,332
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB2709
2.00%, 1/1/2037 125,000 125,711
Pool# MA4535
1.50%, 2/1/2037 300,000 295,560
Pool# 310104
5.50%, 8/1/2037 178,314 198,337
Pool# 955194
7.00%, 11/1/2037 80,782 92,779
Pool# MA3464
3.50%, 9/1/2038 51,014 53,582
Pool# AB1735
3.50%, 11/1/2040 5,035 5,250
Pool# AB2067
3.50%, 1/1/2041 185,669 197,377
Pool# AB2068
3.50%, 1/1/2041 108,745 115,590
Pool# 932888
3.50%, 1/1/2041 76,804 82,134
Pool# 932891
3.50%, 1/1/2041 14,211 15,109
Pool# AL6521
5.00%, 4/1/2041 426,721 478,866
Pool# AL5863
4.50%, 6/1/2041 269,569 295,379
Pool# AI9920
4.00%, 9/1/2041 4,497 4,753
Pool# AI9851
4.50%, 9/1/2041 26,750 29,263
Pool# AL0761
5.00%, 9/1/2041 272,388 304,757
Pool# AJ5431
4.50%, 10/1/2041 75,430 81,707
Pool# AL0933
5.00%, 10/1/2041 50,841 57,057
Pool# AJ4861
4.00%, 12/1/2041 97,441 105,583
Pool# AX5316
4.50%, 1/1/2042 9,436 10,346
Pool# AL2499
4.50%, 1/1/2042 3,335 3,634
Pool# AX5297
5.00%, 1/1/2042 12,990 14,578
Pool# AW8167
3.50%, 2/1/2042 205,832 218,857
Pool# AB5185
3.50%, 5/1/2042 159,938 169,511
Pool# AO3575
4.50%, 5/1/2042 46,654 50,081
Pool# 890621
5.00%, 5/1/2042 32,142 35,961
Pool# AP2092
4.50%, 8/1/2042 11,721 12,508
Pool# AP7489
4.00%, 9/1/2042 253,843 274,454
Pool# AP6756
4.00%, 9/1/2042 5,029 5,318
Pool# AL2782
4.50%, 9/1/2042 37,852 41,549
Pool# AB6786
3.50%, 11/1/2042 145,878 155,121

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL2677
3.50%, 11/1/2042 95,853 101,924
Pool# MA1273
3.50%, 12/1/2042 123,670 131,387
Pool# AR8213
3.50%, 4/1/2043 119,422 126,579
Pool# AB9238
3.00%, 5/1/2043 376,708 392,283
Pool# AB9237
3.00%, 5/1/2043 305,322 317,890
Pool# AB9236
3.00%, 5/1/2043 68,948 71,795
Pool# AB9362
3.50%, 5/1/2043 275,896 293,391
Pool# AT4145
3.00%, 6/1/2043 150,628 156,796
Pool# AB9814
3.00%, 7/1/2043 376,740 392,243
Pool# AS0203
3.00%, 8/1/2043 178,510 185,815
Pool# AS0255
4.50%, 8/1/2043 99,291 109,111
Pool# AS0516
3.00%, 9/1/2043 143,118 149,209
Pool# AL6951
3.50%, 10/1/2043 185,610 197,241
Pool# BM4222
3.00%, 1/1/2044 198,226 206,244
Pool# AW1006
4.00%, 5/1/2044 77,836 84,569
Pool# AL7767
4.50%, 6/1/2044 5,151 5,642
Pool# AS3161
4.00%, 8/1/2044 177,377 191,905
Pool# BM4650
3.00%, 10/1/2044 357,966 372,576
Pool# AS3946
4.00%, 12/1/2044 255,183 275,842
Pool# AL8303
3.00%, 1/1/2045 62,940 65,497
Pool# BM4384
4.00%, 1/1/2045 66,642 72,038
Pool# BM3611
4.00%, 1/1/2045 39,883 43,220
Pool# BM3804
3.50%, 2/1/2045 21,570 22,930
Pool# AL9555
4.00%, 2/1/2045 561,792 608,050
Pool# AX9524
4.00%, 2/1/2045 241,551 263,169
Pool# AS4418
4.00%, 2/1/2045 158,539 172,768
Pool# AS4375
4.00%, 2/1/2045 117,407 127,953
Pool# AL6889
4.50%, 2/1/2045 43,291 47,503
Pool# BM3931
3.00%, 3/1/2045 43,457 45,234
Pool# AS4578
4.00%, 3/1/2045 81,074 88,332
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3664
3.00%, 5/1/2045 198,512 206,599
Pool# AS4921
3.50%, 5/1/2045 280,618 297,685
Pool# AS5012
4.00%, 5/1/2045 319,742 348,554
Pool# BM5562
4.00%, 6/1/2045 67,986 73,665
Pool# AL7207
4.50%, 8/1/2045 52,446 57,539
Pool# BA2164
3.00%, 11/1/2045 41,179 42,683
Pool# AS6213
4.00%, 11/1/2045 7,377 7,915
Pool# BC0326
3.50%, 12/1/2045 60,777 64,171
Pool# AS6362
4.50%, 12/1/2045 9,785 10,661
Pool# AS6474
3.50%, 1/1/2046 79,212 84,187
Pool# AS6539
3.50%, 1/1/2046 73,818 78,455
Pool# AL9849
3.50%, 1/1/2046 60,745 64,363
Pool# AS6527
4.00%, 1/1/2046 39,756 42,684
Pool# BC2667
4.00%, 2/1/2046 12,022 12,934
Pool# AL9781
4.50%, 2/1/2046 82,545 90,131
Pool# BM4621
3.50%, 3/1/2046 47,218 50,179
Pool# BA6972
4.00%, 3/1/2046 15,665 16,862
Pool# BC0823
3.50%, 4/1/2046 50,076 52,788
Pool# AS7026
4.00%, 4/1/2046 50,169 53,794
Pool# AS7251
4.00%, 5/1/2046 83,490 89,444
Pool# AL8833
4.00%, 6/1/2046 85,009 92,452
Pool# AS7545
3.50%, 7/1/2046 76,730 80,854
Pool# AL8824
3.50%, 7/1/2046 49,946 53,077
Pool# MA2705
3.00%, 8/1/2046 178,685 184,703
Pool# BC1489
3.00%, 8/1/2046 26,488 27,425
Pool# BD4890
3.50%, 8/1/2046 193,065 203,510
Pool# AS7760
4.00%, 8/1/2046 81,558 87,837
Pool# AS7795
4.00%, 8/1/2046 30,239 32,346
Pool# AS7648
4.00%, 8/1/2046 27,955 29,877
Pool# BD3923
4.00%, 8/1/2046 7,410 7,960

24 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD3911
4.00%, 8/1/2046 5,831 6,234
Pool# AS7770
4.50%, 8/1/2046 6,006 6,485
Pool# AL8947
3.50%, 9/1/2046 14,945 15,842
Pool# AS8185
3.00%, 10/1/2046 318,745 329,629
Pool# AL9263
3.00%, 10/1/2046 49,751 51,532
Pool# BM3932
3.50%, 10/1/2046 64,845 68,308
Pool# AL9234
3.50%, 10/1/2046 29,544 31,353
Pool# FM1871
4.00%, 10/1/2046 52,349 56,649
Pool# BC4766
4.50%, 10/1/2046 13,284 14,403
Pool# AS8154
4.50%, 10/1/2046 5,632 6,076
Pool# FM1368
3.00%, 11/1/2046 496,514 513,611
Pool# BC9003
3.00%, 11/1/2046 54,930 57,128
Pool# MA2806
3.00%, 11/1/2046 40,059 41,341
Pool# BE5067
3.50%, 11/1/2046 159,744 169,403
Pool# AS8483
3.00%, 12/1/2046 263,862 274,226
Pool# AS8488
3.00%, 12/1/2046 75,597 78,293
Pool# BC9067
3.00%, 12/1/2046 70,814 73,234
Pool# AS8509
3.00%, 12/1/2046 16,878 17,527
Pool# AS8492
3.50%, 12/1/2046 64,586 68,635
Pool# AS8417
3.50%, 12/1/2046 63,697 67,238
Pool# AS8650
3.00%, 1/1/2047 366,706 377,328
Pool# AL9697
3.00%, 1/1/2047 190,238 197,131
Pool# AS8647
3.00%, 1/1/2047 141,187 146,218
Pool# BE5775
3.00%, 1/1/2047 100,278 103,780
Pool# BM3204
3.50%, 1/1/2047 111,137 118,020
Pool# AS8692
3.50%, 1/1/2047 67,855 71,450
Pool# AL9774
3.50%, 1/1/2047 43,315 46,313
Pool# BD2440
3.50%, 1/1/2047 23,643 24,889
Pool# BE7115
4.50%, 1/1/2047 4,362 4,731
Pool# BM3688
3.50%, 2/1/2047 139,416 147,246
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD5046
3.50%, 2/1/2047 23,136 24,361
Pool# AL9859
3.00%, 3/1/2047 220,930 229,180
Pool# AL9848
3.00%, 3/1/2047 134,274 138,949
Pool# AS8979
4.50%, 3/1/2047 18,908 20,595
Pool# BM3707
2.50%, 4/1/2047 47,301 47,547
Pool# AS9451
3.50%, 4/1/2047 66,501 69,852
Pool# BD7122
4.00%, 4/1/2047 125,531 133,715
Pool# AS9467
4.00%, 4/1/2047 6,885 7,409
Pool# AS9470
4.50%, 4/1/2047 55,146 59,567
Pool# BH0304
4.50%, 4/1/2047 4,257 4,594
Pool# AS9562
3.00%, 5/1/2047 29,573 30,583
Pool# BM3237
3.50%, 5/1/2047 112,932 119,669
Pool# AS9577
3.50%, 5/1/2047 96,919 102,370
Pool# AS9586
4.00%, 5/1/2047 444,093 480,209
Pool# BM1268
4.00%, 5/1/2047 135,620 145,886
Pool# BE3670
3.50%, 6/1/2047 99,282 104,099
Pool# AS9794
3.50%, 6/1/2047 85,157 90,244
Pool# BM3549
4.00%, 6/1/2047 94,207 101,168
Pool# BE3702
4.00%, 6/1/2047 42,152 44,855
Pool# BM1295
4.50%, 6/1/2047 59,474 64,178
Pool# BE9624
4.50%, 6/1/2047 28,275 30,406
Pool# BM3801
3.00%, 7/1/2047 120,784 124,997
Pool# BM1551
3.50%, 7/1/2047 131,157 138,729
Pool# AS9909
3.50%, 7/1/2047 68,743 72,714
Pool# 890673
3.00%, 8/1/2047 100,156 103,726
Pool# MA3087
3.50%, 8/1/2047 121,105 127,213
Pool# BM1658
3.50%, 8/1/2047 112,692 118,946
Pool# CA0240
3.50%, 8/1/2047 63,535 66,607
Pool# BH7375
3.50%, 8/1/2047 39,074 41,065
Pool# CA0407
3.50%, 9/1/2047 91,836 96,251

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3120
3.50%, 9/1/2047 82,447 86,386
Pool# BM3556
4.00%, 9/1/2047 27,509 30,331
Pool# BM1959
3.50%, 10/1/2047 151,408 161,000
Pool# CA0496
4.50%, 10/1/2047 83,879 91,854
Pool# CA0623
4.50%, 10/1/2047 12,235 13,181
Pool# CA0693
3.50%, 11/1/2047 153,360 160,860
Pool# BM3358
3.50%, 11/1/2047 38,624 41,067
Pool# BM3191
4.00%, 11/1/2047 14,974 15,936
Pool# BM3379
3.00%, 12/1/2047 218,586 226,466
Pool# BJ1699
4.00%, 12/1/2047 91,848 99,770
Pool# MA3238
3.50%, 1/1/2048 130,368 136,408
Pool# CA1242
3.50%, 2/1/2048 71,954 77,016
Pool# MA3277
4.00%, 2/1/2048 100,988 107,103
Pool# CA4341
3.00%, 3/1/2048 73,151 75,160
Pool# BK1972
4.50%, 3/1/2048 22,527 24,417
Pool# MA3332
3.50%, 4/1/2048 101,256 106,038
Pool# CA1510
3.50%, 4/1/2048 35,927 37,637
Pool# CA1531
3.50%, 4/1/2048 29,885 32,012
Pool# CA1560
4.50%, 4/1/2048 35,984 39,191
Pool# BJ2681
5.00%, 4/1/2048 9,150 10,003
Pool# BM4024
3.50%, 5/1/2048 14,997 16,043
Pool# CA1898
4.50%, 6/1/2048 65,334 71,445
Pool# CA1951
4.00%, 7/1/2048 28,806 30,510
Pool# BK6577
4.50%, 7/1/2048 8,370 8,945
Pool# CA2065
5.00%, 7/1/2048 26,905 29,547
Pool# CA2216
5.00%, 8/1/2048 38,002 41,904
Pool# CA2376
4.00%, 9/1/2048 48,734 51,540
Pool# MA3495
4.00%, 10/1/2048 87,222 92,209
Pool# CA2493
4.50%, 10/1/2048 69,547 74,476
Pool# BM4664
4.50%, 10/1/2048 49,169 53,385
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1001
3.50%, 11/1/2048 15,287 16,028
Pool# MA3521
4.00%, 11/1/2048 66,976 70,727
Pool# MA3536
4.00%, 12/1/2048 67,934 71,728
Pool# BN0340
4.50%, 12/1/2048 103,454 110,242
Pool# CA2779
4.50%, 12/1/2048 45,878 49,809
Pool# BN3944
4.00%, 1/1/2049 25,284 27,005
Pool# BN3960
4.50%, 1/1/2049 129,877 138,812
Pool# CA3387
4.00%, 4/1/2049 94,682 102,526
Pool# CA3382
5.00%, 4/1/2049 19,161 21,230
Pool# CA3489
4.00%, 5/1/2049 55,310 59,596
Pool# MA3665
4.50%, 5/1/2049 99,535 106,360
Pool# CA3669
4.00%, 6/1/2049 110,545 119,067
Pool# CA3825
4.00%, 7/1/2049 32,536 35,308
Pool# BO5494
3.00%, 11/1/2049 73,191 75,314
Pool# BO6225
3.00%, 12/1/2049 398,149 407,115
Pool# BO5380
3.00%, 12/1/2049 71,264 73,294
Pool# CA5152
3.00%, 2/1/2050 123,126 126,288
Pool# FM2887
3.00%, 3/1/2050 112,910 116,228
Pool# FM0077
3.00%, 3/1/2050 56,597 57,883
Pool# CA5510
3.00%, 4/1/2050 182,944 187,600
Pool# MA4077
2.00%, 7/1/2050 106,092 103,728
Pool# CA6598
2.50%, 8/1/2050 372,841 372,839
Pool# BQ4909
2.00%, 9/1/2050 923,646 902,989
Pool# CA6985
2.00%, 9/1/2050 603,849 590,387
Pool# FM4222
2.50%, 9/1/2050 715,162 720,082
Pool# CA7029
2.50%, 9/1/2050 676,860 681,534
Pool# CA7572
2.50%, 10/1/2050 576,634 581,853
Pool# CA7368
2.50%, 10/1/2050 453,291 453,239
Pool# CA7369
2.50%, 10/1/2050 340,710 340,646
Pool# MA4181
1.50%, 11/1/2050 497,446 471,167

26 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4808
2.50%, 11/1/2050 300,121 300,087
Pool# CA8442
2.00%, 1/1/2051 1,135,051 1,109,442
Pool# FM5531
3.00%, 1/1/2051 153,887 157,840
Pool# FM6031
2.00%, 2/1/2051 1,485,335 1,451,012
Pool# CA8893
2.00%, 2/1/2051 460,326 449,754
Pool# BQ9747
2.00%, 2/1/2051 386,356 377,440
Pool# CA8823
2.00%, 2/1/2051 249,103 243,447
Pool# FM6135
2.00%, 2/1/2051 162,374 158,701
Pool# CA8866
2.50%, 2/1/2051 331,082 331,057
Pool# MA4256
2.50%, 2/1/2051 13,623 13,612
Pool# FM6554
2.00%, 3/1/2051 624,139 609,775
Pool# FM6569
2.50%, 3/1/2051 677,930 677,888
Pool# FM7677
2.50%, 3/1/2051 674,503 674,006
Pool# FM6834
2.00%, 4/1/2051 765,463 747,854
Pool# CB0235
2.00%, 4/1/2051 353,260 345,052
Pool# CB0149
2.00%, 4/1/2051 234,345 228,845
Pool# BR7647
2.00%, 4/1/2051 131,403 128,320
Pool# CB0400
2.00%, 5/1/2051 95,588 93,738
Pool# MA4326
2.50%, 5/1/2051 6,106 6,101
Pool# CB0819
2.00%, 6/1/2051 479,208 468,036
Pool# CB0684
2.00%, 6/1/2051 362,202 353,579
Pool# FM7719
2.00%, 6/1/2051 217,131 212,076
Pool# MA4356
2.50%, 6/1/2051 2,971 2,971
Pool# MA4378
2.00%, 7/1/2051 677,298 661,322
Pool# CB1110
2.00%, 7/1/2051 95,521 93,218
Pool# FM8160
2.50%, 7/1/2051 192,253 193,086
Pool# FM8007
2.50%, 7/1/2051 118,186 118,182
Pool# FM8011
2.50%, 8/1/2051 362,259 363,388
Pool# FM8441
2.50%, 8/1/2051 148,311 148,317
Pool# CB1330
2.50%, 8/1/2051 121,277 121,282
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8794
2.50%, 9/1/2051 365,834 365,542
Pool# MA4437
2.00%, 10/1/2051 1,797,956 1,754,603
Pool# FM9082
2.00%, 10/1/2051 123,666 120,745
Pool# FM9179
2.00%, 10/1/2051 97,891 95,530
Pool# CB1871
2.50%, 10/1/2051 438,191 438,232
Pool# MA4465
2.00%, 11/1/2051 767,610 749,101
Pool# FM9097
2.00%, 11/1/2051 197,447 193,245
Pool# FM9450
2.00%, 11/1/2051 119,794 117,177
Pool# FM9491
2.50%, 11/1/2051 50,592 50,602
Pool# FM9494
2.50%, 11/1/2051 31,793 31,768
Pool# FM9578
2.00%, 12/1/2051 646,999 631,499
Pool# MA4492
2.00%, 12/1/2051 402,289 392,662
Pool# FM9872
2.50%, 12/1/2051 273,889 274,253
Pool# CB2410
2.50%, 12/1/2051 127,234 127,266
Pool# FM9806
2.50%, 12/1/2051 110,747 110,769
Pool# MA4512
2.50%, 1/1/2052 922,441 921,707
Pool# BU9929
2.00%, 2/1/2052 275,000 268,376
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 2/25/2037 3,725,000 3,665,560
2.00%, 2/25/2037 226,000 227,055
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 2/25/2052 2,850,000 2,695,922
2.00%, 2/25/2052 3,597 3,507
2.50%, 2/25/2052 4,899,000 4,890,580
4.00%, 2/25/2052 75,000 79,236
1.50%, 3/25/2052 525,000 495,774
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 183 189
Pool# 457801
7.00%, 8/15/2028 1,091 1,162
Pool# 486936
6.50%, 2/15/2029 432 473
Pool# 502969
6.00%, 3/15/2029 1,613 1,772
Pool# 487053
7.00%, 3/15/2029 533 572
Pool# 781014
6.00%, 4/15/2029 1,083 1,189
Pool# 509099
7.00%, 6/15/2029 1,830 1,876

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 470643
7.00%, 7/15/2029 4,799 4,921
Pool# 434505
7.50%, 8/15/2029 32 32
Pool# 781124
7.00%, 12/15/2029 3,706 4,172
Pool# 507396
7.50%, 9/15/2030 23,114 23,989
Pool# 531352
7.50%, 9/15/2030 1,483 1,526
Pool# 536334
7.50%, 10/15/2030 107 109
Pool# 540659
7.00%, 1/15/2031 496 501
Pool# 486019
7.50%, 1/15/2031 548 568
Pool# 535388
7.50%, 1/15/2031 339 345
Pool# 528589
6.50%, 3/15/2031 11,990 13,105
Pool# 508473
7.50%, 4/15/2031 2,266 2,397
Pool# 544470
8.00%, 4/15/2031 1,219 1,223
Pool# 781287
7.00%, 5/15/2031 1,753 1,984
Pool# 781319
7.00%, 7/15/2031 536 624
Pool# 485879
7.00%, 8/15/2031 3,040 3,280
Pool# 572554
6.50%, 9/15/2031 26,056 28,477
Pool# 781328
7.00%, 9/15/2031 1,657 1,873
Pool# 550991
6.50%, 10/15/2031 319 348
Pool# 571267
7.00%, 10/15/2031 232 247
Pool# 555171
6.50%, 12/15/2031 788 861
Pool# 781380
7.50%, 12/15/2031 554 637
Pool# 781481
7.50%, 1/15/2032 2,469 2,858
Pool# 580972
6.50%, 2/15/2032 110 121
Pool# 781401
7.50%, 2/15/2032 1,710 1,937
Pool# 781916
6.50%, 3/15/2032 21,205 23,490
Pool# 552474
7.00%, 3/15/2032 2,914 3,249
Pool# 781478
7.50%, 3/15/2032 984 1,124
Pool# 781429
8.00%, 3/15/2032 1,763 2,013
Pool# 781431
7.00%, 4/15/2032 6,512 7,486
Pool# 552616
7.00%, 6/15/2032 23,624 26,171
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 570022
7.00%, 7/15/2032 8,870 10,003
Pool# 595077
6.00%, 10/15/2032 3,273 3,780
Pool# 552903
6.50%, 11/15/2032 36,726 40,634
Pool# 552952
6.00%, 12/15/2032 2,743 3,037
Pool# 602102
6.00%, 2/15/2033 9,441 10,356
Pool# 588192
6.00%, 2/15/2033 2,607 2,871
Pool# 553144
5.50%, 4/15/2033 8,420 9,495
Pool# 604243
6.00%, 4/15/2033 3,661 4,136
Pool# 611526
6.00%, 5/15/2033 5,283 5,790
Pool# 553320
6.00%, 6/15/2033 10,434 11,789
Pool# 604788
6.50%, 11/15/2033 34,232 37,414
Pool# 781688
6.00%, 12/15/2033 16,172 18,655
Pool# 604875
6.00%, 12/15/2033 14,513 16,744
Pool# 781690
6.00%, 12/15/2033 6,367 7,346
Pool# 781699
7.00%, 12/15/2033 2,419 2,666
Pool# 621856
6.00%, 1/15/2034 5,898 6,462
Pool# 564799
6.00%, 3/15/2034 10,144 11,126
Pool# 630038
6.50%, 8/15/2034 20,612 22,528
Pool# 781804
6.00%, 9/15/2034 16,504 19,037
Pool# 781847
6.00%, 12/15/2034 11,484 13,246
Pool# 486921
5.50%, 2/15/2035 4,244 4,778
Pool# 781902
6.00%, 2/15/2035 15,761 18,105
Pool# 649510
5.50%, 10/15/2035 53,692 60,013
Pool# 652207
5.50%, 3/15/2036 28,247 30,948
Pool# 655519
5.00%, 5/15/2036 13,167 14,678
Pool# 652539
5.00%, 5/15/2036 4,581 5,111
Pool# 606308
5.50%, 5/15/2036 4,769 5,234
Pool# 656666
6.00%, 6/15/2036 10,824 11,975
Pool# 657912
6.50%, 8/15/2036 2,939 3,212
Pool# 704630
5.50%, 7/15/2039 16,165 18,177

28 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 757039
4.00%, 12/15/2040 137,972 151,166
Pool# 757038
4.00%, 12/15/2040 134,887 147,967
Pool# 757044
4.00%, 12/15/2040 47,224 51,575
Pool# 755656
4.00%, 12/15/2040 45,669 50,291
Pool# 742235
4.00%, 12/15/2040 39,103 42,769
Pool# 755655
4.00%, 12/15/2040 28,154 30,899
Pool# 757043
4.00%, 12/15/2040 21,273 23,248
Pool# 756631
4.00%, 12/15/2040 14,291 15,739
Pool# 755959
4.00%, 1/15/2041 102,129 112,472
Pool# 742244
4.00%, 1/15/2041 89,099 97,452
Pool# 753826
4.00%, 1/15/2041 47,849 52,340
Pool# 690662
4.00%, 1/15/2041 35,931 39,179
Pool# 719486
4.00%, 1/15/2041 7,594 8,055
Pool# 757555
4.00%, 2/15/2041 22,712 24,440
Pool# 757557
4.00%, 2/15/2041 17,340 18,488
Pool# AD6012
3.50%, 4/15/2043 275,525 291,911
Pool# AD7471
3.50%, 4/15/2043 99,712 105,467
Pool# AD9472
3.50%, 4/15/2043 97,430 102,619
Pool# AA6307
3.50%, 4/15/2043 89,480 93,887
Pool# AD7472
3.50%, 4/15/2043 72,586 76,836
Pool# AB3946
3.50%, 4/15/2043 46,758 48,805
Pool# AA6403
3.00%, 5/15/2043 375,440 392,032
Pool# 783781
3.50%, 6/15/2043 75,781 82,842
Pool# 784015
3.00%, 7/15/2043 20,198 20,963
Pool# 784714
3.00%, 1/15/2044 101,311 105,168
Pool# 784459
3.00%, 12/15/2046 40,684 41,969
Pool# 784355
4.00%, 12/15/2046 30,785 32,661
Pool# 784500
3.00%, 2/15/2047 96,404 99,049
Pool# 784713
3.00%, 2/15/2047 20,438 21,426
Pool# 784458
3.50%, 12/15/2047 207,665 226,963
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784747
4.00%, 5/15/2048 35,961 38,480
Pool# 785073
4.00%, 9/15/2049 31,296 33,488
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 85,452 95,883
Pool# 4559
5.00%, 10/20/2039 114,715 129,506
Pool# 4715
5.00%, 6/20/2040 116,597 130,144
Pool# 4747
5.00%, 7/20/2040 62,200 70,036
Pool# 4771
4.50%, 8/20/2040 176,380 192,899
Pool# 737727
4.00%, 12/20/2040 447,705 485,149
Pool# 737730
4.00%, 12/20/2040 146,807 159,041
Pool# 4923
4.50%, 1/20/2041 76,105 84,233
Pool# 4978
4.50%, 3/20/2041 10,735 11,799
Pool# 5017
4.50%, 4/20/2041 111,838 122,928
Pool# 5082
4.50%, 6/20/2041 196,107 216,095
Pool# 5175
4.50%, 9/20/2041 155,637 171,787
Pool# 675523
3.50%, 3/20/2042 173,579 184,060
Pool# MA0462
3.50%, 10/20/2042 280,780 299,298
Pool# MA0625
3.50%, 12/20/2042 217,011 230,906
Pool# MA0698
3.00%, 1/20/2043 179,536 186,403
Pool# AF1001
3.50%, 6/20/2043 141,856 151,138
Pool# AJ9335
3.50%, 10/20/2044 10,115 10,724
Pool# MA2754
3.50%, 4/20/2045 109,030 114,801
Pool# MA2824
2.50%, 5/20/2045 157,257 159,668
Pool# MA2825
3.00%, 5/20/2045 223,884 232,415
Pool# MA2891
3.00%, 6/20/2045 588,976 612,155
Pool# MA2960
3.00%, 7/20/2045 192,606 199,009
Pool# 784156
4.00%, 8/20/2045 63,743 67,253
Pool# AO1103
3.50%, 9/20/2045 244,582 259,323
Pool# AO1099
3.50%, 9/20/2045 10,660 11,277
Pool# MA3106
4.00%, 9/20/2045 33,554 36,059

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA3172
3.00%, 10/20/2045 67,808 70,058
Pool# MA3173
3.50%, 10/20/2045 4,225 4,446
Pool# MA3174
4.00%, 10/20/2045 6,487 6,844
Pool# MA3243
3.00%, 11/20/2045 60,202 62,199
Pool# MA3244
3.50%, 11/20/2045 80,006 84,354
Pool# 784098
3.00%, 12/20/2045 315,683 326,926
Pool# MA3309
3.00%, 12/20/2045 117,330 121,223
Pool# MA3310
3.50%, 12/20/2045 33,200 34,956
Pool# 784111
3.00%, 1/20/2046 168,916 175,100
Pool# MA3377
4.00%, 1/20/2046 18,376 19,687
Pool# 784119
3.00%, 2/20/2046 253,747 262,784
Pool# 784115
3.00%, 2/20/2046 13,720 14,209
Pool# MA3520
3.00%, 3/20/2046 217,580 224,790
Pool# MA3521
3.50%, 3/20/2046 185,776 195,575
Pool# MA3596
3.00%, 4/20/2046 96,909 100,077
Pool# MA3597
3.50%, 4/20/2046 33,438 35,151
Pool# MA3735
3.00%, 6/20/2046 209,082 216,023
Pool# MA3804
4.00%, 7/20/2046 16,808 17,765
Pool# MA3876
4.50%, 8/20/2046 7,492 8,222
Pool# MA3936
3.00%, 9/20/2046 692,807 715,810
Pool# MA3939
4.50%, 9/20/2046 4,266 4,708
Pool# MA4068
3.00%, 11/20/2046 99,324 102,623
Pool# MA4125
2.50%, 12/20/2046 60,303 61,082
Pool# MA4126
3.00%, 12/20/2046 720,286 744,225
Pool# MA4127
3.50%, 12/20/2046 171,034 179,172
Pool# MA4194
2.50%, 1/20/2047 147,844 149,489
Pool# MA4196
3.50%, 1/20/2047 21,078 22,073
Pool# MA4261
3.00%, 2/20/2047 179,660 185,609
Pool# MA4264
4.50%, 2/20/2047 7,903 8,525
Pool# MA4321
3.50%, 3/20/2047 275,634 288,211
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4382
3.50%, 4/20/2047 145,792 152,388
Pool# AZ1974
3.50%, 4/20/2047 105,670 111,933
Pool# MA4384
4.50%, 4/20/2047 7,224 7,754
Pool# MA4509
3.00%, 6/20/2047 77,886 80,597
Pool# MA4511
4.00%, 6/20/2047 261,177 276,617
Pool# MA4512
4.50%, 6/20/2047 20,246 21,673
Pool# MA4585
3.00%, 7/20/2047 11,888 12,301
Pool# MA4587
4.00%, 7/20/2047 282,794 299,445
Pool# 784471
3.50%, 8/20/2047 146,802 156,752
Pool# BC1888
3.50%, 8/20/2047 142,611 151,413
Pool# MA4652
3.50%, 8/20/2047 77,880 81,486
Pool# MA4653
4.00%, 8/20/2047 10,787 11,411
Pool# 784408
3.50%, 10/20/2047 104,872 113,886
Pool# MA4836
3.00%, 11/20/2047 117,453 121,348
Pool# MA4837
3.50%, 11/20/2047 225,198 235,615
Pool# 784421
3.50%, 12/20/2047 208,246 228,201
Pool# MA4900
3.50%, 12/20/2047 171,169 178,835
Pool# MA4962
3.50%, 1/20/2048 160,546 166,735
Pool# MA5018
3.00%, 2/20/2048 55,230 56,776
Pool# 784480
3.50%, 4/20/2048 62,253 67,960
Pool# 784479
3.50%, 4/20/2048 43,136 47,298
Pool# 784481
3.50%, 4/20/2048 12,237 13,000
Pool# BD4034
4.00%, 4/20/2048 19,957 21,359
Pool# MA5139
5.00%, 4/20/2048 29,039 31,223
Pool# MA5194
5.00%, 5/20/2048 12,241 13,147
Pool# MA5331
4.50%, 7/20/2048 58,127 61,612
Pool# MA5466
4.00%, 9/20/2048 119,667 126,103
Pool# MA5595
4.00%, 11/20/2048 42,257 44,489
Pool# BJ2692
4.00%, 11/20/2048 12,884 13,571
Pool# MA5597
5.00%, 11/20/2048 12,964 13,858

30 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BK2856
4.50%, 12/20/2048 5,530 5,854
Pool# MA5653
5.00%, 12/20/2048 21,339 22,769
Pool# MA5818
4.50%, 3/20/2049 36,989 38,986
Pool# MA5878
5.00%, 4/20/2049 13,027 13,900
Pool# MA5933
5.00%, 5/20/2049 10,349 11,054
Pool# MA6041
4.50%, 7/20/2049 100,267 105,690
Pool# MA6092
4.50%, 8/20/2049 33,934 35,727
Pool# MA6409
3.00%, 1/20/2050 282,274 289,321
Pool# MA6764
2.00%, 7/20/2050 71,343 70,620
Pool# MA6818
2.00%, 8/20/2050 562,889 557,191
Pool# BW4732
2.50%, 8/20/2050 447,715 451,028
Pool# BW6206
2.50%, 8/20/2050 433,951 437,162
Pool# BW4741
2.50%, 9/20/2050 437,935 441,172
Pool# BY0776
2.50%, 9/20/2050 422,116 425,245
Pool# BY0805
2.50%, 9/20/2050 389,931 392,823
Pool# MA7311
2.00%, 4/20/2051 1,924,866 1,905,300
Pool# MA7472
2.50%, 7/20/2051 511,660 515,534
Pool# MA7648
2.00%, 10/20/2051 1,270,612 1,257,609
GNMA TBA
1.50%, 2/15/2052 100,000 95,156
2.00%, 2/15/2052 1,740,000 1,720,153
2.50%, 2/15/2052 2,094,000 2,107,088
Total Mortgage-Backed Securities
(cost $127,387,036)
127,185,796
Municipal Bonds 0.8%
California 0.2%
Bay Area Toll Authority,
RB, 6.91%, 10/1/2050 100,000 170,622
California State, GO, 7.60%,
11/1/2040 100,000 164,922
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 136,059
Los Angeles, Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 100,000 160,089
Municipal Bonds
Principal
Amount ($) Value ($)
California
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 100,000 119,221
State of California,
GO, 7.63%, 3/1/2040 100,000 159,503
University of California, RB
3.06%, 7/1/2025 50,000 52,321
Series R, 5.77%, 5/15/2043 50,000 66,380
4.86%, 5/15/2112 100,000 140,431
1,169,548
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 226,714
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 145,000 214,209
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 46,157
State of Illinois, GO, 5.10%,
6/1/2033 185,000 205,892
252,049
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 55,496
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 184,929
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 115,000 180,889
365,818
New York 0.2%
Metropolitan Transportation
Authority, RB, 5.18%,
11/15/2049 100,000 128,734
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 126,200
New York City Transitional
Finance Authority, RB,
Series CC, 5.88%,
6/15/2044 100,000 146,692
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 102,040

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 31
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 50,996
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 100,000 127,165
Series 174, 4.46%,
10/1/2062 100,000 125,567
807,394
Ohio 0.1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 117,359
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 132,341
249,700
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 163,549
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 51,976
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 25,188
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 68,769
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 116,959
426,441
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 21,358
Total Municipal Bonds
(cost $3,296,867)
3,788,727
Supranational 1.5%
Asian Development Bank
1.50%, 10/18/2024 500,000 501,572
0.63%, 4/29/2025 500,000 486,378
2.50%, 11/2/2027 250,000 259,963
2.75%, 1/19/2028 200,000 211,005
3.13%, 9/26/2028 75,000 81,247
European Bank for
Reconstruction &
Development, 0.25%,
7/10/2023 300,000 296,525
European Investment Bank
Supranational
Principal
Amount ($) Value ($)
2.63%, 3/15/2024 500,000 514,310
1.63%, 3/14/2025 500,000 501,199
0.38%, 12/15/2025 500,000 477,130
0.38%, 3/26/2026 100,000 95,194
Inter-American Development
Bank
0.50%, 5/24/2023 500,000 496,470
1.13%, 1/13/2031 50,000 46,990
4.38%, 1/24/2044 200,000 265,366
International Bank for
Reconstruction &
Development
2.50%, 3/19/2024 500,000 513,007
2.50%, 11/25/2024 500,000 515,279
0.63%, 4/22/2025 500,000 486,315
2.50%, 7/29/2025 250,000 258,125
1.75%, 10/23/2029 250,000 248,099
International Finance Corp.,
1.38%, 10/16/2024 250,000 249,320
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 204,378
Total Supranational
(cost $6,805,469)
6,707,872
U.S. Government Agency Securities 1.7%
FHLB
3.13%, 6/13/2025 1,075,000 1,131,300
5.50%, 7/15/2036 300,000 420,778
FHLMC
0.13%, 7/25/2022 185,000 184,692
0.25%, 6/26/2023 700,000 692,037
0.25%, 8/24/2023 605,000 597,390
0.25%, 12/4/2023 205,000 201,576
0.38%, 7/21/2025 65,000 62,600
6.75%, 3/15/2031 400,000 559,976
6.25%, 7/15/2032 365,000 511,243
FNMA
2.63%, 9/6/2024 500,000 516,703
0.50%, 6/17/2025 500,000 484,616
6.25%, 5/15/2029 500,000 650,177
7.25%, 5/15/2030 500,000 706,539
0.88%, 8/5/2030 880,000 808,042
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 428,753
Total U.S. Government Agency Securities
(cost $7,563,943)
7,956,422
U.S. Treasury Obligations 38.3%
U.S. Treasury Bonds
7.13%, 2/15/2023 1,000,000 1,065,156
6.25%, 8/15/2023 869,000 938,520
6.00%, 2/15/2026 444,500 522,617
5.50%, 8/15/2028 1,300,000 1,602,656
5.25%, 11/15/2028 1,000,000 1,225,820
4.50%, 2/15/2036 1,300,000 1,732,859
4.75%, 2/15/2037 900,000 1,237,008

32 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.50%, 5/15/2038 500,000 676,231
4.50%, 8/15/2039 185,000 252,438
4.38%, 11/15/2039 830,000 1,117,323
1.13%, 5/15/2040 500,000 421,856
3.88%, 8/15/2040 900,000 1,144,125
1.38%, 11/15/2040 800,000 701,406
4.25%, 11/15/2040 400,000 532,938
1.75%, 8/15/2041 500,000 465,625
3.75%, 8/15/2041 750,000 943,154
2.00%, 11/15/2041 250,000 243,008
3.13%, 11/15/2041 600,000 694,125
3.13%, 2/15/2042 1,650,000 1,912,582
2.75%, 11/15/2042 800,000 876,625
3.13%, 2/15/2043 1,750,000 2,029,316
2.88%, 5/15/2043 900,000 1,005,855
3.63%, 8/15/2043 1,000,000 1,248,320
3.75%, 11/15/2043 850,000 1,081,658
3.63%, 2/15/2044 800,000 1,002,125
3.13%, 8/15/2044 400,000 466,875
3.00%, 11/15/2044 1,350,000 1,545,803
3.00%, 5/15/2045 400,000 459,313
2.50%, 5/15/2046 900,000 954,035
2.25%, 8/15/2046 500,000 506,621
2.88%, 11/15/2046 275,000 312,114
3.00%, 2/15/2047 400,000 464,656
3.00%, 5/15/2047 600,000 698,531
2.75%, 8/15/2047 500,000 558,301
3.00%, 8/15/2048 1,450,000 1,703,354
2.88%, 5/15/2049 1,400,000 1,618,695
2.25%, 8/15/2049 2,500,000 2,565,820
2.38%, 11/15/2049 1,050,000 1,107,340
2.00%, 2/15/2050 500,000 487,363
1.25%, 5/15/2050 1,800,000 1,463,977
1.38%, 8/15/2050 900,000 755,297
1.63%, 11/15/2050 250,000 223,135
1.88%, 2/15/2051 1,450,000 1,373,309
2.38%, 5/15/2051 1,300,000 1,376,172
2.00%, 8/15/2051 1,000,000 975,469
1.88%, 11/15/2051 600,000 568,875
U.S. Treasury Notes
1.63%, 8/15/2022 200,000 201,211
1.88%, 9/30/2022 500,000 504,316
1.63%, 11/15/2022 2,000,000 2,014,766
2.00%, 11/30/2022 1,400,000 1,414,711
2.38%, 1/31/2023 1,750,000 1,777,002
1.50%, 2/28/2023 1,000,000 1,006,992
2.63%, 2/28/2023 1,500,000 1,528,594
1.38%, 6/30/2023 700,000 703,691
2.50%, 8/15/2023 800,000 817,875
1.38%, 8/31/2023 1,700,000 1,708,367
2.75%, 8/31/2023 2,000,000 2,052,422
2.13%, 11/30/2023 2,900,000 2,951,430
0.75%, 12/31/2023 2,000,000 1,984,375
2.25%, 12/31/2023 1,500,000 1,530,762
2.25%, 1/31/2024 1,800,000 1,838,250
2.50%, 1/31/2024 1,000,000 1,026,016
0.13%, 2/15/2024 1,000,000 978,633
2.75%, 2/15/2024 500,000 515,703
2.13%, 3/31/2024 1,000,000 1,019,062
2.00%, 4/30/2024 1,000,000 1,017,031
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.25%, 4/30/2024 700,000 715,723
2.50%, 5/15/2024 1,700,000 1,748,012
2.00%, 5/31/2024 1,000,000 1,017,070
2.00%, 6/30/2024 500,000 508,633
0.38%, 7/15/2024 1,000,000 978,164
2.13%, 7/31/2024 1,500,000 1,531,348
0.38%, 8/15/2024 1,000,000 976,992
2.38%, 8/15/2024 250,000 256,719
1.88%, 8/31/2024 1,000,000 1,014,570
0.38%, 9/15/2024 2,000,000 1,951,719
1.50%, 9/30/2024 2,500,000 2,511,523
2.13%, 9/30/2024 500,000 510,508
0.63%, 10/15/2024 1,000,000 981,328
1.50%, 10/31/2024 1,000,000 1,004,219
2.25%, 10/31/2024 1,000,000 1,024,492
0.75%, 11/15/2024 1,500,000 1,475,156
2.25%, 11/15/2024 660,000 676,320
2.13%, 11/30/2024 1,200,000 1,225,359
1.38%, 1/31/2025 1,300,000 1,299,289
2.50%, 1/31/2025 1,500,000 1,548,809
2.00%, 2/15/2025 1,500,000 1,526,602
0.50%, 3/31/2025 2,700,000 2,623,746
2.63%, 3/31/2025 2,200,000 2,282,242
0.38%, 4/30/2025 2,500,000 2,416,602
2.13%, 5/15/2025 1,600,000 1,635,187
0.25%, 5/31/2025 1,000,000 961,133
0.25%, 6/30/2025 1,000,000 959,766
2.75%, 6/30/2025 1,750,000 1,824,990
2.88%, 7/31/2025 1,750,000 1,833,535
2.00%, 8/15/2025 2,000,000 2,035,078
0.25%, 8/31/2025 2,000,000 1,913,594
3.00%, 10/31/2025 1,800,000 1,897,242
2.25%, 11/15/2025 1,500,000 1,540,195
0.38%, 11/30/2025 1,500,000 1,435,957
0.38%, 12/31/2025 1,200,000 1,147,641
0.38%, 1/31/2026 1,000,000 954,727
2.63%, 1/31/2026 750,000 781,406
1.63%, 2/15/2026 400,000 401,281
0.75%, 3/31/2026 500,000 483,652
0.63%, 7/31/2026 1,000,000 958,164
1.50%, 8/15/2026 400,000 398,359
0.75%, 8/31/2026 2,000,000 1,925,547
1.38%, 8/31/2026 1,500,000 1,485,703
1.63%, 9/30/2026 1,000,000 1,001,406
1.63%, 10/31/2026 1,000,000 1,001,562
2.00%, 11/15/2026 1,000,000 1,018,437
1.25%, 12/31/2026 1,200,000 1,179,562
1.50%, 1/31/2027 800,000 795,812
2.25%, 2/15/2027 3,800,000 3,916,375
1.13%, 2/28/2027 2,000,000 1,951,953
0.63%, 3/31/2027 1,500,000 1,425,996
0.50%, 4/30/2027 2,000,000 1,886,797
0.50%, 8/31/2027 1,500,000 1,406,484
0.38%, 9/30/2027 2,000,000 1,859,844
2.25%, 11/15/2027 1,870,000 1,927,634
0.63%, 11/30/2027 1,250,000 1,175,684
0.63%, 12/31/2027 2,000,000 1,878,516
0.75%, 1/31/2028 500,000 472,578
2.75%, 2/15/2028 1,000,000 1,060,000
1.13%, 2/29/2028 1,000,000 966,328

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 33
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.25%, 3/31/2028 1,500,000 1,458,574
1.25%, 4/30/2028 1,200,000 1,165,922
2.88%, 5/15/2028 1,000,000 1,069,102
1.25%, 5/31/2028 1,500,000 1,457,051
1.25%, 6/30/2028 700,000 679,383
1.00%, 7/31/2028 1,000,000 954,648
2.88%, 8/15/2028 1,000,000 1,070,469
1.25%, 9/30/2028 500,000 484,277
1.38%, 10/31/2028 500,000 488,164
1.50%, 11/30/2028 500,000 492,031
1.75%, 1/31/2029 1,000,000 1,000,469
2.63%, 2/15/2029 1,657,000 1,753,896
2.38%, 5/15/2029 100,000 104,301
1.63%, 8/15/2029 1,000,000 992,422
1.75%, 11/15/2029 500,000 500,703
1.50%, 2/15/2030 1,000,000 981,641
0.63%, 8/15/2030 1,200,000 1,092,844
0.88%, 11/15/2030 1,800,000 1,671,117
1.13%, 2/15/2031 2,600,000 2,462,383
1.63%, 5/15/2031 2,700,000 2,667,516
1.25%, 8/15/2031 300,000 286,266
1.38%, 11/15/2031 2,400,000 2,312,625
Total U.S. Treasury Obligations
(cost $176,838,818)
177,898,684
Total Investments
(cost $456,122,612) — 99.3%
460,976,814
Other assets in excess of
liabilities — 0.7% 3,345,914
NET ASSETS — 100.0%
$ 464,322,728
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of January 31,
2022.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of January 31, 2022.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $1,122,350 which represents 0.24% of net assets.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of January 31, 2022.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

34 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Bond Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Nationwide Bond Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 35
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,499,021 $ – $ 2,499,021
Commercial Mortgage-Backed Securities – 9,361,286 – 9,361,286
Corporate Bonds – 117,849,250 – 117,849,250
Foreign Government Securities – 7,729,756 – 7,729,756
Mortgage-Backed Securities – 127,185,796 – 127,185,796
Municipal Bonds – 3,788,727 – 3,788,727
Supranational – 6,707,872 – 6,707,872
U.S. Government Agency Securities – 7,956,422 – 7,956,422
U.S. Treasury Obligations – 177,898,684 – 177,898,684
Total $ – $ 460,976,814 $ – $ 460,976,814
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

36 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks 99.4%
Shares Value ($)
AUSTRALIA 7.6%
Airlines 0.0%
†
Qantas Airways Ltd.* 66,807 229,234
Banks 1.7%
Australia & New Zealand
Banking Group Ltd. 215,339 4,069,741
Commonwealth Bank of
Australia 134,726 8,963,463
National Australia Bank Ltd. 247,393 4,770,601
Westpac Banking Corp. 277,905 4,010,585
21,814,390
Beverages 0.0%
†
Treasury Wine Estates Ltd. 58,183 438,072
Biotechnology 0.5%
CSL Ltd. 36,172 6,717,620
Capital Markets 0.4%
ASX Ltd. 14,577 867,262
Macquarie Group Ltd. 26,453 3,471,953
Magellan Financial Group
Ltd. 11,002 146,250
4,485,465
Chemicals 0.0%
†
Orica Ltd. 29,622 293,141
Commercial Services & Supplies 0.1%
Brambles Ltd. 109,300 752,295
Diversified Consumer Services 0.0%
†
IDP Education Ltd. 15,965 334,813
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 314,827 875,807
Electric Utilities 0.1%
AusNet Services Ltd. 151,847 278,980
Origin Energy Ltd. 126,678 506,474
785,454
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 83,420 610,287
Goodman Group 126,157 2,081,551
GPT Group (The) 137,886 490,696
Mirvac Group 297,803 555,514
Scentre Group 392,555 819,533
Stockland 181,193 524,358
Vicinity Centres 293,591 340,669
5,422,608
Food & Staples Retailing 0.3%
Coles Group Ltd. 100,887 1,162,883
Endeavour Group Ltd. 101,442 454,624
Woolworths Group Ltd. 95,975 2,344,517
3,962,024
Gas Utilities 0.1%
APA Group 90,396 613,263
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 4,972 680,682
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 14,057 627,477
Sonic Healthcare Ltd. 34,526 923,082
1,550,559
Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd. 45,382 1,318,317
Common Stocks
Shares Value ($)
AUSTRALIA
Hotels, Restaurants & Leisure
Crown Resorts Ltd.* 27,274 234,710
Domino's Pizza Enterprises
Ltd. 4,581 338,754
Tabcorp Holdings Ltd. 168,024 590,923
2,482,704
Insurance 0.2%
Insurance Australia Group
Ltd. 186,785 562,410
Medibank Pvt Ltd. 195,112 429,147
QBE Insurance Group Ltd. 112,179 888,739
Suncorp Group Ltd. 97,033 763,020
2,643,316
Interactive Media & Services 0.1%
REA Group Ltd. 3,771 391,547
SEEK Ltd. 25,746 533,748
925,295
IT Services 0.1%
Computershare Ltd. 43,656 604,520
Metals & Mining 2.3%
BHP Group Ltd.(a) 224,194 7,195,286
BHP Group plc∞ 160,021 5,051,031
BlueScope Steel Ltd. 38,104 498,092
Evolution Mining Ltd. 138,523 347,292
Fortescue Metals Group Ltd. 128,686 1,822,055
Glencore plc* 756,279 3,953,012
Newcrest Mining Ltd. 61,813 951,201
Northern Star Resources Ltd. 83,956 498,403
Rio Tinto Ltd. 28,076 2,229,360
Rio Tinto plc 84,481 5,951,621
South32 Ltd. 356,186 978,130
29,475,483
Multiline Retail 0.3%
Wesfarmers Ltd. 85,648 3,226,474
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 19,465 412,358
Santos Ltd. 245,356 1,242,763
Washington H Soul Pattinson
& Co. Ltd. 16,357 316,527
Woodside Petroleum Ltd. 72,877 1,296,286
3,267,934
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 48,413 343,342
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 129,780 325,629
Software 0.0%
†
WiseTech Global Ltd. 10,322 337,072
Trading Companies & Distributors 0.0%
†
Reece Ltd. 21,206 328,023
Transportation Infrastructure 0.2%
Sydney Airport* 100,012 612,978
Transurban Group 230,097 2,033,046
2,646,024
95,561,243
AUSTRIA 0.3%
Banks 0.1%
Erste Group Bank AG 26,413 1,228,980

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
AUSTRIA
Banks
Raiffeisen Bank International
AG 12,288 344,076
1,573,056
Electric Utilities 0.0%
†
Verbund AG 4,821 510,429
Metals & Mining 0.0%
†
voestalpine AG 8,778 293,027
Oil, Gas & Consumable Fuels 0.1%
OMV AG 11,150 678,170
Paper & Forest Products 0.1%
Mondi plc 36,723 918,668
3,973,350
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 18,909 1,641,383
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 57,635 3,631,291
Chemicals 0.1%
Solvay SA 5,805 699,132
Umicore SA 14,543 549,814
1,248,946
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 5,101 547,394
Groupe Bruxelles Lambert
SA 3,442 366,713
Sofina SA 1,095 436,353
1,350,460
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 224,419
Electric Utilities 0.0%
†
Elia Group SA/NV 2,279 307,459
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 4,448 180,502
Insurance 0.1%
Ageas SA/NV 13,243 637,095
Pharmaceuticals 0.1%
UCB SA 9,562 949,210
10,170,765
BRAZIL 0.1%
Chemicals 0.1%
Yara International ASA 12,312 632,817
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 30,799 562,964
CHINA 0.7%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 280,100 1,079,461
Common Stocks
Shares Value ($)
CHINA
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 119,400 315,098
Capital Markets 0.0%
†
Futu Holdings Ltd., ADR*(a) 4,142 179,142
Food Products 0.0%
†
Wilmar International Ltd. 145,258 460,289
Internet & Direct Marketing Retail 0.5%
Prosus NV* 70,243 5,850,972
Marine 0.0%
†
SITC International Holdings
Co. Ltd. 106,000 402,339
Real Estate Management & Development 0.1%
ESR Cayman Ltd. Reg. S*(b) 143,000 483,472
Specialty Retail 0.0%
†
Chow Tai Fook Jewellery
Group Ltd.(a) 143,800 252,034
9,022,807
DENMARK 2.5%
Air Freight & Logistics 0.2%
DSV A/S 15,526 3,157,207
Banks 0.1%
Danske Bank A/S 52,179 1,010,889
Beverages 0.1%
Carlsberg A/S, Class B 7,594 1,227,766
Biotechnology 0.1%
Genmab A/S* 4,956 1,683,686
Building Products 0.0%
†
ROCKWOOL International
A/S, Class B 661 252,771
Chemicals 0.1%
Chr Hansen Holding A/S 8,147 652,962
Novozymes A/S, Class B 15,537 1,067,007
1,719,969
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 13,950 1,486,385
Electrical Equipment 0.2%
Vestas Wind Systems A/S 76,378 2,054,136
Health Care Equipment & Supplies 0.2%
Ambu A/S, Class B(a) 13,557 287,348
Coloplast A/S, Class B(a) 8,980 1,305,007
Demant A/S* 7,671 339,318
GN Store Nord A/S 9,117 551,428
2,483,101
Insurance 0.1%
Tryg A/S 27,232 642,848
Marine 0.2%
AP Moller - Maersk A/S,
Class A 238 796,495
AP Moller - Maersk A/S,
Class B 438 1,571,765
2,368,260

38 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
DENMARK
Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B 127,374 12,751,220
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 7,504 813,517
31,651,755
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 243,829 2,894,353
Communications Equipment 0.2%
Nokia OYJ* 407,781 2,418,261
Diversified Telecommunication Services 0.0%
†
Elisa OYJ 10,757 632,452
Electric Utilities 0.1%
Fortum OYJ 33,591 915,762
Food & Staples Retailing 0.1%
Kesko OYJ, Class B 20,657 654,811
Insurance 0.1%
Sampo OYJ, Class A 37,725 1,875,094
Machinery 0.2%
Kone OYJ, Class B 25,706 1,671,239
Wartsila OYJ Abp 37,465 464,162
2,135,401
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ 31,997 1,435,932
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 44,079 898,176
UPM-Kymmene OYJ 40,426 1,472,635
2,370,811
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 8,638 350,876
15,683,753
FRANCE 10.8%
Aerospace & Defense 0.8%
Airbus SE* 44,820 5,721,684
Dassault Aviation SA 1,591 188,366
Safran SA 25,773 3,126,833
Thales SA 8,069 741,756
9,778,639
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 12,846 2,150,040
Faurecia SE∞ 9,231 400,615
Valeo SA 17,836 498,406
3,049,061
Automobiles 0.0%
†
Renault SA* 14,538 576,790
Banks 0.8%
BNP Paribas SA 84,682 6,051,597
Credit Agricole SA 94,590 1,419,856
Societe Generale SA 61,341 2,275,738
9,747,191
Beverages 0.3%
Pernod Ricard SA 15,848 3,384,068
Common Stocks
Shares Value ($)
FRANCE
Beverages
Remy Cointreau SA 1,588 331,132
3,715,200
Building Products 0.2%
Cie de Saint-Gobain 38,259 2,598,990
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,914 382,904
Chemicals 0.5%
Air Liquide SA 35,702 6,122,790
Arkema SA 4,801 707,996
6,830,786
Construction & Engineering 0.5%
Bouygues SA 17,313 609,240
Eiffage SA 6,452 676,733
Vinci SA 40,951 4,479,717
5,765,690
Diversified Financial Services 0.0%
†
Eurazeo SE 2,995 237,928
Wendel SE 2,029 220,627
458,555
Diversified Telecommunication Services 0.1%
Orange SA 150,888 1,768,552
Electric Utilities 0.0%
†
Electricite de France SA(a) 35,870 342,925
Electrical Equipment 0.2%
Legrand SA 20,227 2,058,460
Entertainment 0.1%
Bollore SA 67,420 363,734
Ubisoft Entertainment SA* 7,453 426,283
790,017
Equity Real Estate Investment Trusts (REITs) 0.2%
Covivio 4,161 347,090
Gecina SA 3,479 470,875
Klepierre SA 14,695 389,735
Unibail-Rodamco-Westfield* 9,427 719,751
1,927,451
Food & Staples Retailing 0.1%
Carrefour SA 46,880 892,520
Food Products 0.2%
Danone SA 49,385 3,076,653
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,141 367,844
Health Care Providers & Services 0.0%
†
Orpea SA(a) 3,681 161,188
Hotels, Restaurants & Leisure 0.1%
Accor SA* 12,026 440,930
La Francaise des Jeux
SAEM Reg. S(b) 6,838 282,592
Sodexo SA 6,775 627,571
1,351,093
Household Durables 0.0%
†
SEB SA 2,052 311,373
Insurance 0.4%
AXA SA 146,659 4,641,860
CNP Assurances 11,940 292,688
4,934,548

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 39
Common Stocks
Shares Value ($)
FRANCE
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,721 217,378
IT Services 0.4%
Capgemini SE 12,132 2,720,016
Edenred 18,649 799,265
Worldline SA Reg. S*(b) 18,019 875,382
4,394,663
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,092 915,917
Machinery 0.1%
Alstom SA 23,984 778,374
Media 0.2%
Publicis Groupe SA 16,885 1,143,104
Vivendi SE 59,332 777,561
1,920,665
Multi-Utilities 0.3%
Engie SA 138,156 2,116,708
Veolia Environnement SA 49,571 1,793,707
3,910,415
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 189,721 10,746,168
Personal Products 0.6%
L'Oreal SA 19,054 8,156,500
Pharmaceuticals 0.7%
Ipsen SA 3,030 294,917
Sanofi 86,010 8,940,848
9,235,765
Professional Services 0.2%
Bureau Veritas SA 22,238 636,876
Teleperformance 4,454 1,678,207
2,315,083
Software 0.2%
Dassault Systemes SE 49,949 2,404,968
Textiles, Apparel & Luxury Goods 2.3%
EssilorLuxottica SA 21,621 4,083,254
Hermes International 2,398 3,592,765
Kering SA 5,687 4,246,104
LVMH Moet Hennessy Louis
Vuitton SE 20,996 17,263,630
29,185,753
Transportation Infrastructure 0.1%
Aeroports de Paris* 2,138 289,453
Getlink SE 31,613 498,640
788,093
135,856,172
GERMANY 8.7%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,039 851,707
Air Freight & Logistics 0.4%
Deutsche Post AG
(Registered) 75,222 4,482,606
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 44,410 340,942
Common Stocks
Shares Value ($)
GERMANY
Auto Components 0.1%
Continental AG* 8,320 796,553
Automobiles 1.0%
Bayerische Motoren Werke
AG 25,057 2,617,543
Bayerische Motoren Werke
AG (Preference) 4,551 389,293
Daimler AG 64,201 5,053,730
Porsche Automobil Holding
SE (Preference) 11,581 1,074,872
Volkswagen AG(a) 2,518 719,613
Volkswagen AG (Preference) 14,036 2,892,637
12,747,688
Banks 0.0%
†
Commerzbank AG* 70,215 598,282
Capital Markets 0.4%
Deutsche Bank AG
(Registered)* 156,330 2,147,573
Deutsche Boerse AG 14,367 2,536,994
4,684,567
Chemicals 0.7%
BASF SE 69,715 5,294,511
Covestro AG Reg. S(b) 14,627 869,740
Evonik Industries AG 15,860 513,082
FUCHS PETROLUB SE
(Preference) 5,412 233,104
LANXESS AG 6,607 398,838
Symrise AG 9,749 1,163,226
8,472,501
Construction Materials 0.1%
HeidelbergCement AG 11,255 774,891
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 252,851 4,738,624
Telefonica Deutschland
Holding AG 85,677 244,565
United Internet AG
(Registered) 7,411 288,568
5,271,757
Electrical Equipment 0.1%
Siemens Energy AG* 30,226 672,296
Food & Staples Retailing 0.1%
HelloFresh SE* 12,492 821,093
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 3,044 484,351
Sartorius AG (Preference) 1,982 1,061,068
Siemens Healthineers AG
Reg. S(b) 21,333 1,359,991
2,905,410
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 15,504 1,046,560
Fresenius SE & Co. KGaA 31,627 1,299,326
2,345,886
Household Products 0.1%
Henkel AG & Co. KGaA 7,994 628,902

40 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Household Products
Henkel AG & Co. KGaA
(Preference) 13,475 1,097,289
1,726,191
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 6,223 279,928
Industrial Conglomerates 0.7%
Siemens AG (Registered) 57,687 9,070,212
Insurance 1.0%
Allianz SE (Registered) 31,179 7,985,511
Hannover Rueck SE 4,560 914,711
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 10,605 3,326,107
12,226,329
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 6,919 409,634
Internet & Direct Marketing Retail 0.1%
Zalando SE Reg. S*(b) 12,624 991,886
Zalando SE Reg. S*∞(b) 4,053 318,643
IT Services 0.0%
†
Bechtle AG 6,538 388,803
Machinery 0.2%
Daimler Truck Holding AG* 31,105 1,096,571
GEA Group AG 10,899 511,107
KION Group AG 5,493 501,172
Knorr-Bremse AG 5,579 562,815
Rational AG 412 342,274
3,013,939
Multi-Utilities 0.3%
E.ON SE 168,111 2,308,669
RWE AG 48,586 2,041,435
4,350,104
Personal Products 0.1%
Beiersdorf AG 7,624 754,810
Pharmaceuticals 0.5%
Bayer AG (Registered) 74,342 4,506,979
Merck KGaA 9,775 2,130,868
6,637,847
Real Estate Management & Development 0.3%
Aroundtown SA 75,561 463,741
LEG Immobilien SE 5,453 720,254
Vonovia SE 55,794 3,160,747
4,344,742
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 99,034 4,045,445
Software 0.8%
Nemetschek SE 4,368 398,611
SAP SE 78,881 9,766,283
10,164,894
Textiles, Apparel & Luxury Goods 0.4%
adidas AG 14,440 3,932,720
Puma SE 7,966 843,116
4,775,836
Common Stocks
Shares Value ($)
GERMANY
Trading Companies & Distributors 0.1%
Brenntag SE 11,685 993,894
110,259,316
HONG KONG 2.5%
Banks 0.1%
Hang Seng Bank Ltd. 57,800 1,142,274
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 138,000 365,925
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 90,800 5,124,537
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 264,420 360,515
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 51,500 317,587
CLP Holdings Ltd. 124,000 1,238,900
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,000 225,974
Power Assets Holdings Ltd. 107,800 663,079
2,445,540
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 157,751 1,352,707
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 594,743 396,825
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 846,565 1,303,702
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR* 18,469 195,033
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 14,300 851,565
Jardine Matheson Holdings
Ltd. 2,100 124,108
975,673
Insurance 0.8%
AIA Group Ltd. 915,000 9,504,347
Machinery 0.2%
Techtronic Industries Co. Ltd. 103,000 1,693,353
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 151,886 1,011,547
Hang Lung Properties Ltd. 166,000 355,318
Henderson Land
Development Co. Ltd. 114,352 500,249
Hongkong Land Holdings
Ltd. 66,300 353,379
Hongkong Land Holdings
Ltd. 24,300 131,704
New World Development Co.
Ltd. 117,707 479,495
Sino Land Co. Ltd. 256,200 332,010

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Sun Hung Kai Properties Ltd. 98,700 1,202,001
Swire Pacific Ltd., Class A 39,000 235,386
Swire Properties Ltd. 82,000 218,997
Wharf Real Estate
Investment Co. Ltd. 117,270 556,839
5,376,925
Road & Rail 0.1%
MTR Corp. Ltd. 110,714 598,280
30,835,636
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 11,697 1,130,592
Construction Materials 0.2%
CRH plc 59,305 2,981,366
Containers & Packaging 0.1%
Smurfit Kappa Group plc 18,611 981,106
Food Products 0.1%
Kerry Group plc, Class A 12,034 1,516,501
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc* 12,374 1,886,595
8,496,160
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 362,711
Banks 0.2%
Bank Hapoalim BM 87,383 905,987
Bank Leumi Le-Israel BM 109,884 1,177,030
Israel Discount Bank Ltd.,
Class A 80,983 542,426
Mizrahi Tefahot Bank Ltd. 9,938 383,650
3,009,093
Chemicals 0.0%
†
ICL Group Ltd. 56,588 511,688
IT Services 0.1%
Wix.com Ltd.* 4,237 556,615
Machinery 0.0%
†
Kornit Digital Ltd.* 3,539 371,807
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 83,372 702,826
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,210 289,871
Software 0.2%
Check Point Software
Technologies Ltd.* 7,779 941,337
Nice Ltd.* 4,772 1,223,027
2,164,364
7,968,975
ITALY 2.1%
Automobiles 0.2%
Ferrari NV 9,537 2,193,347
Common Stocks
Shares Value ($)
ITALY
Banks 0.6%
FinecoBank Banca Fineco
SpA 46,127 773,873
Intesa Sanpaolo SpA 1,249,269 3,692,901
Mediobanca Banca di
Credito Finanziario SpA 46,974 537,228
UniCredit SpA 161,996 2,555,273
7,559,275
Beverages 0.0%
†
Davide Campari-Milano NV 41,739 521,984
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 25,550 275,408
Telecom Italia SpA 753,603 354,395
629,803
Electric Utilities 0.4%
Enel SpA 617,231 4,732,131
Terna - Rete Elettrica
Nazionale 106,413 833,584
5,565,715
Electrical Equipment 0.1%
Prysmian SpA 19,759 664,848
Gas Utilities 0.1%
Snam SpA 153,216 855,742
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,904 293,440
Health Care Providers & Services 0.0%
†
Amplifon SpA 8,940 378,663
Insurance 0.2%
Assicurazioni Generali SpA 83,705 1,756,799
Poste Italiane SpA Reg. S(b) 41,988 561,203
2,318,002
IT Services 0.0%
†
Nexi SpA Reg. S*(b) 33,597 491,647
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 190,887 2,862,224
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 7,430 414,685
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 15,524 990,859
Transportation Infrastructure 0.1%
Atlantia SpA* 38,167 707,221
26,447,455
JAPAN 22.4%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 25,600 544,822
Yamato Holdings Co. Ltd. 23,000 490,752
1,035,574
Airlines 0.0%
†
ANA Holdings, Inc.* 11,900 250,931
Japan Airlines Co. Ltd.* 10,174 192,071
443,002
Auto Components 0.5%
Aisin Corp. 10,300 374,878

42 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Auto Components
Bridgestone Corp. 43,200 1,896,495
Denso Corp. 32,800 2,445,426
Koito Manufacturing Co. Ltd. 8,200 412,047
Stanley Electric Co. Ltd. 10,900 255,085
Sumitomo Electric Industries
Ltd. 57,000 756,978
6,140,909
Automobiles 1.9%
Honda Motor Co. Ltd. 123,300 3,619,761
Isuzu Motors Ltd. 44,100 540,145
Mazda Motor Corp.* 45,560 352,957
Nissan Motor Co. Ltd.* 175,600 934,543
Subaru Corp. 46,500 850,755
Suzuki Motor Corp. 27,900 1,191,220
Toyota Motor Corp. 802,100 15,871,290
Yamaha Motor Co. Ltd. 22,500 537,018
23,897,689
Banks 1.1%
Chiba Bank Ltd. (The) 34,000 220,180
Concordia Financial Group
Ltd. 82,300 338,278
Japan Post Bank Co. Ltd.(a) 30,600 301,410
Mitsubishi UFJ Financial
Group, Inc. 928,284 5,611,392
Mizuho Financial Group, Inc. 182,351 2,460,600
Resona Holdings, Inc. 161,501 693,480
Shizuoka Bank Ltd. (The) 37,400 293,561
Sumitomo Mitsui Financial
Group, Inc. 98,705 3,544,974
Sumitomo Mitsui Trust
Holdings, Inc. 25,576 886,826
14,350,701
Beverages 0.2%
Asahi Group Holdings Ltd. 34,500 1,410,044
Ito En Ltd. 3,900 210,768
Kirin Holdings Co. Ltd. 62,200 996,707
Suntory Beverage & Food
Ltd. 10,900 420,271
3,037,790
Building Products 0.4%
AGC, Inc. 14,620 670,051
Daikin Industries Ltd. 18,900 3,970,807
Lixil Corp. 18,700 428,689
TOTO Ltd. 10,900 471,355
5,540,902
Capital Markets 0.2%
Daiwa Securities Group, Inc. 111,300 670,866
Japan Exchange Group, Inc. 38,500 794,209
Nomura Holdings, Inc. 232,300 1,024,715
SBI Holdings, Inc. 19,070 491,654
2,981,444
Chemicals 0.9%
Asahi Kasei Corp. 94,900 933,110
JSR Corp. 15,300 509,877
Kansai Paint Co. Ltd. 12,600 261,625
Mitsubishi Chemical Holdings
Corp. 96,800 760,424
Mitsubishi Gas Chemical
Co., Inc. 11,800 225,623
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Mitsui Chemicals, Inc. 14,820 395,682
Nippon Paint Holdings Co.
Ltd. 53,800 430,203
Nippon Sanso Holdings
Corp. 10,700 212,435
Nissan Chemical Corp. 8,500 462,601
Nitto Denko Corp. 10,810 840,379
Shin-Etsu Chemical Co. Ltd. 26,800 4,488,132
Sumitomo Chemical Co. Ltd. 113,600 571,595
Toray Industries, Inc. 105,400 669,911
Tosoh Corp. 17,800 278,522
11,040,119
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 17,050 410,566
Secom Co. Ltd. 15,900 1,123,863
Sohgo Security Services Co.
Ltd. 4,900 178,209
Toppan, Inc. 18,900 360,915
2,073,553
Construction & Engineering 0.1%
Kajima Corp. 31,900 385,574
Obayashi Corp. 45,700 370,276
Shimizu Corp. 38,300 255,277
Taisei Corp. 13,600 445,507
1,456,634
Diversified Financial Services 0.2%
Mitsubishi HC Capital, Inc. 45,500 235,426
ORIX Corp. 92,400 1,907,132
Tokyo Century Corp. 3,000 148,377
2,290,935
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 97,416 2,776,188
Electric Utilities 0.1%
Chubu Electric Power Co.,
Inc. 48,800 489,425
Kansai Electric Power Co.,
Inc. (The) 53,200 502,890
Tokyo Electric Power Co.
Holdings, Inc.* 127,100 338,715
1,331,030
Electrical Equipment 0.4%
Fuji Electric Co. Ltd. 9,140 491,876
Mitsubishi Electric Corp. 137,900 1,729,779
Nidec Corp. 33,800 2,995,314
5,216,969
Electronic Equipment, Instruments & Components 1.4%
Azbil Corp. 8,600 338,692
Hamamatsu Photonics KK 10,900 558,208
Hirose Electric Co. Ltd. 2,665 398,135
Ibiden Co. Ltd. 7,500 418,679
Keyence Corp. 14,772 7,596,675
Kyocera Corp. 24,300 1,500,052
Murata Manufacturing Co.
Ltd. 43,400 3,254,687
Omron Corp. 14,000 1,023,004
Shimadzu Corp. 17,900 647,440
TDK Corp. 29,400 1,060,326

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 43
Common Stocks
Shares Value ($)
JAPAN
Electronic Equipment, Instruments & Components
Yokogawa Electric Corp. 17,100 280,488
17,076,386
Entertainment 0.5%
Capcom Co. Ltd. 14,500 349,790
Koei Tecmo Holdings Co.
Ltd.(a) 4,910 176,949
Konami Holdings Corp. 7,500 404,404
Nexon Co. Ltd. 37,000 698,849
Nintendo Co. Ltd. 8,400 4,120,152
Square Enix Holdings Co.
Ltd. 6,100 298,611
Toho Co. Ltd. 7,900 306,330
6,355,085
Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT
Investment Corp. 177 527,521
GLP J-REIT 312 502,754
Japan Metropolitan Fund
Investment Corp. 562 473,657
Japan Real Estate
Investment Corp. 94 516,264
Nippon Building Fund, Inc. 114 659,362
Nippon Prologis REIT, Inc. 156 486,985
Nomura Real Estate Master
Fund, Inc. 327 453,075
Orix JREIT, Inc. 211 302,567
3,922,185
Food & Staples Retailing 0.4%
Aeon Co. Ltd. 49,500 1,128,682
Cosmos Pharmaceutical
Corp.(a) 1,700 213,127
Kobe Bussan Co. Ltd. 11,100 345,652
Lawson, Inc. 4,400 193,625
Seven & i Holdings Co. Ltd. 57,000 2,785,475
Tsuruha Holdings, Inc. 2,900 233,479
Welcia Holdings Co. Ltd. 7,800 211,476
5,111,516
Food Products 0.3%
Ajinomoto Co., Inc. 35,300 986,101
Kikkoman Corp. 11,000 832,350
MEIJI Holdings Co. Ltd. 8,698 543,206
Nisshin Seifun Group, Inc. 16,152 226,945
Nissin Foods Holdings Co.
Ltd. 4,400 312,659
Toyo Suisan Kaisha Ltd. 7,500 307,982
Yakult Honsha Co. Ltd. 9,200 467,086
3,676,329
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 26,680 453,519
Tokyo Gas Co. Ltd. 28,480 575,242
1,028,761
Health Care Equipment & Supplies 0.7%
Asahi Intecc Co. Ltd. 15,800 269,340
Hoya Corp. 27,900 3,612,868
Olympus Corp. 84,500 1,894,654
Sysmex Corp. 12,700 1,205,888
Terumo Corp. 48,800 1,783,822
8,766,572
Common Stocks
Shares Value ($)
JAPAN
Health Care Providers & Services 0.0%
†
Medipal Holdings Corp. 12,700 228,672
Health Care Technology 0.1%
M3, Inc. 33,400 1,280,156
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 254,181
Oriental Land Co. Ltd. 15,100 2,635,198
2,889,379
Household Durables 1.2%
Iida Group Holdings Co. Ltd. 10,100 210,340
Open House Group Co. Ltd. 6,300 324,832
Panasonic Corp. 166,902 1,833,494
Rinnai Corp. 2,700 242,107
Sekisui Chemical Co. Ltd. 28,800 504,310
Sekisui House Ltd. 46,700 946,780
Sharp Corp. 16,100 179,013
Sony Group Corp. 95,200 10,635,577
14,876,453
Household Products 0.1%
Lion Corp. 18,400 240,358
Unicharm Corp. 30,500 1,180,353
1,420,711
Industrial Conglomerates 0.4%
Hitachi Ltd. 73,160 3,813,450
Toshiba Corp. 30,970 1,283,510
5,096,960
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 77,100 1,734,238
Japan Post Holdings Co.
Ltd.* 185,100 1,577,364
Japan Post Insurance Co.
Ltd. 13,200 230,465
MS&AD Insurance Group
Holdings, Inc. 33,655 1,155,279
Sompo Holdings, Inc. 24,025 1,124,118
T&D Holdings, Inc. 40,700 601,344
Tokio Marine Holdings, Inc. 47,600 2,844,099
9,266,907
Interactive Media & Services 0.1%
Kakaku.com, Inc. 9,700 200,715
Z Holdings Corp. 202,600 1,035,160
1,235,875
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.* 7,400 279,176
Rakuten Group, Inc. 65,600 568,825
ZOZO, Inc. 8,800 234,383
1,082,384
IT Services 0.5%
Fujitsu Ltd. 15,110 1,992,920
GMO Payment Gateway, Inc. 3,100 270,990
Itochu Techno-Solutions
Corp. 6,200 169,148
NEC Corp. 18,600 724,005
Nomura Research Institute
Ltd. 25,254 888,547
NTT Data Corp. 47,800 918,509
Obic Co. Ltd. 5,300 874,121
Otsuka Corp. 8,700 352,834

44 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
IT Services
SCSK Corp. 10,800 182,824
TIS, Inc. 18,000 473,191
6,847,089
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 15,149 1,065,203
Shimano, Inc. 5,600 1,260,856
Yamaha Corp. 10,800 491,775
2,817,834
Machinery 1.2%
Daifuku Co. Ltd. 7,900 549,255
FANUC Corp. 14,500 2,869,388
Hino Motors Ltd. 20,000 173,638
Hitachi Construction
Machinery Co. Ltd. 7,200 184,336
Hoshizaki Corp. 4,300 318,690
Komatsu Ltd. 65,900 1,622,345
Kubota Corp. 77,700 1,667,088
Kurita Water Industries Ltd. 8,000 327,965
Makita Corp. 16,900 632,560
MINEBEA MITSUMI, Inc. 27,800 682,251
MISUMI Group, Inc. 21,500 699,698
Mitsubishi Heavy Industries
Ltd. 24,820 672,311
Miura Co. Ltd. 6,600 195,340
NGK Insulators Ltd. 21,000 355,766
SMC Corp. 4,300 2,405,281
Toyota Industries Corp. 11,100 867,333
Yaskawa Electric Corp. 18,200 764,184
14,987,429
Marine 0.1%
Nippon Yusen KK 12,240 957,887
Media 0.1%
CyberAgent, Inc. 30,700 357,735
Dentsu Group, Inc. 17,161 593,955
Hakuhodo DY Holdings, Inc. 17,400 266,748
1,218,438
Metals & Mining 0.2%
Hitachi Metals Ltd.* 16,700 300,658
JFE Holdings, Inc. 38,800 497,640
Nippon Steel Corp. 64,706 1,050,433
Sumitomo Metal Mining Co.
Ltd. 18,700 859,980
2,708,711
Multiline Retail 0.1%
Pan Pacific International
Holdings Corp. 31,900 430,386
Ryohin Keikaku Co. Ltd. 18,300 262,699
693,085
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 232,117 918,297
Idemitsu Kosan Co. Ltd. 16,044 408,806
Inpex Corp. 74,800 751,024
2,078,127
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 63,700 337,023
Personal Products 0.3%
Kao Corp. 35,300 1,766,318
Common Stocks
Shares Value ($)
JAPAN
Personal Products
Kobayashi Pharmaceutical
Co. Ltd. 4,300 335,920
Kose Corp.(a) 2,400 219,469
Pola Orbis Holdings, Inc. 7,200 107,218
Shiseido Co. Ltd. 30,300 1,533,323
3,962,248
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 140,600 2,262,092
Chugai Pharmaceutical Co.
Ltd. 50,800 1,649,536
Daiichi Sankyo Co. Ltd. 132,600 2,968,824
Eisai Co. Ltd. 17,900 904,552
Kyowa Kirin Co. Ltd. 20,600 516,669
Nippon Shinyaku Co. Ltd. 3,600 235,781
Ono Pharmaceutical Co. Ltd. 28,100 678,735
Otsuka Holdings Co. Ltd. 29,500 1,010,617
Santen Pharmaceutical Co.
Ltd. 28,000 318,907
Shionogi & Co. Ltd. 20,000 1,124,660
Sumitomo Dainippon Pharma
Co. Ltd. 12,900 140,964
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 160,675
Takeda Pharmaceutical Co.
Ltd. 119,197 3,452,689
15,424,701
Professional Services 0.5%
Benefit One, Inc. 6,100 185,366
Nihon M&A Center Holdings,
Inc. 22,900 360,757
Persol Holdings Co. Ltd. 13,700 352,829
Recruit Holdings Co. Ltd. 102,000 5,029,560
5,928,512
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 5,000 572,551
Daiwa House Industry Co.
Ltd. 42,800 1,248,991
Hulic Co. Ltd.(a) 29,200 282,494
Mitsubishi Estate Co. Ltd. 89,500 1,295,381
Mitsui Fudosan Co. Ltd. 68,900 1,473,112
Nomura Real Estate
Holdings, Inc. 10,200 239,582
Sumitomo Realty &
Development Co. Ltd. 23,400 724,934
5,837,045
Road & Rail 0.5%
Central Japan Railway Co. 10,900 1,443,089
East Japan Railway Co. 22,890 1,310,605
Hankyu Hanshin Holdings,
Inc. 16,300 475,129
Keio Corp. 7,880 354,834
Keisei Electric Railway Co.
Ltd. 9,900 280,036
Kintetsu Group Holdings Co.
Ltd.* 13,850 402,818
Nippon Express Holdings,
Inc. 5,850 344,147

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 45
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Odakyu Electric Railway Co.
Ltd. 22,250 393,363
Tobu Railway Co. Ltd. 15,100 354,130
Tokyu Corp. 37,850 503,349
West Japan Railway Co. 16,300 684,858
6,546,358
Semiconductors & Semiconductor Equipment 0.9%
Advantest Corp. 15,100 1,287,229
Disco Corp. 2,200 603,719
Lasertec Corp. 5,700 1,277,634
Renesas Electronics Corp.* 94,800 1,091,264
Rohm Co. Ltd. 6,600 554,688
SUMCO Corp. 25,600 471,402
Tokyo Electron Ltd. 11,300 5,492,679
10,778,615
Software 0.1%
Oracle Corp. Japan 2,500 186,164
Trend Micro, Inc. 10,700 568,955
755,119
Specialty Retail 0.3%
Fast Retailing Co. Ltd. 4,400 2,585,534
Hikari Tsushin, Inc. 1,500 179,996
Nitori Holdings Co. Ltd. 6,200 888,450
USS Co. Ltd. 16,500 269,976
3,923,956
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 17,100 315,989
Canon, Inc. 75,700 1,787,689
FUJIFILM Holdings Corp. 27,100 1,814,221
Ricoh Co. Ltd.(a) 53,400 451,037
Seiko Epson Corp. 20,000 311,128
4,680,064
Tobacco 0.2%
Japan Tobacco, Inc. 90,800 1,819,738
Trading Companies & Distributors 1.0%
ITOCHU Corp. 90,000 2,890,997
Marubeni Corp. 118,300 1,225,169
Mitsubishi Corp. 95,700 3,248,940
Mitsui & Co. Ltd. 117,500 2,939,497
MonotaRO Co. Ltd. 20,300 330,849
Sumitomo Corp. 85,200 1,321,141
Toyota Tsusho Corp. 16,500 669,803
12,626,396
Wireless Telecommunication Services 0.8%
KDDI Corp. 122,000 3,876,531
SoftBank Corp. 217,200 2,719,509
SoftBank Group Corp. 91,400 4,042,945
10,638,985
282,495,130
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,557 380,996
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE 10,098 1,012,877
Common Stocks
Shares Value ($)
LUXEMBOURG
Metals & Mining 0.1%
ArcelorMittal SA 51,342 1,531,642
2,544,519
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd.* 165,000 959,435
Sands China Ltd.* 193,900 543,938
1,503,373
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 5.3%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 33,433 537,335
ING Groep NV 295,555 4,363,146
4,900,481
Beverages 0.2%
Heineken Holding NV 8,714 765,022
Heineken NV(a) 19,622 2,106,387
2,871,409
Biotechnology 0.1%
Argenx SE* 3,467 924,302
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 6,553 630,930
Chemicals 0.3%
Akzo Nobel NV 14,414 1,492,742
Koninklijke DSM NV 13,113 2,469,689
3,962,431
Diversified Financial Services 0.1%
EXOR NV 8,202 687,998
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 254,294 837,042
Entertainment 0.1%
Universal Music Group NV 55,968 1,390,200
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 79,090 2,564,042
Food Products 0.0%
†
JDE Peet's NV(a) 6,476 193,834
Health Care Equipment & Supplies 0.2%
Koninklijke Philips NV 70,311 2,332,681
Insurance 0.1%
Aegon NV 135,332 765,425
NN Group NV 20,435 1,145,025
1,910,450
IT Services 0.2%
Adyen NV Reg. S*(b) 1,487 3,032,278
Oil, Gas & Consumable Fuels 1.2%
Shell plc 588,571 14,933,744
Professional Services 0.2%
Randstad NV 9,078 592,555
Wolters Kluwer NV 20,233 2,061,341
2,653,896

46 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment 1.8%
ASM International NV 3,571 1,240,416
ASML Holding NV 31,264 21,384,613
22,625,029
Trading Companies & Distributors 0.1%
IMCD NV 4,358 751,732
67,202,479
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 141,213 402,795
Electric Utilities 0.0%
†
Mercury NZ Ltd. 52,982 194,021
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 43,777 806,059
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,170 222,564
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 102,275 294,394
Software 0.1%
Xero Ltd.* 10,087 818,415
Transportation Infrastructure 0.1%
Auckland International
Airport Ltd.* 88,891 420,811
3,159,059
NORWAY 0.6%
Banks 0.1%
DNB Bank ASA 70,354 1,673,429
Diversified Telecommunication Services 0.1%
Telenor ASA(a) 52,921 873,307
Food Products 0.1%
Mowi ASA 33,243 816,371
Orkla ASA 57,823 552,493
1,368,864
Insurance 0.0%
†
Gjensidige Forsikring ASA 14,145 345,093
Media 0.0%
†
Schibsted ASA, Class A 6,222 184,117
Schibsted ASA, Class B 6,755 178,085
362,202
Metals & Mining 0.1%
Norsk Hydro ASA 101,853 782,116
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 9,639 332,931
Equinor ASA 73,924 2,036,497
2,369,428
7,774,439
POLAND 0.0%
†
Air Freight & Logistics 0.0%
†
InPost SA* 13,676 111,520
Common Stocks
Shares Value ($)
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 209,951 1,077,823
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 21,657 521,051
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 37,911 418,000
2,016,874
RUSSIA 0.1%
Beverages 0.1%
Coca-Cola HBC AG* 15,639 518,654
Metals & Mining 0.0%
†
Evraz plc 34,581 236,054
754,708
SAUDI ARABIA 0.1%
Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b) 12,252 935,720
SINGAPORE 1.3%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 123,500 341,778
Airlines 0.1%
Singapore Airlines Ltd.* 104,482 388,099
Banks 0.6%
DBS Group Holdings Ltd. 136,650 3,579,740
Oversea-Chinese Banking
Corp. Ltd. 254,289 2,354,992
United Overseas Bank Ltd. 89,062 1,980,542
7,915,274
Capital Markets 0.0%
†
Singapore Exchange Ltd. 50,600 349,440
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 624,603 1,125,968
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 21,000 274,560
Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT 251,913 515,686
CapitaLand Integrated
Commercial Trust 373,678 537,667
Mapletree Commercial Trust 146,000 194,812
Mapletree Logistics Trust 233,375 292,525
1,540,690
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 483,917 263,350
Industrial Conglomerates 0.1%
Keppel Corp. Ltd. 115,600 484,242
Real Estate Management & Development 0.1%
Capitaland Investment Ltd.* 199,545 510,864
City Developments Ltd. 39,199 204,854
UOL Group Ltd. 32,113 173,579
889,297

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 47
Common Stocks
Shares Value ($)
SINGAPORE
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 51,628 2,426,229
15,998,927
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Anglo American plc 98,061 4,300,190
SPAIN 2.3%
Banks 0.7%
Banco Bilbao Vizcaya
Argentaria SA 503,894 3,207,228
Banco Santander SA 1,314,249 4,606,816
CaixaBank SA 334,397 1,074,237
8,888,281
Biotechnology 0.0%
†
Grifols SA 23,191 408,639
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 20,143 508,632
Ferrovial SA 36,429 1,012,539
1,521,171
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 38,534 1,757,254
Telefonica SA 402,997 1,882,607
3,639,861
Electric Utilities 0.5%
Endesa SA 24,801 558,128
Iberdrola SA 439,953 5,082,251
Red Electrica Corp. SA 29,340 592,065
6,232,444
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA* 18,457 402,086
Gas Utilities 0.1%
Enagas SA 15,738 341,068
Naturgy Energy Group SA(a) 14,665 465,874
806,942
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA 21,805 461,801
IT Services 0.2%
Amadeus IT Group SA* 34,072 2,337,634
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 109,775 1,390,870
Specialty Retail 0.2%
Industria de Diseno Textil SA 82,501 2,492,732
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(b) 5,655 917,815
29,500,276
SWEDEN 3.5%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A 123,113 1,587,215
Common Stocks
Shares Value ($)
SWEDEN
Banks
Svenska Handelsbanken AB,
Class A 110,315 1,172,905
Swedbank AB, Class A 68,268 1,336,380
4,096,500
Building Products 0.2%
Assa Abloy AB, Class B 74,758 2,048,103
Nibe Industrier AB, Class B 107,877 1,021,707
3,069,810
Capital Markets 0.1%
EQT AB 22,375 872,166
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B 25,797 311,582
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 220,879 2,741,325
Construction & Engineering 0.1%
Skanska AB, Class B 25,729 629,127
Diversified Financial Services 0.4%
Industrivarden AB, Class A 10,936 345,002
Industrivarden AB, Class C 11,408 353,866
Investor AB, Class A 38,140 870,699
Investor AB, Class B 137,755 2,998,261
Kinnevik AB, Class B* 18,611 558,261
L E Lundbergforetagen AB,
Class B 5,748 294,498
5,420,587
Diversified Telecommunication Services 0.1%
Telia Co. AB 201,048 791,777
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 149,000 2,013,169
Entertainment 0.0%
†
Embracer Group AB*(a) 35,136 351,330
Health Care Equipment & Supplies 0.1%
Getinge AB, Class B 17,494 685,730
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 12,847 1,595,219
Household Durables 0.0%
†
Electrolux AB, Class B
Series B(a) 17,058 353,498
Household Products 0.1%
Essity AB, Class B 46,064 1,296,712
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B 11,742 364,050
Lifco AB, Class B 17,828 415,920
779,970
Machinery 1.0%
Alfa Laval AB 23,793 805,026
Atlas Copco AB, Class A 50,790 2,985,097
Atlas Copco AB, Class B 29,513 1,503,415
Epiroc AB, Class A 49,842 1,059,424
Epiroc AB, Class B 29,494 532,258
Husqvarna AB, Class B 33,722 470,922
Sandvik AB 85,634 2,252,304

48 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Machinery
SKF AB, Class B 29,316 644,388
Volvo AB, Class A 15,315 349,046
Volvo AB, Class B 108,137 2,438,420
13,040,300
Metals & Mining 0.1%
Boliden AB 20,990 847,943
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 15,137 612,614
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B 46,096 802,016
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B* 7,954 525,149
Sagax AB, Class B 12,317 356,968
882,117
Software 0.0%
†
Sinch AB Reg. S*(b) 38,381 392,894
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B 55,236 1,094,628
Tobacco 0.1%
Swedish Match AB 119,498 920,584
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 39,623 575,162
44,176,760
SWITZERLAND 9.9%
Building Products 0.1%
Geberit AG (Registered) 2,713 1,843,894
Capital Markets 0.8%
Credit Suisse Group AG
(Registered) 202,726 1,921,879
Julius Baer Group Ltd. 16,927 1,105,719
Partners Group Holding AG 1,716 2,387,496
UBS Group AG (Registered) 265,641 4,925,226
10,340,320
Chemicals 0.6%
Clariant AG (Registered)* 15,455 327,630
EMS-Chemie Holding AG
(Registered) 532 538,143
Givaudan SA (Registered) 698 2,895,618
Sika AG (Registered) 10,748 3,761,772
7,523,163
Construction Materials 0.2%
Holcim Ltd.* 39,593 2,140,271
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 1,959 1,117,503
Electrical Equipment 0.3%
ABB Ltd. (Registered) 123,853 4,280,726
Food Products 2.4%
Barry Callebaut AG
(Registered) 276 634,220
Chocoladefabriken Lindt &
Spruengli AG 79 919,667
Common Stocks
Shares Value ($)
SWITZERLAND
Food Products
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 920,919
Nestle SA (Registered) 212,928 27,431,925
29,906,731
Health Care Equipment & Supplies 0.5%
Alcon, Inc. 37,869 2,920,420
Sonova Holding AG
(Registered) 4,126 1,465,836
Straumann Holding AG
(Registered) 782 1,292,762
5,679,018
Insurance 0.6%
Baloise Holding AG
(Registered) 3,506 613,881
Swiss Life Holding AG
(Registered) 2,411 1,549,245
Zurich Insurance Group AG 11,424 5,455,044
7,618,170
Life Sciences Tools & Services 0.3%
Bachem Holding AG
(Registered), Class B 474 281,337
Lonza Group AG
(Registered) 5,648 3,887,702
4,169,039
Machinery 0.2%
Schindler Holding AG 3,079 771,097
Schindler Holding AG
(Registered) 1,360 341,200
VAT Group AG Reg. S(b) 2,065 840,169
1,952,466
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 4,114 1,165,893
Pharmaceuticals 2.9%
Novartis AG (Registered) 165,727 14,408,863
Roche Holding AG 55,562 21,543,576
Vifor Pharma AG 3,467 613,177
36,565,616
Professional Services 0.1%
Adecco Group AG
(Registered) 12,193 580,464
SGS SA (Registered) 443 1,263,308
1,843,772
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,017 594,549
Software 0.1%
Temenos AG (Registered) 5,051 604,443
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 13,092 1,100,001
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 39,668 5,752,637
Swatch Group AG (The) 2,249 655,133

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
SWITZERLAND
Textiles, Apparel & Luxury Goods
Swatch Group AG (The)
(Registered) 3,860 216,281
6,624,051
125,069,626
TAIWAN 0.1%
Entertainment 0.1%
Sea Ltd., ADR* 10,537 1,583,816
UNITED KINGDOM 12.6%
Aerospace & Defense 0.2%
BAE Systems plc 244,068 1,904,326
Rolls-Royce Holdings plc* 632,853 987,924
2,892,250
Banks 1.7%
Barclays plc 1,285,473 3,455,306
HSBC Holdings plc 1,549,109 11,103,152
Lloyds Banking Group plc 5,357,177 3,729,751
NatWest Group plc 437,782 1,441,803
Standard Chartered plc 200,512 1,467,804
21,197,816
Beverages 0.8%
Coca-Cola Europacific
Partners plc 15,479 884,625
Diageo plc 176,112 8,877,260
9,761,885
Capital Markets 0.5%
3i Group plc 73,679 1,372,731
Abrdn plc 151,838 495,528
Hargreaves Lansdown plc 27,965 506,488
London Stock Exchange
Group plc 24,882 2,430,450
Schroders plc 9,402 431,088
St James's Place plc 40,783 841,104
6,077,389
Chemicals 0.1%
Croda International plc 10,559 1,137,636
Johnson Matthey plc 14,637 385,908
1,523,544
Commercial Services & Supplies 0.1%
Rentokil Initial plc 140,624 983,305
Diversified Financial Services 0.0%
†
M&G plc 201,928 592,349
Diversified Telecommunication Services 0.1%
BT Group plc 675,192 1,787,773
Electric Utilities 0.1%
SSE plc 78,927 1,685,867
Electronic Equipment, Instruments & Components 0.1%
Halma plc 28,713 973,228
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 69,735 520,139
Land Securities Group plc 50,512 540,077
Segro plc 90,770 1,592,610
2,652,826
Food & Staples Retailing 0.3%
J Sainsbury plc 128,300 503,675
Ocado Group plc* 36,853 750,439
Common Stocks
Shares Value ($)
UNITED KINGDOM
Food & Staples Retailing
Tesco plc 585,314 2,343,094
3,597,208
Food Products 0.1%
Associated British Foods plc 26,944 709,040
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 66,483 1,129,510
Hotels, Restaurants & Leisure 0.4%
Compass Group plc 135,194 3,068,783
Entain plc* 44,275 956,602
InterContinental Hotels
Group plc* 13,857 915,141
Whitbread plc* 15,360 631,409
5,571,935
Household Durables 0.2%
Barratt Developments plc 77,018 638,137
Berkeley Group Holdings plc 8,754 498,201
Persimmon plc 24,134 783,762
Taylor Wimpey plc 275,755 564,632
2,484,732
Household Products 0.3%
Reckitt Benckiser Group plc 54,109 4,388,147
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd. 204,386 1,449,156
DCC plc 7,455 625,767
Melrose Industries plc 336,340 684,717
Smiths Group plc 27,905 588,152
3,347,792
Insurance 0.6%
Admiral Group plc 14,602 620,116
Aviva plc 297,197 1,752,204
Legal & General Group plc 451,340 1,760,798
Phoenix Group Holdings plc 49,123 440,287
Prudential plc 197,437 3,320,648
7,894,053
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(b) 74,438 672,995
Internet & Direct Marketing Retail 0.0%
†
Just Eat Takeaway.com NV
Reg. S*(b) 13,355 660,772
Machinery 0.2%
CNH Industrial NV 77,394 1,172,469
Spirax-Sarco Engineering plc 5,579 1,000,646
2,173,115
Media 0.2%
Informa plc* 113,682 861,621
Pearson plc 57,195 474,861
WPP plc 91,163 1,423,377
2,759,859
Multiline Retail 0.1%
Next plc 10,055 1,023,222
Multi-Utilities 0.3%
National Grid plc 274,010 4,003,480
Oil, Gas & Consumable Fuels 0.6%
BP plc 1,521,947 7,850,645

50 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Personal Products 0.8%
Unilever plc 196,066 9,960,445
Pharmaceuticals 1.7%
AstraZeneca plc 117,176 13,596,858
GlaxoSmithKline plc 380,601 8,422,720
22,019,578
Professional Services 0.7%
Experian plc 69,847 2,917,050
Intertek Group plc 12,206 883,383
RELX plc 146,686 4,505,483
8,305,916
Software 0.1%
AVEVA Group plc 9,111 360,616
Sage Group plc (The) 81,262 791,950
1,152,566
Specialty Retail 0.1%
JD Sports Fashion plc 204,225 522,487
Kingfisher plc 159,685 717,601
1,240,088
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 30,621 772,898
Tobacco 0.7%
British American Tobacco
plc(a) 164,208 6,988,831
Imperial Brands plc 71,760 1,696,058
8,684,889
Trading Companies & Distributors 0.3%
Ashtead Group plc 33,906 2,422,086
Bunzl plc 25,490 952,736
3,374,822
Water Utilities 0.1%
Severn Trent plc 18,892 731,498
United Utilities Group plc 52,816 759,792
1,491,290
Wireless Telecommunication Services 0.3%
Vodafone Group plc 2,072,172 3,645,693
159,042,922
UNITED STATES 1.5%
Automobiles 0.2%
Stellantis NV 153,617 2,974,068
Construction Materials 0.1%
James Hardie Industries plc
CHDI 33,602 1,128,278
Electrical Equipment 0.6%
Schneider Electric SE 41,080 6,983,311
Energy Equipment & Services 0.1%
Tenaris SA 37,931 460,912
Health Care Equipment & Supplies 0.0%
†
Inmode Ltd.* 3,797 183,129
Insurance 0.2%
Swiss Re AG 22,816 2,476,097
Internet & Direct Marketing Retail 0.0%
†
Fiverr International Ltd.* 2,236 190,753
Life Sciences Tools & Services 0.1%
QIAGEN NV* 17,321 851,281
Common Stocks
Shares Value ($)
UNITED STATES
Software 0.0%
†
CyberArk Software Ltd.* 3,120 427,908
Trading Companies & Distributors 0.2%
Ferguson plc 16,893 2,659,198
18,334,935
Total Common Stocks
(cost $846,601,641) 1,254,009,437
Short-Term Investment 0.8%
Money Market Fund   0.8%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.01% (c)(d) 9,797,114 9,797,114
Total Short-Term Investment
(cost $9,797,114) 9,797,114
Total Investments
(cost $856,398,755) — 100.2% 1,263,806,551
Liabilities in excess of other assets
— (0.2)% (2,486,803)
NET ASSETS — 100.0%
$ 1,261,319,748

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 51
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $18,023,927, which was collateralized
by cash used to purchase a money market fund with a total
value of $9,797,114 and by $9,272,737 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.38%, and maturity dates ranging from
2/10/2022 – 2/15/2051; a total value of $19,069,852.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of January 31, 2022
was $21,474,191 which represents 1.70% of net assets.
(c) Represents 7-day effective yield as of January 31, 2022.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $9,797,114.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 49 3/2022 EUR 2,280,682 (17,053)
FTSE 100 Index 14 3/2022 GBP 1,392,657 (18,344)
Nikkei 225 Index 12 3/2022 JPY 1,410,323 46,898
SPI 200 Index 5 3/2022 AUD 607,003 (42,966)
(31,465)
As of January 31, 2022, the Fund had $474,053 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

52 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 53
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 14,227,085 $ – $ 14,227,085
Air Freight & Logistics – 8,786,907 – 8,786,907
Airlines – 1,401,277 – 1,401,277
Auto Components – 9,986,523 – 9,986,523
Automobiles – 42,389,582 – 42,389,582
Banks – 115,092,129 – 115,092,129
Beverages 884,625 25,154,524 – 26,039,149
Biotechnology – 9,734,247 – 9,734,247
Building Products – 14,802,884 – 14,802,884
Capital Markets 179,142 35,929,162 – 36,108,304
Chemicals – 43,759,105 – 43,759,105
Commercial Services & Supplies – 4,120,735 – 4,120,735
Communications Equipment – 5,159,586 – 5,159,586
Construction & Engineering – 9,372,622 – 9,372,622
Construction Materials – 7,024,806 – 7,024,806
Containers & Packaging – 981,106 – 981,106
Diversified Consumer Services – 334,813 – 334,813
Diversified Financial Services 366,713 10,434,171 – 10,800,884
Diversified Telecommunication Services – 23,115,519 – 23,115,519
Electric Utilities – 22,880,854 – 22,880,854
Electrical Equipment – 22,332,832 – 22,332,832
Electronic Equipment, Instruments &
Components – 20,337,343 – 20,337,343
Energy Equipment & Services – 460,912 – 460,912
Entertainment 1,583,816 8,886,632 – 10,470,448
Equity Real Estate Investment Trusts
(REITs) – 16,818,467 – 16,818,467
Food & Staples Retailing – 18,304,767 – 18,304,767
Food Products – 41,305,066 – 41,305,066
Gas Utilities – 4,608,410 – 4,608,410
Health Care Equipment & Supplies 183,129 26,130,047 – 26,313,176
Health Care Providers & Services – 4,887,532 – 4,887,532
Health Care Technology – 1,280,156 – 1,280,156
Hotels, Restaurants & Leisure 195,033 17,543,648 – 17,738,681
Household Durables – 18,026,056 – 18,026,056
Household Products – 8,831,761 – 8,831,761
Independent Power and Renewable
Electricity Producers – 1,036,123 – 1,036,123
Industrial Conglomerates 851,565 18,903,284 – 19,754,849
Insurance – 64,292,349 – 64,292,349
Interactive Media & Services – 3,461,177 – 3,461,177
Internet & Direct Marketing Retail 190,753 9,840,377 – 10,031,130
IT Services 556,615 18,096,634 – 18,653,249
Leisure Products – 2,817,834 – 2,817,834
Life Sciences Tools & Services – 6,949,114 – 6,949,114
Machinery 1,468,378 38,677,806 – 40,146,184
Marine – 4,894,379 – 4,894,379
Media – 6,261,164 – 6,261,164
Metals & Mining – 40,738,130 – 40,738,130
Multiline Retail – 4,942,781 – 4,942,781
Multi-Utilities – 12,263,999 – 12,263,999
Oil, Gas & Consumable Fuels 14,933,744 33,710,112 – 48,643,856
Paper & Forest Products – 4,428,518 – 4,428,518
Personal Products – 22,834,003 – 22,834,003
Pharmaceuticals 702,826 104,730,494 – 105,433,320
Professional Services – 21,047,179 – 21,047,179
Real Estate Management & Development 353,379 18,687,981 – 19,041,360
Road & Rail 344,147 7,126,120 – 7,470,267

54 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide International Index Fund
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Level 1 Level 2 Level 3 Total
Assets:
Semiconductors & Semiconductor
Equipment $ – $ 39,875,318 $ – $ 39,875,318
Software 1,369,245 17,853,398 – 19,222,643
Specialty Retail – 9,003,438 – 9,003,438
Technology Hardware, Storage &
Peripherals – 5,780,065 – 5,780,065
Textiles, Apparel & Luxury Goods – 43,162,914 – 43,162,914
Tobacco – 11,425,211 – 11,425,211
Trading Companies & Distributors – 20,734,065 – 20,734,065
Transportation Infrastructure – 5,479,964 – 5,479,964
Water Utilities – 1,491,290 – 1,491,290
Wireless Telecommunication Services – 14,859,840 – 14,859,840
Total Common Stocks $ 24,163,110 $ 1,229,846,327 $ – $ 1,254,009,437
Futures Contracts 46,898 – – 46,898
Short-Term Investment 9,797,114 – – 9,797,114
Total Assets $ 34,007,122 $ 1,229,846,327 $ – $ 1,263,853,449
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (78,363) $ – $ – $ (78,363)
Total Liabilities $ (78,363) $ – $ – $ (78,363)
Total $ 33,928,759 $ 1,229,846,327 $ – $ 1,263,775,086
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2022, the Fund held one common stock investment that was categorized as Level 3 investment which was valued at $0.

Nationwide International Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 55
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 46,898
Total $ 46,898
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts (78,363)
Total $ (78,363)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

56 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.* 22,347 3,127,016
Curtiss-Wright Corp. 13,344 1,771,950
Hexcel Corp.* 28,701 1,497,331
Mercury Systems, Inc.* 19,509 1,110,452
7,506,749
Air Freight & Logistics 0.3%
GXO Logistics, Inc.* 33,547 2,724,352
Airlines 0.2%
JetBlue Airways Corp.* 108,741 1,590,881
Auto Components 1.7%
Adient plc* 32,301 1,355,673
Dana, Inc. 49,306 1,067,968
Fox Factory Holding Corp.* 14,372 1,912,482
Gentex Corp. 81,174 2,548,864
Goodyear Tire & Rubber Co.
(The)* 95,607 1,981,933
Lear Corp. 20,285 3,394,086
Visteon Corp.* 9,488 963,127
13,224,133
Automobiles 0.5%
Harley-Davidson, Inc. 52,326 1,808,910
Thor Industries, Inc. 18,878 1,785,670
3,594,580
Banks 6.7%
Associated Banc-Corp. 51,604 1,233,336
Bank of Hawaii Corp. 13,924 1,198,439
Bank OZK 41,424 1,940,714
Cadence Bank 62,342 1,943,200
Cathay General Bancorp 26,576 1,200,172
Commerce Bancshares, Inc. 37,770 2,602,731
Cullen/Frost Bankers, Inc. 19,295 2,720,788
East West Bancorp, Inc. 48,286 4,169,013
First Financial Bankshares ,
Inc. 43,630 2,050,174
First Horizon Corp. 183,971 3,147,744
FNB Corp. 115,676 1,494,534
Fulton Financial Corp. 55,485 995,956
Glacier Bancorp, Inc. 36,909 1,916,684
Hancock Whitney Corp. 29,776 1,569,791
Home BancShares , Inc. 51,290 1,208,392
International Bancshares Corp. 18,252 767,132
PacWest Bancorp 40,123 1,862,911
Pinnacle Financial Partners,
Inc. 25,906 2,505,369
Prosperity Bancshares, Inc. 31,595 2,314,334
Sterling Bancorp 66,010 1,735,403
Synovus Financial Corp. 49,512 2,463,717
Texas Capital Bancshares,
Inc.* 17,120 1,073,424
UMB Financial Corp. 14,774 1,454,500
Umpqua Holdings Corp. 73,805 1,496,765
United Bankshares , Inc. 46,667 1,648,745
Valley National Bancorp 139,384 1,940,225
Webster Financial Corp. 30,824 1,751,111
Wintrust Financial Corp. 19,397 1,902,264
52,307,568
Common Stocks
Shares Value ($)
Beverages 0.2%
Boston Beer Co., Inc. (The),
Class A* 3,240 1,363,489
Biotechnology 1.4%
Arrowhead Pharmaceuticals,
Inc.* 35,456 1,870,658
Exelixis , Inc.* 107,658 1,948,610
Halozyme Therapeutics, Inc.* 48,198 1,668,133
Neurocrine Biosciences, Inc.* 32,280 2,550,765
United Therapeutics Corp.* 15,394 3,107,587
11,145,753
Building Products 2.5%
Builders FirstSource , Inc.* 65,161 4,430,296
Carlisle Cos., Inc. 17,791 3,975,221
Lennox International, Inc. 11,454 3,248,584
Owens Corning 34,192 3,032,830
Simpson Manufacturing Co.,
Inc. 14,760 1,664,781
Trex Co., Inc.* 39,170 3,582,880
19,934,592
Capital Markets 2.1%
Affiliated Managers Group, Inc. 13,957 2,040,653
Evercore , Inc., Class A 13,218 1,649,871
Federated Hermes, Inc., Class
B 32,927 1,090,213
Interactive Brokers Group,
Inc., Class A 29,914 2,039,836
Janus Henderson Group plc 58,490 2,158,281
Jefferies Financial Group, Inc. 67,203 2,462,318
SEI Investments Co. 36,019 2,111,073
Stifel Financial Corp. 35,631 2,668,762
16,221,007
Chemicals 2.6%
Ashland Global Holdings, Inc.
(a) 19,213 1,845,216
Avient Corp. 31,282 1,556,905
Cabot Corp. 19,315 1,062,132
Chemours Co. (The) 55,808 1,825,480
Ingevity Corp.* 13,420 884,512
Minerals Technologies, Inc. 11,431 799,827
NewMarket Corp. 2,359 797,507
Olin Corp. 49,118 2,488,809
RPM International, Inc. 44,137 3,910,980
Scotts Miracle- Gro Co. (The) 13,954 2,109,845
Sensient Technologies Corp. 14,327 1,214,070
Valvoline, Inc. 61,506 2,026,008
20,521,291
Commercial Services & Supplies 1.5%
Brink's Co. (The) 16,864 1,176,770
Clean Harbors, Inc.* 17,082 1,580,939
IAA, Inc.* 46,020 2,113,698
MillerKnoll , Inc. 25,790 996,010
MSA Safety, Inc. 12,396 1,703,210
Stericycle, Inc.* 31,250 1,835,625
Tetra Tech, Inc. 18,398 2,560,818
11,967,070
Communications Equipment 1.0%
Calix, Inc.* 18,798 945,163

Nationwide Mid Cap Market Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Communications Equipment
Ciena Corp.* 52,675 3,492,879
Lumentum Holdings, Inc.* 24,601 2,496,510
ViaSat , Inc.* 25,200 1,109,304
8,043,856
Construction & Engineering 1.4%
AECOM 49,019 3,388,684
Dycom Industries, Inc.* 10,170 857,229
EMCOR Group, Inc. 18,282 2,179,397
Fluor Corp.* 48,195 1,014,023
MasTec , Inc.* 19,588 1,687,114
Valmont Industries, Inc. 7,264 1,577,959
10,704,406
Construction Materials 0.3%
Eagle Materials, Inc. 13,840 2,018,564
Consumer Finance 0.6%
FirstCash Holdings, Inc. 13,835 964,300
Navient Corp. 55,508 967,504
PROG Holdings, Inc.* 19,483 775,618
SLM Corp. 99,641 1,827,416
4,534,838
Containers & Packaging 0.8%
AptarGroup, Inc. 22,555 2,645,701
Greif, Inc., Class A 9,130 540,131
Silgan Holdings, Inc. 28,817 1,290,425
Sonoco Products Co. 33,679 1,907,579
6,383,836
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 1,335 794,485
Grand Canyon Education,
Inc.* 13,802 1,154,952
H&R Block, Inc. 60,391 1,380,538
Service Corp. International 56,113 3,463,294
6,793,269
Diversified Financial Services 0.2%
Voya Financial, Inc. 23,767 1,615,205
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc.* 44,861 1,609,613
Electric Utilities 1.1%
ALLETE, Inc. 18,106 1,155,706
Hawaiian Electric Industries,
Inc. 37,194 1,580,745
IDACORP, Inc. 17,185 1,894,131
OGE Energy Corp. 68,112 2,582,807
PNM Resources, Inc. 29,462 1,320,192
8,533,581
Electrical Equipment 1.9%
Acuity Brands, Inc. 11,884 2,276,142
EnerSys 14,437 1,081,764
Hubbell, Inc. 18,616 3,486,591
nVent Electric plc 57,245 1,980,105
Regal Rexnord Corp. 23,038 3,651,062
Sunrun , Inc.* 70,376 1,824,850
Vicor Corp.* 7,386 696,721
14,997,235
Electronic Equipment, Instruments & Components 3.2%
Arrow Electronics, Inc.* 23,692 2,937,808
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Avnet, Inc. 34,216 1,380,958
Belden, Inc. 15,307 856,427
Cognex Corp. 60,158 3,998,101
Coherent, Inc.* 8,378 2,165,545
II-VI, Inc.* 36,115 2,289,691
Jabil, Inc. 48,726 2,996,162
Littelfuse , Inc. 8,381 2,262,618
National Instruments Corp. 45,010 1,855,312
TD SYNNEX Corp. 14,117 1,476,215
Vishay Intertechnology , Inc. 44,981 931,556
Vontier Corp. 57,416 1,613,964
24,764,357
Energy Equipment & Services 0.5%
ChampionX Corp.* 68,757 1,540,157
NOV, Inc. 133,886 2,198,408
3,738,565
Entertainment 0.1%
World Wrestling Entertainment,
Inc., Class A 15,446 771,373
Equity Real Estate Investment Trusts (REITs) 9.9%
American Campus
Communities, Inc. 47,350 2,474,511
Apartment Income REIT Corp. 53,669 2,834,797
Brixmor Property Group, Inc. 101,054 2,562,729
Camden Property Trust 34,774 5,566,970
Corporate Office Properties
Trust 38,071 961,673
Cousins Properties, Inc. 50,767 1,957,575
CyrusOne , Inc. 43,175 3,879,274
Douglas Emmett, Inc. 59,704 1,863,959
EastGroup Properties, Inc. 13,843 2,767,354
EPR Properties 25,694 1,129,765
First Industrial Realty Trust,
Inc. 44,333 2,694,560
Healthcare Realty Trust, Inc. 50,069 1,553,140
Highwoods Properties, Inc. 35,626 1,536,193
Hudson Pacific Properties, Inc. 51,991 1,228,547
JBG SMITH Properties 38,689 1,060,079
Kilroy Realty Corp. 35,665 2,282,560
Kite Realty Group Trust 74,628 1,558,233
Lamar Advertising Co., Class A 29,690 3,288,464
Life Storage, Inc. 27,905 3,765,780
Macerich Co. (The) 73,177 1,210,348
Medical Properties Trust, Inc. 202,898 4,617,958
National Retail Properties, Inc. 59,756 2,651,971
National Storage Affiliates
Trust 27,840 1,713,830
Omega Healthcare Investors,
Inc. 81,314 2,559,765
Park Hotels & Resorts, Inc.* 80,465 1,464,463
Pebblebrook Hotel Trust 44,504 963,512
Physicians Realty Trust 75,868 1,385,350
PotlatchDeltic Corp. 23,061 1,240,451
PS Business Parks, Inc. 6,900 1,152,024
Rayonier, Inc. 48,661 1,778,073
Rexford Industrial Realty, Inc. 51,526 3,770,157
Sabra Health Care REIT, Inc. 78,757 1,071,883
SL Green Realty Corp. 22,953 1,664,526

58 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Spirit Realty Capital, Inc. 41,960 1,991,422
STORE Capital Corp. 83,503 2,647,880
Urban Edge Properties 37,069 676,139
77,525,915
Food & Staples Retailing 1.2%
BJ's Wholesale Club Holdings,
Inc.* 46,461 2,855,958
Casey's General Stores, Inc. 12,624 2,370,913
Grocery Outlet Holding Corp.* 29,508 748,913
Performance Food Group Co.* 52,508 2,215,312
Sprouts Farmers Market, Inc.* 38,513 1,045,243
9,236,339
Food Products 1.7%
Darling Ingredients, Inc.* 55,057 3,510,985
Flowers Foods, Inc. 67,614 1,901,982
Hain Celestial Group, Inc.
(The)* 31,362 1,145,654
Ingredion, Inc. 22,709 2,150,542
Lancaster Colony Corp. 6,759 1,073,126
Pilgrim's Pride Corp.* 16,356 457,477
Post Holdings, Inc.* 20,086 2,125,501
Sanderson Farms, Inc. 7,218 1,328,112
13,693,379
Gas Utilities 1.3%
National Fuel Gas Co. 31,225 1,896,294
New Jersey Resources Corp. 32,813 1,319,411
ONE Gas, Inc. 18,285 1,424,219
Southwest Gas Holdings, Inc. 20,797 1,417,939
Spire, Inc. 17,564 1,157,819
UGI Corp. 71,464 3,240,892
10,456,574
Health Care Equipment & Supplies 3.0%
Envista Holdings Corp.* 54,907 2,374,179
Globus Medical, Inc., Class A* 26,873 1,793,235
Haemonetics Corp.* 17,192 831,233
ICU Medical, Inc.* 6,818 1,454,688
Integra LifeSciences Holdings
Corp.* 24,734 1,601,279
LivaNova plc* 18,367 1,379,545
Masimo Corp.* 17,287 3,800,893
Neogen Corp.* 36,982 1,348,734
NuVasive , Inc.* 17,836 927,650
Penumbra, Inc.* 11,949 2,700,594
Quidel Corp.* 13,061 1,349,985
STAAR Surgical Co.* 16,094 1,170,356
Tandem Diabetes Care, Inc.* 21,716 2,564,877
23,297,248
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*(a) 30,542 1,608,036
Amedisys , Inc.* 11,146 1,505,825
Chemed Corp. 5,238 2,456,151
Encompass Health Corp. 33,853 2,100,240
HealthEquity , Inc.* 28,536 1,524,964
LHC Group, Inc.* 10,768 1,336,309
Molina Healthcare, Inc.* 19,872 5,772,418
Option Care Health, Inc.* 47,433 1,108,509
Patterson Cos., Inc. 29,967 859,753
Progyny , Inc.* 23,981 971,230
Common Stocks
Shares Value ($)
Health Care Providers & Services
R1 RCM, Inc.* 45,579 1,083,869
Tenet Healthcare Corp.* 36,451 2,701,748
23,029,052
Hotels, Restaurants & Leisure 3.0%
Boyd Gaming Corp.* 27,887 1,658,161
Choice Hotels International,
Inc. 11,201 1,606,223
Churchill Downs, Inc. 11,798 2,481,119
Cracker Barrel Old Country
Store, Inc. 8,044 958,362
Jack in the Box, Inc. 7,313 665,849
Marriott Vacations Worldwide
Corp. 14,493 2,353,373
Papa John's International, Inc. 11,157 1,377,332
Scientific Games Corp.* 32,838 1,894,753
Six Flags Entertainment Corp.* 26,245 1,036,415
Texas Roadhouse, Inc. 23,911 2,041,760
Travel + Leisure Co. 29,499 1,675,543
Wendy's Co. (The) 60,721 1,398,405
Wingstop , Inc. 10,114 1,549,971
Wyndham Hotels & Resorts,
Inc. 31,705 2,661,635
23,358,901
Household Durables 1.9%
Helen of Troy Ltd.* 8,210 1,718,599
KB Home 29,517 1,247,093
Leggett & Platt, Inc. 45,343 1,806,918
Taylor Morrison Home Corp.* 42,324 1,298,924
Tempur Sealy International,
Inc. 65,504 2,607,714
Toll Brothers, Inc. 38,931 2,295,761
TopBuild Corp.* 11,203 2,606,378
TRI Pointe Group, Inc.* 38,276 911,352
14,492,739
Household Products 0.1%
Energizer Holdings, Inc. 21,307 801,356
Insurance 3.9%
Alleghany Corp.* 4,661 3,094,904
American Financial Group, Inc. 22,508 2,932,342
Brighthouse Financial, Inc.* 27,490 1,496,831
CNO Financial Group, Inc. 42,295 1,054,838
First American Financial Corp. 37,477 2,792,411
Hanover Insurance Group, Inc.
(The) 12,201 1,683,250
Kemper Corp. 20,359 1,221,133
Kinsale Capital Group, Inc. 7,360 1,474,355
Mercury General Corp. 8,950 489,207
Old Republic International
Corp. 97,151 2,489,980
Primerica, Inc. 13,437 2,073,867
Reinsurance Group of
America, Inc. 23,134 2,656,477
RenaissanceRe Holdings Ltd. 15,659 2,461,125
RLI Corp. 13,713 1,436,848
Selective Insurance Group,
Inc. 20,440 1,612,716

Nationwide Mid Cap Market Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 59
Common Stocks
Shares Value ($)
Insurance
Unum Group 69,906 1,774,214
30,744,498
Interactive Media & Services 0.4%
TripAdvisor, Inc.* 33,484 909,091
Yelp, Inc.* 23,032 795,525
Ziff Davis, Inc.* 16,402 1,723,194
3,427,810
IT Services 2.4%
Alliance Data Systems Corp. 16,921 1,168,226
Concentrix Corp. 14,636 2,941,690
Euronet Worldwide, Inc.* 17,894 2,395,828
Genpact Ltd. 58,870 2,928,782
Kyndryl Holdings, Inc.*(a) 60,748 1,025,426
LiveRamp Holdings, Inc.* 23,460 1,047,489
MAXIMUS, Inc. 20,915 1,617,148
Sabre Corp.* 109,652 1,003,316
Western Union Co. (The) 136,788 2,586,661
WEX, Inc.* 15,251 2,455,106
19,169,672
Leisure Products 1.3%
Brunswick Corp. 26,350 2,392,317
Callaway Golf Co.* 39,533 943,258
Mattel, Inc.* 119,208 2,493,831
Polaris, Inc. 19,409 2,185,259
YETI Holdings, Inc.* 29,890 1,960,186
9,974,851
Life Sciences Tools & Services 1.4%
Bruker Corp. 34,574 2,302,628
Medpace Holdings, Inc.* 9,765 1,732,897
Repligen Corp.* 17,488 3,468,570
Syneos Health, Inc.* 35,282 3,195,138
10,699,233
Machinery 5.3%
AGCO Corp. 20,985 2,459,442
Colfax Corp.* 45,820 1,884,118
Crane Co. 17,054 1,765,260
Donaldson Co., Inc. 42,286 2,353,639
Flowserve Corp. 44,446 1,449,829
Graco , Inc. 57,833 4,196,362
ITT, Inc. 29,275 2,690,958
Kennametal, Inc. 28,811 995,996
Lincoln Electric Holdings, Inc. 20,092 2,568,561
Middleby Corp. (The)* 18,927 3,505,280
Nordson Corp. 18,390 4,276,411
Oshkosh Corp. 23,354 2,657,919
Terex Corp. 23,830 994,188
Timken Co. (The) 23,414 1,564,055
Toro Co. (The) 36,219 3,498,031
Trinity Industries, Inc.(a) 28,062 806,221
Watts Water Technologies,
Inc., Class A 9,360 1,434,046
Woodward, Inc. 21,574 2,378,965
41,479,281
Marine 0.2%
Kirby Corp.* 20,526 1,337,885
Media 0.9%
Cable One, Inc. 1,687 2,605,959
Common Stocks
Shares Value ($)
Media
John Wiley & Sons, Inc., Class
A 14,911 756,733
New York Times Co. (The),
Class A 57,128 2,286,834
TEGNA, Inc. 75,171 1,455,311
7,104,837
Metals & Mining 2.5%
Alcoa Corp. 63,642 3,609,138
Cleveland-Cliffs, Inc.* 154,847 2,654,078
Commercial Metals Co. 41,168 1,376,658
Reliance Steel & Aluminum
Co. 21,430 3,276,218
Royal Gold, Inc. 22,334 2,268,018
Steel Dynamics, Inc. 64,095 3,558,554
United States Steel Corp. 91,950 1,905,204
Worthington Industries, Inc. 11,068 599,664
19,247,532
Multiline Retail 1.0%
Kohl's Corp. 51,221 3,058,406
Macy's, Inc. 104,406 2,672,794
Nordstrom, Inc.* 37,799 850,477
Ollie's Bargain Outlet
Holdings, Inc.* 20,850 999,549
7,581,226
Multi-Utilities 0.6%
Black Hills Corp. 21,673 1,468,129
MDU Resources Group, Inc. 69,193 2,032,198
NorthWestern Corp. 18,134 1,053,948
4,554,275
Oil, Gas & Consumable Fuels 1.9%
Antero Midstream Corp. 111,371 1,108,141
CNX Resources Corp.* 71,935 1,066,796
DT Midstream, Inc. 32,886 1,700,206
EQT Corp.* 102,881 2,186,221
Equitrans Midstream Corp. 140,152 1,136,633
HollyFrontier Corp. 51,156 1,798,645
Murphy Oil Corp. 49,765 1,572,574
Targa Resources Corp. 77,911 4,602,982
15,172,198
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. 29,939 1,989,147
Personal Products 0.2%
Coty, Inc., Class A* 114,946 974,742
Nu Skin Enterprises, Inc.,
Class A 17,003 819,375
1,794,117
Pharmaceuticals 0.6%
Jazz Pharmaceuticals plc* 20,916 2,905,442
Perrigo Co. plc 45,473 1,731,157
4,636,599
Professional Services 1.6%
ASGN, Inc.* 17,728 2,036,415
CACI International, Inc., Class
A* 7,995 1,978,443
FTI Consulting, Inc.* 11,719 1,708,747
Insperity , Inc. 12,262 1,318,533

60 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Professional Services
KBR, Inc. 47,734 2,071,656
ManpowerGroup , Inc. 18,456 1,935,481
Science Applications
International Corp. 19,511 1,600,487
12,649,762
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.* 17,172 4,306,566
Road & Rail 1.9%
Avis Budget Group, Inc.* 13,637 2,402,567
Knight-Swift Transportation
Holdings, Inc. 56,732 3,209,897
Landstar System, Inc. 12,967 2,074,720
Ryder System, Inc. 18,323 1,341,060
Saia, Inc.* 8,961 2,547,433
Werner Enterprises, Inc. 20,520 914,987
XPO Logistics, Inc.* 33,567 2,221,128
14,711,792
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc. 33,955 747,689
Azenta , Inc. 25,297 2,133,549
Cirrus Logic, Inc.* 19,554 1,748,910
CMC Materials, Inc. 9,661 1,747,482
First Solar, Inc.* 33,647 2,637,252
Lattice Semiconductor Corp.* 46,596 2,573,031
MKS Instruments, Inc. 18,871 2,931,232
Power Integrations, Inc. 20,490 1,653,748
Semtech Corp.* 22,009 1,564,840
Silicon Laboratories, Inc.* 13,763 2,273,510
SiTime Corp.* 5,162 1,203,210
SunPower Corp.*(a) 27,978 469,471
Synaptics , Inc.* 13,362 2,810,697
Universal Display Corp. 14,838 2,277,781
Wolfspeed , Inc.* 39,433 3,716,166
30,488,568
Software 3.8%
ACI Worldwide, Inc.* 39,987 1,374,353
Aspen Technology, Inc.* 22,909 3,440,015
Blackbaud , Inc.* 14,283 973,244
CDK Global, Inc. 40,211 1,727,867
Cerence , Inc.* 13,002 825,497
CommVault Systems, Inc.* 15,555 1,049,340
Digital Turbine, Inc.* 30,283 1,336,994
Envestnet , Inc.* 12,419 918,261
Fair Isaac Corp.* 9,309 4,607,862
Manhattan Associates, Inc.* 21,532 2,882,489
Mimecast Ltd.* 21,266 1,695,113
NCR Corp.* 45,461 1,730,246
Paylocity Holding Corp.* 13,481 2,749,854
Qualys , Inc.* 11,483 1,471,431
SailPoint Technologies
Holdings, Inc.* 31,678 1,225,622
Teradata Corp.* 37,352 1,506,780
29,514,968
Specialty Retail 3.2%
American Eagle Outfitters, Inc.
(a) 52,330 1,194,694
AutoNation, Inc.* 13,557 1,477,713
Dick's Sporting Goods, Inc.(a) 22,239 2,566,381
Common Stocks
Shares Value ($)
Specialty Retail
Five Below, Inc.* 19,062 3,126,168
Foot Locker, Inc. 31,110 1,389,995
GameStop Corp., Class A*(a) 21,082 2,296,462
Lithia Motors, Inc., Class A 10,303 3,009,815
Murphy USA, Inc. 8,108 1,594,519
Restoration Hardware
Holdings, Inc.* 5,902 2,377,444
Urban Outfitters, Inc.* 22,043 633,075
Victoria's Secret & Co.* 24,913 1,390,893
Williams-Sonoma, Inc. 25,304 4,062,304
25,119,463
Technology Hardware, Storage & Peripherals 0.1%
Xerox Holdings Corp. 46,617 984,085
Textiles, Apparel & Luxury Goods 1.8%
Capri Holdings Ltd.* 51,176 3,074,142
Carter's, Inc. 14,556 1,355,455
Columbia Sportswear Co. 11,740 1,090,294
Crocs, Inc.* 20,023 2,054,760
Deckers Outdoor Corp.* 9,402 3,010,802
Hanesbrands, Inc. 118,806 1,912,777
Skechers USA, Inc., Class A* 45,902 1,927,884
14,426,114
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd. 37,537 1,713,189
MGIC Investment Corp. 110,639 1,679,500
New York Community
Bancorp, Inc. 158,229 1,844,950
Washington Federal, Inc. 22,086 773,452
6,011,091
Trading Companies & Distributors 0.9%
GATX Corp. 12,114 1,265,308
MSC Industrial Direct Co., Inc.,
Class A 16,008 1,306,893
Univar Solutions, Inc.* 58,044 1,538,166
Watsco , Inc. 11,238 3,175,409
7,285,776
Water Utilities 0.5%
Essential Utilities, Inc. 78,259 3,814,344
Total Common Stocks
(cost $527,066,550) 780,727,356
Short-Term Investment 0.8%
Money Market Fund 0.8%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 6,295,106 6,295,106
Total Short-Term Investment
(cost $6,295,106) 6,295,106
Total Investments
(cost $533,361,656) — 100.6% 787,022,462
Liabilities in excess of other assets — (0.6)% (4,855,975)
NET ASSETS — 100.0%
$ 782,166,487

Nationwide Mid Cap Market Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 61
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $6,501,995, which was collateralized
by cash used to purchase a money market fund with a value
of $6,295,106.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $6,295,106.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 10 3/2022 USD 2,629,700 99,323
99,323
As of January 31, 2022, the Fund had $277,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

62 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Mid Cap Market Index Fund
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

Nationwide Mid Cap Market Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 63
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 780,727,356 $ – $ – $ 780,727,356
Futures Contracts 99,323 – – 99,323
Short-Term Investment 6,295,106 – – 6,295,106
Total $ 787,121,785 $ – $ – $ 787,121,785
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 99,323
Total $ 99,323
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

64 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
He
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 1.4%
Boeing Co. (The)* 18,517 3,707,844
General Dynamics Corp. 7,696 1,632,322
Howmet Aerospace, Inc. 14,040 436,503
Huntington Ingalls Industries,
Inc. 1,361 254,779
L3Harris Technologies, Inc. 6,762 1,415,219
Lockheed Martin Corp. 8,267 3,216,938
Northrop Grumman Corp. 4,994 1,847,281
Raytheon Technologies Corp. 50,740 4,576,241
Textron, Inc. 7,506 510,858
TransDigm Group, Inc.* 1,762 1,085,727
18,683,712
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,434 464,018
Expeditors International of
Washington, Inc. 5,524 632,388
FedEx Corp. 8,200 2,016,052
United Parcel Service, Inc.,
Class B 24,568 4,967,895
8,080,353
Airlines 0.2%
Alaska Air Group, Inc.* 4,421 242,006
American Airlines Group,
Inc.*(a) 23,177 381,725
Delta Air Lines, Inc.* 21,789 864,805
Southwest Airlines Co.* 19,773 885,040
United Airlines Holdings, Inc.* 10,890 466,963
2,840,539
Auto Components 0.1%
Aptiv plc* 9,150 1,249,707
BorgWarner, Inc. 7,692 337,294
1,587,001
Automobiles 2.4%
Ford Motor Co. 130,380 2,646,714
General Motors Co.* 48,850 2,575,861
Tesla, Inc.* 27,439 25,702,660
30,925,235
Banks 4.2%
Bank of America Corp. 242,936 11,209,067
Citigroup, Inc. 66,933 4,358,677
Citizens Financial Group, Inc. 13,890 714,918
Comerica, Inc. 4,188 388,563
Fifth Third Bancorp 23,503 1,048,939
First Republic Bank 5,828 1,011,682
Huntington Bancshares, Inc. 48,648 732,639
JPMorgan Chase & Co. 99,687 14,813,488
KeyCorp 32,076 803,825
M&T Bank Corp. 4,164 705,298
People's United Financial, Inc. 14,533 281,649
PNC Financial Services
Group, Inc. (The) 14,301 2,945,863
Regions Financial Corp. 33,788 775,097
Signature Bank 2,045 622,968
SVB Financial Group* 1,974 1,152,619
Truist Financial Corp. 44,938 2,823,005
US Bancorp 45,400 2,641,826
Wells Fargo & Co. 134,497 7,235,939
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,427 368,059
54,634,121
Beverages 1.5%
Brown-Forman Corp., Class B 6,145 414,357
Coca-Cola Co. (The) 130,678 7,972,665
Constellation Brands, Inc.,
Class A 5,662 1,346,140
Molson Coors Beverage Co.,
Class B 6,950 331,237
Monster Beverage Corp.* 12,636 1,095,794
PepsiCo, Inc. 46,619 8,089,329
19,249,522
Biotechnology 1.8%
AbbVie, Inc. 59,592 8,157,549
Amgen, Inc. 19,088 4,335,648
Biogen, Inc.* 4,982 1,125,932
Gilead Sciences, Inc. 42,077 2,889,848
Incyte Corp.* 6,374 473,779
Moderna, Inc.* 11,817 2,000,973
Regeneron Pharmaceuticals,
Inc.* 3,537 2,152,583
Vertex Pharmaceuticals, Inc.* 8,655 2,103,598
23,239,910
Building Products 0.5%
A O Smith Corp. 4,600 351,532
Allegion plc 2,995 367,576
Carrier Global Corp. 29,198 1,392,161
Fortune Brands Home &
Security, Inc. 4,669 439,680
Johnson Controls International
plc 24,258 1,762,829
Masco Corp. 8,173 517,596
Trane Technologies plc 7,896 1,366,797
6,198,171
Capital Markets 3.0%
Ameriprise Financial, Inc. 3,779 1,149,987
Bank of New York Mellon
Corp. (The) 26,511 1,571,042
BlackRock, Inc. 4,787 3,939,414
Cboe Global Markets, Inc. 3,823 453,140
Charles Schwab Corp. (The) 50,394 4,419,554
CME Group, Inc. 12,077 2,771,672
FactSet Research Systems,
Inc. 1,270 535,800
Franklin Resources, Inc. 10,128 323,792
Goldman Sachs Group, Inc.
(The) 11,347 4,024,554
Intercontinental Exchange, Inc. 19,153 2,425,919
Invesco Ltd. 11,488 260,318
MarketAxess Holdings, Inc. 1,354 466,426
Moody's Corp. 5,400 1,852,200
Morgan Stanley 48,423 4,965,294
MSCI, Inc. 2,747 1,472,722
Nasdaq, Inc. 3,963 710,209
Northern Trust Corp. 6,919 807,032
Raymond James Financial,
Inc. 6,516 689,849
S&P Global, Inc. 8,171 3,392,763

Nationwide S&P 500 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
Capital Markets
State Street Corp. 12,333 1,165,468
T. Rowe Price Group, Inc. 7,562 1,167,800
38,564,955
Chemicals 1.7%
Air Products & Chemicals, Inc. 7,440 2,098,973
Albemarle Corp. 3,987 880,090
Celanese Corp. 3,601 560,712
CF Industries Holdings, Inc. 7,429 511,635
Corteva, Inc. 24,208 1,163,921
Dow, Inc. 25,375 1,515,649
DuPont de Nemours, Inc. 17,601 1,348,236
Eastman Chemical Co. 4,591 546,007
Ecolab, Inc. 8,426 1,596,306
FMC Corp. 4,401 485,738
International Flavors &
Fragrances, Inc. 8,416 1,110,239
Linde plc 17,360 5,532,285
LyondellBasell Industries NV,
Class A 8,863 857,318
Mosaic Co. (The) 10,947 437,333
PPG Industries, Inc. 8,044 1,256,473
Sherwin-Williams Co. (The) 8,151 2,335,343
22,236,258
Commercial Services & Supplies 0.4%
Cintas Corp. 2,945 1,153,056
Copart, Inc.* 7,112 919,226
Republic Services, Inc. 7,161 914,173
Rollins, Inc. 7,593 234,244
Waste Management, Inc. 13,134 1,975,879
5,196,578
Communications Equipment 0.8%
Arista Networks, Inc.* 7,508 933,319
Cisco Systems, Inc. 141,397 7,871,571
F5, Inc.* 2,045 424,583
Juniper Networks, Inc. 10,084 351,125
Motorola Solutions, Inc. 5,720 1,326,697
10,907,295
Construction & Engineering 0.0%
†
Quanta Services, Inc. 4,773 490,283
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,060 801,587
Vulcan Materials Co. 4,390 835,461
1,637,048
Consumer Finance 0.6%
American Express Co. 21,163 3,805,531
Capital One Financial Corp. 14,357 2,106,603
Discover Financial Services 10,026 1,160,509
Synchrony Financial 19,170 816,450
7,889,093
Containers & Packaging 0.3%
Amcor plc 51,643 620,232
Avery Dennison Corp. 2,842 583,804
Ball Corp. 11,292 1,096,453
International Paper Co. 12,770 616,153
Packaging Corp. of America 3,058 460,627
Sealed Air Corp. 4,612 313,247
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 9,133 421,579
4,112,095
Distributors 0.1%
Genuine Parts Co. 4,639 618,054
LKQ Corp. 9,147 502,079
Pool Corp. 1,364 649,605
1,769,738
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 61,776 19,337,124
Diversified Telecommunication Services 1.1%
AT&T, Inc. 240,260 6,126,630
Lumen Technologies, Inc.(a) 32,033 395,928
Verizon Communications, Inc. 139,598 7,430,801
13,953,359
Electric Utilities 1.6%
Alliant Energy Corp. 8,371 501,088
American Electric Power Co.,
Inc. 16,858 1,523,963
Duke Energy Corp. 25,888 2,719,793
Edison International 12,839 806,161
Entergy Corp. 6,889 769,983
Evergy, Inc. 8,199 532,607
Eversource Energy 11,481 1,027,435
Exelon Corp. 32,438 1,879,782
FirstEnergy Corp. 17,897 750,958
NextEra Energy, Inc. 65,847 5,143,968
NRG Energy, Inc.(a) 8,520 340,204
Pinnacle West Capital Corp. 3,789 263,752
PPL Corp. 25,608 760,045
Southern Co. (The) 35,732 2,483,017
Xcel Energy, Inc. 18,095 1,260,498
20,763,254
Electrical Equipment 0.5%
AMETEK, Inc. 7,851 1,073,781
Eaton Corp. plc 13,413 2,125,022
Emerson Electric Co. 20,299 1,866,493
Generac Holdings, Inc.* 2,081 587,633
Rockwell Automation, Inc. 3,919 1,133,453
6,786,382
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A 20,129 1,602,067
CDW Corp. 4,513 853,183
Corning, Inc. 25,807 1,084,926
IPG Photonics Corp.* 1,225 189,226
Keysight Technologies, Inc.* 6,199 1,046,515
TE Connectivity Ltd. 11,095 1,586,696
Teledyne Technologies, Inc.* 1,577 664,595
Trimble, Inc.* 8,621 622,091
Zebra Technologies Corp.,
Class A* 1,767 899,615
8,548,914
Energy Equipment & Services 0.3%
Baker Hughes Co.(a) 27,878 764,972
Halliburton Co. 29,063 893,397

66 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Schlumberger NV 47,267 1,846,722
3,505,091
Entertainment 1.5%
Activision Blizzard, Inc. 26,384 2,084,600
Electronic Arts, Inc. 9,484 1,258,148
Live Nation Entertainment,
Inc.* 4,369 478,449
Netflix, Inc.* 14,903 6,365,667
Take-Two Interactive Software,
Inc.* 3,767 615,302
Walt Disney Co. (The)* 61,291 8,762,774
19,564,940
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc. 4,693 914,384
American Tower Corp. 15,357 3,862,285
AvalonBay Communities, Inc. 4,774 1,165,954
Boston Properties, Inc. 4,582 513,550
Crown Castle International
Corp. 14,662 2,675,961
Digital Realty Trust, Inc. 9,552 1,425,445
Duke Realty Corp. 13,382 773,212
Equinix, Inc. 3,017 2,187,023
Equity Residential 11,579 1,027,405
Essex Property Trust, Inc. 2,207 733,827
Extra Space Storage, Inc. 4,493 890,468
Federal Realty Investment
Trust 2,632 335,554
Healthpeak Properties, Inc. 17,549 620,708
Host Hotels & Resorts, Inc.* 22,752 394,520
Iron Mountain, Inc. 9,250 424,760
Kimco Realty Corp. 20,546 498,446
Mid-America Apartment
Communities, Inc. 3,913 808,739
Prologis, Inc. 24,818 3,891,959
Public Storage 5,060 1,814,162
Realty Income Corp. 18,536 1,286,584
Regency Centers Corp. 4,832 346,696
SBA Communications Corp. 3,690 1,200,873
Simon Property Group, Inc. 11,139 1,639,661
UDR, Inc. 8,983 510,594
Ventas, Inc. 12,416 658,296
Vornado Realty Trust 5,479 224,694
Welltower, Inc. 14,219 1,231,792
Weyerhaeuser Co. 24,660 997,004
33,054,556
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 14,834 7,493,098
Kroger Co. (The) 22,881 997,383
Sysco Corp. 17,303 1,352,230
Walgreens Boots Alliance, Inc. 24,317 1,210,014
Walmart, Inc. 48,089 6,723,323
17,776,048
Food Products 0.9%
Archer-Daniels-Midland Co. 18,901 1,417,575
Campbell Soup Co. 7,028 310,075
Conagra Brands, Inc. 17,160 596,482
General Mills, Inc. 20,532 1,410,138
Common Stocks
Shares Value ($)
Food Products
Hershey Co. (The) 4,987 982,788
Hormel Foods Corp. 9,055 429,841
J M Smucker Co. (The) 3,604 506,650
Kellogg Co. 8,240 519,120
Kraft Heinz Co. (The) 23,355 836,109
Lamb Weston Holdings, Inc. 4,559 292,733
McCormick & Co., Inc.
(Non-Voting) 8,248 827,357
Mondelez International, Inc.,
Class A 47,072 3,155,236
Tyson Foods, Inc., Class A 10,311 937,167
12,221,271
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,377 469,302
Health Care Equipment & Supplies 2.8%
Abbott Laboratories 59,655 7,603,626
ABIOMED, Inc.* 1,610 476,351
Align Technology, Inc.* 2,505 1,239,875
Baxter International, Inc. 16,967 1,449,660
Becton Dickinson and Co. 9,674 2,458,550
Boston Scientific Corp.* 47,576 2,041,010
Cooper Cos., Inc. (The) 1,625 647,238
Dentsply Sirona, Inc. 7,284 389,111
DexCom, Inc.* 3,256 1,401,643
Edwards Lifesciences Corp.* 21,129 2,307,287
Hologic, Inc.* 8,483 595,846
IDEXX Laboratories, Inc.* 2,856 1,448,849
Intuitive Surgical, Inc.* 12,039 3,421,243
Medtronic plc 45,222 4,680,025
ResMed, Inc. 4,914 1,123,340
STERIS plc 3,395 761,838
Stryker Corp. 11,293 2,801,229
Teleflex, Inc. 1,528 473,970
Zimmer Biomet Holdings, Inc. 7,027 864,462
36,185,153
Health Care Providers & Services 2.8%
AmerisourceBergen Corp. 5,106 695,437
Anthem, Inc. 8,129 3,584,808
Cardinal Health, Inc. 9,786 504,664
Centene Corp.* 19,938 1,550,379
Cigna Corp. 11,422 2,632,314
CVS Health Corp. 44,418 4,730,961
DaVita, Inc.* 2,309 250,226
HCA Healthcare, Inc. 8,295 1,991,215
Henry Schein, Inc.* 4,550 342,615
Humana, Inc. 4,311 1,692,067
Laboratory Corp. of America
Holdings* 3,346 907,971
McKesson Corp. 5,205 1,336,228
Quest Diagnostics, Inc. 4,106 554,392
UnitedHealth Group, Inc. 31,729 14,994,173
Universal Health Services,
Inc., Class B 2,499 325,020
36,092,470
Health Care Technology 0.1%
Cerner Corp. 10,273 936,898
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.* 1,382 3,394,372

Nationwide S&P 500 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.* 7,465 568,385
Carnival Corp.* 26,094 516,922
Chipotle Mexican Grill, Inc.* 937 1,391,988
Darden Restaurants, Inc. 4,464 624,380
Domino's Pizza, Inc. 1,240 563,766
Expedia Group, Inc.* 5,026 921,216
Hilton Worldwide Holdings,
Inc.* 9,378 1,360,842
Las Vegas Sands Corp.* 12,442 544,960
Marriott International, Inc.,
Class A* 9,234 1,487,782
McDonald's Corp. 25,130 6,519,978
MGM Resorts International 12,941 552,839
Norwegian Cruise Line
Holdings Ltd.*(a) 11,537 240,316
Penn National Gaming, Inc.* 5,007 228,369
Royal Caribbean Cruises Ltd.* 7,614 592,445
Starbucks Corp. 39,677 3,901,043
Wynn Resorts Ltd.* 3,870 330,691
Yum! Brands, Inc. 10,162 1,271,978
25,012,272
Household Durables 0.4%
DR Horton, Inc. 10,969 978,654
Garmin Ltd. 5,174 643,749
Lennar Corp., Class A 9,167 881,040
Mohawk Industries, Inc.* 1,892 298,690
Newell Brands, Inc. 14,058 326,286
NVR, Inc.* 112 596,649
PulteGroup, Inc. 8,722 459,562
Whirlpool Corp. 2,018 424,164
4,608,794
Household Products 1.4%
Church & Dwight Co., Inc. 8,343 856,409
Clorox Co. (The) 4,072 683,526
Colgate-Palmolive Co. 28,628 2,360,379
Kimberly-Clark Corp. 11,468 1,578,570
Procter & Gamble Co. (The) 81,682 13,105,877
18,584,761
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 22,538 499,893
Industrial Conglomerates 1.0%
3M Co. 19,343 3,211,325
General Electric Co. 37,030 3,498,594
Honeywell International, Inc. 23,232 4,750,479
Roper Technologies, Inc. 3,497 1,528,749
12,989,147
Insurance 1.9%
Aflac, Inc. 20,765 1,304,457
Allstate Corp. (The) 9,950 1,200,667
American International Group,
Inc. 28,459 1,643,507
Aon plc, Class A 7,576 2,094,310
Arthur J Gallagher & Co. 7,006 1,106,528
Assurant, Inc. 2,034 310,205
Brown & Brown, Inc. 7,865 521,292
Chubb Ltd. 14,764 2,912,642
Cincinnati Financial Corp. 5,040 593,863
Common Stocks
Shares Value ($)
Insurance
Everest Re Group Ltd. 1,247 353,400
Globe Life, Inc. 3,200 327,360
Hartford Financial Services
Group, Inc. (The) 11,683 839,657
Lincoln National Corp. 5,983 418,690
Loews Corp. 6,839 408,015
Marsh & McLennan Cos., Inc. 17,212 2,644,452
MetLife, Inc. 24,639 1,652,291
Principal Financial Group, Inc. 8,344 609,613
Progressive Corp. (The) 19,601 2,129,845
Prudential Financial, Inc. 13,016 1,452,195
Travelers Cos., Inc. (The) 8,290 1,377,632
W R Berkley Corp. 4,396 371,462
Willis Towers Watson plc 4,324 1,011,643
25,283,726
Interactive Media & Services 6.2%
Alphabet, Inc., Class A* 10,128 27,407,077
Alphabet, Inc., Class C* 9,432 25,598,165
Match Group, Inc.* 9,315 1,049,801
Meta Platforms, Inc., Class A* 79,819 25,004,100
Twitter, Inc.* 26,628 998,816
80,057,959
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.* 14,712 44,010,507
eBay, Inc. 22,000 1,321,540
Etsy, Inc.* 4,219 662,720
45,994,767
IT Services 4.6%
Accenture plc, Class A 21,343 7,546,458
Akamai Technologies, Inc.* 5,294 606,428
Automatic Data Processing,
Inc. 14,241 2,936,067
Broadridge Financial
Solutions, Inc. 3,759 598,508
Cognizant Technology
Solutions Corp., Class A 17,455 1,491,006
DXC Technology Co.* 8,638 259,831
EPAM Systems, Inc.* 1,904 906,570
Fidelity National Information
Services, Inc. 20,954 2,512,804
Fiserv, Inc.* 20,241 2,139,474
FleetCor Technologies, Inc.* 2,743 653,547
Gartner, Inc.* 2,770 814,075
Global Payments, Inc. 9,978 1,495,503
International Business
Machines Corp. 30,114 4,022,327
Jack Henry & Associates, Inc. 2,523 423,385
Mastercard, Inc., Class A 29,295 11,319,002
Paychex, Inc. 11,009 1,296,420
PayPal Holdings, Inc.* 39,524 6,795,756
VeriSign, Inc.* 3,262 708,441
Visa, Inc., Class A 56,798 12,846,004
59,371,606
Leisure Products 0.0%
†
Hasbro, Inc. 4,155 384,254
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc. 10,211 1,422,596

68 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.,
Class A* 762 456,994
Bio-Techne Corp. 1,319 496,485
Charles River Laboratories
International, Inc.* 1,644 542,125
Danaher Corp. 21,437 6,126,480
Illumina, Inc.* 5,272 1,838,979
IQVIA Holdings, Inc.* 6,364 1,558,544
Mettler-Toledo International,
Inc.* 765 1,126,600
PerkinElmer, Inc. 4,257 732,928
Thermo Fisher Scientific, Inc. 13,254 7,704,550
Waters Corp.* 2,038 652,405
West Pharmaceutical
Services, Inc. 2,489 978,725
23,637,411
Machinery 1.6%
Caterpillar, Inc. 18,468 3,722,410
Cummins, Inc. 4,832 1,067,292
Deere & Co. 9,552 3,595,373
Dover Corp. 4,861 825,933
Fortive Corp. 12,060 850,712
IDEX Corp. 2,586 557,128
Illinois Tool Works, Inc. 9,760 2,283,059
Ingersoll Rand, Inc. 13,634 766,367
Otis Worldwide Corp. 14,361 1,226,860
PACCAR, Inc. 11,674 1,085,565
Parker-Hannifin Corp. 4,343 1,346,373
Pentair plc 5,688 362,326
Snap-on, Inc. 1,748 364,021
Stanley Black & Decker, Inc. 5,527 965,291
Westinghouse Air Brake
Technologies Corp. 6,449 573,316
Xylem, Inc. 6,209 652,069
20,244,095
Media 1.1%
Charter Communications, Inc.,
Class A* 4,268 2,532,375
Comcast Corp., Class A 154,250 7,710,958
Discovery, Inc., Class A*(a) 5,609 156,547
Discovery, Inc., Class C*(a) 10,614 290,293
DISH Network Corp., Class A* 8,381 263,163
Fox Corp., Class A 10,915 443,258
Fox Corp., Class B 5,046 187,610
Interpublic Group of Cos., Inc.
(The) 13,538 481,141
News Corp., Class A 13,611 302,708
News Corp., Class B 2,953 65,675
Omnicom Group, Inc. 7,341 553,218
ViacomCBS, Inc. 20,460 684,387
13,671,333
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 48,734 1,813,880
Newmont Corp. 26,620 1,628,345
Nucor Corp. 9,883 1,002,136
4,444,361
Multiline Retail 0.5%
Dollar General Corp. 7,864 1,639,487
Common Stocks
Shares Value ($)
Multiline Retail
Dollar Tree, Inc.* 7,774 1,020,104
Target Corp. 16,596 3,658,256
6,317,847
Multi-Utilities 0.8%
Ameren Corp. 8,683 770,529
CenterPoint Energy, Inc. 19,006 539,010
CMS Energy Corp. 9,349 601,889
Consolidated Edison, Inc. 11,891 1,027,977
Dominion Energy, Inc. 27,318 2,203,470
DTE Energy Co. 6,520 785,204
NiSource, Inc. 13,375 390,283
Public Service Enterprise
Group, Inc. 16,985 1,130,012
Sempra Energy 10,595 1,463,805
WEC Energy Group, Inc. 10,557 1,024,451
9,936,630
Oil, Gas & Consumable Fuels 3.1%
APA Corp. 11,535 383,077
Chevron Corp. 65,076 8,546,431
ConocoPhillips 45,314 4,015,727
Coterra Energy, Inc. 27,464 601,462
Devon Energy Corp. 21,971 1,111,073
Diamondback Energy, Inc. 5,664 714,570
EOG Resources, Inc. 19,691 2,195,153
Exxon Mobil Corp. 142,459 10,821,186
Hess Corp. 9,042 834,486
Kinder Morgan, Inc. 66,282 1,150,655
Marathon Oil Corp. 24,669 480,305
Marathon Petroleum Corp. 21,684 1,555,827
Occidental Petroleum Corp. 30,379 1,144,377
ONEOK, Inc. 15,295 928,101
Phillips 66 14,816 1,256,249
Pioneer Natural Resources
Co. 7,587 1,660,718
Valero Energy Corp. 13,781 1,143,410
Williams Cos., Inc. (The) 40,657 1,217,271
39,760,078
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 7,803 2,432,897
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co. 75,011 4,867,464
Catalent, Inc.* 5,685 590,842
Eli Lilly & Co. 26,658 6,541,607
Johnson & Johnson 88,469 15,242,324
Merck & Co., Inc. 85,473 6,964,340
Organon & Co. 8,781 280,202
Pfizer, Inc. 188,664 9,940,706
Viatris, Inc. 38,882 582,063
Zoetis, Inc. 15,901 3,176,861
48,186,409
Professional Services 0.4%
Equifax, Inc. 4,023 964,555
IHS Markit Ltd. 13,413 1,566,504
Jacobs Engineering Group,
Inc. 4,374 569,407
Leidos Holdings, Inc. 4,884 436,874
Nielsen Holdings plc 12,190 229,903

Nationwide S&P 500 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 69
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 3,574 404,791
Verisk Analytics, Inc. 5,451 1,069,105
5,241,139
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,297 1,144,838
Road & Rail 0.9%
CSX Corp. 75,863 2,596,032
JB Hunt Transport Services,
Inc. 2,987 575,117
Norfolk Southern Corp. 8,351 2,271,389
Old Dominion Freight Line, Inc. 3,194 964,364
Union Pacific Corp. 21,944 5,366,405
11,773,307
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.* 40,762 4,657,058
Analog Devices, Inc. 18,188 2,982,286
Applied Materials, Inc. 30,749 4,248,897
Broadcom, Inc. 13,820 8,096,862
Enphase Energy, Inc.* 4,471 628,041
Intel Corp. 136,747 6,675,989
KLA Corp. 5,140 2,000,848
Lam Research Corp. 4,839 2,854,623
Microchip Technology, Inc. 18,170 1,407,812
Micron Technology, Inc. 37,993 3,125,684
Monolithic Power Systems,
Inc. 1,464 589,889
NVIDIA Corp. 84,330 20,649,044
NXP Semiconductors NV 8,922 1,832,936
Qorvo, Inc.* 3,750 514,800
QUALCOMM, Inc. 37,833 6,649,528
Skyworks Solutions, Inc. 5,538 811,428
SolarEdge Technologies, Inc.* 1,772 422,126
Teradyne, Inc. 5,547 651,384
Texas Instruments, Inc. 31,101 5,582,318
Xilinx, Inc. 8,320 1,610,336
75,991,889
Software 9.1%
Adobe, Inc.* 16,002 8,549,869
ANSYS, Inc.* 2,923 993,849
Autodesk, Inc.* 7,381 1,843,700
Cadence Design Systems,
Inc.* 9,415 1,432,398
Ceridian HCM Holding, Inc.* 4,539 344,147
Citrix Systems, Inc. 4,259 434,162
Fortinet, Inc.* 4,568 1,357,792
Intuit, Inc. 9,524 5,288,011
Microsoft Corp. 253,258 78,758,173
NortonLifeLock, Inc. 19,462 506,207
Oracle Corp. 54,405 4,415,510
Paycom Software, Inc.* 1,618 542,515
PTC, Inc.* 3,354 389,936
salesforce.com, Inc.* 33,023 7,682,140
ServiceNow, Inc.* 6,666 3,904,809
Synopsys, Inc.* 5,067 1,573,304
Tyler Technologies, Inc.* 1,321 625,890
118,642,412
Specialty Retail 2.3%
Advance Auto Parts, Inc. 2,093 484,550
Common Stocks
Shares Value ($)
Specialty Retail
AutoZone, Inc.* 717 1,424,213
Bath & Body Works, Inc. 8,909 499,528
Best Buy Co., Inc. 7,584 752,940
CarMax, Inc.* 5,354 595,204
Gap, Inc. (The) 7,350 132,815
Home Depot, Inc. (The) 35,599 13,064,121
Lowe's Cos., Inc. 23,357 5,543,784
O'Reilly Automotive, Inc.* 2,319 1,511,408
Ross Stores, Inc. 12,207 1,193,234
TJX Cos., Inc. (The) 40,970 2,948,611
Tractor Supply Co. 3,869 844,641
Ulta Beauty, Inc.* 1,831 666,008
29,661,057
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc. 525,747 91,890,061
Hewlett Packard Enterprise
Co. 44,782 731,290
HP, Inc. 40,395 1,483,708
NetApp, Inc. 7,815 676,076
Seagate Technology Holdings
plc 7,309 783,159
Western Digital Corp.* 9,907 512,588
96,076,882
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B 43,032 6,371,748
PVH Corp. 2,620 248,926
Ralph Lauren Corp. 1,456 161,383
Tapestry, Inc. 8,802 334,036
Under Armour, Inc., Class A* 7,239 136,311
Under Armour, Inc., Class C* 6,098 97,507
VF Corp. 11,081 722,592
8,072,503
Tobacco 0.7%
Altria Group, Inc. 62,053 3,157,256
Philip Morris International, Inc. 52,648 5,414,847
8,572,103
Trading Companies & Distributors 0.2%
Fastenal Co. 19,312 1,094,604
United Rentals, Inc.* 2,405 769,889
WW Grainger, Inc. 1,475 730,287
2,594,780
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,096 980,237
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 19,991 2,162,426
Total Common Stocks
(cost $674,579,997) 1,289,768,482

70 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
Short-Term Investment 0.1%
Shares Value ($)
Money Market Fund 0.1%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 1,825,805 1,825,805
Total Short-Term Investment
(cost $1,825,805) 1,825,805
Total Investments
(cost $676,405,802) — 99.4% 1,291,594,287
Other assets in excess of liabilities — 0.6% 8,242,391
NET ASSETS — 100.0%
$ 1,299,836,678
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $1,839,820, which was collateralized
by cash used to purchase a money market fund with a value
of $1,825,805.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $1,825,805.
REIT Real Estate Investment Trust
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 71 3/2022 USD 15,990,088 (396,220)
(396,220)
As of January 31, 2022, the Fund had $775,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide S&P 500 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 71
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

72 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,289,768,482 $ – $ – $ 1,289,768,482
Short-Term Investment 1,825,805 – – 1,825,805
Total Assets $ 1,291,594,287 $ – $ – $ 1,291,594,287
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (396,220) $ – $ – $ (396,220)
Total Liabilities $ (396,220) $ – $ – $ (396,220)
Total $ 1,291,198,067 $ – $ – $ 1,291,198,067
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide S&P 500 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 73
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (396,220)
Total $ (396,220)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

74 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 0.7%
AAR Corp.* 3,201 128,904
Aerojet Rocketdyne Holdings,
Inc. 7,157 276,189
AeroVironment, Inc.* 2,139 121,752
AerSale Corp.* 708 10,075
Astronics Corp.* 2,468 29,690
Byrna Technologies, Inc.* 1,739 18,973
Cadre Holdings, Inc.(a) 608 13,273
Ducommun, Inc.* 1,100 48,125
Kaman Corp. 2,635 105,321
Kratos Defense & Security
Solutions, Inc.* 11,733 196,645
Maxar Technologies, Inc.(a) 6,936 180,405
Moog, Inc., Class A 2,743 209,126
National Presto Industries, Inc. 485 39,891
PAE, Inc.* 6,901 69,079
Park Aerospace Corp. 2,112 28,575
Parsons Corp.* 2,589 78,835
Triumph Group, Inc.* 6,010 109,502
Vectrus, Inc.* 1,092 50,243
1,714,603
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 5,709 153,287
Atlas Air Worldwide Holdings,
Inc.* 2,728 219,140
Forward Air Corp. 2,576 273,829
Hub Group, Inc., Class A* 3,137 237,533
Radiant Logistics, Inc.* 3,719 23,095
906,884
Airlines 0.3%
Allegiant Travel Co.* 1,467 262,094
Frontier Group Holdings, Inc.* 3,299 43,151
Hawaiian Holdings, Inc.* 5,026 85,944
Mesa Air Group, Inc.* 3,510 17,550
SkyWest, Inc.* 4,764 181,747
Spirit Airlines, Inc.* 9,405 201,925
Sun Country Airlines Holdings,
Inc.* 3,046 80,963
873,374
Auto Components 1.4%
Adient plc* 9,060 380,248
American Axle &
Manufacturing Holdings,
Inc.* 10,778 87,733
Cooper-Standard Holdings,
Inc.* 1,718 35,374
Dana, Inc. 13,904 301,161
Dorman Products, Inc.* 2,535 237,352
Fox Factory Holding Corp.* 4,040 537,603
Gentherm, Inc.* 3,152 275,453
Goodyear Tire & Rubber Co.
(The)* 26,463 548,578
LCI Industries 2,371 292,036
Modine Manufacturing Co.* 4,740 43,371
Motorcar Parts of America,
Inc.* 1,795 29,671
Patrick Industries, Inc. 2,190 141,036
Common Stocks
Shares Value ($)
Auto Components
Standard Motor Products, Inc. 1,981 94,830
Stoneridge, Inc.* 2,472 46,647
Tenneco, Inc., Class A* 6,698 70,329
Visteon Corp.* 2,656 269,610
XL Fleet Corp.* 3,634 7,777
XPEL, Inc. Reg. S* 1,739 108,444
3,507,253
Automobiles 0.2%
Arcimoto, Inc.* 2,595 15,856
Canoo, Inc.*(a) 10,036 61,420
Fisker, Inc.*(a) 15,556 183,717
Lordstown Motors Corp.*(a) 14,680 44,040
Winnebago Industries, Inc. 3,062 197,560
Workhorse Group, Inc.*(a) 11,711 39,583
542,176
Banks 9.2%
1st Source Corp. 1,620 80,806
Allegiance Bancshares, Inc. 1,909 84,053
Amalgamated Financial Corp. 1,443 24,545
Amerant Bancorp, Inc. 2,554 86,836
American National
Bankshares, Inc. 1,003 37,913
Ameris Bancorp 6,360 313,612
Arrow Financial Corp. 1,411 49,921
Associated Banc-Corp. 14,223 339,930
Atlantic Capital Bancshares,
Inc.* 1,882 56,686
Atlantic Union Bankshares
Corp. 7,237 294,691
Banc of California, Inc. 5,221 100,870
BancFirst Corp. 1,700 127,415
Bancorp, Inc. (The)* 4,736 141,228
Bank First Corp.(a) 662 46,333
Bank of Marin Bancorp 1,552 57,874
Bank of NT Butterfield & Son
Ltd. (The) 4,821 176,690
BankUnited, Inc. 8,295 346,316
Banner Corp. 3,286 204,093
Bar Harbor Bankshares 1,512 46,176
Berkshire Hills Bancorp, Inc. 4,596 135,996
Blue Ridge Bankshares, Inc. 1,644 29,987
Brookline Bancorp, Inc. 7,276 124,420
Business First Bancshares,
Inc. 1,893 51,963
Byline Bancorp, Inc. 2,437 63,362
Cadence Bank 15,854 494,169
Cambridge Bancorp 670 59,992
Camden National Corp. 1,485 73,745
Capital Bancorp, Inc. 850 21,964
Capital City Bank Group, Inc. 1,391 38,475
Capstar Financial Holdings,
Inc. 1,971 42,278
Carter Bankshares, Inc.* 2,406 37,028
Cathay General Bancorp 7,091 320,230
CBTX, Inc. 1,822 53,621
Central Pacific Financial Corp. 2,361 68,705
Citizens & Northern Corp. 1,306 32,807
City Holding Co. 1,467 117,668
Civista Bancshares, Inc. 1,577 38,021

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
Banks
CNB Financial Corp. 1,586 42,362
Coastal Financial Corp.* 973 47,113
Columbia Banking System,
Inc. 6,820 237,131
Community Bank System, Inc. 5,075 362,456
Community Trust Bancorp, Inc. 1,437 63,501
ConnectOne Bancorp, Inc. 3,584 114,724
CrossFirst Bankshares, Inc.* 4,460 68,952
Customers Bancorp, Inc.* 2,806 163,590
CVB Financial Corp. 12,249 269,845
Dime Community Bancshares,
Inc. 3,284 114,809
Eagle Bancorp, Inc. 2,998 179,790
Eastern Bankshares, Inc. 16,430 349,795
Enterprise Bancorp, Inc. 946 40,385
Enterprise Financial Services
Corp. 3,387 167,792
Equity Bancshares, Inc., Class
A 1,391 44,595
Farmers National Banc Corp. 2,956 51,582
FB Financial Corp. 3,248 144,601
Fidelity D&D Bancorp, Inc. 394 20,736
Financial Institutions, Inc. 1,547 49,875
First Bancorp, Inc. (The) 1,016 32,654
First Bancorp/NC 2,669 117,196
First Bancorp/PR 18,891 274,864
First Bancshares, Inc. (The) 1,979 71,383
First Bank 1,760 25,784
First Busey Corp. 4,809 134,075
First Commonwealth Financial
Corp. 9,045 149,785
First Community Bankshares,
Inc. 1,680 52,433
First Financial Bancorp 8,817 222,277
First Financial Bankshares,
Inc. 12,422 583,710
First Financial Corp. 1,173 52,656
First Foundation, Inc. 3,850 100,677
First Internet Bancorp 969 48,702
First Interstate BancSystem,
Inc., Class A 3,956 145,383
First Merchants Corp. 5,455 231,456
First Mid Bancshares, Inc. 1,623 66,786
First Midwest Bancorp, Inc. 10,795 224,212
First of Long Island Corp.
(The) 2,185 47,873
Five Star Bancorp 1,179 36,549
Flushing Financial Corp. 2,943 69,484
Fulton Financial Corp. 15,205 272,930
German American Bancorp,
Inc. 2,338 92,585
Glacier Bancorp, Inc. 10,542 547,446
Great Southern Bancorp, Inc. 979 58,094
Great Western Bancorp, Inc. 5,251 162,151
Guaranty Bancshares, Inc. 792 28,148
Hancock Whitney Corp. 8,276 436,311
Hanmi Financial Corp. 3,124 83,973
HarborOne Bancorp, Inc. 4,756 67,535
HBT Financial, Inc. 1,085 20,192
Heartland Financial USA, Inc. 3,855 200,576
Common Stocks
Shares Value ($)
Banks
Heritage Commerce Corp. 5,783 72,056
Heritage Financial Corp. 3,262 79,136
Hilltop Holdings, Inc. 5,921 195,571
Home BancShares, Inc. 14,588 343,693
HomeStreet, Inc. 1,870 91,163
HomeTrust Bancshares, Inc. 1,494 46,508
Hope Bancorp, Inc. 11,171 187,114
Horizon Bancorp, Inc. 4,101 87,474
Independent Bank Corp. 6,322 411,006
Independent Bank Group, Inc. 3,630 275,590
International Bancshares Corp. 5,183 217,841
Investors Bancorp, Inc. 21,882 357,114
Lakeland Bancorp, Inc. 4,634 87,722
Lakeland Financial Corp. 2,353 188,075
Live Oak Bancshares, Inc. 3,043 179,111
Macatawa Bank Corp. 2,364 21,371
Mercantile Bank Corp. 1,512 58,167
Meta Financial Group, Inc. 2,916 173,385
Metrocity Bankshares, Inc. 1,755 45,261
Metropolitan Bank Holding
Corp.* 938 93,800
Mid Penn Bancorp, Inc. 1,357 40,506
Midland States Bancorp, Inc. 2,117 61,118
MidWestOne Financial Group,
Inc. 1,433 45,756
MVB Financial Corp. 976 39,060
National Bank Holdings Corp.,
Class A 2,824 128,210
NBT Bancorp, Inc. 3,998 154,643
Nicolet Bankshares, Inc.* 1,197 111,429
Northrim Bancorp, Inc. 627 27,550
OceanFirst Financial Corp. 5,757 130,684
OFG Bancorp 4,717 130,519
Old National Bancorp 15,662 287,084
Old Second Bancorp, Inc. 2,505 33,642
Origin Bancorp, Inc. 2,116 90,396
Orrstown Financial Services,
Inc. 1,133 28,042
Pacific Premier Bancorp, Inc. 8,257 315,830
Park National Corp. 1,402 189,915
Peapack-Gladstone Financial
Corp. 1,716 63,217
Peoples Bancorp, Inc. 2,535 84,035
Peoples Financial Services
Corp. 731 37,084
Preferred Bank 916 71,503
Primis Financial Corp. 2,286 33,970
QCR Holdings, Inc. 1,501 85,617
RBB Bancorp 1,299 35,060
Red River Bancshares, Inc. 500 25,985
Renasant Corp. 5,236 192,580
Republic Bancorp, Inc., Class
A 813 39,853
Republic First Bancorp, Inc.* 5,020 21,586
S&T Bancorp, Inc. 3,673 113,165
Sandy Spring Bancorp, Inc. 4,281 202,534
Seacoast Banking Corp. of
Florida 4,979 181,734
ServisFirst Bancshares, Inc. 4,775 405,254
Sierra Bancorp 1,449 38,442

76 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Silvergate Capital Corp., Class
A* 2,632 283,572
Simmons First National Corp.,
Class A 10,059 287,687
SmartFinancial, Inc. 1,478 39,625
South Plains Financial, Inc. 1,077 31,158
South State Corp. 6,681 563,943
Southern First Bancshares,
Inc.* 712 41,723
Southside Bancshares, Inc. 2,953 123,731
Spirit of Texas Bancshares,
Inc. 1,336 37,194
Stock Yards Bancorp, Inc. 2,304 137,272
Summit Financial Group, Inc. 1,137 31,745
Texas Capital Bancshares,
Inc.* 4,912 307,982
Third Coast Bancshares, Inc.* 338 8,105
Tompkins Financial Corp. 1,344 106,929
Towne Bank 6,571 206,198
TriCo Bancshares 2,693 117,065
TriState Capital Holdings, Inc.* 2,781 87,852
Triumph Bancorp, Inc.* 2,250 196,830
Trustmark Corp. 5,693 185,478
UMB Financial Corp. 4,189 412,407
United Bankshares, Inc. 12,617 445,759
United Community Banks, Inc. 9,693 343,035
Univest Financial Corp. 2,741 82,586
Valley National Bancorp 38,314 533,331
Veritex Holdings, Inc. 4,372 175,536
Washington Trust Bancorp,
Inc. 1,739 99,262
WesBanco, Inc. 5,868 208,255
West Bancorp, Inc. 1,569 46,317
Westamerica Bancorp 2,578 149,730
23,559,401
Beverages 0.4%
Celsius Holdings, Inc.* 5,197 248,053
Coca-Cola Consolidated, Inc. 450 257,850
Duckhorn Portfolio, Inc. (The)* 3,393 67,724
MGP Ingredients, Inc.(a) 1,343 101,612
National Beverage Corp. 2,372 105,957
NewAge, Inc.* 13,931 10,441
Primo Water Corp. 14,904 248,897
Zevia PBC, Class A* 981 7,848
1,048,382
Biotechnology 7.5%
2seventy bio, Inc.* 2,133 39,823
4D Molecular Therapeutics,
Inc.* 2,671 42,202
89bio, Inc.* 840 4,948
ACADIA Pharmaceuticals,
Inc.* 11,341 255,059
Acumen Pharmaceuticals,
Inc.* 960 4,915
Adagio Therapeutics, Inc.*(a) 1,992 14,303
Adicet Bio, Inc.* 1,982 25,013
Adverum Biotechnologies,
Inc.* 9,200 15,180
Aeglea BioTherapeutics, Inc.* 4,569 19,647
Common Stocks
Shares Value ($)
Biotechnology
Aerovate Therapeutics, Inc.* 950 11,229
Affimed NV* 11,589 47,283
Agenus, Inc.* 21,035 58,057
Agios Pharmaceuticals, Inc.* 5,139 158,744
Akebia Therapeutics, Inc.*(a) 17,821 35,464
Akero Therapeutics, Inc.* 2,436 42,679
Akouos, Inc.* 2,495 16,143
Alaunos Therapeutics, Inc.*(a) 21,709 23,446
Albireo Pharma, Inc.* 1,727 49,202
Aldeyra Therapeutics, Inc.* 4,599 16,878
Alector, Inc.* 5,586 88,594
Aligos Therapeutics, Inc.* 1,778 5,672
Alkermes plc* 15,341 391,195
Allakos, Inc.* 3,408 23,038
Allogene Therapeutics, Inc.* 6,443 73,772
Allovir, Inc.* 3,034 24,757
Alpine Immune Sciences, Inc.* 1,101 9,358
Altimmune, Inc.* 3,902 31,489
ALX Oncology Holdings, Inc.* 1,664 26,624
Amicus Therapeutics, Inc.* 25,093 236,125
AnaptysBio, Inc.* 1,827 58,409
Anavex Life Sciences Corp.* 6,416 83,921
Anika Therapeutics, Inc.* 1,420 45,156
Annexon, Inc.* 3,100 23,250
Apellis Pharmaceuticals, Inc.* 6,836 275,286
Applied Molecular Transport,
Inc.* 2,278 21,459
Applied Therapeutics, Inc.* 1,580 4,866
AquaBounty Technologies,
Inc.* 4,973 8,802
Arbutus Biopharma Corp.* 7,400 20,794
Arcturus Therapeutics
Holdings, Inc.* 2,082 54,403
Arcus Biosciences, Inc.* 4,340 133,672
Arcutis Biotherapeutics, Inc.* 2,707 40,903
Ardelyx, Inc.* 7,755 6,407
Arena Pharmaceuticals, Inc.* 5,904 543,050
Arrowhead Pharmaceuticals,
Inc.* 9,694 511,455
Atara Biotherapeutics, Inc.* 8,249 126,705
Athenex, Inc.* 7,555 7,706
Athersys, Inc.* 18,085 17,904
Atossa Therapeutics, Inc.* 11,085 15,186
Atreca, Inc., Class A* 2,968 6,292
Aura Biosciences, Inc.* 521 9,508
Avalo Therapeutics, Inc.* 4,624 4,545
Avid Bioservices, Inc.* 5,846 110,314
Avidity Biosciences, Inc.* 3,564 59,234
Avita Medical, Inc.* 2,262 21,874
Avrobio, Inc.* 3,637 7,056
Beam Therapeutics, Inc.* 4,895 338,783
Beyondspring, Inc.* 1,925 6,218
BioAtla, Inc.* 1,484 14,187
BioCryst Pharmaceuticals,
Inc.*(a) 17,404 268,892
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,327 707,798
Biomea Fusion, Inc.* 2,073 14,843
Bioxcel Therapeutics, Inc.* 1,675 28,307

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
Biotechnology
Black Diamond Therapeutics,
Inc.* 1,875 7,819
Bluebird Bio, Inc.* 6,400 50,496
Blueprint Medicines Corp.* 5,605 432,145
Bolt Biotherapeutics, Inc.*(a) 2,159 8,291
Bridgebio Pharma, Inc.*(a) 10,147 100,151
Brooklyn ImmunoTherapeutics,
Inc.* 2,255 6,134
C4 Therapeutics, Inc.* 3,863 94,373
Cardiff Oncology, Inc.* 3,426 11,580
CareDx, Inc.* 4,840 202,312
Caribou Biosciences, Inc.* 1,809 19,411
Catalyst Pharmaceuticals,
Inc.* 9,286 53,487
Celcuity, Inc.* 755 8,396
Celldex Therapeutics, Inc.* 4,398 136,382
CEL-SCI Corp.* 3,633 21,943
Century Therapeutics, Inc.* 1,114 14,515
Cerevel Therapeutics
Holdings, Inc.* 3,896 101,452
ChemoCentryx, Inc.* 5,134 138,053
Chimerix, Inc.* 6,981 39,861
Chinook Therapeutics, Inc.* 3,737 48,207
Clene, Inc.* 2,168 6,092
Clovis Oncology, Inc.*(a) 10,305 21,022
Codiak Biosciences, Inc.* 1,488 9,851
Cogent Biosciences, Inc.* 3,521 26,619
Coherus Biosciences, Inc.* 6,114 75,569
Cortexyme, Inc.* 1,890 11,491
Crinetics Pharmaceuticals,
Inc.* 4,358 82,323
Cue Biopharma, Inc.* 3,070 22,687
Cullinan Oncology, Inc.* 2,441 32,905
Curis, Inc.* 8,206 26,177
Cyteir Therapeutics, Inc.* 789 4,797
Cytokinetics, Inc.* 7,591 251,945
CytomX Therapeutics, Inc.* 6,296 28,962
Day One Biopharmaceuticals,
Inc.* 1,040 15,340
Deciphera Pharmaceuticals,
Inc.* 3,963 33,408
Denali Therapeutics, Inc.* 8,746 299,288
DermTech, Inc.* 2,246 28,771
Design Therapeutics, Inc.* 2,515 31,790
Dynavax Technologies
Corp.*(a) 10,641 138,014
Dyne Therapeutics, Inc.* 2,846 21,117
Eagle Pharmaceuticals, Inc.* 1,081 49,661
Editas Medicine, Inc.* 6,513 124,008
Eiger BioPharmaceuticals,
Inc.* 3,240 13,997
Eliem Therapeutics, Inc.* 666 6,021
Emergent BioSolutions, Inc.* 4,708 220,334
Enanta Pharmaceuticals, Inc.* 1,897 112,720
Entrada Therapeutics, Inc.*(a) 866 9,587
Epizyme, Inc.* 9,234 11,358
Erasca, Inc.*(a) 1,950 23,107
Evelo Biosciences, Inc.* 2,878 13,555
Exagen, Inc.* 1,172 11,521
Fate Therapeutics, Inc.* 7,762 322,201
Common Stocks
Shares Value ($)
Biotechnology
FibroGen, Inc.* 8,188 123,557
Finch Therapeutics Group,
Inc.* 717 6,080
Foghorn Therapeutics, Inc.* 1,853 28,499
Forma Therapeutics Holdings,
Inc.* 3,100 36,704
Forte Biosciences, Inc.* 1,069 1,807
Fortress Biotech, Inc.* 6,511 13,608
Frequency Therapeutics, Inc.* 2,592 13,919
G1 Therapeutics, Inc.* 3,971 40,028
Gemini Therapeutics, Inc.* 2,076 4,069
Generation Bio Co.* 4,131 26,851
Geron Corp.* 29,922 33,513
Global Blood Therapeutics,
Inc.* 5,924 170,907
Gossamer Bio, Inc.* 5,881 56,399
Graphite Bio, Inc.* 1,533 14,318
Greenwich Lifesciences, Inc.* 382 7,056
Gritstone bio, Inc.* 4,187 22,861
GT Biopharma, Inc.* 2,259 7,071
Halozyme Therapeutics, Inc.* 13,241 458,271
Harpoon Therapeutics, Inc.* 2,126 11,247
Heron Therapeutics, Inc.*(a) 9,068 78,982
Homology Medicines, Inc.* 3,534 13,146
Hookipa Pharma, Inc.* 1,436 2,154
Humanigen, Inc.* 4,250 10,965
iBio, Inc.* 21,800 10,433
Icosavax, Inc.* 1,262 19,258
Ideaya Biosciences, Inc.* 3,090 51,201
IGM Biosciences, Inc.* 768 13,594
Imago Biosciences, Inc.* 920 18,602
Immuneering Corp., Class A* 780 7,800
Immunic, Inc.* 1,470 17,331
ImmunityBio, Inc.*(a) 6,337 36,881
ImmunoGen, Inc.* 18,916 106,875
Immunovant, Inc.* 3,765 26,317
Impel Neuropharma, Inc.* 717 6,238
Infinity Pharmaceuticals, Inc.* 8,294 10,285
Inhibrx, Inc.*(a) 2,645 70,251
Inovio Pharmaceuticals,
Inc.*(a) 19,591 81,107
Inozyme Pharma, Inc.* 1,204 8,043
Insmed, Inc.* 11,295 256,171
Instil Bio, Inc.* 5,113 59,362
Intellia Therapeutics, Inc.* 6,671 630,876
Intercept Pharmaceuticals,
Inc.*(a) 2,678 43,892
Invitae Corp.*(a) 19,318 217,134
Ironwood Pharmaceuticals,
Inc.* 14,038 156,524
iTeos Therapeutics, Inc.* 2,015 73,789
IVERIC bio, Inc.* 10,880 151,667
Janux Therapeutics, Inc.* 1,248 19,007
Jounce Therapeutics, Inc.* 3,124 23,368
KalVista Pharmaceuticals,
Inc.* 1,953 24,647
Karuna Therapeutics, Inc.* 2,104 233,670
Karyopharm Therapeutics,
Inc.* 7,316 65,112
Keros Therapeutics, Inc.* 1,492 69,184

78 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Kezar Life Sciences, Inc.* 3,210 42,308
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,768 31,085
Kinnate Biopharma, Inc.* 2,428 26,659
Kodiak Sciences, Inc.* 3,213 188,603
Kronos Bio, Inc.* 3,678 33,470
Krystal Biotech, Inc.* 1,699 100,241
Kura Oncology, Inc.* 6,044 85,160
Kymera Therapeutics, Inc.* 3,286 138,012
Lexicon Pharmaceuticals, Inc.* 6,694 21,220
Ligand Pharmaceuticals, Inc.* 1,460 181,960
Lineage Cell Therapeutics,
Inc.* 11,490 18,154
Lyell Immunopharma, Inc.* 2,229 12,661
MacroGenics, Inc.* 6,046 74,668
Madrigal Pharmaceuticals,
Inc.* 1,126 64,835
Magenta Therapeutics, Inc.* 3,265 10,677
MannKind Corp.*(a) 23,396 87,267
MEI Pharma, Inc.* 11,438 22,075
MeiraGTx Holdings plc* 2,997 44,925
Mersana Therapeutics, Inc.* 6,525 31,124
MiMedx Group, Inc.* 10,526 52,209
Mirum Pharmaceuticals, Inc.* 622 11,849
Molecular Templates, Inc.* 4,003 12,329
Monte Rosa Therapeutics,
Inc.* 1,091 13,812
Morphic Holding, Inc.* 1,965 83,375
Mustang Bio, Inc.* 7,934 9,362
Myriad Genetics, Inc.* 7,588 199,489
Neoleukin Therapeutics, Inc.* 3,487 12,449
NexImmune, Inc.* 1,665 5,278
Nkarta, Inc.* 1,337 13,250
Nurix Therapeutics, Inc.* 2,968 55,264
Nuvalent, Inc., Class A*(a) 1,010 13,625
Ocugen, Inc.*(a) 17,496 62,111
Olema Pharmaceuticals, Inc.* 2,376 15,278
Omega Therapeutics, Inc.* 697 7,918
Oncocyte Corp.* 7,251 12,327
Oncorus, Inc.* 1,935 6,714
Oncternal Therapeutics, Inc.* 4,193 7,841
OPKO Health, Inc.*(a) 38,728 121,219
Organogenesis Holdings, Inc.* 3,613 27,784
ORIC Pharmaceuticals, Inc.* 2,796 27,652
Outlook Therapeutics, Inc.* 8,298 11,783
Oyster Point Pharma, Inc.* 1,053 12,625
Passage Bio, Inc.* 3,514 17,675
PMV Pharmaceuticals, Inc.* 2,485 39,909
Portage Biotech, Inc.* 342 2,969
Poseida Therapeutics, Inc.* 3,352 15,922
Praxis Precision Medicines,
Inc.* 3,056 45,412
Precigen, Inc.*(a) 8,987 23,186
Precision BioSciences, Inc.* 4,856 23,163
Prelude Therapeutics, Inc.* 1,036 10,287
Prometheus Biosciences,
Inc.*(a) 2,834 101,826
Protagonist Therapeutics, Inc.* 4,219 123,574
Prothena Corp. plc* 3,457 117,815
PTC Therapeutics, Inc.* 6,581 264,688
Common Stocks
Shares Value ($)
Biotechnology
Puma Biotechnology, Inc.* 3,208 7,892
Pyxis Oncology, Inc.* 1,017 9,702
Radius Health, Inc.* 4,734 35,884
Rallybio Corp.* 688 8,366
RAPT Therapeutics, Inc.* 2,010 43,456
Recursion Pharmaceuticals,
Inc., Class A*(a) 10,900 129,056
REGENXBIO, Inc.* 3,810 100,584
Relay Therapeutics, Inc.* 6,617 146,434
Reneo Pharmaceuticals, Inc.* 931 5,781
Replimune Group, Inc.* 2,998 59,450
REVOLUTION Medicines,
Inc.* 5,628 121,115
Rhythm Pharmaceuticals, Inc.* 4,341 32,167
Rigel Pharmaceuticals, Inc.* 15,130 38,733
Rocket Pharmaceuticals, Inc.* 3,842 63,931
Rubius Therapeutics, Inc.* 4,272 28,836
Sana Biotechnology, Inc.*(a) 8,144 71,341
Sangamo Therapeutics, Inc.* 11,062 66,704
Scholar Rock Holding Corp.* 2,643 47,072
Selecta Biosciences, Inc.* 9,533 23,832
Sensei Biotherapeutics, Inc.* 1,927 9,288
Seres Therapeutics, Inc.* 6,594 54,994
Sesen Bio, Inc.* 16,198 12,001
Shattuck Labs, Inc.* 2,521 17,420
Sigilon Therapeutics, Inc.* 761 1,484
Silverback Therapeutics,
Inc.*(a) 2,374 11,561
Solid Biosciences, Inc.* 5,650 6,893
Sorrento Therapeutics, Inc.*(a) 28,569 98,563
Spectrum Pharmaceuticals,
Inc.* 14,946 10,482
Spero Therapeutics, Inc.* 2,077 24,654
SpringWorks Therapeutics,
Inc.* 2,766 154,011
Spruce Biosciences, Inc.* 744 1,890
SQZ Biotechnologies Co.* 2,157 17,299
Stoke Therapeutics, Inc.* 1,809 34,281
Summit Therapeutics, Inc.* 2,032 4,470
Surface Oncology, Inc.* 3,153 11,824
Sutro Biopharma, Inc.* 4,108 43,873
Syndax Pharmaceuticals, Inc.* 4,260 69,608
Syros Pharmaceuticals, Inc.* 4,855 9,613
Talaris Therapeutics, Inc.* 2,016 19,011
Taysha Gene Therapies, Inc.* 2,109 16,767
TCR2 Therapeutics, Inc.* 2,976 9,940
Tenaya Therapeutics, Inc.* 1,314 15,663
TG Therapeutics, Inc.* 12,289 142,184
Tonix Pharmaceuticals Holding
Corp.* 47,813 11,619
Travere Therapeutics, Inc.* 5,675 156,062
Trevena, Inc.* 15,495 8,422
Turning Point Therapeutics,
Inc.* 4,397 163,700
Twist Bioscience Corp.* 4,532 269,291
Tyra Biosciences, Inc.*(a) 1,150 15,076
UroGen Pharma Ltd.* 2,025 15,633
Vanda Pharmaceuticals, Inc.* 5,469 82,910
Vaxart, Inc.*(a) 11,318 56,024
Vaxcyte, Inc.* 3,766 71,705

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
Biotechnology
VBI Vaccines, Inc.* 18,498 31,447
Vera Therapeutics, Inc.* 946 18,854
Veracyte, Inc.* 6,471 196,783
Verastem, Inc.* 17,472 26,732
Vericel Corp.* 4,459 158,651
Verve Therapeutics, Inc.* 1,490 42,942
Viking Therapeutics, Inc.* 6,711 24,898
Vincerx Pharma, Inc.* 1,215 8,736
Vir Biotechnology, Inc.* 5,749 197,363
Viracta Therapeutics, Inc.* 3,435 9,206
VistaGen Therapeutics, Inc.* 18,127 29,547
Vor BioPharma, Inc.* 1,796 14,817
Werewolf Therapeutics, Inc.* 2,497 22,748
XBiotech, Inc. 1,527 16,446
Xencor, Inc.* 5,407 185,839
Xilio Therapeutics, Inc.* 710 9,663
XOMA Corp.* 616 12,764
Y-mAbs Therapeutics, Inc.* 3,311 32,746
Zentalis Pharmaceuticals, Inc.* 3,487 199,038
19,384,746
Building Products 1.3%
AAON, Inc. 3,974 255,330
American Woodmark Corp.* 1,623 97,266
Apogee Enterprises, Inc. 2,436 108,767
Caesarstone Ltd. 2,304 28,408
Cornerstone Building Brands,
Inc.* 5,366 79,149
CSW Industrials, Inc. 1,417 157,287
Gibraltar Industries, Inc.* 3,138 171,962
Griffon Corp. 4,404 98,606
Insteel Industries, Inc. 1,818 68,775
JELD-WEN Holding, Inc.* 8,751 206,524
Masonite International Corp.* 2,278 226,069
PGT Innovations, Inc.* 5,480 104,065
Quanex Building Products
Corp. 3,175 69,183
Resideo Technologies, Inc.* 13,969 346,152
Simpson Manufacturing Co.,
Inc. 4,167 469,996
UFP Industries, Inc. 5,759 459,914
View, Inc.* 13,195 34,703
Zurn Water Solutions Corp. 11,647 355,699
3,337,855
Capital Markets 1.6%
Artisan Partners Asset
Management, Inc., Class A 5,599 241,933
Assetmark Financial Holdings,
Inc.* 1,660 39,823
Associated Capital Group,
Inc., Class A 190 8,531
B. Riley Financial, Inc. 1,934 119,076
BGC Partners, Inc., Class A 31,428 132,626
Blucora, Inc.* 4,495 72,909
Brightsphere Investment
Group, Inc. 5,496 118,604
Cohen & Steers, Inc. 2,390 199,637
Cowen, Inc., Class A 2,683 84,997
Diamond Hill Investment
Group, Inc. 288 53,784
Common Stocks
Shares Value ($)
Capital Markets
Donnelley Financial Solutions,
Inc.* 2,803 104,328
Federated Hermes, Inc., Class
B 8,905 294,845
Focus Financial Partners, Inc.,
Class A* 5,755 289,822
GAMCO Investors, Inc., Class
A 512 11,525
GCM Grosvenor, Inc., Class
A(a) 4,036 36,687
Greenhill & Co., Inc. 1,513 25,237
Hamilton Lane, Inc., Class A 3,336 301,775
Houlihan Lokey, Inc. 4,904 521,197
Moelis & Co., Class A 5,901 333,229
Open Lending Corp., Class A* 9,881 187,640
Oppenheimer Holdings, Inc.,
Class A 982 41,627
Piper Sandler Cos. 1,672 257,856
PJT Partners, Inc., Class A 2,267 157,148
Pzena Investment
Management, Inc., Class A 1,606 16,285
Sculptor Capital Management,
Inc. 1,922 37,671
StepStone Group, Inc., Class
A 3,874 135,629
StoneX Group, Inc.* 1,594 104,582
Value Line, Inc. 100 5,898
Virtus Investment Partners,
Inc. 692 181,083
WisdomTree Investments, Inc. 12,971 72,767
4,188,751
Chemicals 2.0%
AdvanSix, Inc. 2,588 108,929
American Vanguard Corp. 2,930 44,448
Amyris, Inc.*(a) 16,368 74,638
Avient Corp. 8,743 435,139
Balchem Corp. 3,084 453,163
Cabot Corp. 5,318 292,437
Chase Corp. 705 66,890
Danimer Scientific, Inc.*(a) 8,565 42,911
Ecovyst, Inc. 5,063 51,795
Ferro Corp.* 7,786 169,735
FutureFuel Corp. 2,709 21,130
GCP Applied Technologies,
Inc.* 4,686 149,483
Hawkins, Inc. 1,821 67,960
HB Fuller Co.(a) 4,988 357,989
Ingevity Corp.* 3,844 253,358
Innospec, Inc. 2,372 220,501
Intrepid Potash, Inc.* 998 38,702
Koppers Holdings, Inc.* 1,968 58,804
Kraton Corp.* 3,005 139,372
Kronos Worldwide, Inc. 2,146 30,795
Livent Corp.* 15,578 358,450
Marrone Bio Innovations, Inc.* 9,493 7,015
Minerals Technologies, Inc. 3,186 222,924
Orion Engineered Carbons SA 5,814 99,419
PureCycle Technologies, Inc.* 5,049 30,042
Quaker Chemical Corp. 1,278 267,319

80 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Rayonier Advanced Materials,
Inc.* 5,855 36,477
Sensient Technologies Corp. 4,045 342,773
Stepan Co. 2,062 227,150
Tredegar Corp. 2,721 31,972
Trinseo plc 3,688 197,456
Tronox Holdings plc, Class A 10,962 248,837
Valhi, Inc. 347 9,213
Zymergen, Inc.* 7,582 39,426
5,196,652
Commercial Services & Supplies 1.8%
ABM Industries, Inc. 6,445 268,692
ACCO Brands Corp. 8,832 71,892
Aris Water Solution, Inc., Class
A 1,840 21,289
Brady Corp., Class A 4,512 234,263
BrightView Holdings, Inc.* 3,880 51,488
Brink's Co. (The) 4,612 321,825
Casella Waste Systems, Inc.,
Class A* 4,706 357,562
CECO Environmental Corp.* 3,326 20,987
Cimpress plc* 1,682 113,064
CoreCivic, Inc.* 11,497 116,235
Deluxe Corp. 4,087 123,019
Ennis, Inc. 2,418 45,773
Harsco Corp.* 7,619 119,618
Healthcare Services Group,
Inc. 7,170 130,422
Heritage-Crystal Clean, Inc.* 1,481 42,371
HNI Corp. 4,163 174,596
Interface, Inc. 5,456 72,347
KAR Auction Services, Inc.* 11,793 167,696
Kimball International, Inc.,
Class B 3,733 36,658
Matthews International Corp.,
Class A 2,932 102,972
MillerKnoll, Inc. 7,172 276,983
Montrose Environmental
Group, Inc.* 2,476 113,327
NL Industries, Inc. 865 5,622
Pitney Bowes, Inc. 12,266 75,559
RR Donnelley & Sons Co.* 6,714 73,988
SP Plus Corp.* 2,192 61,771
Steelcase, Inc., Class A 8,830 108,962
Team, Inc.* 2,969 2,117
Tetra Tech, Inc. 5,158 717,942
UniFirst Corp. 1,429 271,639
US Ecology, Inc.* 2,985 85,311
Viad Corp.* 1,911 71,987
VSE Corp. 1,035 53,385
4,511,362
Communications Equipment 0.7%
ADTRAN, Inc. 4,563 87,655
Aviat Networks, Inc.* 638 18,515
CalAmp Corp.* 3,575 21,235
Calix, Inc.* 5,277 265,328
Cambium Networks Corp.* 1,136 27,468
Casa Systems, Inc.* 3,315 14,685
Clearfield, Inc.* 1,159 74,721
Common Stocks
Shares Value ($)
Communications Equipment
Comtech Telecommunications
Corp. 2,491 50,642
Digi International, Inc.* 3,229 72,136
DZS, Inc.* 1,462 21,404
EMCORE Corp.* 3,461 20,108
Extreme Networks, Inc.* 12,193 154,729
Harmonic, Inc.* 8,462 91,051
Infinera Corp.* 17,337 145,978
Inseego Corp.*(a) 8,190 37,346
KVH Industries, Inc.* 1,677 15,093
NETGEAR, Inc.* 2,880 79,690
NetScout Systems, Inc.* 6,761 213,310
Plantronics, Inc.* 3,981 106,094
Ribbon Communications, Inc.* 6,875 30,938
Viavi Solutions, Inc.* 22,905 377,016
1,925,142
Construction & Engineering 1.6%
Ameresco, Inc., Class A* 3,000 151,830
API Group Corp.* 19,300 430,390
Arcosa, Inc. 4,634 216,222
Argan, Inc. 1,414 52,530
Comfort Systems USA, Inc. 3,441 308,933
Concrete Pumping Holdings,
Inc.* 2,745 22,537
Construction Partners, Inc.,
Class A* 2,881 75,597
Dycom Industries, Inc.* 2,832 238,709
EMCOR Group, Inc. 5,098 607,733
Fluor Corp.* 13,585 285,828
Granite Construction, Inc. 4,336 156,009
Great Lakes Dredge & Dock
Corp.* 6,040 82,688
IES Holdings, Inc.* 836 41,215
Infrastructure and Energy
Alternatives, Inc.* 2,728 24,607
INNOVATE Corp.*(a) 4,487 17,634
Matrix Service Co.* 2,636 19,137
MYR Group, Inc.* 1,592 149,696
Northwest Pipe Co.* 985 27,944
NV5 Global, Inc.* 1,262 131,993
Primoris Services Corp. 5,217 134,181
Sterling Construction Co., Inc.* 2,870 72,927
Tutor Perini Corp.* 4,143 49,302
WillScot Mobile Mini Holdings
Corp.* 20,228 749,245
4,046,887
Construction Materials 0.2%
Forterra, Inc.* 2,978 69,893
Summit Materials, Inc., Class
A* 11,355 403,784
United States Lime & Minerals,
Inc. 214 27,069
500,746
Consumer Finance 0.8%
Atlanticus Holdings Corp.* 493 31,705
Curo Group Holdings Corp. 1,901 27,241
Encore Capital Group, Inc.*(a) 2,825 182,212
Enova International, Inc.* 3,581 144,243

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
Consumer Finance
EZCORP, Inc., Class A* 4,554 27,187
FirstCash Holdings, Inc. 3,798 264,721
Green Dot Corp., Class A* 5,068 160,706
LendingClub Corp.* 9,359 175,575
LendingTree, Inc.* 1,141 139,019
Navient Corp. 15,135 263,803
Nelnet, Inc., Class A 1,653 146,340
Oportun Financial Corp.* 2,015 36,290
PRA Group, Inc.* 4,178 194,277
PROG Holdings, Inc.* 6,234 248,176
Regional Management Corp. 706 35,837
World Acceptance Corp.* 417 78,805
2,156,137
Containers & Packaging 0.3%
Greif, Inc., Class A 2,467 145,948
Greif, Inc., Class B 571 33,917
Myers Industries, Inc. 3,713 67,094
O-I Glass, Inc.* 15,112 201,141
Pactiv Evergreen, Inc. 4,044 44,282
Ranpak Holdings Corp.* 3,576 96,051
TriMas Corp. 4,134 143,698
UFP Technologies, Inc.* 662 46,975
779,106
Distributors 0.0%
†
Funko, Inc., Class A* 2,512 43,407
Greenlane Holdings, Inc.,
Class A* 1,043 795
44,202
Diversified Consumer Services 0.7%
2U, Inc.* 7,139 115,223
Adtalem Global Education,
Inc.* 4,855 142,834
American Public Education,
Inc.* 1,745 37,326
Carriage Services, Inc. 1,465 73,719
Coursera, Inc.* 6,984 141,845
European Wax Center, Inc.,
Class A* 1,265 30,917
Graham Holdings Co., Class B 367 218,409
Houghton Mifflin Harcourt Co.* 12,047 216,966
Laureate Education, Inc.,
Class A 9,367 118,493
OneSpaWorld Holdings Ltd.* 5,379 55,511
Perdoceo Education Corp.* 6,668 73,481
PowerSchool Holdings, Inc.,
Class A* 5,084 83,276
Regis Corp.* 2,444 3,642
StoneMor, Inc.* 2,971 7,427
Strategic Education, Inc. 2,314 138,053
Stride, Inc.* 3,967 139,123
Udemy, Inc.* 1,315 21,303
Vivint Smart Home, Inc.* 8,682 62,510
WW International, Inc.* 5,088 64,109
1,744,167
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,429 40,491
A-Mark Precious Metals, Inc. 827 51,191
Common Stocks
Shares Value ($)
Diversified Financial Services
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,144 51,813
Cannae Holdings, Inc.* 8,106 242,126
385,621
Diversified Telecommunication Services 0.6%
Anterix, Inc.* 1,055 54,079
ATN International, Inc. 1,053 41,783
Bandwidth, Inc., Class A* 2,225 139,307
Cogent Communications
Holdings, Inc. 4,079 259,465
Consolidated Communications
Holdings, Inc.* 6,909 49,676
EchoStar Corp., Class A* 3,570 84,573
Globalstar, Inc.*(a) 57,528 61,555
IDT Corp., Class B* 1,897 71,194
Iridium Communications, Inc.* 11,361 407,633
Liberty Latin America Ltd.,
Class A* 4,063 44,449
Liberty Latin America Ltd.,
Class C* 14,646 158,324
Ooma, Inc.* 2,215 39,959
Radius Global Infrastructure,
Inc.* 5,562 76,533
Telesat Corp.* 1,318 29,853
1,518,383
Electric Utilities 0.7%
ALLETE, Inc. 5,078 324,129
MGE Energy, Inc. 3,452 267,288
Otter Tail Corp. 3,952 250,557
PNM Resources, Inc. 8,189 366,949
Portland General Electric Co. 8,609 452,317
Via Renewables, Inc. 1,304 14,918
1,676,158
Electrical Equipment 1.0%
Advent Technologies Holdings,
Inc.* 1,618 6,860
Allied Motion Technologies,
Inc. 1,074 38,503
American Superconductor
Corp.* 2,764 22,665
Array Technologies, Inc.* 12,103 127,566
Atkore, Inc.* 4,410 475,310
AZZ, Inc. 2,383 113,383
Babcock & Wilcox Enterprises,
Inc.* 5,260 37,346
Beam Global* 833 10,979
Blink Charging Co.*(a) 3,460 72,349
Bloom Energy Corp., Class A* 13,464 203,037
Encore Wire Corp. 1,889 212,871
EnerSys 4,102 307,363
Eos Energy Enterprises, Inc.* 4,054 16,784
FTC Solar, Inc.* 1,802 7,604
FuelCell Energy, Inc.*(a) 34,969 148,269
GrafTech International Ltd. 19,205 201,268
Powell Industries, Inc. 885 26,426
Preformed Line Products Co. 334 20,254
Romeo Power, Inc.*(a) 11,880 28,037

82 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Stem, Inc.*(a) 10,784 132,427
Thermon Group Holdings, Inc.* 3,123 53,559
TPI Composites, Inc.* 3,771 45,516
Vicor Corp.* 2,026 191,113
2,499,489
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.* 1,785 28,239
Advanced Energy Industries,
Inc. 3,609 311,024
Aeva Technologies, Inc.* 9,995 52,274
Akoustis Technologies, Inc.* 4,880 29,524
Arlo Technologies, Inc.* 7,715 67,043
Badger Meter, Inc. 2,793 282,568
Belden, Inc. 4,193 234,598
Benchmark Electronics, Inc. 3,484 84,104
CTS Corp. 3,041 102,026
Daktronics, Inc.* 3,846 18,845
ePlus, Inc.* 2,526 116,120
Fabrinet* 3,536 400,134
FARO Technologies, Inc.* 1,740 94,499
Identiv, Inc.* 1,958 37,829
II-VI, Inc.* 10,133 642,432
Insight Enterprises, Inc.* 3,299 310,601
Iteris, Inc.* 4,393 17,484
Itron, Inc.* 4,327 268,274
Kimball Electronics, Inc.* 2,459 48,664
Knowles Corp.* 8,513 180,561
Luna Innovations, Inc.* 3,044 22,191
Methode Electronics, Inc. 3,651 160,754
MicroVision, Inc.*(a) 15,589 53,158
Napco Security Technologies,
Inc.* 2,896 60,208
nLight, Inc.* 4,132 85,491
Novanta, Inc.* 3,375 466,087
OSI Systems, Inc.* 1,634 135,524
Ouster, Inc.* 14,812 52,138
PAR Technology Corp.*(a) 2,383 89,362
PC Connection, Inc. 1,152 49,939
Plexus Corp.* 2,676 207,444
Rogers Corp.* 1,790 488,580
Sanmina Corp.* 6,087 230,210
ScanSource, Inc.* 2,385 74,364
TTM Technologies, Inc.* 9,976 134,277
Velodyne Lidar, Inc.*(a) 8,043 31,448
Vishay Intertechnology, Inc. 12,636 261,692
Vishay Precision Group, Inc.* 1,184 37,924
5,967,634
Energy Equipment & Services 1.0%
Archrock, Inc. 12,502 105,517
Aspen Aerogels, Inc.* 2,143 63,647
Bristow Group, Inc.* 2,262 74,307
Cactus, Inc., Class A 5,302 256,935
ChampionX Corp.* 19,506 436,934
DMC Global, Inc.* 1,761 71,039
Dril-Quip, Inc.* 3,363 85,050
Expro Group Holdings NV* 4,396 68,841
FTS International, Inc., Class
A* 842 22,187
Common Stocks
Shares Value ($)
Energy Equipment & Services
Helix Energy Solutions Group,
Inc.* 13,563 47,877
Helmerich & Payne, Inc. 10,072 289,066
Liberty Oilfield Services, Inc.,
Class A* 8,641 104,556
Nabors Industries Ltd.*(a) 665 68,834
National Energy Services
Reunited Corp.* 3,805 37,784
Newpark Resources, Inc.* 8,796 31,226
NexTier Oilfield Solutions, Inc.* 16,517 99,432
Oceaneering International,
Inc.* 9,703 126,430
Oil States International, Inc.* 6,072 38,072
Patterson-UTI Energy, Inc. 17,898 178,264
ProPetro Holding Corp.* 8,602 90,407
RPC, Inc.* 5,861 34,639
Select Energy Services, Inc.,
Class A* 5,884 39,246
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 22,105
TETRA Technologies, Inc.* 11,629 34,073
Tidewater, Inc.* 4,200 59,598
US Silica Holdings, Inc.* 6,960 66,468
2,552,534
Entertainment 0.6%
AMC Entertainment Holdings,
Inc., Class A*(a) 49,369 792,866
Chicken Soup For The Soul
Entertainment, Inc.* 672 6,834
Cinemark Holdings, Inc.*(a) 10,241 154,639
CuriosityStream, Inc.* 2,466 10,924
Eros STX Global Corp.* 30,101 6,412
IMAX Corp.* 4,722 81,454
Liberty Media Corp.-Liberty
Braves, Class C* 3,430 92,610
Liberty Media Corp-Liberty
Braves, Class A* 1,076 30,182
Lions Gate Entertainment
Corp., Class A*(a) 5,519 86,538
Lions Gate Entertainment
Corp., Class B* 11,492 167,553
LiveOne, Inc.* 5,025 4,715
Madison Square Garden
Entertainment Corp.* 2,497 176,863
Marcus Corp. (The)*(a) 2,314 38,991
1,650,581
Equity Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust 8,032 158,953
Agree Realty Corp. 6,587 430,658
Alexander & Baldwin, Inc. 6,930 159,043
Alexander's, Inc. 219 57,656
American Assets Trust, Inc. 4,733 170,246
American Finance Trust, Inc. 11,875 98,087
Apartment Investment and
Management Co., Class A* 14,115 99,228
Apple Hospitality REIT, Inc. 20,644 332,988
Armada Hoffler Properties, Inc. 5,989 84,026
Ashford Hospitality Trust, Inc.* 1,719 13,391

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Braemar Hotels & Resorts,
Inc.* 5,464 29,232
Brandywine Realty Trust 16,082 206,815
Broadstone Net Lease, Inc. 15,054 347,898
BRT Apartments Corp. 1,127 25,008
CareTrust REIT, Inc. 9,146 193,987
CatchMark Timber Trust, Inc.,
Class A 4,635 38,007
Centerspace 1,367 130,384
Chatham Lodging Trust* 4,758 63,139
City Office REIT, Inc. 4,048 72,176
Clipper Realty, Inc. 1,519 13,929
Community Healthcare Trust,
Inc. 2,343 106,232
CorePoint Lodging, Inc.* 4,061 63,798
Corporate Office Properties
Trust 10,805 272,934
CTO Realty Growth, Inc. 606 35,506
DiamondRock Hospitality Co.* 19,361 181,025
DigitalBridge Group, Inc.* 46,526 339,640
Diversified Healthcare Trust 22,423 68,390
Easterly Government
Properties, Inc. 8,283 173,695
EastGroup Properties, Inc. 3,866 772,852
Empire State Realty Trust,
Inc., Class A 13,552 120,884
Equity Commonwealth* 11,219 292,143
Essential Properties Realty
Trust, Inc. 11,586 307,608
Farmland Partners, Inc. 2,680 30,525
Four Corners Property Trust,
Inc. 7,390 200,047
Franklin Street Properties
Corp. 9,714 53,913
GEO Group, Inc. (The)* 10,262 69,063
Getty Realty Corp. 3,776 112,034
Gladstone Commercial Corp. 3,638 84,365
Gladstone Land Corp. 2,898 88,331
Global Medical REIT, Inc. 5,727 96,844
Global Net Lease, Inc. 9,977 143,070
Healthcare Realty Trust, Inc. 14,085 436,917
Hersha Hospitality Trust* 3,477 31,363
Independence Realty Trust,
Inc. 10,055 231,164
Indus Realty Trust, Inc. 551 43,281
Industrial Logistics Properties
Trust 6,357 145,766
Innovative Industrial
Properties, Inc. 2,272 450,288
iStar, Inc. 6,134 131,697
Kite Realty Group Trust 20,775 433,782
LTC Properties, Inc. 3,749 135,226
LXP Industrial Trust 26,503 394,630
Macerich Co. (The) 20,456 338,342
Monmouth Real Estate
Investment Corp. 9,235 193,843
National Health Investors, Inc. 4,146 239,763
National Storage Affiliates
Trust 7,771 478,383
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
NETSTREIT Corp. 3,761 84,999
NexPoint Residential Trust,
Inc. 2,116 167,799
Office Properties Income Trust 4,572 116,495
One Liberty Properties, Inc. 1,527 46,573
Outfront Media, Inc. 13,920 345,773
Paramount Group, Inc. 17,693 153,752
Pebblebrook Hotel Trust 12,434 269,196
Phillips Edison & Co., Inc. 1,768 55,727
Physicians Realty Trust 21,089 385,085
Piedmont Office Realty Trust,
Inc., Class A 11,862 210,669
Plymouth Industrial REIT, Inc. 2,991 85,991
Postal Realty Trust, Inc., Class
A 1,142 20,419
PotlatchDeltic Corp. 6,317 339,791
Preferred Apartment
Communities, Inc., Class A 4,951 82,583
PS Business Parks, Inc. 1,922 320,897
Retail Opportunity Investments
Corp. 11,370 210,686
Retail Value, Inc. 1,624 5,116
RLJ Lodging Trust 15,821 219,121
RPT Realty 8,009 101,074
Ryman Hospitality Properties,
Inc.* 5,145 454,818
Sabra Health Care REIT, Inc. 21,846 297,324
Safehold, Inc. 1,965 121,634
Saul Centers, Inc. 1,206 59,552
Seritage Growth Properties,
Class A* 3,544 36,716
Service Properties Trust 15,554 132,987
SITE Centers Corp. 16,421 243,195
STAG Industrial, Inc. 16,871 720,898
Summit Hotel Properties, Inc.* 9,803 92,344
Sunstone Hotel Investors, Inc.* 21,101 238,652
Tanger Factory Outlet Centers,
Inc. 9,785 166,443
Terreno Realty Corp. 7,054 527,428
UMH Properties, Inc. 4,059 95,792
Uniti Group, Inc. 19,112 230,491
Universal Health Realty
Income Trust 1,227 71,534
Urban Edge Properties 10,974 200,166
Urstadt Biddle Properties, Inc.,
Class A 2,993 58,932
Veris Residential, Inc.* 8,399 138,583
Washington REIT 8,099 199,397
Whitestone REIT 4,399 44,914
Xenia Hotels & Resorts, Inc.* 10,899 188,989
17,564,730
Food & Staples Retailing 1.0%
Andersons, Inc. (The) 3,071 117,005
BJ's Wholesale Club Holdings,
Inc.* 13,110 805,872
Chefs' Warehouse, Inc. (The)* 3,166 94,473
HF Foods Group, Inc.* 3,603 25,005
Ingles Markets, Inc., Class A 1,331 102,394
MedAvail Holdings, Inc.* 1,110 1,598

84 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Food & Staples Retailing
Natural Grocers by Vitamin
Cottage, Inc. 867 12,658
Performance Food Group Co.* 14,501 611,797
PriceSmart, Inc. 2,220 158,530
Rite Aid Corp.*(a) 5,286 56,085
SpartanNash Co. 3,424 84,128
Sprouts Farmers Market, Inc.* 10,807 293,302
United Natural Foods, Inc.* 5,288 205,069
Village Super Market, Inc.,
Class A 852 19,468
Weis Markets, Inc. 1,559 93,914
2,681,298
Food Products 1.0%
AppHarvest, Inc.*(a) 6,581 19,677
B&G Foods, Inc.(a) 6,070 188,777
Calavo Growers, Inc. 1,637 67,788
Cal-Maine Foods, Inc. 3,861 150,579
Fresh Del Monte Produce, Inc. 3,151 87,692
Hostess Brands, Inc.* 13,217 271,213
J & J Snack Foods Corp. 1,391 211,001
John B Sanfilippo & Son, Inc. 905 71,586
Laird Superfood, Inc.* 637 5,077
Lancaster Colony Corp. 1,816 288,326
Landec Corp.* 2,718 29,218
Limoneira Co. 1,661 24,682
Mission Produce, Inc.* 3,514 50,145
Sanderson Farms, Inc. 1,925 354,200
Seneca Foods Corp., Class A* 660 30,855
Simply Good Foods Co. (The)* 8,143 286,878
Sovos Brands, Inc.* 2,433 35,692
Tattooed Chef, Inc.*(a) 4,431 56,274
Tootsie Roll Industries, Inc. 1,360 46,172
TreeHouse Foods, Inc.* 4,927 190,823
Utz Brands, Inc.(a) 5,587 90,007
Vita Coco Co., Inc. (The)* 1,054 11,499
Vital Farms, Inc.* 2,448 40,465
Whole Earth Brands, Inc.* 3,541 33,569
2,642,195
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A(a) 5,906 391,686
Chesapeake Utilities Corp. 1,633 222,431
New Jersey Resources Corp. 9,242 371,621
Northwest Natural Holding Co. 2,957 139,985
ONE Gas, Inc. 5,045 392,955
South Jersey Industries, Inc. 9,763 244,270
Southwest Gas Holdings, Inc.
(a) 5,779 394,012
Spire, Inc. 4,912 323,799
2,480,759
Health Care Equipment & Supplies 3.1%
Accelerate Diagnostics, Inc.* 3,444 11,469
Accuray, Inc.* 9,387 34,263
Acutus Medical, Inc.* 1,469 3,335
Alphatec Holdings, Inc.* 6,694 69,216
AngioDynamics, Inc.* 3,507 75,856
Apyx Medical Corp.* 3,347 38,490
Artivion, Inc.* 3,603 64,133
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Asensus Surgical, Inc.*(a) 22,171 19,661
Aspira Women's Health, Inc.* 6,888 8,334
AtriCure, Inc.* 4,298 282,121
Atrion Corp. 134 81,125
Avanos Medical, Inc.* 4,580 138,591
Axogen, Inc.* 3,771 32,845
Axonics, Inc.* 4,473 212,154
BioLife Solutions, Inc.* 982 29,303
Bioventus, Inc., Class A* 2,744 35,754
Butterfly Network, Inc.*(a) 11,809 68,492
Cardiovascular Systems, Inc.* 3,736 65,642
Cerus Corp.* 15,938 85,428
ClearPoint Neuro, Inc.* 1,783 15,744
CONMED Corp. 2,784 383,023
CryoPort, Inc.* 3,843 160,522
Cue Health, Inc.*(a) 1,379 12,108
Cutera, Inc.* 1,573 57,273
CVRx, Inc.* 777 6,449
CytoSorbents Corp.* 4,346 16,167
DarioHealth Corp.* 1,277 11,199
Eargo, Inc.* 2,881 13,858
Glaukos Corp.* 4,334 230,742
Haemonetics Corp.* 4,825 233,289
Heska Corp.* 958 131,802
Inari Medical, Inc.* 3,286 241,718
Inogen, Inc.* 1,882 55,952
Integer Holdings Corp.* 3,113 244,090
Intersect ENT, Inc.* 3,339 91,489
Invacare Corp.* 3,490 7,852
iRadimed Corp.* 520 20,706
iRhythm Technologies, Inc.* 2,824 352,520
Lantheus Holdings, Inc.* 6,395 162,497
LeMaitre Vascular, Inc. 1,747 73,916
LivaNova plc* 5,113 384,037
Meridian Bioscience, Inc.* 4,041 84,255
Merit Medical Systems, Inc.* 4,909 272,204
Mesa Laboratories, Inc. 476 135,341
Natus Medical, Inc.* 3,144 72,438
Neogen Corp.* 10,296 375,495
Neuronetics, Inc.* 2,367 8,474
NeuroPace, Inc.* 660 5,320
Nevro Corp.* 3,353 220,292
NuVasive, Inc.* 4,955 257,710
OraSure Technologies, Inc.* 6,842 60,552
Ortho Clinical Diagnostics
Holdings plc* 11,391 197,748
Orthofix Medical, Inc.* 1,884 57,274
OrthoPediatrics Corp.* 1,320 62,423
Outset Medical, Inc.* 4,481 166,648
Paragon 28, Inc.* 857 12,898
PAVmed, Inc.* 6,436 11,070
PROCEPT BioRobotics Corp.* 684 12,681
Pulmonx Corp.* 2,633 64,114
Pulse Biosciences, Inc.* 1,452 17,656
Quotient Ltd.* 7,746 12,549
Retractable Technologies,
Inc.*(a) 1,297 7,082
RxSight, Inc.* 796 8,191
SeaSpine Holdings Corp.* 3,203 38,372
Senseonics Holdings, Inc.*(a) 41,335 110,778

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Shockwave Medical, Inc.* 3,230 468,253
SI-BONE, Inc.* 2,966 58,430
Sientra, Inc.* 5,294 14,876
Sight Sciences, Inc.* 1,051 15,376
Silk Road Medical, Inc.* 3,284 107,748
STAAR Surgical Co.* 4,552 331,021
Stereotaxis, Inc.* 4,636 25,544
Surmodics, Inc.* 1,282 58,562
Tactile Systems Technology,
Inc.* 1,898 29,931
Talis Biomedical Corp.* 1,317 3,885
TransMedics Group, Inc.* 2,599 41,246
Treace Medical Concepts,
Inc.* 2,844 51,590
Utah Medical Products, Inc. 343 32,266
Vapotherm, Inc.* 2,035 32,906
Varex Imaging Corp.* 3,650 95,265
ViewRay, Inc.* 13,646 59,360
Zynex, Inc.(a) 2,132 16,885
7,977,874
Health Care Providers & Services 2.8%
1Life Healthcare, Inc.* 11,049 123,307
Accolade, Inc.* 4,970 94,927
AdaptHealth Corp.* 6,854 129,541
Addus HomeCare Corp.* 1,497 119,506
Agiliti, Inc.* 2,513 48,074
AirSculpt Technologies,
Inc.*(a) 628 9,238
Alignment Healthcare, Inc.* 7,503 57,023
AMN Healthcare Services,
Inc.* 4,509 456,942
Apollo Medical Holdings,
Inc.*(a) 3,599 185,277
Apria, Inc.* 1,877 70,219
Aveanna Healthcare Holdings,
Inc.* 3,656 20,071
Biodesix, Inc.* 1,164 4,644
Brookdale Senior Living, Inc.* 17,843 94,389
Castle Biosciences, Inc.* 2,019 87,322
Community Health Systems,
Inc.* 11,774 149,412
CorVel Corp.* 840 147,941
Covetrus, Inc.* 9,807 177,212
Cross Country Healthcare,
Inc.* 3,635 78,189
Ensign Group, Inc. (The) 5,060 381,676
Fulgent Genetics, Inc.*(a) 1,996 127,485
Hanger, Inc.* 3,555 64,452
HealthEquity, Inc.* 7,877 420,947
InfuSystem Holdings, Inc.* 2,024 30,562
Innovage Holding Corp.* 1,737 9,067
Joint Corp. (The)* 1,297 70,090
LHC Group, Inc.* 2,941 364,978
LifeStance Health Group,
Inc.*(a) 4,379 33,412
MEDNAX, Inc.* 7,311 178,754
ModivCare, Inc.* 1,193 138,304
National HealthCare Corp. 1,187 77,630
National Research Corp. 1,401 58,282
Common Stocks
Shares Value ($)
Health Care Providers & Services
Ontrak, Inc.* 799 2,765
Option Care Health, Inc.* 15,204 355,317
Owens & Minor, Inc. 6,983 293,914
Patterson Cos., Inc. 8,078 231,758
Pennant Group, Inc. (The)* 2,429 40,370
PetIQ, Inc.* 2,580 52,735
Privia Health Group, Inc.* 1,543 32,835
Progyny, Inc.* 6,129 248,224
R1 RCM, Inc.* 11,363 270,212
RadNet, Inc.* 4,345 111,884
Select Medical Holdings Corp. 10,664 247,725
Sharps Compliance Corp.* 1,434 9,679
SOC Telemed, Inc.* 3,879 2,790
Surgery Partners, Inc.* 3,250 138,677
Tenet Healthcare Corp.* 10,144 751,873
Tivity Health, Inc.* 4,158 105,780
Triple-S Management Corp.,
Class B* 2,275 81,877
US Physical Therapy, Inc.(a) 1,226 118,640
Viemed Healthcare, Inc.* 3,627 16,793
7,122,721
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.* 11,692 236,412
American Well Corp., Class A* 17,272 81,697
Castlight Health, Inc., Class B* 11,316 23,085
Computer Programs &
Systems, Inc.* 1,315 37,241
Convey Health Solutions
Holdings, Inc.* 1,287 10,026
Evolent Health, Inc., Class A* 7,624 180,765
Forian, Inc. 1,720 14,190
Health Catalyst, Inc.* 4,999 149,220
HealthStream, Inc.* 2,396 58,343
iCAD, Inc.* 2,093 11,700
Inspire Medical Systems, Inc.* 2,574 569,600
Multiplan Corp.*(a) 36,341 146,454
NantHealth, Inc.* 2,484 1,981
NextGen Healthcare, Inc.* 5,322 102,768
Omnicell, Inc.* 4,187 628,636
OptimizeRx Corp.* 1,677 75,348
Phreesia, Inc.* 4,736 147,716
Schrodinger, Inc.* 4,294 121,735
Simulations Plus, Inc. 1,449 61,611
Tabula Rasa HealthCare, Inc.* 2,169 23,403
Vocera Communications, Inc.* 3,299 260,654
2,942,585
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.* 5,387 67,930
Bally's Corp.* 3,094 110,580
Biglari Holdings, Inc., Class B* 64 7,584
BJ's Restaurants, Inc.* 2,108 63,430
Bloomin' Brands, Inc.* 8,473 172,256
Bluegreen Vacations Holding
Corp.* 1,539 46,124
Brinker International, Inc.* 4,306 143,002
Carrols Restaurant Group, Inc. 3,655 9,028
Century Casinos, Inc.* 2,834 28,198

86 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cheesecake Factory, Inc.
(The)* 4,453 158,883
Chuy's Holdings, Inc.* 2,015 50,798
Cracker Barrel Old Country
Store, Inc. 2,269 270,329
Dave & Buster's
Entertainment, Inc.* 4,096 146,596
Del Taco Restaurants, Inc. 2,880 35,914
Denny's Corp.* 5,803 89,946
Dine Brands Global, Inc. 1,559 105,778
Drive Shack, Inc.* 7,828 10,959
El Pollo Loco Holdings, Inc.* 1,956 26,093
Esports Technologies, Inc.* 1,044 12,549
Everi Holdings, Inc.* 8,172 161,560
F45 Training Holdings, Inc.* 1,934 24,194
Fiesta Restaurant Group, Inc.* 1,831 17,340
First Watch Restaurant Group,
Inc.* 1,038 15,612
Full House Resorts, Inc.* 3,100 27,373
GAN Ltd.* 3,945 27,181
Golden Entertainment, Inc.* 1,642 73,857
Golden Nugget Online
Gaming, Inc.* 3,763 30,255
Hall of Fame Resort &
Entertainment Co.* 5,210 6,044
Hilton Grand Vacations, Inc.* 8,184 399,870
International Game
Technology plc 9,564 256,028
Jack in the Box, Inc. 2,059 187,472
Krispy Kreme, Inc. 2,072 31,059
Kura Sushi USA, Inc., Class A* 462 21,321
Life Time Group Holdings,
Inc.* 3,680 55,274
Lindblad Expeditions Holdings,
Inc.* 3,228 54,456
Monarch Casino & Resort,
Inc.* 1,231 76,199
Nathan's Famous, Inc. 305 16,433
NEOGAMES SA* 989 23,410
Noodles & Co.* 3,955 33,262
ONE Group Hospitality, Inc.
(The)* 1,852 23,335
Papa John's International, Inc. 3,164 390,596
PlayAGS, Inc.* 2,786 21,703
Portillo's, Inc., Class A*(a) 2,225 59,074
RCI Hospitality Holdings, Inc. 859 60,018
Red Robin Gourmet Burgers,
Inc.* 1,590 23,452
Red Rock Resorts, Inc., Class
A 5,705 253,987
Rush Street Interactive, Inc.* 4,959 50,284
Ruth's Hospitality Group, Inc.* 3,349 67,080
Scientific Games Corp.* 9,198 530,725
SeaWorld Entertainment, Inc.* 4,926 293,491
Shake Shack, Inc., Class A* 3,606 238,248
Target Hospitality Corp.* 2,500 8,275
Texas Roadhouse, Inc. 6,696 571,771
Wingstop, Inc. 2,855 437,529
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Xponential Fitness, Inc., Class
A* 878 15,330
6,139,075
Household Durables 1.9%
Aterian, Inc.* 1,875 6,075
Bassett Furniture Industries,
Inc. 882 16,370
Beazer Homes USA, Inc.* 2,931 53,461
Cavco Industries, Inc.* 875 235,760
Century Communities, Inc. 2,875 189,319
Ethan Allen Interiors, Inc. 2,155 54,328
Flexsteel Industries, Inc. 629 15,668
GoPro, Inc., Class A* 12,312 109,084
Green Brick Partners, Inc.* 2,913 68,980
Hamilton Beach Brands
Holding Co., Class A 704 9,758
Helen of Troy Ltd.* 2,306 482,715
Hooker Furnishings Corp. 1,149 25,324
Hovnanian Enterprises, Inc.,
Class A* 485 46,987
Installed Building Products,
Inc. 2,258 250,164
iRobot Corp.*(a) 2,566 168,124
KB Home 7,601 321,142
Landsea Homes Corp.* 1,027 7,466
La-Z-Boy, Inc. 4,325 158,771
Legacy Housing Corp.* 854 21,145
LGI Homes, Inc.* 2,066 257,238
Lifetime Brands, Inc. 1,270 19,685
Lovesac Co. (The)* 1,259 67,797
M/I Homes, Inc.* 2,700 143,073
MDC Holdings, Inc. 5,409 274,182
Meritage Homes Corp.* 3,536 360,778
Purple Innovation, Inc.* 5,433 45,203
Skyline Champion Corp.* 5,025 338,384
Snap One Holdings Corp.*(a) 1,253 23,569
Sonos, Inc.* 11,501 290,055
Taylor Morrison Home Corp.* 11,509 353,211
Traeger, Inc.* 2,128 21,684
TRI Pointe Group, Inc.* 10,661 253,838
Tupperware Brands Corp.* 4,685 72,243
Universal Electronics, Inc.* 1,214 43,085
VOXX International Corp.* 1,475 16,299
Vuzix Corp.*(a) 5,561 36,313
Weber, Inc., Class A(a) 1,605 17,398
4,874,676
Household Products 0.3%
Central Garden & Pet Co.* 924 42,864
Central Garden & Pet Co.,
Class A* 3,835 166,171
Energizer Holdings, Inc. 6,511 244,878
Oil-Dri Corp. of America 538 18,303
WD-40 Co. 1,307 290,494
762,710
Independent Power and Renewable Electricity Producers
0.3%
Clearway Energy, Inc., Class A 3,334 102,854
Clearway Energy, Inc., Class C 7,776 261,896

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc.(a) 4,329 295,065
Sunnova Energy International,
Inc.* 8,231 161,821
821,636
Insurance 2.0%
Ambac Financial Group, Inc.* 4,312 61,101
American Equity Investment
Life Holding Co. 7,912 325,500
American National Group, Inc. 706 133,286
AMERISAFE, Inc. 1,841 96,689
Argo Group International
Holdings Ltd. 3,004 170,567
Bright Health Group, Inc.* 5,006 13,917
BRP Group, Inc., Class A* 4,598 140,331
Citizens, Inc.* 5,129 24,363
CNO Financial Group, Inc. 11,642 290,351
Crawford & Co., Class A 1,679 12,777
Donegal Group, Inc., Class A 1,195 17,148
eHealth, Inc.* 2,314 50,561
Employers Holdings, Inc. 2,699 105,531
Enstar Group Ltd.* 1,187 314,650
Genworth Financial, Inc.,
Class A* 48,050 187,395
Goosehead Insurance, Inc.,
Class A 1,729 170,445
Greenlight Capital Re Ltd.,
Class A* 2,858 20,692
HCI Group, Inc. 537 36,446
Heritage Insurance Holdings,
Inc. 2,629 16,379
Horace Mann Educators Corp. 3,954 150,291
Independence Holding Co. 452 25,741
Investors Title Co. 135 26,999
James River Group Holdings
Ltd. 2,974 84,224
Kinsale Capital Group, Inc. 2,057 412,058
Maiden Holdings Ltd.* 6,587 18,378
MBIA, Inc.* 4,952 67,694
MetroMile, Inc.* 9,211 15,290
National Western Life Group,
Inc., Class A 243 51,970
NI Holdings, Inc.* 857 16,540
Palomar Holdings, Inc.* 2,329 122,855
ProAssurance Corp. 5,093 122,028
RLI Corp. 3,828 401,098
Safety Insurance Group, Inc. 1,372 112,957
Selective Insurance Group,
Inc. 5,684 448,468
Selectquote, Inc.* 12,915 95,442
SiriusPoint Ltd.* 8,441 71,495
State Auto Financial Corp. 1,801 93,112
Stewart Information Services
Corp. 2,529 180,646
Tiptree, Inc. 2,044 25,325
Trean Insurance Group, Inc.* 1,839 14,841
Trupanion, Inc.* 3,652 347,853
United Fire Group, Inc. 2,154 53,721
Common Stocks
Shares Value ($)
Insurance
United Insurance Holdings
Corp. 2,059 8,318
Universal Insurance Holdings,
Inc. 2,884 49,720
5,205,193
Interactive Media & Services 0.6%
Cargurus, Inc.* 9,131 291,279
Cars.com, Inc.* 6,546 101,986
Eventbrite, Inc., Class A* 7,312 104,781
EverQuote, Inc., Class A* 1,856 30,550
fuboTV, Inc.* 12,777 137,225
Liberty TripAdvisor Holdings,
Inc., Class A* 7,531 16,945
MediaAlpha, Inc., Class A* 2,082 30,918
Outbrain, Inc.* 791 9,982
QuinStreet, Inc.* 4,988 80,257
TrueCar, Inc.* 10,595 36,447
Yelp, Inc.* 6,845 236,426
Ziff Davis, Inc.* 4,171 438,205
1,515,001
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc.,
Class A* 2,631 44,806
1stdibs.com, Inc.* 644 6,633
aka Brands Holding Corp.* 912 6,466
CarParts.com, Inc.* 4,490 41,308
Duluth Holdings, Inc., Class B* 1,128 17,010
Groupon, Inc.*(a) 2,399 73,265
Lands' End, Inc.* 1,408 25,809
Liquidity Services, Inc.* 2,640 50,239
Lulu's Fashion Lounge
Holdings, Inc.* 555 5,361
Overstock.com, Inc.*(a) 4,120 197,513
PetMed Express, Inc. 1,978 51,092
Porch Group, Inc.*(a) 7,274 76,741
Quotient Technology, Inc.* 8,964 63,734
RealReal, Inc. (The)* 7,451 70,412
Rent the Runway, Inc., Class
A* 1,623 9,365
Revolve Group, Inc.* 3,434 169,365
Shutterstock, Inc. 2,240 217,213
Stitch Fix, Inc., Class A* 7,702 126,544
Xometry, Inc., Class A* 761 39,267
1,292,143
IT Services 1.6%
BigCommerce Holdings, Inc.,
Series 1* 4,575 149,557
Brightcove, Inc.* 4,060 38,286
Cantaloupe, Inc.* 5,521 46,376
Cass Information Systems,
Inc. 1,255 51,053
Conduent, Inc.* 16,082 76,068
CSG Systems International,
Inc. 3,081 174,908
DigitalOcean Holdings, Inc.* 4,853 278,271
EVERTEC, Inc. 5,793 252,807
Evo Payments, Inc., Class A* 4,754 114,666
ExlService Holdings, Inc.* 3,141 378,553

88 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
IT Services
Flywire Corp.*(a) 5,958 167,956
GreenBox POS*(a) 1,646 6,337
Grid Dynamics Holdings, Inc.* 4,349 115,901
Hackett Group, Inc. (The) 2,349 44,960
I3 Verticals, Inc., Class A* 2,297 53,153
IBEX Holdings Ltd.* 552 8,015
International Money Express,
Inc.* 2,896 46,365
Limelight Networks, Inc.* 12,467 53,234
LiveRamp Holdings, Inc.* 6,340 283,081
MAXIMUS, Inc. 5,866 453,559
MoneyGram International,
Inc.* 8,972 78,684
Paya Holdings, Inc.* 7,790 51,024
Perficient, Inc.* 3,113 326,305
Priority Technology Holdings,
Inc.* 732 4,436
Rackspace Technology, Inc.* 5,096 63,751
Remitly Global, Inc.* 1,161 14,129
Repay Holdings Corp.* 8,284 148,201
StarTek, Inc.* 1,992 10,139
TTEC Holdings, Inc. 1,752 140,318
Tucows, Inc., Class A*(a) 959 75,761
Unisys Corp.* 6,278 114,574
Verra Mobility Corp.* 13,764 218,022
4,038,450
Leisure Products 0.5%
Acushnet Holdings Corp. 3,249 151,728
American Outdoor Brands,
Inc.* 1,410 23,378
AMMO, Inc.*(a) 8,211 38,099
Callaway Golf Co.* 11,070 264,130
Clarus Corp. 2,530 57,001
Escalade, Inc. 1,062 15,187
Genius Brands International,
Inc.* 26,744 23,527
Johnson Outdoors, Inc., Class
A 496 44,749
Latham Group, Inc.*(a) 3,018 50,340
Malibu Boats, Inc., Class A* 2,001 131,386
Marine Products Corp. 694 8,508
MasterCraft Boat Holdings,
Inc.* 1,895 48,190
Nautilus, Inc.* 2,823 14,397
Smith & Wesson Brands, Inc. 4,522 77,236
Solo Brands, Inc., Class A* 1,108 12,365
Sturm Ruger & Co., Inc. 1,628 109,450
Vista Outdoor, Inc.* 5,539 213,695
1,283,366
Life Sciences Tools & Services 0.7%
Absci Corp.* 1,309 8,810
Akoya Biosciences, Inc.* 1,283 14,575
Alpha Teknova, Inc.* 657 10,367
Berkeley Lights, Inc.* 4,899 47,569
Bionano Genomics, Inc.*(a) 27,903 61,945
ChromaDex Corp.* 4,369 12,277
Codex DNA, Inc.* 742 5,817
Codexis, Inc.* 5,840 119,720
Cytek Biosciences, Inc.* 1,515 22,058
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Fluidigm Corp.*(a) 7,727 25,267
Harvard Bioscience, Inc.* 3,924 22,838
Inotiv, Inc.* 1,414 45,234
MaxCyte, Inc.* 9,076 58,631
Medpace Holdings, Inc.* 2,777 492,806
NanoString Technologies, Inc.* 4,336 150,546
NeoGenomics, Inc.* 10,904 245,776
Pacific Biosciences of
California, Inc.* 18,665 208,675
Personalis, Inc.* 3,373 38,418
Quanterix Corp.* 2,924 89,007
Rapid Micro Biosystems, Inc.,
Class A* 754 5,376
Seer, Inc.*(a) 3,925 61,740
Singular Genomics Systems,
Inc.* 1,117 8,657
1,756,109
Machinery 3.7%
AgEagle Aerial Systems, Inc.* 6,324 7,589
Alamo Group, Inc. 951 133,948
Albany International Corp.,
Class A 2,916 244,098
Altra Industrial Motion Corp. 6,197 299,191
Astec Industries, Inc. 2,172 137,466
Barnes Group, Inc. 4,529 204,575
Blue Bird Corp.* 1,550 24,041
Chart Industries, Inc.* 3,495 425,936
CIRCOR International, Inc.* 1,745 48,459
Columbus McKinnon Corp. 2,638 114,173
Commercial Vehicle Group,
Inc.* 3,037 23,506
Desktop Metal, Inc., Class
A*(a) 17,381 71,088
Douglas Dynamics, Inc. 2,141 78,211
Energy Recovery, Inc.* 3,996 78,242
Enerpac Tool Group Corp. 5,770 102,994
EnPro Industries, Inc. 1,956 205,419
ESCO Technologies, Inc. 2,424 193,387
Evoqua Water Technologies
Corp.* 11,069 448,294
Federal Signal Corp. 5,764 224,911
Franklin Electric Co., Inc. 4,435 384,958
Gorman-Rupp Co. (The) 2,152 86,317
Greenbrier Cos., Inc. (The) 3,130 126,327
Helios Technologies, Inc. 3,070 235,254
Hillenbrand, Inc. 6,979 324,384
Hydrofarm Holdings Group,
Inc.* 3,672 72,008
Hyliion Holdings Corp.*(a) 11,109 49,435
Hyster-Yale Materials
Handling, Inc. 947 42,511
Ideanomics, Inc.*(a) 42,044 44,987
John Bean Technologies Corp. 3,002 405,270
Kadant, Inc. 1,111 232,177
Kennametal, Inc. 7,996 276,422
Lindsay Corp. 1,033 130,416
Luxfer Holdings plc 2,801 47,841
Manitowoc Co., Inc. (The)* 3,253 59,367
Mayville Engineering Co., Inc.* 801 9,187

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Machinery
Meritor, Inc.* 6,490 149,595
Miller Industries, Inc. 1,051 33,075
Mueller Industries, Inc. 5,325 275,090
Mueller Water Products, Inc.,
Class A 15,003 192,789
Nikola Corp.*(a) 21,882 175,712
NN, Inc.* 4,396 16,749
Omega Flex, Inc. 304 43,156
Park-Ohio Holdings Corp. 806 16,313
Proto Labs, Inc.* 2,658 133,378
RBC Bearings, Inc.* 2,674 482,577
REV Group, Inc. 2,812 37,765
Shyft Group, Inc. (The) 3,333 139,786
SPX Corp.* 4,156 216,860
SPX FLOW, Inc. 3,994 344,283
Standex International Corp. 1,141 113,358
Tennant Co. 1,766 136,282
Terex Corp. 6,545 273,057
Titan International, Inc.* 4,784 46,644
Trinity Industries, Inc. 7,434 213,579
Wabash National Corp. 4,876 95,667
Watts Water Technologies,
Inc., Class A 2,641 404,628
Welbilt, Inc.* 12,505 296,994
9,429,726
Marine 0.2%
Costamare, Inc. 5,014 65,884
Eagle Bulk Shipping, Inc. 875 39,217
Genco Shipping & Trading Ltd. 3,044 47,365
Matson, Inc. 3,977 388,394
Safe Bulkers, Inc.* 5,545 19,352
560,212
Media 1.0%
Advantage Solutions, Inc.* 7,239 52,700
AMC Networks, Inc., Class A* 2,777 118,383
Audacy, Inc.* 12,043 29,144
Boston Omaha Corp., Class A* 1,949 51,434
Cardlytics, Inc.* 3,087 207,138
Clear Channel Outdoor
Holdings, Inc.* 34,415 105,310
comScore, Inc.* 6,365 19,286
Daily Journal Corp.* 126 40,823
Emerald Holding, Inc.* 2,575 8,394
Entravision Communications
Corp., Class A 5,926 35,912
EW Scripps Co. (The), Class
A* 5,372 110,126
Fluent, Inc.* 4,414 7,062
Gannett Co., Inc.* 13,690 66,533
Gray Television, Inc. 8,098 168,843
Hemisphere Media Group,
Inc.* 1,673 10,858
iHeartMedia, Inc., Class A* 10,613 213,852
Integral Ad Science Holding
Corp.* 1,601 26,801
John Wiley & Sons, Inc., Class
A 4,089 207,517
Magnite, Inc.* 12,419 168,526
National CineMedia, Inc. 6,183 16,323
Common Stocks
Shares Value ($)
Media
Scholastic Corp. 2,448 100,417
Sinclair Broadcast Group, Inc.,
Class A 4,393 120,720
Stagwell, Inc.* 5,922 44,237
TechTarget, Inc.* 2,499 207,267
TEGNA, Inc. 21,155 409,561
Thryv Holdings, Inc.* 870 28,214
WideOpenWest, Inc.* 4,967 92,436
2,667,817
Metals & Mining 1.3%
Allegheny Technologies, Inc.* 12,071 220,779
Arconic Corp.* 10,219 316,074
Carpenter Technology Corp. 4,515 129,671
Century Aluminum Co.* 5,216 80,013
Coeur Mining, Inc.* 24,465 114,741
Commercial Metals Co. 11,487 384,125
Compass Minerals
International, Inc. 3,271 174,671
Constellium SE* 11,885 207,869
Gatos Silver, Inc.* 4,376 13,609
Haynes International, Inc. 1,240 46,649
Hecla Mining Co. 51,428 255,083
Kaiser Aluminum Corp. 1,498 143,433
Materion Corp. 1,931 159,983
MP Materials Corp.*(a) 7,256 289,805
Novagold Resources, Inc.* 22,478 148,355
Olympic Steel, Inc. 906 19,289
Perpetua Resources Corp.* 2,539 9,343
PolyMet Mining Corp.* 2,809 7,163
Ryerson Holding Corp. 1,675 34,337
Schnitzer Steel Industries,
Inc., Class A 2,505 98,046
SunCoke Energy, Inc. 7,952 54,471
TimkenSteel Corp.* 4,308 60,441
Warrior Met Coal, Inc. 4,878 127,804
Worthington Industries, Inc. 3,160 171,209
3,266,963
Mortgage Real Estate Investment Trusts (REITs) 1.4%
AFC Gamma, Inc. 1,186 23,352
Angel Oak Mortgage, Inc. 695 11,878
Apollo Commercial Real
Estate Finance, Inc. 13,299 181,531
Arbor Realty Trust, Inc. 13,766 241,043
Ares Commercial Real Estate
Corp. 4,149 60,949
ARMOUR Residential REIT,
Inc. 8,514 79,861
Blackstone Mortgage Trust,
Inc., Class A 15,047 472,777
BrightSpire Capital, Inc. 8,075 75,824
Broadmark Realty Capital, Inc. 12,412 116,425
Chimera Investment Corp. 22,389 324,640
Dynex Capital, Inc. 3,414 54,897
Ellington Financial, Inc. 5,150 91,515
Franklin BSP Realty Trust, Inc. 3,442 46,364
Granite Point Mortgage Trust,
Inc. 5,570 67,397
Great Ajax Corp. 1,992 25,976

90 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 7,377 305,998
Invesco Mortgage Capital, Inc. 27,779 74,448
KKR Real Estate Finance
Trust, Inc. 3,380 72,129
Ladder Capital Corp. 11,020 131,028
MFA Financial, Inc. 41,955 194,252
New York Mortgage Trust, Inc. 36,726 137,722
Orchid Island Capital, Inc. 12,999 52,386
PennyMac Mortgage
Investment Trust 9,572 170,573
Ready Capital Corp. 5,564 79,231
Redwood Trust, Inc. 10,844 133,707
TPG RE Finance Trust, Inc. 5,690 71,808
Two Harbors Investment Corp. 32,912 189,244
3,486,955
Multiline Retail 0.4%
Big Lots, Inc. 3,216 134,783
Dillard's, Inc., Class A(a) 559 141,829
Franchise Group, Inc. 2,685 134,438
Macy's, Inc.(a) 28,972 741,683
1,152,733
Multi-Utilities 0.4%
Avista Corp. 6,771 301,039
Black Hills Corp. 6,122 414,704
NorthWestern Corp. 5,053 293,680
Unitil Corp. 1,492 70,035
1,079,458
Oil, Gas & Consumable Fuels 4.2%
Aemetis, Inc.* 2,639 24,200
Alto Ingredients, Inc.* 6,777 35,105
Altus Midstream Co.(a) 309 19,476
Antero Resources Corp.* 27,471 536,509
Arch Resources, Inc. 1,433 135,619
Berry Corp. 7,102 61,716
Brigham Minerals, Inc., Class
A 4,320 93,485
California Resources Corp. 7,759 330,688
Callon Petroleum Co.*(a) 4,547 224,804
Centennial Resource
Development, Inc., Class A* 17,158 134,004
Centrus Energy Corp., Class
A* 895 38,888
Chesapeake Energy Corp. 10,043 684,631
Civitas Resources, Inc. 4,157 226,556
Clean Energy Fuels Corp.* 14,836 90,054
CNX Resources Corp.* 20,064 297,549
Comstock Resources, Inc.* 8,678 67,515
CONSOL Energy, Inc.* 3,276 71,220
Crescent Energy, Inc., Class
A(a) 2,905 38,549
CVR Energy, Inc. 2,830 55,270
Delek US Holdings, Inc.* 6,222 96,565
Denbury, Inc.* 4,826 362,626
DHT Holdings, Inc. 13,721 66,958
Dorian LPG Ltd. 2,831 33,661
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Earthstone Energy, Inc., Class
A* 2,380 32,511
Energy Fuels, Inc.*(a) 14,527 89,632
Equitrans Midstream Corp. 39,117 317,239
Falcon Minerals Corp. 3,994 20,649
Frontline Ltd.*(a) 11,319 74,366
Gevo, Inc.*(a) 19,704 67,388
Golar LNG Ltd.* 9,878 141,749
Green Plains, Inc.* 3,466 105,852
HighPeak Energy, Inc. 490 8,707
International Seaways, Inc. 4,517 65,903
Kosmos Energy Ltd.* 42,914 185,818
Laredo Petroleum, Inc.* 1,192 80,055
Magnolia Oil & Gas Corp.,
Class A 13,793 298,343
Matador Resources Co. 10,639 476,308
Murphy Oil Corp. 13,887 438,829
Nordic American Tankers Ltd. 15,263 23,658
Northern Oil and Gas, Inc. 4,986 117,271
Oasis Petroleum, Inc. 1,912 258,942
Ovintiv, Inc. 25,072 972,794
Par Pacific Holdings, Inc.* 4,279 60,334
PBF Energy, Inc., Class A* 9,395 148,817
PDC Energy, Inc. 9,324 552,633
Peabody Energy Corp.* 8,513 91,940
Petrocorp, Inc.*^∞ 1,500 0
Range Resources Corp.* 22,953 441,845
Ranger Oil Corp.* 2,030 62,950
Renewable Energy Group,
Inc.* 4,260 171,508
REX American Resources
Corp.* 542 52,265
Riley Exploration Permian, Inc. 217 5,818
Scorpio Tankers, Inc. 4,622 62,905
SFL Corp. Ltd. 11,729 96,178
SM Energy Co. 11,473 376,429
Southwestern Energy Co.* 97,200 427,680
Talos Energy, Inc.* 3,494 37,176
Teekay Corp.* 6,581 20,401
Teekay Tankers Ltd., Class A* 2,260 24,114
Tellurian, Inc.*(a) 34,424 86,404
Uranium Energy Corp.* 24,506 63,961
Ur-Energy, Inc.* 17,145 20,231
W&T Offshore, Inc.* 9,549 40,870
Whiting Petroleum Corp.* 3,733 277,175
World Fuel Services Corp. 5,966 168,301
10,791,597
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 1,645 52,015
Glatfelter Corp. 4,443 77,131
Neenah, Inc. 1,692 78,001
Schweitzer-Mauduit
International, Inc. 2,994 90,628
Verso Corp., Class A 2,551 68,571
366,346
Personal Products 0.6%
Beauty Health Co. (The)* 8,227 116,823
BellRing Brands, Inc., Class A* 3,815 92,933
Edgewell Personal Care Co. 5,147 235,732

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Personal Products
elf Beauty, Inc.* 4,619 136,538
Honest Co., Inc. (The)* 8,045 52,212
Inter Parfums, Inc. 1,708 169,041
Medifast, Inc. 1,122 222,953
Nature's Sunshine Products,
Inc. 1,134 20,004
Nu Skin Enterprises, Inc.,
Class A 4,710 226,975
Revlon, Inc., Class A* 644 6,376
USANA Health Sciences, Inc.* 1,140 108,961
Veru, Inc.* 5,621 29,229
1,417,777
Pharmaceuticals 1.5%
9 Meters Biopharma, Inc.* 20,137 15,369
Aclaris Therapeutics, Inc.* 4,811 52,536
Aerie Pharmaceuticals, Inc.* 4,306 31,692
Amneal Pharmaceuticals, Inc.* 10,204 45,204
Amphastar Pharmaceuticals,
Inc.* 3,708 85,618
Ampio Pharmaceuticals, Inc.* 18,023 9,329
Angion Biomedica Corp.* 2,053 5,543
ANI Pharmaceuticals, Inc.* 1,046 42,279
Antares Pharma, Inc.* 16,564 55,821
Arvinas, Inc.* 4,505 322,062
Atea Pharmaceuticals, Inc.* 6,120 43,697
Athira Pharma, Inc.* 3,056 31,477
Axsome Therapeutics, Inc.*(a) 2,670 73,265
BioDelivery Sciences
International, Inc.* 9,337 34,173
Cara Therapeutics, Inc.* 4,282 49,586
Cassava Sciences, Inc.*(a) 3,625 160,406
Citius Pharmaceuticals,
Inc.*(a) 10,759 16,246
Collegium Pharmaceutical,
Inc.* 3,301 58,923
Corcept Therapeutics, Inc.* 9,161 171,952
CorMedix, Inc.* 3,326 14,069
Cymabay Therapeutics, Inc.* 6,896 20,550
DICE Therapeutics, Inc.* 1,317 22,429
Durect Corp.* 23,134 17,510
Edgewise Therapeutics, Inc.* 3,659 49,762
Endo International plc* 21,775 69,462
Esperion Therapeutics, Inc.* 2,674 11,471
Evolus, Inc.* 3,056 22,676
EyePoint Pharmaceuticals,
Inc.* 2,002 18,759
Fulcrum Therapeutics, Inc.* 2,513 30,558
Harmony Biosciences
Holdings, Inc.* 2,118 75,951
Ikena Oncology, Inc.* 2,620 25,493
Innoviva, Inc.* 4,090 65,563
Intra-Cellular Therapies, Inc.* 7,637 362,681
Kala Pharmaceuticals, Inc.* 4,108 3,634
Kaleido Biosciences, Inc.* 1,324 2,330
KemPharm, Inc.* 2,708 19,525
Landos Biopharma, Inc.* 607 2,082
Marinus Pharmaceuticals, Inc.* 3,500 35,700
Mind Medicine MindMed,
Inc.*(a) 34,342 38,463
Common Stocks
Shares Value ($)
Pharmaceuticals
NGM Biopharmaceuticals,
Inc.* 3,048 48,189
Nuvation Bio, Inc.*(a) 15,033 91,701
Ocular Therapeutix, Inc.* 7,507 42,490
Omeros Corp.*(a) 5,569 33,414
Oramed Pharmaceuticals,
Inc.* 2,870 25,715
Pacira BioSciences, Inc.* 4,224 265,140
Paratek Pharmaceuticals, Inc.* 4,557 18,456
Phathom Pharmaceuticals,
Inc.* 1,919 32,239
Phibro Animal Health Corp.,
Class A 2,135 41,205
Pliant Therapeutics, Inc.* 2,454 28,785
Prestige Consumer
Healthcare, Inc.* 4,779 269,775
Provention Bio, Inc.* 5,449 29,207
Rain Therapeutics, Inc.* 1,522 13,059
Reata Pharmaceuticals, Inc.,
Class A* 2,690 75,643
Relmada Therapeutics, Inc.* 1,526 28,063
Revance Therapeutics, Inc.* 6,651 88,658
Seelos Therapeutics, Inc.* 7,183 8,189
SIGA Technologies, Inc.* 4,614 30,037
Supernus Pharmaceuticals,
Inc.* 4,656 143,638
Tarsus Pharmaceuticals, Inc.* 993 19,930
Terns Pharmaceuticals, Inc.* 1,886 11,825
TherapeuticsMD, Inc.* 34,406 10,442
Theravance Biopharma, Inc.* 6,166 56,172
Theseus Pharmaceuticals,
Inc.* 1,101 10,162
Ventyx Biosciences, Inc.*(a) 988 16,065
Verrica Pharmaceuticals, Inc.* 1,326 10,860
WaVe Life Sciences Ltd.* 3,344 7,323
Zogenix, Inc.* 5,150 133,951
3,804,179
Professional Services 1.7%
Acacia Research Corp.* 4,922 22,149
ASGN, Inc.* 4,868 559,187
Atlas Technical Consultants,
Inc.* 1,304 12,662
Barrett Business Services, Inc. 715 45,760
CBIZ, Inc.* 4,829 186,544
CRA International, Inc. 674 57,330
Exponent, Inc. 4,967 471,766
First Advantage Corp.* 5,206 88,085
Forrester Research, Inc.* 1,137 62,558
Franklin Covey Co.* 1,259 58,934
Heidrick & Struggles
International, Inc. 1,849 80,931
HireQuest, Inc. 475 8,787
HireRight Holdings Corp.* 2,121 28,846
Huron Consulting Group, Inc.* 2,172 95,829
ICF International, Inc. 1,769 166,976
Insperity, Inc. 3,475 373,667
KBR, Inc. 13,525 586,985
Kelly Services, Inc., Class A 3,540 60,463
Kforce, Inc. 1,938 133,082

92 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services
Korn Ferry 5,153 342,056
ManTech International Corp.,
Class A 2,685 193,964
Mistras Group, Inc.* 1,957 13,151
Resources Connection, Inc. 2,989 52,098
Sterling Check Corp.* 1,568 31,376
TriNet Group, Inc.* 3,841 327,253
TrueBlue, Inc.* 3,325 88,445
Upwork, Inc.* 11,223 305,266
Willdan Group, Inc.* 1,086 34,166
4,488,316
Real Estate Management & Development 0.8%
Cushman & Wakefield plc* 13,270 278,537
Douglas Elliman, Inc.* 6,899 53,536
eXp World Holdings, Inc.(a) 6,084 165,120
Fathom Holdings, Inc.* 528 7,550
Forestar Group, Inc.* 1,740 34,713
FRP Holdings, Inc.* 633 35,752
Kennedy-Wilson Holdings, Inc. 11,380 255,595
Marcus & Millichap, Inc.* 2,250 105,323
Newmark Group, Inc., Class A 14,233 217,907
Rafael Holdings, Inc., Class B* 973 4,028
RE/MAX Holdings, Inc., Class
A 1,879 55,919
Realogy Holdings Corp.* 10,917 180,131
Redfin Corp.*(a) 9,869 291,826
RMR Group, Inc. (The), Class
A 1,446 46,287
St Joe Co. (The) 3,232 156,784
Tejon Ranch Co.* 2,180 37,954
1,926,962
Road & Rail 0.9%
ArcBest Corp. 2,459 217,474
Avis Budget Group, Inc.* 3,953 696,439
Covenant Logistics Group,
Inc.* 1,155 25,087
Daseke, Inc.* 3,980 44,496
Heartland Express, Inc. 4,521 67,634
HyreCar, Inc.* 1,661 5,647
Marten Transport Ltd. 5,692 94,999
PAM Transportation Services,
Inc.* 384 26,815
Saia, Inc.* 2,538 721,503
Universal Logistics Holdings,
Inc. 692 11,785
US Xpress Enterprises, Inc.,
Class A* 2,258 10,184
Werner Enterprises, Inc. 5,991 267,139
Yellow Corp.* 4,771 49,809
2,239,011
Semiconductors & Semiconductor Equipment 3.4%
Alpha & Omega
Semiconductor Ltd.* 2,025 91,186
Ambarella, Inc.* 3,380 473,707
Amkor Technology, Inc. 9,952 219,143
Atomera, Inc.*(a) 2,151 30,394
Axcelis Technologies, Inc.* 3,234 202,481
AXT, Inc.* 4,177 31,286
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
CEVA, Inc.* 2,225 83,816
CMC Materials, Inc. 2,715 491,089
Cohu, Inc.* 4,542 149,795
Diodes, Inc.* 4,170 386,934
FormFactor, Inc.* 7,369 314,951
Ichor Holdings Ltd.* 2,684 113,855
Impinj, Inc.* 1,794 142,426
Kopin Corp.*(a) 7,353 21,618
Kulicke & Soffa Industries, Inc. 5,856 320,265
Lattice Semiconductor Corp.* 12,981 716,811
MACOM Technology Solutions
Holdings, Inc.* 4,657 285,055
MaxLinear, Inc.* 6,756 405,495
Meta Materials, Inc.*(a) 20,667 34,514
NeoPhotonics Corp.* 5,012 76,984
NVE Corp. 460 28,460
Onto Innovation, Inc.* 4,658 426,393
PDF Solutions, Inc.* 2,937 87,317
Photronics, Inc.* 5,840 104,419
Power Integrations, Inc. 5,775 466,100
Rambus, Inc.* 10,375 261,969
Semtech Corp.* 6,186 439,825
Silicon Laboratories, Inc.* 3,815 630,200
SiTime Corp.* 1,523 354,996
SkyWater Technology, Inc.* 745 7,472
SMART Global Holdings, Inc.* 1,653 94,816
SunPower Corp.*(a) 7,688 129,005
Synaptics, Inc.* 3,749 788,602
Ultra Clean Holdings, Inc.* 4,222 212,873
Veeco Instruments, Inc.* 4,719 129,725
8,753,977
Software 5.5%
8x8, Inc.* 10,793 165,673
A10 Networks, Inc. 5,522 81,726
ACI Worldwide, Inc.* 11,327 389,309
Agilysys, Inc.* 2,033 77,376
Alarm.com Holdings, Inc.* 4,481 334,148
Alkami Technology, Inc.* 2,689 41,249
Altair Engineering, Inc., Class
A* 4,440 279,365
American Software, Inc., Class
A 3,164 72,740
Appfolio, Inc., Class A* 1,823 210,119
Appian Corp.*(a) 3,762 212,064
Arteris, Inc.* 483 7,144
Asana, Inc., Class A* 6,813 357,546
Avaya Holdings Corp.* 7,893 143,810
AvidXchange Holdings, Inc.* 2,394 24,802
Benefitfocus, Inc.* 2,366 26,357
Blackbaud, Inc.* 4,581 312,149
Blackline, Inc.* 5,186 476,438
Bottomline Technologies DE,
Inc.* 4,299 242,421
Box, Inc., Class A* 13,445 351,318
BTRS Holdings, Inc., Class A* 6,105 39,072
Cerence, Inc.* 3,619 229,770
ChannelAdvisor Corp.* 2,883 60,947
Cleanspark, Inc.* 3,529 23,715
CommVault Systems, Inc.* 4,383 295,677

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Software
Consensus Cloud Solutions,
Inc.* 1,538 87,205
CoreCard Corp.* 769 28,530
Couchbase, Inc.* 913 21,392
CS Disco, Inc.* 725 24,882
Digimarc Corp.*(a) 1,247 39,530
Digital Turbine, Inc.* 8,713 384,679
Domo, Inc., Class B* 2,681 125,900
E2open Parent Holdings,
Inc.*(a) 18,807 174,905
Ebix, Inc. 2,515 76,431
eGain Corp.* 2,137 22,075
Enfusion, Inc., Class A* 2,058 28,421
EngageSmart, Inc.* 1,517 33,162
Envestnet, Inc.* 5,149 380,717
EverCommerce, Inc.*(a) 1,568 18,847
GTY Technology Holdings,
Inc.* 3,050 15,402
Instructure Holdings, Inc.* 1,130 26,103
Intapp, Inc.* 950 19,114
InterDigital, Inc. 3,005 207,435
JFrog Ltd.* 5,141 137,368
Kaltura, Inc.* 1,642 5,895
LivePerson, Inc.* 6,289 187,852
Marathon Digital Holdings,
Inc.*(a) 9,046 212,943
MeridianLink, Inc.* 1,194 23,152
MicroStrategy, Inc., Class
A*(a) 810 298,088
Mimecast Ltd.* 5,833 464,948
Mitek Systems, Inc.* 3,977 65,103
Model N, Inc.* 3,337 92,301
Momentive Global, Inc.* 12,430 212,926
ON24, Inc.* 2,537 41,759
OneSpan, Inc.* 3,447 55,359
PagerDuty, Inc.* 7,852 259,273
Ping Identity Holding Corp.* 5,717 113,139
Progress Software Corp. 4,205 191,370
PROS Holdings, Inc.* 3,788 104,965
Q2 Holdings, Inc.* 5,230 341,258
Qualys, Inc.* 3,261 417,865
Rapid7, Inc.* 5,381 518,352
Rekor Systems, Inc.* 2,973 13,824
Rimini Street, Inc.* 4,202 21,640
Riot Blockchain, Inc.*(a) 8,509 135,633
SailPoint Technologies
Holdings, Inc.* 8,752 338,615
Sapiens International Corp.
NV 2,958 94,183
SecureWorks Corp., Class A* 927 13,673
ShotSpotter, Inc.* 841 22,177
Smith Micro Software, Inc.* 4,900 20,482
Sprout Social, Inc., Class A* 4,290 295,366
SPS Commerce, Inc.* 3,451 427,406
Stronghold Digital Mining, Inc.,
Class A* 705 6,296
Sumo Logic, Inc.* 8,317 99,055
Telos Corp.* 3,766 44,025
Tenable Holdings, Inc.* 8,830 453,862
Upland Software, Inc.* 2,901 56,860
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc.* 10,202 380,127
Verint Systems, Inc.* 6,162 316,295
Veritone, Inc.*(a) 2,716 42,831
Viant Technology, Inc., Class
A* 1,092 8,725
VirnetX Holding Corp.*(a) 6,569 14,846
Vonage Holdings Corp.* 23,119 481,800
Weave Communications, Inc.* 447 4,470
Workiva, Inc.* 4,095 484,357
Xperi Holding Corp. 9,947 167,806
Yext, Inc.* 11,026 89,311
Zuora, Inc., Class A* 10,696 177,874
14,125,120
Specialty Retail 2.5%
Aaron's Co., Inc. (The) 3,243 68,654
Abercrombie & Fitch Co.,
Class A* 5,598 218,322
Academy Sports & Outdoors,
Inc.* 7,506 291,983
American Eagle Outfitters, Inc.
(a) 14,677 335,076
America's Car-Mart, Inc.* 575 54,579
Arko Corp.* 11,388 93,609
Asbury Automotive Group,
Inc.* 2,215 356,549
Barnes & Noble Education,
Inc.* 4,320 26,006
Bed Bath & Beyond, Inc.*(a) 9,723 157,902
Big 5 Sporting Goods Corp. 1,973 38,848
Boot Barn Holdings, Inc.* 2,800 257,516
Buckle, Inc. (The) 2,889 108,742
Caleres, Inc. 3,414 81,868
Camping World Holdings, Inc.,
Class A(a) 4,045 134,294
CarLotz, Inc.* 6,979 14,167
Cato Corp. (The), Class A 1,875 30,975
Chico's FAS, Inc.* 11,400 53,694
Children's Place, Inc. (The)* 1,367 96,715
Citi Trends, Inc.*(a) 845 41,168
Conn's, Inc.* 1,723 41,817
Container Store Group, Inc.
(The)* 3,257 33,221
Designer Brands, Inc., Class
A* 5,697 75,030
Genesco, Inc.* 1,389 89,354
Group 1 Automotive, Inc. 1,666 282,903
GrowGeneration Corp.* 5,296 44,698
Guess?, Inc. 3,780 87,016
Haverty Furniture Cos., Inc. 1,581 46,671
Hibbett, Inc. 1,419 87,481
JOANN, Inc.(a) 1,100 11,759
Kirkland's, Inc.* 1,328 22,483
Lazydays Holdings, Inc.* 696 11,303
LL Flooring Holdings, Inc.* 2,943 42,497
MarineMax, Inc.* 2,039 95,955
Monro, Inc. 3,199 159,086
Murphy USA, Inc. 2,313 454,875
National Vision Holdings, Inc.* 7,736 316,248
ODP Corp. (The)* 4,411 195,099

94 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
OneWater Marine, Inc., Class
A 1,039 53,727
Party City Holdco, Inc.* 10,472 49,533
Rent-A-Center, Inc. 6,306 265,798
Sally Beauty Holdings, Inc.* 10,681 183,393
Shift Technologies, Inc.*(a) 5,881 13,468
Shoe Carnival, Inc. 1,674 57,184
Signet Jewelers Ltd. 5,055 435,387
Sleep Number Corp.* 2,091 149,507
Sonic Automotive, Inc., Class
A 2,074 105,795
Sportsman's Warehouse
Holdings, Inc.* 4,125 45,210
Tilly's, Inc., Class A 2,277 30,011
Torrid Holdings, Inc.* 1,204 11,077
TravelCenters of America,
Inc.* 1,183 53,921
Urban Outfitters, Inc.* 6,501 186,709
Winmark Corp. 331 71,304
Zumiez, Inc.* 2,131 95,788
6,365,975
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* 11,875 212,563
Avid Technology, Inc.* 3,499 109,729
Corsair Gaming, Inc.*(a) 2,893 56,529
Diebold Nixdorf, Inc.* 6,882 64,278
Eastman Kodak Co.* 4,251 16,706
Quantum Corp.* 5,655 28,501
Super Micro Computer, Inc.* 4,153 168,280
Turtle Beach Corp.* 1,441 29,281
685,867
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.* 5,574 572,004
Fossil Group, Inc.* 4,469 49,561
G-III Apparel Group Ltd.* 4,265 115,880
Kontoor Brands, Inc. 5,033 248,077
Movado Group, Inc. 1,489 55,197
Oxford Industries, Inc. 1,567 129,105
PLBY Group, Inc.* 2,726 43,316
Rocky Brands, Inc. 719 30,759
Steven Madden Ltd. 7,717 317,477
Superior Group of Cos., Inc. 1,108 22,637
Unifi, Inc.* 1,392 26,462
Vera Bradley, Inc.* 2,138 17,510
Wolverine World Wide, Inc. 7,707 204,158
1,832,143
Thrifts & Mortgage Finance 1.7%
Axos Financial, Inc.* 5,483 282,374
Blue Foundry Bancorp* 2,644 38,814
Bridgewater Bancshares, Inc.* 2,014 35,829
Capitol Federal Financial, Inc. 12,315 137,066
Columbia Financial, Inc.* 3,760 79,599
Essent Group Ltd. 10,363 472,967
Federal Agricultural Mortgage
Corp., Class C 862 104,992
Finance of America Cos., Inc.,
Class A* 3,164 11,802
Flagstar Bancorp, Inc. 5,010 226,702
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
FS Bancorp, Inc. 722 23,985
Hingham Institution for
Savings 139 53,908
Home Bancorp, Inc. 818 31,779
Home Point Capital, Inc. 642 2,562
Kearny Financial Corp. 6,489 83,968
Luther Burbank Corp. 1,224 15,704
Merchants Bancorp 1,632 47,573
Mr. Cooper Group, Inc.* 5,918 237,608
NMI Holdings, Inc., Class A* 8,042 198,959
Northfield Bancorp, Inc. 3,885 61,228
Northwest Bancshares, Inc. 11,140 157,185
Ocwen Financial Corp.* 774 28,390
PCSB Financial Corp. 1,500 28,020
PennyMac Financial Services,
Inc. 2,988 187,348
Pioneer Bancorp, Inc.* 1,383 15,987
Premier Financial Corp. 3,500 104,475
Provident Bancorp, Inc. 1,535 27,753
Provident Financial Services,
Inc. 6,956 168,127
Radian Group, Inc. 17,237 385,936
Southern Missouri Bancorp,
Inc. 831 45,954
TrustCo Bank Corp. 1,944 65,902
Velocity Financial, Inc.* 813 10,455
Walker & Dunlop, Inc. 2,797 370,351
Washington Federal, Inc. 6,211 217,509
Waterstone Financial, Inc. 2,233 45,598
WSFS Financial Corp. 6,202 324,861
4,331,270
Tobacco 0.1%
22nd Century Group, Inc.*(a) 14,307 31,046
Turning Point Brands, Inc. 1,380 48,617
Universal Corp. 2,362 128,564
Vector Group Ltd. 13,799 153,307
361,534
Trading Companies & Distributors 1.6%
Alta Equipment Group, Inc.* 1,843 25,120
Applied Industrial
Technologies, Inc. 3,674 359,979
Beacon Roofing Supply, Inc.* 5,340 293,006
BlueLinx Holdings, Inc.* 850 60,894
Boise Cascade Co. 3,733 262,131
Custom Truck One Source,
Inc.* 4,359 35,831
DXP Enterprises, Inc.* 1,648 47,051
EVI Industries, Inc.* 556 12,293
GATX Corp. 3,378 352,832
Global Industrial Co. 1,316 46,007
GMS, Inc.* 4,067 208,149
H&E Equipment Services, Inc. 3,076 128,054
Herc Holdings, Inc. 2,385 382,673
Karat Packaging, Inc.* 412 6,810
Lawson Products, Inc.* 479 23,308
McGrath RentCorp 2,289 174,445
MRC Global, Inc.* 7,907 58,591
NOW, Inc.* 10,446 92,865
Rush Enterprises, Inc., Class A 3,989 210,699

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class
B 710 36,025
Textainer Group Holdings Ltd. 4,542 167,055
Titan Machinery, Inc.* 1,946 59,937
Transcat, Inc.* 714 67,766
Triton International Ltd. 6,445 389,407
Veritiv Corp.* 1,416 131,801
WESCO International, Inc.* 4,259 519,130
Willis Lease Finance Corp.* 294 10,516
4,162,375
Water Utilities 0.4%
American States Water Co. 3,528 325,387
Artesian Resources Corp.,
Class A 843 40,633
Cadiz, Inc.* 1,885 5,297
California Water Service
Group 5,029 312,251
Global Water Resources, Inc. 1,383 21,243
Middlesex Water Co. 1,626 164,616
Pure Cycle Corp.* 2,059 26,396
SJW Group 2,674 184,132
York Water Co. (The) 1,234 56,048
1,136,003
Wireless Telecommunication Services 0.2%
Gogo, Inc.* 5,656 70,417
Shenandoah
Telecommunications Co. 4,580 104,287
Telephone & Data Systems,
Inc. 9,577 189,625
United States Cellular Corp.* 1,449 44,368
408,697
Total Common Stocks
(cost $211,454,183) 256,159,760
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*^∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 97
97
Total Rights
(cost $4,467) 97
Short-Term Investment 4.0%
Shares Value ($)
Money Market Fund 4.0%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 10,259,834 10,259,834
Total Short-Term Investment
(cost $10,259,834) 10,259,834
Total Investments
(cost $221,718,484) — 103.7% 266,419,691
Liabilities in excess of other assets — (3.7)% (9,481,616)
NET ASSETS — 100.0%
$ 256,938,075
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $10,602,223, which was collateralized
by cash used to purchase a money market fund with a value
of $10,259,834.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $10,259,834.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

96 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 148 3/2022 USD 1,498,056 (98,900)
(98,900)
As of January 31, 2022, the Fund had $88,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 97
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,714,603 $ – $ – $ 1,714,603
Air Freight & Logistics 906,884 – – 906,884
Airlines 873,374 – – 873,374

98 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
Level 1 Level 2 Level 3 Total
Assets:
Auto Components $ 3,507,253 $ – $ – $ 3,507,253
Automobiles 542,176 – – 542,176
Banks 23,559,401 – – 23,559,401
Beverages 1,048,382 – – 1,048,382
Biotechnology 19,384,746 – – 19,384,746
Building Products 3,337,855 – – 3,337,855
Capital Markets 4,188,751 – – 4,188,751
Chemicals 5,196,652 – – 5,196,652
Commercial Services & Supplies 4,511,362 – – 4,511,362
Communications Equipment 1,925,142 – – 1,925,142
Construction & Engineering 4,046,887 – – 4,046,887
Construction Materials 500,746 – – 500,746
Consumer Finance 2,156,137 – – 2,156,137
Containers & Packaging 779,106 – – 779,106
Distributors 44,202 – – 44,202
Diversified Consumer Services 1,744,167 – – 1,744,167
Diversified Financial Services 385,621 – – 385,621
Diversified Telecommunication Services 1,518,383 – – 1,518,383
Electric Utilities 1,676,158 – – 1,676,158
Electrical Equipment 2,499,489 – – 2,499,489
Electronic Equipment, Instruments &
Components 5,967,634 – – 5,967,634
Energy Equipment & Services 2,552,534 – – 2,552,534
Entertainment 1,650,581 – – 1,650,581
Equity Real Estate Investment Trusts
(REITs) 17,564,730 – – 17,564,730
Food & Staples Retailing 2,681,298 – – 2,681,298
Food Products 2,642,195 – – 2,642,195
Gas Utilities 2,480,759 – – 2,480,759
Health Care Equipment & Supplies 7,977,874 – – 7,977,874
Health Care Providers & Services 7,122,721 – – 7,122,721
Health Care Technology 2,942,585 – – 2,942,585
Hotels, Restaurants & Leisure 6,139,075 – – 6,139,075
Household Durables 4,874,676 – – 4,874,676
Household Products 762,710 – – 762,710
Independent Power and Renewable
Electricity Producers 821,636 – – 821,636
Insurance 5,205,193 – – 5,205,193
Interactive Media & Services 1,515,001 – – 1,515,001
Internet & Direct Marketing Retail 1,292,143 – – 1,292,143
IT Services 4,038,450 – – 4,038,450
Leisure Products 1,283,366 – – 1,283,366
Life Sciences Tools & Services 1,756,109 – – 1,756,109
Machinery 9,429,726 – – 9,429,726
Marine 560,212 – – 560,212
Media 2,667,817 – – 2,667,817
Metals & Mining 3,266,963 – – 3,266,963
Mortgage Real Estate Investment Trusts
(REITs) 3,486,955 – – 3,486,955
Multiline Retail 1,152,733 – – 1,152,733
Multi-Utilities 1,079,458 – – 1,079,458
Oil, Gas & Consumable Fuels 10,791,597 – – 10,791,597
Paper & Forest Products 366,346 – – 366,346
Personal Products 1,417,777 – – 1,417,777
Pharmaceuticals 3,804,179 – – 3,804,179
Professional Services 4,488,316 – – 4,488,316
Real Estate Management & Development 1,926,962 – – 1,926,962
Road & Rail 2,239,011 – – 2,239,011
Semiconductors & Semiconductor
Equipment 8,753,977 – – 8,753,977
Software 14,125,120 – – 14,125,120

Nationwide Small Cap Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 99
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Specialty Retail $ 6,365,975 $ – $ – $ 6,365,975
Technology Hardware, Storage &
Peripherals 685,867 – – 685,867
Textiles, Apparel & Luxury Goods 1,832,143 – – 1,832,143
Thrifts & Mortgage Finance 4,331,270 – – 4,331,270
Tobacco 361,534 – – 361,534
Trading Companies & Distributors 4,162,375 – – 4,162,375
Water Utilities 1,136,003 – – 1,136,003
Wireless Telecommunication Services 408,697 – – 408,697
Total Common Stocks $ 256,159,760 $ – $ – $ 256,159,760
Rights   – 97 – 97
Short-Term Investment 10,259,834 – – 10,259,834
Total Assets $ 266,419,594 $ 97 $ – $ 266,419,691
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (98,900) $ – $ – $ (98,900)
Total Liabilities $ (98,900) $ – $ – $ (98,900)
Total $ 266,320,694 $ 97 $ – $ 266,320,791
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the period ended January 31, 2022, the Fund held one common stock and one rights investments that were categorized as
Level 3 investments which were each valued at $0.

100 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide Small Cap Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of January 31, 2022:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (98,900)
Total $ (98,900)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 101
Common Stocks 99.7%
Shares Value ($)
Aerospace & Defense 7.2%
Boeing Co. (The)* 47,887 9,588,893
General Dynamics Corp. 47,887 10,156,833
L3Harris Technologies, Inc. 47,887 10,022,270
Lockheed Martin Corp. 47,887 18,634,268
Raytheon Technologies Corp. 47,887 4,318,929
52,721,193
Biotechnology 3.6%
Amgen, Inc. 47,887 10,877,053
Biogen, Inc.* 47,887 10,822,462
Gilead Sciences, Inc. 47,887 3,288,879
Myriad Genetics, Inc.* 47,887 1,258,950
26,247,344
Chemicals 0.5%
DuPont de Nemours, Inc. 47,887 3,668,144
Communications Equipment 6.0%
Ciena Corp.* 47,887 3,175,387
Cisco Systems, Inc. 47,887 2,665,869
F5, Inc.* 47,887 9,942,299
Juniper Networks, Inc. 47,887 1,667,425
Motorola Solutions, Inc. 47,887 11,106,911
Nokia OYJ, ADR-FI* 47,887 282,533
Ubiquiti, Inc. 47,887 13,889,146
Viavi Solutions, Inc.* 47,887 788,220
43,517,790
Diversified Telecommunication Services 0.2%
AT&T, Inc. 47,887 1,221,119
Electrical Equipment 0.4%
Sensata Technologies Holding
plc* 47,887 2,746,798
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A 47,887 3,811,326
Corning, Inc. 47,887 2,013,170
LG Display Co. Ltd.,
ADR-KR*(a) 47,887 396,983
6,221,479
Energy Equipment & Services 0.6%
Halliburton Co. 47,887 1,472,046
NOV, Inc. 47,887 786,305
Schlumberger NV 47,887 1,870,945
4,129,296
Entertainment 0.5%
Activision Blizzard, Inc. 47,887 3,783,552
Health Care Equipment & Supplies 1.5%
Baxter International, Inc. 47,887 4,091,465
Boston Scientific Corp.* 47,887 2,054,352
Medtronic plc 47,887 4,955,826
11,101,643
Health Care Technology 2.2%
Cerner Corp. 47,887 4,367,294
Veeva Systems, Inc., Class A* 47,887 11,327,191
15,694,485
Household Durables 1.3%
Garmin Ltd. 47,887 5,958,101
iRobot Corp.*(a) 47,887 3,137,556
9,095,657
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.4%
Honeywell International, Inc. 47,887 9,791,934
Interactive Media & Services 3.0%
Meta Platforms, Inc., Class A* 47,887 15,001,082
Twitter, Inc.* 47,887 1,796,241
Ziff Davis, Inc.* 47,887 5,031,008
21,828,331
Internet & Direct Marketing Retail 1.7%
Alibaba Group Holding Ltd.,
ADR-CN* 47,887 6,023,706
eBay, Inc. 47,887 2,876,572
JD.com, Inc., ADR-CN* 47,887 3,585,778
12,486,056
IT Services 9.4%
Akamai Technologies, Inc.* 47,887 5,485,456
Amdocs Ltd. 47,887 3,634,144
Automatic Data Processing,
Inc. 47,887 9,872,863
DXC Technology Co.* 47,887 1,440,441
International Business
Machines Corp. 47,887 6,396,267
LiveRamp Holdings, Inc.* 47,887 2,138,154
Mastercard , Inc., Class A 47,887 18,502,579
VeriSign, Inc.* 47,887 10,400,099
Visa, Inc., Class A 47,887 10,830,603
68,700,606
Life Sciences Tools & Services 8.9%
Agilent Technologies, Inc. 47,887 6,671,617
Danaher Corp. 47,887 13,685,626
Illumina, Inc.* 47,887 16,703,943
Thermo Fisher Scientific, Inc. 47,887 27,836,713
64,897,899
Pharmaceuticals 1.5%
AstraZeneca plc, ADR-UK 47,887 2,787,502
Bausch Health Cos., Inc.* 47,887 1,176,584
Bristol-Myers Squibb Co. 47,887 3,107,387
Novartis AG, ADR-CH 47,887 4,161,859
11,233,332
Semiconductors & Semiconductor Equipment 26.9%
Advanced Micro Devices, Inc.* 47,887 5,471,090
Analog Devices, Inc. 47,887 7,852,031
Applied Materials, Inc. 47,887 6,617,026
ASML Holding NV
(Registered), NYRS-NL 47,887 32,429,076
Broadcom, Inc. 47,887 28,056,036
FormFactor , Inc.* 47,887 2,046,690
Intel Corp. 47,887 2,337,843
KLA Corp. 47,887 18,640,972
Lam Research Corp. 47,887 28,249,499
Microchip Technology, Inc. 47,887 3,710,285
Micron Technology, Inc. 47,887 3,939,664
NVIDIA Corp. 47,887 11,725,611
NXP Semiconductors NV 47,887 9,837,905
ON Semiconductor Corp.* 47,887 2,825,333
QUALCOMM, Inc. 47,887 8,416,619
Teradyne, Inc. 47,887 5,623,370
Texas Instruments, Inc. 47,887 8,595,238

102 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Xilinx, Inc. 47,887 9,268,529
195,642,817
Software 18.8%
Adobe, Inc.* 47,887 25,586,024
Check Point Software
Technologies Ltd.* 47,887 5,794,806
Citrix Systems, Inc. 47,887 4,881,601
InterDigital , Inc. 47,887 3,305,640
Intuit, Inc. 47,887 26,588,299
Microsoft Corp. 47,887 14,891,899
NortonLifeLock , Inc. 47,887 1,245,541
Open Text Corp. 47,887 2,291,872
Oracle Corp. 47,887 3,886,509
Progress Software Corp. 47,887 2,179,337
PTC, Inc.* 47,887 5,567,343
salesforce.com, Inc.* 47,887 11,139,953
SAP SE, ADR-DE(a) 47,887 5,995,931
Synopsys, Inc.* 47,887 14,868,913
Teradata Corp.* 47,887 1,931,761
VMware, Inc., Class A 47,887 6,152,522
Xperi Holding Corp. 47,887 807,854
137,115,805
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc. 47,887 8,369,690
HP, Inc. 47,887 1,758,890
NetApp, Inc. 47,887 4,142,704
Seagate Technology Holdings
plc 47,887 5,131,092
Western Digital Corp.* 47,887 2,477,673
Xerox Holdings Corp. 47,887 1,010,895
22,890,944
Wireless Telecommunication Services 0.1%
Telephone & Data Systems,
Inc. 47,887 948,163
Total Common Stocks
(cost $182,607,963) 725,684,387
Short-Term Investment 1.3%
Shares Value ($)
Money Market Fund 1.3%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.01%(b)(c) 9,258,367 9,258,367
Total Short-Term Investment
(cost $9,258,367) 9,258,367
Total Investments
(cost $191,866,330) — 101.0% 734,942,754
Liabilities in excess of other assets — (1.0)% (7,188,927)
NET ASSETS — 100.0%
$ 727,753,827
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
January 31, 2022. The total value of securities on loan as of
January 31, 2022 was $9,412,021, which was collateralized
by cash used to purchase a money market fund with a value
of $9,258,367.
(b) Represents 7-day effective yield as of January 31, 2022.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of January 31, 2022 was $9,258,367.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom
Futures contracts outstanding as of January 31, 2022:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 10 3/2022 USD 2,981,000 80,048
80,048
As of January 31, 2022, the Fund had $174,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide NYSE Arca Tech 100 Index Fund - January 31, 2022 (Unaudited) - Statement of Investments - 103
In accordance with the authoritative guidance on fair value
measurements and disclosures under accounting principles
generally accepted in the United States of America, Nationwide
Mutual Funds' (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted
quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily
available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has
delegated authority to NFA, and the Trust’s administrator,
Nationwide Fund Management LLC (“NFM”), to assign a
fair value under certain circumstances, as described below,
pursuant to valuation procedures approved by the Board of
Trustees. NFA and NFM have established a Fair Valuation
Committee (“FVC”) to assign these fair valuations. The fair
value of a security may differ from its quoted or published price.
Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

104 - Statement of Investments - January 31, 2022 (Unaudited) - Nationwide NYSE Arca Tech 100 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2022. Please
see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of
January 31, 2022
:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2022:
The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2022. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 725,684,387 $ – $ – $ 725,684,387
Futures Contracts 80,048 – – 80,048
Short-Term Investment 9,258,367 – – 9,258,367
Total $ 735,022,802 $ – $ – $ 735,022,802
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 80,048
Total $ 80,048
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.